Registration No. 333-109620

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.	☒ Post-Effective Amendment No. 14

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 102

Massachusetts Mutual Variable Annuity Separate Account 4

(Exact Name of Registrant)

Massachusetts Mutual Life Insurance Company

(Name of Depositor)

1295 State Street, Springfield, Massachusetts 01111

(Address of Depositor’s Principal Executive Offices)

(413) 788-8411

John E. Deitelbaum

Senior Vice President and Deputy General Counsel

Massachusetts Mutual Life Insurance Company

1295 State Street

Springfield, Massachusetts 01111

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:    Continuous.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.

☒	on May 1, 2010 pursuant to paragraph (b) of Rule 485.

☐	60 days after filing pursuant to paragraph (a) of Rule 485.

☐	on pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CROSS REFERENCE TO ITEMS

REQUIRED BY FORM N-4

N-4 Item	Caption in Prospectus

1	Cover Page

2	Index of Special Terms

3	Table of Fees and Expenses

4	Condensed Financial Information

5	The Company; Investment Choices; Appendix E - Funds; Appendix F - Funds

6	Expenses; Distribution

7	Ownership; Purchasing a Contract; Voting Rights; Contract Value; Cover Page

8	The Income Phase

9	Death Benefit

10	Contract Value; Distribution

11	Right to Cancel Your Contract; Suspension of Payments or Transfers; Withdrawals

12	Taxes

13	Legal Proceedings

14	Additional Information Caption in Statement of Additional Information

Caption in Statement of Additional Information
15	Cover Page

16	Table of Contents

17	Company

18	Distribution; Experts; Custodian

19	Purchase of Securities Being Offered

20	Distribution

21	Not Applicable

22	Annuity Payments

23	Financial Statements

PART A

INFORMATION REQUIRED IN A PROSPECTUS

Massachusetts Mutual Life Insurance Company

Massachusetts Mutual Variable Annuity Separate Account 4

MassMutual EvolutionSM Variable Annuity

This prospectus describes an individual deferred variable annuity contract offered by Massachusetts Mutual Life Insurance Company. The contract may not be available in all states. The contract provides for accumulation of contract value and annuity payments on a fixed and/or variable basis. Certain features of this contract involve payment of a credit. If you elect any of these features, your contract expenses may be higher with the feature than without them. The amount of any credits may be more than offset by the charges for your elected features.

You, the contract owner, have a number of investment choices in this contract. These investment choices include three fixed account choices as well as the following funds which are offered through our separate account, Massachusetts Mutual Variable Annuity Separate Account 4.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

•	Invesco V.I. Financial Services Fund
•	Invesco V.I. Global Health Care Fund
•	Invesco V.I. Technology Fund

Fidelity® Variable Insurance Products

•	Fidelity® VIP Contrafund® Portfolio

ING Investors Trust

•	ING Clarion Global Real Estate Portfolio

MML Series Investment Fund

•	MML Aggressive Allocation Fund
•	MML American Funds® Core Allocation Fund
•	MML American Funds® Growth Fund
•	MML American Funds® International Fund
•	MML Asset Allocation Fund
•	MML Balanced Allocation Fund
•	MML Blue Chip Growth Fund
•	MML Concentrated Growth Fund
•	MML Conservative Allocation Fund
•	MML Emerging Growth Fund
•	MML Equity Income Fund
•	MML Equity Index Fund
•	MML Foreign Fund
•	MML Global Fund
•	MML Growth Allocation Fund
•	MML Growth & Income Fund
•	MML Income & Growth Fund
•	MML Large Cap Growth Fund
•	MML Large Cap Value Fund
•	MML Mid Cap Growth Fund
•	MML Mid Cap Value Fund
•	MML Moderate Allocation Fund
•	MML NASDAQ-100® Fund[1]
•	MML Small Cap Growth Equity Fund
•	MML Small Cap Index Fund
•	MML Small/Mid Cap Value Fund
•	MML Small Company Value Fund

MML Series Investment Fund II

•	MML Blend Fund
•	MML China Fund
•	MML Enhanced Index Core Equity Fund
•	MML Equity Fund
•	MML High Yield Fund
•	MML Inflation-Protected and Income Fund
•	MML Managed Bond Fund
•	MML Money Market Fund
•	MML Short-Duration Bond Fund
•	MML Small Cap Equity Fund
•	MML Strategic Emerging Markets Fund

Oppenheimer Variable Account Funds

•	Oppenheimer Balanced Fund/VA**
•	Oppenheimer Capital Appreciation Fund/VA
•	Oppenheimer Global Securities Fund/VA
•	Oppenheimer Global Strategic Income Fund/VA
•	Oppenheimer High Income Fund/VA**
•	Oppenheimer Main Street Fund®/VA
•	Oppenheimer Money Fund/VA*
•	Oppenheimer Small- & Mid-Cap Growth Fund/VA

Panorama Series Fund, Inc.

•	Oppenheimer International Growth Fund/VA

PIMCO Variable Insurance Trust

•	PIMCO VIT CommodityRealReturn® Strategy Portfolio

*	Unavailable in contracts issued on or after 1/19/2008.
**	Unavailable in contracts issued on or after 5/1/2009. For contracts issued prior to 5/1/2009, you may not allocate any new money to this fund via purchase payments or transfers.
[1]

NASDAQ®, NASDAQ-100® and NASDAQ-100 Index® are trademarks of The NASDAQ Stock Market, Inc. (together with its affiliates, “NASDAQ”) and are licensed for use by the Fund. The Fund has not been passed on by NASDAQ as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by NASDAQ. NASDAQ MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE FUND.

Please read this prospectus before investing. You should keep it for future reference. It contains important information about the contract.

To learn more about the contract, you can obtain a copy of the Statement of Additional Information (SAI), dated May 1, 2010. We filed the SAI with the Securities and Exchange Commission (SEC) and it is legally a part of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on page 55 of this prospectus. For a free copy of the SAI, or for general inquiries, call our Service Center at (800) 272-2216 or write to our Service Center using the following address: MassMutual Financial Group, Document Management Services – Annuities W360, P.O. Box 9067, Springfield, MA 01102-9067. (Overnight Mail Address: MassMutual Financial Group, Document Management Services – Annuities W360, 1295 State Street, Springfield, MA 01111-0111)

The contract:

•	is not a bank or credit union deposit or obligation.
•	is not FDIC or NCUA insured.
•	is not insured by any federal government agency.
•	is not guaranteed by any bank or credit union.
•	may go down in value.

The SEC has not approved the contract or determined that this prospectus is accurate or complete. Any representation that it has is a criminal offense.

May 1, 2010

Index of Special Terms

We have tried to make this prospectus as readable and understandable for you as possible. By the very nature of the contract, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term.

Page

2008 Version	4

Accumulation Phase	4

Accumulation Unit	21

Age	14

Annuitant	13

Annuity Date	34

Annuity Options	36

Annuity Payments	34

Annuity Unit Value	36

Contract Anniversary	107

Free Withdrawals	32

Income Phase	34

Non-Qualified	46

Pre-2008 Version	4

Purchase Payment	14

Qualified	46

Separate Account	18

Service Center	4

Tax Deferral	5

Contacting the Company

How to Contact Us.  You may contact us by calling your registered representative or the MassMutual Customer Service Center (our Service Center) at (800) 272-2216 Monday through Friday between 8 a.m. and 8 p.m. Eastern Time. You may also e-mail us by visiting www.massmutual.com/asc. Additionally, you may write to our Service Center using the following address: MassMutual Financial Group, Document Management Services – Annuities W360, P.O. Box 9067, Springfield, MA 01102-9067 or to our overnight mail address at MassMutual Financial Group, Document Management Services – Annuities W360, 1295 State Street, Springfield, MA 01111-0111.

Sending Forms and Written Requests in Good Order.  From time to time you may want to submit a written request for a withdrawal, a change of beneficiary, or some other action. We can only act upon your request if we receive it in “good order.” Contact our Service Center to learn what information we require for your request to be in “good order.” Generally, your request must include the information and/or documentation we need to complete the action without using our own discretion to carry it out. Additionally, some actions may require that you submit your request on our form.

Overview

2008 and Pre-2008 Versions of the Evolution Contract.  This prospectus describes two versions of the Evolution contract: the 2008 Version (contracts applied for on or after 9/8/2008, subject to state availability); and the Pre-2008 Version (contracts applied for prior to 9/8/2008 or in states where the 2008 Version was unavailable). The primary differences are disclosed in the following sections: “Table of Fees and Expenses,” “Persistency Credit,” “Appendix E – Funds” and “Appendix F – Funds.” Additionally, the expenses for funds offered in the 2008 Version are generally higher than for the funds in the Pre-2008 Version. See “Table of Fees and Expenses – Annual Fund Operating Expenses.”

The following is intended as a summary. Please read each section of this prospectus for additional detail.

This annuity is a contract between “you,” the owner and “us,” Massachusetts Mutual Life Insurance Company. The contract is intended for retirement savings or other long-term investment purposes. In exchange for your purchase payments, we agree to pay you an income (annuity payments) when you choose to receive it. You select the income period beginning on a date you designate. For the 2008 Version this date must be at least 13 months from when you purchase the contract. For the Pre-2008 Version this date must be at least 30 days (13 months for contracts issued in New York) from when you purchase the contract.

The contract, like all deferred annuity contracts, has two phases – the accumulation phase and the income phase. Your contract is in the accumulation phase until you decide to begin receiving annuity payments. During the accumulation phase you can apply purchase payments to your contract and we provide a death benefit. Once you begin receiving annuity payments, your contract enters the income phase. You can participate in both phases simultaneously if you apply a portion of your contract value to an annuity option.

Contract Type.  The contract described in this prospectus is an individual deferred variable annuity. The contract provides for accumulation of contract value and annuity payments on a fixed and/or variable basis.

The Prospectus and the Contract.  This prospectus describes general provisions of the contract, but is not intended to address all details of the contract. Where the prospectus and contract differ, the contract will control. You should read your contract for more information about its terms and conditions. Your contract may include state specific requirements which are not described in this prospectus. Each contract is subject to the law of the state in which the contract is issued. Some of the terms of your contract may differ from the terms of the contract delivered in another state because of state-specific legal requirements. Some of the subject matters in which there may be state-specific contract provisions include:

•	the contingent deferred sales charge schedule;

•	the availability of certain investment choices;

•	certain contract features;

•	free look rights;

•	the minimum interest rate credited to the fixed account;

•	premium taxes; and

•	fund transfer rights.

If you would like information regarding state-specific contract provisions, you should contact your registered representative or call our Service Center at the number shown on page 1 of this prospectus.

Additional Features.  For an additional charge, the Annual Ratchet Death Benefit and the Guaranteed Minimum Accumulation Benefit are available for election when we issue your contract (subject to the terms and restrictions described in “Additional Features”). The contract also offers an Electronic Document Delivery Credit which provides your contract with a credit. This feature can be elected at any time.

Death Benefits.  The contract offers two death benefit features during the accumulation phase: the Basic Death Benefit or, for an additional charge, the Annual Ratchet Death Benefit. Once the income phase commences, payments upon death may be available to beneficiaries depending on the annuity option elected. See “Death Benefit,” “Additional Features” and “Income Phase.”

Annuity Options.  We make annuity payments based on the annuity option you elect. When you elect an annuity option you also elect among a number of features, including but not limited to: duration, number of payees, payments to beneficiaries, and whether payments will be variable and/or fixed payments. See “The Income Phase.”

Investment Choices.  You can choose to allocate your purchase payments among various investment choices. Your choices include over forty funds and three fixed accounts. The amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the funds you select as well as the interest we credit on the fixed accounts. The number of investment choices may be restricted if you elect certain additional features. See “Investment Choices,” “Additional Features,” “Appendix E – Funds,” “Appendix F – Funds” and “Appendix I.”

Withdrawals.  Subject to certain restrictions, you may periodically make partial withdrawals of your contract value. If you make a full withdrawal of your contract value, all your rights under the contract will be terminated. Income taxes, tax penalties, and a contingent deferred sales charge may apply to any withdrawal you request. See “Withdrawals,” “Expenses – Contingent Deferred Sales Charge” and “Taxes.”

Transfers.  Subject to certain restrictions, you may periodically transfer contract value among available investment choices. See “Transfers and Transfer Programs.”

Fees.  Your contract value will be subject to certain fees. These charges will be reflected in your contract value and may be reflected in any annuity payments you choose to receive from the contract. See “Expenses” and “Table of Fees and Expenses.”

Taxation.  The Internal Revenue Code of 1986, as amended, has certain rules that apply to the contract. These tax treatments apply to earnings from the contract, withdrawals, death benefits and annuity options. See “Taxes.”

Tax Deferral.  You are generally not taxed on contract earnings until you take money from your contract. This is known as tax deferral. Tax deferral is automatically provided by tax-qualified retirement plans. There is no additional tax deferral provided when a variable annuity contract is used to fund a tax-qualified retirement plan. Investors should consider buying a variable annuity to fund a qualified plan for the annuity’s additional features such as lifetime income payments and death benefit protection.

Right to Cancel Your Contract.  You have a right to examine your contract. If you change your mind about owning your contract, you can generally cancel it within 10 calendar days after receiving it. However, this time period may vary by state. See “Right to Cancel Your Contract.”

Table of Fees and Expenses

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.

I.  The first table describes the fees and expenses that you will pay at the time that you transfer the value between investment choices, or surrender the contract. We do not deduct a sales charge when we receive a purchase payment, but we may assess a contingent deferred sales charge as noted below. Premium taxes may also be deducted, but are not reflected below.

Owner Transaction Expenses

	Current	Maximum
Transfer Fee
During the Accumulation Phase	$0	12 free transfers per calendar year, thereafter, $20 per transfer.

Contingent Deferred Sales Charge (CDSC)

2008 Version: for contracts applied for on or after 9/8/2008, subject to state availability
CDSC as a percentage of amount withdrawn or applied to an annuity option	7% [1]	7% [1]

1 Contingent Deferred Sales Charge Schedule

Contract Year	1	2	3	4	5 and later
Percentage	7%	6%	6%	4%	0%

Pre-2008 Version: for contracts applied for prior to 9/8/2008 or in states where the 2008 Version was unavailable
CDSC as a percentage of amount withdrawn or applied to an annuity option	7% [2]	7% [2]

2 Contingent Deferred Sales Charge Schedule

Contract Year	1	2	3	4	5	6 and later
Percentage	7%	6%	6%	4%	3%	0%

II.  The next table describes fees and expenses you will pay periodically during the time you own the contract, not including fees and expenses deducted by the funds you select.

Periodic Contract Charges

	Current	Maximum
Annual Contract Maintenance Charge	$40	$60

Separate Account Annual Expenses

(as a percentage of average account value in the separate account)

For 2008 Version Contracts Issued on or after May 1, 2010

(2008 Version contracts were those applied for on or after 9/8/2008, subject to state availability)

	Current
Elected Feature(s)	Basic Death Benefit	Basic Death Benefit & GMAB	Annual Ratchet Death Benefit	Annual Ratchet Death Benefit & GMAB
Mortality and Expense Risk Charge	1.60%	1.60%	1.60%	1.60%
Administrative Charge	0.15%	0.15%	0.15%	0.15%
Death Benefit Charge[a]	0.00%	0.00%	0.40%	0.40%
GMAB[c] Charge	N/A	0.95%	N/A	0.95%
Total Separate Account Charges	1.75%	2.70%	2.15%	3.10%

	Maximum
Elected Feature(s)	Basic Death Benefit	Basic Death Benefit & GMAB	Annual Ratchet Death Benefit	Annual Ratchet Death Benefit & GMAB
Mortality and Expense Risk Charge	1.75%	1.75%	1.75%	1.75%
Administrative Charge	0.25%	0.25%	0.25%	0.25%
Death Benefit Charge[a]	0.00%	0.00%	0.90%	0.90%
GMAB[c] Charge	N/A	1.00%	N/A	1.00%
Total Separate Account Charges	2.00%	3.00%	2.90%	3.90%

For 2008 Version Contracts Issued Prior to May 1, 2010

(2008 Version contracts were those applied for on or after 9/8/2008, subject to state availability)

	Current
Elected Feature(s)	Basic Death Benefit	Basic Death Benefit & GMAB	Annual Ratchet Death Benefit	Annual Ratchet Death Benefit & GMAB
Mortality and Expense Risk Charge	1.60%	1.60%	1.60%	1.60%
Administrative Charge	0.15%	0.15%	0.15%	0.15%
Death Benefit Charge[a]	0.00%	0.00%	0.40%	0.40%
GMAB[c] Charge	N/A	0.50%	N/A	0.50%
Total Separate Account Charges	1.75%	2.25%	2.15%	2.65%

	Maximum
Elected Feature(s)	Basic Death Benefit	Basic Death Benefit & GMAB	Annual Ratchet Death Benefit	Annual Ratchet Death Benefit & GMAB
Mortality and Expense Risk Charge	1.75%	1.75%	1.75%	1.75%
Administrative Charge	0.25%	0.25%	0.25%	0.25%
Death Benefit Charge[a]	0.00%	0.00%	0.90%	0.90%
GMAB[c] Charge	N/A	1.00%	N/A	1.00%
Total Separate Account Charges	2.00%	3.00%	2.90%	3.90%

For Pre-2008 Version Contracts Issued on or after September 1, 2006

(Pre-2008 contracts were those applied for prior to 9/8/2008 or in states where the 2008 Version was unavailable)

	Current
Elected Feature(s)	Basic Death Benefit	Basic Death Benefit & GMAB	Basic Death Benefit & Basic GMIB	Annual Ratchet Death Benefit	Annual Ratchet Death Benefit & GMAB	Annual Ratchet Death Benefit & Basic GMIB
Mortality and Expense Risk Charge	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%
Administrative Charge	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Death Benefit Charge[a]	0.00%	0.00%	0.00%	0.40%	0.40%	0.40%
GMAB[c] or Basic GMIB[b] Charge	N/A	0.50%	0.65%	N/A	0.50%	0.65%
Total Separate Account Charges	1.55%	2.05%	2.20%	1.95%	2.45%	2.60%

	Maximum
Elected Feature(s)	Basic Death Benefit	Basic Death Benefit & GMAB	Basic Death Benefit & Basic GMIB	Annual Ratchet Death Benefit	Annual Ratchet Death Benefit & GMAB	Annual Ratchet Death Benefit & Basic GMIB
Mortality and Expense Risk Charge	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%
Administrative Charge	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Death Benefit Charge[a]	0.00%	0.00%	0.00%	0.90%	0.90%	0.90%
GMAB[c] or Basic GMIB[b] Charge	N/A	1.00%	1.25%	N/A	1.00%	1.25%
Total Separate Account Charges	2.00%	3.00%	3.25%	2.90%	3.90%	4.15%

For Pre-2008 Version Contracts Issued Prior to September 1, 2006

(Pre-2008 contracts were those applied for prior to 9/8/2008 or in states where the 2008 Version was unavailable)

	Current
Elected Feature(s)	Basic Death Benefit	Basic Death Benefit & GMAB	Basic Death Benefit & Basic GMIB	Annual Ratchet Death Benefit	Annual Ratchet Death Benefit & GMAB	Annual Ratchet Death Benefit & Basic GMIB
Mortality and Expense Risk Charge	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%
Administrative Charge	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Death Benefit Charge[a]	0.00%	0.00%	0.00%	0.40%	0.40%	0.40%
GMAB[c] or Basic GMIB[b] Charge	N/A	0.40%	0.65%	N/A	0.40%	0.65%
Total Separate Account Charges	1.55%	1.95%	2.20%	1.95%	2.35%	2.60%

	Maximum
Elected Feature(s)	Basic Death Benefit	Basic Death Benefit & GMAB	Basic Death Benefit & Basic GMIB	Annual Ratchet Death Benefit	Annual Ratchet Death Benefit & GMAB	Annual Ratchet Death Benefit & Basic GMIB
Mortality and Expense Risk Charge	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%
Administrative Charge	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Death Benefit Charge[a]	0.00%	0.00%	0.00%	0.90%	0.90%	0.90%
GMAB[c] or Basic GMIB[b] Charge	N/A	1.00%	1.25%	N/A	1.00%	1.25%
Total Separate Account Charges	2.00%	3.00%	3.25%	2.90%	3.90%	4.15%

[a]	Your contract includes the Basic Death Benefit unless you elect the Annual Ratchet Death Benefit when we issue your contract.
[b]

“Basic GMIB” is the Basic Guaranteed Minimum Income Benefit. See “Table of Fees and Expenses – Other Charges” for MassMutual Guaranteed Income Plus 5 (GMIB 5) and MassMutual Guaranteed Income Plus 6 (GMIB 6).

[c]	“GMAB” is the Guaranteed Minimum Accumulation Benefit.

Other Charges

These Additional Features Are Unavailable to New Sales

Charges for these additional features are deducted from contract value, and therefore are not included in separate account annual expenses assessed under this contract.

	Current Charge	Maximum Charge

Guaranteed Minimum Income Benefit

MassMutual Guaranteed Income Plus 5 (GMIB 5)	0.65% of current GMIB value	1.50% of current GMIB value

MassMutual Guaranteed Income Plus 6 (GMIB 6)	0.80% of current GMIB value	1.50% of current GMIB value

Guaranteed Minimum Withdrawal Benefit / MassMutual Lifetime Payment Plus

Single Life	0.60% of current benefit base	1.50% of current benefit base

Joint Life	0.85% of current benefit base	1.50% of current benefit base

Annual Fund Operating Expenses

2008 Version:  for contracts applied for on or after 9/8/2008, subject to state availability

While you own the contract, if your assets are invested in any of the sub-accounts, you will be subject to the fees and expenses charged by the fund in which that sub-account invests. The first table shows the minimum and maximum total operating expenses charged by any of the funds, expressed as a percentage of average net assets, for the year ended December 31, 2009. More detail concerning each fund’s fees and expenses that you may pay periodically during the time that you own the contract, is contained in the second table below and each fund prospectus.

Charge	Minimum	Maximum
Total Annual Fund Operating Expenses that are deducted from fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses.	0.54%	2.08%

The following table provides more specific information about the total fund operating expenses of each fund. The fees and expenses reflected in this table are expressed as a percentage of average net assets for the year ended December 31, 2009.

Investment Management Fees and Other Expenses

Fund Name	Management Fee[1]		Other Expenses		12b-1 Fees	Acquired Fund Fees & Expenses		Total Annual Fund Operating Expenses
Fidelity® VIP Contrafund® Portfolio (Service Class 2)	0.56%		0.11%		0.25%	—		0.92%	[2]
ING Clarion Global Real Estate Portfolio (Class S)	0.79%	[3]	0.22%		0.25%	0.00%		1.26%	[4]
Invesco V.I. Financial Services (Series II Shares)[5]	0.75%		0.53%		0.25%	0.01%	[6]	1.54%	[7]
Invesco V.I. Global Health Care Fund (Series II Shares)[8]	0.75%		0.39%		0.25%	0.01%	[6]	1.40%	[7]
Invesco V.I. Technology Fund (Series II Shares)[9]	0.75%		0.44%		0.25%	0.01%	[6]	1.45%	[7]
MML Aggressive Allocation Fund (Service Class)	0.10%		0.14%		0.25%	0.81%	[10]	1.30%	[11]
MML American Funds® Core Allocation Fund (Service Class I)	0.20%		0.32%		0.25%	0.41%	[10]	1.18%	[12]
MML American Funds® Growth Fund (Service Class I)[13]	0.48%		0.52%		0.25%	—		1.25%	[14]
MML American Funds® International Fund (Service Class I)[15]	0.65%		0.55%		0.25%	—		1.45%	[16]
MML Asset Allocation Fund (Service Class)	0.55%		0.08%		0.25%			0.88%
MML Balanced Allocation Fund (Service Class)	0.10%		0.04%		0.25%	0.67%	[10]	1.06%
MML Blend Fund (Service Class)	0.43%		0.06%		0.25%	—		0.74%
MML Blue Chip Growth Fund (Service Class)	0.75%		0.08%		0.25%	—		1.08%
MML China Fund (Service Class I)	1.05%		0.78%		0.25%	—		2.08%	[17]
MML Concentrated Growth Fund (Service Class I)	0.60%	[18]	0.33%		0.25%	—		1.18%
MML Conservative Allocation Fund (Service Class)	0.10%		0.05%		0.25%	0.63%	[10]	1.03%
MML Emerging Growth Fund (Service Class)	1.05%		0.47%		0.25%	—		1.77%	[19]
MML Enhanced Index Core Equity Fund (Service Class)	0.55%		0.35%	[20]	0.25%	—		1.15%	[21]

Fund Name	Management Fee[1]		Other Expenses		12b-1 Fees	Acquired Fund Fees & Expenses		Total Annual Fund Operating Expenses
MML Equity Fund (Service Class)	0.41%		0.05%		0.25%	—		0.71%
MML Equity Income Fund (Service Class)	0.75%		0.06%		0.25%	—		1.06%
MML Equity Index Fund (Service Class I)	0.10%		0.36%		0.25%	—		0.71%	[22]
MML Foreign Fund (Service Class)	0.89%		0.12%		0.25%	—		1.26%
MML Global Fund (Service Class I)	0.60%		0.54%		0.25%	—		1.39%	[23]
MML Growth & Income Fund (Service Class)	0.50%		0.08%		0.25%	—		0.83%
MML Growth Allocation Fund (Service Class)	0.10%		0.02%		0.25%	0.75%	[10]	1.12%
MML High Yield Fund (Service Class I)	0.60%		0.32%		0.25%	—		1.17%	[24]
MML Income & Growth Fund (Service Class)	0.65%		0.07%		0.25%	—		0.97%
MML Inflation-Protected and Income Fund (Service Class)	0.55%		0.36%		0.25%	—		1.16%
MML Large Cap Growth Fund (Service Class)	0.65%		0.16%		0.25%	—		1.06%
MML Large Cap Value Fund (Service Class)	0.78%		0.07%		0.25%	—		1.10%
MML Managed Bond Fund (Service Class)	0.41%		0.01%		0.25%	—		0.67%
MML Mid Cap Growth Fund (Service Class)	0.77%		0.07%		0.25%	—		1.09%
MML Mid Cap Value Fund (Service Class)	0.84%		0.07%		0.25%	0.02%	[10]	1.18%
MML Moderate Allocation Fund (Service Class)	0.10%		0.03%		0.25%	0.70%	[10]	1.08%
MML Money Market Fund (Initial Class)	0.47%	[25]	0.07%		—	—		0.54%
MML NASDAQ-100® Fund (Service Class)	0.45%		0.65%	[20]	0.25%	—		1.35%	[26]
MML Short-Duration Bond Fund (Service Class I)	0.40%		0.27%		0.25%	—		0.92%	[27]
MML Small Cap Equity Fund (Service Class)	0.64%		0.25%		0.25%	0.04%	[10]	1.18%
MML Small Cap Growth Equity Fund (Service Class)	1.07%		0.09%	[20]	0.25%	—		1.41%
MML Small Cap Index Fund (Service Class)	0.35%		0.19%	[20]	0.25%	—		0.79%
MML Small Company Value Fund (Service Class I)	0.85%		0.41%		0.25%	0.17%	[10]	1.68%	[28]
MML Small/Mid Cap Value Fund (Service Class)	0.75%		0.07%		0.25%	—		1.07%
MML Strategic Emerging Markets Fund (Service Class I)	1.05%		0.74%		0.25%	—		2.04%	[29]
Oppenheimer Balanced Fund/VA (Service Shares)**	0.75%	[30]	0.15%		0.25%	0.02%		1.17%	[31,32]
Oppenheimer Capital Appreciation Fund/VA (Service Shares)	0.66%		0.13%		0.25%	—		1.04%	[31,33]
Oppenheimer Global Securities Fund/VA (Service Shares)	0.64%		0.11%		0.25%	—		1.00%	[31]
Oppenheimer Global Strategic Income Fund/VA (Service Shares)[34]	0.55%		0.10%		0.25%	0.03%		0.93%	[31,35]
Oppenheimer High Income Fund/VA (Service Shares)**	0.75%	[30]	0.21%		0.25%	0.02%		1.23%	[31,36]
Oppenheimer International Growth Fund/VA (Service Shares)	0.97%	[30]	0.12%		0.25%	0.01%		1.35%	[31,37]
Oppenheimer Main Street Fund®/VA (Service Shares)	0.66%		0.12%		0.25%	—		1.03%	[31]

Fund Name	Management Fee[1]		Other Expenses		12b-1 Fees	Acquired Fund Fees & Expenses		Total Annual Fund Operating Expenses
Oppenheimer Small- & Mid-Cap Growth Fund/VA (Service Shares)[38]	0.73%	[39]	0.14%		0.25%	—		1.12%	[31,40]
PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class)	0.74%	[41]	0.09%	[42]	0.25%	0.13%	[43]	1.21%	[44,45]

**	Unavailable in contracts issued on or after May 1, 2009. For contracts issued prior to May 1, 2009, you may not allocate any new money to this fund via purchase payments or transfers.

1. The “Management Fee” is the investment advisory fee paid by the Portfolio or Fund to its investment adviser.

2. A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund’s expenses. In addition, through arrangements with the Fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund’s custodian expenses. Including these reductions, the total class operating expenses would have been 0.90%. These offsets may be discontinued at any time.

3. The adviser is contractually obligated to waive a portion of the management fee through May 1, 2011. Based upon net assets as of December 31, 2009, the management fee waiver for the Portfolio would be (0.01)%. There is no guarantee that the management fee waiver will continue after May 1, 2011. The management fee waiver will only renew if the adviser elects to renew it.

4. The adviser is contractually obligated to limit expenses to 1.15% through at least May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to recoupment by the adviser within three years. After all waivers, reimbursements and other credits, the actual total annual fund operating expenses for the fiscal year ended December 31, 2009 were 1.14%.

5. Formerly known as AIM V.I. Financial Services Fund.

6. Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements listed above may exceed the expense limit numbers. The impact of the Acquired Fund Fees and Expenses are included in the total returns of the Fund.

7. The Adviser has contractually agreed, through at least April 30, 2011, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series II shares to 1.45% of average daily net assets.

8. Formerly known as AIM V.I. Global Health Care Fund.

9. Formerly known as AIM V.I. Technology Fund.

10. Acquired Fund Fees and Expenses represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund Fees and Expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

11. MassMutual has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other nonrecurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses), excluding Acquired Fund Fees and Expenses, through May 1, 2011, to the extent that Other Expenses would otherwise exceed 0.10%. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 1.26%.

12. MassMutual has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses), excluding Acquired Fund fees and expenses, through May 1, 2011. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 1.16%.

13. Reflects the combined expenses of the Master Growth Fund and the Fund. The Fund has a management fee of 0.15%, Rule 12b-1 Fees of 0.25% and other expenses of 0.50%. The Master Growth Fund has a management fee of 0.33% and other expenses of 0.02%.

14. MassMutual has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses), excluding Master Fund fees and expenses, through May 1, 2011. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 1.05%.

15. Reflects the combined expenses of the Master International Fund and the Fund. The Fund has a management fee of 0.15%, Rule 12b-1 Fees of 0.25% and other expenses of 0.51%. The Master International Fund has a management fee of 0.50% and other expenses of 0.04%.

16. MassMutual has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses), excluding Master Fund fees and expenses, through May 1, 2011. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 1.24%.

17. MassMutual has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through May 1,

2011. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 1.65%.

18. MassMutual has voluntarily agreed to waive .05% of its management fees for the Fund. MassMutual may amend or discontinue this waiver at any time without advance notice.

19. MassMutual has contractually agreed to bear expenses of the Fund (other than the management and 12b-1 fees, interest, taxes, brokerage commissions, extraordinary litigation and legal expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) in excess of 0.20% of the average daily net asset values of the Fund through May 1, 2011. Such agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 1.50%.

20. Other Expenses include Acquired Fund fees and expenses, which represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

21. MassMutual has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses), excluding Acquired Fund Fees and Expenses, through May 1, 2011. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 0.91%.

22. MassMutual has contractually agreed to bear the expenses (other than the management, 12b-1 and administrative fees, interest, taxes, brokerage commissions, extraordinary litigation and legal expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) in excess of 0.05% of the average daily net asset values through May 1, 2011. Such agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 0.70%.

23. MassMutual has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through May 1, 2011. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 1.15%.

24. MassMutual has contractually agreed to (i) waive .10% of its management fees for the Fund through May 1, 2011, and (ii) cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through May 1, 2011. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this waiver and cap. If this table did reflect the waiver and cap, the Total Annual Fund Operating Expenses would be 0.94%. Other Expenses are based on estimated amounts for the first fiscal year.

25. MassMutual has agreed to voluntarily waive some or all of its management fees and, if necessary, reimburse some or all of the Fund's Other Expenses, in an attempt to allow the Initial Class shares of the Fund to maintain a 1-day yield of at least approximately 0.00%. MassMutual may amend or discontinue this waiver at any time without advance notice.

26. MassMutual has contractually agreed to bear expenses of the Fund (other than the management and 12b-1 fees, interest, taxes, brokerage commissions, extraordinary litigation and legal expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses), excluding Acquired Fund Fees and Expenses, in excess of 0.11% of the average daily net asset values of the Fund through May 1, 2011. Such agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 0.82%.

27. MassMutual has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through May 1, 2011. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 0.80%. Other Expenses are based on estimated amounts for the first fiscal year.

28. MassMutual has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses), excluding Acquired Fund fees and expenses, through May 1, 2011. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 1.57%.

29. MassMutual has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through May 1, 2011. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 1.65%.

30. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in Oppenheimer Institutional Money Market Fund.

31. The Fund's management fee and other annual operating expenses may vary in future years.

32. The Manager has voluntarily agreed to waive a portion of the advisory fee and/or reimburse certain expenses so “Total Annual Operating Expenses” of the Fund will not exceed 0.92% of average annual net assets. The voluntary undertaking may be amended or withdrawn at any time. After all waivers, reimbursements and other credits, the actual total annual fund operating expenses for the fiscal year ended December 31, 2009 were 0.87%. From April 1, 2009 through March 31, 2010, the Manager voluntarily waived the advisory fee by 0.08% of the Fund’s average daily net assets. That voluntary waiver was applied after all other waivers and/or reimbursements.

33. Effective May 1, 2009, the Manager has voluntarily undertaken to limit the Fund's total annual operating expenses so that those expenses, as percentages of daily net assets will not exceed the annual rate of 1.05%. This voluntary undertaking may be amended or withdrawn at any time. After all waivers, reimbursements and other credits, the actual total annual fund operating expenses for the fiscal year ended December 31, 2009 were 1.03%. The voluntary undertaking may be amended or withdrawn at any time.

34. Formerly known as Oppenheimer Strategic Bond Fund.

35. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investments in Oppenheimer Institutional Money Market Fund, Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Event-Linked Bond Fund, LLC. After all waivers, reimbursements and other credits, the actual total annual fund operating expenses for the fiscal year ended December 31, 2009 were 0.90%. The voluntary undertaking may be amended or withdrawn at any time.

36. From April 1, 2009 through March 31, 2010, the Manager voluntarily waived its advisory fee by 0.26% of the Fund’s daily net assets. The voluntary waiver was applied after all other waivers and/or reimbursements. Effective May 1, 2009, the Manager has voluntarily undertaken to limit the Fund’s total annual operating expenses so that those expenses, as percentage of daily net assets will not exceed the annual rate of 1.00%. The voluntary undertaking may be amended or withdrawn at any time. After all waivers, reimbursements and other credits, the actual total annual fund operating expenses for the fiscal year ended December 31, 2009 were 0.82%.

37. Effective May 1, 2009, the Manager has voluntarily undertaken to limit the Fund’s total annual operating expenses so that those expenses, as percentage of daily net assets will not exceed the annual rate of 1.25%. This voluntary undertaking may be amended or withdrawn at any time.

38. Formerly known as Oppenheimer MidCap Fund/VA.

39. Effective April 1, 2009 through March 31, 2010, the Manager has agreed to voluntarily waive its advisory fee by 0.09% of the Fund’s average annual net assets. This voluntary waiver will be applied after all other waivers and/or reimbursements and may be amended or withdrawn at any time. Effective April 1, 2010 through August 31, 2010, the Manager has agreed to voluntarily waive its advisory fee by 0.05% of the Fund's average daily net assets. This voluntary waiver will be applied after all other waivers and/or reimbursements and may be withdrawn at any time.

40. Effective May 1, 2009, the Manager has voluntarily undertaken to limit the Fund’s total annual operating expenses so that those expenses, as percentages of daily net assets will not exceed the annual rate of 1.05%. The voluntary undertaking may be amended or withdrawn at any time. After all waivers, reimbursements and other credits, the actual total annual fund operating expenses for the fiscal year ended December 31, 2009 were 0.92%.

41. “Management Fees” reflect an advisory and a supervisory and administrative fee payable by the Portfolio to PIMCO.

42. “Other Expenses” reflect interest expense. Interest expense is based on the amounts incurred during the Portfolio's most recent fiscal year as a result of entering into certain investment, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of the Portfolio for accounting purposes, but the amount of the interest expense (if any) will vary with the Portfolio's use of those investments (like reverse repurchase agreements) as an investment strategy.

43. The Subsidiary has entered into a separate contract with PIMCO for the Management of the Subsidiary's portfolio pursuant to which the Subsidiary pays PIMCO management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets.

44. The Total Annual Portfolio Operating Expenses do not match the Ratio of Expense to Average Net Assets of the Portfolio, as set forth in the Financial Highlights table of the Portfolio's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

45. PIMCO has contractually agreed to waive the advisory fee and the supervisory and administrative fee it receives from the Portfolio in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place.

(See the fund prospectuses for more information.)

Annual Fund Operating Expenses

Pre-2008 Version:  for contracts applied for prior to 9/8/2008 or in states where the 2008 Version was unavailable

While you own the contract, if your assets are invested in any of the sub-accounts, you will be subject to the fees and expenses charged by the fund in which that sub-account invests. The first table shows the minimum and maximum total operating expenses charged by any of the funds, expressed as a percentage of average net assets, for the year ended December 31, 2009. More detail concerning each fund’s fees and expenses that you may pay periodically during the time that you own the contract, is contained in the second table below and each fund prospectus.

Charge	Minimum	Maximum
Total Annual Fund Operating Expenses that are deducted from fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses.	0.42%	2.08%

The following table provides more specific information about the total fund operating expenses of each fund. The fees and expenses reflected in this table are expressed as a percentage of average net assets for the year ended December 31, 2009.

Investment Management Fees and Other Expenses

Fund Name	Management Fee[1]		Other Expenses		12b-1 Fees	Acquired Fund Fees & Expenses		Total Annual Fund Operating Expenses
Fidelity® VIP Contrafund® Portfolio (Initial Class)	0.56%		0.11%		—	—		0.67%	[2]
ING Clarion Global Real Estate Portfolio (Class S)	0.79%	[3]	0.22%		0.25%	0.00%		1.26%	[4]
Invesco V.I. Financial Services (Series I Shares)[5]	0.75%		0.53%		—	0.01%	[6]	1.29%	[7]
Invesco V.I. Global Health Care Fund (Series I Shares)[8]	0.75%		0.39%		—	0.01%	[6]	1.15%	[7]
Invesco V.I. Technology Fund (Series I Shares)[9]	0.75%		0.44%		—	0.01%	[6]	1.20%	[7]
MML Aggressive Allocation Fund (Initial Class)	0.10%		0.14%		—	0.81%	[10]	1.05%	[11]
MML American Funds® Core Allocation Fund (Service Class I)	0.20%		0.32%		0.25%	0.41%	[10]	1.18%	[12]
MML American Funds® Growth Fund (Service Class I)[13]	0.48%		0.52%		0.25%	—		1.25%	[14]
MML American Funds® International Fund (Service Class I)[15]	0.65%		0.55%		0.25%	—		1.45%	[16]
MML Asset Allocation Fund (Initial Class)	0.55%		0.08%		—	—		0.63%
MML Balanced Allocation Fund (Initial Class)	0.10%		0.04%		—	0.67%	[10]	0.81%
MML Blend Fund (Initial Class)	0.43%		0.06%		—	—		0.49%
MML Blue Chip Growth Fund (Initial Class)	0.75%		0.08%		—	—		0.83%
MML China Fund (Service Class I)	1.05%		0.78%		0.25%	—		2.08%	[17]
MML Concentrated Growth Fund (Class I)	0.60%	[18]	0.33%		—	—		0.93%
MML Conservative Allocation Fund (Initial Class)	0.10%		0.05%		—	0.63%	[10]	0.78%
MML Emerging Growth Fund (Initial Class)	1.05%		0.47%		—	—		1.52%	[19]
MML Enhanced Index Core Equity Fund (Initial Class)	0.55%		0.35%	[20]	—	—		0.90%	[21]
MML Equity Fund (Initial Class)	0.41%		0.05%		—	—		0.46%

Fund Name	Management Fee[1]		Other Expenses		12b-1 Fees	Acquired Fund Fees & Expenses		Total Annual Fund Operating Expenses
MML Equity Income Fund (Initial Class)	0.75%		0.06%		—	—		0.81%
MML Equity Index Fund (Class I)	0.10%		0.36%		—	—		0.46%	[22]
MML Foreign Fund (Initial Class)	0.89%		0.12%		—	—		1.01%
MML Global Fund (Class I)	0.60%		0.54%		—	—		1.14%	[23]
MML Growth & Income Fund (Initial Class)	0.50%		0.08%		—	—		0.58%
MML Growth Allocation Fund (Initial Class)	0.10%		0.02%		—	0.75%	[10]	0.87%
MML High Yield Fund (Service Class I)	0.60%		0.32%		0.25%	—		1.17%	[24]
MML Income & Growth Fund (Initial Class)	0.65%		0.07%		—	—		0.72%
MML Inflation-Protected and Income Fund (Initial Class)	0.55%		0.36%		—	—		0.91%
MML Large Cap Growth Fund (Initial Class)	0.65%		0.16%		—	—		0.81%
MML Large Cap Value Fund (Initial Class)	0.78%		0.07%		—	—		0.85%
MML Managed Bond Fund (Initial Class)	0.41%		0.01%		—	—		0.42%
MML Mid Cap Growth Fund (Initial Class)	0.77%		0.07%		—	—		0.84%
MML Mid Cap Value Fund (Initial Class)	0.84%		0.07%		—	0.02%	[10]	0.93%
MML Moderate Allocation Fund (Initial Class)	0.10%		0.03%		—	0.70%	[10]	0.83%
MML Money Market Fund (Initial Class)	0.47%	[25]	0.07%		—	—		0.54%
MML NASDAQ-100® Fund (Initial Class)	0.45%		0.65%	[20]	—	—		1.10%	[26]
MML Short-Duration Bond Fund (Service Class I)	0.40%		0.27%		0.25%	—		0.92%	[27]
MML Small Cap Equity Fund (Initial Class)	0.64%		0.25%		—	0.04%	[10]	0.93%
MML Small Cap Growth Equity Fund (Initial Class)	1.07%		0.09%	[20]	—	—		1.16%
MML Small Cap Index Fund (Initial Class)	0.35%		0.19%	[20]	—	—		0.54%
MML Small Company Value Fund (Service Class I)	0.85%		0.41%		0.25%	0.17%	[10]	1.68%	[28]
MML Small/Mid Cap Value Fund (Initial Class)	0.75%		0.07%		—	—		0.82%
MML Strategic Emerging Markets Fund (Service Class I)	1.05%		0.74%		0.25%	—		2.04%	[29]
Oppenheimer Balanced Fund/VA (Non-Service Shares)**	0.75%	[30]	0.14%		—	0.02%		0.91%	[31,32]
Oppenheimer Capital Appreciation Fund/VA (Non-Service Shares)	0.66%		0.12%		—	—		0.78%	[31,33]
Oppenheimer Global Securities Fund/VA (Non-Service Shares)	0.64%		0.11%		—	—		0.75%	[31]
Oppenheimer Global Strategic Income Fund/VA (Non-Service Shares)[34]	0.55%		0.10%		—	0.03%		0.68%	[31,35]
Oppenheimer High Income Fund/VA (Non-Service Shares)**	0.75%	[30]	0.19%		—	0.02%		0.96%	[31,36]
Oppenheimer International Growth Fund/VA (Non-Service Shares)	0.97%	[30]	0.11%		—	0.01%		1.09%	[31,37]
Oppenheimer Main Street Fund®/VA (Non-Service Shares)	0.66%		0.12%		—	—		0.78%	[31]
Oppenheimer Money Fund/VA (Non-Service Shares)*	0.45%	[38]	0.12%		—	—		0.57%	[31,39]

Fund Name	Management Fee[1]		Other Expenses		12b-1 Fees	Acquired Fund Fees & Expenses		Total Annual Fund Operating Expenses
Oppenheimer Small- & Mid-Cap Growth Fund/VA (Non-Service Shares)[40]	0.73%	[41]	0.13%		—	—		0.86%	[31,42]
PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class)	0.74%	[43]	0.09%	[44]	0.25%	0.13%	[45]	1.21%	[46,47]

* Unavailable in contracts issued on or after January 19, 2008.

**	Unavailable in contracts issued on or after May 1, 2009. For contracts issued prior to May 1, 2009, you may not allocate any new money to this fund via purchase payments or transfers.

1. The “Management Fee” is the investment advisory fee paid by the Portfolio or Fund to its investment adviser.

2. A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund’s expenses. In addition, through arrangements with the Fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund’s custodian expenses. Including these reductions, the total class operating expenses would have been 0.65%. These offsets may be discontinued at any time.

3. The adviser is contractually obligated to waive a portion of the management fee through May 1, 2011. Based upon net assets as of December 31, 2009, the management fee waiver for the Portfolio would be (0.01)%. There is no guarantee that the management fee waiver will continue after May 1, 2011. The management fee waiver will only renew if the adviser elects to renew it.

4. The adviser is contractually obligated to limit expenses to 1.15% through at least May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to recoupment by the adviser within three years. After all waivers, reimbursements and other credits, the actual total annual fund operating expenses for the fiscal year ended December 31, 2009 were 1.14%.

5. Formerly known as AIM V.I. Financial Services Fund.

6. Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements listed above may exceed the expense limit numbers. The impact of the Acquired Fund Fees and Expenses are included in the total returns of the Fund.

7. The Adviser has contractually agreed, through at least April 30, 2011, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 1.30% of average daily net assets.

8. Formerly known as AIM V.I. Global Health Care Fund.

9. Formerly known as AIM V.I. Technology Fund.

10. Acquired Fund Fees and Expenses represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund Fees and Expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

11. MassMutual has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other nonrecurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses), excluding Acquired Fund Fees and Expenses, through May 1, 2011, to the extent that Other Expenses would otherwise exceed 0.10%. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 1.01%.

12. MassMutual has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses), excluding Acquired Fund fees and expenses, through May 1, 2011. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 1.16%.

13. Reflects the combined expenses of the Master Growth Fund and the Fund. The Fund has a management fee of 0.15%, Rule 12b-1 Fees of 0.25% and other expenses of 0.50%. The Master Growth Fund has a management fee of 0.33% and other expenses of 0.02%.

14. MassMutual has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses), excluding Master Fund fees and expenses, through May 1, 2011. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 1.05%.

15. Reflects the combined expenses of the Master International Fund and the Fund. The Fund has a management fee of 0.15%, Rule 12b-1 Fees of 0.25% and other expenses of 0.51%. The Master International Fund has a management fee of 0.50% and other expenses of 0.04%.

16. MassMutual has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses), excluding Master Fund fees and expenses, through May 1, 2011. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 1.24%.

17. MassMutual has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through May 1, 2011. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 1.65%.

18. MassMutual has voluntarily agreed to waive .05% of its management fees for the Fund. MassMutual may amend or discontinue this waiver at any time without advance notice.

19. MassMutual has contractually agreed to bear expenses of the Fund (other than the management and 12b-1 fees, interest, taxes, brokerage commissions, extraordinary litigation and legal expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) in excess of 0.20% of the average daily net asset values of the Fund through May 1, 2011. Such agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 1.25%.

20. Other Expenses include Acquired Fund fees and expenses, which represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

21. MassMutual has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses), excluding Acquired Fund Fees and Expenses, through May 1, 2011. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 0.66%.

22. MassMutual has contractually agreed to bear the expenses (other than the management, 12b-1 and administrative fees, interest, taxes, brokerage commissions, extraordinary litigation and legal expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) in excess of 0.05% of the average daily net asset values through May 1, 2011. Such agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 0.45%.

23. MassMutual has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through May 1, 2011. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 0.90%.

24. MassMutual has contractually agreed to (i) waive .10% of its management fees for the Fund through May 1, 2011, and (ii) cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through May 1, 2011. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this waiver and cap. If this table did reflect the waiver and cap, the Total Annual Fund Operating Expenses would be 0.94%. Other Expenses are based on estimated amounts for the first fiscal year.

25. MassMutual has agreed to voluntarily waive some or all of its management fees and, if necessary, reimburse some or all of the Fund's Other Expenses, in an attempt to allow the Initial Class shares of the Fund to maintain a 1-day yield of at least approximately 0.00%. MassMutual may amend or discontinue this waiver at any time without advance notice.

26. MassMutual has contractually agreed to bear expenses of the Fund (other than the management and 12b-1 fees, interest, taxes, brokerage commissions, extraordinary litigation and legal expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses), excluding Acquired Fund Fees and Expenses, in excess of 0.11% of the average daily net asset values of the Fund through May 1, 2011. Such agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 0.57%.

27. MassMutual has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through May 1, 2011. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 0.80%. Other Expenses are based on estimated amounts for the first fiscal year.

28. MassMutual has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses), excluding Acquired Fund fees and expenses, through May 1, 2011. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 1.57%.

29. MassMutual has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through May 1, 2011. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 1.65%.

30. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in Oppenheimer Institutional Money Market Fund.

31. The Fund’s management fee and other annual operating expenses may vary in future years.

32. The Manager has voluntarily agreed to waive a portion of the advisory fee and/or reimburse certain expenses so “Total Annual Operating Expenses” of the Fund will not exceed 0.67% of average annual net assets. The voluntary undertaking may be amended or withdrawn at any time. After all waivers, reimbursements and other credits, the actual total annual fund operating expenses for the fiscal year ended December 31, 2009 were 0.62%. From April 1, 2009 through March 31, 2010, the Manager voluntarily waived the advisory fee by 0.08% of the Fund’s average daily net assets. That voluntary waiver was applied after all other waivers and/or reimbursements.

33. Effective May 1, 2009, the Manager has voluntarily undertaken to limit the Fund’s total annual operating expenses so that those expenses, as percentages of daily net assets will not exceed the annual rate of 0.80%. After all waivers, reimbursements and other credits, the actual total annual fund operating expenses for the fiscal year ended December 31, 2009 were 0.78%. The voluntary undertaking may be amended or withdrawn at any time.

34. Formerly known as Oppenheimer Strategic Bond Fund.

35. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investments in Oppenheimer Institutional Money Market Fund, Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Event-Linked Bond Fund, LLC. After all waivers, reimbursements and other credits, the actual total annual fund operating expenses for the fiscal year ended December 31, 2009 were 0.65%. The voluntary undertaking may be amended or withdrawn at any time.

36. From April 1, 2009 through March 31, 2010, the Manager voluntarily waived its advisory fee by 0.26% of the Fund’s daily net assets. The voluntary waiver was applied after all other waivers and/or reimbursements. Effective May 1, 2009, the Manager has voluntarily undertaken to limit the Fund’s total annual operating expenses so that those expenses, as percentage of daily net assets will not exceed the annual rate of 0.75%. The voluntary undertaking may be amended or withdrawn at any time. After all waivers, reimbursements and other credits, the actual total annual fund operating expenses for the fiscal year ended December 31, 2009 were 0.59%.

37. Effective May 1, 2009, the Manager has voluntarily undertaken to limit the Fund’s total annual operating expenses so that those expenses, as percentage of daily net assets will not exceed the annual rate of 1.00%. This voluntary undertaking may be amended or withdrawn at any time.

38. The Manager has voluntarily undertaken to waive fees and/or reimburse expenses to the extent necessary to assist the Fund in attempting to maintain a positive yield. There is no guarantee that the Fund will maintain a positive yield. This undertaking may be amended or withdrawn at any time.

39. Effective May 1, 2009, the Manager has voluntarily undertaken to limit the Fund’s total annual operating expenses so that those expenses, as a percentage of daily net assets will not exceed the annual rate of 0.50%. This voluntary undertaking may be amended or withdrawn at any time. After all waivers, reimbursements and other credits, the actual total annual fund operating expenses for the fiscal year ended December 31, 2009 were 0.48%.

40. Formerly known as Oppenheimer MidCap Fund/VA.

41. Effective April 1, 2009 through March 31, 2010, the Manager has agreed to voluntarily waive its advisory fee by 0.09% of the Fund’s average annual net assets. This voluntary waiver will be applied after all other waivers and/or reimbursements and may be amended or withdrawn at any time. Effective April 1, 2010 through August 31, 2010, the Manager has agreed to voluntarily waive its advisory fee by 0.05% of the Fund's average daily net assets. This voluntary waiver will be applied after all other waivers and/or reimbursements and may be withdrawn at any time.

42. Effective May 1, 2009, the Manager has voluntarily undertaken to limit the Fund’s total annual operating expenses so that those expenses, as percentages of daily net assets will not exceed the annual rate of 0.80%. The voluntary undertaking may be amended or withdrawn at any time. After all waivers, reimbursements and other credits, the actual total annual fund operating expenses for the fiscal year ended December 31, 2009 were 0.66%.

43. “Management Fees” reflect an advisory and a supervisory and administrative fee payable by the Portfolio to PIMCO.

44. “Other Expenses” reflect interest expense. Interest expense is based on the amounts incurred during the Portfolio’s most recent fiscal year as a result of entering into certain investment, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of the Portfolio for accounting purposes, but the amount of the interest expense (if any) will vary with the Portfolio's use of those investments (like reverse repurchase agreements) as an investment strategy.

45. The Subsidiary has entered into a separate contract with PIMCO for the Management of the Subsidiary’s portfolio pursuant to which the Subsidiary pays PIMCO management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets.

46. The Total Annual Portfolio Operating Expenses do not match the Ratio of Expense to Average Net Assets of the Portfolio, as set forth in the Financial Highlights table of the Portfolio’s prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

47. PIMCO has contractually agreed to waive the advisory fee and the supervisory and administrative fee it receives from the Portfolio in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place.

(See the fund prospectuses for more information.)

Examples

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.

Examples Using Maximum Expenses

Example I assumes that you withdraw all your contract value at the end of each year shown.

Example II assumes you do not withdraw any contract value at the end of each year shown, and that you do not decide to begin the income phase at the end of each year shown. For the 2008 Version the income phase is not available until 13 months after you purchase your contract.

Both Example I and Example II assume:

•	that your contract is the 2008 Version,
•	that you invest $10,000 in the contract for the time periods indicated,
•	that you allocate it to a sub-account that has a 5% return each year,
•	that you elected the Basic Death Benefit and the Guaranteed Minimum Accumulation Benefit,
•	that the maximum fees and expenses in the “Table of Fees and Expenses” apply, and
•

that you selected one of two sub-accounts 1) the one that invests in the Asset Allocation Fund with the maximum total operating expenses, or 2) the one that invests in the Asset Allocation Fund with the minimum total operating expenses.

Based on the above assumptions, your costs would be as shown in the following table. Your actual costs may be higher or lower.

	Example I				Example II
Years	1	3	5	10	1	3	5	10
Sub-account with maximum total operating expenses	$1,075	$1,881	$2,231	$4,529	$441	$1,331	$2,231	$4,529
Sub-account with minimum total operating expenses	$1,061	$1,839	$2,160	$4,402	$426	$1,287	$2,160	$4,402

Examples Using Current Expenses

Example I assumes that you withdraw all your contract value at the end of each year shown.

Example II assumes you do not withdraw any contract value at the end of each year shown, and that you do not decide to begin the income phase at the end of each year shown. For the 2008 Version the income phase is not available until 13 months after you purchase your contract.

Both Example I and Example II assume:

•	that your contract is the 2008 Version,
•	that you invest $10,000 in the contract for the time periods indicated,
•	that you allocate it to a sub-account that has a 5% return each year,
•	that you elected the Basic Death Benefit and the Guaranteed Minimum Accumulation Benefit,
•	that the current fees and expenses in the “Table of Fees and Expenses” apply, and
•

that you selected one of two sub-accounts 1) the one that invests in the Asset Allocation Fund with the maximum total operating expenses, or 2) the one that invests in the Asset Allocation Fund with the minimum total operating expenses.

Based on the above assumptions, your costs would be as shown in the following table. Your actual costs may be higher or lower.

	Example I				Example II
Years	1	3	5	10	1	3	5	10
Sub-account with maximum total operating expenses	$1,043	$1,786	$2,069	$4,237	$406	$1,230	$2,069	$4,237
Sub-account with minimum total operating expenses	$1,028	$1,744	$1,997	$4,106	$391	$1,185	$1,997	$4,106

The examples using current expenses reflect the annual contract maintenance charge of $40 as an annual charge of 0.08%. The examples using maximum expenses reflect the annual contract maintenance charge of $60 as an annual charge of 0.13%.

The examples do not reflect any premium taxes. However, premium taxes may apply.

The examples should not be considered a representation of past or future expenses.

There is an accumulation unit value history in “Appendix A – Condensed Financial Information.”

The Company

In this prospectus, “we,” “us,” and “our” refer to Massachusetts Mutual Life Insurance Company (MassMutual). MassMutual is a diversified financial services company providing life insurance, disability income insurance, long-term care insurance, annuities, retirement and income products and other products to individual and institutional customers. MassMutual is organized as a mutual life insurance company. MassMutual’s home office is located at 1295 State Street, Springfield, Massachusetts 01111-0001.

Ownership of the Contract

Owner

In this prospectus, “you” and “your” refer to the owner of the contract. The owner is named at the time you apply for a contract. The owner can be an individual or a non-natural person (e.g., a corporation, limited liability company, partnership or certain other entities). We will not issue a contract to you if you have passed age 90 (age 85 for contracts issued in New York) as of the date we proposed to issue the contract. As the owner of the contract, you exercise all rights under the contract. On and after the annuity date, you continue as the owner. You may change the owner of a non-qualified contract at any time prior to the annuity date by written request. However, in certain states you may not change owners without our approval. We will refuse or accept any requested change on a non-discriminatory basis. Please refer to your contract. Changing the owner may result in tax consequences. If you are participating in MassMutual Lifetime Payment Plus, changes to an owner (or an annuitant, if the owner is a non-natural person) may terminate the feature.

If your contract is non-qualified and owned by a non-natural person, the contract will generally not be treated as an annuity for tax purposes. This means that gain in the contract will be taxed each year while the contract is in the accumulation phase. This treatment is not generally applied to a contract held by a trust or other entity as an agent for a natural person. Before purchasing a contract to be owned by a non-natural person or before changing ownership on an existing contract that will result in it being owned by a non-natural person, you should consult a tax adviser to determine the tax impact.

Joint Owner

Non-qualified contracts can be owned by joint owners. We will use the age of the oldest joint owner to determine all applicable benefits under the contract. We will not issue a contract to you if either proposed joint owner has passed age 90 (age 85 for contracts issued in New York) as of the date we proposed to issue the contract. If a joint owner dies, we will treat the surviving joint owner as the primary beneficiary. We will treat any other beneficiary designation at the time of death as a contingent beneficiary. Unless otherwise indicated in the prospectus, we require the signatures of both the joint owners for all transactions if there are joint owners.

Annuitant

The annuitant is the person on whose life we base annuity payments. You designate the annuitant at the time of application. We will not issue a contract to you if the proposed annuitant has passed age 90 (age 85 for contracts issued in New York) as of the date we proposed to issue the contract. You may change the annuitant before the annuity date subject to our approval. However, the annuitant may not be changed on a contract owned by a non-natural person unless the contract was issued under a plan pursuant to IRS code section 401(a), 403(b), 408(a) or 408(b). We will use the age of the annuitant to determine all applicable benefits under a contract owned by a non-natural person.

Beneficiary

The beneficiary is the person(s) or entity you name to receive any death benefit. You name the beneficiary at the time of application. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die. If you are participating in MassMutual Lifetime Payment Plus, changes to the beneficiary may reduce the value of the benefit.

A surviving spouse who is the sole primary beneficiary under the contract may elect a lump sum payment of the death benefit, apply the death benefit to an annuity option or continue the contract. Generally, if the contract is continued then: 1) the initial value will equal the death benefit amount; 2) all applicable contract features and benefits will be in the surviving spouse’s name; and 3) the surviving spouse will exercise all of the contract owner’s rights under the contract. Exceptions are as follows: a) if at the time the owner purchased the contract the surviving spouse was over the maximum contract issue age, then the contract cannot be continued and b) if at the time the owner purchased the contract the surviving spouse was over the maximum allowable age for electing a certain feature, then the feature is not available for continuance. We further limit the surviving spouse’s rights applicable to continuing any elected Guaranteed Minimum Withdrawal Benefit, see “Appendix I – Guaranteed Minimum Withdrawal Benefit – Payment of the Contract’s Death Benefit and MassMutual Lifetime Payment Plus.” An election to continue the contract can only be made once while the contract is in effect.

Age

How We Determine Age of Annuitant, Owner and Beneficiary

In this prospectus the term “age,” except when discussed in regards to specific tax provisions, is defined as “insurance age,” which is a person’s age on his/her birthday nearest the date for which the age is being determined. This means we calculate your age based on your nearest birthday, which could be either your last birthday or your next. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months.

Purchasing a Contract

Purchase Payments

The minimum amount we accept for your initial purchase payment is:

•	$50,000 when the contract is bought as a non-qualified contract; or

•	$15,000 if you are buying the contract as part of an IRA (Individual Retirement Annuity), 401(k) or other qualified plan.

If you are exchanging another variable annuity contract, issued by us or one of our affiliated insurance companies, for this contract, then the minimum amount we will accept for an initial purchase payment is $5,000.

Effective March 25, 2009, if you applied for a contract with an election of the Guaranteed Minimum Income Benefit 5 (GMIB 5) or a Guaranteed Minimum Withdrawal Benefit (GMWB) “MassMutual Lifetime Payment Plus,” the minimum amount we accepted for your initial purchase payment was $25,000 for qualified contracts and $50,000 for non-qualified contracts. The GMIB 5 and GMWB are not available in contracts we currently issue.

Additional Purchase Payments. You can make additional purchase payments to your contract. However, additional payments of less than $250 are subject to our approval.

Maximum Purchase Payments. For contracts issued on or after May 1, 2010, the maximum amount of cumulative purchase payments we accept without our prior approval is $1.5 million.

For contracts issued prior to May 1, 2010, the maximum amount of cumulative purchase payments we accept without our prior approval is based on your age when we issued the contract. The maximum amount is:

•	$1.5 million up to age 75; or

•	$500,000 if older than age 75 or if the owner is a non-natural person.

These amounts may vary by state.

If there are joint owners, age refers to the oldest joint owner. Age is as of the nearest birthday. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months. See “Age.”

Purchase Payment Delivery. You may submit your initial purchase payment, along with your completed application, by giving them to your registered representative. You can make additional purchase payments:

•	by mailing your check, that clearly indicates your name and contract number, to our lockbox:

First Class Mail

MassMutual Evolution

Annuity Payment Services

MassMutual P.O. Box 74908

Chicago, IL 60675-4908

Overnight Mail

MassMutual Evolution

Annuity Payment Services

350 North Orleans Street

Receipt & Dispatch, 8th Floor

Suite 4908

Chicago, IL 60654

•	by instructing your bank to wire transfer funds to:

JP Morgan Chase Bank

New York, New York

ABA #021000021

MassMutual Account #323956297

Ref: Annuity Contract #

Name: (Your Name)

You may also send purchase payments to our Service Center. We have the right to reject any application or purchase payment.

Delay of Application.  Our receipt of your application may be delayed due to circumstances outside of our control (for example, delays due to failure of the selling broker-dealer or sales agent to forward the application to us promptly or due to delays in determining whether the contract is suitable for you). Any such delays will affect when we can issue your contract and when your initial purchase payment will be allocated among your investment choices.

Automatic Investment Plan (AIP).  Under the AIP, you may authorize us to periodically draw funds from an account of your choosing (restrictions may apply) for the purpose of making subsequent purchase payments to your contract. Contact our Service Center for information regarding setting up an AIP and any restrictions regarding use of AIP.

Allocation of Purchase Payments

General Overview.  When you purchase your contract, we will apply your purchase payment among the investment choices according to the allocation instructions you provide. If you make additional purchase payments and do not provide new allocation instructions, we will apply each according to the allocation instructions we have on record.

If you own the contract with a joint owner, we will accept allocation instructions from either you or the joint owner, unless we are instructed otherwise.

We reserve the right to limit the number of investment choices that you may invest in to a maximum of 18 investment choices (including the fixed accounts) at any one time in the event administrative burdens require such a limitation.

If you are participating in a transfer program, an Asset Allocation Program, a Guaranteed Minimum Accumulation Benefit, Guaranteed Minimum Income Benefit or Guaranteed Minimum Withdrawal Benefit, allocation restrictions apply. See “Transfers and Transfer Programs,” “Additional Features – Guaranteed Minimum Accumulation Benefit,” “Appendix I – Guaranteed Minimum Income Benefit” and “Appendix I – Guaranteed Minimum Withdrawal Benefit.”

The Fixed Account.  If you are participating in a Guaranteed Minimum Accumulation Benefit, Guaranteed Minimum Income Benefit or Guaranteed Minimum Withdrawal Benefit, you may not allocate purchase payments to The Fixed Account. Otherwise, you may allocate up to 70% of each purchase payment to The Fixed Account. We reserve the right, upon providing you with 30 days advance notice, to change the percentage allowed, or to disallow completely the allocation of purchase payments to The Fixed Account.

Applying Purchase Payments.  Once we receive your initial purchase payment and the necessary information at our Service Center or lockbox, we will issue your contract and apply your initial purchase payment within 2 business days. If you do not give us all of the information we need, we will notify you. When we receive all of the necessary information, we will then apply your initial purchase payment within 2 business days. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or obtain your permission to keep it until we receive all of the necessary information.

If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract on the business day we receive them at our Service Center or lockbox as long as you have provided us with the necessary information to apply the purchase payment. If you do not give us all of the information we need, we will notify you. We will then apply your purchase payment on the business day that we obtain the necessary information from you. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time. If we receive your purchase payment at our Service Center or lockbox on a non-business day or after the business day closes, we will credit the amount to your contract effective the next business day.

Replacement of Life Insurance or Annuities

A “replacement” occurs when a new policy or contract is purchased and, in connection with the sale, an existing policy or contract is surrendered, lapsed, forfeited, assigned to the replacing insurer, otherwise terminated, or used in a financed purchase. A “financed purchase” occurs when the purchase of a new life insurance policy or annuity contract involves the use of funds obtained from the values of an existing life insurance policy or annuity contract through withdrawal, surrender or loan.

There are circumstances in which replacing your existing life insurance policy or annuity contract can benefit you. As a general rule, however, replacement is not in your best interest. Accordingly, you should make a careful comparison of the costs and benefits of your existing policy or contract and the proposed policy or contract to determine whether replacement is in your best interest. You should be aware that the person selling you the new policy or contract will generally earn a commission if you buy the new policy or contract through a replacement. Remember that if you replace the contract described in this prospectus with another contract, you might have to pay a surrender charge on this contract, and there may be a new surrender charge period for the new contract.

You should also note that once you have replaced your variable life insurance policy or annuity contract, you generally cannot reinstate it even if you choose not to accept your new variable life insurance policy or annuity contract during your “free look” period. The only exception to this rule would be if you live in a state that requires the insurer to reinstate the previously surrendered policy or contract if the owner chooses to reject their new variable life insurance policy or annuity contract during the “free look” period.

Suitability

According to federal securities law, a registered representative is required to recommend a security only when he/she believes that the security is suitable for the customer. The registered representative must have reasonable grounds for believing that the recommendation is suitable for such customer based upon the facts disclosed by the customer as to his/her other security holdings and his/her financial situation and needs.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are charges associated with these benefits and advantages. Owning a variable annuity represents a long-term financial commitment.

Before you purchase a variable annuity contract, you should consider:

•	If you have a long-term investment horizon.

•	If you can afford to make the initial and any subsequent purchase payments based on your other assets and income.

•	If you understand how the product works and how charges may impact your contract performance.

•	If you are willing to tolerate market fluctuations based on underlying fund performance.

•	If you have a need for the benefits offered with a variable annuity such as tax deferral and lifetime income.

•	If using a variable annuity contract to fund a tax-qualified plan such as an IRA is the right investment decision for you, since a variable annuity does not provide any additional tax advantages.

•

If purchasing a variable annuity is the right investment decision for you if the owner of the contract will be a non-natural person, since generally tax deferral is not provided when a non-natural person owns a variable annuity contract.

•

If purchasing a variable annuity is the right investment decision for you if you are an older person, given the long-term financial commitment, potential market fluctuations and charges associated with a variable annuity, as well as whether you are in a tax bracket that justifies the need for tax deferral.

•

If you are replacing your current annuity contract by purchasing the proposed variable annuity contract. If so, carefully compare the costs and benefits of your existing annuity contract with the costs and benefits of the proposed variable annuity contract, and understand what benefits of your existing annuity contract you may be forfeiting.

•

If your registered representative is receiving additional compensation for selling this variable annuity contract. Please refer to the “Distribution” section for more information about additional compensation arrangements.

•

If you are purchasing this contract with the intention to make frequent fund transfers. If you are, you should not purchase this variable annuity contract. Please refer to the “Limits on Frequent Trading and Market Timing Activity” section for more information.

Some variable annuity contracts offer certain features for an additional charge. These features may be additional death benefits, Guaranteed Minimum Income Benefits, Guaranteed Minimum Accumulation Benefits or Guaranteed Minimum Withdrawal Benefits. Before electing an additional feature understand the benefits and costs involved. Also, consider whether you have a need for what the feature offers. For the contract described in this prospectus there is a discussion of these features in “Additional Features” and “Appendix I.”

Please note that we and our affiliates offer a variety of annuity contracts. Each contract is designed to satisfy a customer’s need for a long-term retirement product. Please ask your registered representative for more information about the annuity contracts we issue to determine if one of them is a suitable investment for you based upon your needs and financial situation.

Right to Cancel Your Contract

You have a right to examine your contract. If you change your mind about owning your contract, you can cancel it within 10 calendar days after receiving it. However, this time period may vary by state. When you cancel the contract within this time period, we will not assess a contingent deferred sales charge. You will receive back your contract value as of the business day we receive your contract and your written request at our Service Center. If you purchase this contract as an IRA or your state requires it, we will return the greater of your purchase payments less any withdrawals you took, or the contract value. For contracts issued in New York, you will receive your contract value plus any previously deducted charges.

Investment Choices

This section discloses information about our separate account; certain fund types (asset allocation and feeder funds); compensation we receive from funds, advisers and sub-advisers; and fixed investment choices. For a brief description of the funds which are offered through our separate account see “Appendix E – Funds” for the 2008 Version and “Appendix F – Funds” for the Pre-2008 Version. The fund prospectuses contain more detailed information about the funds. We will deliver current fund prospectuses to you. You may also contact our Service Center and request current fund prospectuses at any time. You should read the information contained in the fund prospectuses carefully before investing.

Choose Investment Choices Appropriate for You.  When electing among your available investment choices consider your circumstances, investment goals, financial situation and risk tolerance. After you elect investment choices for your initial purchase payment you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

Understand the Risks Associated with Your Investment Choices.  If your contract value is allocated to a fund, your contract value will be influenced by the investment performance of that fund. You will want to read the fund prospectus, especially the section discussing the risks of investing in the fund. We will deliver current fund prospectuses to you. You may also contact our Service Center and request current fund prospectuses at any time.

Be Informed.  Read this prospectus. Also review information about the funds: the fund prospectus, statement of additional information, annual report and semiannual report.

The Separate Account

We established Massachusetts Mutual Variable Annuity Separate Account 4 (the separate account) as a separate account under Massachusetts law on July 9, 1997. The separate account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

The separate account holds the assets that underlie the contracts, except those assets allocated to our general account. We keep the separate account assets separate from the assets of our general account and other separate accounts. The separate account is divided into sub-accounts, each of which invests exclusively in a single investment choice.

We own the assets of the separate account. We credit gains to, or charge losses against, the separate account, whether or not realized, without regard to the performance of other investment accounts. The separate account’s assets may not be used to pay any of our liabilities other than those arising from the contracts. If the separate account’s assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. The obligations of the separate account are not our generalized obligations and will be satisfied solely by the assets of the separate account.

Addition, Removal or Substitution of Funds

We have the right to change the funds offered through the contract, but only as permitted by law. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of possible changes include: adding new funds or fund classes; closing existing funds or fund classes; or substituting a fund with a different fund. New or substitute funds may have different fees and expenses and their availability may be limited to certain classes of contract owners. We will not add, remove or substitute any shares attributable to your interest in a sub-account of the separate account without notice to you and prior approval of the SEC, to the extent required by applicable law. We reserve the right to transfer separate account assets to another separate account that we determine to be associated with the class of contracts to which your contract belongs.

Asset Allocation Funds

The following asset allocation funds are also referred to as funds-of-funds. They are known as funds-of-funds because they invest in other underlying funds. A fund offered in a fund-of-funds structure may have higher expenses than a direct investment in the underlying funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests. You should read the MML Series Investment Fund prospectus for more information about these funds-of-funds.

•	MML Aggressive Allocation Fund

•	MML American Funds Core Allocation Fund

•	MML Balanced Allocation Fund

•	MML Conservative Allocation Fund

•	MML Growth Allocation Fund

•	MML Moderate Allocation Fund

Feeder Funds

The MML American Funds Growth Fund and MML American Funds International Fund are known as “feeder” funds as they do not buy investment securities directly, but instead invest in shares of a corresponding American Funds “master” fund, which in turn purchases investment securities. A fund offered in a master-feeder structure may have higher expenses than those of a fund which invests directly in securities because the “feeder” fund bears its own expenses in addition to those of the “master” fund. You should read the MML Series Investment Fund prospectus for information about these “feeder” funds.

Compensation We Receive from Funds, Advisers and Sub-Advisers

Compensation We Receive from Advisers and Sub-Advisers.  We and certain of our insurance affiliates receive compensation from the advisers and sub-advisers to some of the funds. We may use this compensation for any corporate purpose, including paying expenses that we incur in promoting, issuing, distributing and administering the contract and, providing services, on behalf of the funds, in our role as intermediary to the funds. The amount of this compensation is determined by multiplying a specified annual percentage rate by the average net assets held in that fund that are attributable to the variable annuity and variable life insurance products issued by us and our affiliates that offer the particular fund (MassMutual’s variable contracts). These percentage rates differ, but currently do not exceed 0.25%. Some advisers and sub-advisers pay us more than others; some do not pay us any such compensation.

The compensation is not reflected in a fund’s expenses because this compensation is not paid directly out of a fund’s assets. However, these payments may be derived, in whole or in part, from the advisory fee deducted from fund assets. Contract owners, through their indirect investment in the funds, bear the costs of these advisory fees (see the funds’ prospectuses for more information).

In addition, we may receive fixed dollar payments from the advisers and sub-advisers to certain funds so that the adviser and sub-adviser can participate in sales meetings conducted by MassMutual. Attending such meetings provides advisers and sub-advisers with opportunities to discuss and promote their funds. For a list of the funds whose advisers and sub-advisers currently pay such compensation, visit www.massmutual.com/legal/compagreements or call our Service Center at the number shown on page 1 of this prospectus.

Compensation We Receive from Funds.  We and certain of our affiliates also receive compensation from certain funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. This compensation is paid out of a fund’s assets and may be as much as 0.25% of the average net assets of an underlying fund which are attributable to MassMutual’s variable contracts. This compensation is specified as a 12b-1 fee in “Table of Fees and Expenses – Annual Fund Operating Expenses.” An investment in a fund with a 12b-1 fee will increase the cost of your investment in this contract.

Compensation in General.  The compensation that we receive may be significant and we may profit from this compensation. Additionally, when selecting the funds that will be available with MassMutual’s variable contracts, we consider the amount of compensation that we receive from the funds, their advisers, sub-advisers, or their distributors along with the funds’ name recognition, asset class, the manager’s reputation, and fund performance. We offer certain funds through the contract at least in part because they are managed by us or an affiliate.

The Fixed Accounts

In most states, we offer three fixed accounts: two fixed accounts for dollar cost averaging (the DCA Fixed Accounts) and The Fixed Account (collectively, the fixed accounts), as investment choices. Purchase payments allocated to the fixed accounts and transfers to the fixed accounts become part of our general account which supports insurance and annuity obligations. The general account has not been registered under the Securities Act of 1933 (1933 Act) nor is the general account registered under the Investment Company Act of 1940 (1940 Act) because of exemptive and exclusionary provisions. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. We have been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus which relate to the fixed accounts or the general account. Disclosures regarding the fixed accounts or the general account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this prospectus.

The DCA Fixed Accounts.  You can only participate in one DCA Fixed Account at a time. Further, if you are participating in a DCA Fixed Account, you cannot also participate in an Asset Allocation Program, the Separate Account Dollar Cost Averaging Program, the Automatic Rebalancing Program, the Interest Sweep Option, a Guaranteed Minimum Accumulation Benefit, Guaranteed Minimum Income Benefit, or Guaranteed Minimum Withdrawal Benefit.

Description.  Each DCA Fixed Account is a fixed account from which assets are systematically transferred to any fund(s) you select. You may not transfer your contract value in a DCA Fixed Account to The Fixed Account. During the accumulation phase, you may choose to have your purchase payments allocated to a DCA Fixed Account for the period of the DCA Fixed Account Term (DCA Term). Your election must be in writing.

DCA Term.  Currently, you have a choice of two DCA Fixed Accounts: (a) DCA Fixed Account with a DCA Term of 6 months; or (b) DCA Fixed Account with a DCA Term of 12 months.

To the extent permitted by law, we reserve the right to change the duration of the DCA Terms in the future. Your DCA Term will terminate upon payment of the death benefit. You may only participate in one DCA Fixed Account at a time.

If you elect to make an allocation to a DCA Fixed Account, but your annuity date will occur prior to the end of that DCA Term, your DCA Term will expire early. It will expire on your annuity date. We will transfer any contract value remaining in the DCA Fixed Account on your annuity date in accordance with your DCA Fixed Account transfer instructions in effect at that time. No amounts will remain in the DCA Fixed Account after your annuity date.

How to Participate in the DCA Fixed Account.  To participate in the DCA Fixed Account you must apply a purchase payment of $5,000 or greater to a DCA Term or provide us with evidence satisfactory to us that you will apply $5,000 or more to a DCA Term via transfer(s) from another financial institution. Purchase payments which originate from an annuity contract issued by us or any of our affiliates cannot be allocated to a DCA Fixed Account. We reserve the right to reject purchase payments. You cannot transfer current contract values into the DCA Fixed Account. The first DCA transfer will occur 5 business days after we receive all or a portion of the purchase payment into the DCA Fixed Account.

Any portion of the sum to be applied to the DCA Fixed Account that we receive after the start of the DCA Term, will be added to the amount in the current DCA Term and will participate only in the remaining period of that DCA Term. You may apply additional purchase payments to the current DCA term. Those additional purchase payments will be added to the amount in the current DCA Term and will participate only in the remaining period of the current DCA Term.

DCA Transfers.  We make scheduled monthly transfers from the DCA Fixed Account. The first transfer will occur 5 business days after we receive your payment allocated to the DCA Fixed Account and a completed DCA Fixed Account election form. You may make a one-time transfer of your remaining contract value in the DCA Fixed Account into any of the funds prior to the expiration of your DCA Term. Your transfer will be effective on the business day we receive your completed written request or request over the telephone.

DCA Withdrawals.  If you withdraw all or a portion of your contract value during a DCA Term, we will apply our normal withdrawal provisions.

DCA Fees.  We reserve the right to assess a fee for processing transactions under the DCA Fixed Account.

DCA Interest Rate.  We periodically set the interest rate we credit to the DCA Fixed Account. We will credit an interest rate at a rate not less than the minimum allowed by state law at the time we issue your contract. We reserve the right to change the guaranteed minimum interest rate for newly issued contracts, subject to applicable state law. The interest rate you will receive for the entire DCA Term is the interest rate in effect on the date your DCA Term begins. We guarantee the interest for the full DCA Term.

The Fixed Account.  You may allocate up to 70% of each purchase payment to The Fixed Account. We reserve the right, upon providing you with 30 days advance notice, to change the percentage allowed, or to disallow completely the allocation of purchase payments to The Fixed Account. Currently, if you are participating in a

Guaranteed Minimum Accumulation Benefit, Guaranteed Minimum Income Benefit, or Guaranteed Minimum Withdrawal Benefit, you may not allocate purchase payments to The Fixed Account.

We will only exercise our right to discontinue access to The Fixed Account if the yield on investments will not support the guaranteed minimum interest rate. The guaranteed minimum interest rate is the minimum rate allowed by state law as of the date we issue your contract. Additionally, we will not exercise this right in an unfairly discriminatory manner.

Transfers.  There are specific rules limiting your ability to transfer contract value out of or into The Fixed Account. These are detailed in “Transfers and Transfer Programs.”

Withdrawals.  If you make a partial withdrawal, we will take the withdrawal amount proportionally from your contract value in your investment choices as of the business day we receive your fully completed request at our Service Center.

Interest Rate.  You do not participate in the investment performance of the assets in The Fixed Account. Instead, we credit your contract with interest at a specified rate that we declare in advance. We will credit an interest rate at a rate not less than the minimum allowed by state law at the time we issue your contract. We reserve the right to change the guaranteed minimum interest rate for newly issued contracts, subject to applicable state law.

Contract Value

Your contract value is the sum of your value in the separate account and the fixed account(s).

Your value in the separate account will vary depending on the investment performance of the funds you choose. In order to keep track of your contract value in the separate account, we use a unit of measure called an accumulation unit. During the income phase of your contract we call the unit an annuity unit.

Accumulation Units.  Every business day we determine the value of an accumulation unit for each of the separate account sub-accounts. Changes in the accumulation unit value reflect the investment performance of the underlying fund as well as deductions for insurance and other charges.

The value of an accumulation unit may go up or down from business day to business day.

The Statement of Additional Information contains more information on the calculation of the accumulation unit value.

When you make a purchase payment, we credit your contract with accumulation units. We determine the number of accumulation units to credit by dividing the amount of the purchase payment allocated to a separate account sub-account by the value of the accumulation unit for that separate account sub-account. When you make a withdrawal, we deduct from your contract accumulation units representing the withdrawal amount.

We calculate the value of an accumulation unit for each separate account sub-account after the New York Stock Exchange closes each business day. Any change in the accumulation unit value will be reflected in your contract value.

Example.  On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the MML Managed Bond Fund. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the MML Managed Bond Fund is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the MML Managed Bond Fund.

Business Days & Non-Business Days

Our business day closes when the New York Stock Exchange business day closes. The New York Stock Exchange business day usually closes at 4:00 p.m. Eastern time. Our non-business days are those days when the New York Stock Exchange is closed.

Transfers and Transfer Programs

General Overview

We have the right to terminate, suspend or modify the transfer and transfer program provisions described in this prospectus.

Transfers Among Investment Choices.  Generally, you can transfer all or part of your contract value among investment choices. However, there are restrictions that are detailed later in this section.

Transfer Requests.  You can make transfers by telephone, by internet, or by other means we authorize. You must clearly indicate the amount and investment choices from and to which you wish to transfer. To make transfers other than by telephone or internet, you must submit a written request. If you own the contract with a joint owner, we will accept transfer instructions from either you or the other owner, unless we are instructed otherwise. We will use reasonable procedures to confirm that instructions given to us are genuine. We may tape record all telephone instructions.

Transfer Effective Date.  Your transfer is effective on the business day we receive your fully completed request at our Service Center. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time. If we receive your transfer request at our Service Center on a non-business day or after our business day closes, your transfer request will be effective on the next business day.

Transfers During the Accumulation Phase

Transfer Fee.  During the accumulation phase we do not asses a transfer fee. However, we reserve the right to allow twelve free transfers per calendar year and charge an amount of $20 per transfer in excess of twelve.

Transfer Amounts.  Currently, we do not restrict the amount you can transfer to a fund. However, we reserve the right to require a minimum transfer amount equal to $1000 or the entire amount in a fund, if less. We waive this requirement if a transfer is made due to participation in an Asset Allocation Program, the Separate Account Dollar Cost Averaging Program, the Interest Sweep Option, the DCA Fixed Accounts or the Automatic Rebalancing Program. Currently, we do not require that a minimum amount remain in a fund after you make a transfer. However, we reserve the right to require that a minimum amount of $1,000 remain in a fund after a transfer, unless you transfer the entire fund value.

Limits on Transfers

1)	We currently limit any transfer from the funds such that no transfer can cause your value in The Fixed Account to exceed 70% of your contract value. We reserve the right, upon providing you with 30 days notice, to change this percentage or to disallow transfers to The Fixed Account.

2)	If your contract value in The Fixed Account is $500 or less at the time of your transfer, then you may transfer the entire amount out of The Fixed Account.

If your contract value in The Fixed Account is more than $500, then we limit the amount you can transfer out of The Fixed Account. Each contract year, we will allow you to transfer up to 30% of your contract value in The Fixed Account as of your first transfer in that contract year. The 30% can be transferred at one time, or through several transfers during the contract year. If you transfer 30% of your contract value in The Fixed Account for three consecutive contract years, in the fourth consecutive contract year you may transfer up to the entire amount in The Fixed Account, provided that you have not applied payments or transferred contract value into The Fixed Account from the time the first annual transfer was made.

We measure a contract year from the anniversary of the day we issued your contract. We calculate transfers out of The Fixed Account on a first-in, first-out basis. In other words, we transfer amounts attributed to the oldest purchase payments first; then we transfer amounts attributed to the next oldest purchase payment; and so on.

3)	You may not transfer contract value from The Fixed Account to a money market fund. For a period of 90 days after you transfer contract value out of The Fixed Account, you may not transfer any contract value into The Fixed Account or a money market fund.

4)	If you are participating in a transfer program, an Asset Allocation Program, a Guaranteed Minimum Accumulation Benefit, Guaranteed Minimum Income Benefit, or Guaranteed Minimum Withdrawal Benefit, additional transfer restrictions may apply. See “Transfers and Transfer Programs,” “Additional Features – Guaranteed Minimum Accumulation Benefit,” “Appendix I – Guaranteed Minimum Income Benefit,” and “Appendix I – Guaranteed Minimum Withdrawal Benefit.”

Limits on Frequent Trading and Market Timing Activity

This contract and its investment choices are not designed to serve as vehicles for what we have determined to be frequent trading or market timing trading activity. We consider these activities to be abusive trading practices that can disrupt the management of a fund in the following ways:

•	by requiring the fund to keep more of its assets liquid rather than investing them for long-term growth, resulting in lost investment opportunity; and

•	by causing unplanned portfolio turnover.

These disruptions, in turn, can result in increased expenses and can have an adverse effect on fund performance that could impact all contract owners and beneficiaries under the contract, including long-term contract owners who do not engage in these activities. Therefore, we discourage frequent trading and market timing trading activity and will not accommodate frequent transfers of contract value among the funds. Organizations and individuals that intend to trade frequently and/or use market timing investment strategies should not purchase this contract.

We have adopted policies and procedures to help us identify those individuals or entities that we determine may be engaging in frequent trading and/or market timing trading activities. We monitor trading activity to uniformly enforce those procedures. However, those who engage in such activities may employ a variety of techniques to avoid detection. Our ability to detect frequent trading or market timing may be limited by operational or technological systems, as well as by our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. Therefore, despite our efforts to prevent frequent trading and the market timing of funds among the sub-accounts of the separate account, there can be no assurance that we will be able to identify and curtail every instance of trading of those who trade frequently or those who employ a market timing strategy or those who act as intermediaries on behalf of such persons. Moreover, our ability to discourage and restrict frequent trading or market timing may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

In addition, some of the funds are available with variable products issued by other insurance companies. We do not know the effectiveness of the policies and procedures used by these other insurance companies to detect frequent trading and/or market timing. As a result of these factors, the funds may reflect lower performance and higher expenses across all contracts as a result of undetected abusive trading practices.

If we, or the investment adviser to any of the funds available with this contract, determine that a contract owner’s transfer patterns reflect frequent trading or employment of a market timing strategy, we will not allow the contract owner to submit transfer requests by overnight mail, facsimile transmissions, the telephone, our web-site, or any other type of electronic medium. Additionally, we may reject any single trade that we determine to be abusive or harmful to the fund. Orders for the purchase of fund shares may be subject to acceptance by the fund. Therefore, we reserve the right to reject, without prior notice, any fund transfer request if the investment in the fund is not accepted for any reason.

The funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the funds describe the funds’ frequent trading and market timing policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. We have entered into a written agreement, as required by SEC regulation, with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the fund to restrict or prohibit further purchases or transfers by specific contract owners who violate the frequent trading or market timing policies established by the fund.

Contract owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the funds generally are “omnibus” orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the funds in their ability to apply their frequent trading or market timing policies and procedures. It may also require that we restrict or prohibit further purchases or transfers as requested by a fund on all contracts owned by a contract owner whose trading activity under one variable contract has violated a fund’s frequent trading or market timing policy. If a fund believes that an omnibus order reflects one or more transfer requests from contract owners engaged in frequent trading or market timing activity, the fund may reject the entire omnibus order.

We will notify you in writing if we reject a transfer or if we implement a restriction due to frequent trading or the use of market timing investment strategies. If we do not accept a transfer request, no change will be made to your allocations per that request. We will then allow you to resubmit the rejected transfer by regular mail only.

Additionally, we may in the future take any of the following restrictive actions that are designed to prevent the employment of a frequent trading or market timing strategy:

•	not accept transfer instructions from a contract owner or other person authorized to conduct a transfer;

•	limit the number of transfer requests that can be made during a contract year; and

•	require the value transferred into a fund to remain in that fund for a particular period of time before it can be transferred out of the fund.

We will apply any restrictive action we take uniformly to all contract owners we believe are employing a frequent trading or market timing strategy. These restrictive actions may not work to deter frequent trading or market timing activity.

We reserve the right to revise our procedures for detecting frequent trading and/or market timing at any time without prior notice if we determine it is necessary to do so in order to better detect frequent trading and/or market timing, to comply with state or federal regulatory requirements, or to impose different restrictions on frequent traders and/or market timers. If we modify our procedures, we will apply the new procedure uniformly to all contract owners.

Transfers During the Income Phase

You may make 6 transfers between the funds each calendar year. We will not assess a transfer fee on those transfers. You cannot transfer from the general account to a fund, but you can transfer from one or more funds to the general account once a contract year. We currently do not restrict the amount that you can transfer. However, we reserve the right to institute a minimum transfer amount equal to $1,000 or the entire value in a fund or The Fixed Account, if less. After a transfer, the minimum amount which must remain in a fund or The Fixed Account, is $1,000 unless you have transferred the entire value.

Asset Allocation Programs

We restrict which asset allocation programs are available to you based on your elected additional features and when your contract is issued.

Asset Allocation Programs and Additional Features.  You must elect an asset allocation program if you are participating in the:

1)	Guaranteed Minimum Accumulation Benefit (GMAB); or

2)	Guaranteed Minimum Income Benefit (GMIB); or

3)	Guaranteed Minimum Withdrawal Benefit (GMWB).

If you are participating in one of the features listed above, we describe in this section which asset allocation programs are available to you.

If you are not participating in the GMIB, GMAB or GMWB, you may elect to participate in the following asset allocation programs:

•	Asset Allocation Funds; or

•	Custom Allocation Choice (for contracts issued prior to 5/1/2010); or

•

Directed Allocation Models. (Directed Allocation Models are only available if you were participating in a model as of 1/18/2008. If you subsequently elect a different asset allocation program, you cannot return to the Directed Allocation Models.)

Transfers Within Asset Allocation Programs.  You may make transfers as permitted within your elected asset allocation program and you may transfer from one asset allocation program to another (subject to availability). If you are participating in the GMAB, GMIB or GMWB, you may make transfers outside of the asset allocation programs only if you first cancel your election of the GMAB, GMIB or GMWB and then make the transfer request subject to the terms and conditions described in “Transfers and Transfer Programs.”

For Contracts Issued on or after 5/1/2010

Asset Allocation Programs Available with the GMAB.  If you participate in the GMAB, you must elect one of the following asset allocation programs:

•	Custom Allocation Choice Select; or

•	Asset Allocation Funds (restrictions apply, see “Asset Allocation Programs – Asset Allocation Funds”).

For Contracts Issued Prior to 5/1/2010

Asset Allocation Programs Available with the GMAB, GMIB and GMWB.  If you participate in the GMAB, GMIB or GMWB you must elect one of the following asset allocation programs:

•	Custom Allocation Choice Select (only available with GMAB); or

•	Custom Allocation Choice; or

•	Asset Allocation Funds (restrictions apply, see “Asset Allocation Programs – Asset Allocation Funds”); or

•

Directed Allocation Models. (Directed Allocation Models are unavailable with GMWB. Additionally, Directed Allocation Models are only available if you were participating in a model as of 1/18/2008. If you subsequently elect a different asset allocation program, you cannot return to the Directed Allocation Models.)

Custom Allocation Choice Select.  If you elect Custom Allocation Choice Select, you must allocate your contract value within the Custom Allocation Choice Select parameters. The parameters are the minimum and maximum that may be allocated to each style of investment choice offered through Custom Allocation Choice Select. Periodically, we will rebalance your contract value so that it continues to follow the parameters. You can elect that the rebalancing occur quarterly, annually or semiannually during each calendar year. If you do not make an election, rebalancing will occur quarterly. See “Appendix G” for Custom Allocation Choice Select parameters and investment choices. Participation in Custom Allocation Choice Select does not assure a profit and does not protect you against loss in a declining market. We will terminate your participation in Custom Allocation Choice Select:

•	if you apply your full contract value to an annuity option;

•	if you withdraw the total contract value;

•	upon payment of the death benefit; or

•	if you request that we end the program (in writing or by telephone).

Custom Allocation Choice.  If you elect Custom Allocation Choice, you must allocate your contract value within the Custom Allocation Choice parameters. The parameters are the minimum and maximum that may be allocated to each style of investment choice offered through the contract. Periodically, we will rebalance your contract value so that it continues to follow the parameters. You can elect that the rebalancing occur quarterly, annually or semi-annually during each calendar year. If you do not make an election, rebalancing will occur quarterly. Contract value in the fixed accounts will not be rebalanced. Custom Allocation Choice parameters and investment choices are shown in “Appendix H.” Participation in Custom Allocation Choice does not assure a profit and does not protect you against loss in a declining market. We will terminate your participation in Custom Allocation Choice:

•	if you apply your full contract value to an annuity option;

•	if you withdraw the total contract value;

•	upon payment of the death benefit; or

•	if you request that we end the program (in writing or by telephone).

Asset Allocation Funds.  If you are participating in a GMAB, GMIB or GMWB, you can fulfill our requirement that you participate in an asset allocation program, by allocating all of your contract value to one of our asset allocation funds. While participating in this program you can make transfers by moving your full contract value from one asset allocation fund to another.

The funds are as follows:

•	MML Aggressive Allocation Fund

The MML Aggressive Allocation Fund is not available as an investment choice if you are participating in MassMutual Guaranteed Income Plus 6 or MassMutual Lifetime Payment Plus. Additionally, this fund is unavailable if your contract was issued on or after 4/15/2009 and you are participating in MassMutual Guaranteed Income Plus 5 or the Guaranteed Minimum Accumulation Benefit.

•	MML American Funds Core Allocation Fund

•	MML Balanced Allocation Fund

•	MML Conservative Allocation Fund

•	MML Growth Allocation Fund

The MML Growth Allocation Fund is not available as an investment choice if your contract was issued on or after 5/1/2010 and you are participating in the Guaranteed Minimum Accumulation benefit.

•	MML Moderate Allocation Fund

If you are not participating in a GMAB, GMIB or GMWB, you may allocate a portion or all of your contract value to any of these funds.

Directed Allocation Models. If you elect a directed allocation model (model), the model you elect will determine which investment choices your contract value is invested in and how much of your contract value is allocated to each investment choice. The directed allocation models are static models which means the underlying investment allocations within each model will not change over time.

Participation in a model does not assure a profit and does not protect you against loss in a declining market. We will rebalance your contract value each calendar year quarter so it continues to follow your elected model strategy. Contract value in the fixed accounts will not be rebalanced. For a detailed description of the available models, contact our Service Center or your registered representative.

While participating in a model you may transfer your contract value by changing models. If you do submit a transfer request other than a request to change your model, we will terminate your participation in the directed allocation models and notify you of the termination.

An exception to this is if you transfer contract value from The Fixed Account into a fund or funds. In this case we will not cancel your participation in the directed allocation models.

Additionally, we will terminate your participation in the directed allocation models:

•	if you apply your full contract value to an annuity option;

•	if you withdraw the total contract value;

•	upon payment of the death benefit; or

•	if you request that we end the program (in writing or by telephone).

If you terminate participation, the program is no longer available for you to re-elect after 1/18/2008.

Transfer Programs

For detailed rules and restrictions pertaining to these programs and instructions for electing a program contact our Service Center.

Overview.  We currently offer the following transfer programs:

1)	Separate Account Dollar Cost Averaging Program;

2)	Automatic Rebalancing Program; and

3)	Interest Sweep Option.

•	These programs are only available during the accumulation phase of your contract.

•	You may only participate in one of these programs at any one time.

•

You may not participate in these programs if you have a current election of a DCA Fixed Account, an Asset Allocation Program, a Guaranteed Minimum Accumulation Benefit, Guaranteed Minimum Income Benefit, or Guaranteed Minimum Withdrawal Benefit.

•	We do not charge you for participation in these programs.

Separate Account Dollar Cost Averaging Program.  This program allows you to systematically transfer a set amount from a selected fund to any of the other funds. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. Dollar cost averaging does not assure a profit and does not protect you against loss in declining markets. Since dollar cost averaging involves continuous investment in securities regardless of fluctuating price levels of such securities, you should consider your financial ability to continue the program through periods of fluctuating price levels.

Your Separate Account Dollar Cost Averaging Program will terminate:

•	if you withdraw the total contract value;

•	upon payment of the death benefit;

•	if the last transfer you selected has been made;

•	if there is insufficient contract value to make the transfer; or

•	if we receive from you a written request or request over the telephone to terminate the program at our Service Center at least 5 business days prior to the next transfer date.

Automatic Rebalancing Program.  Over time, the performance of each fund may cause your allocation to shift from your original allocation. You can direct us to automatically rebalance your contract value allocated to the funds in order to return to your original percentage allocations by selecting our Automatic Rebalancing Program. Contract value allocated to the fixed accounts cannot participate in the Automatic Rebalancing Program.

This program will terminate:

•	if you withdraw the total contract value;

•	upon payment of the death benefit;

•	if you request that we end the program (in writing or by telephone); or

•	if we receive any unscheduled transfer request.

Interest Sweep Option.  Under this program, we will automatically transfer earnings from your contract value in The Fixed Account to any one fund or combination of funds that you select. By allocating these earnings to the funds, you can pursue further growth in the value of your contract through more aggressive investments. However, the Interest Sweep Option does not assure a profit and does not protect against loss in declining markets.

This program will terminate:

•	if, as the result of a withdrawal, you no longer have contract value in The Fixed Account;

•	if, at time of transfer, no interest is available for transfer (for example, if the interest earned is required to cover contract related charges or has been part of a partial withdrawal);

•	upon payment of the death benefit; or

•	if we receive your written request or request over the telephone to terminate the program at least 5 business days prior to the next scheduled transfer date.

Withdrawals

Income taxes, tax penalties, a contingent deferred sales charge and certain restrictions may apply to any withdrawal you make.

During the accumulation phase you may make either partial or total withdrawals of your contract value.

We take any partial withdrawal proportionally from your contract value in your selected investment choices. We reserve the right to limit you to one partial withdrawal per contract year.

When a partial withdrawal is made from a contract, we reflect the withdrawal as a reduction to the value of the contract’s death benefit and to any elected Guaranteed Minimum Accumulation Benefit or Guaranteed Minimum Income Benefit. We may also reflect it as a reduction to any elected Guaranteed Minimum Withdrawal Benefit. We describe the impact of withdrawals under each feature’s description. Where we reflect a reduction as a percentage of contract value withdrawn, the reduction will be greater when the value of your contract investment choices is lower due to market performance or other variables.

We will pay any full or partial withdrawal to the qualified plan trustee or plan administrator, if you purchased your contract under a tax-qualified retirement plan, a non-qualified deferred compensation plan or a deferred compensation plan for a tax-exempt organization. The only exceptions are for required minimum distribution payments and for withdrawals from Keogh plans.

When making a partial withdrawal you must withdraw at least $100. After you make a partial withdrawal, we require that for non-qualified contracts you keep at least $2,000 in your contract. For qualified contracts the amount is also $2,000, unless your partial withdrawal is a minimum required distribution. We reserve the right to change these amounts. If you are participating in a Guaranteed Minimum Withdrawal Benefit, GMIB 5 or GMIB 6, we do not require a minimum contract value following a partial withdrawal.

After you withdraw your full contract value, the contract does not provide a death benefit, a Guaranteed Minimum Accumulation Benefit or the Basic GMIB. However, the Guaranteed Minimum Withdrawal Benefit, GMIB 5 and GMIB 6 features may still provide a benefit if you make a full withdrawal. See “Appendix I – Guaranteed Minimum Withdrawal Benefit,” and “Appendix I – GMIB 5 and GMIB 6.”

When you make a total withdrawal you will receive the value of your contract:

•	less any applicable contingent deferred sales charge;

•	less any applicable premium tax;

•	less any contract maintenance charge, and

•	less any purchase payments we credited to your contract that have not cleared the bank, until they clear the bank.

Requests in Writing.  To request a withdrawal in writing, submit to our Service Center, our fully completed partial surrender or surrender form. If your withdrawal involves an exchange or transfer of assets to another financial institution, we also require a “letter of acceptance” from the financial institution.

Requests by Telephone.  You may request certain partial and full withdrawals by telephone. Contact our Service Center for details.

Withdrawal Effective Date.  For written requests, your withdrawal is effective on the business day we receive, at our Service Center, our partial surrender or surrender form, fully completed, and, if applicable, a “letter of acceptance.” If we receive this item(s) at our Service Center on a non-business day or after our business day closes, your withdrawal request will be effective on the next business day. For telephone requests during the business day, your withdrawal is effective on the business day we receive your call. For calls received after the close of the business day, your withdrawal will be effective on the next business day.

Delivery of Withdrawal Amount.  We will pay any withdrawal amount within 7 days of the withdrawal effective date, unless we are required to suspend or postpone withdrawal payments. See “Other Information – Suspension of Payments or Transfers.”

Partial Withdrawals Used to Pay Investment Advisory Fees.  Some contract owners have their assets managed by one or more investment advisers. The investment advisers may assess a fee for their services. Their fees are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some contract owners authorize their investment advisers to take one or more partial withdrawals from the contract in order to collect advisory or investment management fees. Withdrawals taken from this contract to pay such fees may be subject to a contingent deferred sales charge, income tax and/or tax penalties. We encourage you to determine whether engaging in this activity is appropriate for you.

Systematic Withdrawal Program.  For detailed rules and restrictions pertaining to this program and instructions for electing the program contact our Service Center.

The Systematic Withdrawal Program (SWP) allows you to set up automatic periodic withdrawals from your contract value. We do not charge you for participation in the SWP. We will take any withdrawal under this program proportionally from your contract value in your selected investment choices. You may not participate in the SWP if you elected the Nursing Home Waiver Benefit and we are currently waiving the contingent deferred sales charge in accordance with that benefit.

Your SWP will end:

•	if you withdraw your total contract value;

•	if the next systematic withdrawal will lower your contract value below the minimum contract value we allow following a partial withdrawal, unless your withdrawal is a minimum required distribution;

•	if we receive, in good order, a notification of the owner’s death;

•	if we process the last withdrawal you selected;

•	if you begin receiving annuity payments; or

•	if you give us a written request or request over the telephone to terminate your program. We must receive your request at least 5 business days before the next withdrawal date.

Expenses

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges and expenses are:

Insurance Charges

Each business day we deduct our insurance charges from the assets of the separate account. We do this as part of our calculation of the value of the accumulation units and the annuity units. There are two types of insurance charges, the mortality and expense risk charge and the administrative charge.

Mortality and Expense Risk Charge

For the 2008 Version (contracts applied for on or after 9/8/2008, subject to state availability) the mortality and expense risk charge is equal, on an annual basis, to 1.60% of the daily value of the assets invested in each fund, after fund expenses are deducted. For the Pre-2008 Version (contracts applied for prior to 9/8/2008 or in states where the 2008 Version was unavailable) the percentage is 1.40%. We may increase this charge, but it will never exceed 1.75%.

This charge is for:

•

the mortality risk associated with the insurance benefits provided, including our obligation to make annuity payments after the annuity date regardless of how long all annuitants live, the death benefits, and the guarantee of rates used to determine your annuity payments during the income phase;

•	the expense risk that the current charges will be insufficient to cover the actual cost of administering the contract.

If the current mortality and expense risk charge is not sufficient to cover the mortality and expense risk, we will bear the loss. If this is the case, we may raise the mortality and expense risk charge in order to restore profitability. In no case will we raise the charge above the guaranteed amount. If the amount of the charge is more than sufficient to cover the mortality and expense risk, we will make a profit on the charge. We may use this profit for any purpose, including the payment of marketing and distribution expenses for the contract.

Administrative Charge

This charge is equal, on an annual basis, to 0.15% of the daily value of the assets invested in each fund, after fund expenses are deducted. We assess this charge, together with the annual contract maintenance charge, to reimburse us for all the expenses associated with the administration of the contract and the separate account. Some of these expenses are: preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. We can increase this charge, but the charge will never exceed 0.25%.

Charges for Additional Features

Annual Ratchet Death Benefit Charge.  If you select the Annual Ratchet Death Benefit, we will assess a charge. This charge is equal, on an annual basis, to 0.40% of the daily value of the assets invested in each fund, after fund expenses are deducted. We can increase this charge, but the charge will never exceed 0.90%.

Guaranteed Minimum Accumulation Benefit Charge.  If you elect the Guaranteed Minimum Accumulation Benefit, we will assess a charge. The charge varies by contract issue date: 0.95% (for contracts issued on or after 5/1/2010); 0.50% (for contracts issued on or after 9/1/2006 and prior to 5/1/2010); 0.40% (for contracts issued prior to 9/1/2006). We can increase the charge, but the charge will never exceed 1.00%. If you elect to discontinue the Guaranteed Minimum Accumulation Benefit and its associated benefit, the charge will be discontinued on the business day we receive our fully completed form at our Service Center.

Charges for Additional Features Unavailable to New Sales

Guaranteed Minimum Income Benefit Charge

2008 Version and Pre-2008 Version MassMutual Guaranteed Income Plus 5 (GMIB 5).  If you elected GMIB 5, we will deduct a charge from your contract value in the funds. The charge is equal, on an annual basis, to 0.65% of the GMIB value as of the date we deduct the charge. We may increase this charge, but the charge will never exceed 1.50%. We will deduct the charge for GMIB 5 quarterly in arrears while the feature remains in effect, commencing on the first quarter of your first contract year. Should you apply your full contract value to an annuity option, cancel this feature or fully surrender your contract, the final charge for this feature will occur on the immediately preceding contract year quarter.

2008 Version and Pre-2008 Version MassMutual Guaranteed Income Plus 6 (GMIB 6).  If you elected GMIB 6, we will deduct a charge from your contract value in the funds. The charge is equal, on an annual basis, to 0.80% of the GMIB value as of the date we deduct the charge. We may increase this charge, but the charge will never exceed 1.50%. We will deduct the charge for GMIB 6 quarterly in arrears while the feature remains in effect, commencing on the first quarter of your first contract year. Should you apply your full contract value to an annuity option, cancel this feature or fully surrender your contract, the final charge for this feature will occur on the immediately preceding contract year quarter.

Basic GMIB.  If you elected the Basic GMIB, we will deduct a charge from your contract value in the funds until you apply your full contract value to an annuity option or cancel the feature. This charge is equal, on an annual basis, to 0.65% of the daily value of the assets invested in each fund, after fund expenses are deducted. We can increase this charge, but the charge will never exceed 1.25%. If you elect to discontinue the Basic GMIB, the charge will be discontinued on the business day we receive our fully completed form at our Service Center. If you apply your full contract value to an annuity option, the charge will discontinue on your annuity start date.

Guaranteed Minimum Withdrawal Benefit MassMutual Lifetime Payment Plus Charge.  If you elected MassMutual Lifetime Payment Plus, we will deduct a charge from your contract value in the funds. The charge is equal, on an annual basis to a percentage of the benefit base as of the date the charge is deducted. We may increase this charge, but the charge will never exceed 1.50%. We will deduct the charge quarterly in arrears while the feature remains in effect, commencing on the first quarter of your first contract year. Should you enter the settlement phase, apply your full contract value to an annuity option, cancel this feature or fully surrender your contract, the final charge for this feature will occur on the immediately preceding contract year quarter. Currently, the charge is as follows: MassMutual Lifetime Payment Plus – Single Life 0.60%; MassMutual Lifetime Payment Plus – Joint Life 0.85%.

Annual Contract Maintenance Charge

At the end of each contract year, we deduct $40 from your contract value in the Separate Account as an annual contract maintenance charge. The actual amount we deduct may vary by state. We may increase this charge, but it will not exceed $60. If we increase this charge, we will give you 90 days prior notice. Subject to state regulations, we will deduct the annual contract maintenance charge proportionately from your contract value invested in the funds.

If you make a total withdrawal from your contract, we will deduct the full annual contract maintenance charge. If your contract enters the income phase on a date other than its contract anniversary, we will deduct a pro rata portion of the charge.

Contingent Deferred Sales Charge

We do not deduct a sales charge when we receive a purchase payment. However, we may assess a contingent deferred sales charge on the amount you withdraw that exceeds the free withdrawal amount and the amount you apply to an annuity option. We use this charge to cover certain expenses relating to the sale of the contract. The charge is a percentage of the amount you withdraw or apply to an annuity option.

If we assess a contingent deferred sales charge, we will deduct it proportionally from the remaining contract value in your selected investment options. If there is not enough contract value remaining, we will deduct the charge from the amount you withdraw.

The amount of the charge depends on the amount you withdraw or apply to an annuity option and the length of time between when we issued your contract and when you make a withdrawal or apply a portion or all of your contract value to an annuity option. The contingent deferred sales charge is assessed as follows:

2008 Version:  for contracts applied for on or after 9/8/2008, subject to state availability

Contract Year When Withdrawal is Made or Contract Value is Applied to an Annuity Option	Charge (as a percentage of amount withdrawn or applied to an annuity option)
1st Year	7%
2nd Year	6%
3rd Year	6%
4th Year	4%
5th Year and thereafter	0%

Pre-2008 Version:  for contracts applied for prior to 9/8/2008 or in a state where the 2008 Version was unavailable

Contract Year When Withdrawal is Made or Contract Value is Applied to an Annuity Option	Charge (as a percentage of amount withdrawn or applied to an annuity option)
1st Year	7%
2nd Year	6%
3rd Year	6%
4th Year	4%
5th Year	3%
6th Year and thereafter	0%

In addition to the free withdrawals described later in this section, we will not impose a contingent deferred sales charge under the following circumstances:

•	Upon payment of the death benefit.

•	Upon payment of a minimum required distribution, attributable to this contract, that exceeds the free withdrawal amount.

•	When you apply all or part of your contract value to an annuity option (except as described under Annuity Option E).

•

If you have an election of the Guaranteed Minimum Withdrawal Benefit and your withdrawals meet the requirements for a waiver of the contingent deferred sales charge. See “Appendix I – Guaranteed Minimum Withdrawal Benefit.”

•	If contract value has been applied to an annuity option providing guaranteed payments and upon the annuitant’s death there are remaining guaranteed payments withdrawn by the beneficiary.

•

If you redeem “excess contributions” from a plan qualifying for special income tax treatment. These types of plans are referred to as Qualified Plans, including Individual Retirement Annuities (IRAs). We look to the Internal Revenue Code for the definition and description of excess contributions.

•

When the contract is exchanged for another variable annuity contract issued by us or one of our affiliated insurance companies, of the type and class which we determine is eligible for such an exchange. A contingent deferred sales charge may apply to the contract received in the exchange. A reduced contingent deferred sales charge schedule may apply under this contract if another variable annuity contract issued by us or one of our affiliated insurance companies is exchanged for this contract. Exchange programs may not be available in all states. We have the right to modify, suspend or terminate any exchange program any time without prior notification. If you want more information about our current exchange programs, contact your registered representative or us at our Service Center.

•	If we are currently waiving the contingent deferred sales charge in accordance with the nursing home waiver benefit.

•	If you are 59 1/2 or older, and you apply your entire contract value:

–	to purchase a single premium immediate life annuity issued by us or one of our affiliates; or

–	to purchase a single premium immediate annuity certain, with payments guaranteed for 10 years or more, issued by us or one of our affiliates.

Free Withdrawals

In your first contract year, you may withdraw, without incurring a contingent deferred sales charge, up to 10% of your purchase payments reduced by any free withdrawal amount previously taken during the contract year. Beginning in the second contract year, you may withdraw up to 10% of your contract value as of the end of the previous contract year, plus 10% of any purchase payment received in the current contract year, reduced by any free withdrawal amount previously taken during the current contract year. You may take the 10% in multiple withdrawals each contract year.

Nursing Home Waiver Benefit

Also known in certain states as the Nursing Home Waiver of Contingent Deferred Sales Charge Rider.

Subject to state availability, you may withdraw all or a portion of your contract value without incurring a contingent deferred sales charge if we receive written confirmation at our Service Center that you have been admitted to a licensed nursing care facility after your purchase of this contract subject to the following requirements:

1)	You are past your first contract year.

2)	If you resided in a licensed nursing care facility within 2 years prior to contract issue, the benefit is not available to you; however, for contracts issued in New York, if the waiver is unavailable to you for this reason, you will automatically become eligible 2 years following the date of discharge from a licensed nursing care facility.

3)	Your stay in a licensed nursing care facility is prescribed by a physician and is medically necessary.

4)	You provide us with written documentation satisfactory to us that confirms that you still reside in a licensed nursing care facility every time you request a partial withdrawal.

5)	You make each withdrawal request while you are presently confined in a licensed nursing care facility for a period of not less than 90 days.

If we are currently waiving the contingent deferred sales charge in accordance with this feature, you may not participate in the systematic withdrawal program.

We define a licensed nursing care facility to be an institution licensed by the state in which it is located to provide skilled nursing care, intermediate nursing care or custodial nursing care.

Premium Taxes

Some states and other governmental entities charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from your contract value for them. Some of these taxes are due when your contract is issued, others are due when annuity payments begin. Currently we do not charge you for these taxes until you begin receiving annuity payments or you make a total withdrawal. We may discontinue this practice and assess the charge when the tax is due. Premium taxes generally range from 0% to 3.5%, depending on the state.

Transfer Fee

During the accumulation phase we do not assess a transfer fee. However, we reserve the right to allow twelve free transfers per calendar year and charge an amount of $20 per transfer in excess of twelve.

During the income phase, we allow 6 transfers each calendar year and they are not subject to a transfer fee.

Income Taxes

We will deduct from the contract any income taxes which we incur because of the operation of the separate account. At the present time, we are not making any such deductions. We will deduct any withholding taxes required by law.

Fund Expenses

The separate account purchases shares of the funds at net asset value. The net asset value of each fund reflects expenses already deducted from the assets of the fund. Such expenses include investment management fees; other expenses; and may include acquired fund fees and expenses. For some funds, expenses will also include 12b-1 fees. 12b-1 fees are distribution fees that are paid out of a fund’s assets. When you elect a fund as an investment choice, that fund’s expenses will increase the cost of your investment in the contract. See each fund’s prospectus for more information regarding these expenses.

Persistency Credit

If you purchase a 2008 Version of the Evolution contract (contracts applied for on or after 9/8/2008, subject to state availability) we will calculate and apply a persistency credit in the amount of 0.20% of your contract value invested in the funds. We will apply the credit proportionately to your contract value in the funds that you are invested in as of the date we calculate the credit.

•

If your contract is issued in connection with one of our internal variable annuity exchange programs, then we will calculate and apply the credit on the last day of your first contract year and each subsequent contract year.

•	If your contract is not issued as just described, then we will calculate and apply the credit on the last day of your tenth contract year and each subsequent contract year.

The Income Phase

Overview.  If you want to receive regular income from your annuity, you can elect to apply all or part of your contract value so that you can receive fixed and/or variable annuity payments under one of the annuity options described in this section. If you do not choose an annuity option, we will assume that you elected Option B with variable payments and 10 years of payments guaranteed. We may base annuity payments on the age and sex of the annuitant under all options except Annuity Option E. We may require proof of age and sex before annuity payments begin.

If your contract value is less than $2,000 on the annuity date, we reserve the right to pay you a lump sum rather than a series of annuity payments. If any annuity payment is less than $100 ($20 for contracts issued in New York), we reserve the right to change the payment basis to equivalent less frequent payments.

Applying Part of Your Contract Value to an Annuity Option.  If you elect to apply part of your contract value to an annuity option, we will treat the amount applied as a withdrawal. You must specify the portion of your contract value to be applied to an annuity option, and if it is not the full contract value, the amount must be at least $10,000.

We currently do not restrict the number of times in a contract year that you can elect to apply part of your contract value to an annuity option. However, we reserve the right to limit the number of times that you can elect to apply part of your contract value to an annuity option to once a contract year.

Prior to applying a portion of your contract value to an annuity option, you should consult a tax adviser and discuss the tax implications associated with such a transaction. For tax reporting purposes we will report the payments you receive through this transaction as annuity payments, however, there is uncertainty as to how the Internal Revenue Service would treat this transaction and the resulting annuity payments. Adverse tax consequences could apply.

Electronic Funds Transfer and Annuity Payments.  You may receive annuity payments by electronic funds transfer (EFT). However, we only allow an EFT of your annuity payments to one account. When you set up an EFT, the account number you provide to us must be used for all annuity payments you receive from this contract and from any other contract we or our affiliates may issue to you. You may change the account number at any time.

Annuity Payment Start Date.  You can choose the month and year in which annuity payments begin. We call that date the annuity date. For the 2008 Version this date must be at least 13 months from when you purchase the contract. For the Pre-2008 Version this date must be at least 30 days (13 months for contracts issued in New York) after you purchase your contract. You may choose your annuity date when you purchase your contract. You can change it at any time before the annuity date provided you give us 30 days written notice.

Annuity payments must begin by the earlier of:

1)	the 100th birthday of the annuitant;

2)	your 100th birthday if you are not the annuitant or the 100th birthday of the oldest joint owner; or

3)	the latest date permitted under state law.

Required Minimum Distributions for Tax-Qualified Contracts.  In order to avoid adverse tax consequences, you should begin to take distributions from your contract no later than the beginning date required by the Internal Revenue Service. These distributions can be withdrawals or annuity payments. The distributions should be at least equal to the minimum amount required by the Internal Revenue Service or paid through an annuity option that complies with the required minimum distribution rules of Internal Revenue Code Section 401(a)(9). If your contract is an individual retirement annuity, the required beginning date should be no later than April 1 of the year after you reach age 70 1/2. For qualified plans, that date is no later than April 1 of the year following the later of: the year you reach age 70 1/2 or the year in which you retire. The option of deferring to retirement is not available if you are a 5% or greater owner of the employer sponsoring your qualified plan.

Investment Choices and Annuity Payments.  At the annuity date, you have the same fund choices that you had in the accumulation phase and you can choose whether payments will be fixed, variable, or a combination of both. If you do not tell us otherwise, we will base your annuity payments on the investment allocations that are in place on the annuity date. Therefore, any amounts in the funds will be applied to a variable payout and any amounts in the fixed accounts will be applied to a fixed payout.

Fixed Annuity Payments.  If you choose fixed payments, the payment amount will not vary. The payment amount will depend upon the following:

•	the value of your contract on the annuity date;

•	the annuity option you elect;

•	the age and sex of the annuitant or joint annuitants, if applicable;

•	the minimum guaranteed payout rates associated with your contract;

•	the deduction of a contingent deferred sales charge (may be deducted under Annuity Option E only); and

•	the deduction of premium taxes, if applicable.

In most states, if the single premium immediate annuity rates offered by MassMutual on the annuity date are more favorable than the minimum guaranteed rates listed in your contract, those rates will be used.

For a discussion of how fixed payments are calculated if you apply your GMIB value to an annuity option see “Appendix I – Guaranteed Minimum Income Benefit.”

Variable Annuity Payments.  If you choose variable payments, the payment amount will vary with the investment performance of the funds. The first payment amount will depend on the following:

•	the value of your contract on the annuity date;

•	the annuity option you elect;

•	the age and sex of the annuitant or joint annuitants, if applicable;

•	the minimum guaranteed payout rates associated with your contract;

•	an assumed investment rate (AIR) of 4% per year;

•	the deduction of a contingent deferred sales charge (may be deducted under Annuity Option E only); and

•	the deduction of premium taxes, if applicable.

Future variable payments will depend on the performance of the funds you selected. If the actual performance on an annualized basis exceeds the 4% assumed investment rate plus the deductions for expenses, your annuity payments will increase. Similarly, if the actual rate is less than 4% annualized plus the amount of the deductions, your annuity payments will decrease.

For a discussion of whether variable payments are available if you apply your GMIB value to an annuity option and how such variable payments would be calculated see “Appendix I – Guaranteed Minimum Income Benefit.”

Annuity Unit Values.  In order to keep track of the value of your variable annuity payment, we use a unit of measure called an annuity unit. We calculate the number of your annuity units at the beginning of the income phase. During the income phase, the number of annuity units will not change. However, the value of your annuity units will change to reflect the investment performance of the funds you selected. The insurance charge applied as part of the calculation of the annuity unit value will be the insurance charge assessed at the time you apply all or part of your contract value to an annuity option. The Statement of Additional Information contains more information on how annuity payments and annuity unit values are calculated.

Annuity Options.  The available annuity options are listed in this section in the Annuity Options table. We may consent to other plans of payment in addition to those listed. After annuity payments begin, you cannot change the annuity option, the frequency of annuity payments, or make withdrawals, except as described under Annuity Option E.

Limitation on Payment Options.  If you purchased the contract as a tax-qualified contract, the Internal Revenue Code may impose restrictions on the types of payment options that you may elect.

Annuity Options

We may consent to other plans of payment in addition to those listed, including a Joint and Last Survivor Annuity with Period Certain.

Lifetime Contingent Options
Annuity Option A – Life Income (variable and/or fixed payments)	Number of Annuitants: one Length of Payment Period: For as long as the annuitant lives. Annuity Payments After Death: None. All payments end upon the annuitant’s death.
Annuity Option B – Life Income with Period Certain (variable and/or fixed payments)

Number of Annuitants:  one

Length of Payment Period:  For a guaranteed period of either 5, 10 or 20 years or as long as the annuitant lives, whichever is longer.

Annuity Payments After Death:  When the annuitant dies, if there are remaining guaranteed payments, the beneficiary may elect a lump sum payment equal to the commuted value of the remaining guaranteed annuity payments.

Annuity Option C – Joint and Last Survivor Annuity (variable and/or fixed payments)

Number of Annuitants:  two

Length of Payment Period:  For as long as either annuitant lives.

Annuity Payments After Death:  100% of the payment will continue to the surviving annuitant. No payments will continue after the death of both annuitants.

Annuity Option D – Joint and 2/3 Survivor Annuity (variable and/or fixed payments)

Number of Annuitants:  two

Length of Payment Period:  For as long as either annuitant lives.

Annuity Payments After Death:  Two-thirds of the payment will continue to the surviving annuitant. No payments will continue after the death of both annuitants.

Non-Lifetime Contingent Options
Annuity Option E – Period Certain Annuity (variable and/or fixed payments)

Number of Annuitants:  one

Length of Payment Period:  For a specified period no less than five years and no greater than 30 years.

Withdrawal Option/Switch Annuity Option:  If, after you begin receiving payments, you would like to receive all or part of the commuted value of the remaining guaranteed payments under this annuity option at any time, you may elect to receive it in a lump sum or have it applied to another annuity option. If you so elect, your future payments will be adjusted accordingly.

Contingent Deferred Sales Charge:  In most states, we will deduct a contingent deferred sales charge if you apply all or a part of your contract value to this option and the period certain is less than 10 years. If it is permitted in your state, but we do not deduct a contingent deferred sales charge at that time, we will deduct a contingent deferred sales charge if you subsequently request a commuted lump sum payment to yourself or a commuted value to apply to another annuity option.

Annuity Payments After Death:  When the annuitant dies, if there are remaining guaranteed payments, the beneficiary may elect a lump sum payment equal to the commuted value of the remaining guaranteed annuity payments. We will not deduct a contingent deferred sales charge.

Death Benefit

Death of Contract Owner During the Accumulation Phase.  If you or the joint owner dies during the accumulation phase, we will pay a death benefit to your primary beneficiary. If the joint owner dies, we will treat the surviving joint owner, if any, as the primary beneficiary. We will treat any other beneficiary designation on record at the time of death as a contingent beneficiary unless you have changed it in writing. Your beneficiary may request that the death benefit be paid under one of the death benefit options. If your surviving spouse is the sole primary beneficiary, he or she may elect to become the owner of the contract at the death benefit amount payable subject to certain restrictions. See “Death Benefit – Death Benefit Payment Options During the Accumulation Phase.”

Death Benefit Amount During the Accumulation Phase.  The death benefit amount depends upon the death benefit feature in effect at the time of your death (or the annuitant’s death, if the owner is a non-natural person). The contract offers two death benefit features: the Basic Death Benefit or, for an additional charge, the Annual Ratchet Death Benefit.

For detail regarding the Annual Ratchet Death Benefit see “Additional Features – Annual Ratchet Death Benefit.”

You may only select one death benefit feature and you cannot change your selection once we issue your contract. If you do not select a death benefit feature when we issue your contract, the death benefit feature under your contract will be the Basic Death Benefit.

Basic Death Benefit (Version 9/1/07).  For contracts applied for on or after 9/1/2007, subject to state availability.

The death benefit paid will be the amount calculated (and adjusted for any applicable charges) as of the business day we receive proof of death and election of the payment method at our Service Center.

If you are under age 76 when we issue your contract, the death benefit is the greater of your contract value, or your purchase payments reduced by an adjustment for withdrawals and any applicable charges.

We calculate the adjustment for withdrawals as follows:

•	the withdrawal amount, including any applicable charges;

•	divided by your contract value immediately prior to the withdrawal; with the result

•	multiplied by the most recently calculated death benefit value.

If you have elected the Guaranteed Minimum Withdrawal Benefit, any portion of a withdrawal that exceeds the Guaranteed Lifetime Withdrawal Amount or, if applicable, the Guaranteed Withdrawal Amount, will result in a proportional adjustment for withdrawals as just described. However, any portion of a withdrawal that is not in excess of the Guaranteed Lifetime Withdrawal Amount or Guaranteed Withdrawal Amount, if applicable, or which is part of a required minimum distribution we calculate under an automatic distribution program, will reduce the death benefit on a dollar for dollar basis. See “Appendix I – Guaranteed Minimum Withdrawal Benefit.”

If you are age 76 or over when we issue your contract, the value of the Basic Death Benefit is your contract value as of the business day we receive proof of death and election of the payment method at our Service Center.

If there are joint owners of the contract, we will use the age of the oldest joint owner to determine the death benefit amount. If the contract is owned by a non-natural person, we will use the age of the annuitant to determine the death benefit amount.

We consider requests to apply part of your contract value to an annuity option as a withdrawal for purposes of calculating the death benefit amount.

References to Age.  Age is as of the nearest birthday. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months. See “Age.”

Basic Death Benefit.  For contracts applied for prior to 9/1/2007 also available to all contracts issued in states where Basic Death Benefit (Version 9/1/07) was not available.

The death benefit paid will be the amount calculated (and adjusted for any applicable charges) as of the business day we receive proof of death and election of the payment method at our Service Center.

Prior to you reaching age 80, the death benefit is the greater of your contract value, or your purchase payments reduced by an adjustment for withdrawals and any applicable charges. We calculate the adjustment for withdrawals as follows:

•	the withdrawal amount, including any applicable charges;

•	divided by your contract value immediately prior to the withdrawal; with the result

•	multiplied by the most recently calculated death benefit value.

If you have elected the Guaranteed Minimum Withdrawal Benefit, any portion of a withdrawal that exceeds the Guaranteed Lifetime Withdrawal Amount or, if applicable, the Guaranteed Withdrawal Amount, will result in a proportional adjustment for withdrawals as just described. However, any portion of a withdrawal that is not in excess of the Guaranteed Lifetime Withdrawal Amount or Guaranteed Withdrawal Amount, if applicable, or which is part of a required minimum distribution we calculate under an automatic distribution program, will reduce the death benefit on a dollar for dollar basis. See “Appendix I – Guaranteed Minimum Withdrawal Benefit.”

At age 80 and beyond, the value of the Basic Death Benefit is your contract value as of the business day we receive proof of death and election of the payment method at our Service Center.

If there are joint owners of the contract, we will use the age of the oldest joint owner to determine the death benefit amount. If the contract is owned by a non-natural person, we will use the age of the annuitant to determine the death benefit amount.

We consider requests to apply part of your contract value to an annuity option as a withdrawal for purposes of calculating the death benefit amount.

References to Age.  Age is as of the nearest birthday. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months. See “Age.”

Death Benefit Payment Options During the Accumulation Phase.  The availability of certain death benefit options may be limited for tax-qualified contracts in order to comply with the required minimum distribution rules.

A beneficiary must elect to receive the death benefit under one of the following options, in the event you die during the accumulation phase:

Option 1 – lump sum payment of the death benefit; or

Option 2 – the payment of the entire death benefit within 5 years of the date of death; or

Option 3 – payment of the death benefit under an annuity option over the lifetime of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary with distribution beginning within 1 year of the date of your death or any joint owner.

Additional Option for a Spouse Who is the Sole Primary Beneficiary.  In addition to options 1, 2 and 3, a surviving spouse who is the sole primary beneficiary under the contract may elect a lump sum payment of the death benefit, apply the death benefit to an annuity option or continue the contract. Generally, if the contract is continued then: 1) the initial value will equal the death benefit amount; 2) all applicable contract features and benefits will be in the surviving spouse’s name; and 3) the surviving spouse will exercise all of the contract owner’s rights under the contract. Exceptions are as follows: a) if at the time the owner purchased the contract the surviving spouse was over the maximum contract issue age, then the contract cannot be continued; b) if at the time the owner purchased the contract the surviving spouse was over the maximum allowable age for electing a certain feature, then the feature is not available for continuance. We further limit the surviving spouse’s rights applicable to continuing any elected Guaranteed Minimum Withdrawal Benefit, see “Appendix I – Guaranteed Minimum Withdrawal Benefit – Payment of the Contract’s Death Benefit and MassMutual Lifetime Payment Plus.” An election to continue the contract can only be made once while the contract is in effect.

Lump Sum Payment.  If a lump sum payment is requested, we will pay the amount within 7 calendar days after we receive proof of death and election of the payment method at our Service Center, unless we are required to suspend or delay payment. Payment to the beneficiary, in any form other than a lump sum, may only be elected during the 60 day period beginning with the date of receipt by us of proof of death.

Beneficiary IRA Election.  Beneficiary, Inherited, Legacy or “Stretch” IRAs are all terms used to describe an IRA that is used exclusively to distribute death proceeds of an IRA or other qualified investment to the beneficiary over that beneficiary’s life expectancy in order to meet the required minimum distribution (RMD) rules. Upon the contract owner’s death under an IRA or other qualified contract, a beneficiary(ies) may generally establish a Beneficiary IRA by either purchasing a new annuity contract or in some circumstances, by electing the Beneficiary IRA payout option under the current contract. Until withdrawn, amounts in a Beneficiary IRA or other qualified contract continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the required minimum distribution rules, are subject to tax.

Eligibility Requirements/Restrictions:

If a beneficiary(ies) elects to establish a Beneficiary IRA after the death of the contract owner, the following rules apply:

•

Only certain annuity contracts issued by us or our subsidiary companies can be used to establish a Beneficiary IRA. Additionally, the Beneficiary IRA must satisfy a certain minimum size. Please consult your registered representative for further information.

•

For existing annuity contracts with single beneficiaries issued by us or one of our affiliates, the beneficiary will have the option of electing a Beneficiary IRA payout option under the current contract or establishing a Beneficiary IRA by purchasing a new annuity contract issued by us or one of our affiliates. Should the beneficiary decide to elect the Beneficiary IRA payout option under the current contract, any withdrawals in excess of the RMD will not be subject to a contingent deferred sales charge. Should the beneficiary decide to establish a Beneficiary IRA by purchasing a new annuity contract issued by us or one of our affiliates, any withdrawals under that contract in excess of the RMD may be subject to a contingent deferred sales charge as indicated by the terms of the contract purchased.

•

For existing annuity contracts with multiple beneficiaries issued by us or one of our affiliates, a beneficiary wishing to establish a Beneficiary IRA funded by an annuity contract issued by us or one of our affiliates, must purchase a new annuity contract. Any withdrawals under that contract in excess of the RMD may be subject to a contingent deferred sales charge as indicated by the terms of the contract purchased.

•

If the existing contract was issued by a company other than us or one of our affiliates, those beneficiaries wishing to establish a Beneficiary IRA funded by an annuity contract issued by us or one of our affiliates must purchase a new annuity contract. Any withdrawals under that contract in excess of the RMD may be subject to a contingent deferred sales charge as indicated by the terms of the contract purchased.

•

The source of funds to be invested must be from a traditional IRA, SEP IRA, SIMPLE IRA, Beneficiary IRA, TSA, 401(a) or a Qualified Employee Plan (includes Pension Plan, Money Purchase Pension Plan, Profit Sharing Plan, Keogh (HR10), Target Benefit Plan).

•	Joint ownership of a Beneficiary IRA is not allowed.

•	The annuity contract will be titled in the beneficiary’s name as beneficiary for the deceased contract owner.

•

Required Minimum Distributions (RMDs) must begin by December 31st of the year following the year of the date of the contract owner’s death and will only be allowed on a quarterly or annual basis. The RMD amount will be calculated based on the beneficiary’s life expectancy and will be withdrawn on a proportional basis from all investment accounts in which funds are invested. If there is a Beneficiary IRA previously established with another carrier and an RMD is required in the current calendar year, we will process the RMD. If however, an RMD is not required in the current calendar year, an RMD will not be processed until the year it is required. Any other distributions taken during the current year will be subject to applicable contingent deferred sales charges as defined in the contract.

•

The contract value at time of issue will be equal to either the death benefit that would have been payable to the beneficiary if a lump sum distribution had been elected, or the contract value of an existing Beneficiary IRA that is being transferred to a new MassMutual annuity.

•	Additional contributions cannot be applied to the Beneficiary IRA.

•	All distributions from this contract will be paid to the owner/annuitant.

•

Upon the death of the annuitant of the Beneficiary IRA, a death benefit, under the terms of the contract, will be paid to the succeeding beneficiary in a lump sum or over the annuitant’s remaining life expectancy as determined by the applicable IRS table.

•

If a Beneficiary IRA is established with a new annuity contract or as a payout option under the current contract, the following optional features, generally available under certain contracts, are unavailable: MassMutual Lifetime Income Protector, the Guaranteed Minimum Accumulation Benefit, the Guaranteed Minimum Withdrawal Benefit, the Basic Guaranteed Minimum Income Benefit (Basic GMIB) and the Guaranteed Minimum Income Benefits called MassMutual Guaranteed Income Plus 5 (GMIB 5) and MassMutual Guaranteed Income Plus 6 (GMIB 6).

Previously, the GMIB 5 and GMIB 6 were available if a Beneficiary IRA was established with a new annuity contract that offered the GMIB 5 and GMIB 6. If a Beneficiary IRA was established with a new annuity contract and the GMIB 5 or GMIB 6 was elected, the owner of that contract should understand how withdrawals in the contract may affect the feature benefits. For example, RMDs that exceed the current contract year interest earned on the GMIB value will reduce the GMIB value on a pro-rata basis. If a beneficiary established a Beneficiary IRA with a GMIB 5 or GMIB 6, the IRS may take the position that the inclusion of these benefits will not allow the contract to meet the RMD rules in certain instances without a complete surrender of the contract. Even if the RMD rules could be met, the value of either the GMIB 5 or GMIB 6 may be adversely impacted or eliminated if the beneficiary is required to commence RMDs prior to the time the GMIB 5 or GMIB 6 benefit could be exercised.

•	Additional rules may apply. Please consult your registered representative for further information.

•	We have the right to modify, suspend or terminate the Beneficiary IRA program at any time without prior notification.

Beneficiaries should consult a qualified tax advisor for advice prior to establishing a Beneficiary IRA.

Death of Contract Owner During the Income Phase.  If you or the joint owner dies during the income phase, but the annuitant is still alive, we will pay the remaining payments under the annuity option elected at least as rapidly as under the method of distribution in effect at the time of your death.

Death of Annuitant.  If the annuitant, who is not the owner or joint owner, dies during the accumulation phase, you can name a new annuitant subject to our approval. If you do not name an annuitant within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person we will treat the death of the annuitant as the death of the owner, and you may not name a new annuitant. You cannot name a new annuitant once the Income Phase begins. Upon the death of the annuitant on or after the annuity date, the death benefit, if any, is as specified in the annuity option elected. We will pay death benefits at least as rapidly as under the method of distribution in effect at the annuitant’s death.

Additional Features

Annual Ratchet Death Benefit

When we issue your contract, for an additional charge, you can elect the Annual Ratchet Death Benefit as a replacement for the Basic Death Benefit which is the standard death benefit for the contract.

The death benefit paid will be the amount calculated (and adjusted for any applicable charges) as of the business day we receive proof of death and election of the payment method at our Service Center.

If you elect the Annual Ratchet Death Benefit the death benefit will be the greatest of:

1)	your contract value; or

2)	the amount of purchase payments you have made to the contract reduced by an adjustment for withdrawals; or

3)	the highest anniversary value reduced by an adjustment for withdrawals and increased by any purchase payments.

The Highest Anniversary Value.  When we issue your contract, your initial highest anniversary value is equal to your initial purchase payment.

On each contract anniversary prior to age 80 the highest anniversary value will be recalculated and set to equal the greater of:

a)	the most recently calculated highest anniversary value; or

b)	your contract value on the date of the recalculation.

Age 80 refers to the oldest owner’s age or, if the owner is a non-natural person, the oldest annuitant’s age.

On dates other than the contract anniversary, we will re-calculate the highest anniversary value each time you make a purchase payment or a withdrawal. We will increase it by any purchase payments and reduce it by an adjustment for any withdrawals.

At age 80 and above, the highest anniversary value will no longer change and will remain as last calculated except we will increase it if you make subsequent purchase payments and we will adjust it for any subsequent withdrawals. Age 80 refers to the oldest owner’s age or, if the owner is a non-natural person, the oldest annuitant’s age.

References to Age.  Age is as of the nearest birthday. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months. See “Age.”

Adjustment for Withdrawals.  When we adjust purchase payments for subsequent withdrawals we look at the withdrawal amount, divide it by your contract value just prior to the withdrawal and then multiply that by the most recently adjusted purchase payments prior to the withdrawal.

When we adjust the highest anniversary value for subsequent withdrawals we look at the withdrawal amount, divide it by your contract value just prior to the withdrawal and then multiply that by the most recently calculated highest anniversary value.

When we adjust purchase payments for subsequent withdrawals, if you have elected a Guaranteed Minimum Withdrawal Benefit, any portion of a withdrawal that exceeds the Guaranteed Lifetime Withdrawal Amount or, if applicable, the Guaranteed Withdrawal Amount, will result in a proportional adjustment for withdrawals as just described. However, any portion of a withdrawal that is not in excess of the Guaranteed Lifetime Withdrawal Amount or Guaranteed Withdrawal Amount, if applicable, or which is part of a required minimum distribution we calculate under an automatic distribution program, will reduce the purchase payments on a dollar for dollar basis. See “Appendix I – Guaranteed Minimum Withdrawal Benefit.”

We consider requests to apply part of your contract value to an annuity option as a withdrawal for purposes of calculating the death benefit amount.

Cost of the Annual Ratchet Death Benefit.  If you elect the Annual Ratchet Death Benefit, we will deduct a charge from your contract value in the funds. This charge is equal, on an annual basis, to 0.40% of the daily value of the assets invested in each fund, after fund expenses are deducted. We can increase this charge, but the charge will never exceed 0.90%.

Guaranteed Minimum Accumulation Benefit (GMAB)

What is the GMAB?  If you elect the GMAB, we guarantee that at the end of your benefit period your contract value will equal no less than a specified amount called the GMAB value. The GMAB may provide protection in the event of lower contract values that may result from the investment performance of the contract.

If you elect the GMAB, you must choose one of two available benefit periods: the 10 year benefit period with reset option or the 20 year benefit period. You may only make this choice at the time your contract is issued.

10 Year Benefit Period with Reset Option.  You may elect a 10 year benefit period with an option to reset. This benefit period will initially end upon your 10th contract anniversary, with the option to reset the benefit period as of your 2nd contract anniversary and each subsequent contract anniversary up to and including the end of the benefit period.

The Reset Option.  The option to reset means that on your 2nd contract anniversary, and each subsequent contract anniversary while a benefit period is in effect, you may elect to:

a)	start your 10 year benefit period over again. For example, if you reset as of your 2nd contract anniversary, your 10 year benefit period will end on your 12th contract anniversary; and

b)	reset your GMAB value so it equals your contract value as of the close of the New York Stock Exchange at the end of the last business day prior to the contract anniversary on which you elect to reset.

If you want to apply the reset option to your upcoming contract anniversary, you must submit a written request to our Service Center within 30 calendar days prior to that contract anniversary. If we receive your request outside of the 30 day window, your request will not be implemented.

If you request a reset and on the date we are to implement the reset your contract value is less than the current GMAB value, the reset will not occur and the existing benefit period and GMAB value will remain in place.

After you reach age 90 (age 80 for contracts issued in New York), the reset option is no longer available to you.

If we issued your contract prior to September 12, 2005, and you elected the GMAB feature when your contract was issued, your 10 year GMAB feature will remain the same except now it will include the reset option.

20 Year Benefit Period.  You may elect a 20 year benefit period (26 year benefit period for contracts issued in New York). This option does not include a reset feature and it is not available in contracts issued prior to September 12, 2005.

References to Age.  Age is as of the nearest birthday. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months. See “Age.”

Allocation Restrictions.  If you elect the GMAB, you must participate in an approved Asset Allocation Program. See “Transfers and Transfer Programs – Asset Allocation Programs.”

If you elect the GMAB, you cannot participate in the Separate Account Dollar Cost Averaging Program, the Interest Sweep Option, a DCA Fixed Account or the Automatic Rebalancing Program. Additionally, you cannot make allocations to the fixed accounts.

Additional Restrictions.  If you elect the GMAB, you may not elect a Guaranteed Minimum Income Benefit or the Guaranteed Minimum Withdrawal Benefit.

Eligibility for the GMAB Value.  You will be eligible to receive the GMAB value if:

1)	you elected the GMAB at time of contract issue and you do not cancel the GMAB;

2)	you remain in your contract until the end of your benefit period and do not enter the Income Phase before the end of your benefit period; and

3)	you participated in an approved Asset Allocation Program at the time of contract issue, and remain in the program until the end of your benefit period (see “Transfers and Transfer Programs – Asset Allocation Programs”).

If you elect the GMAB, but items 2 and 3 are not met, you will not be eligible to receive the GMAB value, even though you have paid for the feature. At the end of your benefit period the GMAB will terminate. No benefits or charges will accrue thereafter.

How Do We Calculate the GMAB Credit and the GMAB Value?  If we have never applied a reset, then your GMAB credit equals the difference between:

A)	your contract value at the end of the benefit period; and

B)	the GMAB value. The GMAB value equals your purchase payments made to the contract in the first two contract years adjusted for withdrawals.

If B is greater than A, then we will credit your contract value with the difference. If B is equal to or less than A, we will not credit your contract value.

If any purchase payments were made after the first two contract years, then we adjust the calculation by determining what percentage of all purchase payments were made in the first two contract years and then we multiply A by that percentage. See “Appendix C – Guaranteed Minimum Accumulation Benefit Examples – Example 4.”

If we previously applied a reset, then your GMAB credit equals the difference between:

X)	your contract value at the end of the benefit period; and

Y)	the GMAB Value. The GMAB Value equals your contract value as of the most recent reset adjusted for subsequent withdrawals.

If Y is greater than X, then we will credit your contract value with the difference. If Y is equal to or less than X, we will not credit your contract value.

If any purchase payments were made after the most recent reset, we multiply X by the following percentage:

i)	your contract value as of the most recent reset; divided by

ii)	your contract value as of the most recent reset plus any subsequent purchase payments.

If you elected the 20 year benefit period (26 year benefit period for contracts issued in New York), then B equals the amount of purchase payments you made to the contract during the first two contract years adjusted for withdrawals and multiplied by two.

Adjustment for Withdrawals.  For all benefit periods, the adjustment for withdrawals is calculated as follows:

•	the withdrawal amount, including any applicable charges; divided by

•	your contract value immediately prior to the withdrawal; with the result multiplied by

•	the most recently calculated GMAB value.

We consider requests to apply part of your contract value to an annuity option as a withdrawal for purposes of calculating the GMAB value.

What Happens at the End of the Benefit Period?  At the end of the benefit period, we calculate the GMAB value and the GMAB credit. We credit your contract value if the GMAB credit is greater than zero. Any credit to your contract value will be applied the first business day after the end of the benefit period.

For additional information see “Appendix C – Guaranteed Minimum Accumulation Benefit Examples.”

Payment of Any Credit.  Any credit paid due to your election of GMAB will be applied proportionally to the funds you are invested in when we apply the credit. If you are not invested in any funds at that time, we will automatically apply the credit to a money market fund. Electing GMAB does not guarantee a credit will be paid.

Cost of the GMAB.  If you elect the GMAB, we will deduct a charge from your contract value in the funds while the feature is in effect. This charge is equal, on an annual basis, to a percentage of the daily value of the assets invested in each fund, after fund expenses are deducted. The charge varies by contract issue date: 0.95% (for contracts issued on or after 5/1/2010); 0.50% (for contracts issued on or after 9/1/2006 and prior to 5/1/2010); and 0.40% (for contracts issued prior to 9/1/2006). We can increase this charge, but the charge will never exceed 1.00%. There is no additional charge for the reset option on the 10 year GMAB feature.

How to Elect the GMAB.  To elect the GMAB, you must:

•	elect the GMAB at the time your contract is issued; and

•	elect to participate in an approved Asset Allocation Program (see “Transfers and Transfer Programs – Asset Allocation Programs”).

Additionally, at the time we issue your contract, you must meet the age requirements as follows:

To elect the 10 year benefit period you must not have attained age 90 (age 80 for contracts issued in New York).

To elect the 20 year benefit period (26 year benefit period for contracts issued in New York) you must not have attained age 80 (age 64 for contracts issued in New York).

Once we issue your contract, you cannot elect the GMAB.

Canceling the GMAB.  We will terminate your election of the GMAB on the business day we receive our fully completed form at our Service Center. We will not refund charges already deducted for the GMAB. However, the charge for this feature will be discontinued on the business day we receive our fully completed form at our Service Center. Once the GMAB is terminated, it cannot be re-elected.

Important GMAB Considerations.  This benefit may not be appropriate for all contract owners. You should understand the GMAB completely before you elect this benefit feature. Please consult with a qualified financial professional when you are evaluating the GMAB and all other aspects of the contract.

The GMAB does not in any way guarantee the performance of any of the investment choices available under this contract.

While participating in the GMAB you may transfer your contract value by changing asset allocation models. Otherwise, you cannot transfer your contract value among investment choices.

If you elect the GMAB, currently, you cannot allocate any contract value to the fixed accounts.

Consult a tax adviser before considering the GMAB in conjunction with a tax-qualified contract because any IRS minimum distribution requirements may negatively impact the benefit.

Because the charge for the GMAB is a percentage of your contract value, any purchase payments made after the second contract year could increase the cost of the GMAB, without a corresponding increase in the benefit.

Withdrawals may negatively impact the GMAB value.

Electronic Document Delivery Credit

We will provide an annual $24 credit to your contract on your contract anniversary if you are participating in our e-DocumentsSM Program as of your contract anniversary. Participation in our e-DocumentsSM Program will provide you with documents related to your contract in an electronic format rather than paper format. Examples of these documents include the prospectus, prospectus supplements, and annual and semiannual reports of the underlying funds.

We will pay the electronic document delivery credit from the expense savings that result from the delivery of documents related to the contract in electronic format rather than paper format. We will apply this credit on your contract anniversary proportionally to the funds that you are invested in on that date. If you are not invested in any of the funds when we apply the credit, we will automatically apply the credit to a money market fund.

The electronic document delivery credit may be subject to the assessment of a contingent deferred sales charge upon withdrawal or if you elect to receive an annuity payment.

We reserve the right to continue, modify or terminate this credit feature at any time.

Taxes

We have prepared the following information on federal taxes as a general discussion of the subject. This information is not written or intended as specific tax advice and may not be relied on for purposes of avoiding any federal tax penalties. You should consult a tax adviser about your own circumstances.

Taxation of the Company.  MassMutual is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (Code). For federal income tax purposes, the separate account is not a separate entity from MassMutual, and its operations form a part of MassMutual.

Annuities in General.  Annuity contracts are a means of both setting aside money for future needs – usually retirement – and for providing a mechanism to administer the payout of those funds. Congress recognized how important providing for retirement was and created special rules in the Code for annuities. Simply stated, these rules provide that you will generally not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral.

Diversification.  Code Section 817(h) imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department, adequately diversified. Disqualification of the contract as an annuity contract would result in a loss of tax deferral, meaning the imposition of federal income tax to the owner with respect to earnings under the contract prior to the receipt of payments under the contract. We intend that all investment portfolios underlying the contracts will be managed in such a manner as to comply with these diversification requirements.

Investor Control of Assets.  For variable annuity contracts, tax deferral also depends on the insurance company, and not you, having control of the assets held in the separate accounts. You can transfer among the sub-accounts of the separate account to another but cannot direct the investments each underlying fund makes. If you have too much investor control of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn. The Internal Revenue Service (IRS) has provided some recent guidance on investor control by issuing Revenue Rulings 2003-91 and 2003-92, but some issues remain unclear. One unanswered question is whether an owner will be deemed to own the assets in the contract if the variable contract offers too large a choice of funds in which to invest, and if so, what that number might be. We do not know if the IRS will issue any further guidance on this question. We do not know if any guidance would have a retroactive effect. Consequently, we reserve the right to modify the contract, as necessary, so that you will not be treated as having investor control of the assets held under the separate account.

Non-Qualified Contracts.  If you purchase the annuity contract as an individual and not under any tax-qualified retirement plan, specially sponsored program, or an individual retirement annuity, your contract is referred to as a non-qualified contract.

Qualified Contracts.  If you purchase the contract under a tax-qualified retirement plan, specially sponsored program, or an individual retirement annuity (IRA), your contract is referred to as a qualified contract. Examples of tax-qualified plans include tax-sheltered annuities, IRAs, Roth IRAs, and corporate pension and profit sharing plans which include 401(k) plans and H.R. 10 plans. Qualified plans are subject to various limitations on eligibility, contributions, transferability and distributions based on the type of plan. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. You should consult a tax adviser as to the tax treatment and suitability of such an investment.

Taxation of Non-Qualified Contracts.  You, as the owner of a non-qualified annuity, will generally not be taxed on any increases in the value of your contract until a distribution occurs. There are different rules as to how you are taxed depending on whether the distribution is a withdrawal or an annuity payment.

The Code generally treats any withdrawal 1) allocable to purchase payments made after August 13, 1982 in an annuity contract entered into prior to August 14, 1982 and 2) from an annuity contract entered into after August 13, 1982, as first coming from earnings and then from your purchase payments. The withdrawn earnings are subject to tax as ordinary income.

Annuity payments occur as the result of the contract reaching its annuity start date. A portion of each annuity payment is treated as a partial return of your purchase payments and is not taxed. The remaining portion of the annuity payment is treated as ordinary income. The annuity payment is divided between these taxable and non-taxable portions based on the calculation of an exclusion amount. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the contract (adjusted for any period certain or refund feature) bears to the expected return under the contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Annuity payments received after you have recovered all of your purchase payments are fully taxable.

The Code also provides that any amount received (both annuity payments and withdrawals) under an annuity contract which is included in income may be subject to a tax penalty. The amount of the penalty is an additional tax equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

1)	paid on or after you reach age 59 1/2;

2)	paid to your beneficiary after you die;

3)	paid if you become totally disabled (as that term is defined in the Code);

4)	paid in a series of substantially equal periodic payments made annually (or more frequently) for your life or life expectancy or for the joint lives or joint life expectancies of you and your designated beneficiary;

5)	paid under an immediate annuity; or

6)	which come from purchase payments made before 8/14/1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% tax penalty), but for the exception, plus interest for the tax years in which the exception was used. The rules governing substantially equal periodic payments are complex. You should consult a tax adviser for more specific information.

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. This rule does not apply to immediate annuities.

Annuity contracts issued after April 22, 1987 that are transferred for less than full and adequate consideration (including gifts) are subject to tax to the extent of gain in the contract. This does not apply to transfers between spouses or certain transfers incident to a divorce under Code Section 1041.

Distributions After Death of Owner.  In order to be treated as an annuity contract for federal income tax purposes, Code Section 72(s) requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Code Section 72(s) requires that a) if any owner dies on or after the annuity start date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner’s death; and b) if any owner dies prior to the annuity start date, the entire interest in the contract will be distributed within five years after the date of such owner’s death. These requirements will be considered satisfied as to any portion of an owner’s interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner’s death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner. The non-qualified contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Taxation of Qualified Contracts.  If you have no cost basis for your interest in a qualified contract, the full amount of any distribution is taxable to you as ordinary income. If you do have a cost basis for all or some of your interest, a portion of the distribution is taxable, generally based on the ratio of your cost basis to your total contract value. Special tax rules may be available for certain distributions from a qualified plan.

Code Section 72(t) imposes a 10% penalty tax on the taxable portion of any distribution from tax-qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Pension and Profit Sharing Plans), 403 (Tax-Sheltered Annuities), 408 (IRAs), and 408A (Roth IRAs). Exceptions from the penalty tax are as follows:

1)	distributions made on or after you reach age 59 1/2;

2)	distributions made after your death;

3)	distributions made that are attributable to the employee being disabled as defined in the Code;

4)	after severance from employment, distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary (in applying this exception to distributions from IRAs, a severance of employment is not required);

5)	distributions made after severance from employment if you have reached age 55 (not applicable to distributions from IRAs);

6)	distributions made to you up to the amount allowable as a deduction to you under Code Section 213 for amounts you paid during the taxable year for medical care;

7)	distributions made on account of an IRS levy made on a tax-qualified retirement plan or IRA;

8)	distributions made to an alternate payee pursuant to a qualified domestic relations order (not applicable to distributions from IRAs);

9)	distributions from an IRA for the purchase of medical insurance (as described in Code Section 213(d)(1)(D)) for you and your spouse and dependents if you received unemployment compensation for at least 12 weeks and have not been re-employed for at least 60 days;

10)	certain qualified reservist distributions;

11)	distributions from an IRA to the extent they do not exceed your qualified higher education expenses (as defined in Code Section 72(t)(7)) for the taxable year; and

12)	distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Code Section 72(t)(8)).

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used. The IRS has indicated that a modification will occur if, after the first valuation date there is i) any addition to the account balance other than gains or losses, ii) any nontaxable transfer of a portion of the account balance to another retirement plan, or iii) a rollover by the taxpayer of the amount received resulting in such amount not being taxable. The rules governing substantially equal periodic payments are complex. You should consult a tax adviser or IRS Revenue Ruling 2002-62 for more specific information.

Tax-Sheltered Annuities Taxation and Withdrawal Restrictions.  Recently issued IRS regulations make significant changes to the requirements that must be met in order for a tax-sheltered annuity (TSA) plan to qualify under Code Section 403(b). Effective January 1, 2009, all TSA plans must have a written plan document which specifies the requirements that each contract must meet in order to be qualified under the plan. In addition, the document must provide a list of the providers and contracts that are permitted to be purchased by TSA plan participants under the plan. TSA plan participants should be aware that if a TSA plan removes the provider or specific contract type that the TSA plan participant owns from its approved list, the TSA plan participant may be restricted from making further salary reduction contributions into that contract. TSA plans also have the right to restrict the ability to take loans and hardship withdrawals from a TSA contract. Because a plan participant may own more than one TSA contract, before we process a transaction we may require the TSA plan to approve the transaction to ensure that rules regarding loans, hardships and distribution restrictions are met. TSA plan participants should contact their individual TSA plan to determine the specific rules that apply to them.

The IRS regulations also make significant changes to Revenue Ruling 90-24 exchanges or transfers. Under the regulations an exchange may only be done when the TSA plan allows TSA exchanges under its plan and the provider of the new TSA contract agrees to share information with the TSA plan to ensure that the requirements of the TSA plan are met. Given this restriction, before a TSA exchange is processed, the TSA plan is required to approve the transaction or provide a list of vendors for which it has an information sharing agreement (ISA). Additionally, because most of the regulations were not effective until 2009, there was great uncertainty about their application to contract exchanges that took place between September 24, 2007 and January 1, 2009. Because of this uncertainty, it is possible that an exchange that took place prior to January 1, 2009 caused a TSA plan participant to incur taxation on the value of the contract. However, it is also possible that such an exchange did not have adverse tax consequences. If a TSA plan participant exchanged a contract to a TSA contract with a provider that does not have an ISA with the TSA plan, the participant had until July 1, 2009 to avoid adverse tax consequences by exchanging the contract for a TSA contract with which the TSA plan does have an ISA.

The Code limits the withdrawal of purchase payments made by TSA plan participants through salary reductions from certain TSAs. Withdrawals of salary reduction amounts and their earnings can be made when a TSA plan participant:

1)	reaches age 59 1/2;

2)	has a severance from employment;

3)	dies;

4)	becomes disabled, as that term is defined in the Code; or

5)	the TSA plan terminates (starting 1/1/2009).

In the case of hardship, the TSA plan participant can only withdraw the purchase payments and not any earnings. The TSA plan participant is required to suspend salary reduction contributions to any other TSA contract for a six-month period following the date of hardship distribution.

TSA contract value as of December 31, 1988 and contract amounts attributable to service with a former employer are not subject to these restrictions. Additionally, return of excess contributions or amounts paid to a spouse as a result of a qualified domestic relations order are not subject to these restrictions.

TSA contracts issued January 1, 2009 and after are subject to distribution restrictions on employer contributions. These restrictions are determined by the TSA plan and can be based on criteria such as completing years of service or attaining a stated age.

Required Distributions.  For non-qualified contracts, the Code provides that a contract will not be treated as an annuity for federal tax purposes unless it contains specific distribution provisions to apply upon the contract owner’s death. Generally the rules provide that if the owner dies after payments have begun, the remaining interest in the contract will be distributed at least as rapidly as the method in effect at the owner’s death. If the owner dies before payments have begun, the remaining interest will be distributed within 5 years or over the life of the designated beneficiary. We will administer the contract in order to comply with these rules.

For qualified contracts, distributions generally must begin no later than April 1st of the calendar year following the later of a) the year in which you attain age 70 1/2 or b) the calendar year in which you retire. The date set forth in (b) does not apply to an IRA. Required distributions generally must be over a period not exceeding your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary. Upon your death, additional distribution requirements are imposed. If your death occurs after your required beginning date, distributions must be made at least as rapidly as under the method in effect at the time of your death. If your death occurs before your required beginning date, the remaining interest must be distributed within 5 years or over the life or life expectancy of the designated beneficiary. If required minimum distributions are not made, a 50% penalty tax is imposed on the amount that should have been distributed.

The Regulations under Code Section 401(a)(9) include a provision that could increase the dollar amount of required minimum distributions for individuals who fund their IRA or tax-qualified retirement plan with an annuity contract. During the accumulation phase of the annuity contract, Treasury Regulations Section 1.401(a)(9)-6, Q&A-12 requires that individuals add the actuarial present value of any additional benefits provided under the annuity (such as certain living or death benefits) to the dollar amount credited to the owner or beneficiary under the contract in order to determine the fair market value of the contract. A larger fair market value will result in the calculation of a higher required minimum distribution amount. You should consult a tax adviser to determine how this may impact your specific circumstances.

On December 23, 2008, President Bush signed the Worker, Retiree, and Employer Recovery Act of 2008. This new legislation allows many qualified plan participants, IRA owners, and beneficiaries under these plans the option to suspend or not take their 2009 required minimum distribution (RMD). The RMD relief does not apply to defined benefit plans and IRAs funded with immediate annuities. Additionally the relief does not apply to RMDs for the 2008 tax year. If 2008 is the first year of your minimum distribution and you delayed taking one until April 1, 2009, you are still required to receive that RMD amount. The RMD relief also does not apply to the 2010 tax year. If 2009 is the first year of your minimum distribution a distribution does not need to be taken by April 1, 2010 but a RMD is required to be taken for 2010 by December 31, 2010.

Since the suspension of RMD payments in 2009 is optional, we will continue all active systematic RMD programs unless otherwise requested by the owner or financial professional.

RMD distributions for 2009 that have already been received may be eligible to be rolled over to another eligible retirement plan including an IRA. However, distributions from a qualified plan that are no longer RMD payments based on the new legislation may not be eligible to be rolled over if they are part of a series of substantially equal periodic payments for life or for a specific period of ten or more years. Additionally IRA owners are only allowed one rollover per year and it must be accomplished within 60 days of receiving the eligible rollover payment.

Section 1035 Tax Free Exchanges.  Code Section 1035 provides that a life insurance, endowment, or annuity contract may be exchanged for an annuity contract on a tax free basis. When this type of exchange occurs, the gain in the original contract is preserved in the new contract by transferring the cost basis under the original contract to the new contract. The IRS has provided guidance that the partial exchange of an annuity contract for another annuity contract will be tax free if no distribution is taken from either contract for a period of one year after the exchange. According to the guidance, if a distribution takes place from one of the contracts within the one year timeframe the original exchange will be treated as a failed 1035 exchange and the amount transferred will be treated as a taxable distribution. Several exceptions are provided that would allow a distribution within the one year timeframe and still allow the original exchange to be treated as a good 1035 exchange. These include becoming disabled or turning age 59 1/2 between the time of the exchange and the distribution. You should consult a tax adviser before entering into any 1035 exchange.

Beginning January 1, 2010, the Pension Protection Act of 2006 permits the exchange of an annuity contract for a qualified long-term care contract to qualify as a tax free 1035 exchange. However, if an annuity contract has entered the income phase, there is uncertainty and a lack of guidance regarding whether the exchange can qualify. Therefore, if an annuity contract has entered the income phase and the contract or the resulting payments are exchanged for a qualified long-term care contract, we will not treat that as a tax free 1035 exchange.

Income Tax Reporting and Withholding.  Federal law requires that we file an information return on Form 1099-R with the IRS (with a copy to you) reporting any taxable amounts paid to you under the annuity contract. By January 31st of the calendar year following the year of any payment(s), we will issue the Form 1099-R to the owner of the annuity contract. Following the death of the owner the Form 1099-R will be sent to each beneficiary who receives a payment under the contract.

The portion of any distribution that is includible in the gross income of the owner is subject to federal income tax withholding. The amount of the withholding depends on the type of distribution. Withholding for periodic payments is at the same rate as wages and at the rate of 10% from non-periodic payments. However, the owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate (but not lower).

Distributions from certain retirement plans, excluding IRAs, that are not directly rolled over to another eligible retirement plan or IRA, are subject to a mandatory 20% withholding. The 20% withholding requirement generally does not apply to a) a series of substantially equal payments made at least annually for i) the life or life expectancy of the owner, or joint and last survivor expectancy of the owner and a designated beneficiary, or ii) for a specified period of 10 years or more, or b) distributions which are required minimum distributions. You should consult a tax adviser regarding withholding requirements.

Non-Resident Aliens.  Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal tax withholding at a rate of 30% of the amount of income that is distributed. A non-resident alien is a person who is neither a citizen, nor a resident, of the United States of America (U.S.). We are required to withhold the tax and send it to the IRS. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must claim the treaty benefit on Form W-8BEN, providing us with 1) proof of residency (in accordance with IRS requirements), and 2) a U.S. individual taxpayer identification number. If the non-resident alien does not meet the above conditions, we will withhold 30% of the income from the distribution.

Same-Sex Marriage.  Certain states treat individuals in a same-sex marriage, civil union or domestic partnership as spouses for purposes of state law. However, current federal income tax law only recognizes spouses if they are married individuals of the opposite sex. Consequently, certain transactions such as a change of ownership or continuation of the contract after death will be reported as taxable if the individuals involved in the transaction are of the same sex, despite their treatment as spouses under state law. You should consult a tax adviser to determine proper federal and state tax treatment of any of the transactions described above.

Non-Natural Owner.  When a non-qualified contract is owned by a non-natural person (e.g., a corporation, limited liability company, partnership or certain other entities) the contract will generally not be treated as an annuity for tax purposes. This treatment is not generally applied to a contract held by a trust or other entity as an agent for a natural person. This treatment also does not apply to a contract that qualifies as an immediate annuity. Before purchasing a contract to be owned by a non-natural person or changing ownership on an existing contract that will result in it being owned by a non-natural person, you should consult a tax adviser to determine the tax impact.

State versus Federal Tax.  On June 7, 2001, President Bush signed into law the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA). Some of EGTRRA’s provisions include increased contribution limits for tax-qualified retirement plans, catch-up contribution limits for eligible participants and enhanced rollover opportunities. It is important to note that some states do not automatically conform their state income tax codes to reflect changes to the federal income tax code. Consequently, these states will not follow the provisions enacted by EGTRRA until they conform their income tax codes to the federal code. This nonconformity may result in state income tax consequences to participants of qualified retirement arrangements. Accordingly, participants of qualified retirement arrangements should consult a tax adviser to determine whether any adverse state income tax consequences would result from their compliance with EGTRRA’s provisions.

Other Information

Distribution

The contracts are sold by both registered representatives of MML Investors Services, Inc. (MMLISI), a subsidiary of MassMutual, and by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors, LLC (MML Distributors), a subsidiary of MassMutual. Pursuant to separate underwriting agreements with MassMutual and the separate account, MMLISI serves as principal underwriter of the contracts sold by its registered representatives and MML Distributors serves as principal underwriter of the contracts sold by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors.

Both MMLISI and MML Distributors are registered with the Securities and Exchange Commission as broker-dealers under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (FINRA). Commissions for sales of the contract by MMLISI registered representatives are paid on behalf of MMLISI to its registered representatives. Commissions for sales of the contract by registered representatives of other broker-dealers are paid on behalf of MML Distributors to those broker-dealers. MMLISI and MML Distributors also receive compensation for their actions as principal underwriters of the contracts.

Additional Compensation Paid to MMLISI.  Most MMLISI registered representatives are also MassMutual insurance agents, and as such, are eligible for certain cash and non-cash benefits from MassMutual. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency. Non-cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips. Sales of this contract may help these registered representatives and their supervisors qualify for such benefits.

Additional Compensation Paid to Certain Broker-Dealers.  We and MML Distributors make additional commission payments to certain broker-dealers in the form of asset-based payments and sales-based payments. We also make cash payments and non-cash payments to certain broker-dealers. The asset-based and sales-based payments are made to participate in those broker-dealers’ preferred provider programs or marketing support programs, or to otherwise promote this contract. Asset-based payments are based on the value of the assets in the MassMutual contracts sold by that broker-dealer. Sales-based payments are paid on each sale of the contract and each subsequent purchase payment applied to the contract. Cash payments are made to attend sales conferences and educational seminars sponsored by certain broker-dealers. Non-cash payments include various promotional items. The total compensation paid for the sale of this contract, including commissions and cash payments, may range up to 8.0% of purchase payments made to a contract and/or 1.50% of contract value annually. For a list of the broker-dealers to whom we currently pay additional compensation for selling this contract, visit www.massmutual.com/legal/compagreements or call our Service Center at the number shown on page 1 of this prospectus.

The additional compensation arrangements described in the preceding paragraphs are not offered to all broker-dealers and the terms of such arrangements may differ among broker-dealers. Some broker-dealers may receive two or more of these payments. Such payments may give us greater access to the registered representatives of the broker-dealers that receive such compensation or may influence the way that a broker-dealer markets the contract. Any such compensation will be paid by MML Distributors or us and will not result in any additional direct charge to you.

The additional compensation arrangements may provide a registered representative with an incentive to sell this contract over other available variable annuity contracts whose issuers do not provide such compensation or who provide lower levels of such compensation. You may want to take these compensation arrangements into account when evaluating any recommendations regarding this contract. You may contact your broker-dealer or registered representative to find out more information about the compensation they may receive in connection with your purchase of a contract.

We intend to recoup a portion of the cash and non-cash compensation payments that we make through the assessment of certain charges described in this prospectus, including the contingent deferred sales charge. We may also use some of the 12b-1 distribution fee payments and other payments that we receive from certain funds to help us make these cash and non-cash payments.

Special Arrangements

For certain group or sponsored arrangements there may be expense savings that could be passed on to the customer because our cost for sales, administration, and mortality generally vary with the size of the customer. We will consider factors such as the size of the group, the nature of the sale, the expected purchase payment volume, and other factors we consider significant in determining whether to reduce charges. Subject to applicable state laws and regulations, we reserve the right to reduce the mortality and expense risk charge, the administrative charge, the annual contract maintenance charge or any other charge that is appropriate to reflect any expense savings. We will make any reductions according to our rules in effect when an application for a contract is approved. We may change these rules from time to time. Any reduction in charges will reflect differences in costs or services, and will not be unfairly discriminatory.

We reserve the right to modify or terminate this arrangement.

Electronic Transmission of Application Information

Upon agreement with a limited number of broker-dealers and in certain conditions, we will accept electronic data transmissions of application information. Contact our Service Center for more information.

Assignment

In certain states, you cannot assign the contract without our approval. We will refuse or accept any request to assign this contract on a non-discriminatory basis. Please refer to your contract.

We must receive written notice of the assignment for any assignment we allow to be binding on us. We will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. You may be subject to tax consequences if you assign your contract.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract. If you assign your contract, your rights may only be exercised with the consent of the assignee of record.

Voting Rights

We are the legal owner of the fund shares. However, when a fund solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other owners, instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares, for which we have not received voting instructions, in proportion to those instructions. This will also include any shares that we own on our own behalf. This may result in a small number of contract owners controlling the outcome of the vote. If we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

During the accumulation phase of your contract and while the annuitant is living, we determine the number of shares you may vote by dividing your contract value in each fund, if any, by $100. Fractional shares are counted. During the income phase or after the annuitant dies, we determine the number of shares you may vote based on our liability for future variable monthly annuity payments.

Changes to the Contract

We reserve the right to amend the contract to meet the requirements of applicable federal or state laws or regulations, or as otherwise provided in the contract. We will notify you by written notice of such amendments.

Suspension of Payments or Transfers

We may be required to suspend or postpone payments for withdrawals or transfers from the funds for any period when:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings); or

•	trading on the New York Stock Exchange is restricted;

•	an emergency exists as a result of which disposal of shares of the funds is not reasonably practicable or we cannot reasonably value the shares of the funds;

•	during any other period when the Securities and Exchange Commission, by order, so permits for your protection.

We reserve the right to defer payment for a withdrawal from The Fixed Account for the period permitted by law but not for more than six months.

Termination of Contract

We will terminate your contract upon the occurrence of any of the following events: 1) the date of the last annuity payment; 2) the date payment is made of the entire contract value; 3) the date of the last payment upon death to the last beneficiary; or 4) the date your contract is returned under the right to examine contract provision. In addition, in most states we reserve the right to terminate your contract if no purchase payment has been made for at least two consecutive years measured from the date we received the last purchase payment; and each of the following amounts is less than $2,000 on the date we send notice of our election to terminate your contract: your contract value less any premium tax deducted; your contract withdrawal value; and the sum of all purchase payments made into your contract adjusted for any partial withdrawals.

Anti-Money Laundering

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a contract owner’s ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

Legal Proceedings

Massachusetts Mutual Life Insurance Company (MassMutual) is involved in litigation arising in and out of the normal course of business, which seeks both compensatory and punitive damages. While MassMutual is not aware of any actions or allegations that should reasonably give rise to a material adverse impact to MassMutual’s financial position or liquidity, the outcome of litigation cannot be foreseen with certainty. It is the opinion of management that the ultimate resolution of these matters will not materially impact MassMutual’s financial position or liquidity. However, the outcome of a particular proceeding may be material to MassMutual’s operating results for a particular period depending upon, among other factors, the size of the loss or liability and the level of MassMutual’s income for the period.

In May 2009, MassMutual was named as a defendant in a private action related to certain losses in a Bank Owned Life Insurance (BOLI) contract issued by MassMutual. The plaintiff alleges, among other things, fraud, breach of contract and breach of fiduciary duty claims against MassMutual and seeks to recover losses arising from investments under the BOLI contract. MassMutual believes it has substantial defenses in this action. However, it is premature to render any opinion as to the likely extent of outcomes unfavorable to MassMutual or as to the aggregate amount or range of potential losses. No loss contingency has been recorded as of December 31, 2009.

Since December 2008, MassMutual and MassMutual Holding LLC (MMHLLC) have been named as defendants in a number of putative class action and individual lawsuits filed by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff (Madoff) through his company, Bernard L. Madoff Investment Securities, LLC (BLMIS). The plaintiffs allege a variety of state law and federal securities claims against MassMutual and/or MMHLLC seeking to recover losses arising from their investments in several funds managed by Tremont Group Holdings, Inc. (Tremont) or Tremont Partners, Inc., including Rye Select Broad Market Prime Fund, L.P., Rye Select Broad Market Fund, L.P., American Masters Broad Market Prime Fund, L.P., American Masters Market Neutral Fund, L.P. and/or Tremont Market Neutral Fund, L.P. Tremont and its subsidiary, Tremont Partners, Inc., are indirect subsidiaries of MMHLLC. MassMutual and MMHLLC believe they have substantial defenses and will vigorously defend themselves in these actions. MassMutual and MMHLLC believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. As of December 31, 2008, MassMutual had no investments in Madoff-managed strategies to which any value has been ascribed. Therefore, no loss contingency has been recorded as of December 31, 2009.

In 2009, the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS notified Tremont that the bankruptcy estate of BLMIS has purported preference and fraudulent transfer claims against Tremont’s Rye Select Broad Market funds and certain Tremont affiliates to recover redemption payments received from BLMIS by certain of those Rye Select funds in 2008. Certain of the Rye Select funds, in turn, have notified the Trustee of substantial claims by them against BLMIS. Tremont and the Trustee have been attempting to reach a mutually acceptable settlement of his claims against the funds. There is no guarantee that Tremont will be successful in negotiating such settlement.

MassMutual, together with numerous other defendants, was named in an adversary proceeding in the Enron bankruptcy. In 2008, this matter was resolved between the parties with no additional adverse impact to MassMutual.

In 2005, MassMutual received final approval of a nationwide class action settlement involving alleged insurance sales practices claims. In 2006, all appeals to this settlement were resolved. The settlement class included all policyholders, with certain limited exceptions, who have or had an ownership interest in permanent life policies, term life policies or disability income policies issued between January 1, 1983 and December 31, 2003. Through December 31, 2009, MassMutual had paid $243 million resulting from this settlement.

MassMutual is subject to governmental and administrative proceedings and regulatory inquiries, examinations and investigations in the ordinary course of its business. In connection with regulatory inquiries, examinations and investigations, MassMutual has been contacted by various regulatory agencies including among others, the Securities and Exchange Commission, U.S. Department of Labor, and various state insurance departments and state attorneys general. MassMutual has cooperated fully with these regulatory agencies with regard to their inquiries, examinations and investigations and has responded to information requests and comments.

Recent market volatility in the financial services industry has contributed to increased scrutiny of the entire financial services industry. Therefore, MassMutual believes that it is reasonable to expect that proceedings, regulatory inquiries, examinations and investigations into the insurance and financial services industries will continue for the foreseeable future and may result in new industry-wide legislation, rules, and regulations that could significantly affect the insurance and financial services industries as a whole. It is the opinion of management that the ultimate resolution of these regulatory inquiries, examinations and investigations will not materially impact MassMutual’s financial position or liquidity. The outcome of a particular matter may be material to MassMutual’s operating results for a particular period depending upon, among other factors, the financial impact of the matter and the level of MassMutual’s income for the period.

Financial Statements

We have included our company statutory financial statements and those of the separate account in the Statement of Additional Information.

Additional Information

For further information about the contract, you may obtain a Statement of Additional Information. You can call the telephone number indicated on the cover page or you can write to us. For your convenience we have included a form for that purpose.

The Table of Contents of this statement is as follows:

1)	Company

2)	Custodian

3)	Assignment of Contract

4)	Distribution

5)	Purchase of Securities Being Offered

6)	Accumulation Units and Unit Value

7)	Transfers During the Income Phase

8)	Payment of Death Benefit

9)	Annuity Payments

10)	Federal Tax Matters

11)	Experts

12)	Financial Statements

[THIS PAGE INTENTIONALLY LEFT BLANK]

To:	MassMutual Financial Group

Document Management Services – Annuities W360

P.O. Box 9067

Springfield, MA 01102-9067

Please send me the Statement of Additional Information for MassMutual EvolutionSM (AN2515SAI).

Name

Address

City	State	Zip

Telephone

[THIS PAGE INTENTIONALLY LEFT BLANK]

Appendix A

Condensed Financial Information

The following schedules include accumulation unit values for the periods indicated. We have extracted this data from the separate account’s audited financial statements. You should read this information in conjunction with the separate account’s audited financial statements and related notes that are included in the Statement of Additional Information.

Accumulation Unit Values

Pre-2008 Version Contracts with Separate Account Charges of 1.55%

Sub-Account	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Value at Inception Date
AIM V.I. Financial Services (Series I)(k)	$4.59	$3.66	$9.16	$11.96	$10.44	$10.02	$10.00	(a)
AIM V.I. Global Health Care (Series I)(l)	10.73	8.53	12.14	11.02	10.65	10.01	10.00	(a)
AIM V.I. Technology (Series I)(m)	9.75	6.29	11.51	10.86	9.99	9.94	10.00	(a)
Calvert Social Balanced	—	—	—	—	10.76	10.35	10.00	(a)
Fidelity VIP Contrafund (Initial Class)	12.06	9.02	15.94	13.77	12.53	10.89	10.00	(a)
ING Clarion Global Real Estate	9.28	7.07	10.05	12.21	—	—	10.00	(b)
Janus Aspen Balanced	—	—	—	—	11.07	10.45	10.00	(a)
MFS Investors Trust	—	—	—	—	11.22	10.63	10.00	(a)
MFS New Discovery	—	—	—	—	10.23	9.88	10.00	(a)
MML Aggressive Allocation (Initial Class)	8.95	6.78	—	—	—	—	10.00	(d)
MML AllianceBernstein Small/Mid Cap Value (Initial Class)	10.01	7.13	11.74	14.60	12.38	11.57	10.00	(a)
MML American Century Income & Growth (Initial Class)	9.18	7.90	12.30	12.59	10.92	10.61	10.00	(a)
MML American Century Mid Cap Value (Initial Class)	11.70	9.12	12.27	12.76	11.10	10.74	10.00	(a)
MML American Funds Core Allocation	9.63	7.85	—	—	—	—	10.00	(e)
MML American Funds Growth	9.15	6.69	—	—	—	—	10.00	(e)
MML American Funds International	10.20	7.26	—	—	—	—	10.00	(e)
MML Babson Blend (Initial Class)	11.06	9.32	12.24	11.74	10.68	10.37	10.00	(a)
MML Babson Enhanced Index Core Equity (Initial Class)	9.62	7.88	12.76	12.41	10.86	10.46	10.00	(a)
MML Babson Inflation-Protected and Income (Initial Class)	11.03	10.07	10.70	10.11	10.17	10.18	10.00	(a)
MML Babson Managed Bond (Initial Class)	12.03	11.08	10.99	10.43	10.18	10.11	10.00	(a)
MML Balanced Allocation (Initial Class)	9.47	7.78	—	—	—	—	10.00	(d)
MML Baring China (Service Class I)	13.25	7.91	—	—	—	—	10.00	(e)
MML Baring Strategic Emerging Markets (Service Class I)	12.18	6.91	—	—	—	—	10.00	(e)
MML Capital Guardian Asset Allocation (Initial Class)	9.71	8.43	12.28	12.34	11.07	10.31	10.00	(a)
MML Capital Guardian Growth & Income (Initial Class)	8.54	6.79	11.52	11.74	10.84	10.41	10.00	(a)
MML Conservative Allocation (Initial Class)	9.78	8.20	—	—	—	—	10.00	(d)
MML Davis Large Cap Value (Initial Class)	9.92	7.71	12.90	12.57	11.18	10.40	10.00	(a)
MML Emerging Growth (Initial Class)	8.03	7.27	12.72	10.97	10.59	10.66	10.00	(a)
MML Equity Index (Class I)	9.69	7.80	12.63	12.20	10.75	10.46	10.00	(a)
MML Growth Allocation (Initial Class)	9.11	7.14	—	—	—	—	10.00	(d)
MML Legg Mason Concentrated Growth (Class I)	8.03	5.72	14.48	12.78	12.29	11.10	10.00	(a)
MML MFS® Global (Class I)	8.28	6.37	11.49	11.27	10.21	9.83	10.00	(a)
MML Moderate Allocation (Initial Class)	9.40	7.58	—	—	—	—	10.00	(d)
MML Money Market	9.89	10.04	—	—	—	—	10.00	(d)

Sub-Account	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Value at Inception Date
MML NASDAQ-100® (Initial Class)	$11.40	$7.53	$13.14	$11.24	$10.70	$10.74	$10.00	(a)
MML Oppenheimer Small Cap Equity (Initial Class)	9.33	6.94	11.41	11.73	10.79	10.99	10.00	(a)
MML Oppenheimer Small Company Opportunities (Initial Class)(g)	6.83	7.52	12.64	13.82	12.17	11.15	10.00	(a)
MML Oppenheimer/Bernstein Equity (Initial Class)(n)	9.79	7.60	13.22	12.91	11.12	10.96	10.00	(a)
MML Rainier Large Cap Growth (Initial Class)	8.78	6.76	11.61	10.38	10.06	9.68	10.00	(a)
MML Small Cap Index (Initial Class)	10.28	8.37	12.38	12.65	11.16	10.88	10.00	(a)
MML T. Rowe Price Blue Chip Growth (Initial Class)	10.19	7.27	12.83	11.57	10.74	10.30	10.00	(a)
MML T. Rowe Price Equity Income (Initial Class)	10.24	8.31	13.14	12.94	11.05	10.81	10.00	(a)
MML T. Rowe Price Growth Equity (Initial Class)(h)	6.42	5.89	10.44	10.16	10.13	9.91	10.00	(a)
MML T. Rowe Price Mid Cap Growth (Initial Class)	9.67	6.76	11.48	9.97	—	—	10.00	(b)
MML T. Rowe Price Small Company Value (Service Class I)	12.87	—	—	—	—	—	10.00	(j)
MML Templeton Foreign (Initial Class)	11.97	9.41	16.21	14.51	11.94	11.02	10.00	(a)
MML W&R/Wellington Small Cap Growth Equity (Initial Class)	11.22	8.23	13.60	12.60	11.74	10.70	10.00	(a)
Oppenheimer Balanced (Non-Service)(i)	8.01	6.68	12.00	11.74	10.73	10.50	10.00	(a)
Oppenheimer Capital Appreciation (Non-Service)	9.62	6.76	12.61	11.22	10.56	10.21	10.00	(a)
Oppenheimer Global Securities (Non-Service)	12.25	8.90	15.11	14.44	12.47	11.09	10.00	(a)
Oppenheimer High Income (Non-Service)(i)	2.93	2.38	11.32	11.51	10.69	10.62	10.00	(a)
Oppenheimer International Growth (Non-Service)	13.68	9.98	17.66	15.93	12.38	11.03	10.00	(a)
Oppenheimer Main Street (Non-Service)	9.59	7.59	12.53	12.19	10.77	10.33	10.00	(a)
Oppenheimer MidCap (Non-Service)(o)	8.56	6.56	13.08	12.49	12.33	11.16	10.00	(a)
Oppenheimer Money (Non-Service)(c)	10.72	10.85	10.72	10.37	10.07	9.95	10.00	(a)
Oppenheimer Strategic Bond (Non-Service)(p)	12.10	10.34	12.24	11.34	10.72	10.61	10.00	(a)
PIMCO CommodityRealReturn Strategy	8.78	6.29	11.39	9.39	—	—	10.00	(b)
Scudder VIT EAFE Equity Index	—	—	—	—	—	11.26	10.00	(a)

Accumulation Unit Values

Pre-2008 Version Contracts with Separate Account Charges of 1.95% (includes 0.40% for GMAB)

Sub-Account	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Value at Inception Date
AIM V.I. Financial Services (Series I)(k)	$4.48	$3.59	$9.02	$11.83	$10.37	$9.99	$10.00	(a)
AIM V.I. Global Health Care (Series I)(l)	10.48	8.37	11.95	10.90	10.57	9.97	10.00	(a)
AIM V.I. Technology (Series I)(m)	9.52	6.17	11.34	10.73	9.91	9.90	10.00	(a)
Calvert Social Balanced	—	—	—	—	10.68	10.32	10.00	(a)
Fidelity VIP Contrafund (Initial Class)	11.78	8.85	15.70	13.62	12.44	10.85	10.00	(a)
ING Clarion Global Real Estate	9.15	6.99	9.99	12.17	—	—	10.00	(b)
Janus Aspen Balanced	—	—	—	—	10.99	10.42	10.00	(a)
MFS Investors Trust	—	—	—	—	11.14	10.60	10.00	(a)
MFS New Discovery	—	—	—	—	10.15	9.84	10.00	(a)
MML Aggressive Allocation (Initial Class)	8.88	6.75	—	—	—	—	10.00	(d)
MML AllianceBernstein Small/Mid Cap Value (Initial Class)	9.78	6.99	11.56	14.43	12.29	11.53	10.00	(a)
MML American Century Income & Growth (Initial Class)	8.97	7.75	12.11	12.44	10.84	10.58	10.00	(a)

Sub-Account	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Value at Inception Date
MML American Century Mid Cap Value (Initial Class)	$11.43	$8.95	$12.09	$12.62	$11.02	$10.70	$10.00	(a)
MML American Funds Core Allocation	9.58	7.84	—	—	—	—	10.00	(e)
MML American Funds Growth	9.10	6.68	—	—	—	—	10.00	(e)
MML American Funds International	10.15	7.26	—	—	—	—	10.00	(e)
MML Babson Blend (Initial Class)	10.80	9.14	12.06	11.61	10.60	10.34	10.00	(a)
MML Babson Enhanced Index Core Equity (Initial Class)	9.40	7.73	12.57	12.27	10.78	10.43	10.00	(a)
MML Babson Inflation-Protected and Income (Initial Class)	10.77	9.88	10.53	9.99	10.10	10.14	10.00	(a)
MML Babson Managed Bond (Initial Class)	11.75	10.87	10.83	10.31	10.10	10.07	10.00	(a)
MML Balanced Allocation (Initial Class)	9.39	7.75	—	—	—	—	10.00	(d)
MML Baring China (Service Class I)	13.18	7.90	—	—	—	—	10.00	(e)
MML Baring Strategic Emerging Markets (Service Class I)	12.12	6.90	—	—	—	—	10.00	(e)
MML Capital Guardian Asset Allocation (Initial Class)	9.49	8.27	12.10	12.20	10.99	10.28	10.00	(a)
MML Capital Guardian Growth & Income (Initial Class)	8.34	6.66	11.34	11.60	10.76	10.37	10.00	(a)
MML Conservative Allocation (Initial Class)	9.70	8.17	—	—	—	—	10.00	(d)
MML Davis Large Cap Value (Initial Class)	9.69	7.56	12.71	12.43	11.10	10.37	10.00	(a)
MML Emerging Growth (Initial Class)	7.85	7.14	12.53	10.85	10.51	10.62	10.00	(a)
MML Equity Index (Class I)	9.46	7.65	12.43	12.06	10.67	10.42	10.00	(a)
MML Growth Allocation (Initial Class)	9.04	7.12	—	—	—	—	10.00	(d)
MML Legg Mason Concentrated Growth (Class I)	7.85	5.61	14.26	12.64	12.20	11.06	10.00	(a)
MML MFS® Global (Class I)	8.09	6.25	11.32	11.14	10.13	9.80	10.00	(a)
MML Moderate Allocation (Initial Class)	9.32	7.55	—	—	—	—	10.00	(d)
MML Money Market	9.82	10.00	—	—	—	—	10.00	(d)
MML NASDAQ-100® (Initial Class)	11.14	7.38	12.94	11.11	10.62	10.70	10.00	(a)
MML Oppenheimer Small Cap Equity (Initial Class)	9.11	6.81	11.24	11.60	10.71	10.95	10.00	(a)
MML Oppenheimer Small Company Opportunities (Initial Class)(g)	6.69	7.37	12.45	13.67	12.08	11.11	10.00	(a)
MML Oppenheimer/Bernstein Equity (Initial Class)(n)	9.56	7.46	13.02	12.76	11.04	10.92	10.00	(a)
MML Rainier Large Cap Growth (Initial Class)	8.57	6.64	11.43	10.27	9.99	9.65	10.00	(a)
MML Small Cap Index (Initial Class)	10.04	8.21	12.19	12.50	11.07	10.84	10.00	(a)
MML T. Rowe Price Blue Chip Growth (Initial Class)	9.95	7.13	12.63	11.44	10.66	10.27	10.00	(a)
MML T. Rowe Price Equity Income (Initial Class)	10.00	8.15	12.94	12.80	10.97	10.77	10.00	(a)
MML T. Rowe Price Growth Equity (Initial Class)(h)	6.29	5.77	10.28	10.04	10.05	9.88	10.00	(a)
MML T. Rowe Price Mid Cap Growth (Initial Class)	9.53	6.69	11.40	9.95	—	—	10.00	(b)
MML T. Rowe Price Small Company Value (Service Class I)	12.83	—	—	—	—	—	10.00	(j)
MML Templeton Foreign (Initial Class)	11.70	9.22	15.96	14.35	11.85	10.98	10.00	(a)
MML W&R/Wellington Small Cap Growth Equity (Initial Class)	10.96	8.07	13.39	12.46	11.65	10.66	10.00	(a)
Oppenheimer Balanced (Non-Service)(i)	7.83	6.55	11.81	11.61	10.66	10.47	10.00	(a)
Oppenheimer Capital Appreciation (Non-Service)	9.40	6.63	12.41	11.09	10.48	10.18	10.00	(a)
Oppenheimer Global Securities (Non-Service)	11.96	8.73	14.88	14.27	12.37	11.05	10.00	(a)
Oppenheimer High Income (Non-Service)(i)	2.87	2.33	11.15	11.38	10.61	10.59	10.00	(a)
Oppenheimer International Growth (Non-Service)	13.36	9.78	17.39	15.75	12.29	11.00	10.00	(a)
Oppenheimer Main Street (Non-Service)	9.37	7.44	12.34	12.05	10.69	10.29	10.00	(a)

Sub-Account	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Value at Inception Date
Oppenheimer MidCap (Non-Service)(o)	$8.37	$6.43	$12.88	$12.35	$12.24	$11.12	$10.00	(a)
Oppenheimer Money (Non-Service)(c)	10.47	10.64	10.56	10.26	9.99	9.92	10.00	(a)
Oppenheimer Strategic Bond (Non-Service)(p)	11.82	10.14	12.06	11.21	10.64	10.58	10.00	(a)
PIMCO CommodityRealReturn Strategy	8.65	6.23	11.31	9.37	N/A	N/A	10.00	(b)
Scudder VIT EAFE Equity Index	—	—	—	—	—	11.23	10.00	(a)

Accumulation Unit Values

Pre-2008 Version Contracts with Separate Account Charges of 2.05% (includes 0.50% for GMAB)

Sub-Account	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Value at Inception Date
AIM V.I. Financial Services (Series I)(k)	$4.47	$3.58	$9.01	$11.83	$10.00	(a)
AIM V.I. Global Health Care (Series I)(l)	10.44	8.35	11.94	10.90	10.00	(a)
AIM V.I. Technology (Series I)(m)	9.49	6.15	11.32	10.73	10.00	(a)
Calvert Social Balanced	—	—	—	—	10.00	(a)
Fidelity VIP Contrafund (Initial Class)	11.74	8.83	15.68	13.61	10.00	(a)
ING Clarion Global Real Estate	9.12	6.98	9.97	12.17	10.00	(b)
Janus Aspen Balanced	—	—	—	—	10.00	(a)
MFS Investors Trust	—	—	—	—	10.00	(a)
MFS New Discovery	—	—	—	—	10.00	(a)
MML Aggressive Allocation (Initial Class)	8.86	6.75	—	—	10.00	(d)
MML AllianceBernstein Small/Mid Cap Value (Initial Class)	9.75	6.97	11.54	14.43	10.00	(a)
MML American Century Income & Growth (Initial Class)	8.94	7.73	12.09	12.44	10.00	(a)
MML American Century Mid Cap Value (Initial Class)	11.40	8.93	12.07	12.61	10.00	(a)
MML American Funds Core Allocation	9.57	7.84	—	—	10.00	(e)
MML American Funds Growth	9.09	6.68	—	—	10.00	(e)
MML American Funds International	10.13	7.25	—	—	10.00	(e)
MML Babson Blend (Initial Class)	10.77	9.12	12.04	11.61	10.00	(a)
MML Babson Enhanced Index Core Equity (Initial Class)	9.37	7.71	12.55	12.27	10.00	(a)
MML Babson Inflation-Protected and Income (Initial Class)	10.74	9.86	10.52	9.99	10.00	(a)
MML Babson Managed Bond (Initial Class)	11.71	10.84	10.81	10.30	10.00	(a)
MML Balanced Allocation (Initial Class)	9.37	7.75	—	—	10.00	(d)
MML Baring China (Service Class I)	13.16	7.90	—	—	10.00	(e)
MML Baring Strategic Emerging Markets (Service Class I)	12.10	6.90	—	—	10.00	(e)
MML Capital Guardian Asset Allocation (Initial Class)	9.45	8.25	12.08	12.19	10.00	(a)
MML Capital Guardian Growth & Income (Initial Class)	8.31	6.65	11.33	11.60	10.00	(a)
MML Conservative Allocation (Initial Class)	9.68	8.16	—	—	10.00	(d)
MML Davis Large Cap Value (Initial Class)	9.66	7.55	12.69	12.43	10.00	(a)
MML Emerging Growth (Initial Class)	7.82	7.12	12.51	10.84	10.00	(a)

Sub-Account	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Value at Inception Date
MML Equity Index (Class I)	$9.43	$7.63	$12.42	$12.06	$10.00	(a)
MML Growth Allocation (Initial Class)	9.03	7.11	—	—	10.00	(d)
MML Legg Mason Concentrated Growth (Class I)	7.82	5.60	14.24	12.64	10.00	(a)
MML MFS® Global (Class I)	8.06	6.23	11.30	11.14	10.00	(a)
MML Moderate Allocation (Initial Class)	9.31	9.99	—	—	10.00	(d)
MML Money Market	9.80	7.37	—	—	10.00	(d)
MML NASDAQ-100® (Initial Class)	11.10	7.54	12.92	11.11	10.00	(a)
MML Oppenheimer Small Cap Equity (Initial Class)	9.08	6.79	11.22	11.59	10.00	(a)
MML Oppenheimer Small Company Opportunities (Initial Class)(g)	6.67	7.36	12.43	13.66	10.00	(a)
MML Oppenheimer/Bernstein Equity (Initial Class)(n)	9.53	7.44	13.00	12.76	10.00	(a)
MML Rainier Large Cap Growth (Initial Class)	8.54	6.62	11.42	10.26	10.00	(a)
MML Small Cap Index (Initial Class)	10.01	8.19	12.18	12.50	10.00	(a)
MML T. Rowe Price Blue Chip Growth (Initial Class)	9.92	7.11	12.62	11.43	10.00	(a)
MML T. Rowe Price Equity Income (Initial Class)	9.97	8.13	12.92	12.79	10.00	(a)
MML T. Rowe Price Growth Equity (Initial Class)(h)	6.27	5.76	10.26	10.04	10.00	(a)
MML T. Rowe Price Mid Cap Growth (Initial Class)	9.50	6.67	11.39	9.94	10.00	(b)
MML T. Rowe Price Small Company Value (Service Class I)	12.83	—	—	—	10.00	(j)
MML Templeton Foreign (Initial Class)	11.66	9.20	15.94	14.34	10.00	(a)
MML W&R/Wellington Small Cap Growth Equity (Initial Class)	10.92	8.05	13.38	12.46	10.00	(a)
Oppenheimer Balanced (Non-Service)(i)	7.80	6.53	11.80	11.60	10.00	(a)
Oppenheimer Capital Appreciation (Non-Service)	9.37	6.62	12.40	11.09	10.00	(a)
Oppenheimer Global Securities (Non-Service)	11.92	8.71	14.86	14.27	10.00	(a)
Oppenheimer High Income (Non-Service)(i)	2.86	2.33	11.14	11.38	10.00	(a)
Oppenheimer International Growth (Non-Service)	13.32	9.76	17.37	15.75	10.00	(a)
Oppenheimer Main Street (Non-Service)	9.34	7.43	12.32	12.05	10.00	(a)
Oppenheimer MidCap (Non-Service)(o)	8.34	6.42	12.86	12.35	10.00	(a)
Oppenheimer Money (Non-Service)(c)	10.43	10.62	10.54	10.25	10.00	(a)
Oppenheimer Strategic Bond (Non-Service)(p)	11.78	10.12	12.04	11.21	10.00	(a)
PIMCO CommodityRealReturn Strategy	8.62	6.21	11.30	9.36	10.00	(b)
Scudder VIT EAFE Equity Index	—	—	—	—	10.00	(a)

Accumulation Unit Values

Pre-2008 Version Contracts with Separate Account Charges of 2.20% (includes 0.65% for Basic GMIB)

Sub-Account	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Value at Inception Date
AIM V.I. Financial Services (Series I)(k)	$4.42	$3.55	$8.94	$11.75	$10.32	$9.97	$10.00	(a)
AIM V.I. Global Health Care (Series I)(l)	10.33	8.27	11.84	10.82	10.52	9.95	10.00	(a)
AIM V.I. Technology (Series I)(m)	9.38	6.10	11.23	10.66	9.87	9.88	10.00	(a)
Calvert Social Balanced	—	—	—	—	10.63	10.30	10.00	(a)
Fidelity VIP Contrafund (Initial Class)	11.61	8.74	15.55	13.52	12.38	10.83	10.00	(a)
ING Clarion Global Real Estate	9.06	6.94	9.94	12.15	N/A	N/A	10.00	(b)
Janus Aspen Balanced	—	—	—	—	10.94	10.40	10.00	(a)
MFS Investors Trust	—	—	—	—	11.09	10.57	10.00	(a)

Sub-Account	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Value at Inception Date
MFS New Discovery	$—	$—	$—	$—	$10.10	$9.82	$10.00	(a)
MML Aggressive Allocation (Initial Class)	8.84	6.74	—	—	—	—	10.00	(d)
MML AllianceBernstein Small/Mid Cap Value (Initial Class)	9.64	6.91	11.45	14.33	12.23	11.50	10.00	(a)
MML American Century Income & Growth (Initial Class)	8.84	7.65	11.99	12.36	10.79	10.55	10.00	(a)
MML American Century Mid Cap Value (Initial Class)	11.27	8.84	11.97	12.53	10.96	10.68	10.00	(a)
MML American Funds Core Allocation	9.55	7.84	—	—	—	—	10.00	(e)
MML American Funds Growth	9.07	6.68	—	—	—	—	10.00	(e)
MML American Funds International	10.11	7.25	—	—	—	—	10.00	(e)
MML Babson Blend (Initial Class)	10.65	9.03	11.94	11.53	10.55	10.31	10.00	(a)
MML Babson Enhanced Index Core Equity (Initial Class)	9.27	7.63	12.45	12.19	10.73	10.41	10.00	(a)
MML Babson Inflation-Protected and Income (Initial Class)	10.62	9.76	10.43	9.92	10.05	10.12	10.00	(a)
MML Babson Managed Bond (Initial Class)	11.58	10.74	10.72	10.24	10.06	10.05	10.00	(a)
MML Balanced Allocation (Initial Class)	9.35	7.74	—	—	—	—	10.00	(d)
MML Baring China (Service Class I)	13.13	7.89	—	—	—	—	10.00	(e)
MML Baring Strategic Emerging Markets (Service Class I)	12.08	6.89	—	—	—	—	10.00	(e)
MML Capital Guardian Asset Allocation (Initial Class)	9.35	8.17	11.98	12.11	10.94	10.25	10.00	(a)
MML Capital Guardian Growth & Income (Initial Class)	8.22	6.58	11.23	11.52	10.71	10.35	10.00	(a)
MML Conservative Allocation (Initial Class)	9.65	8.15	—	—	—	—	10.00	(d)
MML Davis Large Cap Value (Initial Class)	9.55	7.47	12.59	12.35	11.05	10.35	10.00	(a)
MML Emerging Growth (Initial Class)	7.73	7.05	12.41	10.77	10.46	10.60	10.00	(a)
MML Equity Index (Class I)	9.33	7.56	12.32	11.98	10.63	10.40	10.00	(a)
MML Growth Allocation (Initial Class)	9.00	7.10	—	—	—	—	10.00	(d)
MML Legg Mason Concentrated Growth (Class I)	7.73	5.54	14.12	12.55	12.14	11.04	10.00	(a)
MML MFS® Global (Class I)	7.97	6.17	11.21	11.06	10.09	9.77	10.00	(a)
MML Moderate Allocation (Initial Class)	9.28	7.53	—	—	—	—	10.00	(d)
MML Money Market	9.77	9.98	—	—	—	—	10.00	(d)
MML NASDAQ-100® (Initial Class)	10.97	7.29	12.81	11.04	10.57	10.68	10.00	(a)
MML Oppenheimer Small Cap Equity (Initial Class)	8.98	6.72	11.13	11.51	10.66	10.93	10.00	(a)
MML Oppenheimer Small Company Opportunities (Initial Class)(g)	6.61	7.29	12.33	13.57	12.02	11.09	10.00	(a)
MML Oppenheimer/Bernstein Equity (Initial Class)(n)	9.42	7.37	12.89	12.67	10.99	10.90	10.00	(a)
MML Rainier Large Cap Growth (Initial Class)	8.45	6.56	11.33	10.20	9.94	9.63	10.00	(a)
MML Small Cap Index (Initial Class)	9.90	8.11	12.08	12.42	11.02	10.82	10.00	(a)
MML T. Rowe Price Blue Chip Growth (Initial Class)	9.81	7.04	12.51	11.35	10.61	10.25	10.00	(a)
MML T. Rowe Price Equity Income (Initial Class)	9.86	8.05	12.82	12.71	10.92	10.75	10.00	(a)
MML T. Rowe Price Growth Equity (Initial Class)(h)	6.21	5.70	10.18	9.97	10.01	9.86	10.00	(a)
MML T. Rowe Price Mid Cap Growth (Initial Class)	9.44	6.64	11.35	9.93	—	—	10.00	(b)
MML T. Rowe Price Small Company Value (Service Class I)	12.81	—	—	—	—	—	10.00	(j)
MML Templeton Foreign (Initial Class)	11.53	9.11	15.81	14.25	11.80	10.96	10.00	(a)
MML W&R/Wellington Small Cap Growth Equity (Initial Class)	10.80	7.98	13.27	12.37	11.60	10.64	10.00	(a)
Oppenheimer Balanced (Non-Service)(i)	7.71	6.47	11.70	11.53	10.61	10.45	10.00	(a)

Sub-Account	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Value at Inception Date
Oppenheimer Capital Appreciation (Non-Service)	$9.26	$6.55	$12.30	$11.01	$10.44	$10.16	$10.00	(a)
Oppenheimer Global Securities (Non-Service)	11.79	8.62	14.74	14.17	12.32	11.03	10.00	(a)
Oppenheimer High Income (Non-Service)(i)	2.82	2.30	11.05	11.30	10.57	10.57	10.00	(a)
Oppenheimer International Growth (Non-Service)	13.17	9.67	17.23	15.64	12.23	10.97	10.00	(a)
Oppenheimer Main Street (Non-Service)	9.23	7.36	12.22	11.96	10.64	10.27	10.00	(a)
Oppenheimer MidCap (Non-Service)(o)	8.24	6.36	12.76	12.27	12.19	11.10	10.00	(a)
Oppenheimer Money (Non-Service)(c)	10.32	10.51	10.46	10.18	9.95	9.89	10.00	(a)
Oppenheimer Strategic Bond (Non-Service)(p)	11.65	10.02	11.94	11.13	10.59	10.56	10.00	(a)
PIMCO CommodityRealReturn Strategy	8.57	6.19	11.26	9.35	—	—	10.00	(b)
Scudder VIT EAFE Equity Index	—	—	—	—	—	11.20	10.00	(a)

Accumulation Unit Values

Pre-2008 Version Contracts with Separate Account Charges of 1.95% (includes 0.40% for Annual Ratchet Death Benefit)

Sub-Account	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Value at Inception Date
AIM V.I. Financial Services (Series I)(k)	$4.48	$3.58	$9.01	$11.81	$10.35	$9.98	$10.00	(a)
AIM V.I. Global Health Care (Series I)(l)	10.46	8.35	11.94	10.88	10.55	9.96	10.00	(a)
AIM V.I. Technology (Series I)(m)	9.51	6.16	11.32	10.72	9.90	9.89	10.00	(a)
Calvert Social Balanced	—	—	—	—	10.67	10.31	10.00	(a)
Fidelity VIP Contrafund (Initial Class)	11.76	8.84	15.68	13.59	12.42	10.84	10.00	(a)
ING Clarion Global Real Estate	9.15	6.99	9.99	12.17	—	—	10.00	(b)
Janus Aspen Balanced	—	—	—	—	10.97	10.41	10.00	(a)
MFS Investors Trust	—	—	—	—	11.12	10.59	10.00	(a)
MFS New Discovery	—	—	—	—	10.13	9.84	10.00	(a)
MML Aggressive Allocation (Initial Class)	8.88	6.75	—	—	—	—	10.00	(d)
MML AllianceBernstein Small/Mid Cap Value (Initial Class)	9.77	6.98	11.54	14.41	12.27	11.52	10.00	(a)
MML American Century Income & Growth (Initial Class)	8.95	7.73	12.09	12.42	10.83	10.57	10.00	(a)
MML American Century Mid Cap Value (Initial Class)	11.42	8.93	12.07	12.60	11.00	10.69	10.00	(a)
MML American Funds Core Allocation	9.58	7.84	—	—	—	—	10.00	(e)
MML American Funds Growth	9.10	6.68	—	—	—	—	10.00	(e)
MML American Funds International	10.15	7.26	—	—	—	—	10.00	(e)
MML Babson Blend (Initial Class)	10.78	9.12	12.04	11.59	10.58	10.33	10.00	(a)
MML Babson Enhanced Index Core Equity (Initial Class)	9.39	7.72	12.55	12.25	10.76	10.42	10.00	(a)
MML Babson Inflation-Protected and Income (Initial Class)	10.76	9.87	10.52	9.98	10.08	10.13	10.00	(a)
MML Babson Managed Bond (Initial Class)	11.73	10.85	10.81	10.29	10.09	10.07	10.00	(a)
MML Balanced Allocation (Initial Class)	9.39	7.75	—	—	—	—	10.00	(d)
MML Baring China (Service Class I)	13.18	7.90	—	—	—	—	10.00	(e)
MML Baring Strategic Emerging Markets (Service Class I)	12.12	6.90	—	—	—	—	10.00	(e)
MML Capital Guardian Asset Allocation (Initial Class)	9.47	8.25	12.08	12.18	10.97	10.27	10.00	(a)
MML Capital Guardian Growth & Income (Initial Class)	8.33	6.65	11.32	11.59	10.74	10.36	10.00	(a)

Sub-Account	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Value at Inception Date
MML Conservative Allocation (Initial Class)	$9.70	$8.17	$—	$—	$—	$—	$10.00	(d)
MML Davis Large Cap Value (Initial Class)	9.68	7.55	12.69	12.41	11.09	10.36	10.00	(a)
MML Emerging Growth (Initial Class)	7.84	7.12	12.51	10.83	10.49	10.62	10.00	(a)
MML Equity Index (Class I)	9.45	7.64	12.41	12.04	10.66	10.41	10.00	(a)
MML Growth Allocation (Initial Class)	9.04	7.12	—	—	—	—	10.00	(d)
MML Legg Mason Concentrated Growth (Class I)	7.83	5.60	14.24	12.62	12.18	11.05	10.00	(a)
MML MFS® Global (Class I)	8.08	6.24	11.30	11.13	10.12	9.79	10.00	(a)
MML Moderate Allocation (Initial Class)	9.32	7.55	—	—	—	—	10.00	(d)
MML Money Market	9.82	10.00	—	—	—	—	10.00	(d)
MML NASDAQ-100® (Initial Class)	11.12	7.37	12.92	11.10	10.60	10.69	10.00	(a)
MML Oppenheimer Small Cap Equity (Initial Class)	9.10	6.79	11.22	11.58	10.69	10.94	10.00	(a)
MML Oppenheimer Small Company Opportunities (Initial Class)(g)	6.68	7.36	12.43	13.64	12.06	11.10	10.00	(a)
MML Oppenheimer/Bernstein Equity (Initial Class)(n)	9.54	7.45	13.00	12.74	11.02	10.91	10.00	(a)
MML Rainier Large Cap Growth (Initial Class)	8.56	6.62	11.42	10.25	9.97	9.64	10.00	(a)
MML Small Cap Index (Initial Class)	10.03	8.19	12.17	12.48	11.06	10.83	10.00	(a)
MML T. Rowe Price Blue Chip Growth (Initial Class)	9.94	7.12	12.61	11.42	10.64	10.26	10.00	(a)
MML T. Rowe Price Equity Income (Initial Class)	9.99	8.13	12.92	12.78	10.95	10.77	10.00	(a)
MML T. Rowe Price Growth Equity (Initial Class)(h)	6.28	5.76	10.26	10.03	10.04	9.87	10.00	(a)
MML T. Rowe Price Mid Cap Growth (Initial Class)	9.53	6.69	11.40	9.95	—	—	10.00	(b)
MML T. Rowe Price Small Company Value (Service Class I)	12.83	—	—	—	—	—	10.00	(j)
MML Templeton Foreign (Initial Class)	11.68	9.21	15.94	14.32	11.83	10.97	10.00	(a)
MML W&R/Wellington Small Cap Growth Equity (Initial Class)	10.94	8.06	13.37	12.44	11.64	10.65	10.00	(a)
Oppenheimer Balanced (Non-Service)(i)	7.82	6.54	11.79	11.59	10.64	10.46	10.00	(a)
Oppenheimer Capital Appreciation (Non-Service)	9.39	6.62	12.40	11.07	10.47	10.17	10.00	(a)
Oppenheimer Global Securities (Non-Service)	11.95	8.71	14.86	14.25	12.36	11.04	10.00	(a)
Oppenheimer High Income (Non-Service)(i)	2.86	2.33	11.13	11.37	10.60	10.58	10.00	(a)
Oppenheimer International Growth (Non-Service)	13.34	9.77	17.37	15.73	12.27	10.99	10.00	(a)
Oppenheimer Main Street (Non-Service)	9.35	7.43	12.32	12.03	10.67	10.29	10.00	(a)
Oppenheimer MidCap (Non-Service)(o)	8.35	6.42	12.86	12.33	12.22	11.11	10.00	(a)
Oppenheimer Money (Non-Service)(c)	10.45	10.62	10.54	10.24	9.98	9.91	10.00	(a)
Oppenheimer Strategic Bond (Non-Service)(p)	11.80	10.13	12.04	11.19	10.62	10.57	10.00	(a)
PIMCO CommodityRealReturn Strategy	8.65	6.23	11.31	9.37	—	—	10.00	(b)
Scudder VIT EAFE Equity Index	—	—	—	—	—	11.22	10.00	(a)

Accumulation Unit Values

Pre-2008 Version Contracts with Separate Account Charges of 2.35% (includes 0.40% for GMAB and 0.40% for Annual Ratchet Death Benefit)

Sub-Account	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Value at Inception Date
AIM V.I. Financial Services (Series I)(k)	$4.37	$3.51	$8.87	$11.68	$10.27	$9.95	$10.00	(a)
AIM V.I. Global Health Care (Series I)(l)	10.22	8.19	11.75	10.76	10.47	9.93	10.00	(a)
AIM V.I. Technology (Series I)(m)	9.29	6.04	11.15	10.60	9.82	9.86	10.00	(a)

Sub-Account	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Value at Inception Date
Calvert Social Balanced	$—	$—	$—	$—	$10.59	$10.28	$10.00	(a)
Fidelity VIP Contrafund (Initial Class)	11.49	8.67	15.44	13.44	12.33	10.81	10.00	(a)
ING Clarion Global Real Estate	9.01	6.92	9.92	12.14	—	—	10.00	(b)
Janus Aspen Balanced	—	—	—	—	10.89	10.38	10.00	(a)
MFS Investors Trust	—	—	—	—	11.04	10.55	10.00	(a)
MFS New Discovery	—	—	—	—	10.06	9.80	10.00	(a)
MML Aggressive Allocation (Initial Class)	8.81	6.73	—	—	—	—	10.00	(d)
MML AllianceBernstein Small/Mid Cap Value (Initial Class)	9.54	6.84	11.37	14.25	12.18	11.48	10.00	(a)
MML American Century Income & Growth (Initial Class)	8.75	7.59	11.91	12.28	10.75	10.53	10.00	(a)
MML American Century Mid Cap Value (Initial Class)	11.15	8.76	11.88	12.46	10.92	10.66	10.00	(a)
MML American Funds Core Allocation	9.53	7.83	—	—	—	—	10.00	(e)
MML American Funds Growth	9.05	6.67	—	—	—	—	10.00	(e)
MML American Funds International	10.10	7.25	—	—	—	—	10.00	(e)
MML Babson Blend (Initial Class)	10.54	8.95	11.86	11.46	10.51	10.29	10.00	(a)
MML Babson Enhanced Index Core Equity (Initial Class)	9.17	7.57	12.36	12.12	10.69	10.39	10.00	(a)
MML Babson Inflation-Protected and Income (Initial Class)	10.51	9.68	10.36	9.86	10.01	10.10	10.00	(a)
MML Babson Managed Bond (Initial Class)	11.46	10.64	10.64	10.18	10.01	10.03	10.00	(a)
MML Balanced Allocation (Initial Class)	9.32	7.73	—	—	—	—	10.00	(d)
MML Baring China (Service Class I)	13.11	7.89	—	—	—	—	10.00	(e)
MML Baring Strategic Emerging Markets (Service Class I)	12.06	6.89	—	—	—	—	10.00	(e)
MML Capital Guardian Asset Allocation (Initial Class)	9.25	8.10	11.89	12.04	10.89	10.23	10.00	(a)
MML Capital Guardian Growth & Income (Initial Class)	8.13	6.52	11.15	11.46	10.66	10.33	10.00	(a)
MML Conservative Allocation (Initial Class)	9.63	8.13	—	—	—	—	10.00	(d)
MML Davis Large Cap Value (Initial Class)	9.45	7.41	12.49	12.27	11.00	10.33	10.00	(a)
MML Emerging Growth (Initial Class)	7.66	6.99	12.32	10.71	10.41	10.58	10.00	(a)
MML Equity Index (Class I)	9.23	7.49	12.23	11.91	10.58	10.38	10.00	(a)
MML Growth Allocation (Initial Class)	8.97	7.09	—	—	—	—	10.00	(d)
MML Legg Mason Concentrated Growth (Class I)	7.65	5.49	14.02	12.48	12.09	11.02	10.00	(a)
MML MFS® Global (Class I)	7.89	6.12	11.13	11.00	10.04	9.75	10.00	(a)
MML Moderate Allocation (Initial Class)	9.25	7.52	—	—	—	—	10.00	(d)
MML Money Market	9.74	9.96	—	—	—	—	10.00	(d)
MML NASDAQ-100® (Initial Class)	10.86	7.23	12.72	10.97	10.53	10.66	10.00	(a)
MML Oppenheimer Small Cap Equity (Initial Class)	8.89	6.66	11.05	11.45	10.61	10.91	10.00	(a)
MML Oppenheimer Small Company Opportunities (Initial Class)(g)	6.54	7.22	12.24	13.49	11.97	11.06	10.00	(a)
MML Oppenheimer/Bernstein Equity (Initial Class)(n)	9.32	7.30	12.80	12.60	10.94	10.88	10.00	(a)
MML Rainier Large Cap Growth (Initial Class)	8.36	6.50	11.24	10.14	9.90	9.61	10.00	(a)
MML Small Cap Index (Initial Class)	9.80	8.04	11.99	12.34	10.98	10.80	10.00	(a)
MML T. Rowe Price Blue Chip Growth (Initial Class)	9.71	6.98	12.42	11.29	10.56	10.23	10.00	(a)
MML T. Rowe Price Equity Income (Initial Class)	9.76	7.98	12.72	12.63	10.87	10.73	10.00	(a)
MML T. Rowe Price Growth Equity (Initial Class)(h)	6.15	5.65	10.11	9.91	9.96	9.84	10.00	(a)
MML T. Rowe Price Mid Cap Growth (Initial Class)	9.39	6.61	11.33	9.92	—	—	10.00	(b)

Sub-Account	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Value at Inception Date
MML T. Rowe Price Small Company Value (Service Class I)	$12.80	$—	$—	$—	$—	$—	$10.00	(j)
MML Templeton Foreign (Initial Class)	11.41	9.03	15.70	14.16	11.75	10.93	10.00	(a)
MML W&R/Wellington Small Cap Growth Equity (Initial Class)	10.69	7.91	13.17	12.30	11.55	10.62	10.00	(a)
Oppenheimer Balanced (Non-Service)(i)	7.64	6.41	11.61	11.46	10.56	10.42	10.00	(a)
Oppenheimer Capital Appreciation (Non-Service)	9.17	6.50	12.21	10.95	10.39	10.14	10.00	(a)
Oppenheimer Global Securities (Non-Service)	11.67	8.55	14.63	14.09	12.26	11.00	10.00	(a)
Oppenheimer High Income (Non-Service)(i)	2.80	2.28	10.96	11.24	10.52	10.55	10.00	(a)
Oppenheimer International Growth (Non-Service)	13.03	9.58	17.10	15.55	12.18	10.95	10.00	(a)
Oppenheimer Main Street (Non-Service)	9.14	7.29	12.13	11.90	10.59	10.25	10.00	(a)
Oppenheimer MidCap (Non-Service)(o)	8.16	6.30	12.66	12.19	12.13	11.08	10.00	(a)
Oppenheimer Money (Non-Service)(c)	10.21	10.42	10.38	10.12	9.90	9.87	10.00	(a)
Oppenheimer Strategic Bond (Non-Service)(p)	11.53	9.93	11.86	11.07	10.55	10.53	10.00	(a)
PIMCO CommodityRealReturn Strategy	8.52	6.16	11.24	9.34	—	—	10.00	(b)
Scudder VIT EAFE Equity Index	—	—	—	—	—	11.18	10.00	(a)

Accumulation Unit Values

Pre-2008 Version Contracts with Separate Account Charges of 2.45% (includes 0.50% for GMAB and 0.40% for Annual Ratchet Death Benefit)

Sub-Account	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Value at Inception Date
AIM V.I. Financial Services (Series I)(k)	$4.36	$3.51	$8.86	$11.67	$10.00	(a)
AIM V.I. Global Health Care (Series I)(l)	10.19	8.18	11.74	10.76	10.00	(a)
AIM V.I. Technology (Series I)(m)	9.26	6.03	11.13	10.59	10.00	(a)
Calvert Social Balanced	—	—	—	—	10.00	(a)
Fidelity VIP Contrafund (Initial Class)	11.45	8.65	15.42	13.44	10.00	(a)
ING Clarion Global Real Estate	8.98	6.90	9.91	12.14	10.00	(b)
Janus Aspen Balanced	—	—	—	—	10.00	(a)
MFS Investors Trust	—	—	—	—	10.00	(a)
MFS New Discovery	—	—	—	—	10.00	(a)
MML Aggressive Allocation (Initial Class)	8.79	6.72	—	—	10.00	(d)
MML AllianceBernstein Small/Mid Cap Value (Initial Class)	9.51	6.83	11.35	14.24	10.00	(a)
MML American Century Income & Growth (Initial Class)	8.72	7.57	11.89	12.28	10.00	(a)
MML American Century Mid Cap Value (Initial Class)	11.12	8.74	11.87	12.45	10.00	(a)
MML American Funds Core Allocation	9.52	7.83	—	—	10.00	(e)
MML American Funds Growth	9.04	6.67	—	—	10.00	(e)
MML American Funds International	10.08	7.24	—	—	10.00	(e)
MML Babson Blend (Initial Class)	10.50	8.93	11.84	11.46	10.00	(a)
MML Babson Enhanced Index Core Equity (Initial Class)	9.14	7.55	12.34	12.11	10.00	(a)
MML Babson Inflation-Protected and Income (Initial Class)	10.47	9.65	10.34	9.86	10.00	(a)
MML Babson Managed Bond (Initial Class)	11.42	10.62	10.63	10.17	10.00	(a)

Sub-Account	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Value at Inception Date
MML Balanced Allocation (Initial Class)	$9.30	$7.72	$—	$—	$10.00	(d)
MML Baring China (Service Class I)	13.09	7.89	—	—	10.00	(e)
MML Baring Strategic Emerging Markets (Service Class I)	12.04	6.89	—	—	10.00	(e)
MML Capital Guardian Asset Allocation (Initial Class)	9.22	8.08	11.88	12.04	10.00	(a)
MML Capital Guardian Growth & Income (Initial Class)	8.11	6.51	11.14	11.45	10.00	(a)
MML Conservative Allocation (Initial Class)	9.61	8.13	—	—	10.00	(d)
MML Davis Large Cap Value (Initial Class)	9.42	7.39	12.48	12.27	10.00	(a)
MML Emerging Growth (Initial Class)	7.63	6.97	12.30	10.70	10.00	(a)
MML Equity Index (Class I)	9.20	7.47	12.21	11.90	10.00	(a)
MML Growth Allocation (Initial Class)	8.96	7.08	—	—	10.00	(d)
MML Legg Mason Concentrated Growth (Class I)	7.63	5.48	14.00	12.48	10.00	(a)
MML MFS® Global (Class I)	7.87	6.10	11.11	11.00	10.00	(a)
MML Moderate Allocation (Initial Class)	9.23	7.52	—	—	10.00	(d)
MML Money Market	9.72	9.96	—	—	10.00	(d)
MML NASDAQ-100® (Initial Class)	10.83	7.21	12.70	10.97	10.00	(a)
MML Oppenheimer Small Cap Equity (Initial Class)	8.86	6.65	11.03	11.44	10.00	(a)
MML Oppenheimer Small Company Opportunities (Initial Class)(g)	6.53	7.21	12.23	13.49	10.00	(a)
MML Oppenheimer/Bernstein Equity (Initial Class)(n)	9.29	7.29	12.78	12.60	10.00	(a)
MML Rainier Large Cap Growth (Initial Class)	8.33	6.48	11.23	10.13	10.00	(a)
MML Small Cap Index (Initial Class)	9.76	8.02	11.97	12.34	10.00	(a)
MML T. Rowe Price Blue Chip Growth (Initial Class)	9.68	6.96	12.40	11.28	10.00	(a)
MML T. Rowe Price Equity Income (Initial Class)	9.72	7.96	12.71	12.63	10.00	(a)
MML T. Rowe Price Growth Equity (Initial Class)(h)	6.13	5.64	10.09	9.91	10.00	(a)
MML T. Rowe Price Mid Cap Growth (Initial Class)	9.36	6.60	11.31	9.92	10.00	(b)
MML T. Rowe Price Small Company Value (Service Class I)	12.79	—	—	—	10.00	(j)
MML Templeton Foreign (Initial Class)	11.37	9.01	15.68	14.16	10.00	(a)
MML W&R/Wellington Small Cap Growth Equity (Initial Class)	10.65	7.89	13.15	12.30	10.00	(a)
Oppenheimer Balanced (Non-Service)(i)	7.61	6.40	11.60	11.45	10.00	(a)
Oppenheimer Capital Appreciation (Non-Service)	9.14	6.48	12.19	10.95	10.00	(a)
Oppenheimer Global Securities (Non-Service)	11.63	8.53	14.61	14.09	10.00	(a)
Oppenheimer High Income (Non-Service)(i)	2.79	2.28	10.95	11.23	10.00	(a)
Oppenheimer International Growth (Non-Service)	12.99	9.56	17.08	15.55	10.00	(a)
Oppenheimer Main Street (Non-Service)	9.11	7.27	12.12	11.89	10.00	(a)
Oppenheimer MidCap (Non-Service)(o)	8.13	6.29	12.65	12.19	10.00	(a)
Oppenheimer Money (Non-Service)(c)	10.18	10.40	10.37	10.12	10.00	(a)
Oppenheimer Strategic Bond (Non-Service)(p)	11.49	9.91	11.84	11.06	10.00	(a)
PIMCO CommodityRealReturn Strategy	8.49	6.15	11.22	9.34	10.00	(b)
Scudder VIT EAFE Equity Index	—	—	—	—	10.00	(a)

Accumulation Unit Values

Pre-2008 Version Contracts with Separate Account Charges of 2.60% (includes 0.65% for Basic GMIB and 0.40% for Annual Ratchet Death Benefit)

Sub-Account	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Value at Inception Date
AIM V.I. Financial Services (Series I)(k)	$4.31	$3.47	$8.79	$11.60	$10.23	$9.93	$10.00	(a)
AIM V.I. Global Health Care (Series I)(l)	10.07	8.10	11.64	10.68	10.43	9.91	10.00	(a)
AIM V.I. Technology (Series I)(m)	9.15	5.97	11.04	10.52	9.78	9.84	10.00	(a)
Calvert Social Balanced	—	—	—	—	10.54	10.26	10.00	(a)
Fidelity VIP Contrafund (Initial Class)	11.32	8.56	15.29	13.35	12.27	10.79	10.00	(a)
ING Clarion Global Real Estate	8.93	6.87	9.88	12.12	—	—	10.00	(b)
Janus Aspen Balanced	—	—	—	—	10.84	10.35	10.00	(a)
MFS Investors Trust	—	—	—	—	10.99	10.53	10.00	(a)
MFS New Discovery	—	—	—	—	10.01	9.78	10.00	(a)
MML Aggressive Allocation (Initial Class)	8.77	6.71	—	—	—	—	10.00	(d)
MML AllianceBernstein Small/Mid Cap Value (Initial Class)	9.40	6.76	11.26	14.15	12.12	11.46	10.00	(a)
MML American Century Income & Growth (Initial Class)	8.62	7.50	11.79	12.20	10.70	10.51	10.00	(a)
MML American Century Mid Cap Value (Initial Class)	10.99	8.66	11.77	12.37	10.87	10.64	10.00	(a)
MML American Funds Core Allocation	9.50	7.83	—	—	—	—	10.00	(e)
MML American Funds Growth	9.02	6.67	—	—	—	—	10.00	(e)
MML American Funds International	10.06	7.24	—	—	—	—	10.00	(e)
MML Babson Blend (Initial Class)	10.38	8.84	11.74	11.38	10.46	10.27	10.00	(a)
MML Babson Enhanced Index Core Equity (Initial Class)	9.04	7.48	12.24	12.03	10.64	10.36	10.00	(a)
MML Babson Inflation-Protected and Income (Initial Class)	10.36	9.56	10.26	9.80	9.96	10.08	10.00	(a)
MML Babson Managed Bond (Initial Class)	11.29	10.52	10.54	10.10	9.97	10.01	10.00	(a)
MML Balanced Allocation (Initial Class)	9.27	7.71	—	—	—	—	10.00	(d)
MML Baring China (Service Class I)	13.07	7.88	—	—	—	—	10.00	(e)
MML Baring Strategic Emerging Markets (Service Class I)	12.02	6.88	—	—	—	—	10.00	(e)
MML Capital Guardian Asset Allocation (Initial Class)	9.12	8.00	11.78	11.96	10.84	10.21	10.00	(a)
MML Capital Guardian Growth & Income (Initial Class)	8.02	6.44	11.04	11.37	10.61	10.31	10.00	(a)
MML Conservative Allocation (Initial Class)	9.58	8.12	—	—	—	—	10.00	(d)
MML Davis Large Cap Value (Initial Class)	9.32	7.32	12.37	12.19	10.95	10.30	10.00	(a)
MML Emerging Growth (Initial Class)	7.54	6.90	12.20	10.63	10.37	10.56	10.00	(a)
MML Equity Index (Class I)	9.10	7.40	12.11	11.82	10.53	10.36	10.00	(a)
MML Growth Allocation (Initial Class)	8.93	7.07	—	—	—	—	10.00	(d)
MML Legg Mason Concentrated Growth (Class I)	7.54	5.43	13.89	12.39	12.04	10.99	10.00	(a)
MML MFS® Global (Class I)	7.78	6.04	11.02	10.92	10.00	9.73	10.00	(a)
MML Moderate Allocation (Initial Class)	9.21	7.50	—	—	—	—	10.00	(d)
MML Money Market	9.69	9.94	—	—	—	—	10.00	(d)
MML NASDAQ-100® (Initial Class)	10.70	7.14	12.60	10.89	10.48	10.63	10.00	(a)
MML Oppenheimer Small Cap Equity (Initial Class)	8.76	6.58	10.94	11.37	10.56	10.88	10.00	(a)
MML Oppenheimer Small Company Opportunities (Initial Class)(g)	6.46	7.14	12.13	13.40	11.92	11.04	10.00	(a)
MML Oppenheimer/Bernstein Equity (Initial Class)(n)	9.19	7.22	12.68	12.51	10.89	10.86	10.00	(a)
MML Rainier Large Cap Growth (Initial Class)	8.24	6.42	11.14	10.06	9.86	9.59	10.00	(a)

Sub-Account	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Value at Inception Date
MML Small Cap Index (Initial Class)	$9.65	$7.94	$11.87	$12.26	$10.93	$10.77	$10.00	(a)
MML T. Rowe Price Blue Chip Growth (Initial Class)	9.57	6.90	12.30	11.21	10.52	10.21	10.00	(a)
MML T. Rowe Price Equity Income (Initial Class)	9.61	7.88	12.60	12.54	10.82	10.71	10.00	(a)
MML T. Rowe Price Growth Equity (Initial Class)(h)	6.07	5.59	10.01	9.84	9.92	9.82	10.00	(a)
MML T. Rowe Price Mid Cap Growth (Initial Class)	9.31	6.57	11.28	9.90	—	—	10.00	(b)
MML T. Rowe Price Small Company Value (Service Class I)	12.78	—	—	—	—	—	10.00	(j)
MML Templeton Foreign (Initial Class)	11.24	8.93	15.55	14.06	11.69	10.91	10.00	(a)
MML W&R/Wellington Small Cap Growth Equity (Initial Class)	10.53	7.81	13.04	12.21	11.50	10.59	10.00	(a)
Oppenheimer Balanced (Non-Service)(i)	7.52	6.34	11.50	11.38	10.51	10.40	10.00	(a)
Oppenheimer Capital Appreciation (Non-Service)	9.04	6.42	12.09	10.87	10.34	10.12	10.00	(a)
Oppenheimer Global Securities (Non-Service)	11.50	8.45	14.49	13.99	12.21	10.98	10.00	(a)
Oppenheimer High Income (Non-Service)(i)	2.76	2.26	10.86	11.16	10.47	10.52	10.00	(a)
Oppenheimer International Growth (Non-Service)	12.84	9.47	16.94	15.44	12.12	10.93	10.00	(a)
Oppenheimer Main Street (Non-Service)	9.00	7.20	12.02	11.81	10.55	10.23	10.00	(a)
Oppenheimer MidCap (Non-Service)(o)	8.04	6.22	12.54	12.11	12.08	11.05	10.00	(a)
Oppenheimer Money (Non-Service)(c)	10.06	10.30	10.28	10.05	9.86	9.85	10.00	(a)
Oppenheimer Strategic Bond (Non-Service)(p)	11.36	9.82	11.74	10.99	10.50	10.51	10.00	(a)
PIMCO CommodityRealReturn Strategy	8.45	6.12	11.19	9.33	—	—	10.00	(b)
Scudder VIT EAFE Equity Index	—	—	—	—	—	11.16	10.00	(a)

Accumulation Units Outstanding – Pre-2008 Version

Sub-Account	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
AIM V.I. Financial Services (Series I)(a),(k)	33,986	33,528	13,433	13,494	1,391	1,103
AIM V.I. Global Health Care (Series I)(a),(l)	57,198	69,541	68,203	58,835	27,482	6,590
AIM V.I. Technology (Series I)(a),(m)	40,417	37,636	21,675	17,179	12,175	3,260
Calvert Social Balanced(a)	—	—	—	—	19,916	9,376
Fidelity VIP Contrafund (Initial Class)(a)	4,290,935	4,812,913	4,047,785	2,599,563	1,087,696	255,984
ING Clarion Global Real Estate(b)	132,305	144,043	108,607	57,361	—	—
Janus Aspen Balanced(a)	—	—	—	—	18,531	11,498
MFS Investors Trust(a)	—	—	—	—	9,158	3,894
MFS New Discovery(a)	—	—	—	—	23,334	6,276
MML Aggressive Allocation (Initial Class)(d)	670,074	672,675	—	—	—	—
MML AllianceBernstein Small/Mid Cap Value (Initial Class)(a)	3,164,354	3,719,700	3,726,752	1,813,749	807,242	186,929
MML American Century Income & Growth (Initial Class)(a)	159,995	155,483	160,484	119,217	79,819	23,382
MML American Century Mid Cap Value (Initial Class)(a)	3,328,247	3,655,908	4,298,710	2,378,617	1,038,753	207,829
MML American Funds Core Allocation(e)	648,438	114,090	—	—	—	—
MML American Funds Growth(e)	111,954	55,320	—	—	—	—
MML American Funds International(e)	110,380	47,569	—	—	—	—
MML Babson Blend (Initial Class)(a)	282,114	224,589	192,293	173,910	250,956	161,530

Sub-Account	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
MML Babson Enhanced Index Core Equity (Initial Class)(a)	45,082	47,099	39,517	29,293	2,045	81
MML Babson Inflation-Protected and Income (Initial Class)(a)	5,292,067	4,998,548	6,646,041	3,704,898	1,597,348	338,678
MML Babson Managed Bond (Initial Class)(a)	3,714,741	3,472,473	4,560,508	2,607,995	1,144,760	234,583
MML Balanced Allocation (Initial Class)(d)	3,974,579	3,829,157	—	—	—	—
MML Baring China (Service Class I)(e)	18,350	—	—	—	—	—
MML Baring Strategic Emerging Markets (Service Class I)(e)	44,134	15,222	—	—	—	—
MML Capital Guardian Asset Allocation (Initial Class)(a)	1,020,045	1,125,919	1,014,282	832,561	469,435	185,462
MML Capital Guardian Growth & Income (Initial Class)(a)	861,595	928,178	852,361	859,542	608,489	299,064
MML Conservative Allocation (Initial Class)(d)	1,693,319	1,593,372	—	—	—	—
MML Davis Large Cap Value (Initial Class)(a)	3,651,488	3,940,773	3,599,855	2,058,702	841,441	212,320
MML Emerging Growth (Initial Class)(a)	63,997	72,481	52,543	17,229	6,363	2,171
MML Equity Index (Class I)(a)	80,067	77,753	88,888	67,643	27,797	3,762
MML Growth Allocation (Initial Class)(d)	17,894,290	18,318,572	—	—	—	—
MML Legg Mason Concentrated Growth (Class I)(a)	275,116	329,650	165,279	78,020	48,477	3,501
MML MFS® Global (Class I)(a)	69,148	75,337	54,905	42,081	20,128	1,405
MML Moderate Allocation (Initial Class)(d)	10,085,021	10,302,675	—	—	—	—
MML Money Market(d)	317,260	637,168	—	—	—	—
MML NASDAQ-100® (Initial Class)(a)	74,919	61,633	64,169	35,073	11,680	241
MML Oppenheimer Small Cap Equity (Initial Class)(a)	260,068	77,601	81,879	64,322	47,154	15,001
MML Oppenheimer Small Company Opportunities (Initial Class)(a),(g)	—	241,597	229,389	178,418	100,898	33,252
MML Oppenheimer/Bernstein Equity (Initial Class)(a),(n)	441,468	458,986	367,543	245,281	128,269	53,240
MML Rainier Large Cap Growth (Initial Class)(a)	104,532	115,482	109,013	93,895	26,713	13,159
MML Small Cap Index (Initial Class)(a)	127,907	132,226	104,204	87,315	45,034	12,622
MML T. Rowe Price Blue Chip Growth (Initial Class)(a)	409,266	399,852	263,659	188,551	95,292	39,781
MML T. Rowe Price Equity Income (Initial Class)(a)	4,391,981	4,629,581	4,470,054	2,629,010	1,204,084	260,347
MML T. Rowe Price Growth Equity (Initial Class)(a),(h)	—	78,116	17,345	37,820	5,361	856
MML T. Rowe Price Mid Cap Growth (Initial Class)(b)	719,053	762,048	393,287	101,385	—	—
MML T. Rowe Price Small Company Value (Service Class I)(j)	4,683	—	—	—	—	—
MML Templeton Foreign (Initial Class)(a)	3,792,457	4,105,255	3,785,871	2,384,046	1,028,544	221,136
MML W&R/Wellington Small Cap Growth Equity (Initial Class)(a)	2,592,763	2,954,588	2,997,553	1,792,549	718,031	190,740
Oppenheimer Balanced (Non-Service)(a),(i)	202,362	359,722	319,083	243,200	201,705	76,866
Oppenheimer Capital Appreciation (Non-Service)(a)	4,860,475	5,896,872	5,154,620	3,199,759	1,294,434	292,170
Oppenheimer Global Securities (Non-Service)(a)	3,439,400	4,000,517	3,816,524	2,479,378	1,190,115	371,014
Oppenheimer High Income (Non-Service)(a),(i)	233,923	302,786	252,222	181,952	113,164	29,902
Oppenheimer International Growth (Non-Service)(a)	584,456	669,112	407,884	182,700	69,121	28,106
Oppenheimer Main Street (Non-Service)(a)	129,658	145,931	156,103	115,246	68,835	20,664
Oppenheimer MidCap (Non-Service)(a),(o)	3,658,797	4,045,412	3,412,756	1,977,705	819,682	207,491
Oppenheimer Money (Non-Service)(a),(c)	374,684	542,399	385,466	254,489	161,157	106,071
Oppenheimer Strategic Bond (Non-Service)(a),(p)	5,103,189	5,148,625	5,621,217	3,229,897	1,465,679	383,211
PIMCO CommodityRealReturn Strategy(b)	184,617	162,374	72,507	39,868	—	—
Scudder VIT EAFE Equity Index(a)	—	—	—	—	—	2,220

Accumulation Unit Values

2008 Version Contracts with Separate Account Charges of 1.75%

Sub-Account	Dec. 31, 2009	Dec. 31, 2008	Value at Inception Date
AIM V.I. Financial Services (Series II)(k)	$4.57	$3.65	$6.96	(e)
AIM V.I. Global Health Care (Series II)(l)	10.67	8.52	11.27	(e)
AIM V.I. Technology (Series II)(m)	9.68	6.27	9.40	(e)
Fidelity VIP Contrafund (Service Class 2)	11.99	9.01	12.93	(e)
ING Clarion Global Real Estate	9.26	7.06	10.00	(b)
MML Aggressive Allocation (Service Class)	8.88	6.76	9.60	(e)
MML AllianceBernstein Small/Mid Cap Value (Service Class)	9.96	7.12	10.95	(e)
MML American Century Income & Growth (Service Class)	9.12	7.89	10.65	(e)
MML American Century Mid Cap Value (Service Class)	11.65	9.10	12.10	(e)
MML American Funds Core Allocation	9.60	7.85	10.00	(e)
MML American Funds Growth	9.12	6.69	10.00	(e)
MML American Funds International	10.17	7.26	10.00	(e)
MML Babson Blend (Service Class)	10.99	9.30	11.33	(e)
MML Babson Enhanced Index Core Equity (Service Class)	9.56	7.86	10.96	(e)
MML Babson Inflation-Protected and Income (Service Class)	10.96	10.06	11.01	(e)
MML Babson Managed Bond (Service Class)	11.96	11.07	11.16	(e)
MML Balanced Allocation (Service Class)	9.41	7.78	9.75	(e)
MML Baring China (Service Class I)	13.21	7.90	10.00	(e)
MML Baring Strategic Emerging Markets (Service Class I)	12.15	6.90	10.00	(e)
MML Capital Guardian Asset Allocation (Service Class)	9.65	8.42	10.80	(e)
MML Capital Guardian Growth & Income (Service Class)	8.48	6.78	9.60	(e)
MML Conservative Allocation (Service Class)	9.71	8.17	9.82	(e)
MML Davis Large Cap Value (Service Class)	9.86	7.70	11.19	(e)
MML Emerging Growth (Service Class)	7.99	7.26	10.58	(e)
MML Equity Index (Service Class I)	9.63	7.79	10.92	(e)
MML Growth Allocation (Service Class)	9.07	7.14	9.66	(e)
MML Legg Mason Concentrated Growth (Service Class I)	7.97	5.71	10.17	(e)
MML MFS® Global (Service Class I)	8.27	6.39	9.35	(e)
MML Moderate Allocation (Service Class)	9.34	7.57	9.72	(e)
MML Money Market	9.87	10.03	10.00	(d)
MML NASDAQ-100® (Service Class)	11.33	7.51	10.98	(e)
MML Oppenheimer Small Cap Equity (Service Class)	9.26	6.92	10.47	(e)
MML Oppenheimer Small Company Opportunities (Service Class)(g)	6.82	7.51	11.38	(e)
MML Oppenheimer/Bernstein Equity (Service Class)(n)	9.73	7.59	11.14	(e)
MML Rainier Large Cap Growth (Service Class)	8.72	6.75	9.39	(e)
MML Small Cap Index (Service Class)	10.21	8.35	11.98	(e)
MML T. Rowe Price Blue Chip Growth (Service Class)	10.13	7.26	10.83	(e)
MML T. Rowe Price Equity Income (Service Class)	10.17	8.30	11.63	(e)
MML T. Rowe Price Growth Equity (Service Class)(h)	6.40	5.88	8.84	(e)
MML T. Rowe Price Mid Cap Growth (Service Class)	9.62	6.75	10.04	(e)
MML T. Rowe Price Small Company Value (Service Class I)	12.85	—	10.00	(j)
MML Templeton Foreign (Service Class)	11.90	9.39	12.71	(e)
MML W&R/Wellington Small Cap Growth Equity (Service Class)	11.15	8.22	11.78	(e)
Oppenheimer Balanced (Service)(f)	7.97	6.67	10.63	(e)

Sub-Account	Dec. 31, 2009	Dec. 31, 2008	Value at Inception Date
Oppenheimer Capital Appreciation (Service)	$9.56	$6.75	$10.50	(e)
Oppenheimer Global Securities (Service)	12.17	8.89	12.49	(e)
Oppenheimer High Income (Service)(f)	2.96	2.39	10.00	(e)
Oppenheimer International Growth (Service)	13.60	9.95	14.17	(e)
Oppenheimer Main Street (Service)	9.53	7.58	10.61	(e)
Oppenheimer MidCap (Service)(o)	8.51	6.55	10.90	(e)
Oppenheimer Strategic Bond (Service)(p)	12.01	10.32	12.13	(e)
PIMCO CommodityRealReturn Strategy	8.75	6.29	10.00	(b)

Accumulation Unit Values

2008 Version Contracts with Separate Account Charges of 2.25% (includes 0.50% for GMAB)

Sub-Account	Dec. 31, 2009	Dec. 31, 2008	Value at Inception Date
AIM V.I. Financial Services (Series II)(k)	$4.45	$3.57	$6.83	(e)
AIM V.I. Global Health Care (Series II)(l)	10.38	8.34	11.04	(e)
AIM V.I. Technology (Series II)(m)	9.43	6.14	9.21	(e)
Fidelity VIP Contrafund (Service Class 2)	11.67	8.81	12.67	(e)
ING Clarion Global Real Estate	9.09	6.97	10.00	(b)
MML Aggressive Allocation (Service Class)	8.79	6.73	9.57	(e)
MML AllianceBernstein Small/Mid Cap Value (Service Class)	9.70	6.97	10.74	(e)
MML American Century Income & Growth (Service Class)	8.88	7.72	10.43	(e)
MML American Century Mid Cap Value (Service Class)	11.34	8.91	11.86	(e)
MML American Funds Core Allocation	9.54	7.84	10.00	(e)
MML American Funds Growth	9.06	6.68	10.00	(e)
MML American Funds International	10.11	7.25	10.00	(e)
MML Babson Blend (Service Class)	10.70	9.10	11.10	(e)
MML Babson Enhanced Index Core Equity (Service Class)	9.31	7.69	10.74	(e)
MML Babson Inflation-Protected and Income (Service Class)	10.67	9.84	10.79	(e)
MML Babson Managed Bond (Service Class)	11.64	10.83	10.94	(e)
MML Balanced Allocation (Service Class)	9.32	7.74	9.72	(e)
MML Baring China (Service Class I)	13.13	7.89	10.00	(e)
MML Baring Strategic Emerging Markets (Service Class I)	12.07	6.89	10.00	(e)
MML Capital Guardian Asset Allocation (Service Class)	9.39	8.24	10.59	(e)
MML Capital Guardian Growth & Income (Service Class)	8.26	6.63	9.41	(e)
MML Conservative Allocation (Service Class)	9.62	8.13	9.79	(e)
MML Davis Large Cap Value (Service Class)	9.60	7.54	10.97	(e)
MML Emerging Growth (Service Class)	7.78	7.11	10.37	(e)
MML Equity Index (Service Class I)	9.37	7.62	10.70	(e)
MML Growth Allocation (Service Class)	8.98	7.10	9.62	(e)
MML Legg Mason Concentrated Growth (Service Class I)	7.76	5.59	9.96	(e)
MML MFS® Global (Service Class I)	8.05	6.25	9.16	(e)
MML Moderate Allocation (Service Class)	9.25	9.99	9.69	(e)
MML Money Market	9.77	7.35	10.00	(d)
MML NASDAQ-100® (Service Class)	11.03	7.54	10.76	(e)

Sub-Account	Dec. 31, 2009	Dec. 31, 2008	Value at Inception Date
MML Oppenheimer Small Cap Equity (Service Class)	$9.01	$6.77	$10.26	(e)
MML Oppenheimer Small Company Opportunities (Service Class)(g)	6.66	7.35	11.15	(e)
MML Oppenheimer/Bernstein Equity (Service Class)(n)	9.47	7.43	10.91	(e)
MML Rainier Large Cap Growth (Service Class)	8.49	6.61	9.20	(e)
MML Small Cap Index (Service Class)	9.95	8.17	11.74	(e)
MML T. Rowe Price Blue Chip Growth (Service Class)	9.86	7.11	10.62	(e)
MML T. Rowe Price Equity Income (Service Class)	9.91	8.12	11.39	(e)
MML T. Rowe Price Growth Equity (Service Class)(h)	6.25	5.75	8.66	(e)
MML T. Rowe Price Mid Cap Growth (Service Class)	9.44	6.67	9.92	(e)
MML T. Rowe Price Small Company Value (Service Class I)	12.81	—	10.00	(j)
MML Templeton Foreign (Service Class)	11.59	9.18	12.45	(e)
MML W&R/Wellington Small Cap Growth Equity (Service Class)	10.86	8.04	11.55	(e)
Oppenheimer Balanced (Service)(f)	7.76	6.52	10.42	(e)
Oppenheimer Capital Appreciation (Service)	9.31	6.61	10.29	(e)
Oppenheimer Global Securities (Service)	11.85	8.70	12.24	(e)
Oppenheimer High Income (Service)(f)	2.88	2.34	9.80	(e)
Oppenheimer International Growth (Service)	13.24	9.74	13.88	(e)
Oppenheimer Main Street (Service)	9.28	7.42	10.40	(e)
Oppenheimer MidCap (Service)(o)	8.29	6.41	10.68	(e)
Oppenheimer Strategic Bond (Service)(p)	11.69	10.10	11.89	(e)
PIMCO CommodityRealReturn Strategy	8.60	6.21	10.00	(b)

Accumulation Unit Values

2008 Version Contracts with Separate Account Charges of 2.15% (includes 0.40% for Annual Ratchet Death Benefit)

Sub-Account	Dec. 31, 2009	Dec. 31, 2008	Value at Inception Date
AIM V.I. Financial Services (Series II)(k)	$4.54	$3.65	$6.96	(e)
AIM V.I. Global Health Care (Series II)(l)	10.61	8.51	11.27	(e)
AIM V.I. Technology (Series II)(m)	9.63	6.26	9.40	(e)
Fidelity VIP Contrafund (Service Class 2)	11.93	9.00	12.93	(e)
ING Clarion Global Real Estate	9.21	7.05	10.00	(b)
MML Aggressive Allocation (Service Class)	8.83	6.76	9.60	(e)
MML AllianceBernstein Small/Mid Cap Value (Service Class)	9.91	7.11	10.95	(e)
MML American Century Income & Growth (Service Class)	9.07	7.88	10.65	(e)
MML American Century Mid Cap Value (Service Class)	11.59	9.09	12.10	(e)
MML American Funds Core Allocation	9.55	7.84	10.00	(e)
MML American Funds Growth	9.08	6.68	10.00	(e)
MML American Funds International	10.12	7.25	10.00	(e)
MML Babson Blend (Service Class)	10.93	9.29	11.33	(e)
MML Babson Enhanced Index Core Equity (Service Class)	9.51	7.85	10.96	(e)
MML Babson Inflation-Protected and Income (Service Class)	10.90	10.04	11.01	(e)
MML Babson Managed Bond (Service Class)	11.89	11.05	11.16	(e)
MML Balanced Allocation (Service Class)	9.36	7.77	9.75	(e)

Sub-Account	Dec. 31, 2009	Dec. 31, 2008	Value at Inception Date
MML Baring China (Service Class I)	$13.14	$7.89	$10.00	(e)
MML Baring Strategic Emerging Markets (Service Class I)	12.09	6.89	10.00	(e)
MML Capital Guardian Asset Allocation (Service Class)	9.60	8.41	10.80	(e)
MML Capital Guardian Growth & Income (Service Class)	8.43	6.77	9.60	(e)
MML Conservative Allocation (Service Class)	9.66	8.16	9.82	(e)
MML Davis Large Cap Value (Service Class)	9.81	7.69	11.19	(e)
MML Emerging Growth (Service Class)	7.94	7.26	10.58	(e)
MML Equity Index (Service Class I)	9.58	7.78	10.92	(e)
MML Growth Allocation (Service Class)	9.02	7.13	9.66	(e)
MML Legg Mason Concentrated Growth (Service Class I)	7.93	5.70	10.17	(e)
MML MFS® Global (Service Class I)	8.23	6.38	9.35	(e)
MML Moderate Allocation (Service Class)	9.29	7.57	9.72	(e)
MML Money Market	9.81	10.02	10.00	(d)
MML NASDAQ-100® (Service Class)	11.27	7.51	10.98	(e)
MML Oppenheimer Small Cap Equity (Service Class)	9.21	6.91	10.47	(e)
MML Oppenheimer Small Company Opportunities (Service Class)(g)	6.80	7.50	11.38	(e)
MML Oppenheimer/Bernstein Equity (Service Class)(n)	9.68	7.58	11.14	(e)
MML Rainier Large Cap Growth (Service Class)	8.68	6.74	9.39	(e)
MML Small Cap Index (Service Class)	10.16	8.34	11.98	(e)
MML T. Rowe Price Blue Chip Growth (Service Class)	10.08	7.25	10.83	(e)
MML T. Rowe Price Equity Income (Service Class)	10.12	8.29	11.63	(e)
MML T. Rowe Price Growth Equity (Service Class)(h)	6.39	5.87	8.84	(e)
MML T. Rowe Price Mid Cap Growth (Service Class)	9.57	6.74	10.04	(e)
MML T. Rowe Price Small Company Value (Service Class I)	12.82	—	10.00	(j)
MML Templeton Foreign (Service Class)	11.84	9.37	12.71	(e)
MML W&R/Wellington Small Cap Growth Equity (Service Class)	11.09	8.21	11.78	(e)
Oppenheimer Balanced (Service)(f)	7.92	6.66	10.63	(e)
Oppenheimer Capital Appreciation (Service)	9.51	6.74	10.50	(e)
Oppenheimer Global Securities (Service)	12.11	8.88	12.49	(e)
Oppenheimer High Income (Service)(f)	2.94	2.39	10.00	(e)
Oppenheimer International Growth (Service)	13.53	9.94	14.17	(e)
Oppenheimer Main Street (Service)	9.48	7.57	10.61	(e)
Oppenheimer MidCap (Service)(o)	8.47	6.54	10.90	(e)
Oppenheimer Strategic Bond (Service)(p)	11.94	10.31	12.13	(e)
PIMCO CommodityRealReturn Strategy	8.71	6.28	10.00	(b)

Accumulation Unit Values

2008 Version Contracts with Separate Account Charges of 2.65% (includes 0.50% for GMAB and 0.40% for Annual Ratchet Death Benefit)

Sub-Account	Dec. 31, 2009	Dec. 31, 2008	Value at Inception Date
AIM V.I. Financial Services (Series II)(k)	$4.34	$3.50	$6.69	(e)
AIM V.I. Global Health Care (Series II)(l)	10.13	8.16	10.83	(e)
AIM V.I. Technology (Series II)(m)	9.20	6.01	9.03	(e)
Fidelity VIP Contrafund (Service Class 2)	11.39	8.63	12.43	(e)
ING Clarion Global Real Estate	8.96	6.90	10.00	(b)

Sub-Account	Dec. 31, 2009	Dec. 31, 2008	Value at Inception Date
MML Aggressive Allocation (Service Class)	$8.73	$6.71	$9.55	(e)
MML AllianceBernstein Small/Mid Cap Value (Service Class)	9.46	6.82	10.53	(e)
MML American Century Income & Growth (Service Class)	8.66	7.56	10.23	(e)
MML American Century Mid Cap Value (Service Class)	11.06	8.72	11.63	(e)
MML American Funds Core Allocation	9.49	7.83	10.00	(e)
MML American Funds Growth	9.02	6.67	10.00	(e)
MML American Funds International	10.06	7.24	10.00	(e)
MML Babson Blend (Service Class)	10.44	8.91	10.89	(e)
MML Babson Enhanced Index Core Equity (Service Class)	9.08	7.53	10.54	(e)
MML Babson Inflation-Protected and Income (Service Class)	10.41	9.64	10.58	(e)
MML Babson Managed Bond (Service Class)	11.35	10.61	10.73	(e)
MML Balanced Allocation (Service Class)	9.25	7.71	9.69	(e)
MML Baring China (Service Class I)	13.06	7.88	10.00	(e)
MML Baring Strategic Emerging Markets (Service Class I)	12.01	6.88	10.00	(e)
MML Capital Guardian Asset Allocation (Service Class)	9.16	8.07	10.38	(e)
MML Capital Guardian Growth & Income (Service Class)	8.05	6.49	9.23	(e)
MML Conservative Allocation (Service Class)	9.54	8.10	9.77	(e)
MML Davis Large Cap Value (Service Class)	9.37	7.38	10.75	(e)
MML Emerging Growth (Service Class)	7.59	6.96	10.16	(e)
MML Equity Index (Service Class I)	9.14	7.46	10.49	(e)
MML Growth Allocation (Service Class)	8.91	7.08	9.60	(e)
MML Legg Mason Concentrated Growth (Service Class I)	7.57	5.47	9.77	(e)
MML MFS® Global (Service Class I)	7.85	6.12	8.98	(e)
MML Moderate Allocation (Service Class)	9.18	7.51	9.67	(e)
MML Money Market	9.70	9.95	10.00	(d)
MML NASDAQ-100® (Service Class)	10.76	7.20	10.54	(e)
MML Oppenheimer Small Cap Equity (Service Class)	8.79	6.63	10.06	(e)
MML Oppenheimer Small Company Opportunities (Service Class)(g)	6.51	7.20	10.94	(e)
MML Oppenheimer/Bernstein Equity (Service Class)(n)	9.24	7.28	10.70	(e)
MML Rainier Large Cap Growth (Service Class)	8.28	6.47	9.02	(e)
MML Small Cap Index (Service Class)	9.70	8.00	11.52	(e)
MML T. Rowe Price Blue Chip Growth (Service Class)	9.62	6.96	10.41	(e)
MML T. Rowe Price Equity Income (Service Class)	9.66	7.95	11.17	(e)
MML T. Rowe Price Growth Equity (Service Class)(h)	6.12	5.64	8.49	(e)
MML T. Rowe Price Mid Cap Growth (Service Class)	9.31	6.60	9.83	(e)
MML T. Rowe Price Small Company Value (Service Class I)	12.77	—	10.00	(j)
MML Templeton Foreign (Service Class)	11.30	8.99	12.21	(e)
MML W&R/Wellington Small Cap Growth Equity (Service Class)	10.59	7.87	11.32	(e)
Oppenheimer Balanced (Service)(f)	7.57	6.39	10.22	(e)
Oppenheimer Capital Appreciation (Service)	9.08	6.47	10.09	(e)
Oppenheimer Global Securities (Service)	11.56	8.52	12.00	(e)
Oppenheimer High Income (Service)(f)	2.81	2.29	9.61	(e)
Oppenheimer International Growth (Service)	12.91	9.54	13.61	(e)
Oppenheimer Main Street (Service)	9.05	7.26	10.19	(e)
Oppenheimer MidCap (Service)(o)	8.08	6.28	10.47	(e)
Oppenheimer Strategic Bond (Service)(p)	11.40	9.89	11.66	(e)
PIMCO CommodityRealReturn Strategy	8.47	6.14	10.00	(b)

Accumulation Units Outstanding – 2008 Version

Sub-Account	Dec. 31, 2009	Dec. 31, 2008
AIM V.I. Financial Services (Series II)(e),(k)	46,065	17,469
AIM V.I. Global Health Care (Series II)(e),(l)	13,337	11,170
AIM V.I. Technology (Series II)(e),(m)	10,457	5,513
Fidelity VIP Contrafund (Service Class 2)(e)	548,986	306,734
ING Clarion Global Real Estate(b)	127,066	83,090
MML Aggressive Allocation (Service Class)(e)	317,461	130,973
MML AllianceBernstein Small/Mid Cap Value (Service Class)(e)	108,739	74,094
MML American Century Income & Growth (Service Class)(e)	92,848	22,130
MML American Century Mid Cap Value (Service Class)(e)	161,411	87,741
MML American Funds Core Allocation(e)	7,147,297	2,537,144
MML American Funds Growth(e)	735,431	331,420
MML American Funds International(e)	710,565	395,239
MML Babson Blend (Service Class)(e)	200,996	57,746
MML Babson Enhanced Index Core Equity (Service Class)(e)	12,275	4,520
MML Babson Inflation-Protected and Income (Service Class)(e)	613,211	231,242
MML Babson Managed Bond (Service Class)(e)	760,949	261,369
MML Balanced Allocation (Service Class)(e)	5,306,827	1,884,202
MML Baring China (Service Class I)(e)	15,307	4,359
MML Baring Strategic Emerging Markets (Service Class I)(e)	42,249	25,377
MML Capital Guardian Asset Allocation (Service Class)(e)	252,856	107,488
MML Capital Guardian Growth & Income (Service Class)(e)	314,784	102,957
MML Conservative Allocation (Service Class)(e)	4,719,154	1,738,919
MML Davis Large Cap Value (Service Class)(e)	432,887	289,429
MML Emerging Growth (Service Class)(e)	10,650	8,342
MML Equity Index (Service Class I)(e)	44,751	18,115
MML Growth Allocation (Service Class)(e)	13,876,609	7,702,658
MML Legg Mason Concentrated Growth (Service Class I)(e)	52,956	34,007
MML MFS® Global (Service Class I)(e)	20,281	19,890
MML Moderate Allocation (Service Class)(e)	12,070,041	7,651,819
MML Money Market(d)	122,723	18,035
MML NASDAQ-100® (Service Class)(e)	16,279	1,747
MML Oppenheimer Small Cap Equity (Service Class)(e)	94,265	26,730
MML Oppenheimer Small Company Opportunities (Service Class)(e),(g)	—	30,650
MML Oppenheimer/Bernstein Equity (Service Class)(e),(n)	222,022	90,282
MML Rainier Large Cap Growth (Service Class)(e)	19,138	14,847
MML Small Cap Index (Service Class)(e)	84,685	49,556
MML T. Rowe Price Blue Chip Growth (Service Class)(e)	204,373	105,468
MML T. Rowe Price Equity Income (Service Class)(e)	557,120	308,759
MML T. Rowe Price Growth Equity (Service Class)(e),(h)	—	20,820
MML T. Rowe Price Mid Cap Growth (Service Class)(e)	372,257	246,904
MML T. Rowe Price Small Company Value (Service Class I)(j)	8,309	—
MML Templeton Foreign (Service Class)(e)	111,907	69,742
MML W&R/Wellington Small Cap Growth Equity (Service Class)(e)	58,850	25,407
Oppenheimer Balanced (Service)(e),(f)	9,820	65,282
Oppenheimer Capital Appreciation (Service)(e)	131,419	69,044
Oppenheimer Global Securities (Service)(e)	242,736	147,682

Sub-Account	Dec. 31, 2009	Dec. 31, 2008
Oppenheimer High Income (Service)(e),(f)	15,556	23,387
Oppenheimer International Growth (Service)(e)	134,491	62,733
Oppenheimer Main Street (Service)(e)	14,968	3,174
Oppenheimer MidCap (Service)(e),(o)	15,739	5,763
Oppenheimer Strategic Bond (Service)(e),(p)	987,820	481,221
PIMCO CommodityRealReturn Strategy(b)	164,838	90,468

Notes to Condensed Financial Information

(a)	Commencement of public offering was February 18, 2004.
(b)	Commencement of public offering was May 1, 2006.
(c)	This sub-account is unavailable in contracts issued on or after January 19, 2008.
(d)	Commencement of public offering was January 19, 2008.
(e)	Commencement of public offering was September 8, 2008.
(f)	Unavailable in 2008 Version contracts issued on or after May 1, 2009. For 2008 Version contracts issued prior to May 1, 2009, you may not allocate any new money to this sub-account via purchase payments or transfers.
(g)	Effective May 1, 2009, MML Oppenheimer Small Company Opportunities was merged into MML Oppenheimer Small Cap Equity.
(h)	Effective May 1, 2009, MML T. Rowe Price Growth Equity was merged into MML T. Rowe Price Blue Chip Growth.
(i)	Unavailable in Pre-2008 Version contracts issued on or after May 1, 2009. For Pre-2008 Version contracts issued prior to May 1, 2009, you may not allocate any new money to this sub-account via purchase payments or transfers.
(j)	Commencement of public offering was May 1, 2009.
(k)	This sub-account is now known as Invesco V.I. Financial Services.
(l)	This sub-account is now known as Invesco V.I. Global Health Care.
(m)	This sub-account is now known as Invesco V.I. Technology.
(n)	This sub-account is now known as MML Oppenheimer/Loomis Sayles Equity.
(o)	This sub-account is now known as Oppenheimer Small- & Mid-Cap Growth.
(p)	This sub-account is now known as Oppenheimer Global Strategic Income.

Appendix B

Guaranteed Minimum Withdrawal Benefit Examples

Example 1: Single Life – Setting Initial Values

The values shown are based on the following assumptions:

•	owner age at issue = 60
•	initial purchase payment = $100,000
•	Guaranteed Lifetime Withdrawal Amount immediately applies as the covered person is age 60 on the contract effective date

Contract Year (beginning of year)	Purchase Payment	Withdrawal	Contract Value	Credit	Available GLWA*	Benefit Base
1	$100,000	$0	$100,000	$0	$5,000	$100,000
*	Guaranteed Lifetime Withdrawal Amount

On the contract effective date, the initial values are set as follows:

•	Benefit base = initial purchase payment = $100,000.
•	Guaranteed Lifetime Withdrawal Amount = 5% of benefit base = $5,000.

Example 2: Single Life – Credit

The values shown are based on the following assumptions:

•	owner age at issue = 60
•	initial purchase payment = $100,000
•	Guaranteed Lifetime Withdrawal Amount immediately applies as the covered person is age 60 on the contract effective date

Contract Year (end of year)	Purchase Payment	Withdrawal	Contract Value	Credit	Available GLWA*	Benefit Base
1	$100,000	$0	$105,001	$6,000	$5,300	$106,000
*	Guaranteed Lifetime Withdrawal Amount reflects amount available to withdraw during the next contract year.

•	At the end of the first contract year, since there were no withdrawals, a credit of 6% of the initial benefit base is applied = $6,000.
•	Benefit base = initial benefit base plus credit = $106,000.
•	Guaranteed Lifetime Withdrawal Amount for contract year two = 5% of benefit base = $5,300.

Example 3: Single Life – Withdrawal of Guaranteed Lifetime Withdrawal Amount

The values shown are based on the following assumptions:

•	owner age at issue = 60
•	initial purchase payment = $100,000
•	Guaranteed Lifetime Withdrawal Amount immediately applies as the covered person is age 60 on the contract effective date

Contract Year (end of year)	Purchase Payment	Withdrawal	Contract Value	Credit	Available GLWA*	Benefit Base
1	$100,000	$0	$105,001	$6,000	$5,300	$106,000
2		0	110,245	6,000	5,600	112,000
3		0	115,748	6,000	5,900	118,000
4		0	121,522	6,000	6,200	124,000
5		6,200	121,384	0	6,200	124,000
*	Guaranteed Lifetime Withdrawal Amount reflects amount available to withdraw during the next contract year.

•	Since there were no withdrawals during contract years one through four, at the end of each of those contract years, a credit of 6% of the initial benefit case is applied = $6,000.
•	The benefit base at the end of contract year four = $124,000.
•	Guaranteed Lifetime Withdrawal Amount for contract year five = 5% of benefit base ($124,000) = $6,200.
•	A withdrawal of $6,200 is taken in contract year five. A credit is not applied.
•	The benefit base remains at $124,000 as the withdrawal was not greater than the Guaranteed Lifetime Withdrawal Amount.

Example 4: Single Life – Withdrawal Exceeding the Guaranteed Lifetime Withdrawal Amount

The values shown are based on the following assumptions:

•	owner age at issue = 60
•	initial purchase payment = $100,000
•	Guaranteed Lifetime Withdrawal Amount immediately applies as the covered person is age 60 on the contract effective date

Contract Year (end of year)	Purchase Payment	Withdrawal	Contract Value	Credit	Available GLWA*	Benefit Base
1	$100,000	$0	$105,001	$6,000	$5,300	$106,000
2		0	110,245	6,000	5,600	112,000
3		0	115,748	6,000	5,900	118,000
4		0	121,522	6,000	6,200	124,000
5		0	127,584	6,000	6,500	130,000
6		0	133,949	6,000	6,800	136,000
7		0	140,635	6,000	7,100	142,000
8		15,000	132,673	0	6,644	132,872
9		0	139,307	7,972	7,042	140,845
10		0	146,263	7,972	7,441	148,817
*	Guaranteed Lifetime Withdrawal Amount reflects amount available to withdraw during the next contract year.

•	Since there were no withdrawals during contract years one through seven, at the end of each of those contract years, a credit of 6% of the initial benefit case is applied = $6,000.
•	The benefit base at the end of contract year seven = $142,000.
•	Guaranteed Lifetime Withdrawal Amount for contract year eight = 5% of benefit base ($142,000) = $7,100.
•	A withdrawal of $15,000 is taken in contract year eight. A credit is not applied.
•	The withdrawal is greater than the Guaranteed Lifetime Withdrawal Amount ($7,100). This results in an excess withdrawal of $7,900 ($15,000 – $7,100).
•	Contract value prior to the withdrawal = $147,872.
•	The benefit base is recalculated to equal to $132,872 which is the lesser of the:

a) contract value after the excess withdrawal ($147,872 – $15,000) = $132,872; or

b) benefit base prior to the withdrawal minus the excess withdrawal ($142,000 – $7,900) = $134,100.

•	The Guaranteed Lifetime Withdrawal Amount available for contract year nine = 5% of the new benefit base = $6,644.
•	The contract value is reduced by the amount of the withdrawal and any applicable contingent deferred sales charges.

Example 5: Single Life – Annual Ratchet

The values shown are based on the following assumptions:

•	owner age at issue = 60
•	initial purchase payment = $100,000
•	Guaranteed Lifetime Withdrawal Amount immediately applies as the covered person is age 60 on the contract effective date

Contract Year (end of year)	Purchase Payment	Withdrawal	Contract Value	Credit	Available GLWA*	Benefit Base
1	$100,000	$0	$105,001	$6,000	$5,300	$106,000
2			110,245	6,000	5,600	112,000
3			117,899	6,000	5,900	118,000
4			126,095	6,000	6,305	126,095
*	Guaranteed Lifetime Withdrawal Amount reflects amount available to withdraw during the next contract year.

•	At the end of contract years one through four, a credit of 6% of the initial benefit base is applied, as withdrawals were not taken during this time period.
•	The benefit base at the end of contract year four is set equal to the contract value of $126,095 as it is greater than the benefit base plus the credit ($118,000 + $6,000).
•	The Guaranteed Lifetime Withdrawal Amount available for contract year five = 5% of the new benefit base = $6,305.

Example 6: Single Life – Withdrawals Not Exceeding the Guaranteed Withdrawal Amount and Transitioned to Guaranteed Lifetime Withdrawal Amount

The values shown are based on the following assumptions:

•	owner age at issue = 52
•	initial purchase payment = $100,000
•	Guaranteed Withdrawal Amount applies until the covered person is age 60

Contract Year (end of year)	Age of Covered Person	Purchase Payment	Withdrawal	Contract Value	Credit	Available GWA/ GLWA*	Benefit Base
1	53	$100,000	$0	$100,122	$6,000	$5,300	$106,000
2	54		0	100,209	6,000	5,600	112,000
3	55		0	100,260	6,000	5,900	118,000
4	56		0	100,276	6,000	6,200	124,000
5	57		6,200	94,065	0	6,200	117,800
6	58		0	93,997	5,628	6,200	123,428
7	59		6,200	87,704	0	6,200	117,228
8	60		6,200	81,403	0	5,551	111,028
*	Guaranteed Withdrawal Amount / Guaranteed Lifetime Withdrawal Amount reflects amount available to withdraw during the next contract year.

•	At the end of contract years one through four, a credit of 6% of the initial benefit base is applied, as withdrawals were not taken during this time period.
•	Benefit base at the end of year four = $124,000.
•	The Guaranteed Withdrawal Amount for contract year five = 5% of benefit base = $6,200.
•	A withdrawal of $6,200 is taken at the end of contract year five, so a credit is not applied.
•	The benefit base is reduced by the amount of the withdrawal, as the withdrawal is taken prior to attainment of age 60 of the covered person.
•	The Guaranteed Withdrawal Amount remains at $6,200, as the withdrawal was not greater than the Guaranteed Withdrawal Amount.
•	The withdrawal in contract year eight is taken prior to attainment of age 60.
•

At the end of contract year eight, the benefit base of $111,028 locks in as the benefit base as the covered person is age 60. The Guaranteed Withdrawal Amount for contract year nine = 5% of benefit base = $5,551.

Example 7: Single Life – Withdrawal Exceeding the Guaranteed Withdrawal Amount – Prior to Age 60

The values shown are based on the following assumptions:

•	owner age at issue = 54
•	initial purchase payment = $100,000
•	Guaranteed Withdrawal Amount applies until the covered person is age 60

Contract Year (end of year)	Age of Covered Person	Purchase Payment	Withdrawal	Contract Value	Credit	Available GWA/ GLWA*	Benefit Base
1	55	$100,000	$0	$100,122	$6,000	$5,300	$106,000
2	56		0	100,209	6,000	5,600	112,000
3	57		0	100,260	6,000	5,900	118,000
4	58		0	100,276	6,000	6,200	124,000
5	59		10,000	90,306	0	4,522	90,442
*	Guaranteed Withdrawal Amount / Guaranteed Lifetime Withdrawal Amount reflects amount available to withdraw during the next contract year.

•	Since there were no withdrawals during contract years one through four, at the end of each of those contract years, a credit of 6% of the initial benefit case is applied = $6,000.
•	The benefit base at the end of contract year four = $124,000.
•	Guaranteed Withdrawal Amount for contract year five = 5% of benefit base ($124,000) = $6,200.
•	A withdrawal of $10,000 is taken in contract year five. A credit is not applied.
•	The contract value prior to the withdrawal = $100,442.
•	The withdrawal is greater than the Guaranteed Withdrawal Amount = $6,200. This results in an excess withdrawal of $3,800 = ($10,000 – $6,200).
•	The benefit base is recalculated to equal to $90,442 which is the lesser of the:

a) contract value after the excess withdrawal ($100,442 – $10,000) = $90,442; or

b) benefit base prior to the withdrawal minus the withdrawal ($124,000 – $10,000) = $114,000.

•	The Guaranteed Lifetime Withdrawal amount available for contract year six = 5% of the new benefit base = $4,522.
•	The contract value is reduced by the amount of the withdrawal.

Example 8: Single Life – Enhanced Benefit Base

The values shown are based on the following assumptions:

•	owner age at issue = 60
•	initial purchase payment = $100,000
•	Guaranteed Lifetime Withdrawal Amount immediately applies as the covered person is age 60 on the contract effective date
•	no withdrawals taken

Contract Year (end of year)	Age of Covered Person	Purchase Payment	Withdrawal	Contract Value	Credit	Available GLWA*	Benefit Base
1	61	$100,000	$0	$105,001	$6,000	$5,300	$106,000
2	62			110,245	6,000	5,600	112,000
3	63			115,748	6,000	5,900	118,000
4	64			121,522	6,000	6,200	124,000
5	65			127,584	6,000	6,500	130,000
6	66			133,949	6,000	6,800	136,000
7	67			140,635	6,000	7,100	142,000
8	68			147,659	6,000	7,400	148,000
9	69			155,041	6,000	7,752	155,041
10	70			162,795	9,302	10,000	200,000
*	Guaranteed Lifetime Withdrawal Amount reflects amount available to withdraw during the next contract year.

•	Since there were no withdrawals during contract years one through nine, at the end of each of those contract years, a credit of 6% of the initial benefit case is applied = $6,000.
•	At the end of contract year nine, an annual ratchet applies, as the contract value of $155,041 is greater than the benefit base of $154,000 ($148,000 + $6,000).
•	At the end of contract year ten, since there where no withdrawals, a credit of 6% of the last ratcheted benefit base applies (6% x $155,041) = $9,302.
•	At the end of contract year ten, the benefit base = ($155,041 + $9,302) = $164,343.
•

Since withdrawals were not taken during the first ten contract years, and the covered person has attained age 70, at the end of contract year ten, the benefit base is set equal to 200% of the initial purchase payment = $200,000 as it is greater than $164,343.

•	Guaranteed Lifetime Withdrawal Amount for contract year eleven = 5% of new benefit base ($200,000) = $10,000.

Example 9: Single Life – Additional Purchase Payments

The values shown are based on the following assumptions:

•	owner age at issue = 60
•	initial purchase payment = $100,000
•	Guaranteed Lifetime Withdrawal Amount immediately applies as the covered person is age 60 on the contract effective date
•	no withdrawals taken

Contract Year (end of year)	Age of Covered Person	Purchase Payment	Withdrawal	Contract Value	Credit	Available GLWA*	Benefit Base
1	61	$100,000	$0	$105,001	$6,000	$5,300	$106,000
2	62	25,000		136,496	7,500	6,925	138,500
3	63	25,000		169,559	9,000	8,625	172,500
4	64	25,000		204,271	10,500	10,400	208,000
5	65	0		214,463	10,500	10,925	218,500
6	66	0		225,163	10,500	11,450	229,000
7	67	0		236,399	10,500	11,975	239,500
8	68	0		248,202	10,500	12,500	250,000
9	69	0		258,310	10,500	13,025	260,500
10	70	0		268,828	10,500	13,750	275,000
*	Guaranteed Lifetime Withdrawal Amount reflects amount available to withdraw during the next contract year.

•	An additional purchase payment of $25,000 is made in contract years two, three and four.
•	The benefit base is increased by the purchase payments.
•	The credit increases in contract years two, three and four due to the additional purchase payments.
•	At the end of contract year ten, since there were no withdrawals, a credit of 6% of the total purchase payment applies (6% x $175,000) = $10,500.
•	At the end of contract year ten, the benefit base = ($260,500 + $10,500) = $271,000.
•

Since withdrawals were not taken during the first ten contract years, and the covered person has attained age 70, at the end of contract year ten, the benefit base is set equal to 200% of purchase payments in the first contract year, as well as 100% of purchase payments made in contract years two through ten = ($100,000 x 200%) + ($75,000 x 100%) = $275,000.

•	The benefit base is set equal to $275,000 as it is greater than $271,000.
•	Guaranteed Lifetime Withdrawal Amount for contract year eleven = 5% of new benefit base of $275,000 = $13,750.

Appendix C

Guaranteed Minimum Accumulation Benefit Examples

Example 1: Setting of Initial Values

The values shown are based on the following assumptions:

•	owner age at issue = 60
•	annuitant = same as owner
•	initial purchase payment = $100,000

Contract Year (beginning of year)	Purchase Payment	Withdrawal	Contract Value	GMAB Value
1	$100,000	$0	$100,000	$100,000

•	On the contract effective date, the GMAB value is equal to initial purchase payment. The GMAB value will be increased by any purchase payments received in the first two contract years.

Example 2: Annual Reset

The values shown are based on the following assumptions:

•	owner age at issue = 60
•	annuitant = same as owner
•	initial purchase payment = $100,000
•	death benefit = Basic Death Benefit

Contract Year (end of year)	Age	Purchase Payment	Withdrawal	Contract Value	GMAB Value	Death Benefit
1	61	$100,000	$0	$107,085	$100,000	$107,085
2	62			114,672	114,672	114,672
3	63			122,796	122,796	122,796
4	64			131,496	131,496	131,496
5	65			140,813	140,813	140,813
6	66			150,789	140,813	150,789
7	67			161,473	140,813	161,473
8	68			172,913	140,813	172,913
9	69			185,164	140,813	185,164
10	70			198,282	140,813	198,282
11	71			212,330	140,813	212,330
12	72			227,374	140,813	227,374
13	73			243,483	140,813	243,483
14	74			260,864	140,813	260,864
15	75			279,486	140,813	279,486
16	76			300,791	0	300,791

•	On the contract effective date, the GMAB value is equal to the initial purchase payment of $100,000.
•	Beginning on the second contract anniversary, the owner resets the GMAB to the contract value. The owner requests this reset each contract year through year five.
•	At the end of the tenth contract year from the last reset, the contract value is greater than the GMAB value. The contract value remains as is, and the GMAB value is set to zero.

Example 3: Impact of a Withdrawal

The values shown are based on the following assumptions:

•	owner age at issue = 60
•	annuitant = same as owner
•	initial purchase payment = $100,000
•	death benefit = Basic Death Benefit

Contract Year (end of year)	Age	Purchase Payment	Withdrawal	Contract Value	GMAB Value	Death Benefit
1	61	$100,000	$0	$107,085	$100,000	$107,085
2	62		0	114,672	100,000	114,672
3	63		0	122,796	100,000	122,796
4	64		0	131,496	100,000	131,496
5	65		0	140,813	100,000	140,813
6	66		0	150,789	100,000	150,789
7	67		0	161,473	100,000	161,473
8	68		15,000	157,913	91,325	157,913
9	69		0	169,101	91,325	169,101
10	70		0	181,082	91,325	181,082
11	71		0	194,788	0	194,788

•	On the contract effective date, the GMAB value is equal to the initial purchase payment of $100,000.
•	The owner does not elect to reset the benefit.
•	A withdrawal of $15,000 is taken in contract year eight.
•	As a result of the withdrawal, the GMAB value is reduced in direct proportion to the contract value reduction for the withdrawal.
•	The contract value prior to withdrawal = $172,913.
•	The GMAB value after the withdrawal = GMAB value prior to the withdrawal – ((withdrawal / contract value prior to the withdrawal) x (GMAB value prior to the withdrawal)).

GMAB value = $100,000 – (($15,000 / $172,913) x ($100,000))

 = $100,000 – $8,675 = $91,325.

•	The contract value is reduced for the amount of the withdrawal. The return of premium portion of the death benefit is reduced proportionately for the withdrawal.
•	At the end of the tenth contract year, the contract value is greater than the GMAB value. The contract value remains as is, and the GMAB value is set to zero.

Example 4: Additional Purchase Payments

The values shown are based on the following assumptions:

•	owner age at issue = 60
•	annuitant = same as owner
•	initial purchase payment = $100,000
•	death benefit = Basic Death Benefit

Contract Year (end of year)	Age	Purchase Payment	Withdrawal	Contract Value	GMAB Value	Death Benefit
1	61	$100,000	$0	$107,085	$100,000	$107,085
2	62	25,000		141,443	125,000	141,443
3	63	25,000		178,235	125,000	178,235
4	64	25,000		217,635	125,000	217,635
5	65	0		233,054	125,000	233,054
6	66	0		249,566	125,000	249,566
7	67	0		267,381	125,000	267,381
8	68	0		286,468	125,000	286,468
9	69	0		306,917	125,000	306,917
10	70	0		328,826	125,000	328,826
11	71	0		353,892	0	353,892

•	On the contract effective date, the GMAB value is equal to the initial purchase payment of $100,000.
•	The owner does not elect to reset the benefit.
•	Additional purchase payments are made in contract years two, three and four.
•	The GMAB value is increased for the purchase payment made in the second contract year.
•	The GMAB value is not increased for the purchase payments made in contract years three and four.
•

At the end of the tenth contract year, the contract value attributed to the contributions in contract years one and two is $234,876 = $328,826 x ($125,000 / $175,000). Since this is greater than the GMAB value of $125,000, the contract value remains as is, and the GMAB value is set to zero.

Appendix D

MassMutual Guaranteed Income Plus 5 Examples – 2008 Version

Example 1: Setting of Initial Values

The values shown are based on the following assumptions:

•	owner age at issue = 60
•	annuitant = same as owner
•	initial purchase payment = $100,000
•	no withdrawals are taken

Contract Year (beginning of year)	Purchase Payment	Withdrawal	Contract Value	GMIB Value	Monthly Income Benefit
1	$100,000	$0	$100,000	$105,000	$0

•	On the contract effective date, the GMIB value is equal to the initial contribution increased by 5%.

Example 2: No Withdrawals

The values shown are based on the following assumptions:

•	owner age at issue = 60
•	annuitant = same as owner
•	initial purchase payment = $100,000
•	death benefit = Basic Death Benefit

Contract Year (end of year)	Age	Purchase Payment	Withdrawal	Contract Value	GMIB Value	Monthly Income Benefit	Death Benefit
1	61	$100,000	$0	$104,916	$105,000	$0	$104,916
2	62			110,074	110,250	0	110,074
3	63			115,485	115,763	0	115,485
4	64			121,161	121,551	0	121,161
5	65			127,115	127,628	0	127,115
6	66			133,361	134,010	0	133,361
7	67			139,913	140,710	0	139,913
8	68			146,786	147,746	0	146,786
9	69			153,996	155,133	0	153,996
10	70			161,559	162,889	831	161,559

•	On the contract effective date, the GMIB value is equal to the initial contribution increased by 5%.
•	Each contract year, the GMIB value is increased by 5%.
•

At the end of the tenth contract year, the GMIB can be exercised and begin an income stream. The Monthly Income Benefit value of $831 is the monthly income amount that would be received by annuitizing the GMIB value of $162,889 for a male age 70 for a life income annuity option.

Example 3: Withdrawals Reducing the GMIB Value Dollar for Dollar

The values shown are based on the following assumptions:

•	owner age at issue = 60
•	annuitant = same as owner
•	initial purchase payment = $100,000
•	death benefit = Basic Death Benefit

Contract Year (end of year)	Age	Purchase Payment	Withdrawal	Contract Value	GMIB Value	Monthly Income Benefit	Death Benefit
1	61	$100,000	$0	$104,916	$105,000	$0	$104,916
2	62		5,250	104,833	105,000	0	104,833
3	63		5,250	104,744	105,000	0	104,744
4	64		5,250	104,651	105,000	0	104,651
5	65		5,250	104,552	105,000	0	104,552
6	66		5,250	104,448	105,000	0	104,448
7	67		5,250	104,337	105,000	0	104,337
8	68		5,250	104,221	105,000	0	104,221
9	69		5,250	104,098	105,000	0	104,098
10	70		5,250	103,968	105,000	535	103,968

•	On the contract effective date, the GMIB value is equal to the initial contribution increased by 5%.
•	Each contract year, the GMIB value is increased by 5%.
•	Beginning in the second contract year, withdrawals of the GMIB interest are taken; the GMIB value is reduced dollar for dollar since the withdrawals are equal to the GMIB interest.
•	The contract value is reduced by the amount of the withdrawals. The return of premium aspect of the death benefit is reduced proportionately for the withdrawals.
•

At the end of the tenth contract year, the GMIB can be exercised and begin an income stream. The Monthly Income Benefit value of $535 is the monthly income amount that would be received by annuitizing the GMIB value of $105,000 for a male age 70 for a life income annuity option.

Example 4: Withdrawal Reducing the GMIB Value Proportionately

The values shown are based on the following assumptions:

•	owner age at issue = 60
•	annuitant = same as owner
•	initial purchase payment = $100,000
•	death benefit = Basic Death Benefit

Contract Year (end of year)	Age	Purchase Payment	Withdrawal	Contract Value	GMIB Value	Monthly Income Benefit	Death Benefit
1	61	$100,000	$0	$104,916	$105,000	$0	$104,916
2	62		0	110,074	110,250	0	110,074
3	63		0	115,485	115,763	0	115,485
4	64		0	121,161	121,551	0	121,161
5	65		12,000	115,134	115,613	0	115,134
6	66		0	120,791	121,394	0	120,791
7	67		0	126,726	127,464	0	126,726
8	68		0	132,951	133,837	0	132,951
9	69		0	139,482	140,529	0	139,482
10	70		0	146,332	147,555	753	146,332

•	On the contract effective date, the GMIB value is equal to the initial contribution increased by 5%.
•	Each contract year, the GMIB value is increased by 5%.
•

A withdrawal of $12,000 is taken in the fifth contract year. Since this withdrawal is greater than the interest credited to the GMIB value, the GMIB value is reduced dollar for dollar up to the interest credited, and reduced in direct proportion to the contract value reduction, for the amount of the withdrawal greater than the GMIB interest credited.

•	The contract value prior to the withdrawal = $127,322.
•	The GMIB value prior to the excess withdrawal = $121,551.
•	The GMIB interest credited = $6,077.

•	The excess withdrawal = $5,923 ($12,000 – $6,077).
•	The contract value prior to excess withdrawal = $121,245 ($127,322 – $6,077).
•

The GMIB value after the excess withdrawal = GMIB value prior to the excess withdrawal – ((excess withdrawal / contract value prior to the excess withdrawal) x (GMIB value prior to the excess withdrawal)).

GMIB value = $121,551 – (($5,923 / $121,245) x ($121,551))

                          = $121,551 – $5,938 = $115,613.

•	The contract value is reduced by the amount of the withdrawals. The return of premium aspect of the death benefit is reduced proportionately for the withdrawals.
•

At the end of the tenth contract year, the GMIB can be exercised and begin an income stream. The Monthly Income Benefit value of $753 is the monthly income amount that would be received by annuitizing the GMIB value of $147,555 for a male age 70 for a life income annuity option.

Example 5: Annual Reset

The values shown are based on the following assumptions:

•	owner age at issue = 60
•	annuitant = same as owner
•	initial purchase payment = $100,000
•	death benefit = Basic Death Benefit

Contract Year (end of year)	Age	Purchase Payment	Withdrawal	Contract Value	GMIB Value	Monthly Income Benefit	Death Benefit
At Issue	60	$100,000	$0	$100,000	$105,000	$0	$100,000
1	61			106,867	106,867		106,867
2	62			114,206	114,206		114,206
3	63			122,050	122,050		122,050
4	64			130,431	130,431		130,431
5	65			139,388	139,388		139,388
6	66			148,961	148,961		148,961
7	67			159,191	159,191		159,191
8	68			170,123	170,123		170,123
9	69			181,806	181,806		181,806
10	70			194,291	194,291		194,291

•	On the contract effective date, the GMIB value is equal to the initial contribution increased by 5%.
•	Each contract year, the GMIB value is increased by 5%.
•

Each contract anniversary, prior to the annuitant attaining age 81, if your contract value is greater than your GMIB value, we will reset your GMIB value to equal your contract value (unless you instruct otherwise by written request). The GMIB value will then be increased by 5%.

•	At the end of the tenth contract year from the last reset, the GMIB can be exercised and begin an income stream.

Example 6: Additional Purchase Payments

The values shown are based on the following assumptions:

•	owner age at issue = 60
•	annuitant = same as owner
•	initial purchase payment = $100,000
•	death benefit = Basic Death Benefit

Contract Year (end of year)	Age	Purchase Payment	Withdrawal	Contract Value	GMIB Value	Monthly Income Benefit	Death Benefit
1	61	$100,000	$0	$104,916	$105,000	$0	$104,916
2	62	25,000		136,303	136,500		136,303
3	63	25,000		169,407	169,407		169,407
4	64	25,000		204,139	204,139		204,139
5	65	0		214,175	214,346		214,175
6	66	0		224,704	225,063		224,704
7	67	0		235,749	236,316		235,749
8	68	0		247,336	248,132		247,336
9	69	0		259,620	260,538		259,620
10	70	0		272,514	273,565		272,514

•	On the contract effective date, the GMIB value is equal to the initial contribution increased by 5%.
•	Each contract year, the GMIB value is increased by 5%.
•	A contribution of $25,000 is made in contract years two, three and four.
•	The GMIB value in contract year two is increased by the amount of the contribution.
•	The contributions in contract years three and four are not included in the GMIB value, although the GMIB value increases due to the automatic reset.
•	At the end of the tenth contract year from the last reset, the GMIB can be exercised and begin an income stream.

Example 7: 60% GMIB Value at Age 90

The values shown are based on the following assumptions:

•	owner age at issue = 75
•	annuitant = same as owner
•	initial purchase payment = $125,000
•	rider effective date = contract effective date
•	death benefit = Basic Death Benefit

Contract Year (end of year)	Age	Purchase Payment	Withdrawal	Contract Value	GMIB Value	Monthly Income Benefit	Death Benefit
1	76	$125,000	$6,250	$117,590	$125,000	$0	$118,702
2	77		6,250	110,199	125,000	0	112,342
3	78		6,250	102,827	125,000	0	105,917
4	79		6,250	95,473	125,000	0	99,422
5	80		6,250	88,098	125,000	0	92,853
6	81		6,250	80,742	125,000	0	86,200
7	82		6,250	73,405	125,000	0	79,457
8	83		6,250	66,086	125,000	0	72,615
9	84		6,250	58,786	125,000	0	65,663
10	85		6,250	51,504	125,000	1,142	58,587
11	86		6,250	44,241	125,000	1,199	51,369
12	87		6,250	36,997	125,000	1,259	43,987
13	88		6,250	29,770	125,000	1,324	36,406
14	89		6,250	22,563	125,000	1,393	28,575
15	90		6,250	75,000	125,000	0	75,000

•	On the contract effective date, the GMIB value is equal to the initial contribution increased by 5%.
•	Each contract year, the GMIB value is increased by 5%.
•	Withdrawals of the allowable GMIB amount are taken each contract year.
•	At the end of the fifteenth contract year, the owner elects not to annuitize the GMIB value. The contract value is increased to equal 60% of the GMIB value. The GMIB terminates.

Example 8: Impact of Contingent Deferred Sales Charge (CDSC) When 5% Withdrawn is Greater than Free Withdrawal Allowance

The values shown are based on the following assumptions:

•	owner age at issue = 60
•	annuitant = same as owner
•	initial purchase payment = $100,000
•	rider effective date = contract effective date
•	death benefit = Basic Death Benefit

Contract Year (end of year)	Age	Purchase Payment	Withdrawal	Contract Value	GMIB Value	Death Benefit
1	61	$100,000	$5,000	$82,352	$100,000	$94,288
2	62		5,000	66,820	100,000	87,740
3	63		5,000	53,150	100,000	80,219
4	64		5,000	41,119	100,000	71,555
5	65		5,000	30,484	100,000	61,442

•	On the contract effective date, the GMIB value is equal to the initial contribution increased by 5%.
•	Each contract year, the GMIB value is increased by 5%.
•	Withdrawals of the allowable GMIB amount are taken each contract year.
•

In the fifth contract year, the free withdrawal amount is $4,112. The amount withdrawn of $5,000 is greater than the 10% free withdrawal amount. The contract value is reduced by the applicable CDSC. The CDSC is assessed on the value withdrawn in excess of the free withdrawal amount. The GMIB value remains at $100,000; it is not reduced by the CDSC, as the amount withdrawn is not greater than the allowed GMIB amount.

•	The return of premium aspect of the death benefit is reduced proportionately for the withdrawals.

Example 9: Withdrawals After Reaching the Maximum GMIB Value

The values shown are based on the following assumptions:

•	owner age at issue = 60
•	annuitant = same as owner
•	initial purchase payment = $100,000
•	death benefit = Basic Death Benefit

Contract Year (end of year)	Age	Purchase Payment	Withdrawal	Contract Value	GMIB Value	Death Benefit
1	61	$100,000	$0	$101,990	$105,000	$101,990
2	62		0	103,999	110,250	103,999
3	63		0	106,026	115,763	106,026
4	64		0	108,069	121,551	108,069
5	65		0	110,127	127,628	110,127
6	66		0	112,198	134,010	112,198
7	67		0	114,280	140,710	114,280
8	68		0	116,373	147,746	116,373
9	69		0	118,472	155,133	118,472
10	70		0	120,577	162,889	120,577
11	71		0	122,686	171,034	122,686
12	72		0	124,794	179,586	124,794
13	73		0	126,900	188,565	126,900
14	74		0	129,000	197,993	129,000
15	75		0	131,144	200,000	131,144
16	76		0	133,345	200,000	133,345
17	77		15,000	120,641	177,930	120,641

•	On the contract effective date, the GMIB value is equal to the initial contribution increased by 5%.
•	Each contract year, the GMIB value is increased by 5%.
•

In the fifteenth contract year, the GMIB value reaches the maximum GMIB value of $200,000 (200% of contributions in the first two contract years). Once the maximum GMIB value is reached, it no longer increases by 5% each year.

•

A withdrawal of $15,000 is taken in the seventeenth contract year. Since interest is no longer credited to the GMIB value, this withdrawal is considered an excess withdrawal and the GMIB value is reduced in direct proportion to the contract value reduction, for full amount of the withdrawal.

•	The contract value prior to the withdrawal = $135,930.
•	The GMIB value prior to the withdrawal = $200,000.
•	The GMIB interest credited = $0.
•	The excess withdrawal = $15,000.
•

The GMIB value after the excess withdrawal = GMIB value prior to the excess withdrawal – ((excess withdrawal / contract value prior to the excess withdrawal) x (GMIB value prior to the excess withdrawal)).

GMIB value = $200,000 – (($15,000 / $135,930) x ($200,000))

                          = $200,000 – $22,070 = $177,930.

•	The contract value is reduced by the amount of the withdrawal. The return of premium aspect of the death benefit is reduced proportionately for the withdrawal.

Appendix E – Funds

2008 Version: Contracts Applied for on or after 9/8/2008, Subject to State Availability

The contract offers the following funds. We may add, remove or substitute funds.

Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser	Asset Class
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Financial Services Fund (Series II Shares)[1]	Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	Sector
Invesco V.I. Global Health Care Fund (Series II Shares)[2]	Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	Sector
Invesco V.I. Technology Fund (Series II Shares)[3]	Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	Sector
Fidelity ® Variable Insurance Products
Fidelity® VIP Contrafund® Portfolio (Service Class 2)

Adviser: Fidelity Management & Research Company

Sub-Adviser: FMR Co., Inc.; Fidelity Research & Analysis Company; Fidelity Management & Research (U.K.) Inc.; Fidelity International Investment Advisors; Fidelity International Investment Advisors (U.K.) Limited; Fidelity Investments Japan Limited

Large Cap Blend
ING Investors Trust
ING Clarion Global Real Estate Portfolio (Class S)	Adviser: ING Investments, LLC Sub-Adviser: ING Clarion Real Estate Securities LLC	Sector
MML Series Investment Fund
MML Aggressive Allocation Fund (Service Class)	Adviser: MassMutual Sub-Adviser: N/A	Asset Allocation
MML American Funds® Core Allocation Fund (Service Class I)	Adviser: MassMutual Sub-Adviser: N/A	Asset Allocation
MML American Funds® Growth Fund (Service Class I)	Adviser: MassMutual Sub-Adviser: N/A	Large Cap Growth
MML American Funds® International Fund (Service Class I)	Adviser: MassMutual Sub-Adviser: N/A	International/Global
MML Asset Allocation Fund (Service Class)	Adviser: MassMutual Sub-Adviser: Capital Guardian Trust Company	Balanced
MML Balanced Allocation Fund (Service Class)	Adviser: MassMutual Sub-Adviser: N/A	Asset Allocation

Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser	Asset Class
MML Blue Chip Growth Fund (Service Class)	Adviser: MassMutual Sub-Adviser: T. Rowe Price Associates, Inc.	Large Cap Growth
MML Concentrated Growth Fund (Service Class I)	Adviser: MassMutual Sub-Adviser: Legg Mason Capital Management, Inc.	Large Cap Growth
MML Conservative Allocation Fund (Service Class)	Adviser: MassMutual Sub-Adviser: N/A	Asset Allocation
MML Emerging Growth Fund (Service Class)	Adviser: MassMutual Sub-Adviser: Essex Investment Management Company, LLC and Insight Capital Research & Management, Inc.	Small/Mid-Cap Growth
MML Equity Income Fund (Service Class)	Adviser: MassMutual Sub-Adviser: T. Rowe Price Associates, Inc.	Large Cap Value
MML Equity Index Fund (Service Class I)	Adviser: MassMutual Sub-Adviser: Northern Trust Investments, N.A.	Large Cap Blend
MML Foreign Fund (Service Class)	Adviser: MassMutual Sub-Adviser: Templeton Investment Counsel, LLC	International/Global
MML Global Fund (Service Class I)	Adviser: MassMutual Sub-Adviser: Massachusetts Financial Services Company	International/Global
MML Growth Allocation Fund (Service Class)	Adviser: MassMutual Sub-Adviser: N/A	Asset Allocation
MML Growth & Income Fund (Service Class)	Adviser: MassMutual Sub-Adviser: Capital Guardian Trust Company	Large Cap Blend
MML Income & Growth Fund (Service Class)	Adviser: MassMutual Sub-Adviser: American Century Investment Management, Inc.	Large Cap Value
MML Large Cap Growth Fund (Service Class)	Adviser: MassMutual Sub-Adviser: Rainier Investment Management, Inc.	Large Cap Growth
MML Large Cap Value Fund (Service Class)	Adviser: MassMutual Sub-Adviser: Davis Selected Advisers, L.P.	Large Cap Value
MML Mid Cap Growth Fund (Service Class)	Adviser: MassMutual Sub-Adviser: T. Rowe Price Associates, Inc.	Small/Mid-Cap Growth

Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser	Asset Class
MML Mid Cap Value Fund (Service Class)	Adviser: MassMutual Sub-Adviser: American Century Investment Management, Inc.	Small/Mid-Cap Value
MML Moderate Allocation Fund (Service Class)	Adviser: MassMutual Sub-Adviser: N/A	Asset Allocation
MML NASDAQ-100® Fund (Service Class)	Adviser: MassMutual Sub-Adviser: Northern Trust Investments, N.A.	Large Cap Growth
MML Small Cap Growth Equity Fund (Service Class)	Adviser: MassMutual Sub-Advisers: Waddell & Reed Investment Management Company and Wellington Management Company, LLP	Small/Mid-Cap Growth
MML Small Cap Index Fund (Service Class)	Adviser: MassMutual Sub-Adviser: Northern Trust Investments, N.A.	Small/Mid-Cap Blend
MML Small/Mid Cap Value Fund (Service Class)	Adviser: MassMutual Sub-Adviser: AllianceBernstein L.P.	Small/Mid-Cap Value
MML Small Company Value Fund (Service Class I)	Adviser: MassMutual Sub-Adviser: T. Rowe Price Associates, Inc.	Small/Mid-Cap Value
MML Series Investment Fund II
MML Blend Fund (Service Class)	Adviser: MassMutual Sub-Adviser: Babson Capital Management LLC	Balanced
MML China Fund (Service Class I)	Adviser: MassMutual Sub-Adviser: Baring International Investment Limited	International/Global
MML Enhanced Index Core Equity Fund (Service Class)	Adviser: MassMutual Sub-Adviser: Babson Capital Management LLC	Large Cap Blend
MML Equity Fund (Service Class)	Adviser: MassMutual Sub-Advisers: OppenheimerFunds, Inc. and Loomis Sayles & Company L.P.	Large Cap Value
MML High Yield Fund (Service Class I)	Adviser: MassMutual Sub-Adviser: Babson Capital Management LLC	Fixed Income
MML Inflation-Protected and Income Fund (Service Class)	Adviser: MassMutual Sub-Adviser: Babson Capital Management LLC	Fixed Income
MML Managed Bond Fund (Service Class)	Adviser: MassMutual Sub-Adviser: Babson Capital Management LLC	Fixed Income

Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser	Asset Class
MML Money Market Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Babson Capital Management LLC	Short Term/Stable Value
MML Short-Duration Bond Fund (Service Class I)	Adviser: MassMutual Sub-Adviser: Babson Capital Management LLC	Fixed Income
MML Small Cap Equity Fund (Service Class)	Adviser: MassMutual Sub-Adviser: OppenheimerFunds, Inc.	Small/Mid-Cap Blend
MML Strategic Emerging Markets Fund (Service Class I)	Adviser: MassMutual Sub-Adviser: Baring International Investment Limited	International/Global
Oppenheimer Variable Account Funds
Oppenheimer Balanced Fund/VA (Service Shares)*	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Balanced
Oppenheimer Capital Appreciation Fund/VA (Service Shares)	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Large Cap Growth
Oppenheimer Global Securities Fund/VA (Service Shares)	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	International/Global
Oppenheimer Global Strategic Income Fund/VA (Service Shares)[4]	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Fixed Income
Oppenheimer High Income Fund/VA (Service Shares)*	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Fixed Income
Oppenheimer Main Street Fund®/VA (Service Shares)	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Large Cap Blend
Oppenheimer Small- & Mid-Cap Growth Fund/VA (Service Shares)[5]	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Small/Mid-Cap Growth
Panorama Series Fund, Inc.
Oppenheimer International Growth Fund/VA (Service Shares)	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	International/Global
PIMCO Variable Insurance Trust
PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class)	Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A	Sector

*	Unavailable in contracts issued on or after May 1, 2009. For contracts issued prior to May 1, 2009, you may not allocate any new money to this fund via purchase payments or transfers.
[1]	Formerly known as the AIM V.I. Financial Services Fund.
[2]	Formerly known as the AIM V.I. Global Health Care Fund.
[3]	Formerly known as the AIM V.I. Technology Fund.
[4]	Formerly known as the Oppenheimer Strategic Bond Fund/VA.
[5]	Formerly known as the Oppenheimer MidCap Fund/VA.

There is no assurance that the funds will achieve their stated objective. The fund prospectuses contain more detailed information about the funds. We will deliver current fund prospectuses to you. You may also contact our Service Center and request current fund prospectuses at any time. You should read the information contained in the fund prospectuses carefully before investing.

Appendix F – Funds

Pre-2008 Version: Contracts Applied for Prior to 9/8/2008 or in States Where the 2008 Version Was Unavailable

The contract offers the following funds. We may add, remove or substitute funds.

Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser	Asset Class
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Financial Services Fund (Series I Shares)[1]	Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	Sector
Invesco V.I. Global Health Care Fund (Series I Shares)[2]	Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	Sector
Invesco V.I. Technology Fund (Series I Shares)[3]	Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	Sector
Fidelity ® Variable Insurance Products
Fidelity® VIP Contrafund® Portfolio (Initial Class)

Adviser: Fidelity Management & Research Company

Sub-Adviser: FMR Co., Inc.; Fidelity Research & Analysis Company; Fidelity Management & Research (U.K.) Inc.; Fidelity International Investment Advisors; Fidelity International Investment Advisors (U.K.) Limited; Fidelity Investments Japan Limited

Large Cap Blend
ING Investors Trust
ING Clarion Global Real Estate Portfolio (Class S)	Adviser: ING Investments, LLC Sub-Adviser: ING Clarion Real Estate Securities LLC	Sector
MML Series Investment Fund
MML Aggressive Allocation Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: N/A	Asset Allocation
MML American Funds® Core Allocation Fund (Service Class I)	Adviser: MassMutual Sub-Adviser: N/A	Asset Allocation
MML American Funds® Growth Fund (Service Class I)	Adviser: MassMutual Sub-Adviser: N/A	Large Cap Growth
MML American Funds® International Fund (Service Class I)	Adviser: MassMutual Sub-Adviser: N/A	International/Global
MML Asset Allocation Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Capital Guardian Trust Company	Balanced
MML Balanced Allocation Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: N/A	Asset Allocation

Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser	Asset Class
MML Blue Chip Growth Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: T. Rowe Price Associates, Inc.	Large Cap Growth
MML Concentrated Growth Fund (Class I)	Adviser: MassMutual Sub-Adviser: Legg Mason Capital Management, Inc.	Large Cap Growth
MML Conservative Allocation Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: N/A	Asset Allocation
MML Emerging Growth Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Essex Investment Management Company, LLC and Insight Capital Research & Management, Inc.	Small/Mid-Cap Growth
MML Equity Income Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: T. Rowe Price Associates, Inc.	Large Cap Value
MML Equity Index Fund (Class I)	Adviser: MassMutual Sub-Adviser: Northern Trust Investments, N.A.	Large Cap Blend
MML Foreign Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Templeton Investment Counsel, LLC	International/Global
MML Global Fund (Class I)	Adviser: MassMutual Sub-Adviser: Massachusetts Financial Services Company	International/Global
MML Growth Allocation Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: N/A	Asset Allocation
MML Growth & Income Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Capital Guardian Trust Company	Large Cap Blend
MML Income & Growth Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: American Century Investment Management, Inc.	Large Cap Value
MML Large Cap Growth Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Rainier Investment Management, Inc.	Large Cap Growth
MML Large Cap Value Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Davis Selected Advisers, L.P.	Large Cap Value
MML Mid Cap Growth Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: T. Rowe Price Associates, Inc.	Small/Mid-Cap Growth

Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser	Asset Class
MML Mid Cap Value Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: American Century Investment Management, Inc.	Small/Mid-Cap Value
MML Moderate Allocation Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: N/A	Asset Allocation
MML NASDAQ-100® Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Northern Trust Investments, N.A.	Large Cap Growth
MML Small Cap Growth Equity Fund (Initial Class)	Adviser: MassMutual Sub-Advisers: Waddell & Reed Investment Management Company and Wellington Management Company, LLP	Small/Mid-Cap Growth
MML Small Cap Index Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Northern Trust Investments, N.A.	Small/Mid-Cap Blend
MML Small/Mid Cap Value Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: AllianceBernstein L.P.	Small/Mid-Cap Value
MML Small Company Value Fund (Service Class I)	Adviser: MassMutual Sub-Adviser: T. Rowe Price Associates, Inc.	Small/Mid-Cap Value
MML Series Investment Fund II
MML Blend Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Babson Capital Management LLC	Balanced
MML China Fund (Service Class I)	Adviser: MassMutual Sub-Adviser: Baring International Investment Limited	International/Global
MML Enhanced Index Core Equity Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Babson Capital Management LLC	Large Cap Blend
MML Equity Fund (Initial Class)	Adviser: MassMutual Sub-Advisers: OppenheimerFunds, Inc. and Loomis Sayles & Company L.P.	Large Cap Value
MML High Yield Fund (Service Class I)	Adviser: MassMutual Sub-Adviser: Babson Capital Management LLC	Fixed Income
MML Inflation-Protected and Income Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Babson Capital Management LLC	Fixed Income

Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser	Asset Class
MML Managed Bond Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Babson Capital Management LLC	Fixed Income
MML Money Market Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Babson Capital Management LLC	Short Term/Stable Value
MML Short-Duration Bond Fund (Service Class I)	Adviser: MassMutual Sub-Adviser: Babson Capital Management LLC	Fixed Income
MML Small Cap Equity Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: OppenheimerFunds, Inc.	Small/Mid-Cap Blend
MML Strategic Emerging Markets Fund (Service Class I)	Adviser: MassMutual Sub-Adviser: Baring International Investment Limited	International/Global
Oppenheimer Variable Account Funds
Oppenheimer Balanced Fund/VA (Non-Service Shares)**	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Balanced
Oppenheimer Capital Appreciation Fund/VA (Non-Service Shares)	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Large Cap Growth
Oppenheimer Global Securities Fund/VA (Non-Service Shares)	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	International/Global
Oppenheimer Global Strategic Income Fund/VA (Non-Service Shares)[4]	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Fixed Income
Oppenheimer High Income Fund/VA (Non-Service Shares)**	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Fixed Income
Oppenheimer Main Street Fund®/VA (Non-Service Shares)	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Large Cap Blend
Oppenheimer Money Fund/VA (Non-Service Shares)*	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Short Term/Stable Value
Oppenheimer Small- & Mid-Cap Growth Fund/VA (Non-Service Shares)[5]	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Small/Mid-Cap Growth
Panorama Series Fund, Inc.
Oppenheimer International Growth Fund/VA (Non-Service Shares)	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	International/Global

Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser	Asset Class
PIMCO Variable Insurance Trust
PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class)	Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A	Sector

*	Unavailable in contracts issued on or after January 19, 2008.
**	Effective May 1, 2009 and after, you may not allocate any new money to this fund via purchase payments or transfers.
[1]	Formerly known as the AIM V.I. Financial Services Fund.
[2]	Formerly known as the AIM V.I. Global Health Care Fund.
[3]	Formerly known as the AIM V.I. Technology Fund.
[4]	Formerly known as the Oppenheimer Strategic Bond Fund/VA.
[5]	Formerly known as the Oppenheimer MidCap Fund/VA.

There is no assurance that the funds will achieve their stated objective. The fund prospectuses contain more detailed information about the funds. We will deliver current fund prospectuses to you. You may also contact our Service Center and request current fund prospectuses at any time. You should read the information contained in the fund prospectuses carefully before investing.

Appendix G

Custom Allocation Choice Select

If you participate in Custom Allocation Choice Select, you must allocate your purchase payments within the minimum and maximum range listed for the asset classes below.

Asset Class	Fixed Income Funds	Large Cap Value Funds	Large Cap Blend/ Growth Funds	Mid Cap Value/ Growth Funds	International/ Global Funds
Range	40% to 60%	20% to 25%	20% to 25%	0% to 10%	0% to 10%

Following are the funds within each asset class that are available through Custom Allocation Choice Select:

Fixed Income

MML Managed Bond Fund

Large Cap Value Funds

MML Equity Fund

MML Large Cap Value Fund

MML Equity Income Fund

Large Cap Blend/Growth Funds

MML Equity Index Fund

MML American Funds® Growth Fund

Mid Cap Value/Growth Funds

MML Mid Cap Value Fund

MML Mid Cap Growth Fund

International/Global Funds

MML Global Fund

Oppenheimer Global Securities Fund/VA

MML American Funds® International Fund

You may only elect Custom Allocation Choice Select if you are participating in the Guaranteed Minimum Accumulation Benefit.

Appendix H

Custom Allocation Choice

For contracts applied for on or after May 1, 2009 and issued prior to May 1, 2010.

If you participate in Custom Allocation Choice you must allocate your purchase payments within the minimum and maximum range listed for the asset classes below.

No allocation greater than 25% is allowed in any one fund.

Asset Class	Fixed Income Funds		Balanced & Large Cap Value Funds	Large Cap Blend & Growth Funds	Small/ Mid Cap Value Funds	Small/ Mid Cap Blend & Growth Funds	International/ Global Funds	Sector/ Specialty A Funds	Sector/ Specialty B Funds
	If GMAB* is elected.	If GMAB* is NOT elected.
Range	35% to 65%	0% to 65%	15% to 25%	15% to 25%	0% to 10%	0% to 10%	5% to 20%	0% to 5%	0% to 5%
*	Guaranteed Minimum Accumulation Benefit

Fixed Income Funds	Small/Mid Cap Blend & Growth Funds
MML Inflation-Protected & Income Fund	MML Small Cap Equity Fund
MML Managed Bond Fund	MML Small Cap Index Fund
Oppenheimer Global Strategic Income Fund/VA	MML Small Cap Growth Equity Fund
Balanced & Large Cap Value Funds	MML Mid Cap Growth Fund
MML Blend Fund	Oppenheimer Small- & Mid-Cap Growth Fund/VA
MML Asset Allocation Fund	International/Global Funds
MML Income & Growth Fund	MML American Funds® International Fund
MML Large Cap Value Fund	MML Global Fund
MML Equity Fund	MML Foreign Fund
MML Equity Income Fund	Oppenheimer Global Securities Fund/VA
Large Cap Blend & Growth Funds	Oppenheimer International Growth Fund/VA
MML American Funds® Growth Fund	Sector/Specialty A Funds
MML Enhanced Index Core Equity Fund	MML China Fund
MML Growth & Income Fund	MML Strategic Emerging Markets Fund
MML Equity Index Fund	MML Emerging Growth Fund
Fidelity® VIP Contrafund® Portfolio	MML NASDAQ-100® Fund
Oppenheimer Main Street Fund®/VA	Invesco V.I. Global Health Care Fund
MML Large Cap Growth Fund	Invesco V.I. Technology Fund
MML Concentrated Growth Fund	PIMCO VIT CommodityRealReturn® Strategy
MML Blue Chip Growth Fund	Portfolio
Oppenheimer Capital Appreciation Fund/VA	Sector/Specialty B Funds
Small/Mid Cap Value Funds	Invesco V.I. Financial Services Fund
MML Mid Cap Value Fund	ING Clarion Global Real Estate Portfolio
MML Small/Mid Cap Value Fund
MML Small Company Value Fund

If you applied for your contract before May 1, 2009, contact our Service Center or your registered representative for details about ranges, asset classes and investment choices.

Custom Allocation Choice is unavailable to contracts issued on or after May 1, 2010.

Appendix I

Additional Features Unavailable to New Sales

Guaranteed Minimum Income Benefit (GMIB)

We no longer sell contracts offering the GMIB. If you applied for your contract before April 1, 2009 and you elected a GMIB feature, see the chart below to identify which GMIB feature(s) were available to you when we issued your contract.

GMIB 5

The GMIB 5 is not available in contracts we currently issue.

GMIB 5 was available if you applied for your contract from 9/1/2007 to 3/31/2009 (subject to state availability).

Certain aspects of the GMIB 5 vary depending on when we issued your contract.
See “GMIB 5 & GMIB 6 – 2008 and Pre-2008 Version.”

GMIB 6

The GMIB 6 is not available in contracts we currently issue.

GMIB 6 was available if you applied for your contract from 9/1/2007 to 12/2/2008 (subject to state availability).

Certain aspects of the GMIB 6 vary depending on when we issued your contract. See “GMIB 5 & GMIB 6 – 2008 and Pre-2008 Version.”

Basic GMIB

The Basic GMIB is not available in contracts we currently issue.

The Basic GMIB was available if you applied for your contract prior to 9/1/2007 (subject to state availability) or after 9/1/2007 in a state where GMIB 5 and GMIB 6 were unavailable.

Important GMIB Considerations

•

Withdrawals reduce the value of the GMIB. To understand the impact of withdrawals on the GMIB value see “Appendix I – GMIB 5 & GMIB 6 – Adjustment for Withdrawals” or “Appendix I – Basic GMIB – How is the GMIB Value Calculated?”

•	This feature may not be appropriate for all contract owners. You should understand the GMIB completely before you elect this feature.

•	The GMIB does not in any way guarantee the performance of any of the investment choices available under this contract.

•	Any purchase payments made after the second contract year will not increase the GMIB value unless the GMIB value is reset.

•	Because the charge for the GMIB is a percentage of the GMIB value, an increase in the GMIB value will result in an increase in the cost of the feature.

•	Consult a tax adviser before considering the GMIB in conjunction with a tax-qualified contract because IRS minimum distribution requirements may negatively impact the benefit.

•	Please consult with a qualified financial professional when you are evaluating the GMIB and all other aspects of the contract.

GMIB 5 & GMIB 6

(MassMutual Guaranteed Income Plus 5 & MassMutual Guaranteed Income Plus 6)

The GMIB 5 and GMIB 6 are not available in contracts we currently issue. GMIB 5 was available if you applied for your contract from September 1, 2007 to March 31, 2009 (subject to state availability). GMIB 6 was available if you applied for your contract from September 1, 2007 to December 2, 2008 (subject to state availability). Certain aspects of the GMIB 5 & GMIB 6 vary depending on when we issued your contract. See “GMIB 5 & GMIB 6 – 2008 and Pre-2008 Version.”

What are GMIB 5 and GMIB 6?  GMIB 5 and GMIB 6 are features you can elect when we issue your contract. Each sets a minimum floor for a future amount that you may apply to an annuity option. We call that amount the GMIB value.

Examples.  For examples of how the benefit may work see “Appendix D – MassMutual Guaranteed Income Plus 5 Examples – 2008 Version.”

2008 and Pre-2008 Versions.  This prospectus describes two versions of the Evolution contract: the 2008 Version (applied for on or after 9/8/2008, subject to state availability); and the Pre-2008 Version (applied for prior to 9/8/2008 or in states where the 2008 Version was unavailable). In this section we will note when there are differences between the 2008 Version of GMIB 5 and GMIB 6 and the Pre-2008 Version.

References to Age.  Age is as of the nearest birthday. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months. See “Age.”

Benefit Waiting Period.  You are not eligible to apply your GMIB value to an annuity option until after your benefit waiting period. The benefit waiting period equals ten contract years, so you become eligible to apply your GMIB value to an annuity option:

•	on your tenth contract anniversary; or

•	if your GMIB value is reset, on the tenth contract anniversary following the most recent reset.

Your first contract anniversary is one calendar year from the date we issued your contract.

For additional eligibility requirements see “GMIB 5 and GMIB 6 – Eligibility for the GMIB Value.”

How is the GMIB Value Calculated?  When we issue your contract, your GMIB value will equal your initial purchase payment increased by a compound annual interest rate of 5% for GMIB 5 or 6% for GMIB 6.

Additional purchase payments made within the first two contract years are added to the GMIB value, increased on a pro-rated basis from the date of receipt by an annual interest rate of 5% for GMIB 5 or 6% for GMIB 6. If you make a withdrawal, we reduce your GMIB value by an adjustment for withdrawals.

On each contract anniversary we will increase your GMIB value by an annual interest rate of 5% for GMIB 5 or 6% for GMIB 6 and continue to make any adjustment for withdrawals. If your GMIB value is reset, we may recalculate your GMIB value as described in “GMIB 5 and GMIB 6 – What Happens On A Reset Date?” If your GMIB value is reset, then on that date we will use the new GMIB value when calculating the 5% or 6% increase. Contract anniversary values are that day’s values as of the close of the New York Stock Exchange.

The Maximum GMIB Value

GMIB 5.  If you elect GMIB 5, the maximum GMIB value is 200% of the purchase payments made to your contract value in the first two contract years, with an adjustment for withdrawals. If your GMIB value is reset, the maximum GMIB value is 200% of your most recent reset GMIB value, with an adjustment for withdrawals. During each contract year the maximum GMIB value will only be adjusted for the amount of any withdrawal that exceeds the current contract year interest credited on your GMIB value. Your GMIB value will never exceed the maximum.

Once the maximum GMIB value is reached, unless a reset occurs, the 5% interest credit will no longer be applied and all withdrawals from the contract will reduce the GMIB value in direct proportion to the contract value reduction. If a reset occurs after the maximum GMIB value is reached, then the maximum GMIB value will be reset to equal 200% of the new GMIB value and the 5% interest credit will begin again, until the maximum GMIB value is reached.

GMIB 6.  If you elect GMIB 6, the maximum GMIB value is 250% of the purchase payments made to your contract value in the first two contract years, with an adjustment for withdrawals. If your GMIB value is reset, the maximum GMIB value is 250% of your most recent reset GMIB value, with an adjustment for withdrawals. During each contract year the maximum GMIB value will only be adjusted for the amount of any withdrawal that exceeds the current contract year interest credited on your GMIB value. Your GMIB value will never exceed the maximum.

Once the maximum GMIB value is reached, unless a reset occurs, the 6% interest credit will no longer be applied and all withdrawals from the contract will reduce the GMIB value in direct proportion to the contract value reduction. If a reset occurs after the maximum GMIB value is reached, then the maximum GMIB value will be reset to equal 250% of the new GMIB value and the 6% interest credit will begin again, until the maximum GMIB value is reached.

Adjustment for Withdrawals.  If you make a withdrawal, we recalculate the GMIB value by making an adjustment for withdrawals. There are two types of adjustments for withdrawals:

Dollar For Dollar Adjustment.  During each contract year, we will lower your GMIB value for each dollar that you withdraw up to and equal to the current contract year interest credited on your GMIB value.

Pro-Rata Adjustment.  During each contract year, for any amount you withdraw that exceeds the current contract year interest credited on your GMIB value, we reflect that withdrawal amount as a percentage of contract value. Such a withdrawal may negatively impact your GMIB value. We use the percentage of contract value withdrawn to lower the GMIB value by the same percentage.

This adjustment can be described as follows: A divided by B, with the result multiplied by C, where:

•	A is the withdrawal amount in excess of the current contract year interest credited on your GMIB value;

•	B is the contract value immediately prior to the withdrawal; and

•	C is the most recently calculated GMIB value.

We consider requests to apply part of your contract value to an annuity option as a withdrawal for purposes of calculating the GMIB value.

Withdrawals may be subject to a contingent deferred sales charge.

The Reset Date for the 2008 Version (for contracts applied for on or after 9/8/2008, subject to state availability).  For the 2008 Version a reset date will automatically occur on your first contract anniversary and each subsequent contract anniversary, unless you request otherwise by written request. Once the annuitant is over age 80 the reset option is no longer available so there are no longer reset dates.

The Reset Date for the Pre-2008 Version (for contracts applied for prior to 9/8/2008 or in states where the 2008 Version was unavailable).  For the Pre-2008 Version we will not schedule an initial reset date until you request one. Once you request an initial reset date we will automatically schedule future reset dates for each subsequent contract anniversary unless you request otherwise in writing. Reset dates may occur on your second contract anniversary and any subsequent contract anniversary. To request a reset or to cancel a reset send your written request to our Service Center within 30 calendar days of the reset date. Once the annuitant is over age 75 the reset option is no longer available so there are no longer reset dates.

What Happens on a Reset Date?  As of the close of the New York Stock Exchange on the business day prior to the reset date, we will compare your GMIB value to your contract value.

1)	If at the close of the New York Stock Exchange on the business day just prior to the reset date your contract value exceeds the GMIB value, then we will reset your GMIB value by increasing it to equal that contract value. The increase will occur on the reset date. Additionally, the following will occur:

a)	On the reset date we will reset the maximum GMIB. If you elected GMIB 5, we will reset your maximum GMIB value to 200% of the new GMIB value. If you elected GMIB 6, we will reset your maximum GMIB value to 250% of the new GMIB value.

b)	On the reset date you will begin a new ten year benefit waiting period.

c)	On the reset date we will use the new GMIB value to calculate the 5% or 6% increase.

You may not apply the GMIB value to an annuity option until on or after the tenth contract anniversary following the most recent reset.

2)	If at the close of the New York Stock Exchange on the business day just prior to the reset date your contract value is less than the GMIB value, the following will occur:

a)	Your GMIB value will not be reset.

b)	The current benefit waiting period will remain in place.

Reset Examples

Example 1

Assuming:

•	You elect GMIB 5.

•	A reset is scheduled for your contract anniversary.

•	On the close of the business day just prior to your contract anniversary your contract value is $120,000 and your GMIB value is $110,250.

Then:

•	Since your contract value is higher than your GMIB value we reset your GMIB value to equal $120,000.

•	Your benefit waiting period is extended to equal 10 years from this contract anniversary.

•	Your maximum GMIB value is increased to $240,000 (200% of $120,000).

•	On this contract anniversary $6,000 is the interest credited on your GMIB value for the contract year ($120,000 x 5% for GMIB 5 = $6,000).

•

During the contract year: a) you may withdraw up to $6,000 and we will make a dollar for dollar adjustment for withdrawals to your GMIB value; b) for any withdrawal amount that exceeds $6,000 during the contract year we will make a pro-rata adjustment for withdrawals to your GMIB value and to your maximum GMIB value.

Example 2

Assuming:

•	You elect GMIB 5.

•	A reset is scheduled for your contract anniversary.

•	On the close of the business day just prior to your contract anniversary your contract value is $90,000 and your GMIB value is $110,250.

Then:

•	Since your contract value is less than your GMIB value we do not reset your GMIB value to equal your contract value. So your GMIB value remains at $110,250.

•	Your benefit waiting period is unchanged.

•	On this contract anniversary $5,513 is the interest credited on your GMIB value for the contract year ($110,250 x 5% for GMIB 5 = $5,513).

•

During the contract year: a) you may withdraw up to $5,513 and we will make a dollar for dollar adjustment for withdrawals to your GMIB value; b) for any withdrawal amount that exceeds $5,513 during the contract year we will make a pro-rata adjustment for withdrawals to your GMIB value and to your maximum GMIB value.

For additional examples see “Appendix D – MassMutual Guaranteed Income Plus 5 Examples – 2008 Version.”

Eligibility for the GMIB Value.  You will be eligible to apply all of the GMIB value to an annuity option or a minimum of $10,000 of the GMIB value to an annuity option if:

1)	you elected GMIB 5 or GMIB 6 at time of contract issue and you do not cancel the feature;

2)	you participated in an approved Asset Allocation Program at the time of contract issue and until your contract enters the income phase (see “Transfers and Transfer Programs – Asset Allocation Programs”);

3)	your annuity start date is on the tenth or a subsequent contract anniversary or, if your GMIB value was reset, your annuity start date is on the tenth or a subsequent contract anniversary after the last reset;

4)	the annuitant is at least age 60;

5)	the annuitant is not older than age 90 (for the 2008 Version) or not older than age 85 (for the Pre-2008 Version); and

6)	you elect an annuity option available for use with the GMIB value. Available options are as follows:

a)	For the 2008 Version you may elect fixed annuity payments and a lifetime annuity option. If your lifetime annuity option includes a period certain, the period certain cannot be greater than 20 years if the annuitant is age 80 or under; 10 years if the annuitant is at or between age 81 and age 90; and for contracts issued in New York: 15 years if the annuitant is age 65 or under; 10 years if the annuitant is at or between age 66 and age 75; and 5 years if the annuitant is at or between age 76 and age 90. If your contract value is equal to zero, you will be eligible to apply all of the GMIB value to an annuity option if you meet the requirements of items 1 and 2 and the annuitant is age 90 or younger. In some cases, your contract value and your GMIB value may both equal zero. In this case, there is no value to apply to an annuity option.

b)	For the Pre-2008 Version, you may elect fixed and/or variable payments. You may apply all or a portion of the GMIB value to any of our available annuity options, however, if you elect an annuity option with a period certain only, it must be for a period certain of twenty or more years. If your contract value is equal to zero, you will be eligible to apply all of the GMIB value to an annuity option if you meet the requirements of items 1 and 2 and the annuitant is age 85 or younger. In some cases, your contract value and your GMIB value may both equal zero. In this case, there is no value to apply to an annuity option.

Fixed Annuity Payment Amounts and the GMIB.  When you enter the income phase, we calculate fixed annuity payments using the values which provide the most favorable annuity payment, either: 1) the GMIB value and the fixed guaranteed payout rates in your contract; 2) your contract value and the fixed guaranteed payout rates in your contract; or 3) your contract value and current fixed payout rates.

Variable Annuity Payment Amounts and the GMIB.  For the Pre-2008 Version you may elect fixed and/or variable annuity payments. For the 2008 Version you may not elect variable payments. We calculate the initial variable annuity payment using the values which provide the most favorable annuity payment, either: 1) the GMIB value and the fixed guaranteed payout rates in your contract; or 2) your contract value and the variable guaranteed payout rates. Future variable payments will depend on the performance of the funds you select. If the actual performance on an annualized basis exceeds the 4% assumed investment rate plus the deductions for expenses, your annuity payments will increase. Similarly, if the actual rate is less than 4% annualized plus the amount of the deductions, your annuity payments will decrease.

Annuitant Age and Termination of GMIB 5 and GMIB 6.  For the 2008 Version, you may apply your GMIB value to an annuity option until the contract anniversary following the annuitant attaining age 90. After that date, you may no longer apply the GMIB value to an annuity option and the GMIB feature is terminated. If you have not applied your GMIB value to an annuity option as of the contract anniversary following the annuitant attaining age 90, we will increase your contract value to equal 60% of the GMIB value if your contract value is less than 60% of the GMIB value on that date. If your contract value is greater than 60% of the GMIB value, we will make no adjustment.

For the Pre-2008 Version, you may apply your GMIB value to an annuity option until the contract anniversary following the annuitant attaining age 85. After that date, you may no longer apply the GMIB value to an annuity option and the GMIB feature is terminated.

Allocation Restrictions.  If you elect GMIB 5 or GMIB 6, you must participate in an approved Asset Allocation Program. See “Transfers and Transfer Programs – Asset Allocation Programs.”

If you elect GMIB 5 or GMIB 6, you cannot participate in the Separate Account Dollar Cost Averaging Program, the Interest Sweep Option, a DCA Fixed Account or the Automatic Rebalancing Program. Additionally, you cannot make allocations to the fixed accounts.

Additional Restrictions.  You may only elect one GMIB feature. If you elect GMIB 5 or GMIB 6, you may not elect a Guaranteed Minimum Accumulation Benefit or the Guaranteed Minimum Withdrawal Benefit.

Cost of GMIB 5 and GMIB 6.  If you elect GMIB 5 or GMIB 6, we will deduct a charge from your contract value in the funds. The charge for the 2008 Version and Pre-2008 Version GMIB 5 is equal, on an annual basis, to 0.65% of the current GMIB value. The charge for the 2008 Version and Pre-2008 Version GMIB 6 is equal, on an annual basis, to 0.80% of the current GMIB value. We can increase these charges, but they will never exceed 1.50%. We will deduct the charge for GMIB 5 or GMIB 6 quarterly in arrears while the feature remains in effect, commencing on the first quarter of your first contract year. Should you apply your full contract value to an annuity option, cancel this feature or fully surrender your contract, the final charge for this feature will occur on the immediately preceding contract year quarter.

How to Elect GMIB 5 or GMIB 6.  To elect GMIB 5 or GMIB 6:

•	the annuitant must not be older than age 80 at time of contract issue (for the 2008 Version) or the annuitant must not be older than age 75 at time of contract issue (for the Pre-2008 Version);

•	you must elect the feature at the time we issue your contract;

•	you must allocate 100% of your purchase payment to an approved Asset Allocation Program (see “Transfers and Transfer Programs – Asset Allocation Programs”).

The GMIB 5 and GMIB 6 are not available in contracts we currently issue.

Canceling GMIB 5 or GMIB 6.  You can cancel GMIB 5 or GMIB 6. We will terminate your selection of GMIB 5 or GMIB 6 and the associated charge on the business day we receive our fully completed form at our Service Center. Once the feature is terminated, it cannot be reinstated.

Withdrawal Benefit for Annuity Options for the Pre-2008 Version.  If you elect GMIB 5 or GMIB 6 and later apply all or a portion of your GMIB value to generate variable payments from an annuity option with a period certain, you may withdraw a portion or all of the commuted value of any remaining period certain payments. Partial withdrawals are limited to one per contract year and must be a minimum amount of $5,000. The remaining annuity payments after a partial withdrawal must be at least $100. Any request for a withdrawal will be taken proportionately from the funds that you are invested in as of the date of the withdrawal. Once a withdrawal is made, the remaining period certain annuity payments will be reduced proportionally. Withdrawals will not affect annuity payments that are to be made after the period certain is over, if any.

Basic GMIB

If you elected the Guaranteed Minimum Income Benefit and you applied for your contract prior to September 1, 2007 or in a state where GMIB 5 and GMIB 6 were not available when we issued your contract, then your Guaranteed Minimum Income Benefit feature is the Basic GMIB. We no longer sell contracts offering the Basic GMIB.

What is the Basic GMIB?  The Basic GMIB is a feature you can elect when we issue your contract. It sets a minimum floor for a future amount that you may apply to an annuity option. We call that amount the GMIB value.

References to Age.  Age is as of the nearest birthday. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months. See “Age.”

How is the GMIB Value Calculated?  The GMIB value will equal:

a)	your total purchase payments to your contract as of the end of your 2nd contract year; where

b)	on a daily basis each purchase payment is increased by a compounded annual rate of 5% starting from the date each is credited to your contract value until the maximum GMIB value is reached or you begin the income phase;

c)	reduced by an adjustment for any withdrawals.

The adjustment for withdrawals is calculated as follows:

i)	the withdrawal amount, including any applicable charges;

ii)	divided by your contract value immediately prior to the withdrawal; with the result

iii)	multiplied by the most recently calculated GMIB value.

The maximum GMIB value is 200% of the purchase payments made to your contract value in the first two contract years, adjusted for withdrawals. If the GMIB value is higher than the maximum GMIB value allowed, then your GMIB value will equal the maximum. When the annuitant reaches age 80, the GMIB value will no longer increase.

We consider requests to apply part of your contract value to an annuity option as a withdrawal for purposes of calculating the GMIB value.

Eligibility for the GMIB Value.  You will be eligible to apply all or a portion of the GMIB value to an annuity option if:

1)	you elected the Basic GMIB at time of contract issue and you do not cancel the feature;

2)	you participated in an approved Asset Allocation Program at the time of contract issue and until your contract enters the income phase (see “Transfers and Transfer Programs – Asset Allocation Programs”);

3)	your contract is beyond its 7th contract year (we measure a contract year from the anniversary of the day we issued your contract);

4)	the annuitant reaches age 60; and

5)	you elect to receive fixed annuity payments through a life contingent annuity option (currently Annuity Options A, B, C and D).

Allocation Restrictions.  If you elect the Basic GMIB, you must participate in an Asset Allocation Program. See “Transfers and Transfer Programs – Asset Allocation Programs.”

If you elect the Basic GMIB, you cannot participate in the Separate Account Dollar Cost Averaging Program, the Interest Sweep Option, a DCA Fixed Account or the Automatic Rebalancing Program. Additionally, you cannot make allocations to the fixed accounts.

Additional Restrictions.  If you elect the Basic GMIB, you may not elect a Guaranteed Minimum Accumulation Benefit or the Guaranteed Minimum Withdrawal Benefit.

Cost of the Basic GMIB.  If you elect the Basic GMIB, we will deduct a charge from your contract value in the funds until you apply your full contract value to an annuity option or cancel the Basic GMIB. This charge is equal, on an annual basis, to 0.65% of the daily value of the assets invested in each fund, after fund expenses are deducted. We can increase this charge, but the charge will never exceed 1.25%.

How to Elect the Basic GMIB.  To elect the Basic GMIB:

•	the annuitant must be under age 80 at time of contract issue;

•	you must elect the feature at the time we issue your contract;

•	you must allocate 100% of your purchase payment to an approved Asset Allocation Program (see “Transfers and Transfer Programs – Asset Allocation Programs”).

The Basic GMIB is not available in contracts we currently issue.

Canceling the Basic GMIB.  We will terminate your election of the Basic GMIB on the business day we receive our fully completed form at our Service Center. We will not refund you for charges already deducted for the Basic GMIB. However, the charge for this feature will be discontinued on the business day we receive our fully completed form at our Service Center. Once the Basic GMIB is terminated, it cannot be reinstated.

Annuity Payments and the GMIB. When you enter the income phase, we calculate your annuity payments using the values which provide the most favorable annuity payment, either: 1) the GMIB value and the guaranteed payout rates in your contract; 2) your contract value and the guaranteed payout rates in your contract; or 3) your contract value and current payout rates.

Guaranteed Minimum Withdrawal Benefit (GMWB) MassMutual Lifetime Payment Plus

The GMWB is not available in contracts we currently issue.

Changes to an owner (or an annuitant, if the owner is a non-natural person) may terminate MassMutual Lifetime Payment Plus. Changes to the beneficiary may reduce the value of the benefit.

What is MassMutual Lifetime Payment Plus?  MassMutual Lifetime Payment Plus is designed as a guaranteed minimum lifetime withdrawal benefit. If you elect MassMutual Lifetime Payment Plus, we will permit you to receive a specified withdrawal amount annually for life, even if your contract value is zero and subject to the terms and conditions described in this section. There are two versions of this feature: Single Life and Joint Life.

Examples.  For examples of how the benefit may work see “Appendix B – Guaranteed Minimum Withdrawal Benefit Examples.”

References to Age.  Age is as of the nearest birthday. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months. See “Age.”

How to Elect MassMutual Lifetime Payment Plus.  To elect MassMutual Lifetime Payment Plus:

a)	elect MassMutual Lifetime Payment Plus at time of contract issue*;

b)	participate in an approved asset allocation program (see “Transfers and Transfer Programs – Asset Allocation Programs”); and

c)	designate the covered person(s).

* See “Payment of the Contract’s Death Benefit and MassMutual Lifetime Payment Plus” for rules regarding a spouse’s right to re-elect this feature upon death of the owner.

Canceling MassMutual Lifetime Payment Plus.  You can cancel MassMutual Lifetime Payment Plus. We will terminate your election of this feature on the business day we receive our fully completed form at our Service Center. The final charge for this feature will occur on the contract year quarter immediately preceding termination. Once the feature is terminated, it cannot be reinstated.

Covered Person(s).  The covered person is generally you, the contract owner. You will designate the covered person(s) when you complete your application for the contract. You will designate one covered person if you elect the Single Life version of MassMutual Lifetime Payment Plus and two covered persons if you elect the Joint Life version. The younger covered person must be under age 81 at the time we issue your contract. Once we issue the contract, you cannot change the designated covered person(s).

The covered persons are significant because:

•	we offer a guaranteed lifetime withdrawal amount for the life of the covered persons, subject to the terms and conditions described in this section; and

•

on the later of your contract issue date or when the younger covered person attains age 60, the benefit base which we use to determine your guaranteed lifetime withdrawal amount will no longer be reduced by withdrawals unless you withdraw more than the guaranteed lifetime withdrawal amount during a contract year.

For purposes of determining benefits under this feature, we will always use the younger covered person’s age, even if the older covered person becomes the only surviving covered person.

You will designate the covered person based on the restrictions noted here:

MassMutual Lifetime Payment Plus – Single Life.  If you elect single life, you will designate one covered person.

•	If an individually owned contract, the covered person must be the contract owner.

•	If the owner is a non-natural person, the covered person must be the annuitant.

•	If there are joint contract owners, the covered person is the contract owner you designate as the covered person when you complete your application for the contract.

•	If there are joint contract owners, they must be spouses and the only primary beneficiaries.

MassMutual Lifetime Payment Plus – Joint Life.  If you elect joint life, you will designate two covered persons.

A joint life option can only be elected if your contract is a non-qualified contract, TSA, or an Individual Retirement Annuity, including a traditional, SEP, Simple, or Roth, excluding Custodial IRAs.

•	If an individually owned contract, the covered person must be the contract owner. The second covered person must be the spouse of the contract owner and the sole primary beneficiary.

•	If the owner is a non-natural person, the covered person must be the annuitant. The second covered person must be the spouse of the annuitant and the sole primary beneficiary.

•	If there are joint contract owners, the covered persons must be spouses, joint contract owners and the only primary beneficiaries.

Some of the benefits of this feature may be unrealized if you elect joint life and there is a subsequent divorce between the covered persons.

The Benefit Base: What We Use to Determine the Guaranteed Withdrawal Amounts.  The MassMutual Lifetime Payment Plus benefit base is one of the variables we use when determining how much is available for you to withdraw each contract year. The initial benefit base is your contract value on the date we issue your contract.

The benefit base may increase as a result of:

1)	additional purchase payments;

2)	credits;

3)	an annual ratchet; or

4)	an enhancement to the benefit base.

The benefit base may decrease as a result of withdrawals. The benefit base cannot be withdrawn in a lump sum.

The Maximum Benefit Base.  The benefit base will never exceed the maximum benefit base we allow which is $5,000,000.

The Guaranteed Lifetime Withdrawal Date.  The Guaranteed Lifetime Withdrawal Date is the later of your contract issue date or the date the younger covered person attains age 60. This is the date on which we guarantee the benefit base for life.

On or After the Guaranteed Lifetime Withdrawal Date

The Guaranteed Lifetime Withdrawal Amount.  On or after the Guaranteed Lifetime Withdrawal Date, the Guaranteed Lifetime Withdrawal Amount is the annual amount, up to a maximum withdrawal equal to 5% of the benefit base, we guarantee is available for withdrawals each contract year during the life of the covered person(s). After the Guaranteed Lifetime Withdrawal Date, each time the benefit base is changed the Guaranteed Lifetime Withdrawal Amount will equal 5% of the new benefit base.

Impact of Withdrawals on the Benefit Base.  Beginning on the Guaranteed Lifetime Withdrawal Date, the benefit base will not reduce if total withdrawals during a contract year are less than or equal to the Guaranteed Lifetime Withdrawal Amount.

If a withdrawal causes total withdrawals during a contract year to exceed the Guaranteed Lifetime Withdrawal Amount, or if total withdrawals during a contract year already exceeded the Guaranteed Lifetime Withdrawal Amount, then the benefit base will equal the lesser of:

1)	your contract value immediately after the withdrawal; or

2)	the benefit base immediately prior to the withdrawal, minus the amount of the excess withdrawal.

The Guaranteed Lifetime Withdrawal Amount will then equal 5% of the new benefit base.

However, the benefit base will not be reduced if all withdrawals during the contract year are for required minimum distributions we calculate under an automatic distribution program, even if such distributions exceed the

Guaranteed Lifetime Withdrawal Amount available in a contract year. We define required minimum distributions as any distribution that we must distribute to you or a plan participant pursuant to Internal Revenue Code sections 401(a)(9), 403(b)(10), 408(b)(3) or 408A(c). Required minimum distributions are generally required to begin by April 1st of the year after a participant attains age 70 1/2, or for some qualified plans, the year of retirement, if later.

Before the Guaranteed Lifetime Withdrawal Date

The Guaranteed Withdrawal Amount.  The only time we issue a contract before the Guaranteed Lifetime Withdrawal Date is if we issue a contract before the youngest covered person has attained age 60. Prior to the Guaranteed Lifetime Withdrawal Date, the Guaranteed Withdrawal Amount is the annual amount up to a maximum percentage that we guarantee is available for withdrawals each contract year prior to the Guaranteed Lifetime Withdrawal Date. On the date we issue your contract, the Guaranteed Withdrawal Amount is equal to 5% of your initial purchase payment to the contract.

After your contract issue date and before the Guaranteed Lifetime Withdrawal Date, the Guaranteed Withdrawal Amount can increase if an annual ratchet, credit or purchase payment would result in a higher Guaranteed Withdrawal Amount than the current Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will decrease only if you make a withdrawal in excess of the Guaranteed Withdrawal Amount or the benefit base reduces to zero.

Impact of Withdrawals on the Benefit Base.  Prior to the Guaranteed Lifetime Withdrawal Date, any withdrawal reduces the benefit base. If the withdrawal is less than or equal to the Guaranteed Withdrawal Amount, the withdrawal will reduce the benefit base on a dollar-for-dollar basis. If the withdrawal is greater than the Guaranteed Withdrawal Amount, the benefit base will equal the lesser of:

1)	your contract value immediately after the withdrawal; or

2)	the benefit base immediately prior to the withdrawal, minus the amount of the withdrawal.

Additional Purchase Payments and the Benefit Base.  Each time an additional purchase payment is received prior to the Guaranteed Lifetime Withdrawal Date, the benefit base will increase by the amount of that additional purchase payment.

After the Guaranteed Lifetime Withdrawal Date, an increase to the benefit base due to an additional purchase payment is determined as follows:

1)	If there have been no additional purchase payments or annual ratchets since the Guaranteed Lifetime Withdrawal Date, then all withdrawals since the Guaranteed Lifetime Withdrawal Date will be deducted from the additional purchase payment. Any additional purchase payment amount remaining after that deduction will be added to the benefit base.

2)	If, since the Guaranteed Lifetime Withdrawal Date, the benefit base has been adjusted due to additional purchase payments or annual ratchets, then the cumulative purchase payments since the last adjustment will be reduced by withdrawals. The withdrawals and additional purchase payments that have not adjusted the benefit base are determined beginning with the later of (a) an increase in benefit base by an additional purchase payment; or (b) an annual ratchet. Any amount of the current additional purchase payment remaining after the reduction will be added to the benefit base.

We reserve the right to limit additional purchase payments when you have an election of MassMutual Lifetime Payment Plus. We may waive any such additional purchase payment limit in a uniform and nondiscriminatory manner upon prior written notice.

Any purchase payments received on or after the younger covered person attains age 81 will not increase the benefit base.

Credits to the Benefit Base.  Each year during the first ten contract years, if no withdrawals are taken during a particular contract year, then the benefit base will increase on the following contract anniversary.

If the benefit base has never been recalculated due to an annual ratchet or withdrawal, we will increase the benefit base by an amount equal to 6% of the sum of: your original benefit base value plus any purchase payments applied to the benefit base after we issued your contract.

If the benefit base was previously recalculated due to an annual ratchet or a withdrawal, then the benefit base will increase each year a withdrawal has not been taken by an amount equal to 6% of the sum of: the benefit base as of the last benefit base recalculation plus any purchase payments applied to the benefit base after such recalculation.

See “Additional Purchase Payments and the Benefit Base” for how we calculate the increase by purchase payments and “Before the Guaranteed Lifetime Withdrawal Date – Impact of Withdrawals on the Benefit Base” for how we calculate the decrease for withdrawals.

Annual Ratchet and the Benefit Base.  Before the younger covered person attains age 91, on each contract anniversary we will compare your contract value to your benefit base. If your contract value is greater than your benefit base, we will automatically ratchet up the benefit base to equal your contract value. During your first ten contract years, we will apply any credit to the benefit base before we make this comparison (see “Credits to the Benefit Base”). You may opt out of any annual ratchet by submitting a written request to our Service Center within 30 calendar days prior to your contract anniversary.

Enhanced Benefit Base and Enhanced Benefit Base Date.  The benefit base will be enhanced to equal the greater of the benefit base or the enhanced benefit base amount if no withdrawals are taken prior to the enhanced benefit base date, which is the later of:

•	10 years from your contract issue date; or

•	when the younger covered person reaches age 70.

The enhanced benefit base amount equals:

a)	2 multiplied by any purchase payments applied to the benefit base during the 1st contract year; plus

b)	any purchase payments applied to the benefit base during or after the 2nd contract year and prior to the enhanced benefit base date.

Charges for Withdrawals.  If your total withdrawals in each contract year are equal to or less than the applicable Guaranteed Withdrawal Amount or Guaranteed Lifetime Withdrawal Amount, the withdrawal amounts will not be subject to any contingent deferred sales charge. If your total withdrawals in any contract year are greater than the applicable Guaranteed Withdrawal Amount or Guaranteed Lifetime Withdrawal Amount and the contingent deferred sales charge schedule is in effect, then the amount withdrawn in excess will be subject to a contingent deferred sales charge. See “Expenses – Contingent Deferred Sales Charge.”

Impact of Withdrawals on Contract Value.  Withdrawals will reduce your contract value by the amount of the withdrawal and any applicable contingent deferred sales charge.

Impact of Withdrawals on the Death Benefit.  If you elect MassMutual Lifetime Payment Plus, when you make withdrawals we will reduce the value of the death benefit as described in each death benefit calculation. See “Death Benefit – Basic Death Benefit” and “Additional Features – Annual Ratchet Death Benefit.”

The Settlement Phase.  Your contract enters the settlement phase if the benefit base is greater than zero, but your contract value falls below the minimum contract value we allow after a partial withdrawal. See “Withdrawals.”

During the settlement phase we will make settlement payments, but all other rights and benefits under the contract, including death benefits, will terminate and we will not accept additional purchase payments. Additionally, we will no longer deduct the charge for MassMutual Lifetime Payment Plus. For tax reporting purposes we report settlement payments as annuity payments.

We determine the settlement payment amounts as follows:

1)	If on or after the Guaranteed Lifetime Withdrawal Date, your contract value falls below the minimum contract value we allow after a partial withdrawal, then we will commence to pay settlement payments each contract year in an amount equal to the Guaranteed Lifetime Withdrawal Amount. Settlement payments will end when there is no longer a surviving covered person.

2)	If prior to the Guaranteed Lifetime Withdrawal Date, your contract value falls below the minimum contract value we allow after a partial withdrawal, then we will commence to pay settlement payments each contract year in an amount equal to 5% of the benefit base at the time the contract enters the settlement phase. Settlement payments will end when there is no longer a surviving covered person.

We will pay settlement payments no less frequently than annually.

Choices upon the Latest Permissible Annuity Start Date.  Upon the latest permissible annuity start date you must choose to terminate the contract or your contract must enter the Income Phase. The latest permissible annuity start date is discussed in “Income Phase – Annuity Payment Start Date.”

If you enter the Income Phase upon the latest permissible annuity start date:

1)	you may elect one of the available annuity options described in “The Income Phase” and apply your contract value to that annuity option; or

2)	you may elect to receive annuity payments each contract year in an amount equal to the Guaranteed Lifetime Withdrawal Amount and we will pay such annuity payments until there is no longer a surviving covered person.

Once annuity payments begin all other rights and benefits under the contract, including death benefits, will terminate and we will no longer accept additional purchase payments. We will also no longer deduct the charge for MassMutual Lifetime Payment Plus. For more information about annuity options see “The Income Phase.”

Payment of the Contract’s Death Benefit and MassMutual Lifetime Payment Plus.  If you have an election of MassMutual Lifetime Payment Plus and a death benefit is paid from the contract:

•	if the beneficiary takes the death benefit in a lump sum under the terms of the contract, MassMutual Lifetime Payment Plus will no longer be in effect;

•	if the beneficiary does not take the death benefit in a lump sum, then:

1)	If the deceased owner (or the annuitant, if the owner is a non-natural person) is the last surviving covered person, MassMutual Lifetime Payment Plus will no longer be in effect. If the beneficiary is the covered person’s spouse, he or she may continue the contract and apply for a new Guaranteed Minimum Withdrawal Benefit subject to availability and our then current rules and fees.

2)	If the deceased owner (or the annuitant, if the owner is a non-natural person) is not the last surviving covered person, MassMutual Lifetime Payment Plus will continue provided the covered person continues the contract pursuant to IRS Code Section 72(s)(3).

Allocation Restrictions.  If you elect MassMutual Lifetime Payment Plus, you must participate in an approved Asset Allocation Program. See “Transfers and Transfer Programs – Asset Allocation Programs.” If you elect MassMutual Lifetime Payment Plus, you cannot participate in the Separate Account Dollar Cost Averaging Program, the Interest Sweep Option, a DCA Fixed Account or the Automatic Rebalancing Program. Additionally, you cannot make allocations to the fixed accounts.

Additional Restrictions.  If you elect MassMutual Lifetime Payment Plus, you may not elect a Guaranteed Minimum Accumulation Benefit or a Guaranteed Minimum Income Benefit.

Termination of MassMutual Lifetime Payment Plus.  The MassMutual Lifetime Payment Plus feature will terminate upon the earlier of:

1)	the date a death benefit is payable and the beneficiary takes the death benefit as a lump sum under the terms of the contract;

2)	the date the full contract value is applied to an annuity option;

3)	the date your contract value and the benefit base both equal zero;

4)	the date there is no longer a surviving covered person;

5)	the business day we receive at our Service Center your request (submitted on our fully completed form) to terminate the feature; or

6)	the date the contract is terminated.

If the MassMutual Lifetime Payment Plus feature is terminated, it cannot be re-elected.

Cost of MassMutual Lifetime Payment Plus.  If you elect MassMutual Lifetime Payment Plus, we will deduct a charge from your contract value in the funds. The charge is equal, on an annual basis, to a percentage of the benefit base as of the date the charge is deducted. We may increase this charge, but the charge will never exceed 1.50%. We will deduct the charge quarterly in arrears while the feature remains in effect, commencing on the first quarter of your first contract year. Should you enter the settlement phase, apply your full contract value to an annuity option, cancel this feature or fully surrender your contract, the final charge for this feature will occur on the immediately preceding contract year quarter. Currently, the charge is as follows: MassMutual Lifetime Payment Plus – Single Life 0.60%; MassMutual Lifetime Payment Plus – Joint Life 0.85%.

Important GMWB Considerations.  This feature may not be appropriate for all contract owners. You should understand the GMWB completely before you elect this feature.

The GMWB does not in any way guarantee the performance of any of the investment choices available under this contract.

Postponing withdrawals may positively impact the benefit base as described in “MassMutual Lifetime Payment Plus – Credits to the Benefit Base.” However, if you postpone the taking of withdrawals, you may limit the value of this feature because your remaining life expectancy shortens as you age.

Excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by this feature. Excess withdrawals are those in excess of the Guaranteed Lifetime Withdrawal Amount or, if taken prior to the youngest covered person reaching age 60, excess withdrawals are those in excess of the Guaranteed Withdrawal Amount.

Because the charge for the GMWB is a percentage of the benefit base, an increase in the benefit base will result in an increase in the cost of the feature.

Please consult with a qualified financial professional when you are evaluating the GMWB and all other aspects of the contract.

PART B

INFORMATION REQUIRED IN A

STATEMENT OF ADDITIONAL INFORMATION

MASSMUTUAL EVOLUTIONSM

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

(Depositor)

MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 4

(Registrant)

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2010

This is not a prospectus. This Statement of Additional Information should be read in conjunction with the prospectus dated May 1, 2010 for the individual deferred variable annuity contract which is referred to herein.

For a copy of the prospectus call (800) 272-2216 or write: MassMutual Financial Group, Document Management Services – Annuities W360, P.O. Box 9067, Springfield, MA 01102-9067.

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COMPANY

In this Statement of Additional Information, “we,” “us” and “our” refer to Massachusetts Mutual Life Insurance Company (MassMutual). MassMutual is a diversified financial services company providing life insurance, disability income insurance, long-term care insurance, annuities, retirement and income products and other products to individual and institutional customers. MassMutual is organized as a mutual life insurance company. MassMutual’s home office is located at 1295 State Street, Springfield, Massachusetts 01111-0001.

On April 1, 2010, Fitch Ratings Ltd. (Fitch) lowered its insurance financial strength ratings on Massachusetts Mutual Life Insurance Company and its wholly-owned insurance subsidiaries to “AA+” from “AAA” and revised the ratings outlook to Stable from Negative.

On November 2, 2009, Moody’s Investors Service, Inc. (Moody’s) lowered its insurance financial strength ratings on Massachusetts Mutual Life Insurance Company and its domestic insurance subsidiaries (collectively, MassMutual) to “Aa2” with a stable outlook from “Aa1.” The rating action concludes the review for possible downgrade which was initiated on May 26, 2009.

On August 26, 2009, Standard & Poor’s Ratings Services, a Standard & Poor’s Financial Services LLC business (Standard & Poor’s) lowered its counterparty credit and financial strength ratings on Massachusetts Mutual Life Insurance Company and its U.S. affiliates (collectively, MassMutual) to “AA+” with a stable outlook from “AAA” and removed the ratings from CreditWatch, where they had been placed with negative implications on June 17, 2009.

CUSTODIAN

The shares of the underlying funds purchased by the sub-accounts are held by MassMutual as custodian of Massachusetts Mutual Variable Annuity Separate Account 4 (the separate account).

ASSIGNMENT OF CONTRACT

In certain states, the contract cannot be assigned without MassMutual’s approval. MassMutual will refuse or accept any request to assign this contract on a non-discriminatory basis. Please refer to your contract.

MassMutual will not be charged with notice of any assignment of a contract or of the interest of any beneficiary or of any other person unless the assignment is in writing and MassMutual receives the original or a true copy thereof at our Service Center. MassMutual assumes no responsibility for the validity of any assignment.

For qualified contracts, the following exceptions and provisions should be noted:

1)  No person entitled to receive annuity payments under a contract or part or all of the contract’s value will be permitted to commute, anticipate, encumber, alienate or assign such amounts, except upon the written authority of the owner given during the annuitant’s lifetime and received in good order by MassMutual at our Service Center. To the extent permitted by law, no contract nor any proceeds or interest payable thereunder will be subject to the annuitant’s or any other person’s debts, contracts or engagements, nor to any levy or attachment for payment thereof;

2)  If an assignment of a contract is in effect on the maturity date, MassMutual reserves the right to pay to the assignee in one sum the amount of the contract’s maturity value to which the assignee is entitled, and to pay any balance of such value in one sum to the owner, regardless of any payment options which the owner may have elected. Moreover, if an assignment of a contract is in effect at the death of the annuitant prior to the maturity date, MassMutual will pay to the assignee in one sum the death benefit amount which corresponds to the death benefit choice in effect at the time of the annuitant’s death. Any balance of such

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value will be paid to the beneficiary in one sum or applied under one or more of the payment options elected;

3)  Contracts used in connection with a tax-qualified retirement plan must be endorsed to provide that they may not be sold, assigned or pledged for any purpose unless they are owned by the trustee of a trust described in Section 401(a); and

4)  Contracts issued under a plan for an Individual Retirement Annuity pursuant to Section 408 of the Code must be endorsed to provide that they are non-transferable. Such contracts may not be sold, assigned, discounted, or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose by the annuitant to any person or party other than MassMutual, except to a former spouse of the annuitant in accordance with the terms of a divorce decree or other written instrument incident to a divorce.

Assignments may be subject to federal income tax.

DISTRIBUTION

The contracts are sold by both registered representatives of MML Investors Services, Inc. (MMLISI), a subsidiary of MassMutual, and by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors, LLC (MML Distributors), a subsidiary of MassMutual. Pursuant to separate underwriting agreements with MassMutual and the separate account, MMLISI serves as principal underwriter of the contracts sold by its registered representatives and MML Distributors serves as principal underwriter of the contracts sold by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors.

Both MMLISI and MML Distributors are registered with the Securities and Exchange Commission as broker-dealers under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (FINRA).

Commissions for sales of the contract by MMLISI registered representatives are paid on behalf of MMLISI to its registered representatives and were as follows for the last three calendar years:

2007	2008	2009
$6,210,466	$13,165,820	$10,562,286

Commissions for sales of the contract by registered representatives of other broker-dealers are paid on behalf of MML Distributors to those broker-dealers and were as follows for the last three calendar years:

2007	2008	2009
$459,499	$2,129,421	$1,294,994

MMLISI and MML Distributors also receive compensation for their actions as principal underwriters of the contracts. Compensation amounts for the last three calendar years were as follows:

MMLISI

2007	2008	2009
$4,981,620	$6,508,621	$5,774,843

MML Distributors

2007	2008	2009
$539,345	$870,443	$513,493

The offering is on a continuous basis.

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PURCHASE OF SECURITIES BEING OFFERED

Interests in the Separate Account are sold to Participants as accumulation units. Charges associated with such securities are discussed in the Expenses section of the prospectus for the contract. The contract does not offer any special purchase plan or exchange program not discussed in the prospectus. (For a discussion of instances when sales charges will be waived, see the Contingent Deferred Sales Charge section of the prospectus.)

ACCUMULATION UNITS AND UNIT VALUE

During the accumulation phase, accumulation units shall be used to account for all amounts allocated to or withdrawn from the sub-accounts of the separate account as a result of purchase payments, withdrawals, transfers, or fees and charges. MassMutual will determine the number of accumulation units of a sub-account purchased or canceled. This will be done by dividing the amount allocated to (or the amount withdrawn from) the sub-account by the dollar value of one accumulation unit of the sub-account as of the end of the business day during which the transaction is received at our Service Center.

The accumulation unit value for each sub-account was set on the date such sub-account became operative. Subsequent accumulation unit values for each sub-account are determined for each day in which the New York Stock Exchange is open for business (business day) by multiplying the accumulation unit value for the immediately preceding business day by the net investment factor for the sub-account for the current business day.

The net investment factor for each sub-account is determined by dividing A by B and subtracting C where:

A is (i) the net asset value per share of the funding vehicle or portfolio of a funding vehicle held by the sub-account for the current business day; plus (ii) any dividend per share declared on behalf of such funding vehicle or portfolio of a funding vehicle that has an ex-dividend date within the current business day; less (iii) the cumulative charge or credit for taxes reserved which is determined by MassMutual to have resulted from the operation or maintenance of the sub-account.

B is the net asset value per share of the funding vehicle or portfolio held by the sub-account for the immediately preceding business day, minus the cumulative charge or credit for taxes reserved which is determined by MassMutual to have resulted from the operation or maintenance of the sub-account as of the immediately preceding business day.

C is the cumulative charge since the immediately preceding business day for the insurance charges. The accumulation unit value may increase or decrease from business day to business day.

TRANSFERS DURING THE INCOME PHASE

Transfers of annuity reserves between sub-accounts will be made by converting the number of annuity units attributable to the annuity reserves being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units.

The amount transferred to the general account from a sub-account will be based on the annuity reserves for the participant in that sub-account. Transfers to the general account will be made by converting the annuity units being transferred to purchase fixed annuity payments under the annuity option in effect and based on the age of the annuitant at the time of the transfer.

See the Transfers and Transfer Programs section in the prospectus for more information about transfers during the income phase.

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PAYMENT OF DEATH BENEFIT

MassMutual will require due proof of death before any death benefit is paid. Due proof of death will be:

1)  a certified death certificate;

2)  a certified decree of a court of competent jurisdiction as to the finding of death; or

3)  any other proof satisfactory to MassMutual.

All death benefits will be paid in accordance with applicable law or regulations governing death benefit payments.

The beneficiary designation in effect on the date we issue the contract will remain in effect until changed. Unless the owner provides otherwise, the death benefit will be paid in equal shares to the beneficiary(ies) as follows:

1)  to the primary beneficiary(ies) who survive the owner’s and/or the annuitant’s death, as applicable; or if there are none

2)  to the contingent beneficiary(ies) who survive the owner’s and/or the annuitant’s death, as applicable; or if there are none

3)  to the estate of the owner.

You may name an irrevocable beneficiary(ies). In that case, a change of beneficiary requires the consent of any irrevocable beneficiary. If an irrevocable beneficiary is named, the owner retains all other contractual rights.

See the Death Benefit section in the prospectus for more information on death benefits.

ANNUITY PAYMENTS

A variable annuity payment is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable sub-accounts of the separate account. Annuity Payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized and may vary by gender of the annuitant and any joint annuitant. The annuity table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1)  The dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity date. This establishes the number of annuity units for each annuity payment. The number of annuity units will remain the same for the life of the contract unless you transfer among investment choices during the income phase or if you elected an annuity option with reduced payments to the survivor and the reduced payments to a survivor commence.

2)  For each sub-account, the fixed number of annuity units is multiplied by the annuity unit value on each subsequent annuity payment date.

3)  The total dollar amount of each variable annuity payment is the sum of all sub-account variable annuity payments.

The number of annuity units is determined as follows:

1)  The number of annuity units credited in each sub-account will be determined by dividing the product of the portion of the contract value to be applied to the sub-account and the annuity purchase rate by the value of one annuity unit in that sub-account on the annuity date. The purchase rates are set forth in the variable annuity rate tables in the contract.

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2)  For each sub-account, the amount of each annuity payment equals the product of the annuitant’s number of annuity units and the annuity unit value on the payment date. The amount of each payment may vary.

The value of any annuity unit for each sub-account of the separate account was set on the date such sub-account became operative. The sub-account annuity unit value at the end of any subsequent valuation period is determined as follows:

1)  The net investment factor for the current business day is multiplied by the value of the annuity unit for the sub-account for the immediately preceding business day.

2)  The result in (1) is then divided by an assumed investment rate factor. The assumed investment rate factor equals 1.00 plus the assumed investment rate for the number of days since the preceding business day. The assumed investment rate is based on an effective annual rate of 4%.

The value of an annuity unit may increase or decrease from business day to business day. See the Income Phase section in the prospectus for more information.

FEDERAL TAX MATTERS

General

Note:  The following description is based upon MassMutual’s understanding of current federal income tax law applicable to annuities in general. MassMutual cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. MassMutual does not guarantee the tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as “annuity contracts” under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

Section 72 of the Code governs taxation of annuities in general. An owner is generally not taxed on increases in the value of a contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the annuity option selected. For a lump sum payment received as a total withdrawal (total surrender), the portion of the payment that exceeds the cost basis of the contract is subject to tax. For non-qualified contracts, this cost basis is generally the purchase payments, while for qualified contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the contract (adjusted for any period or refund feature) bears to the expected return under the contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the contract has been recovered (i.e. when the total of the excludable amount equals the investment in the contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the contracts should seek competent financial advice about the tax consequences of any distributions.

MassMutual is taxed as a life insurance company under the Code. For federal income tax purposes, the separate account is not a separate entity from MassMutual, and its operations form a part of MassMutual.

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Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department (Treasury Department), adequately diversified. Disqualification of the contract as an annuity contract would result in the imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts such as the contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg.1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the contract. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, “each United States government agency or instrumentality shall be treated as a separate issuer.”

MassMutual intends that all investment portfolios underlying the contracts will be managed in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which owner control of the investments of the separate account will cause the owner to be treated as the owner of the assets of the separate account, thereby resulting in the loss of favorable tax treatment for the contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner’s ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered as the owner of the assets of the separate account resulting in the imposition of federal income tax to the participant with respect to earnings allocable to the contract prior to receipt of payments under the contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the participant being retroactively determined to be the owner of the assets of the separate account.

Due to the uncertainty in this area, MassMutual reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

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Multiple Contracts

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

Contracts Owned by Other than Natural Persons

When a non-qualified contract is owned by a non-natural person (e.g., a corporation, limited liability company, partnership or certain other entities) the contract will generally not be treated as an annuity for tax purposes. This means that gain in the contract will be taxed each year while the contract is in the accumulation phase. This treatment is not applied to a contract held by a trust or other entity as an agent for a natural person. Before purchasing a contract to be owned by a non-natural person or changing ownership on an existing contract that will result in it being owned by a non-natural person, you should consult your tax adviser to determine the tax impact.

Tax Treatment of Assignments

An assignment or pledge of a contract may be a taxable event. Owners should therefore consult competent tax advisers if they wish to assign or pledge their contracts.

Tax Treatment of Gifts

Annuity contracts issued after April 22, 1987 that are transferred for less than full and adequate consideration (including gifts) are subject to tax to the extent of gain in the contract. This does not apply to transfers between spouses or certain transfers incident to a divorce under Section 1041 of the Code.

Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the owner or joint and last survivor expectancy of the owner and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or c) the portion of the distributions not includible in gross income (i.e., returns of after-tax contributions). The 20% withholding requirement also does not apply to hardship distributions from a 401(k) plan or a tax-sheltered annuity made after December 31, 1998. Owners should consult their own tax counsel or other tax adviser regarding withholding requirements.

8

Tax Treatment of Withdrawals—Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate purchase payments made, any amount withdrawn, which is attributable to (1) purchase payments made after August 13, 1982 in an annuity contract entered into prior to August 14, 1982 or (2) purchase payments made in an annuity contract entered into after August 14, 1982, will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the taxpayer; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% tax penalty), but for the exception, plus interest for the tax years in which the exception was used. The rules governing substantially equal periodic payments are complex. You should consult your tax adviser for more specific information.

The above information does not apply to qualified contracts. However, separate tax withdrawal penalties and restrictions may apply to such qualified contracts. (See “Tax Treatment of Withdrawals—Qualified Contracts” below.)

Qualified Plans

The contracts offered herein are designed to be suitable for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into MassMutual’s administrative procedures. Owners and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law. Following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan.

Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available as described herein. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from qualified contracts. (See “Tax Treatment of Withdrawals—Qualified Contracts” below.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee V . Norris that optional annuity benefits provided under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by MassMutual in connection with qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

9

a)  Tax-Sheltered Annuities

Section 403(b) of the Code permits certain eligible employers to purchase annuity contracts, known as “Tax-Sheltered Annuities” (TSAs) under a Section 403(b) program. Eligible employers are organizations that are exempt from tax under Code Section 501(c)(3) and public educational organizations. Certain contribution limits apply to contributions to a TSA.

The withdrawal of elective deferrals and earnings thereon can only be made if the TSA plan is terminated or when an employee: (1) attains age 59 1/2; (2) has a severance from employment; (3) dies; (4) becomes disabled as defined in Code Section 72(m)(7); or (5) is eligible for a hardship distribution. In the case of a withdrawal on account of a hardship, earnings on elective deferrals cannot be withdrawn. These restrictions do not apply to certificate value existing on December 31, 1988, the return of excess contributions and amounts paid to a spouse pursuant to a Qualified Domestic Relations Order. Certain other limitations may apply to a distribution from a TSA. (See “Tax Treatment of Withdrawals—Qualified Contracts.”)

Purchasers of certificates for use with TSAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b)  H.R. 10 Plans

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as “H.R. 10” or “Keogh” plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the Plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See “Tax Treatment of Withdrawals—Qualified Contracts” below.) Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c)  Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an “Individual Retirement Annuity” (IRA). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual’s gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See “Tax Treatment of Withdrawals—Qualified Contracts” below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Section 408(k) permits certain employers to establish IRAs for employees that qualify as Simplified Employee Pensions (SEPs). Contributions to the plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the plan. The employee may treat the SEP account as a traditional IRA and make deductible and non-deductible contributions if the general IRA requirements are met. However, the Code places limitations and restrictions on SEPs including: employer eligibility, amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with SEPs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

10

Section 408(p) provides for certain small employers to establish a Savings Incentive Match Plan for Employees (SIMPLE) IRA. SIMPLE IRA plans permit employees to make elective contributions only through a qualified salary reduction agreement. Employers can make contributions to the plan through either matching contributions or non-elective contributions. The Code places limitations and restrictions on SIMPLE IRAs including: employer eligibility, amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with SIMPLE IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Roth IRAs

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Roth IRA purchase payments are limited to $5,000 for the 2010 tax year. In addition, eligible participants age 50 or older have an opportunity to make catch-up contributions, subject to limits contained in the Code. Lower maximum limitations apply to individuals with adjusted gross incomes between $105,000 and $120,000 in the case of single taxpayers, between $167,000 and $177,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $5,000 annual limitation applies to all of a taxpayer’s 2010 IRA contributions, including Roth IRA and non-Roth IRA, except in the case of those individuals age 50 or over, for which a higher limit applies.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual’s death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. Starting on January 1, 2010, the $100,000 adjusted gross income limit for converting a non-Roth IRA to a Roth IRA has been removed.

Purchasers of contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

d)  Corporate Pension and Profit-Sharing Plans

Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See “Tax Treatment of Withdrawals—Qualified Contracts” below.) Purchasers of contracts for use with Corporate Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

11

Tax Treatment of Withdrawals—Qualified Contracts

In the case of a withdrawal under a qualified contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual’s cost basis to the individual’s total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (H.R. 10 and Corporate Pension and Profit-Sharing Plans), and 408 (Individual Retirement Annuities) and 408A (Roth IRAs). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m) (7) of the Code); (c) after separation from service, distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the participant or annuitant (as applicable) and his or her spouse and dependents if the owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the owner or annuitant (as applicable) has been re-employed for at least 60 days); (h) distributions from an Individual Retirement Annuity made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the participant or annuitant (as applicable) for the taxable year; (i) distributions from an Individual Retirement Annuity made to the owner or annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code); and (j) distributions made on account of an IRS levy made on a qualified retirement plan or IRA. The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used. The IRS has indicated that a modification will occur if, after the first valuation date there is (i) any addition to the account balance other than gains or losses, (ii) any nontaxable transfer of a portion of the account balance to another retirement plan, or (iii) a rollover by the taxpayer of the amount received resulting in such amount not being taxable. The rules governing substantially equal periodic payments are complex. You should consult your tax adviser or IRS Revenue Ruling 2002-62 for more specific information.

Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions do not apply to a Roth IRA during the lifetime of the participant. Required distributions generally must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. Under the Code Section 401(a)(9) regulations, required distributions may be made over joint lives or joint life expectancies if your designated beneficiary is your spouse and is more than 10 years younger than you. If the required minimum distributions are not made, a 50% penalty tax is imposed on the amount not distributed.

12

The Regulations under Code section 401(a)(9) include a provision that could increase the dollar amount of required minimum distributions for individuals who fund their IRA, 403(b) Tax-Sheltered Annuity or tax-qualified retirement plan with an annuity contract. During the accumulation phase of an annuity contract, Treasury Regulations section 1.401(a)(9)-6, Q&A-12 requires that individuals add the actuarial present value of any additional benefits provided under the annuity (such as certain living or death benefits) to the dollar amount credited to the owner or beneficiary under the contract in order to determine the fair market value of the contract. A larger fair market value will result in the calculation of a higher required minimum distribution amount.

The actuarial value discussed above can be disregarded if the sum of the dollar amount credited to the owner or beneficiary and the actuarial present value of the additional benefits is no more than 120% of the dollar amount credited to the owner or beneficiary and the contract provides only the following benefits:

i)	additional benefits that, in the case of a distribution, are reduced by an amount sufficient to ensure that the ratio of such sum to the dollar amount credited does not increase as a result of the distribution (i.e., benefits that are reduced proportionately upon withdrawal), and

ii)	an additional benefit that is the right to receive a final payment upon death that does not exceed the excess of premiums paid less the amount of prior distributions.

If the only additional benefit provided under the contract falls within (ii), above, it can be disregarded for purposes of calculating a required minimum distribution. Please consult a tax adviser to determine if and how this requirement may impact your specific circumstances.

Other Tax Issues

While no attempt is being made to discuss the federal estate tax implications of the contract you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor or tax advisor for more information.

Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

The IRS has concluded that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. source income that is generally subject to United States federal income tax.

13

EXPERTS

The financial statements of Massachusetts Mutual Variable Annuity Separate Account 4 as of December 31, 2009 and for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended and the statutory financial statements of Massachusetts Mutual Life Insurance Company as of December 31, 2009 and 2008, and for each of the years in the three-year period ended December 31, 2009, included in this Statement of Additional Information, have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The KPMG LLP audit report dated February 19, 2010 includes explanatory language that states that the Company prepared the statutory financial statements of Massachusetts Mutual Life Insurance Company using statutory accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance, which practices differ from U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the statutory financial statements are not presented fairly in conformity with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in conformity with statutory accounting practices. In addition, that report refers to the Company’s change in its method of accounting for other-than-temporary impairments of structured securities in 2008 and 2009 and variable annuity reserves and deferred income tax assets in 2009. The Company also changed its method for valuing common stock of affiliates to include equity in noncontrolling interests in 2009. The principal business address of KPMG LLP is One Financial Plaza, 755 Main Street, Hartford, Connecticut 06103.

14

Report of Independent Registered Public Accounting Firm

The Board of Directors of Massachusetts Mutual Life Insurance Company and Contract Owners of Massachusetts Mutual Variable Annuity Separate Account 4:

We have audited the accompanying statement of assets and liabilities of Massachusetts Mutual Variable Annuity Separate Account 4 (comprised of the sub-accounts listed in Note 2) (collectively, “the Account”) as of December 31, 2009, the related statements of operations and changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of Massachusetts Mutual Variable Annuity Separate Account 4 as of December 31, 2009, and the results of its operations and changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Boston, MA

February 23, 2010

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2009

	AIM V.I. Financial Services Sub-Account	AIM V.I. Financial Services Sub-Account	AIM V.I. Global Health Care Sub-Account	AIM V.I. Global Health Care Sub-Account	AIM V.I. Technology Sub-Account	AIM V.I. Technology Sub-Account	Fidelity® VIP Contrafund ® Sub-Account	Fidelity® VIP Contrafund ® Sub-Account	ING Clarion Global Real Estate Sub-Account	MML Aggressive Allocation Sub-Account
	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)	(Initial Class)	(Service Class 2)	(Class S)	(Initial Class)

ASSETS
Investments
Number of shares	795,764	169,644	693,325	50,608	587,638	27,486	15,371,601	1,055,153	1,050,687	3,629,020

Identified cost	$4,198,653	$614,968	$11,569,519	$666,675	$7,050,889	$294,275	$429,179,896	$16,563,503	$9,959,451	$31,898,336

Value	$4,058,399	$856,702	$11,003,061	$789,480	$7,750,942	$356,770	$316,962,409	$21,409,052	$9,687,335	$29,757,967
Dividends receivable	-	-	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	4,241	-	-	-	-	9,922	-	-	-	-

Total assets	4,062,640	856,702	11,003,061	789,480	7,750,942	366,692	316,962,409	21,409,052	9,687,335	29,757,967

LIABILITIES
Annuitant mortality fluctuation reserve	-	-	-	-	94	-	2,231	-	17	-
Payable to Massachusetts Mutual Life Insurance Company	-	6,479	5,971	14,913	15,754	-	1,195,109	650,147	184,373	335

Total liabilities	-	6,479	5,971	14,913	15,848	-	1,197,340	650,147	184,390	335

NET ASSETS	$4,062,640	$850,223	$10,997,090	$774,567	$7,735,094	$366,692	$315,765,069	$20,758,905	$9,502,945	$29,757,632

Net Assets:
Accumulation units - value	$4,062,640	$850,223	$10,986,317	$774,567	$7,729,794	$366,692	$314,960,841	$20,758,905	$9,494,427	$29,757,632
Contracts in payout (annuitization) period	-	-	10,773	-	5,300	-	804,228	-	8,518	-

Net assets	$4,062,640	$850,223	$10,997,090	$774,567	$7,735,094	$366,692	$315,765,069	$20,758,905	$9,502,945	$29,757,632

Outstanding units
Contract owners	755,347	171,016	911,132	65,771	968,413	31,841	23,636,053	1,630,568	1,012,347	3,306,926

UNIT VALUE
Panorama Premier	$5.92	$-	$11.71	$-	$2.75	$-	$17.72	$-	$9.34	$8.97
Panorama Passage® (Note 1)
Tier 1	5.86	-	11.61	-	2.72	-	13.39	-	9.31	8.96
Tier 2	5.80	-	11.49	-	2.69	-	13.25	-	9.25	8.93
Tier 3	6.01	-	11.90	-	2.79	-	13.74	-	9.39	9.00
MassMutual Artistry	5.25	-	10.32	-	2.64	-	11.74	-	9.41	9.01
MassMutual Transitions® (Note 1)
Custom Plan	5.48	-	12.45	-	10.11	-	14.53	-	9.49	9.05
Package Plan I	5.48	-	12.45	-	10.11	-	14.53	-	9.49	9.05
Package Plan II	5.34	-	12.13	-	9.84	-	14.15	-	9.37	8.99
Package Plan III	5.24	-	11.90	-	9.66	-	13.88	-	9.29	8.95
MassMutual EvolutionSM (Note 1)
Tier 1	4.59	-	10.73	-	9.75	-	12.06	-	9.28	8.95
Tier 2	4.48	-	10.48	-	9.52	-	11.78	-	9.15	8.88
Tier 3	4.42	-	10.33	-	9.38	-	11.61	-	9.06	8.84
Tier 4	4.48	-	10.46	-	9.51	-	11.76	-	9.15	8.88
Tier 5	4.37	-	10.22	-	9.29	-	11.49	-	9.01	8.81
Tier 6	4.31	-	10.07	-	9.15	-	11.32	-	8.93	8.77
Tier 7	4.47	-	10.44	-	9.49	-	11.74	-	9.12	8.86
Tier 8	4.36	-	10.19	-	9.26	-	11.45	-	8.98	8.79
Tier 9	-	4.45	-	10.38	-	9.43	-	11.67	9.09	-
Tier 10	-	4.57	-	10.67	-	9.68	-	11.99	9.26	-
Tier 11	-	4.34	-	10.13	-	9.20	-	11.39	8.96	-
Tier 12	-	4.54	-	10.61	-	9.63	-	11.93	9.21	-
MassMutual RetireEase SelectSM
Tier 1	3.69	-	8.98	-	8.64	-	8.12	-	7.66	-
Tier 2	3.74	-	9.10	-	8.75	-	8.23	-	7.76	-
MassMutual Transitions SelectSM
Tier 1	5.14	-	12.10	-	12.46	-	13.16	-	9.42	9.02
Tier 2	-	5.12	-	12.06	-	12.41	-	13.12	9.42	-
MassMutual Equity EdgeSM (Note 1)
Tier 1	-	-	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2009

	MML Aggressive Allocation Sub-Account	MML AllianceBernstein Small/Mid Cap Value Sub-Account	MML AllianceBernstein Small/Mid Cap Value Sub-Account	MML American Century Income & Growth Sub-Account	MML American Century Income & Growth Sub-Account	MML American Century Mid Cap Value Sub-Account	MML American Century Mid Cap Value Sub-Account	MML American Funds® Core Allocation Sub-Account	MML American Funds® Growth Sub-Account	MML American Funds® International Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Service Class I)	(Service Class I)	(Service Class I)

ASSETS
Investments
Number of shares	1,844,481	22,574,893	546,830	4,377,083	303,288	25,538,320	721,497	24,063,317	2,530,961	2,216,320

Identified cost	$11,321,200	$198,693,132	$2,831,342	$43,459,088	$1,988,894	$254,610,439	$4,887,183	$188,119,347	$17,143,146	$16,184,746

Value	$15,050,969	$165,925,464	$4,008,263	$34,228,790	$2,362,616	$226,014,135	$6,370,815	$230,045,316	$22,272,453	$21,697,772
Dividends receivable	-	-	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	6,563	-	-	-	41,852	-	-	414,262	-	-

Total assets	15,057,532	165,925,464	4,008,263	34,228,790	2,404,468	226,014,135	6,370,815	230,459,578	22,272,453	21,697,772

LIABILITIES
Annuitant mortality fluctuation reserve	-	883	-	-	-	1,507	-	-	-	-
Payable to Massachusetts Mutual Life Insurance Company	-	1,680,565	199,287	14,332	-	3,733,677	207,546	-	395,014	584,884

Total liabilities	-	1,681,448	199,287	14,332	-	3,735,184	207,546	-	395,014	584,884

NET ASSETS	$15,057,532	$164,244,016	$3,808,976	$34,214,458	$2,404,468	$222,278,951	$6,163,269	$230,459,578	$21,877,439	$21,112,888

Net Assets:
Accumulation units - value	$15,057,532	$163,707,590	$3,808,976	$34,183,678	$2,404,468	$221,641,147	$6,163,269	$230,459,578	$21,877,439	$21,112,888
Contracts in payout (annuitization) period	-	536,426	-	30,780	-	637,804	-	-	-	-

Net assets	$15,057,532	$164,244,016	$3,808,976	$34,214,458	$2,404,468	$222,278,951	$6,163,269	$230,459,578	$21,877,439	$21,112,888

Outstanding units
Contract owners	1,681,461	15,215,019	368,714	3,265,948	250,273	17,598,610	509,596	23,872,704	2,384,952	2,063,233

UNIT VALUE
Panorama Premier	$-	$14.09	$-	$11.36	$-	$16.07	$-	$-	$-	$-
Panorama Passage® (Note 1)
Tier 1	-	14.00	-	8.83	-	17.19	-	-	-	-
Tier 2	-	13.86	-	8.74	-	17.00	-	-	-	-
Tier 3	-	14.24	-	9.06	-	17.63	-	-	-	-
MassMutual Artistry	-	14.30	-	8.11	-	17.78	-	12.17	12.89	13.58
MassMutual Transitions® (Note 1)
Custom Plan	-	14.52	-	10.61	-	14.01	-	-	-	-
Package Plan I	-	14.52	-	10.61	-	14.01	-	-	-	-
Package Plan II	-	14.18	-	10.34	-	13.64	-	-	-	-
Package Plan III	-	13.95	-	10.14	-	13.38	-	-	-	-
MassMutual EvolutionSM (Note 1)
Tier 1	-	10.01	-	9.18	-	11.70	-	9.63	9.15	10.20
Tier 2	-	9.78	-	8.97	-	11.43	-	9.58	9.10	10.15
Tier 3	-	9.64	-	8.84	-	11.27	-	9.55	9.07	10.11
Tier 4	-	9.77	-	8.95	-	11.42	-	9.58	9.10	10.15
Tier 5	-	9.54	-	8.75	-	11.15	-	9.53	9.05	10.10
Tier 6	-	9.40	-	8.62	-	10.99	-	9.50	9.02	10.06
Tier 7	-	9.75	-	8.94	-	11.40	-	9.57	9.09	10.13
Tier 8	-	9.51	-	8.72	-	11.12	-	9.52	9.04	10.08
Tier 9	8.79	-	9.70	-	8.88	-	11.34	9.54	9.06	10.11
Tier 10	8.88	-	9.96	-	9.12	-	11.65	9.60	9.12	10.17
Tier 11	8.73	-	9.46	-	8.66	-	11.06	9.49	9.02	10.06
Tier 12	8.83	-	9.91	-	9.07	-	11.59	9.55	9.08	10.12
MassMutual RetireEase SelectSM
Tier 1	-	6.73	-	6.68	-	8.31	-	-	-	-
Tier 2	-	6.82	-	6.77	-	8.42	-	-	-	-
MassMutual Transitions SelectSM
Tier 1	-	10.52	-	9.94	-	12.34	-	9.68	9.20	10.26
Tier 2	8.97	-	10.49	-	9.90	-	12.31	9.68	9.20	10.26
MassMutual Equity EdgeSM (Note 1)
Tier 1	-	-	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2009

	MML Babson Blend Sub-Account	MML Babson Blend Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account	MML Babson Inflation-Protected and Income Sub-Account	MML Babson Inflation-Protected and Income Sub-Account	MML Babson Managed Bond Sub-Account	MML Babson Managed Bond Sub-Account	MML Balanced Allocation Sub-Account	MML Balanced Allocation Sub-Account

	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
ASSETS
Investments
Number of shares	2,955,174	355,749	1,227,310	37,326	24,991,994	1,919,320	18,871,180	2,183,270	12,363,855	17,371,388

Identified cost	$47,341,830	$4,770,322	$12,295,083	$238,108	$258,914,948	$18,781,772	$230,204,528	$26,406,377	$113,745,564	$134,789,125

Value	$45,829,577	$5,512,082	$9,393,181	$284,633	$259,416,900	$19,884,158	$235,705,002	$27,243,893	$115,107,486	$161,206,479
Dividends receivable	-	-	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	21,702	-	-	4,849,468	1,179,720	4,533,911	1,696,203	-	54,586

Total assets	45,829,577	5,533,784	9,393,181	284,633	264,266,368	21,063,878	240,238,913	28,940,096	115,107,486	161,261,065

LIABILITIES
Annuitant mortality fluctuation reserve	-	-	-	-	3,912	-	5,308	-	-	-
Payable to Massachusetts Mutual Life Insurance Company	657	-	18,816	9,969	-	-	-	-	3,801	-

Total liabilities	657	-	18,816	9,969	3,912	-	5,308	-	3,801	-

NET ASSETS	$45,828,920	$5,533,784	$9,374,365	$274,664	$264,262,456	$21,063,878	$240,233,605	$28,940,096	$115,103,685	$161,261,065

Net Assets:
Accumulation units - value	$45,809,651	$5,533,784	$9,374,365	$274,664	$263,262,545	$21,063,878	$239,340,756	$28,940,096	$115,103,685	$161,261,065
Contracts in payout (annuitization) period	19,269	-	-	-	999,911	-	892,849	-	-	-

Net assets	$45,828,920	$5,533,784	$9,374,365	$274,664	$264,262,456	$21,063,878	$240,233,605	$28,940,096	$115,103,685	$161,261,065

Outstanding units
Contract owners	3,986,125	483,934	902,928	27,194	23,369,781	1,890,824	18,851,605	2,382,512	12,100,804	17,019,622

UNIT VALUE
Panorama Premier	$10.05	$-	$9.01	$-	$11.88	$-	$-	$10.71	$9.49	$-
Panorama Passage® (Note 1)
Tier 1	10.73	-	8.94	-	11.81	-	15.90	-	9.48	-
Tier 2	10.61	-	8.84	-	11.68	-	15.73	-	9.45	-
Tier 3	11.01	-	9.13	-	12.01	-	16.31	-	9.52	-
MassMutual Artistry	10.84	-	12.42	-	12.05		15.58	-	9.53	-
MassMutual Transitions® (Note 1)
Custom Plan	12.54	-	10.79	-	12.24	-	14.02	-	9.58	-
Package Plan I	12.54	-	10.79	-	12.24	-	14.02	-	9.58	-
Package Plan II	12.21	-	10.51	-	11.96	-	13.65	-	9.51	-
Package Plan III	11.98	-	10.31	-	11.76	-	13.39	-	9.47	-
MassMutual EvolutionSM (Note 1)
Tier 1	11.06	-	9.62	-	11.03	-	12.03	-	9.47	-
Tier 2	10.80	-	9.40	-	10.77	-	11.75	-	9.39	-
Tier 3	10.65	-	9.27	-	10.62		11.58	-	9.35	-
Tier 4	10.78	-	9.39	-	10.76	-	11.73	-	9.39	-
Tier 5	10.54	-	9.17	-	10.51	-	11.46	-	9.32	-
Tier 6	10.38	-	9.04	-	10.36	-	11.29	-	9.27	-
Tier 7	10.77	-	9.37	-	10.74	-	11.71	-	9.37	-
Tier 8	10.50	-	9.14	-	10.47	-	11.42		9.30	-
Tier 9	-	10.70	-	9.31	-	10.67	-	11.64	-	9.32
Tier 10	-	10.99	-	9.56	-	10.96	-	11.96	-	9.41
Tier 11	-	10.44	-	9.08	-	10.41	-	11.35	-	9.25
Tier 12	-	10.93	-	9.51	-	10.90	-	11.89	-	9.36
MassMutual RetireEase SelectSM
Tier 1	8.95	-	7.23	-	10.85	-	11.41	-	-	-
Tier 2	9.06	-	7.33	-	10.99	-	11.55	-	-	-
MassMutual Transitions SelectSM
Tier 1	11.80	-	10.59	-	11.28	-	12.34	-	9.54	-
Tier 2	-	11.76	-	10.55	-	11.24	-	12.30	-	9.51
MassMutual Equity EdgeSM (Note 1)
Tier 1	-	-	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2009

	MML Baring China Sub-Account	MML Baring Strategic Emerging Markets Sub-Account	MML Capital Guardian Asset Allocation Sub-Account	MML Capital Guardian Asset Allocation Sub-Account	MML Capital Guardian Growth & Income Sub-Account	MML Capital Guardian Growth & Income Sub-Account	MML Conservative Allocation Sub-Account	MML Conservative Allocation Sub-Account	MML Davis Large Cap Value Sub-Account	MML Davis Large Cap Value Sub-Account

	(Service Class I)	(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
ASSETS
Investments
Number of shares	152,284	296,042	12,486,310	702,592	14,850,583	1,541,602	7,900,065	14,665,722	17,350,535	1,068,530

Identified cost	$1,567,214	$2,679,640	$122,089,587	$4,861,491	$144,736,244	$9,207,625	$70,100,151	$125,092,363	$201,984,808	$8,497,000

Value	$1,940,095	$3,499,216	$96,768,905	$5,424,011	$109,151,784	$11,284,530	$77,499,636	$143,430,762	$179,721,510	$11,032,871
Dividends receivable	-	-	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	122,490	84,299	-	-	-	92,273	-	-

Total assets	1,940,095	3,499,216	96,891,395	5,508,310	109,151,784	11,284,530	77,499,636	143,523,035	179,721,510	11,032,871

LIABILITIES
Annuitant mortality fluctuation reserve	-	-	6,716	-	5,422	-	-	-	1,376	-
Payable to Massachusetts Mutual Life Insurance Company	54,093	141,241	-	-	89,447	71,574	4,500	-	1,762,910	226,172

Total liabilities	54,093	141,241	6,716	-	94,869	71,574	4,500	-	1,764,286	226,172

NET ASSETS	$1,886,002	$3,357,975	$96,884,679	$5,508,310	$109,056,915	$11,212,956	$77,495,136	$143,523,035	$177,957,224	$10,806,699

Net Assets:
Accumulation units - value	$1,886,002	$3,357,975	$96,468,460	$5,508,310	$108,821,759	$11,212,956	$77,495,136	$143,523,035	$177,328,531	$10,806,699
Contracts in payout (annuitization) period	-	-	416,219	-	235,156	-	-	-	628,693	-

Net assets	$1,886,002	$3,357,975	$96,884,679	$5,508,310	$109,056,915	$11,212,956	$77,495,136	$143,523,035	$177,957,224	$10,806,699

Outstanding units
Contract owners	141,866	274,510	8,484,992	550,251	9,979,467	1,233,768	7,878,268	14,681,035	16,719,953	1,040,101

UNIT VALUE
Panorama Premier	$-	$-	$11.77	$-	$11.29	$-	$9.81	$-	$9.64	$-
Panorama Passage® (Note 1)
Tier 1	-	-	11.70	-	11.22	-	9.79	-	9.56	-
Tier 2	-	-	11.58	-	11.10	-	9.76	-	9.45	-
Tier 3	-	-	11.90	-	11.41	-	9.84	-	9.79	-
MassMutual Artistry	14.80	15.01	11.95	-	11.46	-	9.85	-	9.76	-
MassMutual Transitions® (Note 1)
Custom Plan	-	-	12.13	-	11.63	-	9.89	-	11.95	-
Package Plan I	-	-	12.13	-	11.63	-	9.89	-	11.95	-
Package Plan II	-	-	11.85	-	11.36	-	9.82	-	11.63	-
Package Plan III	-	-	11.66	-	11.18	-	9.78	-	11.42	-
MassMutual EvolutionSM (Note 1)
Tier 1	13.25	12.18	9.71	-	8.54	-	9.78	-	9.92	-
Tier 2	13.18	12.12	9.49	-	8.34	-	9.70	-	9.69	-
Tier 3	13.13	12.08	9.35	-	8.22	-	9.65	-	9.55	-
Tier 4	13.18	12.12	9.47	-	8.33	-	9.70	-	9.68	-
Tier 5	13.11	12.06	9.25	-	8.13	-	9.63	-	9.45	-
Tier 6	13.07	12.02	9.12	-	8.02	-	9.58	-	9.32	-
Tier 7	13.16	12.10	9.45	-	8.31	-	9.68	-	9.66	-
Tier 8	13.09	12.04	9.22	-	8.11	-	9.61	-	9.42	-
Tier 9	13.13	12.07	-	9.39	-	8.26	-	9.62	-	9.60
Tier 10	13.21	12.15	-	9.65	-	8.48	-	9.71	-	9.86
Tier 11	13.06	12.01	-	9.16	-	8.05	-	9.54	-	9.37
Tier 12	13.14	12.09	-	9.60	-	8.43	-	9.66	-	9.81
MassMutual RetireEase SelectSM
Tier 1	-	-	7.51	-	6.83	-	-	-	7.38	-
Tier 2	-	-	7.61	-	6.92	-	-	-	7.48	-
MassMutual Transitions SelectSM
Tier 1	13.32	12.25	10.37	-	9.34	-	9.85	-	10.80	-
Tier 2	13.32	12.25	-	10.33	-	9.30	-	9.81	-	10.77
MassMutual Equity EdgeSM (Note 1)
Tier 1	-	-	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2009

	MML Emerging Growth Sub-Account	MML Emerging Growth Sub-Account	MML Equity Index Sub-Account	MML Equity Index Sub-Account	MML Growth Allocation Sub-Account	MML Growth Allocation Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML MFS Global Sub-Account

	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Class II)	(Class I)
ASSETS
Investments
Number of shares	1,245,347	87,018	3,961,343	84,931	53,535,242	65,239,367	2,224,799	200,296	652,966	877,395

Identified cost	$7,651,085	$369,335	$58,549,325	$955,643	$481,687,321	$443,268,025	$19,951,375	$933,714	$6,240,924	$8,273,149

Value	$6,009,263	$418,492	$55,339,961	$1,178,841	$459,867,732	$559,101,376	$14,060,727	$1,259,862	$4,146,336	$6,633,109
Dividends receivable	-	-	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	19,971	7,040	198,434	-	49,959	-	-	-	-	-

Total assets	6,029,234	425,532	55,538,395	1,178,841	459,917,691	559,101,376	14,060,727	1,259,862	4,146,336	6,633,109

LIABILITIES
Annuitant mortality fluctuation reserve	-	-	1,155	-	-	-	-	-	-	-
Payable to Massachusetts Mutual Life Insurance Company	-	-	-	7,948	-	49,143	121,533	57,470	8,281	26,902

Total liabilities	-	-	1,155	7,948	-	49,143	121,533	57,470	8,281	26,902

NET ASSETS	$6,029,234	$425,532	$55,537,240	$1,170,893	$459,917,691	$559,052,233	$13,939,194	$1,202,392	$4,138,055	$6,606,207

Net Assets:
Accumulation units - value	$6,025,495	$425,532	$55,396,666	$1,170,893	$459,917,691	$559,052,233	$13,901,560	$1,202,392	$4,138,055	$6,595,040
Contracts in payout (annuitization) period	3,739	-	140,574	-	-	-	37,634	-	-	11,167

Net assets	$6,029,234	$425,532	$55,537,240	$1,170,893	$459,917,691	$559,052,233	$13,939,194	$1,202,392	$4,138,055	$6,606,207

Outstanding units
Contract owners	726,919	44,909	6,142,247	114,755	50,226,930	61,172,206	1,582,228	142,055	573,242	746,492

UNIT VALUE
Panorama Premier	$4.21	$-	$8.20	$-	$9.14	$-	$-	$-	$7.41	$-
Panorama Passage® (Note 1)
Tier 1	4.17	-	8.58	-	9.12	-	-	-	7.43	-
Tier 2	4.13	-	8.49	-	9.10	-	-	-	7.35	-
Tier 3	4.27	-	8.81	-	9.17	-	-	-	7.62	-
MassMutual Artistry	4.32	-	7.62	-	9.18	-	-	-	5.51	-
MassMutual Transitions® (Note 1)
Custom Plan	9.10	-	10.89	-	9.22	-	9.10	-	-	8.73
Package Plan I	9.10	-	10.89	-	9.22	-	9.10	-	-	8.73
Package Plan II	8.86	-	10.61	-	9.16	-	8.86	-	-	8.50
Package Plan III	8.69	-	10.41	-	9.11	-	8.69	-	-	8.34
MassMutual EvolutionSM (Note 1)
Tier 1	8.03	-	9.69	-	9.11	-	8.03	-	-	8.28
Tier 2	7.85	-	9.46	-	9.04	-	7.85	-	-	8.09
Tier 3	7.73	-	9.33	-	9.00	-	7.73	-	-	7.97
Tier 4	7.84	-	9.45	-	9.04	-	7.83	-	-	8.08
Tier 5	7.66	-	9.23	-	8.97	-	7.65	-	-	7.89
Tier 6	7.54	-	9.10	-	8.93	-	7.54	-	-	7.78
Tier 7	7.82	-	9.43	-	9.03	-	7.82	-	-	8.06
Tier 8	7.63	-	9.20	-	8.96	-	7.63	-	-	7.87
Tier 9	-	7.78	-	9.37	-	8.98	-	7.76	-	-
Tier 10	-	7.99	-	9.63	-	9.07	-	7.97	-	-
Tier 11	-	7.59	-	9.14	-	8.91	-	7.57	-	-
Tier 12	-	7.94	-	9.58	-	9.02	-	7.93	-	-
MassMutual RetireEase SelectSM
Tier 1	6.70	-	7.38	-	-	-	5.63	-	-	6.78
Tier 2	6.79	-	7.48	-	-	-	5.71	-	-	6.87
MassMutual Transitions SelectSM
Tier 1	9.97	-	10.61	-	9.19	-	8.80	-	-	9.65
Tier 2	-	9.94	-	10.58	-	9.16	-	8.76	-	-
MassMutual Equity EdgeSM (Note 1)
Tier 1	-	-	8.58	-	-	-	-	-	-	-
Tier 2	-	-	8.61	-	-	-	-	-	-	-
Tier 3	-	-	8.69	-	-	-	-	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2009

	MML MFS Global Sub-Account	MML MFS Global Sub-Account	MML Moderate Allocation Sub-Account	MML Moderate Allocation Sub-Account	MML Money Market Sub-Account	MML NASDAQ-100® Sub-Account	MML NASDAQ-100® Sub-Account	MML Oppenheimer Small Cap Equity Sub-Account	MML Oppenheimer Small Cap Equity Sub-Account	MML Oppenheimer/ Bernstein Equity Sub-Account

	(Service Class I)	(Class II)	(Initial Class)	(Service Class)	(Initial Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)
ASSETS
Investments
Number of shares	77,701	515,355	34,930,347	44,541,808	27,421,778	529,298	146,972	4,197,678	244,731	1,409,849

Identified cost	$448,371	$5,086,748	$319,951,118	$328,315,854	$27,402,575	$2,231,913	$538,091	$29,974,175	$1,476,793	$32,422,733

Value	$588,195	$3,937,315	$317,167,548	$403,103,358	$27,404,201	$2,509,033	$694,329	$31,780,424	$1,846,012	$24,539,177
Dividends receivable	-	-	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	86,340	109,979	-	-	18,149	4,593	25,686

Total assets	588,195	3,937,315	317,167,548	403,189,698	27,514,180	2,509,033	694,329	31,798,573	1,850,605	24,564,863

LIABILITIES
Annuitant mortality fluctuation reserve	-	-	-	-	-	-	-	37	-	206
Payable to Massachusetts Mutual Life Insurance Company	29,210	24,786	18,544	-	-	10,787	15,894	-	-	-

Total liabilities	29,210	24,786	18,544	-	-	10,787	15,894	37	-	206

NET ASSETS	$558,985	$3,912,529	$317,149,004	$403,189,698	$27,514,180	$2,498,246	$678,435	$31,798,536	$1,850,605	$24,564,657

Net Assets:
Accumulation units - value	$558,985	$3,912,529	$317,149,004	$403,189,698	$26,731,007	$2,491,002	$678,435	$31,755,912	$1,850,605	$24,434,082
Contracts in payout (annuitization) period	-	-	-	-	783,173	7,244	-	42,624	-	130,575

Net assets	$558,985	$3,912,529	$317,149,004	$403,189,698	$27,514,180	$2,498,246	$678,435	$31,798,536	$1,850,605	$24,564,657

Outstanding units
Contract owners	60,795	546,125	33,577,672	42,862,242	2,759,798	297,498	53,920	2,887,830	187,944	2,502,424

UNIT VALUE
Panorama Premier	$-	$7.31	$9.42	$-	$9.92	$4.20	$-	$13.77	$-	$7.75
Panorama Passage® (Note 1)
Tier 1	-	7.15	9.41	-	9.90	4.16	-	12.51	-	8.68
Tier 2	-	7.07	9.38	-	9.87	4.12	-	12.38	-	8.59
Tier 3	-	7.33	9.45	-	9.95	4.26	-	12.84	-	8.91
MassMutual Artistry	-	5.13	9.46	-	9.96	4.31	-	11.71	-	9.05
MassMutual Transitions® (Note 1)
Custom Plan	-	-	9.51	-	10.01	-	-	11.09	-	11.12
Package Plan I	-	-	9.51	-	10.01	-	-	11.09	-	11.12
Package Plan II	-	-	9.44	-	9.94	-	-	10.80	-	10.83
Package Plan III	-	-	9.40	-	9.89	-	-	10.60	-	10.63
MassMutual EvolutionSM (Note 1)
Tier 1	-	-	9.40	-	9.89	11.40	-	9.33	-	9.79
Tier 2	-	-	9.32	-	9.82	11.14	-	9.11	-	9.56
Tier 3	-	-	9.28	-	9.77	10.97	-	8.98	-	9.42
Tier 4	-	-	9.32	-	9.82	11.12	-	9.10	-	9.54
Tier 5	-	-	9.25	-	9.74	10.86	-	8.89	-	9.32
Tier 6	-	-	9.21	-	9.69	10.70	-	8.76	-	9.19
Tier 7	-	-	9.31	-	9.80	11.10	-	9.08	-	9.53
Tier 8	-	-	9.23	-	9.72	10.83	-	8.86	-	9.29
Tier 9	8.05	-	-	9.25	9.77	-	11.03	-	9.01	-
Tier 10	8.27	-	-	9.34	9.87	-	11.33	-	9.26	-
Tier 11	7.85	-	-	9.18	9.70	-	10.76	-	8.79	-
Tier 12	8.23	-	-	9.29	9.81	-	11.27	-	9.21	-
MassMutual RetireEase SelectSM
Tier 1	-	-	-	-	-	9.38	-	7.20	-	6.78
Tier 2	-	-	-	-	10.16	9.51	-	7.29	-	6.87
MassMutual Transitions SelectSM
Tier 1	-	-	9.47	-	9.97	13.17	-	10.51	-	10.43
Tier 2	9.66	-	-	9.44	9.97	-	13.13	-	10.46	-
MassMutual Equity EdgeSM (Note 1)
Tier 1	-	-	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2009

	MML Oppenheimer/ Bernstein Equity Sub-Account	MML Rainier Large Cap Growth Sub-Account	MML Rainier Large Cap Growth Sub-Account	MML Small Cap Index Sub-Account	MML Small Cap Index Sub-Account	MML T. Rowe Price Blue Chip Growth Sub-Account	MML T. Rowe Price Blue Chip Growth Sub-Account	MML T. Rowe Price Equity Income Sub-Account	MML T. Rowe Price Equity Income Sub-Account	MML T. Rowe Price Mid Cap Growth Sub-Account

	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)
ASSETS
Investments
Number of shares	346,826	2,501,934	63,626	3,247,700	356,587	4,229,602	580,143	29,143,441	2,022,643	8,650,169

Identified cost	$4,902,904	$24,481,480	$449,039	$30,758,487	$2,193,049	$40,287,647	$4,157,053	$291,685,035	$13,222,465	$86,840,880

Value	$6,016,901	$22,017,016	$558,636	$25,526,919	$2,792,078	$41,069,431	$5,615,781	$243,347,730	$16,828,393	$82,609,117
Dividends receivable	-	-	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	-	-	-

Total assets	6,016,901	22,017,016	558,636	25,526,919	2,792,078	41,069,431	5,615,781	243,347,730	16,828,393	82,609,117

LIABILITIES
Annuitant mortality fluctuation reserve	-	-	-	217	-	505	-	1,802	-	152
Payable to Massachusetts Mutual Life Insurance Company	37,940	12,213	11,389	13,776	49,820	157,200	197,460	810,025	201,522	350,337

Total liabilities	37,940	12,213	11,389	13,993	49,820	157,705	197,460	811,827	201,522	350,489

NET ASSETS	$5,978,961	$22,004,803	$547,247	$25,512,926	$2,742,258	$40,911,726	$5,418,321	$242,535,903	$16,626,871	$82,258,628

Net Assets:
Accumulation units - value	$5,978,961	$21,976,753	$547,247	$25,455,533	$2,742,258	$40,845,652	$5,418,321	$241,830,282	$16,626,871	$82,184,487
Contracts in payout (annuitization) period	-	28,050	-	57,393	-	66,074	-	705,621	-	74,141

Net assets	$5,978,961	$22,004,803	$547,247	$25,512,926	$2,742,258	$40,911,726	$5,418,321	$242,535,903	$16,626,871	$82,258,628

Outstanding units
Contract owners	590,409	2,386,057	55,738	2,029,382	243,514	3,565,999	497,982	22,211,666	1,564,518	5,875,393

UNIT VALUE
Panorama Premier	$-	$7.13	$-	$13.93	$-	$12.80	$-	$13.19	$-	$23.69
Panorama Passage® (Note 1)
Tier 1	-	7.25	-	14.08	-	12.72	-	13.11	-	17.72
Tier 2	-	7.18	-	13.93	-	12.59	-	12.97	-	17.53
Tier 3	-	7.44	-	14.45	-	12.94	-	13.33	-	18.18
MassMutual Artistry	-	5.73	-	12.04	-	12.99	-	13.38	-	13.85
MassMutual Transitions® (Note 1)
Custom Plan	-	9.70	-	12.90	-	11.61	-	11.62	-	15.28
Package Plan I	-	9.70	-	12.90	-	11.61	-	11.62	-	15.28
Package Plan II	-	9.45	-	12.56	-	11.31	-	11.31	-	14.88
Package Plan III	-	9.27	-	12.33	-	11.10	-	11.10	-	14.60
MassMutual EvolutionSM (Note 1)
Tier 1	-	8.78	-	10.28	-	10.19	-	10.24	-	9.67
Tier 2	-	8.57	-	10.04	-	9.95	-	10.00	-	9.53
Tier 3	-	8.45	-	9.90	-	9.81	-	9.86	-	9.44
Tier 4	-	8.56	-	10.03	-	9.94	-	9.99	-	9.53
Tier 5	-	8.36	-	9.80	-	9.71	-	9.76	-	9.39
Tier 6	-	8.24	-	9.65	-	9.57	-	9.61	-	9.31
Tier 7	-	8.54	-	10.01	-	9.92	-	9.97	-	9.50
Tier 8	-	8.33	-	9.76	-	9.68	-	9.72	-	9.36
Tier 9	9.47	-	8.49	-	9.95	-	9.86	-	9.91
Tier 10	9.73	-	8.72	-	10.21	-	10.13	-	10.17	-
Tier 11	9.24	-	8.28	-	9.70	-	9.62	-	9.66	-
Tier 12	9.68	-	8.68	-	10.16	-	10.08	-	10.12	-
MassMutual RetireEase SelectSM
Tier 1	-	7.86	-	7.47	-	8.09	-	7.28	-	8.53
Tier 2	-	7.96	-	7.56	-	8.19	-	7.37	-	8.64
MassMutual Transitions SelectSM
Tier 1	-	10.44	-	11.87	-	11.44	-	10.92	-	9.81
Tier 2	10.39	-	10.40	-	11.83	-	11.41	-	10.88	-
MassMutual Equity EdgeSM (Note 1)
Tier 1	-	-	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2009

	MML T. Rowe Price Mid Cap Growth Sub-Account	MML T. Rowe Price Small Company Value Sub-Account	MML Templeton Foreign Sub-Account	MML Templeton Foreign Sub-Account	MML W&R/Wellington Small Cap Growth Equity Sub-Account	MML W&R/Wellington Small Cap Growth Equity Sub-Account	Oppenheimer Balanced Sub-Account	Oppenheimer Balanced Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Capital Appreciation Sub-Account

	(Service Class)	(Service Class II)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Service)	(Non-Service)	(Service)	(Non-Service)
ASSETS
Investments
Number of shares	1,063,378	39,761	24,705,943	488,874	10,193,031	184,738	38,401	2,218,771	78,508	7,398,235

Identified cost	$7,338,932	$586,652	$257,875,375	$3,392,842	$158,288,847	$2,042,747	$317,963	$33,985,512	$2,173,674	$284,696,475

Value	$10,123,360	$623,054	$221,118,194	$4,360,756	$147,578,674	$2,664,913	$391,304	$22,853,347	$2,876,539	$273,290,785
Dividends receivable	-	-	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	6,179	4,613,579	-	-	-	-	-	-	-

Total assets	10,123,360	629,233	225,731,773	4,360,756	147,578,674	2,664,913	391,304	22,853,347	2,876,539	273,290,785
LIABILITIES
Annuitant mortality fluctuation reserve	-	-	1,591	-	1,591	-	-	42	-	3,062
Payable to Massachusetts Mutual Life Insurance Company	382,740	-	-	48,974	309,255	49,086	137	13,082	100,473	5,642,294

Total liabilities	382,740	-	1,591	48,974	310,846	49,086	137	13,124	100,473	5,645,356

NET ASSETS	$9,740,620	$629,233	$225,730,182	$4,311,782	$147,267,828	$2,615,827	$391,167	$22,840,223	$2,776,066	$267,645,429

Net Assets:
Accumulation units - value	$9,740,620	$629,233	$224,986,731	$4,311,782	$146,778,848	$2,615,827	$391,167	$22,791,146	$2,776,066	$266,746,317
Contracts in payout (annuitization) period	-	-	743,451	-	488,980	-	-	49,077	-	899,112

Net assets	$9,740,620	$629,233	$225,730,182	$4,311,782	$147,267,828	$2,615,827	$391,167	$22,840,223	$2,776,066	$267,645,429

Outstanding units
Contract owners	1,002,267	48,817	17,803,253	343,062	11,574,478	208,700	46,206	2,483,060	274,233	25,756,897

UNIT VALUE
Panorama Premier	$-	$-	$11.79	$-	$15.17	$-	$-	$9.13	$-	$10.00
Panorama Passage® (Note 1)
Tier 1	-	-	11.98	-	13.53	-	-	9.05	-	10.09
Tier 2	-	-	11.85	-	13.38	-	-	8.96	-	9.98
Tier 3	-	-	12.29	-	13.88	-	-	9.27	-	10.35
MassMutual Artistry	-	12.90	10.89	-	9.36	-	-	9.03	-	7.19
MassMutual Transitions® (Note 1)
Custom Plan	-	-	13.32	-	14.19	-	-	9.65	-	10.72
Package Plan I	-	-	13.32	-	14.19	-	-	9.65	-	10.72
Package Plan II	-	-	12.97	-	13.82	-	-	9.39	-	10.44
Package Plan III	-	-	12.73	-	13.56	-	-	9.22	-	10.24
MassMutual EvolutionSM (Note 1)
Tier 1	-	12.87	11.97	-	11.22	-	-	8.01	-	9.62
Tier 2	-	12.83	11.70	-	10.96	-	-	7.83	-	9.40
Tier 3	-	12.81	11.53	-	10.80	-	-	7.71	-	9.26
Tier 4	-	12.83	11.68	-	10.94	-	-	7.82	-	9.39
Tier 5	-	12.80	11.41	-	10.69	-	-	7.64	-	9.17
Tier 6	-	12.78	11.24	-	10.53	-	-	7.52	-	9.04
Tier 7	-	12.83	11.66	-	10.92	-	-	7.80	-	9.37
Tier 8	-	12.79	11.37	-	10.65	-	-	7.61	-	9.14
Tier 9	9.44	12.81	-	11.59	-	10.86	7.76	-	9.31	-
Tier 10	9.62	12.85	-	11.90	-	11.15	7.97	-	9.56	-
Tier 11	9.31	12.77	-	11.30	-	10.59	7.57	-	9.08	-
Tier 12	9.57	12.82	-	11.84	-	11.09	7.92	-	9.51	-
MassMutual RetireEase SelectSM
Tier 1	-	-	7.44	-	8.06	-	-	6.44	-	7.94
Tier 2	-	-	7.54	-	8.17	-	-	6.52	-	8.04
MassMutual Transitions SelectSM
Tier 1	-	12.90	12.95	-	13.13	-	-	8.63	-	10.69
Tier 2	9.78	12.90	-	12.90	-	13.09	8.60	-	10.65	-
MassMutual Equity EdgeSM (Note 1)
Tier 1	-	-	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2009

	Oppenheimer Core Bond Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer MidCap Sub-Account

	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)
ASSETS
Investments
Number of shares	821,348	314,119	10,381,722	184,621	8,754,086	4,131,175	35,826,477	29,202	2,282,165	20,069

Identified cost	$8,832,871	$6,279,309	$315,463,668	$285,608	$36,753,488	$5,299,726	$63,546,449	$437,880	$44,959,973	$556,267

Value	$5,806,928	$8,255,038	$275,115,647	$367,395	$17,333,090	$7,064,309	$59,113,688	$526,807	$41,489,758	$717,481
Dividends receivable	-	-	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	-	-	-

Total assets	5,806,928	8,255,038	275,115,647	367,395	17,333,090	7,064,309	59,113,688	526,807	41,489,758	717,481

LIABILITIES
Annuitant mortality fluctuation reserve	-	-	3,051	-	162	-	91	-	489	-
Payable to Massachusetts Mutual Life Insurance Company	127	238,776	344,997	76	9,776	162,110	253,462	876	31,087	25,897

Total liabilities	127	238,776	348,048	76	9,938	162,110	253,553	876	31,576	25,897

NET ASSETS	$5,806,801	$8,016,262	$274,767,599	$367,319	$17,323,152	$6,902,199	$58,860,135	$525,931	$41,458,182	$691,584

Net Assets:
Accumulation units - value	$5,806,801	$8,016,262	$274,097,175	$367,319	$17,313,958	$6,902,199	$58,702,140	$525,931	$41,437,340	$691,584
Contracts in payout (annuitization) period	-	-	670,424	-	9,194	-	157,995	-	20,842	-

Net assets	$5,806,801	$8,016,262	$274,767,599	$367,319	$17,323,152	$6,902,199	$58,860,135	$525,931	$41,458,182	$691,584

Outstanding units
Contract owners	554,225	607,712	19,645,438	122,439	5,023,300	461,377	3,850,791	51,426	4,128,252	75,245

UNIT VALUE
Panorama Premier	$10.48	$-	$17.31	$-	$3.39	$-	$20.94	$-	$8.67	$-
Panorama Passage® (Note 1)
Tier 1	-	-	17.21	-	3.38	-	13.59	-	8.89	-
Tier 2	-	-	17.03	-	3.34	-	13.45	-	8.80	-
Tier 3	-	-	17.66	-	3.47	-	13.94	-	9.12	-
MassMutual Artistry	-	-	11.74	-	3.46	-	9.81	-	7.90	-
MassMutual Transitions® (Note 1)
Custom Plan	-	-	14.88	-	3.63	-	15.54	-	10.69	-
Package Plan I	-	-	14.88	-	3.63	-	15.54	-	10.69	-
Package Plan II	-	-	14.49	-	3.54	-	15.14	-	10.41	-
Package Plan III	-	-	14.22	-	3.47	-	14.85	-	10.21	-
MassMutual EvolutionSM (Note 1)
Tier 1	-	-	12.25	-	2.93	-	13.68	-	9.59	-
Tier 2	-	-	11.96	-	2.87	-	13.36	-	9.37	-
Tier 3	-	-	11.79	-	2.82	-	13.17	-	9.23	-
Tier 4	-	-	11.95	-	2.86	-	13.34	-	9.35	-
Tier 5	-	-	11.67	-	2.80	-	13.03	-	9.14	-
Tier 6	-	-	11.50	-	2.76	-	12.84	-	9.00	-
Tier 7	-	-	11.92	-	2.86	-	13.32	-	9.34	-
Tier 8	-	-	11.63	-	2.79	-	12.99	-	9.11	-
Tier 9	-	11.85	-	2.88	-	13.24	-	9.28	-	8.29
Tier 10	-	12.17	-	2.96	-	13.60	-	9.53	-	8.51
Tier 11	-	11.56	-	2.81	-	12.91	-	9.05	-	8.08
Tier 12	-	12.11	-	2.94	-	13.53	-	9.48	-	8.47
MassMutual RetireEase SelectSM
Tier 1	-	-	7.83	-	2.43	-	7.67	-	7.29	-
Tier 2	-	-	7.93	-	2.47	-	7.77	-	7.38	-
MassMutual Transitions SelectSM
Tier 1	-	-	13.93	-	2.97	-	15.58	-	10.56	-
Tier 2	-	13.88	-	3.01	-	15.53	-	10.53	-	9.39
MassMutual Equity EdgeSM (Note 1)
Tier 1	-	-	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2009

	Oppenheimer MidCap Sub-Account	Oppenheimer Money Sub-Account	Oppenheimer Strategic Bond Sub-Account	Oppenheimer Strategic Bond Sub-Account	Panorama Growth Sub-Account	Panorama Total Return Sub-Account	PIMCO CommodityRealReturn® Strategy Sub-Account

	(Non-Service)	(Non-Service)	(Service)	(Non-Service)	(Non-Service)	(Non-Service)	(Advisor Class)
ASSETS
Investments
Number of shares	4,381,083	49,448,977	5,586,030	63,490,735	460,856	818,486	1,954,440

Identified cost	$199,288,145	$49,448,977	$26,013,293	$330,601,955	$827,579	$1,068,005	$20,720,226

Value	$159,997,138	$49,448,977	$30,052,844	$336,500,894	$811,107	$892,150	$16,886,361
Dividends receivable	-	156	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	224,643	1,193,905	4,756,733	-	-	-

Total assets	159,997,138	49,673,776	31,246,749	341,257,627	811,107	892,150	16,886,361

LIABILITIES
Annuitant mortality fluctuation reserve	1,170	11,106	-	10,656	-	-	-
Payable to Massachusetts Mutual Life Insurance Company	2,814,687	-	-	-	77	75	309,206

Total liabilities	2,815,857	11,106	-	10,656	77	75	309,206

NET ASSETS	$157,181,281	$49,662,670	$31,246,749	$341,246,971	$811,030	$892,075	$16,577,155

Net Assets:
Accumulation units - value	$156,663,474	$49,292,463	$31,246,749	$340,076,539	$811,030	$892,075	$16,553,116
Contracts in payout (annuitization) period	517,807	370,207	-	1,170,432	-	-	24,039

Net assets	$157,181,281	$49,662,670	$31,246,749	$341,246,971	$811,030	$892,075	$16,577,155

Outstanding units
Contract owners	17,482,572	4,404,420	2,568,957	26,182,773	79,214	88,187	1,863,374

UNIT VALUE
Panorama Premier	$6.92	$13.32	$-	$16.37	$11.53	$10.97	$8.83
Panorama Passage® (Note 1)
Tier 1	6.88	11.54	-	16.14	8.00	8.42	8.80
Tier 2	6.81	11.42	-	15.97	7.92	8.33	8.75
Tier 3	7.06	11.84	-	16.56	8.21	8.64	8.88
MassMutual Artistry	3.75	11.45	-	15.94	7.93	7.99	8.90
MassMutual Transitions® (Note 1)
Custom Plan	9.33	11.13	-	15.34	-	-	8.98
Package Plan I	9.33	11.13	-	15.34	-	-	8.98
Package Plan II	9.08	10.84	-	14.93	-	-	8.86
Package Plan III	8.91	10.64	-	14.65	-	-	8.78
MassMutual EvolutionSM (Note 1)
Tier 1	8.56	10.72	-	12.10	-	-	8.78
Tier 2	8.37	10.47	-	11.82	-	-	8.65
Tier 3	8.24	10.32	-	11.65	-	-	8.57
Tier 4	8.35	10.45	-	11.80	-	-	8.65
Tier 5	8.16	10.21	-	11.53	-	-	8.52
Tier 6	8.04	10.06	-	11.36	-	-	8.45
Tier 7	8.34	10.43	-	11.78	-	-	8.62
Tier 8	8.13	10.18	-	11.49	-	-	8.49
Tier 9	-	-	11.69	-	-	-	8.60
Tier 10	-	-	12.01	-	-	-	8.75
Tier 11	-	-	11.40	-	-	-	8.47
Tier 12	-	-	11.94	-	-	-	8.71
MassMutual RetireEase SelectSM
Tier 1	6.39	-	-	10.20	-	-	9.07
Tier 2	6.47	-	-	10.33	-	-	9.19
MassMutual Transitions SelectSM
Tier 1	9.42	11.00	-	12.33	-	-	8.91
Tier 2	-	-	12.27	-	-	-	8.91
MassMutual Equity EdgeSM (Note 1)
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

For The Year Ended December 31, 2009

	AIM V.I. Financial Services Sub-Account	AIM V.I. Financial Services Sub-Account	AIM V.I. Global Health Care Sub-Account	AIM V.I. Global Health Care Sub-Account	AIM V.I. Technology Sub-Account	AIM V.I. Technology Sub-Account	Fidelity® VIP Contrafund ® Sub-Account	Fidelity® VIP Contrafund ® Sub-Account	ING Clarion Global Real Estate Sub-Account	MML Aggressive Allocation Sub-Account
	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)	(Initial Class)	(Service Class 2)	(Class S)	(Initial Class)
Investment income
Dividends	$116,649	$23,487	$34,930	$896	$-	$-	$3,828,909	$203,851	$181,887	$66,127

Expenses
Mortality and expense risk fees and administrative charges	35,259	8,051	108,889	7,264	61,369	1,964	3,351,777	188,220	91,318	320,395

Net investment income (loss)	81,390	15,436	(73,959)	(6,368)	(61,369)	(1,964)	477,132	15,631	90,569	(254,268)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(2,410,821)	(21,237)	(857,649)	(21,441)	(153,220)	1,108	(22,436,906)	(59,527)	(1,038,066)	(612,019)
Realized gain distribution	-	-	-	-	-	-	76,152	5,140	-	83,586

Realized gain (loss)	(2,410,821)	(21,237)	(857,649)	(21,441)	(153,220)	1,108	(22,360,754)	(54,387)	(1,038,066)	(528,433)

Change in net unrealized appreciation/depreciation of investments	3,232,964	275,990	3,297,808	177,574	2,799,793	68,086	104,872,390	5,044,211	3,337,057	8,163,301

Net gain (loss) on investments	822,143	254,753	2,440,159	156,133	2,646,573	69,194	82,511,636	4,989,824	2,298,991	7,634,868

Net increase (decrease) in net assets resulting from operations	903,533	270,189	2,366,200	149,765	2,585,204	67,230	82,988,768	5,005,455	2,389,560	7,380,600

Capital transactions:
Transfer of net premiums	81,861	427,742	180,587	322,500	107,096	167,925	5,451,831	9,946,668	1,156,432	714,819
Transfers due to death benefits	(13,659)	-	(99,548)	(743)	(12,823)	-	(1,616,603)	-	(29,544)	-
Transfers due to annuity benefit payments	-	-	(1,758)	-	(482)	-	(51,867)	-	(360)	-
Transfers due to withdrawal of funds	(262,541)	(5,640)	(897,345)	(7,435)	(391,678)	(1,683)	(15,092,841)	(189,136)	(258,612)	(465,353)
Transfers due to loans, net of repayments	(822)	-	2,461	-	405	-	(3,342)	-	2,055	-
Transfers due to cost of insurance	(8,487)	(3,759)	(18,784)	(3,244)	(14,243)	(837)	(914,219)	(87,721)	(27,374)	(117,361)
Transfers due to contingent deferred sales charges	(54)	-	(408)	-	(165)	-	(1,254)	-	(12)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	189	-	132	-	(1,960)	-	(482)	-
Transfers between Sub-Accounts and to/from Fixed Account	729,964	(64,397)	(350,634)	16,001	1,322,966	68,207	(13,780,056)	(976,564)	116,301	(321,699)

Net increase (decrease) in net assets resulting from capital transactions	526,262	353,946	(1,185,240)	327,079	1,011,208	233,612	(26,010,311)	8,693,247	958,404	(189,594)

Total increase (decrease)	1,429,795	624,135	1,180,960	476,844	3,596,412	300,842	56,978,457	13,698,702	3,347,964	7,191,006

NET ASSETS, at beginning of the year	2,632,845	226,088	9,816,130	297,723	4,138,682	65,850	258,786,612	7,060,203	6,154,981	22,566,626

NET ASSETS, at end of the year	$4,062,640	$850,223	$10,997,090	$774,567	$7,735,094	$366,692	$315,765,069	$20,758,905	$9,502,945	$29,757,632

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2009

	MML Aggressive Allocation Sub-Account	MML AllianceBernstein Small/Mid Cap Value Sub-Account	MML AllianceBernstein Small/Mid Cap Value Sub-Account	MML American Century Income & Growth Sub-Account	MML American Century Income & Growth Sub-Account	MML American Century Mid Cap Value Sub-Account	MML American Century Mid Cap Value Sub-Account	MML American Funds® Core Allocation Sub-Account	MML American Funds® Growth Sub-Account	MML American Funds® International Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Service Class I)	(Service Class I)	(Service Class I)
Investment income
Dividends	$27,035	$1,854,503	$38,998	$284,002	$13,965	$4,253,030	$103,215	$1,842,477	$63,126	$140,221

Expenses
Mortality and expense risk fees and administrative charges	127,910	1,814,887	36,451	345,973	19,580	2,407,464	57,387	2,172,903	196,272	196,625

Net investment income (loss)	(100,875)	39,616	2,547	(61,971)	(5,615)	1,845,566	45,828	(330,426)	(133,146)	(56,404)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(41,922)	(18,593,277)	109,105	(2,795,038)	14,744	(10,136,522)	18,019	871,997	90,669	205,702
Realized gain distribution	35,493	-	-	-	-	-	-	-	-	-

Realized gain (loss)	(6,429)	(18,593,277)	109,105	(2,795,038)	14,744	(10,136,522)	18,019	871,997	90,669	205,702

Change in net unrealized appreciation/depreciation of investments	3,636,596	70,975,421	1,102,868	7,820,356	353,536	60,460,325	1,399,887	41,238,159	5,170,287	5,357,400

Net gain (loss) on investments	3,630,167	52,382,144	1,211,973	5,025,318	368,280	50,323,803	1,417,906	42,110,156	5,260,956	5,563,102

Net increase (decrease) in net assets resulting from operations	3,529,292	52,421,760	1,214,520	4,963,347	362,665	52,169,369	1,463,734	41,779,730	5,127,810	5,506,698

Capital transactions:
Transfer of net premiums	7,639,079	2,536,853	1,712,798	341,302	1,347,955	3,047,198	2,770,505	120,101,467	10,234,414	8,967,052
Transfers due to death benefits	-	(631,895)	-	(218,095)	(734)	(1,200,171)	-	(174,022)	-	-
Transfers due to annuity benefit payments	-	(44,476)	-	(2,100)	-	(44,360)	-	-	-	-
Transfers due to withdrawal of funds	(22,444)	(6,539,696)	(26,208)	(3,032,992)	(8,214)	(9,874,469)	(77,891)	(2,301,016)	(177,110)	(180,816)
Transfers due to loans, net of repayments	-	(2,072)	-	4,739	-	3,810	-	102	(1,001)	-
Transfers due to cost of insurance	(46,676)	(565,338)	(17,209)	(50,865)	(8,635)	(696,365)	(26,095)	(1,072,540)	(78,219)	(83,407)
Transfers due to contingent deferred sales charges	-	(63)	-	(784)	-	(852)	-	-	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	(338)	-	439	-	(667)	-	-	-	-
Transfers between Sub-Accounts and to/from Fixed Account	74,915	(16,547,049)	(544,731)	(926,225)	134,710	(10,204,542)	(168,681)	4,350,073	786,106	599,277

Net increase (decrease) in net assets resulting from capital transactions	7,644,874	(21,794,074)	1,124,650	(3,884,581)	1,465,082	(18,970,418)	2,497,838	120,904,064	10,764,190	9,302,106

Total increase (decrease)	11,174,166	30,627,686	2,339,170	1,078,766	1,827,747	33,198,951	3,961,572	162,683,794	15,892,000	14,808,804

NET ASSETS, at beginning of the year	3,883,366	133,616,330	1,469,806	33,135,692	576,721	189,080,000	2,201,697	67,775,784	5,985,439	6,304,084

NET ASSETS, at end of the year	$15,057,532	$164,244,016	$3,808,976	$34,214,458	$2,404,468	$222,278,951	$6,163,269	$230,459,578	$21,877,439	$21,112,888

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2009

	MML Babson Blend Sub-Account	MML Babson Blend Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account	MML Babson Inflation-Protected and Income Sub-Account	MML Babson Inflation-Protected and Income Sub-Account	MML Babson Managed Bond Sub-Account	MML Babson Managed Bond Sub-Account	MML Balanced Allocation Sub-Account	MML Balanced Allocation Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Investment income
Dividends	$1,083,059	$92,892	$-	$-	$5,009,180	$320,437	$9,560,669	$813,889	$623,449	$778,602

Expenses
Mortality and expense risk fees and administrative charges	464,768	48,550	90,842	2,433	3,002,018	179,869	2,648,094	240,806	1,265,583	1,478,078

Net investment income (loss)	618,291	44,342	(90,842)	(2,433)	2,007,162	140,568	6,912,575	573,083	(642,134)	(699,476)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(1,212,587)	10,678	(1,106,378)	1,830	(5,453,372)	24,950	(850,076)	57,274	(2,126,126)	1,054
Realized gain distribution	-	-	-	-	-	-	2,402,381	150,106	90,818	115,508

Realized gain (loss)	(1,212,587)	10,678	(1,106,378)	1,830	(5,453,372)	24,950	1,552,305	207,380	(2,035,308)	116,562

Change in net unrealized appreciation/depreciation of investments	7,787,144	734,061	2,934,508	47,110	25,502,826	987,182	9,608,335	681,930	22,554,248	25,980,184

Net gain (loss) on investments	6,574,557	744,739	1,828,130	48,940	20,049,454	1,012,132	11,160,640	889,310	20,518,940	26,096,746

Net increase (decrease) in net assets resulting from operations	7,192,848	789,081	1,737,288	46,507	22,056,616	1,152,700	18,073,215	1,462,393	19,876,806	25,397,270

Capital transactions:
Transfer of net premiums	500,103	2,225,633	146,792	146,070	3,735,463	11,223,696	3,313,642	15,537,632	3,275,887	82,539,825
Transfers due to death benefits	(310,830)	-	(120,516)	-	(1,965,391)	(120,751)	(2,367,184)	(124,744)	(788,247)	-
Transfers due to annuity benefit payments	(2,578)	-	-	-	(74,964)	-	(69,189)	-	-	-
Transfers due to withdrawal of funds	(3,404,127)	(14,394)	(717,576)	(7,429)	(15,142,932)	(228,770)	(15,996,396)	(288,002)	(3,552,061)	(2,335,711)
Transfers due to loans, net of repayments	18,757	-	578	-	132	-	(24,844)	-	-	-
Transfers due to cost of insurance	(60,965)	(21,166)	(14,928)	(673)	(840,355)	(81,392)	(645,356)	(104,829)	(727,147)	(753,547)
Transfers due to contingent deferred sales charges	(734)	-	(272)	-	(168)	-	(960)	-	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	220	-	-	-	(2,391)	-	338	-	-	-
Transfers between Sub-Accounts and to/from Fixed Account	1,614,190	961,108	(436,692)	(9,823)	25,013,305	3,266,194	25,911,517	4,691,855	10,610,491	7,181,604

Net increase (decrease) in net assets resulting from capital transactions	(1,645,964)	3,151,181	(1,142,614)	128,145	10,722,699	14,058,977	10,121,568	19,711,912	8,818,923	86,632,171

Total increase (decrease)	5,546,884	3,940,262	594,674	174,652	32,779,315	15,211,677	28,194,783	21,174,305	28,695,729	112,029,441

NET ASSETS, at beginning of the year	40,282,036	1,593,522	8,779,691	100,012	231,483,141	5,852,201	212,038,822	7,765,791	86,407,956	49,231,624

NET ASSETS, at end of the year	$45,828,920	$5,533,784	$9,374,365	$274,664	$264,262,456	$21,063,878	$240,233,605	$28,940,096	$115,103,685	$161,261,065

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2009

	MML Baring China Sub-Account	MML Baring Strategic Emerging Markets Sub-Account	MML Capital Guardian Asset Allocation Sub-Account	MML Capital Guardian Asset Allocation Sub-Account	MML Capital Guardian Growth & Income Sub-Account	MML Capital Guardian Growth & Income Sub-Account	MML Conservative Allocation Sub-Account	MML Conservative Allocation Sub-Account	MML Davis Large Cap Value Sub-Account	MML Davis Large Cap Value Sub-Account
	(Service Class I)	(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Investment income
Dividends	$42	$6,828	$3,719,230	$168,250	$1,965,187	$184,375	$412,000	$585,099	$1,779,741	$101,036

Expenses
Mortality and expense risk fees and administrative charges	10,525	22,874	976,223	50,598	1,012,757	88,722	826,805	1,216,267	1,968,050	112,612

Net investment income (loss)	(10,483)	(16,046)	2,743,007	117,652	952,430	95,653	(414,805)	(631,168)	(188,309)	(11,576)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	46,421	105,219	(6,122,385)	(11,118)	(9,324,535)	4,595	(1,555,484)	1,122,709	(4,994,130)	(60,917)
Realized gain distribution	-	-	-	-	-	-	57,045	82,478	-	-

Realized gain (loss)	46,421	105,219	(6,122,385)	(11,118)	(9,324,535)	4,595	(1,498,439)	1,205,187	(4,994,130)	(60,917)

Change in net unrealized appreciation/depreciation of investments	352,124	795,179	16,518,886	559,980	31,642,317	2,076,317	15,040,106	17,485,084	47,122,306	2,669,044

Net gain (loss) on investments	398,545	900,398	10,396,501	548,862	22,317,782	2,080,912	13,541,667	18,690,271	42,128,176	2,608,127

Net increase (decrease) in net assets resulting from operations	388,062	884,352	13,139,508	666,514	23,270,212	2,176,565	13,126,862	18,059,103	41,939,867	2,596,551

Capital transactions:
Transfer of net premiums	426,835	773,997	1,190,532	2,702,244	1,044,928	7,359,577	3,158,321	60,624,364	3,353,769	4,347,970
Transfers due to death benefits	-	-	(659,928)	-	(805,397)	-	(258,357)	(622,424)	(742,449)	(1,466)
Transfers due to annuity benefit payments	-	-	(36,377)	-	(17,763)	-	-	-	(48,978)	-
Transfers due to withdrawal of funds	(27,865)	(86,614)	(5,738,170)	(66,257)	(6,796,417)	(40,154)	(3,347,481)	(3,750,360)	(6,973,542)	(98,525)
Transfers due to loans, net of repayments	-	-	(2,495)	-	(4,383)	-	887	-	3,646	-
Transfers due to cost of insurance	(3,103)	(6,829)	(189,689)	(22,169)	(196,765)	(34,765)	(476,636)	(610,315)	(644,975)	(53,278)
Transfers due to contingent deferred sales charges	-	-	(356)	-	(372)	-	(60)	-	(474)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	3,820	-	1,878	-	-	-	(2,343)	-
Transfers between Sub-Accounts and to/from Fixed Account	886,203	1,223,070	(3,264,423)	547,109	(4,399,904)	501,359	14,243,551	31,447,904	(4,715,013)	(738,371)

Net increase (decrease) in net assets resulting from capital transactions	1,282,070	1,903,624	(8,697,086)	3,160,927	(11,174,195)	7,786,017	13,320,225	87,089,169	(9,770,359)	3,456,330

Total increase (decrease)	1,670,132	2,787,976	4,442,422	3,827,441	12,096,017	9,962,582	26,447,087	105,148,272	32,169,508	6,052,881

NET ASSETS, at beginning of the year	215,870	569,999	92,442,257	1,680,869	96,960,898	1,250,374	51,048,049	38,374,763	145,787,716	4,753,818

NET ASSETS, at end of the year	$1,886,002	$3,357,975	$96,884,679	$5,508,310	$109,056,915	$11,212,956	$77,495,136	$143,523,035	$177,957,224	$10,806,699

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2009

	MML Emerging Growth Sub-Account	MML Emerging Growth Sub-Account	MML Equity Index Sub-Account	MML Equity Index Sub-Account	MML Growth Allocation Sub-Account	MML Growth Allocation Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML MFS Global Sub-Account
	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Class II)	(Class I)
Investment income
Dividends	$-	$-	$966,767	$23,510	$1,541,310	$1,654,924	$50,430	$5,108	$12,442	$59,072

Expenses
Mortality and expense risk fees and administrative charges	58,255	2,945	510,184	10,203	5,128,943	5,029,463	133,984	11,846	50,616	60,927

Net investment income (loss)	(58,255)	(2,945)	456,583	13,307	(3,587,633)	(3,374,539)	(83,554)	(6,738)	(38,174)	(1,855)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(339,708)	(10,387)	(1,088,359)	12,144	(8,358,915)	145,644	(2,094,088)	875	(926,940)	(591,739)
Realized gain distribution	-	-	-	-	535,815	593,325	-	-	-	-

Realized gain (loss)	(339,708)	(10,387)	(1,088,359)	12,144	(7,823,100)	738,969	(2,094,088)	875	(926,940)	(591,739)

Change in net unrealized appreciation/depreciation of investments	996,828	58,407	9,907,211	224,472	110,218,949	114,787,832	6,424,586	337,429	2,271,587	2,204,762

Net gain (loss) on investments	657,120	48,020	8,818,852	236,616	102,395,849	115,526,801	4,330,498	338,304	1,344,647	1,613,023

Net increase (decrease) in net assets resulting from operations	598,865	45,075	9,275,435	249,923	98,808,216	112,152,262	4,246,944	331,566	1,306,473	1,611,168

Capital transactions:
Transfer of net premiums	137,034	186,584	17,047,394	541,043	22,405,026	288,623,330	229,490	511,519	77,120	75,311
Transfers due to death benefits	(7,894)	-	(367,324)	-	(1,664,257)	(587,351)	(31,125)	(746)	(9,531)	(18,295)
Transfers due to annuity benefit payments	(504)	-	(18,125)	-	-	-	(2,313)	-	-	(893)
Transfers due to withdrawal of funds	(392,277)	(3,621)	(1,301,872)	(396)	(11,028,156)	(6,163,677)	(552,397)	(16,207)	(526,279)	(331,903)
Transfers due to loans, net of repayments	(162)	-	6,210	-	(7,054)	-	-	-	3,339	-
Transfers due to cost of insurance	(11,180)	(1,351)	(24,676)	(2,836)	(3,718,853)	(2,664,094)	(40,059)	(5,486)	-	(16,615)
Transfers due to contingent deferred sales charges	(45)	-	(365)	-	-	-	-	-	(331)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	143	-	1,371	-	-	-	527	-	-	158
Transfers between Sub-Accounts and to/from Fixed Account	202,831	82,259	795,261	(24,886)	5,498,548	(16,747,665)	(461,029)	(61,259)	(242,005)	(299,700)

Net increase (decrease) in net assets resulting from capital transactions	(72,054)	263,871	16,137,874	512,925	11,485,254	262,460,543	(856,906)	427,821	(697,687)	(591,937)

Total increase (decrease)	526,811	308,946	25,413,309	762,848	110,293,470	374,612,805	3,390,038	759,387	608,786	1,019,231

NET ASSETS, at beginning of the year	5,502,423	116,586	30,123,931	408,045	349,624,221	184,439,428	10,549,156	443,005	3,529,269	5,586,976

NET ASSETS, at end of the year	$6,029,234	$425,532	$55,537,240	$1,170,893	$459,917,691	$559,052,233	$13,939,194	$1,202,392	$4,138,055	$6,606,207

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2009

	MML MFS Global Sub-Account	MML MFS Global Sub-Account	MML Moderate Allocation Sub-Account	MML Moderate Allocation Sub-Account	MML Money Market Sub-Account	MML NASDAQ-100® Sub-Account	MML NASDAQ-100® Sub-Account	MML Oppenheimer Small Cap Equity Sub-Account	MML Oppenheimer Small Cap Equity Sub-Account	MML Oppenheimer Small Company Opportunities Sub-Account
	(Service Class I)	(Class II)	(Initial Class)	(Service Class)	(Initial Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)
Investment income
Dividends	$4,579	$26,179	$1,673,863	$1,905,319	$16,721	$47	$-	$133,247	$4,082	$-

Expenses
Mortality and expense risk fees and administrative charges	5,579	47,023	3,534,289	3,861,081	376,441	23,857	5,099	252,629	16,198	55,913

Net investment income (loss)	(1,000)	(20,844)	(1,860,426)	(1,955,762)	(359,720)	(23,810)	(5,099)	(119,382)	(12,116)	(55,913)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	6,362	(352,386)	(5,516,630)	1,355,291	2,211	(156,177)	12,784	(3,163,926)	47,493	(21,654,937)
Realized gain distribution	-	-	299,760	348,797	-	-	-	-	-	-

Realized gain (loss)	6,362	(352,386)	(5,216,870)	1,704,088	2,211	(156,177)	12,784	(3,163,926)	47,493	(21,654,937)

Change in net unrealized appreciation/depreciation of investments	133,137	1,306,360	68,494,651	72,713,739	(109)	933,602	162,766	10,771,974	356,592	19,924,196

Net gain (loss) on investments	139,499	953,974	63,277,781	74,417,827	2,102	777,425	175,550	7,608,048	404,085	(1,730,741)

Net increase (decrease) in net assets resulting from operations	138,499	933,130	61,417,355	72,462,065	(357,618)	753,615	170,451	7,488,666	391,969	(1,786,654)

Capital transactions:
Transfer of net premiums	263,273	47,797	15,877,218	212,569,198	5,443,792	73,849	355,336	372,511	559,774	130,920
Transfers due to death benefits	(741)	(15,234)	(1,699,118)	(628,436)	(485,684)	-	-	(202,287)	-	(41,696)
Transfers due to annuity benefit payments	-	-	-	-	(34,089)	(917)	-	(1,482)	-	(428)
Transfers due to withdrawal of funds	(3,633)	(311,046)	(11,085,878)	(7,814,343)	(12,955,862)	(92,409)	(5,645)	(1,638,693)	(15,886)	(358,786)
Transfers due to loans, net of repayments	-	317	(2,462)	-	(4,781)	760	-	(1,748)	-	649
Transfers due to cost of insurance	(2,509)	-	(2,391,970)	(2,013,703)	(25,477)	(2,193)	(2,170)	(39,832)	(5,559)	(6,694)
Transfers due to contingent deferred sales charges	-	(273)	-	-	(238)	(44)	-	(472)	-	(12)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	-	-	12,656	287	-	409	-	141
Transfers between Sub-Accounts and to/from Fixed Account	(34,313)	(167,703)	7,345,059	(18,157,333)	8,441,552	402,087	(28,922)	15,763,464	610,478	(16,906,808)

Net increase (decrease) in net assets resulting from capital transactions	222,077	(446,142)	8,042,849	183,955,383	391,869	381,420	318,600	14,251,870	1,148,807	(17,182,714)

Total increase (decrease)	360,576	486,988	69,460,204	256,417,448	34,251	1,135,035	489,050	21,740,536	1,540,776	(18,969,368)

NET ASSETS, at beginning of the year	198,409	3,425,541	247,688,800	146,772,250	27,479,929	1,363,211	189,385	10,058,000	309,829	18,969,368

NET ASSETS, at end of the year	$558,985	$3,912,529	$317,149,004	$403,189,698	$27,514,180	$2,498,246	$678,435	$31,798,536	$1,850,605	$-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2009

	MML Oppenheimer Small Company Opportunities Sub-Account	MML Oppenheimer/ Bernstein Equity Sub-Account	MML Oppenheimer/ Bernstein Equity Sub-Account	MML Rainier Large Cap Growth Sub-Account	MML Rainier Large Cap Growth Sub-Account	MML Small Cap Index Sub-Account	MML Small Cap Index Sub-Account	MML T. Rowe Price Blue Chip Growth Sub-Account	MML T. Rowe Price Blue Chip Growth Sub-Account	MML T. Rowe Price Equity Income Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)
Investment income
Dividends	$-	$568,172	$117,102	$94,119	$2,024	$274,274	$27,020	$57,523	$6,819	$5,229,806

Expenses
Mortality and expense risk fees and administrative charges	1,892	254,187	54,735	206,154	5,273	231,507	27,290	363,085	55,732	2,623,950

Net investment income (loss)	(1,892)	313,985	62,367	(112,035)	(3,249)	42,767	(270)	(305,562)	(48,913)	2,605,856

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(6,329)	(1,641,810)	11,675	(1,063,023)	13,680	(1,888,564)	(6,780)	(1,593,775)	67,823	(12,122,016)
Realized gain distribution	-	-	-	-	-	443,390	44,276	-	-	-

Realized gain (loss)	(6,329)	(1,641,810)	11,675	(1,063,023)	13,680	(1,445,174)	37,496	(1,593,775)	67,823	(12,122,016)

Change in net unrealized appreciation/depreciation of investments	(6,145)	6,725,804	1,086,850	6,462,842	105,757	6,347,958	573,832	13,642,430	1,480,842	58,710,388

Net gain (loss) on investments	(12,474)	5,083,994	1,098,525	5,399,819	119,437	4,902,784	611,328	12,048,655	1,548,665	46,588,372

Net increase (decrease) in net assets resulting from operations	(14,366)	5,397,979	1,160,892	5,287,784	116,188	4,945,551	611,058	11,743,093	1,499,752	49,194,228

Capital transactions:
Transfer of net premiums	313,949	723,205	2,942,196	199,771	284,156	470,799	1,186,258	675,251	2,364,549	3,834,140
Transfers due to death benefits	-	(168,441)	-	(119,927)	(743)	(145,486)	-	(202,392)	(1,486)	(1,304,203)
Transfers due to annuity benefit payments	-	(17,576)	-	(2,354)	-	(1,891)	-	(5,470)	-	(49,814)
Transfers due to withdrawal of funds	(1,853)	(1,245,614)	(58,436)	(1,369,544)	(2,448)	(1,606,685)	(31,226)	(2,537,569)	(51,273)	(10,723,751)
Transfers due to loans, net of repayments	-	15,557	-	949	-	(507)	-	791	-	1,127
Transfers due to cost of insurance	(806)	(52,439)	(19,754)	(38,541)	(1,905)	(42,670)	(11,992)	(85,719)	(23,447)	(776,055)
Transfers due to contingent deferred sales charges	-	(214)	-	(160)	-	(153)	-	(81)	-	(223)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	1,447	-	530	-	(286)	-	799	-	(44)
Transfers between Sub-Accounts and to/from Fixed Account	(662,625)	57,740	88,158	(512,154)	(15,684)	(494,368)	(128,278)	4,712,052	(122,169)	(2,951,692)

Net increase (decrease) in net assets resulting from capital transactions	(351,335)	(686,335)	2,952,164	(1,841,430)	263,376	(1,821,247)	1,014,762	2,557,662	2,166,174	(11,970,515)

Total increase (decrease)	(365,701)	4,711,644	4,113,056	3,446,354	379,564	3,124,304	1,625,820	14,300,755	3,665,926	37,223,713

NET ASSETS, at beginning of the year	365,701	19,853,013	1,865,905	18,558,449	167,683	22,388,622	1,116,438	26,610,971	1,752,395	205,312,190

NET ASSETS, at end of the year	$-	$24,564,657	$5,978,961	$22,004,803	$547,247	$25,512,926	$2,742,258	$40,911,726	$5,418,321	$242,535,903

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2009

	MML T. Rowe Price Equity Income Sub-Account	MML T. Rowe Price Growth Equity Sub-Account	MML T. Rowe Price Growth Equity Sub-Account	MML T. Rowe Price Mid Cap Growth Sub-Account	MML T. Rowe Price Mid Cap Growth Sub-Account	MML T. Rowe Price Small Company Value Sub-Account	MML Templeton Foreign Sub-Account	MML Templeton Foreign Sub-Account	MML W&R/Wellington Small Cap Growth Equity Sub-Account	MML W&R/Wellington Small Cap Growth Equity Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Service Class II)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Investment income
Dividends	$323,441	$3,821	$229	$-	$-	$834	$4,797,652	$83,617	$-	$-

Expenses
Mortality and expense risk fees and administrative charges	161,179	14,169	1,797	785,532	94,084	2,354	2,507,235	41,405	1,625,679	21,068

Net investment income (loss)	162,262	(10,348)	(1,568)	(785,532)	(94,084)	(1,520)	2,290,417	42,212	(1,625,679)	(21,068)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(48,907)	(1,812,668)	54,890	(3,405,463)	52,161	14,593	(10,742,000)	(2,821)	(4,462,862)	55,921
Realized gain distribution	-	-	-	-	-	13,798	-	-	-	-

Realized gain (loss)	(48,907)	(1,812,668)	54,890	(3,405,463)	52,161	28,391	(10,742,000)	(2,821)	(4,462,862)	55,921

Change in net unrealized appreciation/depreciation of investments	3,637,494	2,159,140	(10,865)	29,787,009	2,721,336	36,402	59,786,882	950,543	47,496,385	594,363

Net gain (loss) on investments	3,588,587	346,472	44,025	26,381,546	2,773,497	64,793	49,044,882	947,722	43,033,523	650,284

Net increase (decrease) in net assets resulting from operations	3,750,849	336,124	42,457	25,596,014	2,679,413	63,273	51,335,299	989,934	41,407,844	629,216

Capital transactions:
Transfer of net premiums	7,740,454	47,014	104,385	1,299,974	4,265,151	404,494	3,544,494	1,925,648	2,328,101	1,380,098
Transfers due to death benefits	(116,646)	(2,894)	-	(550,704)	(724)	-	(1,035,894)	(714)	(564,542)	-
Transfers due to annuity benefit payments	-	-	-	(7,010)	-	-	(50,880)	-	(32,066)	-
Transfers due to withdrawal of funds	(136,018)	(193,758)	(444)	(4,633,944)	(77,963)	(2,040)	(8,876,282)	(51,312)	(5,329,258)	(14,528)
Transfers due to loans, net of repayments	-	232	-	(1,861)	-	-	(1,716)	-	(883)	-
Transfers due to cost of insurance	(75,375)	(3,464)	(871)	(144,510)	(41,256)	(1,080)	(805,409)	(19,432)	(525,754)	(9,532)
Transfers due to contingent deferred sales charges	-	(25)	-	(1,273)	-	-	(268)	-	(220)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	-	965	-	-	(757)	-	(330)	-
Transfers between Sub-Accounts and to/from Fixed Account	(770,977)	(4,280,116)	(482,834)	(1,386,947)	(778,910)	164,586	(6,292,826)	(135,913)	(9,395,623)	(134,255)

Net increase (decrease) in net assets resulting from capital transactions	6,641,438	(4,433,011)	(379,764)	(5,425,310)	3,366,298	565,960	(13,519,538)	1,718,277	(13,520,575)	1,221,783

Total increase (decrease)	10,392,287	(4,096,887)	(337,307)	20,170,704	6,045,711	629,233	37,815,761	2,708,211	27,887,269	1,850,999

NET ASSETS, at beginning of the year	6,234,584	4,096,887	337,307	62,087,924	3,694,909	-	187,914,421	1,603,571	119,380,559	764,828

NET ASSETS, at end of the year	$16,626,871	$-	$-	$82,258,628	$9,740,620	$629,233	$225,730,182	$4,311,782	$147,267,828	$2,615,827

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2009

	Oppenheimer Balanced Sub-Account	Oppenheimer Balanced Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Core Bond Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer International Growth Sub-Account
	(Service)	(Non-Service)	(Service)	(Non-Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)
Investment income
Dividends	$-	$-	$86	$784,201	$-	$85,733	$5,470,214	$-	$-	$41,852	$746,803

Expenses
Mortality and expense risk fees and administrative charges	10,689	270,348	26,643	2,922,614	78,457	76,837	2,887,645	5,180	188,350	60,242	571,027

Net investment income (loss)	(10,689)	(270,348)	(26,557)	(2,138,413)	(78,457)	8,896	2,582,569	(5,180)	(188,350)	(18,390)	175,776

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	22,205	(7,411,821)	(16,244)	(11,953,631)	(1,358,491)	(9,414)	(12,091,582)	24,108	(30,127,829)	24,992	(547,319)
Realized gain distribution	-	-	-	-	-	95,071	5,215,785	-	-	-	-

Realized gain (loss)	22,205	(7,411,821)	(16,244)	(11,953,631)	(1,358,491)	85,657	(6,875,797)	24,108	(30,127,829)	24,992	(547,319)

Change in net unrealized appreciation/depreciation of investments	135,388	12,046,016	760,111	98,081,168	1,857,187	1,948,775	83,554,530	102,310	34,230,102	1,709,541	16,486,715

Net gain (loss) on investments	157,593	4,634,195	743,867	86,127,537	498,696	2,034,432	76,678,733	126,418	4,102,273	1,734,533	15,939,396

Net increase (decrease) in net assets resulting from operations	146,904	4,363,847	717,310	83,989,124	420,239	2,043,328	79,261,302	121,238	3,913,923	1,716,143	16,115,172

Capital transactions:
Transfer of net premiums	328,424	114,457	1,205,465	3,729,303	27,090	3,495,191	4,286,154	197,264	124,340	3,262,270	1,232,047
Transfers due to death benefits	-	(233,066)	(742)	(1,507,566)	(63,145)	(735)	(1,750,820)	-	(196,401)	(719)	(139,772)
Transfers due to annuity benefit payments	-	(13,362)	-	(58,487)	-	-	(54,348)	-	(961)	-	(14,657)
Transfers due to withdrawal of funds	(51,013)	(1,643,385)	(22,538)	(12,237,455)	(878,357)	(97,803)	(13,637,930)	(5,452)	(1,524,904)	(82,449)	(2,909,634)
Transfers due to loans, net of repayments	-	(10,407)	-	7,755	-	-	(44)	-	(1,505)	-	(575)
Transfers due to cost of insurance	(4,732)	(42,333)	(12,474)	(855,570)	-	(34,309)	(703,836)	(2,447)	(28,960)	(28,635)	(147,058)
Transfers due to contingent deferred sales charges	-	(390)	-	(732)	(326)	-	(1,052)	-	(120)	-	(422)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	977	-	(1,501)	-	-	530	-	102	-	870
Transfers between Sub-Accounts and to/from Fixed Account	(826,671)	(6,694,069)	(57,385)	(22,688,172)	(795,848)	(596,475)	(18,356,030)	(172,534)	(465,337)	(317,737)	(949,972)

Net increase (decrease) in net assets resulting from capital transactions	(553,992)	(8,521,578)	1,112,326	(33,612,425)	(1,710,586)	2,765,869	(30,217,376)	16,831	(2,093,746)	2,832,730	(2,929,173)

Total increase (decrease)	(407,088)	(4,157,731)	1,829,636	50,376,699	(1,290,347)	4,809,197	49,043,926	138,069	1,820,177	4,548,873	13,185,999

NET ASSETS, at beginning of the year	798,255	26,997,954	946,430	217,268,730	7,097,148	3,207,065	225,723,673	229,250	15,502,975	2,353,326	45,674,136

NET ASSETS, at end of the year	$391,167	$22,840,223	$2,776,066	$267,645,429	$5,806,801	$8,016,262	$274,767,599	$367,319	$17,323,152	$6,902,199	$58,860,135

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2009

	Oppenheimer Main Street Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer MidCap Sub-Account	Oppenheimer MidCap Sub-Account	Oppenheimer Money Sub-Account	Oppenheimer Strategic Bond Sub-Account	Oppenheimer Strategic Bond Sub-Account	Panorama Growth Sub-Account	Panorama Total Return Sub-Account	PIMCO CommodityRealReturn® Strategy Sub-Account
	(Service)	(Non-Service)	(Service)	(Non-Service)	(Non-Service)	(Service)	(Non-Service)	(Non-Service)	(Non-Service)	(Advisor Class)
Investment income
Dividends	$3,161	$734,445	$-	$-	$241,593	$37,508	$1,600,743	$13,594	$-	$769,968

Expenses
Mortality and expense risk fees and administrative charges	3,707	408,075	6,200	1,747,359	734,886	290,373	3,758,846	9,236	11,972	152,335

Net investment income (loss)	(546)	326,370	(6,200)	(1,747,359)	(493,293)	(252,865)	(2,158,103)	4,358	(11,972)	617,633

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(679)	(1,584,409)	(17,357)	(10,384,071)	-	(19,149)	(5,974,481)	(55,728)	(112,597)	(2,655,587)
Realized gain distribution	-	-	-	-	-	11,755	241,262	-	-	1,340,837

Realized gain (loss)	(679)	(1,584,409)	(17,357)	(10,384,071)	-	(7,394)	(5,733,219)	(55,728)	(112,597)	(1,314,750)

Change in net unrealized appreciation/depreciation of investments	88,163	10,296,271	173,145	49,943,948	-	3,990,172	56,613,972	210,107	253,250	5,196,882

Net gain (loss) on investments	87,484	8,711,862	155,788	39,559,877	-	3,982,778	50,880,753	154,379	140,653	3,882,132

Net increase (decrease) in net assets resulting from operations	86,938	9,038,232	149,588	37,812,518	(493,293)	3,729,913	48,722,650	158,737	128,681	4,499,765

Capital transactions:
Transfer of net premiums	343,882	412,253	346,787	2,418,474	1,538,861	14,265,630	5,397,413	134,466	39,543	2,202,194
Transfers due to death benefits	-	(465,946)	-	(719,143)	(686,946)	(1,433)	(2,335,384)	(1,474)	(14,683)	(171,071)
Transfers due to annuity benefit payments	-	(1,519)	-	(32,930)	(30,149)	-	(91,287)	-	-	(2,147)
Transfers due to withdrawal of funds	(3,769)	(3,392,069)	(9,355)	(6,245,415)	(17,563,833)	(260,264)	(21,109,072)	(74,170)	(190,133)	(882,646)
Transfers due to loans, net of repayments	-	5,013	-	9,087	17,069	-	(8,412)	291	134	1,278
Transfers due to cost of insurance	(1,494)	(66,050)	(2,795)	(548,343)	(50,062)	(135,958)	(1,006,630)	-	-	(45,918)
Transfers due to contingent deferred sales charges	-	(831)	-	(325)	(1,866)	-	(1,835)	(51)	(57)	(9)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	248	-	(1,620)	6,774	-	1,935	-	-	(272)
Transfers between Sub-Accounts and to/from Fixed Account	(11,474)	(1,492,874)	(18,473)	(4,630,230)	(11,476,944)	2,170,863	4,891,397	(55,056)	(88,502)	1,079,150

Net increase (decrease) in net assets resulting from capital transactions	327,145	(5,001,775)	316,164	(9,750,445)	(28,247,096)	16,038,838	(14,261,875)	4,006	(253,698)	2,180,559

Total increase (decrease)	414,083	4,036,457	465,752	28,062,073	(28,740,389)	19,768,751	34,460,775	162,743	(125,017)	6,680,324

NET ASSETS, at beginning of the year	111,848	37,421,725	225,832	129,119,208	78,403,059	11,477,998	306,786,196	648,287	1,017,092	9,896,831

NET ASSETS, at end of the year	$525,931	$41,458,182	$691,584	$157,181,281	$49,662,670	$31,246,749	$341,246,971	$811,030	$892,075	$16,577,155

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

For The Year Ended December 31, 2008

	AIM V.I. Financial Services Sub-Account	AIM V.I. Financial Services Sub-Account	AIM V.I. Global Health Care Sub-Account	AIM V.I. Global Health Care Sub-Account	AIM V.I. Technology Sub-Account	AIM V.I. Technology Sub-Account	Fidelity® VIP Contrafund ® Sub-Account	Fidelity® VIP Contrafund ® Sub-Account	ING Global Real Estate Sub-Account	MML Aggressive Allocation Sub-Account
	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)	(Initial Class)	(Service Class 2)	(Class S)	(Initial Class)

Investment income
Dividends	$108,326	$5,695	$-	$-	$-	$-	$3,669,153	$67,181	$103,956	$-

Expenses
Mortality and expense risk fees and administrative charges	38,879	301	147,491	494	70,024	149	4,392,461	12,280	73,998	227,754

Net investment income (loss)	69,447	5,394	(147,491)	(494)	(70,024)	(149)	(723,308)	54,901	29,958	(227,754)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(762,093)	(660)	701,345	(1,132)	52,911	(63)	(7,926,073)	1,470	(1,302,556)	(221,355)
Realized gain distribution	312,117	17,200	2,577,499	61,043	-	-	10,337,916	-	1,142,324	2,257

Realized gain (loss)	(449,976)	16,540	3,278,844	59,911	52,911	(63)	2,411,843	1,470	(160,232)	(219,098)

Change in net unrealized appreciation/depreciation of investments	(2,621,791)	(34,256)	(7,637,948)	(54,769)	(3,587,868)	(5,591)	(197,694,810)	(198,663)	(1,952,938)	(10,303,670)

Net gain (loss) on investments	(3,071,767)	(17,716)	(4,359,104)	5,142	(3,534,957)	(5,654)	(195,282,967)	(197,193)	(2,113,170)	(10,522,768)

Net increase (decrease) in net assets resulting from operations	(3,002,320)	(12,322)	(4,506,595)	4,648	(3,604,981)	(5,803)	(196,006,275)	(142,292)	(2,083,212)	(10,750,522)

Capital transactions:
Transfer of net premiums	432,480	218,841	607,512	291,028	493,820	69,491	34,547,325	7,204,114	2,716,948	28,074,466
Transfers due to death benefits	(740)	-	(178,772)	-	(76,466)	-	(2,104,491)	-	(16,981)	-
Transfers due to annuity benefit payments	-	-	(1,142)	-	(619)	-	(56,492)	-	(240)	-
Transfers due to withdrawal of funds	(524,088)	264	(1,730,512)	84	(890,367)	(2)	(32,557,008)	(101,229)	(538,978)	(380,933)
Transfers due to loans, net of repayments	77	-	2,332	-	6,134	-	2,479	-	4,310	-
Transfers due to cost of insurance	(8,406)	(95)	(23,599)	(101)	(14,818)	(63)	(955,975)	(3,469)	(12,417)	(96,253)
Transfers due to contingent deferred sales charges	(169)	-	(605)	-	(245)	-	(2,104)	-	(10)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	(599)	-	302	-	(76,096)	-	(852)	-
Transfers between Sub-Accounts and to/from Fixed Account	1,162,461	19,400	(844,277)	2,064	(636,272)	2,227	11,612,785	103,079	(439,080)	5,719,868

Net increase (decrease) in net assets resulting from capital transactions	1,061,615	238,410	(2,169,662)	293,075	(1,118,531)	71,653	10,410,423	7,202,495	1,712,700	33,317,148

Total increase (decrease)	(1,940,705)	226,088	(6,676,257)	297,723	(4,723,512)	65,850	(185,595,852)	7,060,203	(370,512)	22,566,626

NET ASSETS, at beginning of the year	4,573,550	-	16,492,387	-	8,862,194	-	444,382,464	-	6,525,493	-

NET ASSETS, at end of the year	$2,632,845	$226,088	$9,816,130	$297,723	$4,138,682	$65,850	$258,786,612	$7,060,203	$6,154,981	$22,566,626

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2008

	MML Aggressive Allocation Sub-Account	MML AllianceBernstein Large Cap Growth Sub-Account	MML AllianceBernstein Large Cap Growth Sub-Account	MML AllianceBernstein Small/Mid Cap Value Sub-Account	MML AllianceBernstein Small/Mid Cap Value Sub-Account	MML American Century Income & Growth Sub-Account	MML American Century Income & Growth Sub-Account	MML American Century Mid Cap Value Sub-Account	MML American Century Mid Cap Value Sub-Account	MML American Funds Core Allocation Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Service Class 1)

Investment income
Dividends	$-	$-	$-	$-	$-	$814	$-	$11,126	$-	$-

Expenses
Mortality and expense risk fees and administrative charges	5,039	295,950	221	2,334,371	1,926	527,873	660	3,213,272	3,544	102,658

Net investment income (loss)	(5,039)	(295,950)	(221)	(2,334,371)	(1,926)	(527,059)	(660)	(3,202,146)	(3,544)	(102,658)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(26,096)	(599,607)	(23)	(11,452,053)	(3,059)	(1,979,527)	(3,199)	(13,045,253)	(4,554)	(33,692)
Realized gain distribution	-	-	-	-	-	2,915	-	-	-	-

Realized gain (loss)	(26,096)	(599,607)	(23)	(11,452,053)	(3,059)	(1,976,612)	(3,199)	(13,045,253)	(4,554)	(33,692)

Change in net unrealized appreciation/depreciation of investments	93,173	(13,218,251)	3,840	(69,326,065)	74,054	(17,562,804)	20,186	(54,223,929)	83,745	687,810

Net gain (loss) on investments	67,077	(13,817,858)	3,817	(80,778,118)	70,995	(19,539,416)	16,987	(67,269,182)	79,191	654,118

Net increase (decrease) in net assets resulting from operations	62,038	(14,113,808)	3,596	(83,112,489)	69,069	(20,066,475)	16,327	(70,471,328)	75,647	551,460

Capital transactions:
Transfer of net premiums	3,827,704	1,371,351	161,591	9,876,557	1,445,579	1,889,683	555,477	14,269,407	2,143,373	64,413,938
Transfers due to death benefits	-	(232,817)	-	(1,013,564)	-	(516,326)	-	(1,818,758)	-	-
Transfers due to annuity benefit payments	-	(1,886)	-	(39,826)	-	(2,650)	-	(42,915)	-	-
Transfers due to withdrawal of funds	95	(3,543,392)	(2)	(10,389,240)	(1,087)	(6,824,187)	10	(20,052,646)	(4,923)	(59,061)
Transfers due to loans, net of repayments	-	2,295	-	(3,486)	-	2,011	-	(3,023)	-	-
Transfers due to cost of insurance	(6,698)	(47,782)	(6)	(624,965)	(452)	(66,417)	(209)	(805,841)	(883)	(33,315)
Transfers due to contingent deferred sales charges	-	(348)	-	(95)	-	(1,539)	-	(1,518)	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	(2,043)	-	(12,887)	-	192	-	(16,445)	-	-
Transfers between Sub-Accounts and to/from Fixed Account	227	(1,617,386)	2,504	(5,170,915)	(43,303)	(1,962,489)	5,116	(36,216,135)	(11,517)	2,902,762

Net increase (decrease) in net assets resulting from capital transactions	3,821,328	(4,072,008)	164,087	(7,378,421)	1,400,737	(7,481,722)	560,394	(44,687,874)	2,126,050	67,224,324

Total increase (decrease)	3,883,366	(18,185,816)	167,683	(90,490,910)	1,469,806	(27,548,197)	576,721	(115,159,202)	2,201,697	67,775,784

NET ASSETS, at beginning of the year	-	36,744,265	-	224,107,240	-	60,683,889	-	304,239,202	-	-

NET ASSETS, at end of the year	$3,883,366	$18,558,449	$167,683	$133,616,330	$1,469,806	$33,135,692	$576,721	$189,080,000	$2,201,697	$67,775,784

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2008

	MML American Funds Growth Sub-Account	MML American Funds International Sub-Account	MML Babson Blend Sub-Account	MML Babson Blend Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account	MML Babson Inflation-Protected and Income Sub-Account	MML Babson Inflation-Protected and Income Sub-Account	MML Babson Managed Bond Sub-Account	MML Babson Managed Bond Sub-Account
	(Service Class 1)	(Service Class 1)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)

Investment income
Dividends	$-	$-	$1,630,685	$13,995	$239,346	$2,162	$17,409,186	$14,894	$12,023,293	$77,083

Expenses
Mortality and expense risk fees and administrative charges	9,688	10,331	612,442	2,266	138,617	90	3,793,471	9,896	3,133,526	11,540

Net investment income (loss)	(9,688)	(10,331)	1,018,243	11,729	100,729	2,072	13,615,715	4,998	8,889,767	65,543

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(17,597)	(7,832)	(2,876)	(9,459)	(465,881)	939	(2,909,087)	(13,154)	(2,103,464)	(4,355)
Realized gain distribution	-	-	-	-	-	-	-	-	-	-

Realized gain (loss)	(17,597)	(7,832)	(2,876)	(9,459)	(465,881)	939	(2,909,087)	(13,154)	(2,103,464)	(4,355)

Change in net unrealized appreciation/depreciation of investments	(40,980)	155,626	(15,029,749)	7,698	(5,478,082)	(584)	(26,667,291)	115,204	(4,562,941)	155,586

Net gain (loss) on investments	(58,577)	147,794	(15,032,625)	(1,761)	(5,943,963)	355	(29,576,378)	102,050	(6,666,405)	151,231

Net increase (decrease) in net assets resulting from operations	(68,265)	137,463	(14,014,382)	9,968	(5,843,234)	2,427	(15,960,663)	107,048	2,223,362	216,774

Capital transactions:
Transfer of net premiums	5,302,914	5,780,115	2,158,399	1,619,278	541,209	108,148	19,323,974	6,067,971	16,803,615	7,759,964
Transfers due to death benefits	-	-	(506,507)	-	(33,742)	-	(3,238,886)	-	(3,011,964)	-
Transfers due to annuity benefit payments	-	-	(2,673)	-	-	-	(75,521)	-	(66,494)	-
Transfers due to withdrawal of funds	(1,158)	(583)	(8,489,807)	(10,269)	(1,946,003)	(10,632)	(21,943,036)	(98,421)	(24,398,692)	(183,610)
Transfers due to loans, net of repayments	-	-	28,028	-	463	-	492	-	9,331	-
Transfers due to cost of insurance	(1,597)	(1,811)	(68,480)	(825)	(20,996)	(77)	(944,869)	(2,546)	(693,332)	(3,432)
Transfers due to contingent deferred sales charges	-	-	(1,697)	-	(438)	-	(203)	-	(1,076)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	(483)	-	-	-	(31,066)	-	(25,463)	-
Transfers between Sub-Accounts and to/from Fixed Account	753,545	388,900	(3,851,029)	(24,630)	(397,850)	146	(52,278,565)	(221,851)	(43,238,149)	(23,905)

Net increase (decrease) in net assets resulting from capital transactions	6,053,704	6,166,621	(10,734,249)	1,583,554	(1,857,357)	97,585	(59,187,680)	5,745,153	(54,622,224)	7,549,017

Total increase (decrease)	5,985,439	6,304,084	(24,748,631)	1,593,522	(7,700,591)	100,012	(75,148,343)	5,852,201	(52,398,862)	7,765,791

NET ASSETS, at beginning of the year	-	-	65,030,667	-	16,480,282	-	306,631,484	-	264,437,684	-

NET ASSETS, at end of the year	$5,985,439	$6,304,084	$40,282,036	$1,593,522	$8,779,691	$100,012	$231,483,141	$5,852,201	$212,038,822	$7,765,791

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2008

	MML Balanced Allocation Sub-Account	MML Balanced Allocation Sub-Account	MML Baring China Sub-Account	MML Baring Strategic Emerging Markets Sub-Account	MML Capital Guardian Asset Allocation Sub-Account	MML Capital Guardian Asset Allocation Sub-Account	MML Capital Guardian Growth & Income Sub-Account	MML Capital Guardian Growth & Income Sub-Account	MML Conservative Allocation Sub-Account	MML Conservative Allocation Sub-Account
	(Initial Class)	(Service Class)	(Service Class I)	(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)

Investment income
Dividends	$-	$-	$388	$253	$107,072	$-	$-	$-	$4	$-

Expenses
Mortality and expense risk fees and administrative charges	715,242	80,405	436	942	1,424,622	2,713	1,505,117	1,950	376,389	60,397

Net investment income (loss)	(715,242)	(80,405)	(48)	(689)	(1,317,550)	(2,713)	(1,505,117)	(1,950)	(376,385)	(60,397)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(1,157,791)	(27,070)	(1,644)	147	(6,434,484)	(4,554)	(6,960,215)	(8,382)	(911,356)	(77,329)
Realized gain distribution	1,480	-	-	-	-	-	-	-	1,104	-

Realized gain (loss)	(1,156,311)	(27,070)	(1,644)	147	(6,434,484)	(4,554)	(6,960,215)	(8,382)	(910,252)	(77,329)

Change in net unrealized appreciation/depreciation of investments	(21,192,324)	437,170	20,757	24,397	(39,140,238)	2,539	(62,581,913)	589	(7,640,619)	853,314

Net gain (loss) on investments	(22,348,635)	410,100	19,113	24,544	(45,574,722)	(2,015)	(69,542,128)	(7,793)	(8,550,871)	775,985

Net increase (decrease) in net assets resulting from operations	(23,063,877)	329,695	19,065	23,855	(46,892,272)	(4,728)	(71,047,245)	(9,743)	(8,927,256)	715,588

Capital transactions:
Transfer of net premiums	102,678,066	48,754,644	171,924	437,994	7,713,225	1,680,444	5,686,088	1,200,992	44,832,230	37,881,167
Transfers due to death benefits	(221,730)	-	-	-	(1,201,172)	-	(881,710)	-	(69,805)	-
Transfers due to annuity benefit payments	-	-	-	-	(43,435)	-	(24,645)	-	-	-
Transfers due to withdrawal of funds	(2,638,356)	(62,847)	693	7,664	(19,863,365)	(11,389)	(17,943,196)	(8,751)	(3,916,807)	(298,838)
Transfers due to loans, net of repayments	-	-	-	-	(10,161)	-	(923)	-	107	-
Transfers due to cost of insurance	(349,723)	(40,014)	(11)	(87)	(230,159)	(976)	(251,816)	(545)	(183,475)	(17,397)
Transfers due to contingent deferred sales charges	-	-	-	-	(792)	-	(759)	-	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	-	-	8,964	-	10,681	-	-	-
Transfers between Sub-Accounts and to/from Fixed Account	10,003,576	250,146	24,199	100,573	(13,110,511)	17,518	(5,956,875)	68,421	19,313,055	94,243

Net increase (decrease) in net assets resulting from capital transactions	109,471,833	48,901,929	196,805	546,144	(26,737,406)	1,685,597	(19,363,155)	1,260,117	59,975,305	37,659,175

Total increase (decrease)	86,407,956	49,231,624	215,870	569,999	(73,629,678)	1,680,869	(90,410,400)	1,250,374	51,048,049	38,374,763

NET ASSETS, at beginning of the year	-	-	-	-	166,071,935	-	187,371,298	-	-	-

NET ASSETS, at end of the year	$86,407,956	$49,231,624	$215,870	$569,999	$92,442,257	$1,680,869	$96,960,898	$1,250,374	$51,048,049	$38,374,763

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2008

	MML Davis Large Cap Value Sub-Account	MML Davis Large Cap Value Sub-Account	MML Emerging Growth Sub-Account	MML Emerging Growth Sub-Account	MML Equity Index Sub-Account	MML Equity Index Sub-Account	MML Growth Allocation Sub-Account	MML Growth Allocation Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Initial Class)	(Service Class)	(Class I)	(Class II)

Investment income
Dividends	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-

Expenses
Mortality and expense risk fees and administrative charges	2,504,924	8,669	85,649	290	526,416	777	3,221,359	292,568	201,199	100,042

Net investment income (loss)	(2,504,924)	(8,669)	(85,649)	(290)	(526,416)	(777)	(3,221,359)	(292,568)	(201,199)	(100,042)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	1,225,387	(19,877)	190,947	(460)	714,546	(60)	(1,910,729)	(29,570)	(1,315,778)	(520,406)
Realized gain distribution	229,128	-	-	-	-	-	2,134	-	-	-

Realized gain (loss)	1,454,515	(19,877)	190,947	(460)	714,546	(60)	(1,908,595)	(29,570)	(1,315,778)	(520,406)

Change in net unrealized appreciation/depreciation of investments	(93,886,502)	(133,172)	(4,243,119)	(9,250)	(18,781,035)	(1,275)	(132,038,538)	1,045,519	(13,596,217)	(5,325,305)

Net gain (loss) on investments	(92,431,987)	(153,049)	(4,052,172)	(9,710)	(18,066,489)	(1,335)	(133,947,133)	1,015,949	(14,911,995)	(5,845,711)

Net increase (decrease) in net assets resulting from operations	(94,936,911)	(161,718)	(4,137,821)	(10,000)	(18,592,905)	(2,112)	(137,168,492)	723,381	(15,113,194)	(5,945,753)

Capital transactions:
Transfer of net premiums	18,507,420	4,776,969	794,028	120,569	3,909,765	403,821	481,762,721	184,232,816	2,788,503	120,981
Transfers due to death benefits	(1,235,812)	-	(39,444)	-	(319,968)	-	(223,579)	(488,639)	(126,564)	(24,913)
Transfers due to annuity benefit payments	(49,475)	-	(791)	-	(15,777)	-	-	-	(2,952)	-
Transfers due to withdrawal of funds	(12,170,499)	(130,664)	(771,826)	(278)	(3,139,416)	-	(6,754,327)	(275,997)	(2,056,886)	(1,331,373)
Transfers due to loans, net of repayments	4,990	-	1,685	-	(4,212)	-	-	-	-	3,177
Transfers due to cost of insurance	(687,525)	(1,510)	(12,538)	(101)	(30,681)	(25)	(1,860,794)	(105,622)	(40,451)	-
Transfers due to contingent deferred sales charges	(928)	-	(83)	-	(621)	-	-	-	-	(684)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(62,548)	-	281	-	(3,250)	-	-	-	(1,052)	-
Transfers between Sub-Accounts and to/from Fixed Account	4,576,356	270,741	(187,453)	6,396	(1,407,186)	6,361	13,868,692	353,489	1,231,138	(315,567)

Net increase (decrease) in net assets resulting from capital transactions	8,881,979	4,915,536	(216,141)	126,586	(1,011,346)	410,157	486,792,713	183,716,047	1,791,736	(1,548,379)

Total increase (decrease)	(86,054,932)	4,753,818	(4,353,962)	116,586	(19,604,251)	408,045	349,624,221	184,439,428	(13,321,458)	(7,494,132)

NET ASSETS, at beginning of the year	231,842,648	-	9,856,385	-	49,728,182	-	-	-	23,870,614	11,023,401

NET ASSETS, at end of the year	$145,787,716	$4,753,818	$5,502,423	$116,586	$30,123,931	$408,045	$349,624,221	$184,439,428	$10,549,156	$3,529,269

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2008

	MML Legg Mason Concentrated Growth Sub-Account	MML Moderate Allocation Sub-Account	MML Moderate Allocation Sub-Account	MML Money Market Sub-Account	MML NASDAQ-100® Sub-Account	MML NASDAQ-100® Sub-Account	MML Neuberger Berman Global Sub-Account	MML Neuberger Berman Global Sub-Account	MML Neuberger Berman Global Sub-Account	MML Oppenheimer Small Cap Equity Sub-Account
	(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Initial Class)	(Service Class)	(Class I)	(Class II)	(Service Class I)	(Initial Class)

Investment income
Dividends	$-	$-	$-	$170,102	$56	$-	$-	$-	$-	$-

Expenses
Mortality and expense risk fees and administrative charges	739	2,107,170	245,552	122,468	27,998	329	85,340	80,072	344	169,953

Net investment income (loss)	(739)	(2,107,170)	(245,552)	47,634	(27,942)	(329)	(85,340)	(80,072)	(344)	(169,953)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(6,773)	(1,663,884)	(206,497)	545	(99,345)	(92)	(467,480)	(376,785)	(2,690)	(1,801,585)
Realized gain distribution	-	1,716	-	-	-	-	36,256	23,834	-	1,048

Realized gain (loss)	(6,773)	(1,662,168)	(206,497)	545	(99,345)	(92)	(431,224)	(352,951)	(2,690)	(1,800,537)

Change in net unrealized appreciation/depreciation of investments	(11,280)	(71,278,217)	2,073,765	1,736	(1,004,838)	(6,528)	(4,047,494)	(2,669,335)	6,687	(4,917,949)

Net gain (loss) on investments	(18,053)	(72,940,385)	1,867,268	2,281	(1,104,183)	(6,620)	(4,478,718)	(3,022,286)	3,997	(6,718,486)

Net increase (decrease) in net assets resulting from operations	(18,792)	(75,047,555)	1,621,716	49,915	(1,132,125)	(6,949)	(4,564,058)	(3,102,358)	3,653	(6,888,439)

Capital transactions:
Transfer of net premiums	446,518	317,253,172	147,072,644	5,117,516	506,474	151,575	963,098	79,085	195,188	974,322
Transfers due to death benefits	-	(553,507)	-	-	(26,312)	-	(69,926)	(32,989)	-	(66,817)
Transfers due to annuity benefit payments	-	-	-	(2,877)	(1,214)	-	(891)	-	-	(380)
Transfers due to withdrawal of funds	1,125	(5,638,338)	(603,337)	(7,376,006)	(472,020)	3	(857,446)	(1,250,099)	665	(2,500,731)
Transfers due to loans, net of repayments	-	-	-	-	6,494	-	-	(320)	-	3,041
Transfers due to cost of insurance	(110)	(1,179,397)	(59,431)	(5,900)	(1,490)	(171)	(17,982)	-	(70)	(19,633)
Transfers due to contingent deferred sales charges	-	-	-	(5)	(73)	-	-	(461)	-	(799)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	-	1,206	471	-	(1,176)	-	-	(525)
Transfers between Sub-Accounts and to/from Fixed Account	14,264	12,854,425	(1,259,342)	29,695,679	17,707	44,927	(21,477)	(385,110)	(1,027)	(324,920)

Net increase (decrease) in net assets resulting from capital transactions	461,797	322,736,355	145,150,534	27,429,613	30,037	196,334	(5,800)	(1,589,894)	194,756	(1,936,442)

Total increase (decrease)	443,005	247,688,800	146,772,250	27,479,528	(1,102,088)	189,385	(4,569,858)	(4,692,252)	198,409	(8,824,881)

NET ASSETS, at beginning of the year	-	-	-	401	2,465,299	-	10,156,834	8,117,793	-	18,882,881

NET ASSETS, at end of the year	$443,005	$247,688,800	$146,772,250	$27,479,929	$1,363,211	$189,385	$5,586,976	$3,425,541	$198,409	$10,058,000

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2008

	MML Oppenheimer Small Cap Equity Sub-Account	MML Oppenheimer Small Company Opportunities Sub-Account	MML Oppenheimer Small Company Opportunities Sub-Account	MML Oppenheimer/ Bernstein Equity Sub-Account	MML Oppenheimer/ Bernstein Equity Sub-Account	MML Small Cap Index Sub-Account	MML Small Cap Index Sub-Account	MML T. Rowe Price Blue Chip Growth Sub-Account	MML T. Rowe Price Blue Chip Growth Sub-Account	MML T. Rowe Price Equity Income Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)

Investment income
Dividends	$-	$56,335	$866	$-	$-	$-	$-	$-	$-	$-

Expenses
Mortality and expense risk fees and administrative charges	346	306,473	642	357,805	1,856	326,830	1,787	416,437	2,740	3,471,537

Net investment income (loss)	(346)	(250,138)	224	(357,805)	(1,856)	(326,830)	(1,787)	(416,437)	(2,740)	(3,471,537)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(7,203)	(4,339,446)	(6,465)	(1,142,265)	(8,541)	(1,584,239)	(13,769)	(508,669)	(7,745)	(6,446,666)
Realized gain distribution	-	565,983	-	-	-	380,293	-	-	-	4,058,225

Realized gain (loss)	(7,203)	(3,773,463)	(6,465)	(1,142,265)	(8,541)	(1,203,946)	(13,769)	(508,669)	(7,745)	(2,388,441)

Change in net unrealized appreciation/depreciation of investments	12,626	(9,806,373)	6,145	(13,997,412)	27,147	(9,859,104)	25,197	(19,852,678)	(22,114)	(116,182,075)

Net gain (loss) on investments	5,423	(13,579,836)	(320)	(15,139,677)	18,606	(11,063,050)	11,428	(20,361,347)	(29,859)	(118,570,516)

Net increase (decrease) in net assets resulting from operations	5,077	(13,829,974)	(96)	(15,497,482)	16,750	(11,389,880)	9,641	(20,777,784)	(32,599)	(122,042,053)

Capital transactions:
Transfer of net premiums	303,649	1,648,809	365,558	4,410,616	1,834,020	1,560,729	1,155,262	4,357,688	1,728,114	20,092,064
Transfers due to death benefits	-	(124,381)	-	(252,183)	-	(263,344)	-	(358,767)	-	(1,783,834)
Transfers due to annuity benefit payments	-	(1,912)	-	(16,627)	-	(2,310)	-	(6,376)	-	(50,041)
Transfers due to withdrawal of funds	4,926	(3,178,262)	313	(3,902,099)	8,347	(3,357,090)	(33,538)	(5,542,357)	(302)	(21,751,377)
Transfers due to loans, net of repayments	-	(1,828)	-	9,927	-	1,040	-	258	-	2,694
Transfers due to cost of insurance	(76)	(40,096)	(130)	(49,139)	(941)	(50,478)	(270)	(73,207)	(506)	(864,180)
Transfers due to contingent deferred sales charges	-	(65)	-	(401)	-	(249)	-	(79)	-	(326)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	124	-	(3,868)	-	890	-	(1,829)	-	(17,240)
Transfers between Sub-Accounts and to/from Fixed Account	(3,747)	(2,230,222)	56	(2,377,277)	7,729	(1,664,917)	(14,657)	(115,236)	57,688	(6,657,506)

Net increase (decrease) in net assets resulting from capital transactions	304,752	(3,927,833)	365,797	(2,181,051)	1,849,155	(3,775,729)	1,106,797	(1,739,905)	1,784,994	(11,029,746)

Total increase (decrease)	309,829	(17,757,807)	365,701	(17,678,533)	1,865,905	(15,165,609)	1,116,438	(22,517,689)	1,752,395	(133,071,799)

NET ASSETS, at beginning of the year	-	36,727,175	-	37,531,546	-	37,554,231	-	49,128,660	-	338,383,989

NET ASSETS, at end of the year	$309,829	$18,969,368	$365,701	$19,853,013	$1,865,905	$22,388,622	$1,116,438	$26,610,971	$1,752,395	$205,312,190

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2008

	MML T. Rowe Price Equity Income Sub-Account	MML T. Rowe Price Growth Equity Sub-Account	MML T. Rowe Price Growth Equity Sub-Account	MML T. Rowe Price Mid Cap Growth Sub-Account	MML T. Rowe Price Mid Cap Growth Sub-Account	MML Templeton Foreign Sub-Account	MML Templeton Foreign Sub-Account	MML W&R/Wellington Small Cap Growth Equity Sub-Account	MML W&R/Wellington Small Cap Growth Equity Sub-Account	Oppenheimer Balanced Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Non-Service)

Investment income
Dividends	$-	$-	$-	$-	$-	$104,676	$-	$-	$-	$1,331,187

Expenses
Mortality and expense risk fees and administrative charges	10,041	58,864	461	1,038,420	6,016	3,242,620	2,858	2,101,902	1,058	503,997

Net investment income (loss)	(10,041)	(58,864)	(461)	(1,038,420)	(6,016)	(3,137,944)	(2,858)	(2,101,902)	(1,058)	827,190

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(2,795)	(134,700)	(494)	(2,264,364)	(29,461)	(1,871,772)	(8,936)	866,109	(1,563)	(2,547,788)
Realized gain distribution	-	-	-	1,740,895	-	-	-	-	-	3,210,676

Realized gain (loss)	(2,795)	(134,700)	(494)	(523,469)	(29,461)	(1,871,772)	(8,936)	866,109	(1,563)	662,888

Change in net unrealized appreciation/depreciation of investments	(31,565)	(2,822,636)	10,865	(44,005,699)	63,091	(130,329,123)	17,373	(76,574,816)	27,803	(24,262,435)

Net gain (loss) on investments	(34,360)	(2,957,336)	10,371	(44,529,168)	33,630	(132,200,895)	8,437	(75,708,707)	26,240	(23,599,547)

Net increase (decrease) in net assets resulting from operations	(44,401)	(3,016,200)	9,910	(45,567,588)	27,614	(135,338,839)	5,579	(77,810,609)	25,182	(22,772,357)

Capital transactions:
Transfer of net premiums	6,210,866	1,038,068	326,377	10,088,804	3,755,824	18,049,887	1,641,010	8,905,247	755,073	2,601,675
Transfers due to death benefits	-	(16,573)	-	(491,196)	-	(1,669,969)	-	(895,284)	-	(639,627)
Transfers due to annuity benefit payments	-	-	-	(7,222)	-	(49,558)	-	(35,133)	-	(13,876)
Transfers due to withdrawal of funds	(1,894)	(579,079)	56	(15,003,456)	(30,285)	(14,903,480)	(36,409)	(9,188,029)	(2,825)	(5,435,985)
Transfers due to loans, net of repayments	-	566	-	(753)	-	921	-	2,099	-	1,672
Transfers due to cost of insurance	(1,792)	(11,128)	(15)	(143,786)	(1,137)	(886,051)	(634)	(593,073)	(324)	(65,700)
Transfers due to contingent deferred sales charges	-	(78)	-	(2,158)	-	(466)	-	(377)	-	(790)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	-	(2,400)	-	(17,883)	-	(55,605)	-	(2,539)
Transfers between Sub-Accounts and to/from Fixed Account	71,805	483,502	979	(2,466,987)	(57,107)	11,220,551	(5,975)	(399,623)	(12,278)	(3,418,588)

Net increase (decrease) in net assets resulting from capital transactions	6,278,985	915,278	327,397	(8,029,154)	3,667,295	11,743,952	1,597,992	(2,259,778)	739,646	(6,973,758)

Total increase (decrease)	6,234,584	(2,100,922)	337,307	(53,596,742)	3,694,909	(123,594,887)	1,603,571	(80,070,387)	764,828	(29,746,115)

NET ASSETS, at beginning of the year	-	6,197,809	-	115,684,666	-	311,509,308	-	199,450,946	-	56,744,069

NET ASSETS, at end of the year	$6,234,584	$4,096,887	$337,307	$62,087,924	$3,694,909	$187,914,421	$1,603,571	$119,380,559	$764,828	$26,997,954

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2008

	Oppenheimer Balanced Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Core Bond Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer International Growth Sub-Account
	(Service)	(Non-Service)	(Service)	(Non-Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)

Investment income
Dividends	$-	$440,021	$-	$613,932	$5,018,999	$-	$4,390,381	$-	$669,571	$-

Expenses
Mortality and expense risk fees and administrative charges	1,832	3,789,383	2,051	167,392	3,837,207	5,750	586,430	219	735,232	4,009

Net investment income (loss)	(1,832)	(3,349,362)	(2,051)	446,540	1,181,792	(5,750)	3,803,951	(219)	(65,661)	(4,009)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(18,964)	3,703,770	(9,373)	(787,236)	2,362,032	(18,658)	(6,224,971)	(9,453)	3,065,863	(18,791)
Realized gain distribution	-	-	-	-	22,052,910	-	-	-	-	-

Realized gain (loss)	(18,964)	3,703,770	(9,373)	(787,236)	24,414,942	(18,658)	(6,224,971)	(9,453)	3,065,863	(18,791)

Change in net unrealized appreciation/depreciation of investments	(62,047)	(173,551,450)	(57,246)	(4,892,684)	(187,535,460)	26,955	(50,070,251)	(20,523)	(38,914,294)	55,043

Net gain (loss) on investments	(81,011)	(169,847,680)	(66,619)	(5,679,920)	(163,120,518)	8,297	(56,295,222)	(29,976)	(35,848,431)	36,252

Net increase (decrease) in net assets resulting from operations	(82,843)	(173,197,042)	(68,670)	(5,233,380)	(161,938,726)	2,547	(52,491,271)	(30,195)	(35,914,092)	32,243

Capital transactions:
Transfer of net premiums	841,697	14,950,760	920,441	71,748	18,627,572	3,245,917	1,248,357	230,021	14,708,648	2,439,459
Transfers due to death benefits	-	(2,106,143)	-	(191,368)	(1,804,706)	-	(394,836)	-	(260,908)	-
Transfers due to annuity benefit payments	-	(57,043)	-	-	(55,955)	-	(4,814)	-	(17,604)	-
Transfers due to withdrawal of funds	(1,525)	(21,847,550)	722	(2,943,346)	(29,968,672)	(16,068)	(7,400,605)	294	(6,668,601)	(65,950)
Transfers due to loans, net of repayments	-	4,771	-	-	(1,337)	-	3,630	-	(34)	-
Transfers due to cost of insurance	(575)	(964,461)	(668)	-	(786,421)	(1,926)	(72,437)	(50)	(116,978)	(912)
Transfers due to contingent deferred sales charges	-	(1,316)	-	(997)	(1,827)	-	(545)	-	(804)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	(19,603)	-	-	(57,975)	-	1,184	-	(66,561)	-
Transfers between Sub-Accounts and to/from Fixed Account	41,501	21,943,465	94,605	(728,558)	(2,299,578)	(23,405)	(2,504,900)	29,180	(2,941,373)	(51,514)

Net increase (decrease) in net assets resulting from capital transactions	881,098	11,902,880	1,015,100	(3,792,521)	(16,348,899)	3,204,518	(9,124,966)	259,445	4,635,785	2,321,083

Total increase (decrease)	798,255	(161,294,162)	946,430	(9,025,901)	(178,287,625)	3,207,065	(61,616,237)	229,250	(31,278,307)	2,353,326

NET ASSETS, at beginning of the year	-	378,562,892	-	16,123,049	404,011,298	-	77,119,212	-	76,952,443	-

NET ASSETS, at end of the year	$798,255	$217,268,730	$946,430	$7,097,148	$225,723,673	$3,207,065	$15,502,975	$229,250	$45,674,136	$2,353,326

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2008

	Oppenheimer Main Street Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer MidCap Sub-Account	Oppenheimer MidCap Sub-Account	Oppenheimer Money Sub-Account	Oppenheimer Strategic Bond Sub-Account	Oppenheimer Strategic Bond Sub-Account	Panorama Growth Sub-Account	Panorama Total Return Sub-Account	PIMCO Commodity Real Return Strategy Sub-Account
	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Non-Service)	(Service)	(Non-Service)	(Non-Service)	(Service)

Investment income
Dividends	$893,952	$-	$-	$-	$1,784,041	$20,554,818	$-	$18,491	$56,505	$780,147

Expenses
Mortality and expense risk fees and administrative charges	618,612	204	2,290,619	291	731,706	4,846,503	19,976	14,381	22,093	151,687

Net investment income (loss)	275,340	(204)	(2,290,619)	(291)	1,052,335	15,708,315	(19,976)	4,110	34,412	628,460

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	927,655	(476)	(557,646)	(293)	-	1,885,260	(6,997)	64,505	81,183	138,657
Realized gain distribution	3,884,293	-	-	-	-	4,749,767	-	-	-	-

Realized gain (loss)	4,811,948	(476)	(557,646)	(293)	-	6,635,027	(6,997)	64,505	81,183	138,657

Change in net unrealized appreciation/depreciation of investments	(31,615,151)	764	(107,932,163)	(11,930)	-	(84,479,744)	49,379	(567,951)	(824,386)	(9,491,645)

Net gain (loss) on investments	(26,803,203)	288	(108,489,809)	(12,223)	-	(77,844,717)	42,382	(503,446)	(743,203)	(9,352,988)

Net increase (decrease) in net assets resulting from operations	(26,527,863)	84	(110,780,428)	(12,514)	1,052,335	(62,136,402)	22,406	(499,336)	(708,791)	(8,724,528)

Capital transactions:
Transfer of net premiums	1,535,624	113,169	8,699,443	231,881	4,297,559	38,120,826	11,696,136	35,363	71,229	4,224,470
Transfers due to death benefits	(442,159)	-	(1,051,488)	-	(737,171)	(3,415,865)	-	(6,802)	(32,311)	(71,126)
Transfers due to annuity benefit payments	(1,921)	-	(32,506)	-	(31,358)	(100,816)	-	-	-	(1,872)
Transfers due to withdrawal of funds	(7,774,165)	192	(9,987,100)	(299)	(20,539,070)	(34,745,901)	(98,003)	(245,484)	(393,139)	(1,610,033)
Transfers due to loans, net of repayments	1,402	-	2,049	-	4,262	6,504	-	(1,569)	-	555
Transfers due to cost of insurance	(91,643)	(82)	(619,856)	(359)	(61,148)	(1,079,521)	(4,387)	-	-	(21,985)
Transfers due to contingent deferred sales charges	(1,560)	-	(578)	-	(1,176)	(3,025)	-	(106)	(168)	(85)
Transfers due to net charge (credit) to annuitant mortality fluctuation	595	-	(11,056)	-	9,392	(60,475)	-	-	-	(1,200)
Transfers between Sub-Accounts and to/from Fixed Account	(3,078,341)	(1,515)	20,993,086	7,123	39,527,680	(40,078,965)	(138,154)	(78,836)	(12,040)	11,502,836

Net increase (decrease) in net assets resulting from capital transactions	(9,852,168)	111,764	17,991,994	238,346	22,468,970	(41,357,238)	11,455,592	(297,434)	(366,429)	14,021,560

Total increase (decrease)	(36,380,031)	111,848	(92,788,434)	225,832	23,521,305	(103,493,640)	11,477,998	(796,770)	(1,075,220)	5,297,032

NET ASSETS, at beginning of the year	73,801,756	-	221,907,642	-	54,881,754	410,279,836	-	1,445,057	2,092,312	4,599,799

NET ASSETS, at end of the year	$37,421,725	$111,848	$129,119,208	$225,832	$78,403,059	$306,786,196	$11,477,998	$648,287	$1,017,092	$9,896,831

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

Notes To Financial Statements

1.	ORGANIZATION

Massachusetts Mutual Variable Annuity Separate Account 4 (“Separate Account 4”) is a separate investment account established on July 9, 1998.

Massachusetts Mutual Life Insurance Company (“MassMutual”) maintains eight segments within Separate Account 4, they are: Panorama Premier Segment, Panorama Passage® Segment, MassMutual Artistry Segment, MassMutual Transitions ® Segment, MassMutual EvolutionSM Segment, MassMutual Transitions SelectSM Segment, MassMutual Equity EdgeSM and MassMutual RetireEase SelectSM.

Panorama Passage® Segment contracts may have one of three mortality and expense risk charges calculated on the daily value of the assets invested. Tier One is contracts issued prior to May 1, 2003 during the first through tenth contract year. For these contracts the mortality and expense risk charge is 1.34%, on an annual basis, of the daily net asset value. Tier Two is contracts issued on or after May 1, 2003 during the first through tenth contract year. For these contracts the mortality and expense risk charge is 1.50%, on an annual basis, of the daily net asset value. Tier Three is contracts issued prior to May 1, 2003 that are beyond the tenth contract year. For these contracts the mortality and expense risk charge is 1.09%, on an annual basis, of the daily net asset value.

MassMutual Transitions® Segment contracts are available in two versions: (1) the Transitions Custom Plan and (2) the Transitions Package Plan. The Transitions Custom Plan allows contract owners to custom build their own contract by adding additional contract features to the standard Transitions Custom Plan contract. The Transitions Package Plan consists of three distinct packages of contract features called Transitions Package Plan I, Transitions Package Plan II, and Transitions Package Plan III. The Transitions Custom Plan and the Transition Package Plans have one of four expense charges calculated as a percentage of daily average account value. These expense charges all include a mortality and expense risk charge and an administrative charge and may include a charge for an elected feature on the Transitions Custom Plan only. The Transitions Custom Plan has a mortality and expense risk charge of 0.80%, an administrative charge of 0.15%, and expense charges on various elected features: Basic Death Benefit (0.00%), Basic Death Benefit with 5% roll-up feature (0.40%), Basic Death Benefit with Annual Ratchet feature (0.25%), Nursing Home waiver (0.05%), Earnings Enhancement Benefit (0.15%-0.30%) or 15% Cumulative to 30% Free Withdrawal (0.15%). The administrative expense charge for Transitions Package Plan I, II and III is 0.15%. The mortality and expense risk charge is 0.80%, 1.15% and 1.40% for the Transitions Package Plan I, II and III, respectively.

MassMutual EvolutionSM Segment contracts may have one of the following expenses calculated on the daily value of the assets invested in each fund. The expenses include a mortality and expense risk charge of (1.60%) and an administrative charge of (0.15%) for contracts generally issued on or after September 8, 2008. For contracts generally issued prior to this date, the mortality and expense risk charge is 1.40% (reduced from 1.50% for all contracts on September 1, 2006) and an administrative charge of (0.15%). The expense charges vary depending on which feature or combinations of features have been chosen. These features are basic death benefit (0.00%), Annual Ratchet Death Benefit (0.40%), Basic Guaranteed Minimum Income Benefit (0.65%), Guaranteed Minimum Accumulation Benefit (0.50% or 0.40% for contracts issued prior to September 1, 2006.) Tiers 1 through Tier 8 are generally for contracts issued prior to September 8, 2008. Tier 1 is contracts issued with an election of the basic death benefit; Tier 2 is contracts issued prior to 9/1/2006 with the basic death benefit and the GMAB; Tier 3 is contracts issued with the basic death benefit and the Basic GMIB; Tier 4 is contracts issued with the Annual Ratchet Death Benefit; Tier 5 is contracts issued before 9/1/2006 with an election of the Annual Ratchet Death Benefit and the GMAB; Tier 6 is contracts issued with the Annual Ratchet Death Benefit and the Basic GMIB; Tier 7 is contracts issued on or after 9/1/2006 with the basic death benefit and the GMAB; Tier 8 is contracts issued on or after 9/1/2006 with an election of the Annual Ratchet Death Benefit and the GMAB; Tiers 9 through Tier 12 are generally for contracts issued on or after September 8, 2008. Tier 9 is contracts issued with the basic death benefit and GMAB; Tier 10 is contracts issued with the basic death benefit; Tier 11 is contracts issued with the Annual Ratchet Death Benefit and the GMAB; Tier 12 is contracts issued with the Annual Ratchet Death Benefit.

MassMutual Equity EdgeSM Segment contracts may have three mortality and expense risk charges (“M&E fees”) calculated on the daily value of the assets invested in the MML Equity Index sub-account. The charge is currently equal, on an annual basis, to the following percentages of the daily value of the assets: Tier One is 1.55% M&E fees based on an elected benefit period of five years, Tier Two is 1.45% M&E fees based on an elected benefit period of seven years and Tier Three is 1.20% M&E fees based on an elected benefit period of ten years. Also, the 1.20% M&E fee is applicable to the MML Money Market sub-account.

Notes To Financial Statements (Continued)

MassMutual RetireEase SelectSM Segment contracts may have one of two expense charges calculated on the daily value of the assets invested. These expense charges each include a mortality and expense risk charge of 1.10% and an administrative charge (0.15%). The two expense charges vary depending on whether the MassMutual Payment Protector feature has been chosen. If the feature is not elected, there is no additional charge. If the feature is elected there is an additional charge of 0.50%.

Separate Account 4 is registered as a unit investment trust pursuant to the Investment Company Act of 1940 (“the 1940 Act”).

The assets and liabilities of Separate Account 4 are clearly identified and distinguished from MassMutual’s other assets and liabilities. Separate Account 4 assets are not chargeable with liabilities arising out of any other business MassMutual may conduct.

2.	INVESTMENT OF SEPARATE ACCOUNT 4’S ASSETS

The following investment funds/portfolios were replaced (name change) with other mutual funds or liquidated effective April 28, 2006, see Note 9. American Century Variable Portfolios, Inc., American Funds Insurance Series, Calvert Variable Series, Inc., Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS® Variable Insurance Trust, Scudder Investment VIT Funds and T. Rowe Price Equity Series, Inc.

Separate Account 4 consists of fifty-five sub-accounts which invest in the following mutual funds of the same name unless stated otherwise:

AIM Variable Investment Funds (“AIM V.I.”), is an open-end, diversified, management company registered under the 1940 Act with three of its Funds available to Separate Account 4: AIM V.I. Financial Services Fund (Series I and Series II) AIM V.I. Global Health Care Fund (Series I and Series II) and AIM V.I. Technology Fund (Series I and Series II). Invesco Aim Advisors, Inc. is the investment adviser to the Funds. Advisory entities affiliated with Invesco Aim Advisors, Inc., serves as investment sub-adviser to the Funds.

Fidelity® Variable Insurance Products Fund (“Fidelity® VIP”) is an open-end management investment company registered under the 1940 Act with one of its Portfolios available to Separate Account 4: Fidelity® VIP Contrafund® Portfolio (Initial Class and Service Class 2). Fidelity® Management & Research Company (“FMR”) is the investment adviser to the Portfolios. FMR Co., Inc., a wholly owned subsidiary of FMR and Fidelity® Research & Analysis Company (formerly known as Fidelity® Management & Research (Far East) inc.), serve as sub-advisers to these Portfolios. The following affiliates also serve as sub-advisers assisting FMR with foreign investments for the Fidelity® VIP Contrafund® Portfolio (Initial Class), Fidelity® Research & Analysis Company, Fidelity® Management & Research (U.K.) Inc., Fidelity® International Investment Advisors, Fidelity® International Investment Advisors (U.K.) Limited, and Fidelity® Investments Japan Limited.

ING Variable Products Trust (“ING”) is an open-end, investment company registered under the 1940 Act with one of its Portfolios available to Separate Account 4: ING Clarion Global Real Estate Portfolio (Class S) (prior to May 1, 2009, this Portfolio was called ING Global Real Estate Portfolio (Class S) (prior to September 6, 2008, this Portfolio was called ING VP Real Estate Portfolio). ING Investments, LLC is the investment adviser to this Portfolio. ING Clarion Real Estate Securities L.P. has been engaged by ING Investments LLC to serve as sub-adviser to this Portfolio.

MML Series Investment Fund (“MML Trust”) is an open-end, investment company registered under the 1940 Act with twenty-seven of its separate series (“MML Trust Funds”) available to Separate Account 4: MML Aggressive Allocation Fund (Initial Class and Service Class), MML Small/Mid Cap Value Fund (Initial Class and Service Class) (prior to February 28, 2008, this Fund was called MML Small Cap Value Fund), (the MML AllianceBernstein Small/Mid Cap Value Sub-Account invests in this Fund) (prior to February 28, 2008, the Sub-Account was known as MML Goldman Sachs/AllianceBernstein Small Cap Value Sub-Account), MML Income & Growth Fund (Initial Class and Service Class) (the MML American Century Income & Growth Sub-Account invests in this Fund), MML Mid Cap Value Fund (Initial Class and Service Class) (the MML American Century Mid Cap Value Sub-Account invests in this Fund), MML American Funds® Core Allocation Fund (Service Class I), MML American Funds® Growth Fund (Service Class I), MML American Funds® International Fund (Service Class I), MML Balanced Allocation Fund (Initial Class and Service Class), MML Asset Allocation Fund (Initial Class and Service Class) (the MML Capital Guardian Asset Allocation Sub-Account invests in this Fund), MML Growth & Income Fund (Initial Class and Service Class) (the MML Capital Guardian Growth & Income Sub-Account invests in this Fund), MML Conservative Allocation Fund (Initial Class and Service Class), MML Large Cap Value Fund (Initial Class and Service Class) (the MML Davis Large Cap Value Sub-Account invests in this Fund), MML

Notes To Financial Statements (Continued)

Emerging Growth Fund (Initial Class and Service Class), MML Equity Index Fund (Class I and Service Class I), MML Growth Allocation Fund (Initial Class and Service Class), MML Concentrated Growth Fund (Class I, Service Class I and Class II) (the MML Legg Mason Concentrated Growth Sub-Account invests in this Fund), MML Global Fund (Class I, Service Class I and Class II) (the MML MFS Global Sub-Account invests in this Fund) (Prior to May 1, 2009, the Sub-Account was known as MML Neuberger Berman Global Sub-Account), MML Moderate Allocation Fund (Initial Class and Service Class), MML NASDAQ-100® Fund1 (Initial Class and Service Class), MML Large Cap Growth Fund (Initial Class and Service Class) (the MML Rainier Large Cap Growth Sub-Account invests in this Fund) (Prior to May 1, 2009, the Sub-Account was known as MML AllianceBernstein Large Cap Growth Sub-Account), MML Small Cap Index Fund (Initial Class and Service Class), MML Blue Chip Growth Fund (Initial Class and Service Class) (the MML T. Rowe Price Blue Chip Growth Sub-Account invests in this Fund) (MML Growth Equity Fund (Initial Class and Service Class) merged into this Fund, effective May 1, 2009) (the MML T. Rowe Price Growth Equity Sub-Account (Initial Class and Service Class) invested in this Fund). MML Equity Income Fund (Initial Class and Service Class) (the MML T. Rowe Price Equity Income Sub-Account invests in this Fund), MML Mid Cap Growth Fund (Initial Class and Service Class) (the MML T. Rowe Price Mid Cap Growth Sub-Account invests in this Fund), MML Small Company Value Fund (Service Class II) (the MML T. Rowe Price Small Company Value Sub-Account invests in this Fund), MML Foreign Fund (Initial Class and Service Class) (the MML Templeton Foreign Sub-Account invests in this Fund) and MML Small Cap Growth Equity Fund (Initial Class and Service Class) (the MML W&R/Wellington Small Cap Growth Equity Sub-Account invests in this Fund).

MassMutual serves as investment adviser to each of these MML Trust Funds pursuant to an investment management agreement.

MassMutual has entered into a sub-advisory agreement with AllianceBernstein L.P., to serve as the investment sub-adviser to the MML Small/Mid Cap Value Fund (Initial Class and Service Class) (prior to February 28, 2008, Goldman Sachs Asset Management, L.P. and AllianceBernstein L.P. were the Fund’s investment sub-advisers). MassMutual has entered into a sub-advisory agreement with American Century Investment Management, Inc. (“American Century”) whereby American Century manages the investments of the MML Income & Growth Fund (Initial Class and Service Class) and MML Mid Cap Value Fund (Initial Class and Service Class). MassMutual has entered into a sub-advisory agreement with Capital Guardian Trust Company (“Capital Guardian”) whereby Capital Guardian manages the investments of the MML Asset Allocation Fund (Initial Class and Service Class) and MML Growth & Income Fund (Initial Class and Service Class). MassMutual has entered into a sub-advisory agreement with Davis Selected Advisers, L.P., to serve as the investment sub-adviser to the MML Large Cap Value Fund (Initial Class and Service Class). MassMutual has entered into sub-advisory agreements with Essex Investment Management Company, LLC and Insight Capital Research & Management, Inc. pursuant to which each serves as investment sub-adviser to a portion of the MML Emerging Growth Fund (Initial Class and Service Class) (prior to September 10, 2008, Delaware Management Company and Insight Capital Research & Management, Inc. were the Funds’ investment sub-advisers). MassMutual has entered into a sub-advisory agreement with Northern Trust Investments, N.A. (“Northern Trust”) whereby Northern Trust manages the investments of the MML Equity Index Fund (Class I and Service Class I), MML NASDAQ-100® Fund (Initial Class and Service Class) and MML Small Cap Index Fund (Initial Class and Service Class). MassMutual has entered into a sub-advisory agreement with Legg Mason Capital Management, Inc., to serve as the investment sub-adviser to the MML Concentrated Growth Fund (Class I, Service Class I and Class II). MassMutual has entered into a sub-advisory agreement with Massachusetts Financial Services Company to serve as the investment sub-adviser to the MML Global Fund (Class I, Service Class I and Class II) (Prior to May 1, 2009, Neuberger Berman Management, Inc. were the Funds’ investment sub-advisors). MassMutual has entered into a sub-advisory agreement with Rainier Investment Management, Inc. to serve as the investment sub-advisor to the MML Large Cap Growth Fund (Initial Class and Service Class) (prior to May 1, 2009, AllianceBernstein L.P. was the Funds’ investment sub-advisor). MassMutual has entered into a sub-advisory agreement with T. Rowe Price Associates, Inc. (“T. Rowe Price”) whereby T. Rowe Price manages the investments of the MML Blue Chip Growth Fund (Initial Class and Service Class) (MML Growth Equity Fund (Initial Class and Service Class) merged into this Fund, effective May 1, 2009), MML Equity Income Fund (Initial Class and Service Class), MML Mid Cap Growth Fund (Initial Class and Service Class) and MML Small Company Value Fund (Service Class II). MassMutual has entered into a sub-advisory agreement with Templeton Investment Counsel, LLC to serve as the investment sub-adviser to the MML Foreign Fund (Initial Class and Service Class). MassMutual has entered into sub-advisory agreements with Wellington Management Company, LLP and Waddell & Reed Investment Management Company pursuant to which each serves as the investment sub-adviser to the MML Small Cap Growth Equity Fund (Initial Class and Service Class).

[1]

NASDAQ®, NASDAQ-100® and NASDAQ-100 Index® are trademarks of The NASDAQ Stock Market, Inc. (together with its affiliates, “NASDAQ”) and are licensed for use by the Fund. The Fund/Sub-Account has not been passed on by NASDAQ as to its legality or suitability. The Fund/Sub-Account is not issued, endorsed, sold or promoted by NASDAQ. NASDAQ makes no warranties and bears no liability with respect to The Fund/Sub-Account.

Notes To Financial Statements (Continued)

MML Series Investment Fund II (“MML II Trust”) is an open-end, investment company registered under the 1940 Act with all of its ten separate Series (“MML II Trust Funds”) available to Separate Account 4: MML Blend Fund (Initial Class and Service Class) (the MML Babson Blend Sub-Account invests in this Fund), MML Enhanced Index Core Equity Fund (Initial Class and Service Class) (the MML Babson Enhanced Index Core Equity Sub-Account invests in this Fund), MML Inflation-Protected and Income Fund (Initial Class and Service Class) (prior to May 1, 2008, this Fund was known as MML Inflation-Protected Bond Fund) (the MML Babson Inflation Protected and Income Sub-Account invests in this Fund) (prior to May 1, 2008, this Sub-Account was known as MML Inflation-Protected Bond Sub-Account) (Initial Class and Service Class). MML Managed Bond Fund (Initial Class and Service Class) (the MML Babson Managed Bond Sub-Account invests in this Fund), MML China Fund (Class II and Service Class I) (the Class II Portfolio did not have any investment or unit activity in 2009) (the MML Baring China Sub-Account invests in this Fund), MML Strategic Emerging Markets Fund (Class II and Service Class I) (the Class II Portfolio did not have any investment or unit activity in 2009) (the MML Baring Strategic Emerging Markets Sub-Account invests in this Fund). MML Money Market Fund (Initial Class), MML Small Cap Equity Fund (Initial Class and Service Class) (the MML Oppenheimer Small Cap Equity Sub-Account invests in this Fund), (MML Small Company Opportunities Fund (Initial Class and Service Class) merged into this Fund, effective May 1, 2009) (the Oppenheimer Small Company Opportunities Sub-Account (Initial Class and Service Class) invested in this Fund) and MML Equity Fund (Initial Class and Service Class) (the MML Oppenheimer/Bernstein Equity Sub-Account invests in this Fund).

MassMutual serves as investment adviser to each of these MML II Trust Funds pursuant to an investment management agreement. MassMutual has entered into sub-advisory agreements with Babson Capital Management LLC (“Babson Capital”), a wholly owned subsidiary of MassMutual, pursuant to which Babson Capital serves as the investment sub-adviser to the MML Blend Fund (Initial Class and Service Class), MML Enhanced Index Core Equity Fund (Initial Class and Service Class), MML Inflation-Protected and Income Fund (Initial Class and Service Class), MML Managed Bond Fund (Initial Class and Service Class) and MML Money Market Fund (Initial Class). MassMutual has entered into a sub-advisory agreement with Baring International Investment Limited to serve as the investment sub-adviser to the MML China Fund (Class II and Service Class I) and MML Strategic Emerging Markets Fund (Class II and Service Class I). MassMutual has entered into a sub-advisory agreement with OppenheimerFunds, Inc., a wholly owned subsidiary of MassMutual, to serve as the investment sub-adviser to the MML Small Cap Equity Fund (Initial Class and Service Class) (MML Small Company Opportunities Fund (Initial Class and Service Class) merged into this Fund, effective May 1, 2009). MassMutual has entered into sub-advisory agreements with OppenheimerFunds, Inc., and AllianceBernstein L.P. pursuant to which each serves as the investment sub-adviser to the MML Equity Fund (Initial Class and Service Class).

Oppenheimer Variable Account Funds (“Oppenheimer Funds”) is an open-end, management investment company registered under the 1940 Act with nine of its Funds available to Separate Account 4: Oppenheimer Balanced Fund/VA (Service and Non-Service Shares), Oppenheimer Capital Appreciation Fund/VA (Service and Non-Service Shares), Oppenheimer Core Bond Fund/VA (Non-Service Shares), Oppenheimer Global Securities Fund/VA (Service and Non-Service Shares), Oppenheimer High Income Fund/VA (Service and Non-Service Shares), Oppenheimer Main Street Fund®/VA (Service and Non-Service Shares), Oppenheimer MidCap Fund/VA (Service and Non-Service Shares), Oppenheimer Money Fund/VA (Non-Service Shares), and Oppenheimer Strategic Bond Fund/VA (Service and Non-Service Shares). OppenheimerFunds, Inc., a wholly owned subsidiary of MassMutual, serves as investment adviser to these Oppenheimer Funds.

Panorama Series Fund, Inc. (“Panorama Fund”) is an open-end, management investment company registered under the 1940 Act with three of its Fund/Portfolios available to Separate Account 4: Oppenheimer International Growth Fund/VA (Service and Non-Service Shares), Panorama Growth Portfolio (Non-Service) and Panorama Total Return Portfolio (Non-Service). OppenheimerFunds, Inc., a wholly owned subsidiary of MassMutual, serves as the investment adviser to the Fund/Portfolios.

PIMCO Variable Insurance Trust (“PIMCO”) is an open-end, investment company registered under the 1940 Act with one of its Portfolios available to Separate Account 4: PIMCO CommodityRealReturn® Strategy Portfolio (Advisor Class). Pacific Investment Management Company LLC is the investment adviser to this Portfolio.

In addition to the fifty-five sub-accounts, some contract owners may also allocate funds to the Fixed Account which is part of MassMutual’s general investment account. The general investment account is not registered as an investment company under the 1940 Act.

Notes To Financial Statements (Continued)

3.	SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (FASB) issued FASB Accounting Standards Codification (ASC) effective for financial statements issued for interim and annual periods ending after September 15, 2009. The ASC is an aggregation of previously issued authoritative U.S. generally accepted accounting principles (herein referred to as “generally accepted accounting principles”) in one comprehensive set of guidance organized by subject area. In accordance with the ASC, references to previously issued accounting standards have been replaced by ASC references. Subsequent revisions to generally accepted accounting principles will be incorporated into the ASC through Accounting Standards Updates (ASU).

The following is a summary of significant accounting policies followed by Separate Account 4 in preparation of the financial statements in conformity with generally accepted accounting principles.

A.	Investment Valuation

Investments in the investment sub-accounts are valued at the closing net asset value of each of the respective underlying Funds/Portfolios which value their investment securities at fair value.

B.	Accounting for Investments

Investment transactions are accounted for on a trade date basis and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income and gains from realized gain distributions are recorded on the ex-dividend date, and they are generally reinvested in the underlying investment sub-accounts.

C.	Federal Income Taxes

MassMutual is taxed under federal law as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. Separate Account 4 is part of MassMutual’s total operations and is not taxed separately. Separate Account 4 is not taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under existing federal law, no taxes are payable on net investment income and net realized capital gains attributable to contracts which depend on Separate Account 4’s investment performance. Accordingly, no provision for federal income tax has been made. MassMutual may, however, make such a charge in the future if an unanticipated change of current law results in a company tax liability attributable to Separate Account 4.

D.	Contract Charges

See Note 8B for charges associated with the contracts.

E.	Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires that management make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Loans

If the certificate is a tax-sheltered annuity (“TSA”), the participants may be able to take a loan under their certificate. All such loans must conform to the requirements of the Internal Revenue Code. There are limitations on the amount of the loan the participants can take, and there is a required loan repayment schedule. When a loan is made, Separate Account 4 transfers the amount of the loan to MassMutual, thereby decreasing both the investments and net assets of Separate Account 4 by an equal amount. The contract owner is charged interest on the outstanding loan amount based on the interest rate then in effect.

G.	Annuitant Mortality Fluctuation

Separate Account 4 maintains a reserve as required by regulatory authorities to provide for mortality losses incurred. The reserve is adjusted quarterly for mortality losses and gains and its proportionate share of changes in value. Transfers to or from MassMutual are then made quarterly to adjust Separate Account 4. Net transfers from MassMutual to Separate Account 4 totaled $30,650 for the year ended December 31, 2009. Net transfers from Separate Account 4 to MassMutual totaled $544,029 for the year ended December 31, 2008. The reserve is subject to a maximum of 3% of Separate Account 4’s annuity reserves. Any mortality losses in excess of this reserve will be borne by MassMutual. The reserve is not available to owners of the contracts except to the extent necessary to cover mortality losses under the contracts.

Notes To Financial Statements (Continued)

H.	Annuity Reserves

Annuity reserves are developed by using accepted actuarial methods and are computed using the 1994 MGD8 table, except for the MassMutual RetireEase Select SM Segment which uses the Annuity 2000 table.

4.	FAIR VALUE OF FINANCIAL STATEMENTS

The Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, Separate Account 4 generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in Separate Account 4. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the fund’s investments.

These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)
•	Level 3 – unobservable inputs

The net assets of Separate Account 4 are measured at fair value on a recurring basis. All the net assets are categorized as Level 1 as of December 31, 2009.

Separate Account 4 does not have any assets or liabilities reported at fair value on a non-recurring basis required to be disclosed under U.S. generally accepted accounting principles.

5.	RELATED PARTY TRANSACTIONS

A.	Sales Agreements

The contracts are sold by both registered representatives of MML Investors Services, Inc. (“MMLISI”), a subsidiary of MassMutual, and by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors, LLC (“MML Distributors”), a subsidiary of MassMutual. Pursuant to separate underwriting agreements with MassMutual and the Separate Account 4, MMLISI serves as principal underwriter of the contracts sold by its registered representatives and MML Distributors serves as principal underwriter of the contracts sold by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors.

Both MMLISI and MML Distributors are registered with the Securities and Exchange Commission (the “SEC”) as broker-dealers under the Securities and Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority. Commissions for sales of contracts by MMLISI registered representatives are paid on behalf of MMLISI to its registered representatives. Commissions for sales of contracts by registered representatives of other broker-dealers are paid on behalf of MML Distributors to those broker-dealers. MMLISI and MML Distributors also receive compensation for their actions as principal underwriters of the contracts.

B.	Receivable from/Payable to MassMutual

Certain fees such as cost of insurance fees and mortality and expense risk fees are charges paid between the General Account and Separate Account 4.

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2009 were as follows:

	AIM V.I. Financial Services Sub-Account	AIM V.I. Financial Services Sub-Account	AIM V.I. Global Health Care Sub-Account	AIM V.I. Global Health Care Sub-Account	AIM V.I. Technology Sub-Account	AIM V.I. Technology Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Contrafund® Sub-Account	ING Clarion Global Real Estate Sub-Account	MML Aggressive Allocation Sub-Account	MML Aggressive Allocation Sub-Account	MML AllianceBernstein Small/Mid Cap Value Sub-Account
	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)	(Initial Class)	(Service Class 2)	(Class S)	(Initial Class)	(Service Class)	(Initial Class)

Cost of purchases	$1,848,146	$549,462	$996,525	$392,349	$2,031,980	$244,671	$16,218,561	$10,416,615	$2,518,296	$1,849,790	$8,231,351	$18,226,857
Proceeds from sales	(1,159,030)	(159,449)	(2,265,446)	(60,334)	(1,047,693)	(20,733)	(34,750,990)	(973,337)	(1,223,089)	(2,210,161)	(651,255)	(28,606,873)

	MML AllianceBernstein Small/Mid Cap Value Sub-Account	MML American Century Income & Growth Sub-Account	MML American Century Income & Growth Sub-Account	MML American Century Mid Cap Value Sub-Account	MML American Century Mid Cap Value Sub-Account	MML American Funds® Core Allocation Sub-Account	MML American Funds® Growth Sub-Account	MML American Funds® International Sub-Account	MML Babson Blend Sub-Account	MML Babson Blend Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Service Class I)	(Service Class I)	(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Cost of purchases	$1,919,274	$1,682,950	$1,579,476	$11,871,605	$3,052,572	$132,949,430	$12,683,168	$11,327,470	$5,094,618	$3,442,312	$435,236	$158,084
Proceeds from sales	(636,186)	(5,600,039)	(151,258)	(26,446,040)	(336,845)	(12,624,985)	(1,585,201)	(1,570,493)	(6,190,345)	(263,399)	(1,644,483)	(22,275)

	MML Babson Inflation-Protected and Income Sub-Account	MML Babson Inflation-Protected and Income Sub-Account	MML Babson Managed Bond Sub-Account	MML Babson Managed Bond Sub-Account	MML Balanced Allocation Sub-Account	MML Balanced Allocation Sub-Account	MML Baring China Sub-Account	MML Baring Strategic Emerging Markets Sub-Account	MML Capital Guardian Asset Allocation Sub-Account	MML Capital Guardian Asset Allocation Sub-Account	MML Capital Guardian Growth & Income Sub-Account	MML Capital Guardian Growth & Income Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Service Class I)	(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Cost of purchases	$52,365,421	$13,867,385	$49,237,774	$19,934,460	$20,263,020	$92,384,741	$1,458,462	$2,381,638	$7,584,160	$3,459,039	$4,478,167	$8,265,264
Proceeds from sales	(72,430,400)	(877,916)	(56,721,896)	(1,237,549)	(11,993,512)	(5,991,437)	(153,019)	(363,737)	(13,855,998)	(246,473)	(14,546,665)	(291,212)

	MML Conservative Allocation Sub-Account	MML Conservative Allocation Sub-Account	MML Davis Large Cap Value Sub-Account	MML Davis Large Cap Value Sub-Account	MML Emerging Growth Sub-Account	MML Emerging Growth Sub-Account	MML Equity Index Sub-Account	MML Equity Index Sub-Account	MML Growth Allocation Sub-Account	MML Growth Allocation Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)
Cost of purchases	$30,255,924	$98,557,473	$17,250,237	$4,630,680	$910,347	$305,218	$20,582,998	$631,984	$37,184,196	$276,910,246	$1,771,905	$598,194
Proceeds from sales	(17,299,631)	(11,701,911)	(18,648,329)	(874,465)	(1,024,445)	(50,154)	(4,173,713)	(91,482)	(28,505,111)	(15,443,498)	(2,040,796)	(104,439)

	MML Legg Mason Concentrated Growth Sub-Account	MML MFS Global Sub-Account	MML MFS Global Sub-Account	MML MFS Global Sub-Account	MML Moderate Allocation Sub-Account	MML Moderate Allocation Sub-Account	MML Money Market Sub-Account	MML NASDAQ-100® Sub-Account	MML NASDAQ-100® Sub-Account	MML Oppenheimer Small Cap Equity Sub-Account	MML Oppenheimer Small Cap Equity Sub-Account	MML Oppenheimer Small Company Opportunities Sub-Account
	(Class II)	(Class I)	(Service Class I)	(Class II)	(Initial Class)	(Service Class)	(Initial Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)
Cost of purchases	$266,886	$500,698	$324,884	$127,127	$31,639,443	$205,909,798	$28,786,518	$801,864	$437,107	$18,152,853	$1,399,372	$609,184
Proceeds from sales	(995,650)	(1,005,609)	(75,120)	(570,591)	(25,154,743)	(22,872,793)	(28,826,012)	(425,618)	(102,072)	(4,006,957)	(221,735)	(17,764,865)

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

	MML Oppenheimer Small Company Opportunities Sub-Account	MML Oppenheimer/ Bernstein Equity Sub-Account	MML Oppenheimer/ Bernstein Equity Sub-Account	MML Rainier Large Cap Growth Sub-Account	MML Rainier Large Cap Growth Sub-Account	MML Small Cap Index Sub-Account	MML Small Cap Index Sub-Account	MML T. Rowe Price Blue Chip Growth Sub-Account	MML T. Rowe Price Blue Chip Growth Sub-Account	MML T. Rowe Price Equity Income Sub-Account	MML T. Rowe Price Equity Income Sub-Account	MML T. Rowe Price Growth Equity Sub-Account

	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)
Cost of purchases	$339,620	$2,811,552	$3,657,907	$1,020,692	$351,802	$2,453,708	$1,339,354	$8,171,585	$2,998,391	$22,565,521	$8,294,761	$282,934
Proceeds from sales	(693,394)	(3,002,964)	(440,969)	(2,945,952)	(77,923)	(3,733,831)	(240,534)	(5,544,057)	(663,148)	(27,286,970)	(1,211,377)	(4,661,888)

	MML T. Rowe Price Growth Equity Sub-Account	MML T. Rowe Price Mid Cap Growth Sub-Account	MML T. Rowe Price Mid Cap Growth Sub-Account	MML T. Rowe Price Small Company Value Sub-Account	MML Templeton Foreign Sub-Account	MML Templeton Foreign Sub-Account	MML W&R/Wellington Small Cap Growth Equity Sub-Account	MML W&R/Wellington Small Cap Growth Equity Sub-Account	Oppenheimer Balanced Sub-Account	Oppenheimer Balanced Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Capital Appreciation Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Service Class II)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Service)	(Non-Service)	(Service)	(Non-Service)
Cost of purchases	$121,603	$5,043,896	$4,364,078	$670,540	$15,723,455	$2,142,021	$8,122,643	$1,603,002	$419,447	$642,319	$1,344,519	$21,000,009
Proceeds from sales	(501,420)	(10,433,811)	(678,411)	(98,481)	(32,644,796)	(351,588)	(19,391,210)	(364,550)	(928,934)	(9,255,440)	(120,911)	(35,716,192)

	Oppenheimer Core Bond Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer MidCap Sub-Account	Oppenheimer MidCap Sub-Account	Oppenheimer Money Sub-Account
	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Non-Service)
Cost of purchases	$97,708	$3,859,830	$17,356,887	$369,153	$5,535,974	$3,428,394	$5,026,094	$389,301	$1,973,628	$436,914	$23,502,535	$12,590,651
Proceeds from sales	(1,889,633)	(805,250)	(37,533,579)	(335,550)	(7,665,081)	(490,090)	(6,999,434)	(62,675)	(6,681,952)	(82,298)	(16,032,706)	(41,527,059)

	Oppenheimer Strategic Bond Sub-Account	Oppenheimer Strategic Bond Sub-Account	Panorama Growth Sub-Account	Panorama Total Return Sub-Account	PIMCO CommodityRealReturn® Strategy Sub-Account
	(Service)	(Non-Service)	(Non-Service)	(Non-Service)	(Advisor Class)
Cost of purchases	$15,708,513	$22,394,896	$198,372	$94,402	$7,948,422
Proceeds from sales	(1,138,153)	(58,061,626)	(178,239)	(348,314)	(2,950,870)

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS

The changes in outstanding units for the two years ended December 31, 2009 were as follows:

December 31, 2009	AIM V.I. Financial Services Sub-Account	AIM V.I. Financial Services Sub-Account	AIM V.I. Global Health Care Sub-Account	AIM V.I. Global Health Care Sub-Account	AIM V.I. Technology Sub-Account	AIM V.I. Technology Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Contrafund® Sub-Account	ING Clarion Global Real Estate Sub-Account	MML Aggressive Allocation Sub-Account	MML Aggressive Allocation Sub-Account	MML AllianceBernstein Small/Mid Cap Value Sub-Account

	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)	(Initial Class)	(Service Class 2)	(Class S)	(Initial Class)	(Service Class)	(Initial Class)
Units purchased	20,359	126,532	19,292	33,276	25,649	16,023	522,570	990,987	166,613	94,018	1,116,265	313,013
Units withdrawn	(67,568)	(1,786)	(99,533)	(1,022)	(81,733)	(532)	(1,622,615)	(26,031)	(43,617)	(75,583)	(12,786)	(919,994)
Units transferred between Sub-Accounts and to/from the Fixed Account	185,538	(11,076)	(36,445)	1,199	174,754	6,923	(1,200,749)	(79,960)	25,428	(30,947)	5,808	(1,624,395)

Net increase (decrease)	138,329	113,670	(116,686)	33,453	118,670	22,414	(2,300,794)	884,996	148,424	(12,512)	1,109,287	(2,231,376)

December 31, 2009 (Continued)	MML AllianceBernstein Small/Mid Cap Value Sub-Account	MML American Century Income & Growth Sub-Account	MML American Century Income & Growth Sub-Account	MML American Century Mid Cap Value Sub-Account	MML American Century Mid Cap Value Sub-Account	MML American Funds® Core Allocation Sub-Account	MML American Funds® Growth Sub-Account	MML American Funds® International Sub-Account	MML Babson Blend Sub-Account	MML Babson Blend Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account

	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Service Class I)	(Service Class I)	(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Units purchased	232,555	44,709	167,063	298,948	295,771	15,069,073	1,412,590	1,153,007	54,669	226,616	16,772	16,966
Units withdrawn	(5,132)	(363,919)	(2,102)	(1,129,919)	(10,396)	(416,687)	(34,061)	(33,103)	(378,180)	(6,229)	(100,329)	(883)
Units transferred between Sub-Accounts and to/from the Fixed Account	(59,184)	(98,961)	15,967	(792,528)	(10,256)	596,575	112,186	75,753	128,479	99,031	(52,132)	(891)

Net increase (decrease)	168,239	(418,171)	180,928	(1,623,499)	275,119	15,248,961	1,490,715	1,195,657	(195,032)	319,418	(135,689)	15,192

December 31, 2009 (Continued)	MML Babson Inflation-Protected and Income Sub-Account	MML Babson Inflation-Protected and Income Sub-Account	MML Babson Managed Bond Sub-Account	MML Babson Managed Bond Sub-Account	MML Balanced Allocation Sub-Account	MML Balanced Allocation Sub-Account	MML Baring China Sub-Account	MML Baring Strategic Emerging Markets Sub-Account	MML Capital Guardian Asset Allocation Sub-Account	MML Capital Guardian Asset Allocation Sub-Account	MML Capital Guardian Growth & Income Sub-Account	MML Capital Guardian Growth & Income Sub-Account

	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Service Class I)	(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Units purchased	343,589	1,058,803	270,994	1,339,624	399,146	10,289,952	37,097	83,097	123,398	310,532	121,084	995,152
Units withdrawn	(1,658,755)	(40,742)	(1,546,235)	(44,301)	(604,994)	(360,891)	(2,614)	(11,013)	(658,848)	(10,739)	(862,697)	(10,332)
Units transferred between Sub-Accounts and to/from the Fixed Account	2,256,922	297,508	2,072,787	395,251	1,230,760	780,825	80,114	119,921	(330,105)	56,477	(456,633)	71,138

Net increase (decrease)	941,756	1,315,569	797,546	1,690,574	1,024,912	10,709,886	114,597	192,005	(865,555)	356,270	(1,198,246)	1,055,958

December 31, 2009 (Continued)	MML Conservative Allocation Sub-Account	MML Conservative Allocation Sub-Account	MML Davis Large Cap Value Sub-Account	MML Davis Large Cap Value Sub-Account	MML Emerging Growth Sub-Account	MML Emerging Growth Sub-Account	MML Equity Index Sub-Account	MML Equity Index Sub-Account	MML Growth Allocation Sub-Account	MML Growth Allocation Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account

	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)
Units purchased	358,542	7,164,686	388,926	541,245	22,483	22,216	2,202,028	68,845	2,908,503	38,563,033	34,993	79,404
Units withdrawn	(472,357)	(551,269)	(967,521)	(17,545)	(61,201)	(625)	(218,188)	(940)	(2,112,733)	(1,159,133)	(87,432)	(3,068)
Units transferred between Sub-Accounts and to/from the Fixed Account	1,780,630	3,384,833	(366,247)	(75,053)	34,155	8,746	96,440	(2,667)	583,044	(1,994,429)	(56,652)	(8,193)

Net increase (decrease)	1,666,815	9,998,250	(944,842)	448,647	(4,563)	30,337	2,080,280	65,238	1,378,814	35,409,471	(109,091)	68,143

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

December 31, 2009 (Continued)	MML Legg Mason Concentrated Growth Sub-Account	MML MFS Global Sub-Account	MML MFS Global Sub-Account	MML MFS Global Sub-Account	MML Moderate Allocation Sub-Account	MML Moderate Allocation Sub-Account	MML Money Market Sub-Account	MML NASDAQ-100® Sub-Account	MML NASDAQ-100® Sub-Account	MML Oppenheimer Small Cap Equity Sub-Account	MML Oppenheimer Small Cap Equity Sub-Account	MML Oppenheimer Small Company Opportunities Sub-Account

	(Class II)	(Class I)	(Service Class I)	(Class II)	(Initial Class)	(Service Class)	(Initial Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)
Units purchased	16,850	10,220	37,454	9,672	2,019,490	26,832,078	545,653	15,526	35,256	40,089	69,036	16,701
Units withdrawn	(88,351)	(48,103)	(879)	(52,875)	(1,841,956)	(1,234,270)	(1,348,157)	(13,028)	(1,115)	(201,442)	(2,466)	(51,192)
Units transferred between Sub-Accounts and to/from the Fixed Account	(39,129)	(38,538)	(5,293)	(29,849)	800,275	(2,062,152)	835,394	62,065	(2,334)	1,845,522	78,532	(1,990,779)

Net increase (decrease)	(110,630)	(76,421)	31,282	(73,052)	977,809	23,535,656	32,890	64,563	31,807	1,684,169	145,102	(2,025,270)

December 31, 2009 (Continued)	MML Oppenheimer Small Company Opportunities Sub-Account	MML Oppenheimer/ Bernstein Equity Sub-Account	MML Oppenheimer/ Bernstein Equity Sub-Account	MML Rainier Large Cap Growth Sub-Account	MML Rainier Large Cap Growth Sub-Account	MML Small Cap Index Sub-Account	MML Small Cap Index Sub-Account	MML T. Rowe Price Blue Chip Growth Sub-Account	MML T. Rowe Price Blue Chip Growth Sub-Account	MML T. Rowe Price Equity Income Sub-Account	MML T. Rowe Price Equity Income Sub-Account	MML T. Rowe Price Growth Equity Sub-Account

	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)
Units purchased	45,335	85,024	352,069	30,788	34,988	48,012	136,940	70,469	284,387	423,180	950,068	8,622
Units withdrawn	(442)	(186,422)	(9,126)	(206,028)	(696)	(173,008)	(4,572)	(307,985)	(8,752)	(1,430,889)	(37,380)	(34,357)
Units transferred between Sub-Accounts and to/from the Fixed Account	(91,706)	(14,162)	10,751	(69,820)	(1,830)	(38,536)	(11,543)	525,575	(4,445)	(16,019)	(72,988)	(665,165)

Net increase (decrease)	(46,813)	(115,560)	353,694	(245,060)	32,462	(163,532)	120,825	288,059	271,190	(1,023,728)	839,700	(690,900)

December 31, 2009 (Continued)	MML T. Rowe Price Growth Equity Sub-Account	MML T. Rowe Price Mid Cap Growth Sub-Account	MML T. Rowe Price Mid Cap Growth Sub-Account	MML T. Rowe Price Small Company Value Sub-Account	MML Templeton Foreign Sub-Account	MML Templeton Foreign Sub-Account	MML W&R/Wellington Small Cap Growth Equity Sub-Account	MML W&R/Wellington Small Cap Growth Equity Sub-Account	Oppenheimer Balanced Sub-Account	Oppenheimer Balanced Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Capital Appreciation Sub-Account

	(Service Class)	(Initial Class)	(Service Class)	(Service Class II)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Service)	(Non-Service)	(Service)	(Non-Service)
Units purchased	16,517	134,606	560,446	35,235	349,604	196,217	232,342	141,749	49,937	16,320	151,762	450,949
Units withdrawn	(226)	(439,776)	(14,658)	(238)	(1,026,419)	(6,585)	(632,456)	(2,529)	(2,014)	(232,508)	(4,500)	(1,740,066)
Units transferred between Sub-Accounts and to/from the Fixed Account	(69,313)	(108,540)	(87,303)	13,820	(435,295)	(10,118)	(855,701)	(13,922)	(117,733)	(845,958)	(6,340)	(2,802,981)

Net increase (decrease)	(53,022)	(413,710)	458,485	48,817	(1,112,110)	179,514	(1,255,815)	125,298	(69,810)	(1,062,146)	140,922	(4,092,098)

December 31, 2009 (Continued)	Oppenheimer Core Bond Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer MidCap Sub-Account	Oppenheimer MidCap Sub-Account	Oppenheimer Money Sub-Account

	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Non-Service)
Units purchased	2,497	334,440	398,156	88,604	45,531	276,865	104,559	39,688	54,432	47,302	359,858	139,696
Units withdrawn	(99,737)	(12,600)	(1,427,766)	(1,862)	(600,898)	(9,476)	(254,918)	(573)	(469,651)	(1,592)	(1,023,442)	(1,596,224)
Units transferred between Sub-Accounts and to/from the Fixed Account	(80,710)	(49,876)	(1,598,126)	(59,476)	(6,400)	(21,776)	(105,722)	(1,412)	(182,718)	(2,423)	(632,609)	(1,024,318)

Net increase (decrease)	(177,950)	271,964	(2,627,736)	27,266	(561,767)	245,613	(256,081)	37,703	(597,937)	43,287	(1,296,193)	(2,480,846)

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

December 31, 2009 (Continued)	Oppenheimer Strategic Bond Sub-Account	Oppenheimer Strategic Bond Sub-Account	Panorama Growth Sub-Account	Panorama Total Return Sub-Account	PIMCO CommodityRealReturn® Strategy Sub-Account

	(Service)	(Non-Service)	(Non-Service)	(Non-Service)	(Advisor Class)
Units purchased	1,324,594	462,033	21,446	5,095	314,036
Units withdrawn	(36,186)	(2,029,886)	(9,260)	(23,725)	(153,104)
Units transferred between Sub-Accounts and to/from the Fixed Account	178,157	323,302	(12,614)	(10,137)	145,580

Net increase (decrease)	1,466,565	(1,244,551)	(428)	(28,767)	306,512

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

December 31, 2008	AIM V.I. Financial Services Sub-Account	AIM V.I. Financial Services Sub-Account	AIM V.I. Global Health Care Sub-Account	AIM V.I. Global Health Care Sub-Account	AIM V.I. Technology Sub-Account	AIM V.I. Technology Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Contrafund® Sub-Account	ING Global Real Estate Sub-Account	MML Aggressive Allocation Sub-Account	MML Aggressive Allocation Sub-Account
	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)	(Initial Class)	(Service Class 2)	(Class S)	(Initial Class)	(Service Class)

Units purchased	54,667	52,835	52,598	32,144	63,172	9,102	2,395,495	746,291	325,355	2,781,800	573,341
Units withdrawn	(66,295)	(34)	(164,388)	(39)	(173,094)	(10)	(2,437,603)	(11,254)	(58,099)	(56,668)	(1,201)
Units transferred between Sub-Accounts and to/from the Fixed Account	207,541	4,545	(75,656)	213	(58,308)	335	996,759	10,535	(48,449)	594,306	34

Net increase (decrease)	195,913	57,346	(187,446)	32,318	(168,230)	9,427	954,651	745,572	218,807	3,319,438	572,174

December 31, 2008 (Continued)	MML AllianceBernstein Large Cap Growth Sub-Account	MML AllianceBernstein Large Cap Growth Sub-Account	MML AllianceBernstein Small/Mid Cap Value Sub-Account	MML AllianceBernstein Small/Mid Cap Value Sub-Account	MML American Century Income & Growth Sub-Account	MML American Century Income & Growth Sub-Account	MML American Century Mid Cap Value Sub-Account	MML American Century Mid Cap Value Sub-Account	MML American Funds Core Allocation Sub-Account	MML American Funds Growth Sub-Account	MML American Funds International Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Service Class I)	(Service Class I)	(Service Class I)

Units purchased	146,599	22,922	915,392	206,581	168,803	68,751	1,207,956	236,133	8,287,645	789,295	815,369
Units withdrawn	(404,146)	(1)	(1,093,679)	(228)	(631,981)	(32)	(1,850,870)	(398)	(13,775)	(990)	(772)
Units transferred between Sub-Accounts and to/from the Fixed Account	(179,181)	355	(36,927)	(5,878)	(185,381)	626	(3,103,632)	(1,258)	349,873	105,932	52,979

Net increase (decrease)	(436,728)	23,276	(215,214)	200,475	(648,559)	69,345	(3,746,546)	234,477	8,623,743	894,237	867,576

December 31, 2008 (Continued)	MM Babson Blend Sub-Account	MM Babson Blend Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account	MML Babson Inflation-Protected and Income Sub-Account	MML Babson Inflation-Protected and Income Sub-Account	MML Babson Managed Bond Sub-Account	MML Babson Managed Bond Sub-Account	MML Balanced Allocation Sub-Account	MML Balanced Allocation Sub-Account	MML Baring China Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Service Class I)

Units purchased	191,208	167,981	46,156	13,295	1,758,552	606,980	1,495,523	711,387	10,437,933	6,298,181	24,266
Units withdrawn	(817,593)	(1,242)	(176,708)	(1,310)	(2,391,009)	(10,095)	(2,372,533)	(17,371)	(364,021)	(21,407)	(10)
Units transferred between Sub-Accounts and to/from the Fixed Account	(350,264)	(2,223)	(39,598)	17	(5,025,886)	(21,630)	(3,806,233)	(2,078)	1,001,980	32,962	3,013

Net increase (decrease)	(976,649)	164,516	(170,150)	12,002	(5,658,343)	575,255	(4,683,243)	691,938	11,075,892	6,309,736	27,269

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

December 31, 2008 (Continued)	MML Baring Strategic Emerging Markets Sub-Account	MML Capital Guardian Asset Allocation Sub-Account	MML Capital Guardian Asset Allocation Sub-Account	MML Capital Guardian Growth & Income Sub-Account	MML Capital Guardian Growth & Income Sub-Account	MML Conservative Allocation Sub-Account	MML Conservative Allocation Sub-Account	MML Davis Large Cap Value Sub-Account	MML Davis Large Cap Value Sub-Account	MML Emerging Growth Sub-Account	MML Emerging Growth Sub-Account
	(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)

Units purchased	66,517	658,672	192,487	516,869	168,677	4,565,401	4,714,768	1,539,782	576,874	68,367	13,703
Units withdrawn	(71)	(1,671,229)	(532)	(1,567,346)	(262)	(437,790)	(42,387)	(1,242,269)	(16,764)	(76,889)	(66)
Units transferred between Sub-Accounts and to/from the Fixed Account	16,059	(1,085,661)	2,026	(464,146)	9,395	2,083,842	10,404	582,771	31,344	(22,865)	935

Net increase (decrease)	82,505	(2,098,218)	193,981	(1,514,623)	177,810	6,211,453	4,682,785	880,284	591,454	(31,387)	14,572

December 31, 2008 (Continued)	MML Equity Index Sub-Account	MML Equity Index Sub-Account	MML Growth Allocation Sub-Account	MML Growth Allocation Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Moderate Allocation Sub-Account	MML Moderate Allocation Sub-Account	MML Money Market Sub-Account	MML NASQAQ-100® Sub-Account
	(Class I)	(Service Class I)	(Initial Class)	(Service Class)	(Class I)	(Class II)	(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Initial Class)
Units purchased	414,058	48,759	48,508,207	25,862,917	220,988	16,760	71,692	32,211,743	19,570,644	510,172	53,699
Units withdrawn	(339,464)	(3)	(1,033,156)	(147,954)	(201,609)	(135,267)	(192)	(842,322)	(83,049)	(734,412)	(60,568)
Units transferred between Sub-Accounts and to/from the Fixed Account	(129,725)	761	1,373,065	47,772	170,692	(41,466)	2,412	1,230,442	(161,009)	2,951,109	(40,301)

Net increase (decrease)	(55,131)	49,517	48,848,116	25,762,735	190,071	(159,973)	73,912	32,599,863	19,326,586	2,726,869	(47,170)

December 31, 2008 (Continued)	MML NASQAQ-100® Sub-Account	MML Neuberger Berman Global Sub-Account	MML Neuberger Berman Global Sub-Account	MML Neuberger Berman Global Sub-Account	MML Oppenheimer Small Cap Equity Sub-Account	MML Oppenheimer Small Cap Equity Sub-Account	MML Oppenheimer Small Company Opportunities Sub-Account	MML Oppenheimer Small Company Opportunities Sub-Account	MML Oppenheimer/ Bernstein Equity Sub-Account	MML Oppenheimer/ Bernstein Equity Sub-Account	MML Small Cap Index Sub-Account
	(Service Class)	(Class I)	(Class II)	(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)

Units purchased	17,324	88,477	11,192	29,701	87,312	43,414	138,109	46,880	378,900	236,069	123,943
Units withdrawn	(20)	(107,587)	(161,608)	(23)	(219,921)	(64)	(260,415)	(73)	(401,714)	(353)	(283,979)
Units transferred between Sub-Accounts and to/from the Fixed Account	4,809	3,074	(48,919)	(165)	(24,188)	(508)	(169,926)	6	(224,854)	999	(124,767)

Net increase (decrease)	22,113	(16,036)	(199,335)	29,513	(156,797)	42,842	(292,232)	46,813	(247,668)	236,715	(284,803)

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

December 31, 2008 (Continued)	MML Small Cap Index Sub-Account	MML T. Rowe Price Blue Chip Growth Sub-Account	MML T. Rowe Price Blue Chip Growth Sub-Account	MML T. Rowe Price Equity Income Sub-Account	MML T. Rowe Price Equity Income Sub-Account	MML T. Rowe Price Growth Equity Sub-Account	MML T. Rowe Price Growth Equity Sub-Account	MML T. Rowe Price Mid Cap Growth Sub-Account	MML T. Rowe Price Mid Cap Growth Sub-Account	MML Templeton Foreign Sub-Account	MML Templeton Foreign Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)

Units purchased	128,103	366,482	219,117	1,651,428	716,957	108,031	52,837	938,406	556,282	1,242,466	167,926
Units withdrawn	(3,847)	(512,314)	(413)	(2,060,103)	(694)	(78,927)	(2)	(991,384)	(4,802)	(1,312,847)	(3,647)
Units transferred between Sub-Accounts and to/from the Fixed Account	(1,567)	2,198	8,088	(537,745)	8,555	57,891	187	(105,176)	(7,698)	761,504	(731)

Net increase (decrease)	122,689	(143,634)	226,792	(946,420)	724,818	86,995	53,022	(158,154)	543,782	691,123	163,548

December 31, 2008 (Continued)	MML W&R/Wellington Small Cap Growth Equity Sub-Account	MML W&R/Wellington Small Cap Growth Equity Sub-Account	Oppenheimer Balanced Sub-Account	Oppenheimer Balanced Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Core Bond Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer High Income Sub-Account
	(Initial Class)	(Service Class)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Non-Service)	(Service)	(Non-Service)	(Service)

Units purchased	690,010	84,809	233,690	110,234	1,300,352	120,635	5,197	1,340,914	339,134	126,520	85,111
Units withdrawn	(868,151)	(118)	(530,961)	(365)	(2,302,421)	(188)	(213,849)	(2,280,857)	(1,020)	(777,247)	(65)
Units transferred between Sub-Accounts and to/from the Fixed Account	26,021	(1,289)	(289,979)	6,147	2,884,689	12,864	(58,874)	(156,570)	(2,366)	392,637	10,127

Net increase (decrease)	(152,120)	83,402	(587,250)	116,016	1,882,620	133,311	(267,526)	(1,096,513)	335,748	(258,090)	95,173

December 31, 2008 (Continued)	Oppenheimer International Growth Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer MidCap Sub-Account	Oppenheimer MidCap Sub-Account	Oppenheimer Money Sub-Account	Oppenheimer Strategic Bond Sub-Account	Oppenheimer Strategic Bond Sub-Account	Panorama Growth Sub-Account	Panorama Total Return Sub-Account
	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Non-Service)	(Service)	(Non-Service)	(Non-Service)

Units purchased	903,573	227,123	141,747	13,920	788,607	31,047	391,618	3,063,797	1,124,498	4,444	8,940
Units withdrawn	(442,217)	(6,733)	(802,966)	(12)	(1,167,832)	(93)	(1,906,555)	(2,929,641)	(9,607)	(25,196)	(33,896)
Units transferred between Sub-Accounts and to/from the Fixed Account	(214,091)	(4,626)	(294,322)	(185)	2,821,835	1,004	3,500,318	(3,622,803)	(12,499)	(6,958)	(2,168)

Net increase (decrease)	247,265	215,764	(955,541)	13,723	2,442,610	31,958	1,985,381	(3,488,647)	1,102,392	(27,710)	(27,124)

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

December 31, 2008 (Continued)	PIMCO Commodity Real Return Strategy Sub-Account

Units purchased	419,547
Units withdrawn	(142,160)
Units transferred between Sub-Accounts and to/from the Fixed Account	878,079

Net increase (decrease)	1,155,466

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS

A.	A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds) and total return ratios for each of the five years in the period ended December 31, 2009 follows:

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
AIM V.I. Financial Services Sub-Account (Series I)
2009	755,347	$4.31 to $5.48	$4,062,640	3.59%	0.95% to 2.60%	24.15% to 26.22%
2008	617,018	3.47 to 4.34	2,632,845	3.05	0.95 to 2.60	(60.49) to (59.83)
2007	421,105	8.79 to 10.81	4,573,550	1.59	0.95 to 2.60	(24.23) to (22.96)
2006	477,024	11.60 to 14.04	6,754,244	1.63	0.95 to 2.60	14.12 to 15.34
2005	479,067	10.23 to 12.17	5,982,298	1.39	0.95 to 2.70	3.02 to 4.91

AIM V.I. Financial Services Sub-Account (Series II)
2009	171,016	4.34 to 5.12	850,223	3.82	1.15 to 2.65	23.96 to 25.84
2008[6]	57,346	3.50 to 4.07	226,088	7.15	1.15 to 2.65	(47.74) to (47.50)

AIM V.I. Global Health Care Sub-Account (Series I)
2009	911,132	10.07 to 12.45	10,997,090	0.35	0.95 to 2.60	24.40 to 26.47
2008	1,027,818	8.10 to 9.85	9,816,130	-	0.95 to 2.60	(30.45) to (29.30)
2007	1,215,264	11.64 to 13.93	16,492,387	-	0.95 to 2.60	8.97 to 10.79
2006	1,321,506	10.68 to 12.57	16,239,212	-	0.95 to 2.60	3.14 to 4.24
2005	1,366,824	10.43 to 12.06	16,151,858	-	0.95 to 2.70	5.20 to 7.13

AIM V.I. Global Health Care Sub-Account (Series II)
2009	65,771	10.13 to 12.06	774,567	0.16	1.15 to 2.65	24.06 to 25.94
2008[6]	32,318	8.16 to 9.58	297,723	-	1.15 to 2.65	(24.59) to (24.24)

AIM V.I. Technology Sub-Account (Series I)
2009	968,413	9.15 to 10.11	7,735,094	-	0.95 to 2.60	53.36 to 55.91
2008	849,743	5.97 to 6.48	4,138,682	-	0.95 to 2.60	(45.93) to (45.03)
2007	1,017,973	11.04 to 11.79	8,862,194	-	0.95 to 2.60	4.92 to 6.68
2006	1,142,958	10.52 to 11.06	8,486,976	-	0.95 to 2.60	8.28 to 9.44
2005	1,156,994	9.78 to 10.10	7,815,147	-	0.95 to 2.70	(0.61) to 1.21

AIM V.I. Technology Sub-Account (Series II)
2009	31,841	9.20 to 12.41	366,692	-	1.15 to 2.65	53.03 to 55.35
2008[6]	9,427	6.01 to 7.99	65,850	-	1.15 to 2.65	(33.46) to (33.14)

Fidelity® VIP Contrafund® Sub-Account (Initial Class)
2009	23,636,053	11.32 to 14.53	315,765,069	1.39	0.95 to 2.60	32.23 to 34.43
2008	25,936,847	8.56 to 10.81	258,786,612	1.01	0.95 to 2.60	(43.99) to (43.06)
2007	24,982,196	15.29 to 18.98	444,382,464	1.04	0.95 to 2.60	14.56 to 16.47
2006	20,519,118	13.35 to 16.29	319,861,109	1.35	0.95 to 2.60	9.49 to 10.66
2005	14,646,016	12.27 to 14.72	213,248,552	0.24	0.95 to 2.70	13.75 to 15.83

Fidelity® VIP Contrafund® Sub-Account (Service Class 2)
2009	1,630,568	11.39 to 13.12	20,758,905	1.42	1.15 to 2.65	31.93 to 33.92
2008[6]	745,572	8.63 to 9.79	7,060,203	2.36	1.15 to 2.65	(30.55) to (30.22)

ING Clarion Global Real Estate Sub-Account (Class S)
2009	1,012,347	8.96 to 9.49	9,502,945	2.49	0.95 to 2.65	29.93 to 32.16
2008	863,923	6.90 to 7.18	6,154,981	1.81	0.95 to 2.65	(34.04) to (29.29)
2007	645,116	9.88 to 10.16	6,525,493	2.68	0.95 to 2.60	(18.50) to (17.13)
2006	449,422	12.12 to 12.26	5,501,414	1.51	0.95 to 2.60	21.73 to 22.58

MML Aggressive Allocation Sub-Account (Initial Class)
2009	3,306,926	8.77 to 9.05	29,757,632	0.26	0.95 to 2.60	30.60 to 32.78
2008[5]	3,319,438	6.71 to 6.82	22,566,626	-	0.95 to 2.60	(32.87) to (31.82)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML Aggressive Allocation Sub-Account (Service Class)
2009	1,681,461	$8.73 to $8.97	$15,057,532	0.26%	1.15% to 2.65%	30.10% to 32.07%
2008[5]	572,174	6.71 to 6.79	3,883,366	-	1.15 to 2.65	(29.77) to (29.44)

MML AllianceBernstein Small/Mid Cap Value Sub-Account (Initial Class)
2009	15,215,019	9.40 to 14.52	164,244,016	1.29	0.95 to 2.60	39.06 to 41.38
2008	17,446,395	6.76 to 10.27	133,616,330	-	0.95 to 2.60	(39.93) to (38.93)
2007	17,661,609	11.26 to 16.81	224,107,240	1.09	0.95 to 2.60	(20.42) to (19.09)
2006	10,441,820	14.15 to 20.78	171,008,074	0.47	0.95 to 2.60	16.72 to 18.73
2005	6,204,530	12.12 to 17.50	90,515,290	0.72	0.95 to 2.70	5.80 to 7.74

MML AllianceBernstein Small/Mid Cap Value Sub-Account (Service Class)
2009	368,714	9.46 to 10.49	3,808,976	1.38	1.15 to 2.65	38.60 to 40.69
2008[6]	200,475	6.82 to 7.46	1,469,806	-	1.15 to 2.65	(35.17) to (34.87)

MML American Century Income & Growth Sub-Account (Initial Class)
2009	3,265,948	8.62 to 10.61	34,214,458	0.90	0.95 to 2.60	15.03 to 16.94
2008	3,684,119	7.50 to 9.08	33,135,692	-	0.95 to 2.60	(36.44) to (35.38)
2007	4,332,678	11.79 to 14.05	60,683,889	1.54	0.95 to 2.60	(3.33) to (1.71)
2006	4,611,435	12.20 to 14.29	66,137,162	1.56	0.95 to 2.60	14.77 to 16.00
2005	4,903,563	10.70 to 12.32	60,951,317	1.96	0.95 to 2.70	1.78 to 3.64

MML American Century Income & Growth Sub-Account (Service Class)
2009	250,273	8.66 to 9.90	2,404,468	0.95	1.15 to 2.65	14.51 to 16.25
2008[6]	69,345	7.56 to 8.52	576,721	-	1.15 to 2.65	(26.06) to (25.71)

MML American Century Mid Cap Value Sub-Account (Initial Class)
2009	17,598,610	10.99 to 14.01	222,278,951	2.19	0.95 to 2.60	26.97 to 29.08
2008	19,222,109	8.66 to 10.85	189,080,000	-	0.95 to 2.60	(26.45) to (25.22)
2007	22,968,655	11.77 to 14.51	304,239,202	1.19	0.95 to 2.60	(4.84) to (3.25)
2006	16,511,770	12.37 to 15.00	232,172,827	1.18	0.95 to 2.60	13.81 to 15.77
2005	11,642,386	10.87 to 12.96	146,605,421	0.74	0.95 to 2.70	2.17 to 4.04

MML American Century Mid Cap Value Sub-Account (Service Class)
2009	509,596	11.06 to 12.31	6,163,269	2.37	1.15 to 2.65	26.79 to 28.71
2008[6]	234,477	8.72 to 9.56	2,201,697	-	1.15 to 2.65	(25.00) to (24.64)

MML American Funds® Core Allocation Sub-Account (Service Class I)
2009	23,872,704	9.49 to 9.68	230,459,578	1.13	1.15 to 2.65	21.26 to 23.10
2008[6]	8,623,743	7.83 to 7.86	67,775,784	-	1.15 to 2.65	(21.73) to (21.36)

MML American Funds® Growth Sub-Account (Service Class I)
2009	2,384,952	9.02 to 9.20	21,877,439	0.43	1.15 to 2.65	35.23 to 37.27
2008[6]	894,237	6.67 to 6.70	5,985,439	-	1.15 to 2.65	(33.33) to (33.01)

MML American Funds® International Sub-Account (Service Class I)
2009	2,063,233	10.06 to 10.26	21,112,888	0.98	1.15 to 2.65	38.90 to 41.00
2008[6]	867,576	7.24 to 7.27	6,304,084	-	1.15 to 2.65	(27.61) to (27.27)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]		Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML Babson Blend Sub-Account (Initial Class)
2009	3,986,125	$10.38 to $12.54	$45,828,920	2.66%		0.95% to 2.60%	17.46% to 19.41%
2008	4,181,157	8.84 to 10.50	40,282,036	3.04		0.95 to 2.60	(24.72) to (23.46)
2007	5,157,806	11.74 to 13.72	65,030,667	3.01		0.95 to 2.60	3.17 to 4.90
2006	5,685,615	11.38 to 13.08	68,228,655	2.82		0.95 to 2.60	9.55 to 10.72
2005	2,842,948	10.46 to 11.82	29,995,757	2.73		0.95 to 2.70	1.81 to 3.68

MML Babson Blend Sub-Account (Service Class)
2009	483,934	10.44 to 11.76	5,533,784	2.56		1.15 to 2.65	17.11 to 18.88
2008[6]	164,516	8.91 to 9.89	1,593,522	2.31		1.15 to 2.65	(18.11) to (17.73)

MML Babson Enhanced Index Core Equity Sub-Account (Initial Class)
2009	902,928	9.04 to 10.79	9,374,365	-		0.95 to 2.60	20.88 to 22.89
2008	1,038,617	7.48 to 8.78	8,779,691	1.85		0.95 to 2.60	(38.90) to (37.89)
2007	1,208,767	12.24 to 14.14	16,480,282	1.26		0.95 to 2.60	1.72 to 3.42
2006	1,281,629	12.03 to 13.67	16,863,309	1.44		0.95 to 2.60	13.84 to 15.06
2005	400,588	10.64 to 11.88	4,690,219	1.25	[4]	0.95 to 2.70	2.63 to 4.51

MML Babson Enhanced Index Core Equity Sub-Account (Service Class)
2009	27,194	9.08 to 10.55	274,664	-		1.15 to 2.65	20.53 to 22.36
2008[6]	12,002	7.53 to 8.62	100,012	2.70		1.15 to 2.65	(28.50) to (28.16)

MML Babson Inflation-Protected and Income Sub-Account (Initial Class)
2009	23,369,781	10.36 to 12.24	264,262,456	2.12		0.95 to 2.60	8.32 to 10.12
2008	22,428,025	9.56 to 11.12	231,483,141	5.88		0.95 to 2.60	(6.81) to (5.26)
2007	28,086,368	10.26 to 11.73	306,631,484	4.41		0.95 to 2.60	4.74 to 6.49
2006	19,242,716	9.80 to 11.02	199,161,043	3.97		0.95 to 2.60	(1.68) to 0.02
2005	11,734,912	9.96 to 11.02	123,452,124	5.55	[4]	0.95 to 2.70	(1.15) to 0.66

MML Babson Inflation-Protected and Income Sub-Account (Service Class)
2009	1,890,824	10.41 to 11.24	21,063,878	2.36		1.15 to 2.65	7.97 to 9.60
2008[6]	575,255	9.64 to 10.25	5,852,201	0.63		1.15 to 2.65	(8.88) to (8.46)

MML Babson Managed Bond Sub-Account (Initial Class)
2009	18,851,605	11.29 to 14.02	240,233,605	4.40		0.95 to 2.60	7.38 to 9.17
2008	18,054,059	10.52 to 12.84	212,038,822	4.71		0.95 to 2.60	(0.25) to 1.41
2007	22,737,302	10.54 to 12.66	264,437,684	5.33		0.95 to 2.60	4.34 to 6.09
2006	17,359,774	10.10 to 11.93	193,580,916	4.79		0.95 to 2.60	1.38 to 3.13
2005	12,686,181	9.97 to 11.57	140,857,326	5.06		0.95 to 2.70	(0.43) to 1.39

MML Babson Managed Bond Sub-Account (Service Class)
2009	2,382,512	11.35 to 12.30	28,940,096	4.50		1.15 to 2.65	7.06 to 8.68
2008[6]	691,938	10.61 to 11.32	7,765,791	2.65		1.15 to 2.65	(1.15) to (0.69)

MML Balanced Allocation Sub-Account (Initial Class)
2009	12,100,804	9.27 to 9.58	115,103,685	0.64		0.95 to 2.60	20.33 to 22.34
2008[5]	11,075,892	7.71 to 7.83	86,407,956	-		0.95 to 2.60	(22.93) to (21.72)

MML Balanced Allocation Sub-Account (Service Class)
2009	17,019,622	9.25 to 9.51	161,261,065	0.69		1.15 to 2.65	19.88 to 21.69
2008[5]	6,309,736	7.71 to 7.81	49,231,624	-		1.15 to 2.65	(20.43) to (20.06)

MML Baring China Sub-Account (Service Class I)
2009	141,866	13.06 to 13.32	1,886,002	-		1.15 to 2.65	65.66 to 68.16
2008[6]	27,269	7.88 to 7.92	215,870	0.30		1.15 to 2.65	(21.18) to (20.81)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)

MML Baring Strategic Emerging Markets Sub-Account (Service Class I)
2009	274,510	$12.01 to $12.25	$3,357,975	0.39%	1.15% to 2.65%	74.50% to 77.13%
2008[6]	82,505	6.88 to 6.91	569,999	0.10	1.15 to 2.65	(31.18) to (30.85)

MML Capital Guardian Asset Allocation Sub-Account (Initial Class)
2009	8,484,992	9.12 to 12.13	96,884,679	4.13	0.95 to 2.60	14.01 to 15.91
2008	9,350,547	8.00 to 10.47	92,442,257	0.08	0.95 to 2.60	(32.11) to (30.98)
2007	11,448,765	11.78 to 15.17	166,071,935	2.41	0.95 to 2.60	(1.47) to 0.18
2006	11,212,360	11.96 to 15.14	164,094,352	0.89	0.95 to 2.60	11.01 to 12.20
2005	9,539,271	10.84 to 13.49	125,889,659	2.39	0.95 to 2.70	6.16 to 8.11

MML Capital Guardian Asset Allocation Sub-Account (Service Class)
2009	550,251	9.16 to 10.33	5,508,310	4.68	1.15 to 2.65	13.51 to 15.23
2008[6]	193,981	8.07 to 8.97	1,680,869	-	1.15 to 2.65	(22.24) to (21.87)

MML Capital Guardian Growth & Income Sub-Account (Initial Class)
2009	9,979,467	8.02 to 11.63	109,056,915	2.02	0.95 to 2.60	24.38 to 26.45
2008	11,177,713	6.44 to 9.20	96,960,898	-	0.95 to 2.60	(41.64) to (40.67)
2007	12,692,336	11.04 to 15.51	187,371,298	1.16	0.95 to 2.60	(2.91) to (1.28)
2006	13,263,945	11.37 to 15.71	199,848,549	0.38	0.95 to 2.60	7.88 to 9.04
2005	12,934,513	10.61 to 14.40	181,018,866	1.41	0.95 to 2.70	2.94 to 4.83

MML Capital Guardian Growth & Income Sub-Account (Service Class)
2009	1,233,768	8.05 to 9.30	11,212,956	2.65	1.15 to 2.65	24.02 to 25.89
2008[6]	177,810	6.49 to 7.39	1,250,374	-	1.15 to 2.65	(29.64) to (29.31)

MML Conservative Allocation Sub-Account (Initial Class)
2009	7,878,268	9.58 to 9.89	77,495,136	0.62	0.95 to 2.60	18.04 to 20.00
2008[5]	6,211,453	8.12 to 8.24	51,048,049	-	0.95 to 2.60	(18.84) to (17.57)

MML Conservative Allocation Sub-Account (Service Class)
2009	14,681,035	9.54 to 9.81	143,523,035	0.64	1.15 to 2.65	17.75 to 19.53
2008[5]	4,682,785	8.10 to 8.21	38,374,763	-	1.15 to 2.65	(17.03) to (16.64)

MML Davis Large Cap Value Sub-Account (Initial Class)
2009	16,719,953	9.32 to 11.95	177,957,224	1.15	0.95 to 2.60	27.28 to 29.40
2008	17,664,795	7.32 to 9.23	145,787,716	-	0.95 to 2.60	(40.85) to (39.87)
2007	16,784,511	12.37 to 15.36	231,842,648	1.15	0.95 to 2.60	1.54 to 3.24
2006	11,428,548	12.19 to 14.87	154,636,221	0.85	0.95 to 2.60	11.26 to 13.18
2005	6,610,044	10.95 to 13.14	80,447,040	0.99	0.95 to 2.70	6.30 to 8.26

MML Davis Large Cap Value Sub-Account (Service Class)
2009	1,040,101	9.37 to 10.77	10,806,699	1.23	1.15 to 2.65	26.91 to 28.83
2008[6]	591,454	7.38 to 8.36	4,753,818	-	1.15 to 2.65	(31.36) to (31.03)

MML Emerging Growth Sub-Account (Initial Class)
2009	726,919	7.54 to 9.10	6,029,234	-	0.95 to 2.60	9.27 to 11.09
2008	731,482	6.90 to 8.19	5,502,423	-	0.95 to 2.60	(43.42) to (42.48)
2007	762,869	12.20 to 14.23	9,856,385	-	0.95 to 2.60	14.78 to 16.70
2006	640,317	10.63 to 12.20	7,020,513	-	0.95 to 2.60	3.22 to 4.32
2005	634,163	10.37 to 11.69	6,618,205	-	0.95 to 2.70	(1.81) to 0.00

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)

MML Emerging Growth Sub-Account (Service Class)
2009	44,909	$7.59 to $9.94	$425,532	-%	1.15% to 2.65%	8.95% to 10.60%
2008[6]	14,572	6.96 to 8.99	116,586	-	1.15 to 2.65	(31.50) to (31.18)

MML Equity Index Sub-Account (Class I)
2009	6,142,247	9.10 to 10.89	55,537,240	2.54	0.95 to 2.60	22.92 to 24.96
2008	4,061,967	7.40 to 8.72	30,123,931	-	0.95 to 2.60	(38.88) to (37.86)
2007	4,117,098	12.11 to 14.03	49,728,182	1.66	0.95 to 2.60	2.42 to 4.13
2006	3,286,267	11.82 to 13.47	38,936,902	1.90	0.95 to 2.60	13.00 to 14.21
2005	2,229,995	10.53 to 11.80	23,996,081	1.44	0.95 to 2.70	1.68 to 3.55

MML Equity Index Sub-Account (Service Class I)
2009	114,755	9.14 to 10.58	1,170,893	2.96	1.15 to 2.65	22.53 to 24.39
2008[6]	49,517	7.46 to 8.50	408,045	-	1.15 to 2.65	(28.86) to (28.52)

MML Growth Allocation Sub-Account (Initial Class)
2009	50,226,930	8.93 to 9.22	459,917,691	0.39	0.95 to 2.60	26.28 to 28.38
2008[6]	48,848,116	7.07 to 7.18	349,624,221	-	0.95 to 2.60	(29.28) to (28.18)

MML Growth Allocation Sub-Account (Service Class)
2009	61,172,206	8.91 to 9.16	559,052,233	0.42	1.15 to 2.65	25.91 to 27.81
2008[6]	25,762,735	7.08 to 7.17	184,439,428	-	1.15 to 2.65	(26.28) to (25.94)

MML Legg Mason Concentrated Growth Sub-Account (Class I)
2009	1,582,228	7.54 to 9.10	13,939,194	0.42	0.95 to 2.60	38.92 to 41.23
2008	1,691,319	5.43 to 6.44	10,549,156	-	0.95 to 2.60	(60.91) to (60.26)
2007	1,501,248	13.89 to 16.20	23,870,614	0.24	0.95 to 2.60	12.07 to 13.99
2006	1,279,871	12.39 to 14.22	18,029,603	0.04	0.95 to 2.60	3.62 to 4.73
2005	1,322,972	12.04 to 13.58	17,871,303	0.01	0.95 to 2.70	9.49 to 11.50

MML Legg Mason Concentrated Growth Sub-Account (Service Class I)
2009	142,055	7.57 to 8.76	1,202,392	0.59	1.15 to 2.65	38.39 to 40.48
2008[6]	73,912	5.47 to 6.24	443,005	-	1.15 to 2.65	(44.00) to (43.73)

MML Legg Mason Concentrated Growth Sub-Account (Class II)
2009	573,242	5.51 to 7.35	4,138,055	0.33	1.18 to 2.00	40.48 to 41.14
2008	683,872	3.90 to 5.23	3,529,269	-	1.18 to 2.00	(60.48) to (60.29)
2007	843,845	9.82 to 13.24	11,023,401	0.25	1.18 to 1.65	13.30 to 13.84
2006	1,030,147	8.63 to 11.69	11,867,829	0.07	1.18 to 1.65	4.15 to 4.64
2005	1,215,939	8.25 to 11.22	13,465,014	0.21	1.18 to 1.65	11.01 to 11.53

MML MFS Global Sub-Account (Class I)
2009	746,492	7.78 to 8.73	6,606,207	1.02	0.95 to 2.60	28.67 to 30.81
2008	822,913	6.04 to 6.67	5,586,976	-	0.95 to 2.60	(45.15) to (44.24)
2007	838,949	11.02 to 11.97	10,156,834	1.50	0.95 to 2.60	0.90 to 2.58
2006	824,055	10.92 to 11.67	9,701,844	0.56	0.95 to 2.60	9.99 to 11.16
2005	768,737	10.00 to 10.49	8,093,419	1.26	0.95 to 2.70	2.69 to 4.57

MML MFS Global Sub-Account (Service Class I)
2009	60,795	7.85 to 9.66	558,985	1.14	1.15 to 2.65	28.32 to 30.26
2008[6]	29,513	6.12 to 7.42	198,409	-	1.15 to 2.65	(31.85) to (31.53)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]		Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)

MML MFS Global Sub-Account (Class II)
2009	546,125	$5.13 to 7.07	$3,912,529	0.76%		1.18% to 2.00%	29.80% to 30.42%
2008	619,177	3.93 to 5.45	3,425,541	-		1.18 to 2.00	(44.20) to (43.94)
2007	818,512	7.01 to 9.76	8,117,793	1.42		1.18 to 1.65	2.04 to 2.53
2006	998,493	6.84 to 9.57	9,698,741	0.52		1.18 to 1.65	10.51 to 11.03
2005	1,157,150	6.16 to 8.66	10,167,991	1.35		1.18 to 1.65	4.14 to 4.63

MML Moderate Allocation Sub-Account (Initial Class)
2009	33,577,672	9.21 to 9.51	317,149,004	0.61		0.95 to 2.60	22.67 to 24.71
2008[5]	32,599,863	7.50 to 7.62	247,688,800	-		0.95 to 2.60	(24.95) to (23.78)

MML Moderate Allocation Sub-Account (Service Class)
2009	42,862,242	9.18 to 9.44	403,189,698	0.65		1.15 to 2.65	22.19 to 24.04
2008[5]	19,326,586	7.51 to 7.61	146,772,250	-		1.15 to 2.65	(22.33) to (21.96)

MML Money Market Sub-Account (Initial Class)
2009	2,759,798	9.70 to 10.01	27,514,180	0.05		0.95 to 2.65	(2.55) to (0.88)
2008	2,726,908	9.95 to 10.10	27,479,929	1.50		0.95 to 2.65	(0.32) to 0.96
2007	39	10.20	401	1.97		1.25	1.96

MML NASDAQ-100® Sub-Account (Initial Class)
2009	297,498	10.70 to 13.17	2,498,246	-		1.15 to 2.60	49.85 to 52.04
2008	232,935	7.14 to 8.66	1,363,211	-		1.15 to 2.60	(43.30) to (42.47)
2007	280,105	4.93 to 12.60	2,465,299	0.03		1.18 to 2.60	15.64 to 17.31
2006	238,474	4.20 to 10.89	1,545,165	0.06		1.18 to 2.60	5.03 to 5.53
2005	204,265	3.98 to 10.48	1,081,814	0.05		1.18 to 2.70	(1.47) to 0.11

MML NASDAQ-100® Sub-Account (Service Class)
2009	53,920	10.76 to 13.13	678,435	-		1.15 to 2.65	49.40 to 51.66
2008[6]	22,113	7.20 to 8.65	189,385	-		1.15 to 2.65	(31.77) to (31.45)

MML Oppenheimer Small Cap Equity Sub-Account (Initial Class)
2009	2,887,830	8.76 to 11.09	31,798,536	0.58		0.95 to 2.60	33.04 to 35.25
2008	1,203,661	6.58 to 8.20	10,058,000	-		0.95 to 2.60	(39.82) to (38.81)
2007	1,360,458	10.94 to 13.40	18,882,881	0.72		0.95 to 2.60	(3.75) to (2.14)
2006	1,423,790	11.37 to 13.70	20,465,774	0.40		0.95 to 2.60	8.30 to 9.45
2005	1,449,940	10.56 to 12.51	19,393,351	0.26	[4]	0.95 to 2.70	(2.93) to (1.15)

MML Oppenheimer Small Cap Equity Sub-Account (Service Class)
2009	187,944	8.79 to 10.46	1,850,605	0.36		1.15 to 2.65	32.65 to 34.66
2008[6]	42,842	6.63 to 7.77	309,829	-		1.15 to 2.65	(34.13) to (33.82)

MML Oppenheimer Small Company Opportunities Sub-Account (Initial Class)
2009	-	-	-	-		0.95 to 2.60	(9.46) to (8.96)
2008	2,025,270	7.14 to 9.97	18,969,368	0.20		0.95 to 2.60	(41.15) to 40.17)
2007	2,317,502	12.13 to 16.67	36,727,175	-		0.95 to 2.60	(9.48) to (7.97)
2006	2,215,534	13.40 to 18.11	38,833,150	-		0.95 to 2.60	13.14 to 14.36
2005	1,952,776	11.92 to 15.84	30,510,137	-	[4]	0.95 to 2.70	7.93 to 9.91

MML Oppenheimer Small Company Opportunities Sub-Account (Service Class)
2009	-	-	-	-		1.15 to 2.65	(9.52) to (9.06)
2008[6]	46,813	7.20 to 8.38	365,701	0.56		1.15 to 2.65	(34.20) to (33.89)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)

MML Oppenheimer/Bernstein Equity Sub-Account (Initial Class)
2009	2,502,424	$9.19 to $11.12	$24,564,657	2.70%	0.95% to 2.60%	27.36% to 29.48%
2008	2,617,984	7.22 to 8.59	19,853,013	-	0.95 to 2.60	(43.09) to (42.14)
2007	2,865,652	12.68 to 14.85	37,531,546	2.23	0.95 to 2.60	1.32 to 3.02
2006	2,489,633	12.51 to 14.41	30,950,857	1.47	0.95 to 2.60	15.65 to 16.89
2005	2,525,208	10.89 to 12.33	26,606,371	1.93	0.95 to 2.70	0.31 to 2.15

MML Oppenheimer/Bernstein Equity Sub-Account (Service Class)
2009	590,409	9.24 to 10.39	5,978,961	2.91	1.15 to 2.65	26.98 to 28.90
2008[6]	236,715	7.28 to 8.06	1,865,905	-	1.15 to 2.65	(32.00) to (31.68)

MML Rainier Large Cap Growth Sub-Account (Initial Class)
2009	2,386,057	8.24 to 9.70	22,004,803	0.48	0.95 to 2.60	28.37 to 30.51
2008	2,631,117	6.42 to 7.43	18,558,449	-	0.95 to 2.60	(42.35) to (41.39)
2007	3,067,845	11.14 to 12.68	36,744,265	0.15	0.95 to 2.60	10.64 to 12.49
2006	3,350,262	10.06 to 11.28	35,461,179	0.19	0.95 to 2.60	2.78 to 3.88
2005	3,489,393	9.86 to 10.85	35,275,200	0.38	0.95 to 2.70	2.79 to 4.68

MML Rainier Large Cap Growth Sub-Account (Service Class)
2009	55,738	8.28 to 10.40	547,247	0.54	1.15 to 2.65	27.99 to 29.93
2008[6]	23,276	6.47 to 8.00	167,683	-	1.15 to 2.65	(28.29) to (27.95)

MML Small Cap Index Sub-Account (Initial Class)
2009	2,029,382	9.65 to 12.90	25,512,926	1.24	0.95 to 2.60	21.60 to 23.62
2008	2,192,914	7.94 to 10.44	22,388,622	-	0.95 to 2.60	(33.13) to (32.01)
2007	2,477,717	11.87 to 15.35	37,554,231	0.83	0.95 to 2.60	(3.13) to (1.51)
2006	2,579,448	12.26 to 15.59	39,925,340	0.51	0.95 to 2.60	12.92 to 14.12
2005	1,820,949	10.93 to 13.66	24,881,906	0.63	0.95 to 2.70	1.42 to 3.28

MML Small Cap Index Sub-Account (Service Class)
2009	243,514	9.70 to 11.83	2,742,258	1.34	1.15 to 2.65	21.25 to 23.08
2008[6]	122,689	8.00 to 9.61	1,116,438	-	1.15 to 2.65	(30.53) to (30.20)

MML T. Rowe Price Blue Chip Growth Sub-Account (Initial Class)
2009	3,565,999	9.57 to 11.61	40,911,726	0.17	0.95 to 2.60	38.73 to 41.04
2008	3,277,940	6.90 to 8.23	26,610,971	-	0.95 to 2.60	(43.94) to (43.01)
2007	3,421,574	12.30 to 14.45	49,128,660	0.43	0.95 to 2.60	9.76 to 11.59
2006	3,410,709	11.21 to 12.95	44,037,484	0.13	0.95 to 2.60	7.28 to 8.43
2005	3,144,919	10.52 to 11.94	37,598,724	0.12	0.95 to 2.70	3.05 to 4.94

MML T. Rowe Price Blue Chip Growth Sub-Account (Service Class)
2009	497,982	9.62 to 11.41	5,418,321	0.17	1.15 to 2.65	38.22 to 40.31
2008[6]	226,792	6.96 to 8.13	1,752,395	-	1.15 to 2.65	(33.13) to (32.82)

MML T. Rowe Price Equity Income Sub-Account (Initial Class)
2009	22,211,666	9.61 to 11.62	242,535,903	2.46	0.95 to 2.60	21.98 to 24.01
2008	23,235,394	7.88 to 9.37	205,312,190	-	0.95 to 2.60	(37.46) to (36.41)
2007	24,181,814	12.60 to 14.73	338,383,989	1.78	0.95 to 2.60	0.46 to 2.15
2006	17,986,182	12.54 to 14.42	249,536,405	0.75	0.95 to 2.60	15.89 to 17.89
2005	12,329,720	10.82 to 12.23	147,375,797	1.71	0.95 to 2.70	1.09 to 2.94

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML T. Rowe Price Equity Income Sub-Account (Service Class)
2009	1,564,518	$9.66 to $10.88	$16,626,871	2.66%	1.15% to 2.65%	21.47% to 23.31%
2008[6]	724,818	7.95 to 8.83	6,234,584	-	1.15 to 2.65	(28.80) to (28.47)

MML T. Rowe Price Growth Equity Sub-Account (Initial Class)
2009	-	-	-	0.10	0.95 to 2.60	8.65 to 9.24
2008	690,900	5.59 to 6.21	4,096,887	-	0.95 to 2.60	(44.19) to (43.26)
2007	603,905	10.01 to 10.95	6,197,809	0.50	0.95 to 2.60	1.70 to 3.40
2006	673,970	9.84 to 10.59	6,662,047	0.48	0.95 to 2.60	(0.12) to 0.95
2005	681,087	9.92 to 10.49	6,569,761	0.42	0.95 to 2.70	1.04 to 2.90

MML T. Rowe Price Growth Equity Sub-Account (Service Class)
2009	-	-	-	0.06	1.15 to 2.65	8.54 to 9.08
2008[6]	53,022	5.64 to 6.67	337,307	-	1.15 to 2.65	(33.64) to (33.32)

MML T. Rowe Price Mid Cap Growth Sub-Account (Initial Class)
2009	5,875,393	9.31 to 15.28	82,258,628	-	0.95 to 2.60	41.63 to 43.98
2008	6,289,103	6.57 to 10.61	62,087,924	-	0.95 to 2.60	(41.74) to (40.77)
2007	6,447,257	11.28 to 17.92	115,684,666	0.09	0.95 to 2.60	13.87 to 15.78
2006	5,939,636	9.90 to 15.48	98,326,511	-	0.95 to 2.60	5.01 to 5.75
2005	5,950,501	14.64 to 17.27	96,665,970	-	0.95 to 1.65	12.86 to 13.65

MML T. Rowe Price Mid Cap Growth Sub-Account (Service Class)
2009	1,002,267	9.31 to 9.78	9,740,620	-	1.15 to 2.65	41.11 to 43.24
2008[6]	543,782	6.60 to 6.83	3,694,909	-	1.15 to 2.65	(32.90) to (32.58)

MML T. Rowe Price Small Company Value Sub-Account (Service Class II)
2009[7]	48,817	12.77 to 12.90	629,233	0.26	1.15 to 2.65	27.74 to 29.03

MML Templeton Foreign Sub-Account (Initial Class)
2009	17,803,253	11.24 to 13.32	225,730,182	2.43	0.95 to 2.60	25.96 to 28.05
2008	18,915,363	8.93 to 10.40	187,914,421	0.04	0.95 to 2.60	(42.59) to (41.63)
2007	18,224,240	15.55 to 17.82	311,509,308	2.67	0.95 to 2.60	10.55 to 12.40
2006	13,470,982	14.06 to 15.86	206,306,455	0.79	0.95 to 2.60	20.28 to 22.35
2005	8,179,250	11.69 to 12.96	103,074,901	1.08	0.95 to 2.70	7.16 to 9.13

MML Templeton Foreign Sub-Account (Service Class)
2009	343,062	11.30 to 12.90	4,311,782	2.65	1.15 to 2.65	25.64 to 27.54
2008[6]	163,548	8.99 to 10.12	1,603,571	-	1.15 to 2.65	(26.35) to (26.00)

MML W&R/Wellington Small Cap Growth Equity Sub-Account (Initial Class)
2009	11,574,478	10.53 to 14.19	147,267,828	-	0.95 to 2.60	34.86 to 37.10
2008	12,830,293	7.81 to 10.35	119,380,559	-	0.95 to 2.60	(40.12) to (39.12)
2007	12,982,413	13.04 to 17.01	199,450,946	0.14	0.95 to 2.60	6.80 to 8.58
2006	8,994,511	12.21 to 15.66	129,086,861	-	0.95 to 2.60	6.23 to 8.06
2005	4,749,265	11.50 to 14.49	64,574,396	-	0.95 to 2.70	8.53 to 10.52

MML W&R/Wellington Small Cap Growth Equity Sub-Account (Service Class)
2009	208,700	10.59 to 13.09	2,615,827	-	1.15 to 2.65	34.46 to 36.49
2008[6]	83,402	7.87 to 9.59	764,828	-	1.15 to 2.65	(30.44) to (30.11)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
Oppenheimer Balanced Sub-Account (Service)
2009	46,206	$7.57 to $8.60	$391,167	-%	1.15% to 2.65%	18.42% to 20.21%
2008[6]	116,016	6.39 to 7.16	798,255	-	1.15 to 2.65	(37.47) to (37.17)

Oppenheimer Balanced Sub-Account (Non-Service)
2009	2,483,060	7.52 to 9.65	22,840,223	-	0.95 to 2.60	18.77 to 20.74
2008	3,545,206	6.34 to 7.99	26,997,954	2.95	0.95 to 2.60	(44.93) to (44.01)
2007	4,132,456	11.50 to 14.27	56,744,069	2.48	0.95 to 2.60	1.11 to 2.80
2006	4,014,788	11.38 to 13.88	54,023,656	2.11	0.95 to 2.60	8.93 to 10.10
2005	4,148,701	10.51 to 12.61	51,002,965	1.68	0.95 to 2.70	1.05 to 2.91

Oppenheimer Capital Appreciation Sub-Account (Service)
2009	274,233	9.08 to 10.65	2,776,066	-	1.15 to 2.65	40.38 to 42.50
2008[6]	133,311	6.47 to 7.47	946,430	-	1.15 to 2.65	(35.89) to (35.58)

Oppenheimer Capital Appreciation Sub-Account (Non-Service)
2009	25,756,897	9.04 to 10.72	267,645,429	0.33	0.95 to 2.60	40.81 to 43.15
2008	29,848,995	6.42 to 7.49	217,268,730	0.14	0.95 to 2.60	(46.92) to (46.03)
2007	27,966,375	12.09 to 13.88	378,562,892	0.20	0.95 to 2.60	11.20 to 13.06
2006	22,645,729	10.87 to 12.28	272,716,232	0.32	0.95 to 2.60	5.11 to 6.93
2005	15,776,215	10.34 to 11.48	178,372,356	0.78	0.95 to 2.70	2.23 to 4.11

Oppenheimer Core Bond Sub-Account (Non-Service)
2009	554,225	10.48	5,806,801	-	1.55	8.09
2008	732,175	9.69	7,097,148	4.84	1.55	(39.90)
2007	999,701	16.13	16,123,049	5.38	1.40	2.93
2006	1,198,808	15.67	18,783,423	5.42	1.40	3.82
2005	1,378,374	15.09	20,802,450	5.27	1.40	1.16

Oppenheimer Global Securities Sub-Account (Service)
2009	607,712	11.56 to 13.88	8,016,262	1.51	1.15 to 2.65	35.71 to 37.76
2008[6]	335,748	8.52 to 10.07	3,207,065	-	1.15 to 2.65	(29.04) to (28.71)

Oppenheimer Global Securities Sub-Account (Non-Service)
2009	19,645,438	11.50 to 14.88	274,767,599	2.27	0.95 to 2.60	36.18 to 38.45
2008	22,273,174	8.45 to 10.75	225,723,673	1.56	0.95 to 2.60	(41.73) to (40.75)
2007	23,369,687	14.49 to 18.14	404,011,298	1.24	0.95 to 2.60	3.58 to 5.31
2006	20,000,806	13.99 to 17.23	334,314,359	0.92	0.95 to 2.60	14.60 to 16.58
2005	15,779,188	12.21 to 14.78	231,427,993	0.91	0.95 to 2.70	11.19 to 13.23

Oppenheimer High Income Sub-Account (Service)
2009	122,439	2.81 to 3.01	367,319	-	1.15 to 2.65	22.66 to 24.51
2008[6]	95,173	2.29 to 2.41	229,250	-	1.15 to 2.65	(76.15) to (76.04)

Oppenheimer High Income Sub-Account (Non-Service)
2009	5,023,300	2.76 to 3.63	17,323,152	-	0.95 to 2.60	22.10 to 24.13
2008	5,585,067	2.26 to 2.92	15,502,975	7.89	0.95 to 2.60	(79.22) to (78.87)
2007	5,843,157	10.86 to 13.85	77,119,212	6.96	0.95 to 2.60	(2.68) to (1.05)
2006	5,672,524	11.16 to 13.99	76,410,783	7.33	0.95 to 2.60	6.55 to 8.39
2005	5,540,219	10.47 to 12.91	69,576,638	6.27	0.95 to 2.70	(0.48) to 1.35

Oppenheimer International Growth Sub-Account (Service)
2009	461,377	12.91 to 15.53	6,902,199	0.87	1.15 to 2.65	35.42 to 37.47
2008[6]	215,764	9.54 to 11.30	2,353,326	-	1.15 to 2.65	(29.96) to (29.63)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
Oppenheimer International Growth Sub-Account (Non-Service)
2009	3,850,791	$12.84 to $15.54	$58,860,135	1.50%	0.95% to 2.60%	35.67% to 37.93%
2008	4,106,872	9.47 to 11.27	45,674,136	1.04	0.95 to 2.60	(44.11) to (43.18)
2007	3,859,607	16.94 to 19.83	76,952,443	0.78	0.95 to 2.60	9.71 to 11.54
2006	2,690,165	15.44 to 17.78	48,950,097	0.58	0.95 to 2.60	27.35 to 29.55
2005	2,043,148	12.12 to 13.72	29,018,078	0.84	0.95 to 2.70	10.95 to 12.99

Oppenheimer Main Street Sub-Account (Service)
2009	51,426	9.05 to 10.53	525,931	1.02	1.15 to 2.65	24.65 to 26.53
2008[6]	13,723	7.26 to 8.32	111,848	-	1.15 to 2.65	(28.75) to (28.41)

Oppenheimer Main Street Sub-Account (Non-Service)
2009	4,128,252	9.00 to 10.69	41,458,182	1.96	0.95 to 2.60	24.99 to 27.07
2008	4,726,189	7.20 to 8.41	37,421,725	1.58	0.95 to 2.60	(40.05) to (39.05)
2007	5,681,730	12.02 to 13.80	73,801,756	1.00	0.95 to 2.60	1.73 to 3.43
2006	6,178,552	11.81 to 13.34	77,238,491	1.13	0.95 to 2.60	12.01 to 13.94
2005	6,467,677	10.55 to 11.71	70,773,358	1.33	0.95 to 2.70	3.08 to 4.98

Oppenheimer MidCap Sub-Account (Service)
2009	75,245	8.08 to 9.39	691,584	-	1.15 to 2.65	28.80 to 30.75
2008[6]	31,958	6.28 to 7.18	225,832	-	1.15 to 2.65	(40.07) to (39.79)

Oppenheimer MidCap Sub-Account (Non-Service)
2009	17,482,572	8.04 to 9.33	157,181,281	-	0.95 to 2.60	29.20 to 31.35
2008	18,778,765	6.22 to 7.10	129,119,208	-	0.95 to 2.60	(50.38) to (49.55)
2007	16,336,155	12.54 to 14.07	221,907,642	-	0.95 to 2.60	3.59 to 5.32
2006	11,468,779	12.11 to 13.36	146,555,041	-	0.95 to 2.60	0.25 to 1.98
2005	7,099,027	12.08 to 13.10	86,742,187	-	0.95 to 2.70	9.26 to 11.27

Oppenheimer Money Sub-Account (Non-Service)
2009	4,404,420	10.06 to 11.13	49,662,670	0.37	0.95 to 2.60	(2.25) to (0.63)
2008	6,885,266	10.30 to 11.21	78,403,059	2.71	0.95 to 2.60	0.14 to 1.81
2007	4,899,885	10.28 to 11.01	54,881,754	4.83	0.95 to 2.60	2.28 to 3.99
2006	3,999,222	10.05 to 10.58	43,495,039	4.62	0.95 to 2.60	1.97 to 3.73
2005	3,492,446	9.86 to 10.20	37,130,008	2.85	0.95 to 2.70	0.05 to 1.89

Oppenheimer Strategic Bond Sub-Account (Service)
2009	2,568,957	11.40 to 12.27	31,246,749	0.18	1.15 to 2.65	15.31 to 17.05
2008[6]	1,102,392	9.89 to 10.48	11,477,998	-	1.15 to 2.65	(15.15) to (14.75)

Oppenheimer Strategic Bond Sub-Account (Non-Service)
2009	26,182,773	11.36 to 15.34	341,246,971	0.52	0.95 to 2.60	15.78 to 17.71
2008	27,427,324	9.82 to 13.03	306,786,196	5.16	0.95 to 2.60	(16.41) to (15.02)
2007	30,915,971	11.74 to 15.33	410,279,836	3.17	0.95 to 2.60	6.86 to 8.65
2006	22,638,402	10.99 to 14.11	283,281,239	3.75	0.95 to 2.60	4.67 to 6.47
2005	15,494,240	10.50 to 13.25	190,262,952	3.76	0.95 to 2.70	(0.14) to 1.70

Panorama Growth Sub-Account (Non-Service)
2009	79,214	7.92 to 7.93	811,030	1.95	1.18 to 2.00	27.07 to 27.67
2008	79,642	6.21 to 6.23	648,287	1.75	1.18 to 2.00	(39.43) to (39.14)
2007	107,352	10.20 to 10.29	1,445,057	1.30	1.18 to 1.65	3.13 to 3.62
2006	137,708	9.85 to 9.97	1,835,462	1.35	1.18 to 1.65	12.80 to 13.33
2005	178,977	8.69 to 8.84	2,139,469	1.66	1.18 to 1.65	4.68 to 5.17

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
Panorama Total Return Sub-Account (Non-Service)
2009	88,187	$7.99 to $8.33	$892,075	-%	1.18% to 2.00%	17.82% to 18.38%
2008	116,954	6.75 to 7.07	1,017,092	3.52	1.18 to 2.00	(39.66) to (39.37)
2007	144,078	11.14 to 11.72	2,092,312	3.24	1.18 to 1.65	4.08 to 4.58
2006	186,352	10.65 to 11.26	2,621,686	2.67	1.18 to 1.65	9.88 to 10.39
2005	205,061	9.65 to 10.25	2,607,540	2.78	1.18 to 1.65	3.07 to 3.55

PIMCO CommodityRealReturn® Strategy Sub-Account (Advisor Class)
2009	1,863,374	8.47 to 8.98	16,577,155	6.00	0.95 to 2.65	37.91 to 40.28
2008	1,556,862	6.14 to 6.40	9,896,831	5.72	0.95 to 2.65	(45.11) to (44.39)
2007	401,396	11.19 to 11.51	4,599,799	4.65	0.95 to 2.60	19.96 to 21.97
2006	197,603	9.33 to 9.43	1,860,485	5.25	0.95 to 2.60	(6.33) to (5.68)

[1]

The investment income ratios represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

[2]

The expense ratios represent the annualized contract expenses of Separate Account 4, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

[3]

The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the related minimum and maximum expense ratio amounts, some individual contract total returns and unit values are not within the ranges presented.

[4]

In 2006, Separate Account 4 restated its previously reported investment income ratio for 2005. This restatement had no impact on the Sub-Accounts’ previously reported net assets, net asset value per share or total return.

[5]	For the period January 19, 2008 (commencement of operations) through December 31, 2008.

[6]	For the period September 8, 2008 (commencement of operations) through December 31, 2008.

[7]	For the period May 1, 2009 (commencement of operations) through December 31, 2009.

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

B.	Separate Account 4 assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within Separate Account 4.

Mortality and Expense Risk Charge*	0.80% - 1.60% of the daily value of the assets invested in each fund.
This charge is assessed through a reduction in unit values.

Administrative Charge	0.15% of the daily value of the assets invested in each fund.
This charge is assessed through a reduction in unit values.

Administrative Contract Maintenance Charge	$0 - $40 per contract, annually.
This charge is assessed through the redemption of units.

Contingent Deferred Sales Charge	0% - 8%
This charge is assessed through the redemption of units.

Death Benefit Options
Charges for these options are assessed through a reduction in unit values.	See Note 1 for specific charges and a description of death benefit options in Separate Account 4 that are assessed through a reduction in unit values.

Payment Protector Charge	0.00% - 0.50% of the daily value of the assets invested in each fund.
This charge is assessed through a reduction in unit values.

Rider Charges
These charges are assessed through a reduction in unit values.

A. Reset Death Benefit	0.00% - 0.10% of the daily value of the assets in each fund.

B. Ratchet Death Benefit	0.00% - 0.40% of the daily value of the assets in each fund.

*	The Panorama Premier segment charges its contract owners a mortality and expense risk charge equal, on an annual basis, to 1.25% of the daily value of the assets invested in each fund. Subject to state availability, certificates issued on or after September 10, 2001 will receive an increase in the certificate value allocated to the fund by 0.15% on each certificate anniversary. The net effect of the credit is a mortality and expense risk charge of 1.10%.

Notes To Financial Statements (Continued)

9.	FUND SUBSTITUTION

Effective April 28, 2006, several funds were replaced with other funds pursuant to “fund substitutions.” These substitutions were implemented by renaming certain sub-accounts and liquidating other sub-accounts. The sub-accounts that were liquidated had the contract value transferred to a replacement sub-account.

Replaced Fund (no longer available)	Replacement Fund	Former Sub-Account	Current Sub-Account
Sub-accounts re-named:
American Century® VP Income & Growth Fund	MML Income & Growth Fund	American Century VP Income and Growth	MML American Century Income & Growth
American Century® VP Value Fund	MML Mid Cap Value Fund	American Century VP Value	MML American Century Mid Cap Value
American Funds® Asset Allocation Fund (Class 2)	MML Asset Allocation Fund	American Funds® Asset Allocation	MML Capital Guardian Asset Allocation
American Funds® Growth-Income Fund (Class 2)	MML Growth & Income Fund	American Funds® Growth-Income	MML Capital Guardian Growth & Income
Fidelity® VIP Growth Portfolio (Service Class)	MML Large Cap Growth Fund	Fidelity® VIP Growth	MML AllianceBernstein Large Cap Growth
Franklin Small Cap Value Securities Fund (Class 2)	MML Small Cap Value Fund	Franklin Small Cap Value Securities	MML Goldman Sachs Small Cap Value
Janus Aspen Forty Portfolio (Institutional Shares)	MML Concentrated Growth Fund (Class II)	Janus Aspen Forty	MML Legg Mason Concentrated Growth/(Class II)
Janus Aspen Forty Portfolio (Service Shares)	MML Concentrated Growth Fund (Class I)	Janus Aspen Forty	MML Legg Mason Concentrated Growth/(Class I)
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)	MML Global Fund (Class II)	Janus Aspen Worldwide Growth	MML Neuberger Berman Global/(Class II)
Janus Aspen Worldwide Growth Portfolio (Service Shares)	MML Global Fund (Class I)	Janus Aspen Worldwide Growth	MML Neuberger Berman Global/(Class I)
Scudder VIT Small Cap Index Fund	MML Small Cap Index Fund	Scudder VIT Small Cap Index	MML Small Cap Index
T. Rowe Price Blue Chip Growth Portfolio	MML Blue Chip Growth Fund	T. Rowe Price Blue Chip Growth	MML T. Rowe Price Blue Chip Growth
T. Rowe Price Equity Income Portfolio	MML Equity Income Fund	T. Rowe Price Equity Income	MML T. Rowe Price Equity Income
T. Rowe Price Mid-Cap Growth Portfolio	MML Mid Cap Growth Fund	T. Rowe Price Mid Cap Growth	MML T. Rowe Price Mid Cap Growth
Templeton Foreign Securities Fund (Class 2)	MML Foreign Fund	Templeton Foreign Securities	MML Templeton Foreign
Sub-accounts liquidated:
Calvert Social Balanced Portfolio	MML Asset Allocation Fund	Calvert Social Balanced	MML Capital Guardian Asset Allocation
Fidelity® VIP Growth Opportunities Portfolio (Service Class)	MML Growth & Income Fund	Fidelity® VIP Growth Opportunities	MML Capital Guardian Growth & Income
Janus Aspen Balanced Portfolio (Institutional Shares)	MML Blend Fund	Janus Aspen Balanced	MML Babson Blend
Janus Aspen Balanced Portfolio (Service Shares)	MML Blend Fund	Janus Aspen Balanced	MML Babson Blend
MFS® Investors Trust Series	MML Enhanced Index Core Equity Fund	MFS® Investors Trust	MML Babson Enhanced Index Core Equity
MFS® New Discovery Series	MML Small Cap Index Fund	MFS® New Discovery	MML Small Cap Index

10.	SUBSEQUENT EVENTS

The Account’s management has reviewed events occurring through February 23, 2010, the date the financial statements were issued and no subsequent events occurred requiring accrual or disclosure.

Independent Auditors’ Report

The Board of Directors and Policyholders of

Massachusetts Mutual Life Insurance Company:

We have audited the accompanying statutory statements of financial position of Massachusetts Mutual Life Insurance Company (the “Company”) as of December 31, 2009 and 2008, and the related statutory statements of income (loss), changes in surplus, and cash flows for each of the years in the three-year period ended December 31, 2009. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance (“statutory accounting practices”), which practices differ from U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the variances between the statutory accounting practices and U.S. generally accepted accounting principles discussed in the preceding paragraph, the Company’s financial statements do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2009 and 2008, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2009. In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2009, on the basis of accounting described in Note 2.

As discussed in the notes to the statutory financial statements, the Company changed its accounting for other-than-temporary impairments of structured securities (Notes 2c and 3) in 2008 and 2009 and variable annuity reserves (Note 2c) and deferred income tax assets (Notes 2c and 3) in 2009. In addition, the Company changed its method for valuing common stock of affiliates to include equity in noncontrolling interests (Note 4d) in 2009.

/s/ KPMG LLP

February 19, 2010

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF FINANCIAL POSITION

	December 31,
	2009	2008
	(In Millions)

Assets:

Bonds	$46,722	$45,165
Preferred stocks	128	126
Common stocks - subsidiaries and affiliates	3,618	2,200
Common stocks - unaffiliated	241	265
Mortgage loans	11,090	11,876
Policy loans	8,486	8,885
Real estate	1,095	1,085
Partnerships and limited liability companies	4,813	5,220
Derivatives and other invested assets	2,503	3,616
Cash, cash equivalents and short-term investments	2,251	2,621

Total invested assets	80,947	81,059

Investment income due and accrued	668	690
Federal income taxes	—	220
Deferred income taxes	1,106	512
Other than invested assets	842	864

Total assets excluding separate accounts	83,563	83,345

Separate account assets	37,766	30,949

Total assets	$121,329	$114,294

See notes to statutory financial statements

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF FINANCIAL POSITION, continued

	December 31,
	2009	2008
	(In Millions)

Liabilities:

Policyholders’ reserves	$61,953	$60,570
Liabilities for deposit-type contracts	2,809	3,921
Contract claims and other benefits	286	258
Policyholders’ dividends	1,236	1,355
General expenses due or accrued	720	768
Federal income taxes	57	—
Asset valuation reserve	1,142	395
Securities sold under agreements to repurchase	3,439	3,414
Commercial paper	250	250
Derivative collateral	1,809	2,903
Other liabilities	611	1,145

Total liabilities excluding separate accounts	74,312	74,979

Separate account liabilities	37,758	30,852

Total liabilities	112,070	105,831

Surplus	9,259	8,463

Total liabilities and surplus	$121,329	$114,294

See notes to statutory financial statements

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF INCOME (LOSS)

	Years Ended December 31,
	2009	2008	2007
	(In Millions)

Revenue:

Premium income	$12,392	$13,238	$12,837
Net investment income	4,071	4,863	4,617
Reserve adjustments on reinsurance ceded	82	61	41
Fees and other income	489	258	414

Total revenue	17,034	18,420	17,909

Benefits and expenses:

Policyholders’ benefits	11,364	11,032	10,564
Change in policyholders’ reserves	2,021	4,400	3,572
General insurance expenses	1,270	1,028	1,063
Commissions	522	535	523
State taxes, licenses and fees	131	121	124

Total benefits and expenses	15,308	17,116	15,846

Net gain (loss) from operations before dividends and federal income taxes	1,726	1,304	2,063

Dividends to policyholders	1,211	1,332	1,373

Net gain (loss) from operations before federal income taxes	515	(28)	690

Federal income tax (benefit) expense	(57)	(268)	119

Net gain (loss) from operations	572	240	571

Net realized capital gains (losses) after tax and transfers to interest maintenance reserve	(861)	(1,233)	(431)

Net income (loss)	$(289)	$(993)	$140

See notes to statutory financial statements

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CHANGES IN SURPLUS

	Years Ended December 31,
	2009	2008	2007
	(In Millions)

Surplus, beginning of year	$8,463	$8,008	$7,027

Increase (decrease) due to:
Net income (loss)	(289)	(993)	140
Change in net unrealized capital gains (losses), net of tax	737	(9)	455
Change in net unrealized foreign exchange capital gains (losses), net of tax	112	(78)	56
Change in net deferred income taxes	59	278	319
Change in nonadmitted assets	(108)	365	(96)
Change in reserve valuation basis	—	98	—
Change in asset valuation reserve	(747)	1,120	179
Change in surplus notes	740	—	—
Cumulative effect of accounting changes	(70)	(7)	—
Prior period adjustments	(25)	(33)	(87)
Aggregate write-ins for deferred income taxes	293	—	—
Change in minimum liability included in surplus	148	(343)	16
Other	(54)	57	(1)

Net increase (decrease)	796	455	981

Surplus, end of year	$9,259	$8,463	$8,008

See notes to statutory financial statements

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2009	2008	2007
	(In Millions)

Cash from operations:
Premium and other income collected	$12,982	$13,535	$13,270
Net investment income	3,814	4,801	4,605
Benefit payments	(11,236)	(10,906)	(10,416)
Net transfers from (to) separate accounts	(796)	(366)	(1,585)
Commissions and other expenses	(1,756)	(2,211)	(1,694)
Dividends paid to policyholders	(1,330)	(1,367)	(1,227)
Federal and foreign income taxes recovered (paid)	484	(10)	(205)

Net cash from operations	2,162	3,476	2,748

Cash from investments:
Proceeds from investments sold, matured or repaid:
Bonds	14,846	16,004	14,683
Common stocks - unaffiliated	379	526	903
Mortgage loans	1,222	1,133	1,652
Real estate	13	142	379
Other	668	1,550	857

Total investment proceeds	17,128	19,355	18,474

Cost of investments acquired:
Bonds	(16,373)	(21,520)	(14,657)
Common stocks - unaffiliated	(232)	(300)	(528)
Mortgage loans	(542)	(1,776)	(2,962)
Real estate	(121)	(100)	(186)
Other	(1,151)	(1,890)	(2,219)

Total investments acquired	(18,419)	(25,586)	(20,552)
Net (increase) decrease in policy loans	400	(581)	(505)

Net cash from investments	(891)	(6,812)	(2,583)

Cash from financing and other sources:
Net deposits (withdrawals) on deposit-type contracts	(1,217)	(391)	492
Cash provided from surplus notes	740	—	249
Net securities sold (bought) under agreements to repurchase	25	1,363	868
Change in derivative collateral	(1,094)	2,349	267
Other cash provided (applied)	(95)	70	(131)

Net cash from financing and other sources	(1,641)	3,391	1,745

Net change in cash, cash equivalents and short-term investments	(370)	55	1,910
Cash, cash equivalents and short-term investments, beginning of year	2,621	2,558	656
Cash, cash equivalents and short-term investments nonadmitted	—	8	(8)

Cash, cash equivalents and short-term investments, end of year	$2,251	$2,621	$2,558

See notes to statutory financial statements

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

1.	Nature of operations

These statutory financial statements include the accounts of Massachusetts Mutual Life Insurance Company (“the Company”), which is organized as a mutual life insurance company.

MassMutual Financial Group (“MMFG”) is comprised of the Company and its subsidiaries. MMFG is a global, diversified financial services organization providing life insurance, disability income insurance, long-term care insurance, annuities, retirement and income products, investment management, mutual funds, and trust services to individual and institutional customers.

2.	Summary of significant accounting policies

a.	Basis of presentation

The statutory financial statements have been prepared in conformity with the statutory accounting practices of the National Association of Insurance Commissioners (“NAIC”) and the accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance (the “Division”).

Statutory accounting practices are different in some respects from financial statements prepared in accordance with United States of America (“U.S.”) generally accepted accounting principles (“GAAP”). The more significant differences between statutory accounting principles and U.S. GAAP are as follows: (a) certain acquisition costs, such as commissions and other variable costs, that are directly related to acquiring new business, are charged to current operations as incurred, whereas U.S. GAAP generally capitalizes these expenses and amortizes them based on profit emergence over the expected life of the policies or over the premium payment period; (b) statutory policy reserves are based upon prescribed methodologies, such as the Commissioners’ Reserve Valuation Method or net level premium method and prescribed statutory mortality, morbidity and interest assumptions, whereas U.S. GAAP reserves would generally be based upon the net level premium method or the estimated gross margin method, with estimates of future mortality, morbidity, persistency and interest assumptions; (c) bonds are generally carried at amortized cost, whereas U.S. GAAP generally reports bonds at fair value; (d) beginning with the third quarter of 2008 and through the second quarter of 2009, the Company utilized undiscounted cash flows to determine impairments on structured securities, whereas U.S. GAAP would require the use of discounted cash flows; (e) changes in the balances of deferred income taxes, which provide for book versus tax temporary differences, are subject to limitation and are charged to surplus, whereas U.S. GAAP would generally include the change in deferred taxes in net income; (f) payments received for universal and variable life insurance products and variable annuities are reported as premium income and change in reserves, whereas U.S. GAAP would treat these payments as deposits to policyholders’ account balances; (g) majority-owned noninsurance subsidiaries and variable interest entities where the Company is the primary beneficiary and certain other controlled entities are accounted for using the equity method, whereas U.S. GAAP would consolidate these entities; (h) surplus notes are reported in surplus, whereas U.S. GAAP would report these notes as liabilities; (i) assets are reported at admitted asset value and nonadmitted assets are excluded through a charge against surplus, whereas U.S. GAAP records these assets net of any valuation allowance; (j) reinsurance reserve credits, unearned ceded premium, and unpaid ceded claims are reported as a reduction of policyholders’ reserves or liabilities for deposit-type contracts whereas U.S. GAAP would report these balances as an asset; (k) an asset valuation reserve (“AVR”) is reported as a contingency reserve to stabilize surplus against fluctuations in the statement value of common stocks, real estate investments, partnerships and limited liability companies (“LLC”) as well as credit-related declines in the value of bonds, mortgage loans and certain derivatives to the extent AVR is greater than zero for the appropriate asset category, whereas U.S. GAAP does not record this reserve; (l) after-tax realized capital gains and losses which result from changes in the overall level of interest rates for all types of fixed-income investments and interest-related hedging activities are deferred into the interest maintenance reserve (“IMR”) and amortized into revenue, whereas U.S. GAAP reports these gains and losses as revenue; (m) changes in the fair value of derivative financial instruments are recorded as changes in surplus, whereas U.S. GAAP generally reports these changes as revenue unless deemed an effective hedge; (n) comprehensive income is not presented, whereas U.S. GAAP presents changes in unrealized capital gains

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

and losses and foreign currency translations as other comprehensive income; (o) a prepaid asset and/or a liability is recorded for the difference between the fair value of the pension and other postretirement (“Plan”) assets and the accumulated benefit obligation (which excludes nonvested employees) with the change recorded in surplus, whereas for U.S. GAAP purposes, the over/underfunded status of a plan, which is the difference between the fair value of the plan assets and the projected benefit obligation, is recorded as an asset or liability on the Statements of Financial Position with the change recorded through accumulated other comprehensive income; (p) embedded derivatives are recorded as part of the underlying contract, whereas U.S. GAAP would identify and bifurcate certain embedded derivatives from the underlying contract or security and account for them separately at fair value; and (q) certain group annuity and variable universal life contracts, which do not pass-through all investment gains to contract holders, are maintained in the separate accounts and are presented on a single line in the statutory financial statements, whereas U.S. GAAP reports these contracts in the general investments of the company.

The preparation of financial statements requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities, the disclosure of assets and liabilities as of the date of the statutory financial statements, and the reported amounts of revenues and expenses during the reporting periods. The most significant estimates include those used in determining the carrying values of investments, the liabilities for future policyholders’ reserves and deposit-type contracts, the amount of mortgage loan investment valuation reserves, real estate held for sale, other-than-temporary impairments (“OTTI”) and the liability for taxes. Future events including, but not limited to, changes in the level of mortality, morbidity, interest rates, persistency and asset valuations and defaults, could cause actual results to differ from the estimates used in the statutory financial statements. Although some variability is inherent in these estimates, management believes the amounts presented are appropriate.

b.	Corrections of errors and reclassifications

Under statutory accounting principles, corrections of prior year errors are recorded in surplus on a pretax basis. The following summarizes corrections of prior year errors as of December 31, 2009:

	Correction of Prior Years’ Income	Corrections of Prior Years’ Statement of Changes to Surplus	Impact on Surplus of Error Correction	Correction of Asset or Liability Balances
	(In Millions)

Policyholders’ reserves	$(29)	$—	$(29)	$29
Partnership income	—	(8)	(8)	8
Reinsurance	3	—	3	(3)
Prepaid commission	1	—	1	(1)

Total	$(25)	$(8)	$(33)	$33

As a result of the net activity above, the Company recorded, in the Statutory Statements of Changes in Surplus for the year ended December 31, 2009, a net decrease of $25 million through prior period adjustments and a net decrease of $8 million through the change in net unrealized capital gains (losses).

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following summarizes corrections of prior year errors as of December 31, 2008:

	Correction of Prior Years’ Income	Corrections of Prior Years’ Statement of Changes to Surplus	Impact on Surplus of Error Correction	Correction of Asset or Liability Balances
	(In Millions)

Separate account guarantee reserve	$(52)	$—	$(52)	$52
Nonadmitted prepaid commission	—	(33)	(33)	33
Investment income recognition	(21)	—	(21)	21
Cumulative overstatement of partnerships and LLCs net unrealized capital gains	(6)	6	—	—
Capitalized software asset impairment	(2)	—	(2)	2
Prepaid commission	33	—	33	(33)
Policyholders’ reserves	6	—	6	(6)
Intangible asset	5	—	5	(5)
Reinsurance	2	—	2	(2)
Policy loan	2	—	2	(2)

Total	$(33)	$(27)	$(60)	$60

As a result of the net activity above, the Company recorded, in the Statutory Statements of Changes in Surplus for the year ended December 31, 2008, a net decrease of $33 million through prior period adjustments, a net decrease of $33 million through the change in nonadmitted assets and a net increase of $6 million through the change in net unrealized capital gains (losses).

The following summarizes corrections of prior year errors as of December 31, 2007:

	Correction of Prior Years’ Income	Corrections of Prior Years’ Statement of Changes to Surplus	Impact on Surplus of Error Correction	Correction of Asset or Liability Balances
	(In Millions)

Cumulative overstatement of partnerships and LLCs net unrealized capital gains	$(100)	$100	$—	$—
Annuity reserve	(5)	—	(5)	5
Postemployment benefits for employee severance plans	(3)	—	(3)	3
Tax settlement	5	—	5	(5)
Policyholders’ reserves	5	—	5	(5)
Dividend accumulation liability	5	—	5	(5)
Reinsurance	4	—	4	(4)
Other	2	—	2	(2)

Total	$(87)	$100	$13	$(13)

As reflected in the preceding table, the Company incorrectly recorded $100 million of distributions from partnerships and LLCs as income rather than as a return of capital. In addition, unrealized losses were incorrectly recorded for the related changes in the values of partnerships due to distributions.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

As a result of the net activity above, the Company recorded, in the Statutory Statements of Changes in Surplus for the year ended December 31, 2007, a net decrease of $87 million through prior period adjustments and a net increase of $100 million through the change in net unrealized capital gains (losses).

Certain 2008 and 2007 balances have been reclassified to conform to the current year presentation.

c.	Change in accounting principles and methodology

Pursuant to confirmation from the Division, the Company began utilizing undiscounted cash flows to determine OTTI for structured securities in accordance with Statement of Statutory Accounting Principles (“SSAP”) No. 43, “Loan-backed and Structured Securities,” prospectively beginning with the quarter ended September 30, 2008. Prior to July 1, 2008, resulting cash flows were discounted at spreads consistent with the structured and loan-backed security market’s weakness and the uncertainty around the magnitude and timing of cash flows. Had this change to SSAP No. 43 not been made, the Company’s total assets, net income and surplus for the year ended December 31, 2008 under the previous approach would have been reduced by approximately $275 million.

In 2009, the NAIC issued additional guidance related to OTTI. Refer to Note 3 “New accounting standards” for discussion of SSAP 43R.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued new guidance for employers’ accounting for defined benefit pension and other postretirement plans. One provision of this guidance required an employer to measure the funded status of pension and other postretirement plans as of the date of its year end statement of financial position and to modify disclosures. This provision was effective December 31, 2008. For statutory reporting, the Company elected to use the alternative method for the change in measurement date which takes the fifteen month change in net periodic benefit cost, which is consistent with U.S. GAAP. The Company estimated the three month portion applicable to the preceding year as three fifteenths of the total amount related to the change in measurement date and recorded $7 million as a change in accounting principle through prior year surplus. The remaining twelve month portion of the net periodic benefit cost is reflected in the Statutory Statements of Income (Loss) as part of general insurance expenses for the year ended December 31, 2008.

During 2008, the Company, in accordance with accepted actuarial methods, requested and received permission from the Division to use: (a) Company specific experience X factors and 20-year select factors for certain individual life insurance policies; and (b) the 1980 Commissioners’ Standard Ordinary 4.5% mortality valuation table rather than the 1980 Commissioners’ Standard Ordinary 4.0% mortality valuation table for certain individual life policies. As a result of these changes in reserve valuation basis, the Company recorded a reduction to policyholders’ reserves of $98 million as of December 31, 2008 and a corresponding increase in the Statutory Statements of Changes in Surplus for the year ended December 31, 2008.

The AVR includes four subcomponents. The equity subcomponents include common stock and real estate and the default subcomponents include bonds and mortgage loans. Beginning in the first quarter of 2009, the Company changed its calculation of the AVR to include the transfer of a portion of any subcomponent that is negative to its corresponding subcomponent, as permitted by the Annual Statement instructions. The cumulative impact of this change in accounting is less than $1 million as of December 31, 2009 and is recorded as an increase to surplus.

Effective December 31, 2009, new statutory guidance was issued applying to variable annuity reserves. This new guidance sets forth a principle-based reserve standard designed to improve statutory reserving for variable annuity products with guaranteed death and living benefits. The scope of this guidance includes all individual and group, deferred and immediate variable annuities as well as other contracts involving certain guaranteed benefits similar to those offered with variable annuities. This guidance applies to in force contracts issued after January 1, 1981.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The NAIC is currently using a similar approach to calculate risk-based capital for these products. The methodology of this guidance is based on that approach and facilitates a framework so companies may determine both reserve and risk-based capital in a consistent calculation.

Actuarial Guideline 43 (“CARVM for Variable Annuities”) became effective December 31, 2009 and was used in the calculation of reserves for guaranteed minimum death, accumulation, income and withdrawal benefits as of December 31, 2009. This guideline replaced Actuarial Guideline 34 (“Variable Annuity Minimum Guaranteed Death Benefit Reserves”) and Actuarial Guideline 39 (“Reserves for Variable Annuities with Guaranteed Living Benefits”), which were used in the calculation of reserves prior to December 31, 2009. The reserves held for guaranteed minimum death, accumulation, income and withdrawal benefits were $505 million and $732 million, as of December 31, 2009 and 2008, respectively.

During the fourth quarter of 2009, the Company reviewed its reversal pattern with respect to the gross deferred tax asset that relates to the deferred and uncollected premium reserve. Historically, this gross deferred tax asset was not treated as reversing within one year of the balance sheet date. Upon further review, it was determined that this deferred tax asset reverses in its entirety within one year. The effect of this change is included in surplus on the Company’s Statutory Statements of Financial Position as of December 31, 2009 totaling approximately $204 million.

See additional disclosures regarding change in methodology in Note 4d. “Common stocks - subsidiaries and affiliates” and changes in accounting in Note 3 “New accounting standards.”

d.	Bonds

Generally, bonds are valued at amortized cost using the constant yield interest method with the exception of NAIC category 6 bonds which are carried at the lower of amortized cost or fair value and residential mortgage-backed securities (“RMBS”), which were rated by an outside modeler. Bond transactions are recorded on a trade date basis, except for private placement bonds which are recorded on the funding date.

For fixed income securities that do not have a fixed schedule of payments, such as asset-backed securities (“ABS”), mortgage-backed securities (“MBS”), including RMBS and commercial mortgage-backed securities (“CMBS”), and structured securities, including Collateralized Debt Obligations (“CDOs”), amortization or accretion is revalued quarterly based on the current estimated cash flows, using either the prospective or retrospective adjustment methodologies for each type of security. Certain high quality fixed income securities follow the retrospective method of accounting. Under the retrospective method, the recalculated effective yield equates the present value of the actual and anticipated cash flows, including new prepayment assumptions, to the original cost of the investment. Prepayment assumptions are based on borrower constraints and economic incentives such as the original term, age and coupon of the loan as affected by the interest rate environment. The current carrying value is then increased or decreased to the amount that would have resulted had the revised yield been applied since inception, and investment income is correspondingly decreased or increased. All other fixed income securities, such as floating rate bonds and interest only securities, follow the prospective method of accounting. Under the prospective method, the recalculated future effective yield equates the carrying value of the investment to the present value of the anticipated future cash flows.

The fair value of bonds is based on quoted market prices when available. If quoted market prices are not available, values provided by other third-party organizations are used. If values provided by other third-party organizations are unavailable, fair value is estimated using internal models by discounting expected future cash flows using observable current market rates applicable to yield, credit quality and maturity of the investment or using quoted market values for comparable investments. Internal inputs used in the determination of fair value include estimated prepayment speeds, default rates, discount rates, and collateral values, among others. Structure characteristics and results of cash flow priority are also considered. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants at the financial statement date.

Refer to Note 2cc. “Realized capital gains and losses including other-than-temporary impairments and unrealized capital gains and losses” for information on the Company’s policy for determining OTTI.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

e.	Preferred stocks

Generally, preferred stocks in good standing are valued at amortized cost. Preferred stocks not in good standing, those which are rated four through six by the Securities Valuation Office (“SVO”), are valued at the lower of amortized cost or fair value. Fair values of preferred stocks are based on quoted market prices, when available. For preferred stocks without readily ascertainable market values, the Company estimates fair value using broker-dealer quotations or internal models. These models use inputs that are not directly observable or correlated with observable market data. Typical inputs integrated into the Company’s internal discounted expected earnings models include, but are not limited to, earnings before interest, taxes, depreciation, and amortization estimates. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants at the financial statement date.

Refer to Note 2cc. “Realized capital gains and losses including other-than-temporary impairments and unrealized capital gains and losses” for information on the Company’s policy for determining OTTI.

f.	Common stocks - subsidiaries and affiliates

Common stocks of unconsolidated subsidiaries, primarily MassMutual Holding LLC (“MMHLLC”), are accounted for using the statutory equity method. The Company accounts for the value of its investment in its subsidiary, MMHLLC, at its underlying U.S. GAAP net equity, including controlling and noncontrolling interest beginning January 1, 2009, adjusted for certain nonadmitted and intangible assets. Operating results, less dividend distributions, for MMHLLC are reflected as net unrealized capital gains (losses) in the Statutory Statements of Changes in Surplus. Dividend distributions received from MMHLLC are recorded in net investment income. Dividend distributions to the Company are limited to MMHLLC’s U.S. GAAP retained earnings. The cost basis of common stocks - subsidiaries and affiliates is adjusted for impairments deemed to be other than temporary consistent with common stocks - unaffiliated.

Refer to Note 2cc. “Realized capital gains and losses including other-than-temporary impairments and unrealized capital gains and losses” for information on the Company’s policy for determining OTTI.

g.	Common stocks - unaffiliated

The fair value of common stocks is based on quoted market prices when available. If quoted market prices are not available, values provided by other third-party organizations are used. If values from other third parties are unavailable, fair values are determined by management using estimates based upon internal models. Typical inputs integrated in the Company’s internal models include estimates based upon comparable company analysis, fundamental impact analysis, broker quotes and last traded price.

Refer to Note 2cc. “Realized capital gains and losses including other-than-temporary impairments and unrealized capital gains and losses” for information on the Company’s policy for determining OTTI.

h.	Mortgage loans

Mortgage loans are valued at the unpaid principal balance of the loan, net of unamortized premium and discount, valuation allowances, nonrefundable commitment fees and mortgage interest points. The mortgage loan portfolio is comprised of commercial mortgage loans, including mezzanine loans, and residential mortgage loan pools. Mezzanine loans are loans secured by a pledge of direct or indirect equity interest in an entity that owns real estate. Mezzanine loans are subordinate to senior secured first liens but are underwritten to maximize the control and/or remedies available to the mezzanine lender. Residential mortgage loan pools are pools of homogeneous residential mortgage loans substantially backed by Federal Housing Administration and Veterans Administration guarantees.

The Company performs annual internal reviews and appraisals to determine if individual mortgage loans are performing or nonperforming. The fair values of performing mortgage loans are estimated by discounting expected future cash flows using current interest rates for similar loans with similar credit risk. For nonperforming loans, the fair value is the estimated collateral value of the underlying real estate. If foreclosure is probable the Company will obtain an appraisal from an external appraiser.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

When, based upon current information and events, it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement, a valuation allowance is established for the excess of the carrying value of the mortgage loan over the net value of its collateral. Collectability and estimated recoveries are assessed on a loan-by-loan basis considering all events and conditions relevant to the loan. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revisions as more information becomes available, as changes occur in the market or as negotiations with the borrowing entity evolve. Changes to the valuation allowance are recorded in net unrealized capital gains (losses) in surplus. If there is a significant change in the net value of the collateral, the valuation allowance will be adjusted. At no time will the net carrying amount of the loan exceed the recorded investment in the loan. When an event occurs resulting in an OTTI, previously recorded valuation allowance adjustments are reversed from unrealized capital losses and a direct write-down is recorded as OTTI in realized capital losses.

Interest income earned on impaired loans is accrued on the outstanding principal balance of the loan based on the loan’s contractual coupon rate. Interest is not accrued for impaired loans more than 60 days past due, for loans delinquent more than 90 days, or when collection of interest is improbable. The Company continually monitors mortgage loans where the accrual of interest has been discontinued, and will resume the accrual of interest on a mortgage loan when the facts and circumstances of the borrower and property indicate that the payments will continue to be received per the terms of the original or modified mortgage loan agreement.

Refer to Note 2cc. “Realized capital gains and losses including other-than-temporary impairments and unrealized capital gains and losses” for information on the Company’s policy for determining OTTI.

i.	Policy loans

Policy loans are carried at the outstanding loan balance less amounts unsecured by the cash surrender value of the policy. At issuance, policy loans are fully secured by the cash surrender value of the policy. Unsecured amounts can occur when subsequent charges are incurred on the underlying policy without the receipt of additional premium. Unsecured amounts were less than $1 million as of December 31, 2009 and $1 million as of December 31, 2008, which were nonadmitted. Policy loans earn interest calculated based upon either a fixed or a variable interest rate. Variable rate policy loans are adjusted at least annually and their carrying value approximates the fair value. For loans issued with a fixed interest rate, fair value is estimated by discounting expected future cash flows using current interest rates for similar loans with similar credit risk. Accrued investment income on policy loans more than 90 days past due is included in the unpaid balance of the policy loan.

j.	Real estate

Investment real estate, which the Company has the intent to hold for the production of income, and real estate occupied by the Company are carried at depreciated cost, less encumbrances. Depreciation is calculated using the straight-line method over the estimated useful life of the real estate holding, not to exceed 40 years. Depreciation expense is included in net investment income.

When an investment in real estate, held for the production of income is transferred to real estate, held for sale, it is transferred at the lower of depreciated cost or fair value, less selling costs. Real estate classified as held for sale is not depreciated. Adjustments to the carrying value of real estate held for sale are recorded in a valuation reserve when fair value less selling costs is below depreciated cost and are included in realized capital losses.

Real estate acquired in satisfaction of debt is recorded at the lower of cost or fair value at the date of foreclosure and is classified as held for sale.

Fair value is generally estimated using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks. The Company also obtains external appraisals for a rotating selection of properties on an annual basis. If an external appraisal is not obtained, an internal appraisal is performed.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Refer to Note 2cc. “Realized capital gains and losses including other-than-temporary impairments and unrealized capital gains and losses” for information on the Company’s policy for determining OTTI.

k.	Partnerships and limited liability companies

Partnerships and limited liability companies (“LLCs”), except for partnerships which generate low income housing tax credits (“LIHTC”), are accounted for using the equity method with the change in the equity value of the underlying investment recorded in surplus. Distributions received are recognized as net investment income to the extent the distribution does not exceed previously recorded accumulated undistributed earnings.

Investments in partnerships which generate LIHTC are carried at amortized cost unless considered impaired. Under the amortized cost method, the excess of the carrying value of the investment over its estimated residual value is amortized into income during the period in which tax benefits are recognized.

The equity method is suspended if the carrying value of the investment is reduced to zero due to losses from the investment. Once the equity method is suspended, losses are not recorded until the investment returns to profitability and the equity method is resumed. However, if the Company has guaranteed obligations of the investment or is otherwise committed to provide further financial support for the investment, losses will continue to be reported up to the amount of those guaranteed obligations or commitments.

Refer to Note 2cc “Realized capital gains and losses including other-than-temporary impairments and unrealized capital gains and losses” for information on the Company’s policy for determining OTTI.

l.	Derivatives and other invested assets

Derivatives and other invested assets consist of investments in derivative financial instruments and other miscellaneous investments.

Derivative financial instruments are carried at estimated fair value, which is based primarily upon quotations obtained from independent sources. In addition, the Company models a limited number of these instruments internally. These quotations are compared to internally derived prices and a price challenge is lodged with the independent source when a significant difference cannot be explained by appropriate adjustments to the internal model. Ultimately, the Company utilizes the internally derived value as its measurement of fair value for these instruments. When quotes from independent sources are not reliable, the internally derived value is recorded. Changes in the fair value of these instruments are recorded as unrealized capital gains and losses in surplus. Gains and losses realized on the termination, closing or assignment of contracts are recorded as realized capital gains and losses. Amounts receivable and payable are accrued.

m.	Cash, cash equivalents and short-term investments

The Company considers all highly liquid investments purchased with maturities of three months or less to be cash and cash equivalents.

Short-term investments, which are carried at amortized cost, consist of all highly liquid investments purchased with maturities of greater than three months and less than or equal to 12 months. Investments in money market mutual funds, commercial paper, and securities purchased under agreements to resell are classified as short-term investments.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company has entered into contracts for securities purchased under agreements to resell whereby the Company purchases securities and simultaneously agrees to resell the same or substantially the same securities. Securities purchased under agreements to resell are accounted for as collateralized loans, with the cash paid for the securities included in the Statutory Statements of Cash Flows as a short-term investment. The underlying securities are not recorded as investments owned by the Company, but instead serve as collateral related to these short-term investments. The difference between the amount paid and the amount at which the securities will be subsequently resold is reported as interest income in net investment income. At purchase, the Company requires collateral in the form of securities having a fair value of a minimum of 102% of the securities’ purchase price. If at anytime the fair value of the collateral declines to less than 100% of the securities’ purchase price, the counterparty is obligated to provide additional collateral to bring the total collateral held by the Company to at least 102% of the securities’ purchase price.

The carrying value reported in the Statutory Statements of Financial Position for these instruments approximates the fair value.

n.	Investment income due and accrued

Accrued investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned on the ex-dividend date. Due and accrued income is not recorded on: (a) bonds in default; (b) impaired bonds and mortgage loans more than 60 days past due; (c) bonds and mortgage loans delinquent more than 90 days or where collection of interest is improbable; (d) rent in arrears for more than 90 days; and (e) policy loan interest due and accrued in excess of the cash surrender value of the underlying contract.

o.	Other than invested assets

Other than invested assets primarily includes deferred and uncollected premium, reinsurance receivables, other receivable items and fixed assets.

Fixed assets are included in other than invested assets at cost less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets. Estimated lives range up to fifteen years for leasehold improvements and up to ten years for all other fixed assets. Most unamortized software and office equipment are nonadmitted assets.

Goodwill, which consisted of a management contract assumed when the ownership of an affiliate was transferred to the Company, was fully amortized as of December 31, 2008. Goodwill of $3 million was amortized as an unrealized capital loss in 2008. In those instances when goodwill results from the purchase of a subsidiary, it shall be amortized as an unrealized capital loss over the period in which the acquiring entity benefits economically, not to exceed ten years. Alternatively, when the goodwill results from certain types of assumption reinsurance, it would be amortized to operations over the period in which the assuming entity benefits economically, not to exceed ten years.

p.	Nonadmitted assets

Assets designated as nonadmitted by the NAIC include furniture, certain electronic data processing equipment, unamortized software, the amount of the deferred tax asset (subject to certain limitations) that will not be realized by the end of the third calendar year, the pension plan asset, the disallowed interest maintenance reserve (when in a net asset position), certain investments in partnerships for which audits are not performed, certain intangible assets, certain other receivables, advances and prepayments, and related party amounts outstanding greater than 90 days from the due date. Such amounts are excluded from the Statutory Statements of Financial Position.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

q.	Separate accounts

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of individual and group variable annuity, variable life and other insurance contract/policyholders to meet specific investment objectives. Separate account assets consist principally of marketable securities reported at fair value. Except for seed money as noted below, separate account assets can only be used to satisfy separate account liabilities and are not available to satisfy the general obligations of the Company. The Company’s revenue reflects fees charged to the separate accounts, including administrative and investment advisory fees.

Assets may be transferred from the general investments of the Company to seed products within the separate accounts. Assets transferred to separate accounts are transferred at fair market value on the date the transaction occurs. Gains related to the transfer are deferred to the extent that the Company maintains a proportionate interest in the separate account. The deferred gain is recognized as the Company’s ownership decreases or when the separate account sells the underlying asset during the normal course of business. Losses associated with these transfers are recognized immediately.

Separate accounts reflect two categories of risk assumption: nonguaranteed separate accounts for which the contract/policyholder assumes the investment risk and guaranteed separate accounts for which the Company contractually guarantees either a minimum return or minimum account value to the contract/policyholder. For certain guaranteed separate account products such as interest rate guarantee and indexed separate accounts, reserve adequacy is performed on a contract by contract basis using, as applicable, prescribed interest rates, mortality rates, and asset risk deductions. If the outcome from this adequacy analysis produces a deficiency relative to the current account value, a liability is recorded in Policyholders’ reserves or Liabilities for deposit-type contracts in the Statutory Statements of Financial Position with the corresponding change in the liability recorded as Change in policyholders’ reserves or Policyholders’ benefits in the Statutory Statements of Income (Loss).

Premium income, benefits and expenses of the separate accounts are included in the Statutory Statements of Income (Loss). Investment income and realized capital gains and losses on the assets of separate accounts, other than seed money, accrue to contract/policyholders and are not recorded in the Statutory Statements of Income (Loss). Unrealized capital gains and losses on assets of separate accounts accrue to contract/policyholders and, accordingly, are reflected in the separate account liability to the contract/policyholder.

r.	Policyholders’ reserves

Policyholders’ reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premium on policies in force.

Reserves for life insurance contracts are developed using accepted actuarial methods computed principally on the net level premium or the Commissioners’ Reserve Valuation Method bases using the American Experience or the 1941, 1958, 1980 or the 2001 Commissioners’ Standard Ordinary mortality tables with assumed interest rates. Reserves for disability riders associated with life contracts are calculated using morbidity rates from the 1952 Period 2 Intercompany Disability Table.

Reserves for individual and group payout annuities are developed using accepted actuarial methods computed principally under the Commissioners’ Annuity Reserve Valuation Method (“CARVM”) using applicable interest rates and mortality tables. Individual payout annuities primarily use the 1971 and 1983 Individual Annuity Mortality and Annuity 2000 tables. The primary risk for fixed payout annuities is the risk that the company may have insufficient investment income to fund the required interest and for those which have a life contingent element, that the annuitant might live longer than the mortality tables predict.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Reserves for individual and group deferred annuities are developed using accepted actuarial methods computed principally under CARVM using applicable interest rates and mortality tables. Individual deferred annuities primarily use the 1971 and 1983 Individual Annuity Mortality and Annuity 2000 tables. The primary risk for fixed deferred annuities is that insufficient investment income is earned to fund the minimum guarantees or that customers may choose to withdraw funds in an environment where interest rates have increased significantly in a very short period of time.

New statutory guidance applying to variable annuity reserves became effective December 31, 2009. This new guidance sets forth a principle-based reserve interpretation designed to clarify statutory reserving, particularly CARVM for variable annuity products with guaranteed death and living benefits. The scope of this guidance includes all individual and group, deferred and immediate variable annuities as well as other contracts involving certain guaranteed benefits similar to those offered with variable annuities. This guidance supersedes the existing statutory reserve requirements and applies to in force contracts issued after January 1, 1981.

As of December 31, 2009, reserves for individual and group variable deferred annuities are developed using accepted actuarial methods computed principally under CARVM for variable annuities using applicable interest rates and mortality tables. Individual variable deferred annuities primarily use the 1994 Minimum Guaranteed Death Benefit or Annuity 2000 tables. The liability is evaluated under both a standard scenario and stochastic scenarios net of currently held applicable hedge asset cash flows. Hedging has generally improved standard scenario results and worsened stochastic results. The Company holds the higher of the standard or stochastic scenarios. In addition, the Company elected to hold additional reserves above those indicated based on the standard scenario in order to maintain a prudent level of reserve adequacy.

The standard scenario is a prescriptive reserve with minimal company discretion. The primary driver of the standard scenario results is the composition of the in force, with the key factor being the extent to which the guarantees are “in the money.” Being “in the money” is driven primarily by equity markets and interest rates.

For the stochastic scenarios, the Company uses the American Academy of Actuaries’ scenarios. Prudent estimate assumptions used for policyholder behavior (lapses, partial withdrawals, annuitization, and additional premium), mortality, expenses and commissions, investment management fees and taxes are consistent with those used for asset adequacy testing and based on Company experience. The key drivers for the stochastic results are the degree that the variable annuity benefits are “in the money” given equity market levels, policyholder elections for guaranteed minimum income benefits (“GMIBs”), currently held applicable hedge asset cash flows, expenses and discount interest rates.

Disability income policy reserves are generally calculated using the two-year preliminary term method and actuarially accepted morbidity tables using the 1964 Commissioners’ Disability Table and the 1985 Commissioners’ Individual Disability Table A with assumed interest and mortality rates in accordance with applicable statutes and regulations.

Disabled life claim reserves are generally calculated using actuarially accepted methodologies and actuarially accepted morbidity tables using the 1964 Commissioners’ Disability Table and 1985 Commissioners’ Individual Disability Tables A and C with assumed interest rates in accordance with applicable statutes and regulations.

Long-term care policy reserves are generally calculated using the one-year preliminary term method and actuarially accepted morbidity, mortality and lapse tables with assumed interest rates in accordance with applicable statutes and regulations.

Long-term care claim reserves are generally calculated using actuarially accepted methodologies and actuarially accepted morbidity tables with assumed interest rates in accordance with applicable statutes and regulations.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Unpaid claims and claim expense reserves are related to disability and long-term care claims. Unpaid disability claim liabilities are projected based on the average of the last three disability payments paid prior to the valuation date. Claim expense reserves are based on an analysis of the unit expenses related to the processing and examination of new and ongoing claims. Interest accrued on reserves is calculated by applying NAIC prescribed interest rates to the average reserves by incurral year.

Tabular interest, tabular reserves less actual reserves released, and tabular cost for all life and annuity contracts and supplementary contracts involving life contingencies are determined in accordance with NAIC Annual Statement instructions. For tabular interest, permanent and term products use a formula that applies a weighted average interest rate determined from a seriatim valuation file to the mean average reserves. Universal life, variable life, group life, annuity and supplemental contracts use a formula which applies a weighted average credited rate to the mean account value. For contracts without an account value (e.g., a Single Premium Immediate Annuity), a weighted average statutory valuation rate is applied to the mean statutory reserve or accepted actuarial methods using applicable interest rates are applied.

The Company waives deduction of deferred fractional premium at death and returns any portion of the final premium beyond the date of death. Reserves are computed using continuous functions to reflect these practices.

The reserve method applied to standard policies is used for substandard reserve calculations based on a substandard mortality rate (a multiple of standard reserve tables).

The Company had total life insurance in force of $373,967 million and $365,078 million as of December 31, 2009 and 2008, respectively. Of this total, the Company had $25,319 million and $31,692 million of life insurance in force as of December 31, 2009 and 2008, respectively, for which the gross premium was less than the net premium according to the standard valuation set by the Division. The gross premium is less than the net premium needed to establish the reserves because the statutory reserves must use industry standard mortality tables, while the gross premium calculated in pricing uses mortality tables that reflect both the Company’s experience and the transfer of mortality risk to reinsurers.

Certain variable universal life and universal life contracts include features such as guaranteed minimum death benefits (“GMDBs”), or other guarantees that ensure continued death benefit coverage when the policy would otherwise lapse. The value of the guarantee is only available to the beneficiary in the form of a death benefit. The liability for variable and universal life GMDBs and other guarantees is included in policyholders’ reserves and the related change in this liability is included in change in policyholders’ reserves.

Certain individual variable annuity products issued by the Company offer GMDBs and variable annuity guaranteed living benefits (“VAGLBs”). The primary types of VAGLBs offered by the Company are guaranteed minimum accumulation benefits (“GMABs”), GMIBs, and guaranteed minimum withdrawal benefits (“GMWBs”). In general, these benefit guarantees require the contract or policyholder to adhere to a company-approved asset allocation strategy. The liabilities for individual variable annuity GMDBs and VAGLBs are included in policyholders’ reserves and the related changes in these liabilities are included in change in policyholders’ reserves. The Company’s GMDB and VAGLB reserves are calculated in accordance with actuarial guidelines.

Variable annuity GMDBs provide a death benefit if the contract value is less than the guaranteed minimum amount. Some contracts provide that guarantee upon the contract owner’s death while others provide it upon the annuitant’s death. This amount may be based on a return of premium (the premium paid less amounts withdrawn), a roll-up (an accumulation of premium at a specified interest rate adjusted for withdrawals), a reset (the contract value on a specified anniversary date adjusted for subsequent withdrawals, which is allowed to decrease when reset), or a ratchet (the contract value on a specified anniversary date adjusted for subsequent withdrawals, which is never allowed to decrease when reset). For a variable annuity contract, a decline in the stock market causing the contract value to fall below the specified amount will increase the net amount at risk, which is the GMDB in excess of the contract value.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

GMABs provide the annuity contract holder with a guaranteed minimum account value at the end of the product’s guarantee period. If the account value is below that guarantee at the end of the period, the account value is increased to the guaranteed level and the contract continues from that point. Options for the guarantee period are ten and twenty years.

GMIBs provide the annuity contract holder with a guaranteed minimum payment when the contract is annuitized. The GMIB would be beneficial to the contract holder if the contract holder’s account value would otherwise not provide a higher annuitization value using currently offered rates at the time of annuitization. GMIB benefits generally anticipate payout between ages 60 and 90. The Company first issued GMIBs in 2002 and suspended issuing contracts with GMIBs by March 2009. GMIBs cannot be exercised within seven years of contract issuance. Contracts issued since September 2007 cannot be exercised within ten years of contract issuance.

GMWBs provide the annuity contract holder with a guarantee that a minimum amount will be available for withdrawal annually for life regardless of the contract value. Reserves for GMWBs are based on actuarial principles for these types of guarantees. In 2009 the Company suspended issuing contracts with GMWBs. The number of variable annuity contracts with GMWBs is not material.

All policyholders’ reserves and accruals are based on the various estimates discussed previously and are presented net of reinsurance. Management believes that these liabilities and accruals represent management’s best estimate and will be sufficient, in conjunction with future revenues, to meet future anticipated obligations of policies and contracts in force.

s.	Liabilities for deposit-type contracts

Liabilities for funding agreements, dividend accumulations, premium deposit funds, investment-type contracts such as supplementary contracts not involving life contingencies, and certain structured settlement annuities are based on account value or accepted actuarial methods using applicable interest rates. Fair value is estimated by discounting expected future cash flows using current market rates.

t.	Policyholders’ dividends

The liability for policyholders’ dividends includes the estimated amount of annual dividends and settlement dividends expected to be paid to policyholders in the following year. Policyholders’ dividends incurred are recorded in the Statutory Statements of Income (Loss). Dividends expected to be paid to policyholders in the following year are approved annually by the Company’s Board of Directors. The allocation of these dividends to policyholders reflects the relative contribution of each group of participating policies to surplus and considers, among other factors, investment returns, mortality and morbidity experience, expenses, and income tax charges. Settlement dividends are an extra dividend payable at termination of a policy upon maturity, death, or surrender.

u.	Asset valuation reserve

The Company maintains an AVR. The AVR is a contingency reserve to stabilize surplus against fluctuations in the statement value of common stocks, real estate investments, partnerships and LLCs as well as credit-related declines in the value of bonds, mortgage loans, and certain derivatives to the extent that AVR is greater than zero for the appropriate asset category. The AVR is reported in the Statutory Statements of Financial Position and the change in AVR is reported in the Statutory Statements of Changes in Surplus.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

v.	Interest maintenance reserve

The Company maintains an IMR. The IMR is used to stabilize net income against fluctuations in interest rates. After-tax realized capital gains and losses which result from changes in the overall level of interest rates for all types of fixed-income investments and interest-related hedging activities are deferred into the IMR and amortized into revenue using the grouped amortization method. The IMR is included in other liabilities on the Company’s Statutory Statements of Financial Position, or if negative, is nonadmitted and excluded from the Statutory Statements of Financial Position.

w.	Securities sold under agreements to repurchase

The Company has entered into contracts for securities sold under agreements to repurchase whereby the Company sells securities and simultaneously agrees to repurchase the same or substantially the same securities. Securities sold with agreement to repurchase are accounted for as collateralized borrowings with the proceeds from the sale of the securities recorded as a liability and the underlying securities recorded as an investment by the Company. Earnings on these investments are recorded as investment income and the difference between the proceeds and the amount at which the securities will be subsequently reacquired is amortized as interest expense, a component of investment expense which is reported in net investment income on the Statutory Statements of Income (Loss). The Company utilizes the proceeds from these agreements to make investments in short-term or cash equivalent investments.

The Company provides collateral as dictated by the agreements to the counterparty in exchange for a loan amount. If the fair value of the securities sold becomes less than the loan amount, the counterparty may require additional collateral.

x.	Commercial paper

The Company issues commercial paper in the form of unsecured notes (“Notes”) and interest on the Notes is calculated using a 360-day year based on the actual number of days elapsed. Commercial paper is reported as a liability on the Company’s Statutory Statements of Financial Position. Due to the short-term nature of the Notes, the carrying value is assumed to approximate fair value.

y.	Other liabilities

Other liabilities primarily include liabilities related to amounts held for agents, other payable items, derivative payables, and unsettled suspense balances.

z.	Participating contracts

Participating contracts are those contracts that share in the equity of the Company. Participating contracts issued by the Company represented 71% and 68% of the Company’s policyholders’ reserves and liabilities for deposit-type contracts as of December 31, 2009 and 2008, respectively.

aa.	Reinsurance

The Company enters into reinsurance agreements with affiliated and unaffiliated insurers in the normal course of business in order to limit its insurance risk. The Company’s initial retention limit per individual life insured is generally $15 million.

Premium income, benefits to policyholders, and policyholders’ reserves are stated net of reinsurance. Premium, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company records a receivable for reinsured benefits paid and reduces policyholders’ reserves for the portion of insurance liabilities that are reinsured. Commissions and expense allowances on reinsurance ceded and modified coinsurance reserve adjustments on reinsurance ceded are recorded as revenue.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

bb.	Premium and related expense recognition

Life insurance premium revenue is generally recognized annually on the anniversary date of the policy and excess premium for flexible products is recognized when received. Annuity premium is recognized as revenue when received. Disability income premium is recognized as revenue when due.

Premium revenue is adjusted by the related deferred premium adjustment. Deferred premium adjusts for the overstatement created in the calculation of reserves as the reserve computation assumes the entire year’s net premium is collected annually at the beginning of the policy year and does not take into account installment or modal payments. Commissions and other costs related to issuance of new policies and policy maintenance and settlement costs are charged to current operations when incurred. Surrender fee charges on certain life and annuity products are recorded as a reduction of benefits and expenses.

cc.	Realized capital gains and losses including other-than-temporary impairments and unrealized capital gains and losses

Realized capital gains and losses, net of taxes, exclude gains and losses deferred into the IMR and gains and losses of the separate accounts. Realized capital gains and losses are recognized in net income and include OTTI, which are determined using the specific identification method.

Bonds - general

The Company employs a systematic methodology to evaluate OTTI by conducting a quarterly analysis of all bonds. The Company considers the following factors, where applicable depending on the type of securities, in the evaluation of whether a noninterest related decline in value is other than temporary: (a) the likelihood that the Company will be able to collect all amounts due according to the contractual terms of the debt security; (b) the present value of the expected future cash flows of the security; (c) the characteristics, quality and value of the underlying collateral or issuer securing the position; (d) collateral structure; (e) the length of time and extent to which the fair value has been below amortized cost; (f) the financial condition and near-term prospects of the issuer; (g) adverse conditions related to the security or industry; (h) the rating of the security; and (i) the Company’s ability and intent to hold the investment for a period of time sufficient to allow for an anticipated recovery to amortized cost. The Company considers the following factors in the evaluation of whether an interest related decline in value is other than temporary: (a) the Company’s near-term intent to sell; (b) the Company’s contractual and regulatory obligations; and (c) the Company’s ability and intent not to sell the investment until anticipated recovery of the cost of the investment. The Company also considers other qualitative and quantitative factors in determining the existence of OTTI including, but not limited to, unrealized loss trend analysis and significant short-term changes in value. When a bond is other-than-temporarily impaired, a new cost basis is established. Any difference between the new amortized cost basis and any increases in the present value of future cash flows expected to be collected is accreted into net investment income over the expected life of the bond.

As of July 1, 2009, if the Company has the intent to sell or the inability or lack of intent to retain the investment in a loan-backed or structured security for a period of time sufficient to recover the amortized cost basis, OTTI are recognized in earnings as realized losses equal to the entire difference between the investments’ amortized cost bases and their fair values at the balance sheet date. Otherwise, if the present value of cash flows expected to be collected is less than the amortized cost basis of the security, an OTTI is recognized in earnings as a realized loss equal to the difference between the investment’s amortized cost basis and the present value of cash flows expected to be collected, discounted at the loan-backed or structured security’s effective interest rate. For the period from July 1, 2008 through June 30, 2009, the Company utilized undiscounted cash flows to determine OTTI for structured securities. Internal inputs used in determining the amount of the OTTI on structured securities included collateral performance including prepayment speeds, default rates, and loss severity based on borrower and loan characteristics, as well as deal structure including subordination, over-collateralization and cash flow priority. Prior to July 1, 2008, resulting cash flows were discounted at spreads consistent with their fair values. This review process provided a framework for deriving OTTI in a manner consistent with market participant assumptions. In these analyses, credit quality by loan vintage, collateral type and investment structure were critical elements in determining OTTI.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Bonds - ABS and MBS

ABS and MBS are evaluated for OTTI on a periodic basis using scenarios customized by collateral type. Cash flow estimates are based on various assumptions and inputs obtained from external industry sources along with internal analysis and actual experience. Assumptions are based on the specifics of each security including collateral type, loan type, vintage, and position in the structure. Where applicable, assumptions include prepayment speeds, default rates and severity, weighted average maturity, collateral values, and changes in the collateral values.

Bonds - CDOs

The Company has a review process for determining if CDO investments are at risk for OTTI. For the senior, mezzanine and junior debt tranches, cash flows are modeled using five scenarios based on the current ratings and values of the underlying corporate credit risks and incorporating prepayment and default assumptions that vary according to collateral attributes of each deal. The prepayment and default assumptions are varied within each model based upon rating (base case), historical expectations (default), rating change improvement (optimistic), rating change downgrade (pessimistic), and fair value (market). The default rates produced by these five scenarios are assigned an expectation weight according to current market and economic conditions and fed into a sixth scenario. OTTI are recorded if this sixth scenario results in the default of any principal or interest payments due.

For the most subordinated noncoupon bearing junior tranches (CDO tranches), the present value of the projected cash flows in the sixth scenario are measured using an effective yield. If the current book value of the security is greater than the present value measured using an effective yield, then OTTI are taken in an amount sufficient to produce their effective yield. Certain CDOs cannot be modeled using all six scenarios because of limitations on the data needed for all scenarios. The cash flows for these CDOs, including foreign denominated CDOs, are projected using a customized scenario management believes is reasonable for the applicable collateral pool.

Common and preferred stock

The cost basis of common and preferred stocks is adjusted for impairments deemed to be other than temporary. The Company considers the following factors in the evaluation of whether a decline in value is other than temporary: (a) the financial condition and near-term prospects of the issuer; (b) the Company’s ability and intent to retain the investment for a period of time sufficient to allow for a near-term recovery in value; and (c) the period and degree to which the value has been below cost. The Company conducts a quarterly analysis of issuers whose common or preferred stock is not-in-good standing or valued below 80% of cost. The Company also considers other qualitative and quantitative factors in determining the existence of OTTI including, but not limited to, unrealized loss trend analysis and significant short-term changes. If the impairment is other than temporary, a new cost basis is established.

Mortgage loans

When it is probable that the Company will be unable to collect all amounts due, according to contractual terms of the mortgage loan agreement, the valuation allowance adjustment is reversed from unrealized capital losses and recorded as OTTI in realized capital losses. When an event occurs resulting in an OTTI, a new cost basis is established at the fair value of the collateral. An impairment is deemed other than temporary when the acquisition of the collateral is probable. The amount recorded reflects a reasonable estimate of the collateral value.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Real estate

For real estate held for the production of income, depreciated cost is adjusted for impairment whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable, with the impairment being included in realized capital losses. An impairment is recognized if the carrying amount exceeds the sum of undiscounted cash flows expected to result from the uses and dispositions. The impairment loss is measured as the amount by which the carrying value exceeds its fair value.

For real estate held for sale, the fair value is determined by an appraisal based on relevant market data and net sale price. Any subsequent declines in value are recorded as an impairment included in realized capital losses.

Partnerships and LLCs

When it is probable that the Company will be unable to recover the outstanding carrying value of an investment based on undiscounted cash flows, or there is evidence indicating an inability of the investee to sustain earnings to justify the carrying value of the investment, OTTI are recognized in realized capital losses reflecting the excess of the carrying value over the estimated fair value of the investment. The estimated fair value is determined by assessing the value of the partnership’s or LLC’s underlying assets, cash flow, current financial condition and other market factors.

For determining impairments in partnerships which generate LIHTC, the Company uses the present value of all future benefits, the majority of which are tax credits, discounted at a risk-free rate ranging from 0.9% for future benefits of two years to 3.7% for future benefits of ten years or greater and compares the results to its current book values. Impairments are recognized as realized capital losses.

Unrealized capital gains and losses

Unrealized capital gains and losses are recorded as a change in surplus.

dd.	Employee compensation plans

The Company’s long-term incentive compensation plan was effective as of January 1, 2008 under this plan certain employees of the Company and its subsidiaries may be issued phantom share-based compensation awards. These awards include Phantom Stock Appreciation Rights (“PSAR”) and Phantom Restricted Stock (“PRS”). These awards do not grant an equity or ownership interest in the Company.

PSAR provide the participant the right to receive the appreciation in phantom stock price over the award period, providing an individual with the opportunity to share in the value created in the total enterprise. Awards can only be settled in cash equal to the gain, if any, related to the number of PSAR exercised. PSAR cliff vest at the end of three years and expire five years after the date of grant. Vested PSAR may be exercised during quarterly two-week exercise periods prior to expiration. The compensation expense for an individual award is recognized over the service period.

PRS provides the participant with the opportunity to receive the full phantom share value (grant price plus/minus any change in share price) over the award period. PRS vests on a graded basis over five years, one third per year after years three, four and five and are paid upon vesting. On each vesting date, a lump sum cash settlement is paid to the participant based on the number of shares vested multiplied by the most recent phantom stock price. Compensation expense is recognized on the accelerated attribution method. The accelerated attribution method recognizes compensation expense over the vesting period by which each separate payout year is treated as if it were, in substance, a separate award.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

All awards granted under the Company plans are compensatory classified awards. Compensation costs are based on the most recent quarterly calculated intrinsic value of the PSAR and PRS considering vesting provisions, net of forfeiture assumptions and are included in the Statutory Statements of Financial Position as a liability in general expenses due or accrued. The compensation expense for an individual award is recognized over the service period. The cumulative compensation expense for all outstanding awards in any period is equal to the change in calculated liability period over period. The requisite service period for the awards is the vesting period. Awards contain vesting conditions, whereby employees’ unvested awards immediately vest at the time of retirement, death, or disability with a one year exercise period after termination. A formula has been established, which serves as the basis for the phantom share price, based on the core operating earnings of the Company and its subsidiaries. This phantom share price will be calculated and communicated to all participants quarterly and used in calculating the liability of the Company based on intrinsic value.

ee.	Federal income taxes

Total federal income taxes are based upon the Company’s best estimate of its current and deferred tax liabilities. Current tax expense is reported on the income statement as federal income tax expense if resulting from operations, and within net realized capital gains (losses) if resulting from capital transactions. Changes in the balances of deferred taxes, which provide for book versus tax temporary differences, are subject to limitations and are reported within surplus. Changes to deferred income taxes are reported on various lines within surplus. Limitations of deferred income taxes are recorded on the change in nonadmitted assets line, whereas, deferred taxes associated with net unrealized capital gains (losses) are shown within that caption on a net basis. Accordingly, the reporting of statutory to tax temporary differences, such as reserves and policy acquisition costs, and of statutory to tax permanent differences, such as tax-exempt interest and tax credits, results in effective tax rates that differ from the federal statutory tax rate.

3.	New accounting standards

In November 2009, the NAIC issued new guidance pertaining to accounting requirements for income taxes, which increases the potential admittance of deferred tax assets. It provides an increase in the admissibility limitation from 10% to 15% of surplus and an increase in the reversal/realization periods from one to three years. It requires gross deferred tax assets to be reduced by a statutory valuation allowance if it is more likely than not that some portion or all of the gross deferred tax assets will not be realized. The valuation allowance is required whether or not an insurer can admit a higher deferred tax asset based on the new standard, i.e. whether its risk-based capital (“RBC”) exceeds the minimum threshold. Significant disclosures are required, including splitting the deferred tax asset and deferred tax liability by character, regardless of whether the company is eligible for the enhanced deferred tax asset admissibility standard. This guidance was issued as Statement of Statutory Accounting Principles (“SSAP”) No. 10R, “Income Taxes – Revised, A Temporary Replacement of SSAP No. 10,” and is effective for 2009 annual statements and 2010 interim and annual statements. In the event subsequent deferred tax asset admission guidance is not adopted by the end of this statement’s effective period, SSAP No. 10 is reinstated as authoritative guidance for accounting and reporting of income taxes for statutory financial statements. The effect, as of December 31, 2009, of adopting this pronouncement was an increase to deferred tax assets of approximately $293 million.

In September 2009, the NAIC issued new guidance pertaining to loan-backed and structured securities, which supersedes existing guidance regarding treatment of cash flows when quantifying changes in valuation and impairments of loan-backed and structured securities. This revised guidance provides information on accounting for structured securities and beneficial interests with the primary impact related to OTTI. It requires the bifurcation of impairment losses into interest and noninterest related portions. The noninterest portion is the difference between the present value of cash flows expected to be collected from the security and the amortized cost basis of the security. The interest portion is the difference between the present value of cash flows expected to be collected from the security and its fair value at the balance sheet date. If there is no intent to sell and the company has the intent and the ability to retain the investment to recovery, then only the noninterest loss is recognized through earnings. However, if there is an intent to sell or the company does not have the intent and ability to hold the investment for a period of time

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

sufficient to recover the amortized cost basis, the security must be written down to fair value and the loss recognized through earnings. This guidance requires a cumulative effect adjustment to statutory surplus as of July 1, 2009. For any previously other-than-temporarily impaired structured security to be included in the cumulative effect adjustment, the company must still hold the security as of September 30, 2009, must not have the intent to sell the security and must have the intent and ability to hold the security for a period of time sufficient to recover the security’s amortized cost basis. It further requires additional disclosures, including a listing of all investments where the present value of cash flows is less than amortized cost for securities with a recognized OTTI. This guidance was issued as SSAP No. 43R, “Loan-backed and Structured Securities,” and is effective September 30, 2009. The cumulative effect, as of July 1, 2009, of adopting this pronouncement was a decrease to surplus of approximately $70 million, net of the impact of AVR and income taxes. In December 2009, the NAIC amended SSAP No. 43R to incorporate new guidance to determine the designation and carrying value for non-agency Residential Mortgage Backed Securities (“RMBS”). The NAIC contracted with PIMCO, an independent third party, to model the RMBS. To establish the initial NAIC designation, the current book price is compared to the range of values generated by PIMCO’s analysis and assigned to the six NAIC designations for each CUSIP to determine the security’s carrying value method (amortized cost or fair value). For Life companies, securities with NAIC designation 1-5 are held at amortized cost, securities with NAIC designation 6 are held at fair value. When it is initially determined that a security is an NAIC 6 designation that should be held at fair value, then the process is repeated comparing the new carrying value (fair value instead of amortized cost) to the modeled value and basing the final designation on that result. This modification was effective for year end 2009. This new value was used to determine the final NAIC rating to be reported in the Annual Statement and the RBC charge for each residential mortgage backed security.

In December 2008, the NAIC issued new guidance pertaining to accounting for transfers and servicing of financial assets and extinguishments of liabilities. This guidance requires that all servicing assets and servicing liabilities should initially be measured at fair value. It also requires the inclusion of separately recognized servicing assets and servicing liabilities in the calculation of proceeds from the sale of assets and modifies the illustrations included within previously issued guidance. It further revises the accounting measurement method for such items to a fair value measurement method. It confirms guidance regarding servicing assets and servicing liabilities established from the transfer of financial assets to a qualifying special purpose entity in a guaranteed mortgage securitization in which the transferor retains all of the resulting securities. It also continues nonsubstantive revisions in which the term “retained interests” is replaced with “interests that continue to be held by the transferor,” and amends the definition to exclude servicing assets and servicing liabilities. This guidance was issued as SSAP No. 91(R), “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities,” and was effective January 1, 2009. Adoption of this statement did not have a significant impact on the Company.

In September 2008, the NAIC issued guidance pertaining to accounting for certain securities subsequent to an OTTI. This guidance establishes the statutory accounting principles for the treatment of premium or discount applicable to certain securities subsequent to the recognition of an OTTI. It requires that, after recognizing an OTTI, the fair value on the impairment date becomes the new cost basis, and the insurer must amortize any premium or accrete any discount to the par value by the maturity date, or to realizable value if the anticipated recovery is less than par. The unaccrued discount would be accrued over the remaining life of the security based on the amount and timing of future estimated cash flows. It also clarifies that for reporting entities required to maintain such reserves, credit related OTTI losses are to be recorded through the AVR, while interest related OTTI losses are to be recorded through the IMR. This guidance was issued as SSAP No. 99, “Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment,” and was effective January 1, 2009. The Company has recorded an impact of approximately $12 million of additional income.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

4.	Investments

The Company maintains a diversified investment portfolio. Investment policies limit concentration in any asset class, geographic region, industry group, economic characteristic, investment quality, or individual investment.

a.	Bonds

The carrying value and fair value of bonds were as follows:

	December 31, 2009
	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Millions)

U. S. government	$13,192	$159	$1,001	$12,350
All other governments	116	17	—	133
States, territories and possessions	1,152	108	9	1,251
Special revenue	1,474	108	—	1,582
Industrial and miscellaneous	27,628	1,263	1,824	27,067
Credit tenant loans	107	10	—	117
Parent, subsidiaries and affiliates	3,053	76	256	2,873

Total	$46,722	$1,741	$3,090	$45,373

Note: The unrealized loss column does not include $98 million in unrealized losses which are embedded in the carrying value column. These unrealized losses embedded in the carrying value column include $69 million from NAIC category 6 bonds and $12 million reclassified from NAIC category 6 for RMBS with ratings obtained from future losses modeling performed by an outside modeler and, $17 million from other bonds.

	December 31, 2008
	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Millions)

U. S. government	$9,401	$1,697	$5	$11,092
All other governments	115	34	—	149
States, territories and possessions	1,062	38	14	1,086
Special revenue	3,065	169	16	3,219
Public utilities	1,528	25	101	1,452
Industrial and miscellaneous	26,722	662	4,635	22,747
Credit tenant loans	170	7	—	177
Parent, subsidiaries and affiliates	3,102	29	542	2,589

Total	$45,165	$2,661	$5,313	$42,511

Note: The unrealized loss column does not include $84 million in unrealized losses from NAIC category 6 bonds which are embedded in the carrying value column.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The table below sets forth the Securities Valuation Office (“SVO”) ratings for the bond portfolio as of December 31, 2009, along with what the Company believes were the equivalent rating agency designations, for all bonds except RMBS, which were rated by an outside modeler:

		December 31, 2009
NAIC Class	Equivalent Rating Agency Designation	Carrying Value	% of Total
		($ In Millions)

1	Aaa/Aa/A	$31,202	67%
2	Baa	11,588	25
3	Ba	1,593	4
4	B	1,520	3
5	Caa and lower	596	1
6	In or near default	223	—

	Total	$46,722	100%

The table below sets forth RMBS securities as of December 31, 2009 after reflection of the mandated adjustment to NAIC designation from future loss modeling performed by an outside modeler:

	December 31, 2009
NAIC Class	Carrying Value	% of Total
	($ In Millions)

1	$3,074	79%
2	141	4
3	255	7
4	369	9
5	55	1
6	7	—

Total	$3,901	100%

Note: The table above excludes $11 million of RMBS securities that were not modeled.

The table below sets forth the SVO ratings for the total bond portfolio as of December 31, 2008, along with what the Company believes were the equivalent rating agency designations:

		December 31, 2008
NAIC Class	Equivalent Rating Agency Designation	Carrying Value	% of Total
		($ In Millions)

1	Aaa/Aa/A	$31,504	70%
2	Baa	10,004	22
3	Ba	1,504	3
4	B	1,438	3
5	Caa and lower	521	1
6	In or near default	194	1

	Total	$45,165	100%

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following table summarizes the carrying value and fair value of bonds as of December 31, 2009 by contractual maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties. Securities that are not due on a single maturity date are included as of the final maturity date.

	Carrying Value	Fair Value
	(In Millions)

Due in one year or less	$2,181	$2,193
Due after one year through five years	10,610	10,746
Due after five years through ten years	12,896	13,115
Due after 10 years	21,035	19,319

Total	$46,722	$45,373

The proceeds from sales of bonds were $8,034 million for the year ended December 31, 2009 and $6,582 million for the year ended December 31, 2008.

The following is an analysis of the fair values and gross unrealized losses aggregated by bond category and length of time that the securities were in a continuous unrealized loss position as of December 31, 2009 and 2008.

	December 31, 2009
	Less than 12 months			12 months or longer
	Fair Value	Unrealized Losses	Number of Issuers	Fair Value	Unrealized Losses	Number of Issuers
	($ In Millions)

U. S. government	$5,822	$315	18	$3,008	$703	1
All other governments	38	—	5	—	—	—
States, territories and possessions	106	3	12	30	5	2
Special revenue	12	—	13	—	—	3
Industrial and miscellaneous	2,909	183	531	6,612	1,676	792
Parent, subsidiaries and affiliates	723	55	8	761	248	11

Total	$9,610	$556	587	$10,411	$2,632	809

Note: The unrealized losses in this table include $98 million of losses embedded in the carrying value of bonds. These unrealized losses include $69 million from NAIC category 6 bonds, $12 million reclassified from NAIC 6 for RMBS with ratings obtained from future losses modeling performed by an outside modeler and $17 million from other bonds.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2008
	Less than 12 months			12 months or longer
	Fair Value	Unrealized Losses	Number of Issuers	Fair Value	Unrealized Losses	Number of Issuers
	($ In Millions)

U. S. government	$202	$4	37	$20	$1	28
States, territories and possessions	367	10	29	24	3	1
Special revenue	209	12	36	41	4	9
Industrial and miscellaneous	11,254	1,847	1,327	5,430	2,970	682
Credit tenant loans	58	4	6	—	—	—
Parent, subsidiaries and affiliates	849	249	8	429	293	7

Total	$12,939	$2,126	1,443	$5,944	$3,271	727

Note: The unrealized losses in this table include $84 million of unrealized losses from NAIC category 6 bonds which are embedded in the carrying value of bonds.

For industrial and miscellaneous, the decrease in unrealized loss for the current period, for the less than twelve months category, is due to asset sales, OTTI and market recovery. In addition, the unrealized loss includes a $14 million increase in unrealized losses from NAIC category 6 bonds. For industrial and miscellaneous, the majority of the unrealized losses are due to a reduction in fair value since the bonds were issued, resulting from the decline in the credit markets, liquidity, and other uncertainties that are reflected in current market values. These factors continue to impact the value of residential mortgage-backed securities (“RMBS”) and have now spread to the broader bond market significantly affecting values in leveraged loans and commercial mortgage-backed securities (“CMBS”). Deterioration of underlying collateral, downgrades of credit ratings, or other factors may lead to further declines in value.

As of December 31, 2009, investments in structured and loan-backed securities, including holdings for which an OTTI has not been recognized in earnings and which are in an unrealized loss position, had a fair value of $5,987 million which were in an unrealized loss position of $332 million. These investments in an unrealized loss position greater than 12 months of $1,222 million had a fair value of $4,911 million. These investments were primarily U.S. government and industrial and miscellaneous.

Based on the Company’s policies, as of December 31, 2009 and 2008, the Company has not deemed these investments to be other-than-temporarily impaired because the carrying value of the investments is expected to be realized based on our analysis of fair value or, for loan-backed and structured securities based on present value of cash flows, and the Company has the ability and intent not to sell these investments until recovery, which may be maturity.

The Company did not sell any securities at a loss or in a loss position with the NAIC’s designation 3 or below through the years ended December 31, 2009 or 2008, that were reacquired within 30 days of the sale date.

The Company had assets which were on deposit with government authorities or trustees as required by law in the amount of $44 million as of December 31, 2009 and $43 million as of December 31, 2008.

Residential mortgage-backed exposure

As of December 31, 2009, of the $42,294 million of U.S. government, special revenue, and industrial and miscellaneous bonds, the Company had $5,579 million of RMBS bonds and Collateralized Debt Obligations (“CDOs”) with residential mortgage exposure, of which $2,202 million was prime, $2,324 million was Alt-A and $1,053 million was subprime. As of December 31, 2008, of the $39,188 million of U.S. government, special revenue, and industrial and miscellaneous bonds, the Company had $10,027 million of RMBS bonds and CDOs with residential mortgage exposure, of which $5,400 million was prime, $3,109 million was Alt-A and $1,518 million was subprime. The Alt-A category includes option adjustable rate mortgages, and the subprime category includes “scratch and dent” or reperforming pools,

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

high loan to value pools, and pools where the borrowers have very impaired credit but the average loan to value is low, typically 70% or below. In identifying Alt-A and subprime exposure, management used a combination of qualitative and quantitative factors, including FICO scores and loan-to-value ratios.

Beginning in 2007, market conditions for Alt-A and subprime investments deteriorated due to higher delinquencies, reduced home prices, and reduced refinancing opportunities. This market turbulence has spread to other credit markets. It is unclear how long it will take for a return to more liquid market conditions.

The actual cost, carrying value and fair value of the Company’s bond investments with significant prime, Alt-A or subprime exposure were as follows:

	December 31, 2009
	Actual Cost	Carrying Value	Fair Value
	(In Millions)
Prime:
Agency	$1,608	$1,667	$1,786
Non Agency	606	535	453

Total prime	2,214	2,202	2,239

Alt-A:
Residential mortgage-backed securities	3,049	2,324	1,528
Collateralized debt obligations	—	—	—

Total Alt-A	3,049	2,324	1,528

Subprime:
Residential mortgage-backed securities	1,335	1,053	865
Collateralized debt obligations	7	—	—

Total subprime	1,342	1,053	865

Total prime, Alt-A and subprime	$6,605	$5,579	$4,632

	December 31, 2008
	Actual Cost	Carrying Value	Fair Value
	(In Millions)
Prime
Agency	$4,322	$4,417	$4,655
Non Agency	1,012	983	702

Total Prime	5,334	5,400	5,357

Alt-A:
Residential mortgage-backed securities	3,778	3,027	1,625
Collateralized debt obligations	88	82	82

Total Alt-A	3,866	3,109	1,707

Subprime:
Residential mortgage-backed securities	1,779	1,517	1,139
Collateralized debt obligations	13	1	1

Total subprime	1,792	1,518	1,140

Total Prime, Alt-A and subprime	$10,992	$10,027	$8,204

Note: The actual cost in these tables is reduced by paydowns.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following tables show the percentage by statement value of Alt-A and subprime RMBS by vintage (representing the year the pool of loans was originated) and nationally recognized credit quality ratings as of December 31, 2009 and 2008:

December 31, 2009
Year	AAA	AA	A	BBB	BB and Below	Total
2009	—%	—%	—%	—%	0.1%	0.1%
2008	—	0.2	—	—	—	0.2
2007	0.8	0.1	0.3	0.4	7.3	8.9
2006	2.0	1.7	1.1	3.9	27.4	36.1
2005 and prior	12.6	12.8	5.8	10.8	12.7	54.7

Total	15.4%	14.8%	7.2%	15.1%	47.5%	100.0%

Note: The mandated adjustments to NAIC designations from future loss modeling performed by the outside modeler do not impact the vintage tables.

December 31, 2008
Year	AAA	AA	A	BBB	BB and Below	Total
2008	0.2%	—%	—%	—%	—%	0.2%
2007	5.9	1.3	0.1	0.7	1.7	9.7
2006	32.3	2.3	1.0	0.9	0.9	37.4
2005 and prior	39.9	10.2	1.3	0.9	0.4	52.7

Total	78.3%	13.8%	2.4%	2.5%	3.0%	100.0%

During 2009, there were significant credit downgrades for the securities held by the Company which were backed by residential mortgage pools. The majority of these downgrades occurred during the quarter ended March 31, 2009. Subsequent to December 31, 2009, there were no significant additional downgrades.

The following tables show the percentage by statement value of prime RMBS by vintage (representing the year the pool of loans was originated) and nationally recognized credit quality ratings as of December 31, 2009 and 2008:

December 31, 2009
Year	AAA	AA	A	BBB	BB and Below	Total
2008	1.0%	—%	—%	—%	—%	1.0%
2007	1.3	—	—	—	1.7	3.0
2006	8.4	—	—	0.2	5.6	14.2
2005 and prior	70.5	5.1	2.3	0.8	3.1	81.8

Total	81.2%	5.1%	2.3%	1.0%	10.4%	100.0%

Note: No loans are held with a 2009 origination date.

December 31, 2008
Year	AAA	AA	A	BBB	BB and Below	Total
2008	3.6%	—%	—%	—%	—%	3.6%
2007	7.0	0.5	—	—	—	7.5
2006	8.6	0.5	0.3	0.1	—	9.5
2005 and prior	78.1	0.9	0.3	0.1	—	79.4

Total	97.3%	1.9%	0.6%	0.2%	—%	100.0%

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Leveraged loan exposure

Leveraged loans are loans extended to companies or individuals that already have considerable amounts of debt. The Company reports leveraged loans as bonds. These leveraged loans have interest rates that are higher than typical loans that reflect the additional risk of default from issuers with high debt-to-equity ratios. The actual cost, carrying value and fair value of the Company’s domestic and European leveraged loans were as follows:

	December 31, 2009
	Actual Cost	Carrying Value	Fair Value
	(In Millions)

Domestic leveraged loans	$1,554	$1,494	$1,430
Domestic leveraged loan CDOs	1,314	1,248	1,084

Total domestic leveraged loans and CDOs	2,868	2,742	2,514

European leveraged loans	1,175	1,039	845

Total leveraged loans and CDOs	$4,043	$3,781	$3,359

	December 31, 2008
	Actual Cost	Carrying Value	Fair Value
	(In Millions)

Domestic leveraged loans	$1,802	$1,728	$1,304
Domestic leveraged loan CDOs	929	881	447

Total domestic leveraged loans and CDOs	2,731	2,609	1,751

European leveraged loans	911	888	388

Total leveraged loans and CDOs	$3,642	$3,497	$2,139

Note: The actual cost in these tables is reduced by paydowns.

Commercial mortgage-backed exposure

The Company holds bonds backed by pools of commercial mortgages. The mortgages in these pools have varying risk characteristics related to underlying collateral type, borrower’s risk profile and ability to refinance, and the return provided to the borrower from the underlying collateral. These investments had actual cost of $3,221 million and fair value of $3,046 million as of December 31, 2009. These investments had actual cost of $3,422 million and fair value of $2,720 million as of December 31, 2008.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following table shows the percentage by statement value of commercial mortgage-backed securities by vintage (representing the year the pool of loans was originated) and nationally recognized credit quality ratings as of December 31, 2009 and 2008:

December 31, 2009
Year	AAA	AA	A	BBB	BB and Below	Total
2008	1.6%	0.7%	0.5%	0.6%	0.4%	3.8%
2007	10.8	0.3	3.5	1.0	—	15.6
2006	23.1	0.4	0.2	—	—	23.7
2005 and prior	51.2	2.4	0.9	1.3	1.1	56.9

Total	86.7%	3.8%	5.1%	2.9%	1.5%	100.0%

Note: No loans are held with a 2009 origination date.

December 31, 2008
Year	AAA	AA	A	BBB	BB and Below	Total
2008	3.1%	0.3%	0.2%	—%	—%	3.6%
2007	14.5	0.2	—	—	—	14.7
2006	22.0	0.3	—	—	—	22.3
2005 and prior	54.1	2.2	0.9	1.2	1.0	59.4

Total	93.7%	3.0%	1.1%	1.2%	1.0%	100.0%

b.	Preferred stocks

The Company held preferred stocks with a carrying value of $128 million and fair value of $138 million as of December 31, 2009. The Company held preferred stocks with a carrying value of $126 million and fair value of $91 million as of December 31, 2008.

As of December 31, 2009 and 2008, the Company had no preferred stock with Alt-A, subprime or prime exposure.

The Company held preferred stocks for which the transfer of ownership was restricted by contractual requirements with carrying values of $125 million as of December 31, 2009 and $124 million as of December 31, 2008.

c.	Common stocks - unaffiliated

The adjusted cost basis and carrying value of unaffiliated common stocks were as follows:

	December 31,
	2009	2008
	(In Millions)

Adjusted cost basis	$222	$338
Gross unrealized gains	47	37
Gross unrealized losses	(28)	(110)

Carrying value	$241	$265

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

As of December 31, 2009, investments in unaffiliated common stocks in an unrealized loss position included holdings with a fair value of $29 million in 164 issuers. These holdings were in an unrealized loss position of $28 million, $26 million of which were in an unrealized loss position more than 12 months. As of December 31, 2008, investments in unaffiliated common stocks in an unrealized loss position included holdings with a fair value of $137 million in 554 issuers. These holdings were in an unrealized loss position of $110 million, $50 million of which were in an unrealized loss position more than 12 months. Based upon the Company’s impairment review process discussed in Note 2cc.“Realized capital gains and losses including other-than-temporary impairments and unrealized capital gains and losses”, the decline in value of these securities was not considered to be other than temporary as of December 31, 2009 or 2008.

The Company held $1 million of common stocks with exposure to RMBS as of December 31, 2009 and none as of December 31, 2008.

The Company held common stocks for which the transfer of ownership was restricted by contractual requirements with carrying values of $178 million as of December 31, 2009 and $67 million as of December 31, 2008.

d.	Common stocks - subsidiaries and affiliates

The Company has two primary domestic life insurance subsidiaries, C.M. Life Insurance Company (“C.M. Life”), a subsidiary which primarily writes fixed and variable annuities and universal life insurance business, and MML Bay State Life Insurance Company (“Bay State”), a subsidiary of C.M. Life which primarily writes variable life and bank owned life insurance business.

Summarized below is combined statutory financial information for the unconsolidated domestic life insurance subsidiaries:

	As of and for the Years Ended December 31,
	2009	2008	2007
	(In Millions)

Total revenue	$1,367	$1,257	$1,088
Net income (loss)	52	(67)	97
Assets	12,516	11,716	13,262
Liabilities	11,640	10,816	12,471
Equity	876	900	791

One of the Company’s wholly owned subsidiaries, MassMutual Holding LLC (“MMHLLC”), is the parent of subsidiaries which include retail and institutional asset management, registered broker dealers, and international life and annuity operations.

Summarized below is U.S. GAAP financial information for MMHLLC:

	As of and for the Years Ended December 31,
	2009	2008	2007
	(In Millions)

Total revenue	$8,109	$201	$6,725
Net income (loss)	161	132	523
Assets	43,828	36,832	43,426
Liabilities	37,500	34,563	40,187
Equity	6,328	2,269	3,239

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The U.S. GAAP equity values of $6,328 million, $2,269 million and $3,239 million in the preceding table consist of MMHLLC statutory carrying values of $2,627 million, $1,185 million and $2,001 million as of December 31, 2009, 2008 and 2007, respectively, plus the carrying value of MMHLLC that is nonadmitted under statutory accounting principles. MMHLLC’s primary investments are in businesses such as its investment in the asset management operations and the related consolidated investment funds of OppenheimerFunds, Inc., Babson Capital Management LLC, Cornerstone Real Estate Advisers, LLC, Baring Asset Management, Inc. and its investment in international life insurance operations in Japan, Hong Kong and Taiwan.

Common stocks of unconsolidated subsidiaries, primarily MMHLLC, are accounted for using the statutory equity method. The Company accounts for the value of its investment in its subsidiary, MMHLLC, at its underlying U.S. GAAP net equity, adjusted for certain nonadmitted and intangible assets. A new guideline requiring U.S. GAAP reporting entities to reclassify noncontrolling interests as part of equity became effective January 1, 2009. As of December 31, 2009, the statutory value of MMHLLC increased by $1,442 million from December 31, 2008. Of this increase, $1,699 million was attributable to the change in the U.S. GAAP equity of MMHLLC as a result of the reclassification of noncontrolling interests as part of equity. The Division has affirmed the statutory recognition of the Company’s application of the noncontrolling interest guidelines in regards to MMHLLC’s equity value. The current statutory carrying amount of MMHLLC, based on its U.S. GAAP equity including noncontrolling interests, remains significantly below its fair value.

Legal matters at the Company’s subsidiaries, to the extent they develop adversely, may have a negative impact on the Company’s investment in MMHLLC. OppenheimerFunds Inc., an indirect subsidiary of MMHLLC, is currently involved in discussions regarding the performance of certain funds within certain states’ respective 529 college tuition savings plans. An accrual representing the amount that management believes is sufficient to cover these matters is included in the valuation of the Company’s investment in MMHLLC. Since 2009, approximately 34 federal lawsuits have been filed as putative class actions in connection with the performance of certain funds distributed and advised by Oppenheimer Acquisition Corporation’s subsidiaries, indirect subsidiaries of MMHLLC. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of these funds contained misrepresentations and omissions, that the investment policies of these funds were not followed, and that these funds and other defendants violated federal securities laws and regulations and certain state laws. The cases have been consolidated into nine groups, one for each of the funds, and are currently pending in federal district court in Colorado. Lead plaintiff and counsel have been appointed in each of the nine groups, and motions to dismiss on behalf of the co-defendants have been filed or will be filed in these actions. The Company believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. Beyond these matters, MMHLLC’s subsidiaries are involved in litigation arising in the ordinary course of the subsidiaries’ businesses. While the Company is not aware of any actions or allegations that should reasonably give rise to a material adverse impact to the Company’s financial position or liquidity, because of the uncertainties involved with some of these matters, future revisions to the estimates of the potential liability could materially affect the Company’s financial position.

The Company recognized $71 million of OTTI on affiliated investment funds for the year ended December 31, 2009, of which $6 million is offset by the change in the Company’s non-qualified benefit plan liability. OTTI of $18 million on affiliated investment funds were based on internal models. The Company recognized $40 million of OTTI on affiliated investment funds for the year ended December 31, 2008, $7 million of which were based on internal models.

As of December 31, 2009 and 2008, the Company had no affiliated common stocks for which the transfer of ownership was restricted by contractual requirements.

The Company does not rely on dividends from its subsidiaries to meet its operating cash flow requirements. For C.M. Life, substantially all of the statutory shareholder’s equity of approximately $718 million as of December 31, 2009 was subject to dividend restrictions imposed by various state regulations.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

International insurance subsidiaries primarily include operations in Japan, Hong Kong and Taiwan. Historically, the Company has reinvested a substantial portion of its unrestricted earnings in these operations.

In 2009, the Company contributed capital of $60 million to C.M. Life. In 2008, the Company contributed capital of $9 million to its subsidiaries, including MMHLLC.

The Company received $130 million of cash dividends, recorded in net investment income, from MMHLLC through December 2009. The Company received $635 million of cash and cash equivalent dividends from MMHLLC through December 2008. The Company received an $18 million non-cash dividend from MMHLLC in January 2008 for the ownership transfer of Invicta Holdings, LLC from MMHLLC to the Company.

The Company issued debt to MMHLLC and its subsidiaries that amounted to $1,493 million as of December 31, 2009 and 2008. The Company recorded interest income on MMHLLC debt of $91 million, $63 million and $75 million in 2009, 2008 and 2007 respectively.

e.	Mortgage loans

Mortgage loans are comprised of commercial mortgage loans and residential mortgage loan pools. The carrying value of mortgage loans was $11,090 million, net of valuation allowances of $173 million as of December 31, 2009. The carrying value of mortgage loans was $11,876 million, net of valuation allowances of $58 million as of December 31, 2008.

On occasion, the Company advances funds for the payment of taxes, assessments and other amounts such as real estate taxes, legal bills, and appraisals prepared by a designated external appraiser to protect collateral. Typically, advances are made on problem loans for which the Company is in negotiations with the borrower. To the extent that advances are not recoverable, they are written off as a realized loss upon the disposition of the mortgage loan. Taxes, assessments, and other amounts advanced on behalf of a third party, not included in the mortgage loan carrying value total, were less than $1 million as of December 31, 2009 and 2008.

Commercial mortgage loans

The Company’s commercial mortgage loans primarily finance various types of commercial real estate properties throughout the U.S. and Canada. The Company holds commercial mortgage loans for which it is the primary lender and mezzanine loans for which the Company is a secondary lender, often for a commercial property in development. These loans have varying risk characteristics including, among others, the borrower’s liquidity, the underlying percentage of completion of a project, the returns generated by the collateral, the refinance risk associated with maturity of the loan and deteriorating collateral value.

The following table sets forth the commercial mortgage loan portfolio by property type:

	December 31,
	2009		2008
	Carrying Value	% of Total	Carrying Value	% of Total
	($ In Millions)
Office	$3,317	39%	$3,627	39%
Apartments	2,376	27	2,618	28
Industrial and other	1,698	19	1,643	18
Retail	731	8	727	8
Hotels	647	7	654	7

Total	$8,769	100%	$9,269	100%

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The loan-to-value ratio by property type of the Company’s commercial mortgage loans were as follows:

	December 31, 2009
	Less than 71%	71% to 80%	81% to 90%	91% to 95%	Above 95%	Total
	(In Millions)
Office	$1,081	$485	$817	$288	$646	$3,317
Apartments	605	330	586	201	654	2,376
Industrial and other	397	225	368	308	400	1,698
Retail	320	105	25	6	275	731
Hotels	293	163	—	—	191	647

Total	$2,696	$1,308	$1,796	$803	$2,166	$8,769

	December 31, 2008
	Less than 71%	71% to 80%	81% to 90%	91% to 95%	Above 95%	Total
	(In Millions)
Office	$2,426	$1,003	$138	$60	$—	$3,627
Apartments	1,188	963	151	22	294	2,618
Industrial and other	590	1,035	18	—	—	1,643
Retail	358	284	85	—	—	727
Hotels	603	46	5	—	—	654

Total	$5,165	$3,331	$397	$82	$294	$9,269

Residential mortgage loan pools

Residential mortgage loan pools are pools of homogeneous residential mortgage loans substantially backed by Federal Housing Administration (“FHA”) and Veterans Administration (“VA”) guarantees. The Company does not originate any residential mortgages but invests in residential mortgage loan pools which may contain mortgages of subprime credit quality. The Company purchases seasoned loan pools, most of which are FHA insured or VA guaranteed. As of December 31, 2009 and 2008, the Company had no direct subprime exposure through the purchases of unsecuritized whole-loan pools. The Company had mortgages with residential mortgage-backed exposure with a carrying value of $2,321 million as of December 31, 2009 and $2,607 million as of December 31, 2008, most of which were FHA insured or VA guaranteed.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The amortized cost, carrying value, fair value, and related gross realized losses from other-than-temporary impairments of the Company’s mortgage loans were as follows:

	December 31, 2009			Year Ended December 31, 2009
	Amortized Cost	Carrying Value	Fair Value	Other-Than- Temporary Impairments	Change in Provision for Loan Losses
	(In Millions)
Commercial mortgage loans
Primary lender	$8,743	$8,697	$8,361	$7	$95
Mezzanine loans	127	72	71	56	20

Total commercial mortgage loans	8,870	8,769	8,432	63	115

Residential mortgage loans
FHA and VA guaranteed	2,293	2,293	2,133	—	—
Other residential loans	28	28	28	—	—

Total residential mortgage loans	2,321	2,321	2,161	—	—

Total mortgage loans	$11,191	$11,090	$10,593	$63	$115

Note: As of December 31, 2009, changes in provision for loan losses included $160 million of additions, $42 million of direct write-downs and $3 million of recoveries.

	December 31, 2008			Year Ended December 31, 2008
	Amortized Cost	Carrying Value	Fair Value	Other-Than- Temporary Impairment	Change in Provision for Loan Losses
	(In Millions)
Commercial mortgage loans
Primary lender	$9,158	$9,125	$8,935	$1	$23
Mezzanine loans	180	144	128	—	35

Total commercial mortgage loans	9,338	9,269	9,063	1	58

Residential mortgage loans
FHA and VA guaranteed	2,577	2,577	2,586	—	—
Other residential loans	30	30	31	—	—

Total residential mortgage loans	2,607	2,607	2,617	—	—

Total mortgage loans	$11,945	$11,876	$11,680	$1	$58

Note: As of December 31, 2008, changes in provision for loan losses included $58 million of additions. There were no direct write-downs or recoveries.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

As of December 31, 2009, scheduled mortgage loan maturities, net of valuation allowances, were as follows (in millions):

2010	$1,061
2011	1,148
2012	1,565
2013	734
2014	832
Thereafter	3,429

Commercial mortgage loans	8,769
Residential mortgage loan pools	2,321

Total mortgage loans	$11,090

As of December 31, 2009 and 2008, mortgage loan lending rates, including fixed and variable, on the portfolio of mortgage loans were:

	December 31, 2009			December 31, 2008
	Low	High	Weighted Average	Low	High	Weighted Average
Commercial mortgage loans	1.0%	12.0%	5.7%	1.9%	10.4%	5.7%
Residential mortgage loan pools	3.6%	13.7%	6.5%	4.0%	13.7%	6.5%
Mezzanine mortgage loans	3.0%	17.0%	8.7%	4.0%	18.0%	10.4%

During the years ended December 31, 2009 and 2008, mortgage loan lending rates, including fixed and variable, on new issues were:

	December 31, 2009			December 31, 2008
	Low	High	Weighted Average	Low	High	Weighted Average
Commercial mortgage loans	1.2%	12.0%	7.5%	1.9%	6.6%	5.5%
Residential mortgage loan pools	—	—	—	5.9%	6.8%	6.4%
Mezzanine mortgage loans	15.0%	15.0%	15.0%	9.0%	12.0%	10.3%

The maximum percentage of any one commercial mortgage loan to the estimated value of secured collateral at the time the loan was originated, exclusive of mezzanine, insured, guaranteed or purchase money mortgages, was 89.5% as of December 31, 2009 and 2008. The maximum percentage of any one mezzanine loan to the estimated value of secured collateral at the time the loan was originated was 97.5% as of December 31, 2009 and 2008.

As of December 31, 2009 and 2008, the Company had no restructured loans. Restructured loans typically have been modified to defer a portion of the contracted interest payments to future periods. No interest was deferred to future periods for the years ended December 31, 2009 or 2008.

As of December 31, 2009, no interest was deferred to future periods from mortgage loans on properties under development and $6 million was deferred for the year ended December 31, 2008.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Mortgage loans with valuation allowances consisted of the following:

	December 31,
	2009	2008
	(In Millions)

Mortgage loans with valuation allowance	$849	$276
Less valuation allowance on impaired loans	(173)	(58)

Net carrying value of mortgage loans with valuation allowances	$676	$218

Average recorded investment mortgage loans with valuation allowances	$666	$160

There was $47 million in interest income on impaired loans as of December 31, 2009 and no interest income on impaired loans as of December 31, 2008.

There were no mortgage loans with interest more than 180 days past due as of December 31, 2009 or 2008.

The geographic distribution of mortgage loans was as follows:

	December 31,
	2009		2008
	Carrying Value	Average Loan-to-value Ratio	Carrying Value	Average Loan-to-value Ratio
	($In Millions)

California	$2,160	83%	$2,362	69%
Texas	841	79%	998	57%
Massachusetts	613	73%	658	69%
Illinois	510	90%	527	74%
Washington	362	79%	385	71%
Arizona	340	85%	316	67%
All other states	3,358	78%	3,512	62%
Canada	585	74%	511	68%

Total commercial mortgage loans	8,769	80%	9,269	65%
Residential mortgage loan pools	2,321	—	2,607	—

Total mortgage loans	$11,090	80%	$11,876	65%

Note: The All other states in this table consist of 35 states with individual mortgage loan exposures of $338 million or less.

Geographical concentration is considered prior to the purchase of mortgage loans and residential mortgage loan pools. Surplus was not materially impacted by the geographical concentrations for the years ended December 31, 2009 or 2008.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

f.	Real estate

The carrying value of real estate was as follows:

	December 31,
	2009	2008
	(In Millions)

Held for the production of income	$2,008	$1,898
Accumulated depreciation	(779)	(694)
Encumbrances	(277)	(282)

Held for the production of income, net	952	922

Held for sale	27	38

Occupied by the Company	217	215
Accumulated depreciation	(101)	(90)

Occupied by the Company, net	116	125

Total real estate	$1,095	$1,085

The Company invests in real estate as part of its diversified investment strategy. Properties are acquired and managed for net income growth and increasing value. Properties acquired through foreclosure are managed similarly. If a property in the portfolio is underperforming or is not expected to outperform the market in the future it is recommended for sale. Upon management’s approval for the sale of a property it is classified as held for sale. Properties acquired through foreclosure are classified as held for sale.

The carrying value of non-income producing real estate was $31 million as of December 31, 2009, including one residential complex for $25 million, an office complex under renovation for $6 million and two land parcels for less than $1 million. The carrying value of non-income producing real estate was $40 million as of December 31, 2008, including a residential complex for $34 million, an office complex for $6 million, and two land parcels for less than $1 million.

Of the eight properties classified as held for sale as of December 31, 2008, seven single family residences and units of a condominium complex were sold for a net loss of $3 million. One property, a condominium complex, remained classified as held for sale as of December 31, 2009.

Through 2009, nine single family residences were acquired as part of an employee relocation program and classified as held for sale. Of these residences, six were sold for a net loss of $1 million. As of December 31, 2009, the Company held four properties classified as held for sale.

Of the fourteen properties classified as held for sale as of December 31, 2007, five single family residences, two hotels, two office complexes and a parcel of land were sold in 2008 for a net gain of $42 million. Also in 2008, one residential complex was reclassified as held for the production of income.

Through 2008, eight single family residences were acquired as part of an employee relocation program and classified as held for sale. Of these residences, three were sold for a loss of less than $1 million. As of December 31, 2008, the Company held eight properties classified as held for sale.

Depreciation expense on real estate was $94 million, for the year ended December 31, 2009, $89 million for the year ended December 31, 2008, and $87 million for the year ended December 31, 2007.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

g.	Partnerships and limited liability companies

Partnership and LLC holdings, at carrying value, had characteristics of:

	December 31,
	2009	2008
	(In Millions)

Common stocks	$2,395	$2,943
Real estate	1,203	1,176
Fixed maturities/preferred stock	814	730
Low income housing tax credits (“LIHTCs”)	211	235
Mortgage loans	140	89
Other	50	47

Total	$4,813	$5,220

Residential mortgage-backed exposure

As of December 31, 2009 and 2008, the Company did not hold any partnerships or LLCs with significant Alt-A or subprime exposure.

Low income housing tax credit properties

The Company invests in partnerships which generate LIHTCs. These investments currently have unexpired tax credits which range from one to ten years and have an initial 15 year holding period requirement.

The OTTI for LIHTC investments were as follows:

	Years Ended December 31,
	2009	2008
	(In Millions)

NHT XXV Tax Credit Fund LP	$3	$—
Boston Financial Equity Tax Credit I	1	—
Countryside Corp Tax 3	1	—
Boston Capital Corp Tax X	1	—
Countryside Corp Tax V	1	—
Countryside VI	1	—
Raymond James Gateway II	1	—
Raymond James XXVII LP	1	—
Citi GTCG IV	1	—
Boston Financial Equity Tax Credit III	—	2
MM Guilford Fund	—	1

Total	$11	$3

There were no write-downs or reclassifications made during the years ended December 31, 2009 or 2008 due to forfeiture or ineligibility of tax credits or similar issues. In addition, there are no LIHTCs currently subject to regulatory review.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

h.	Net investment income

Net investment income was derived from the following sources:

	Years Ended December 31,
	2009	2008	2007
	(In Millions)

Bonds	$2,349	$2,435	$2,448
Preferred stocks	4	6	18
Common stocks - subsidiaries and affiliates	136	660	390
Common stocks - unaffiliated	5	27	52
Mortgage loans	665	712	702
Policy loans	681	657	606
Real estate	163	213	221
Partnerships and LLCs	244	290	445
Derivatives	202	253	139
Cash, cash equivalents and short-term investments	13	74	89
Other	4	14	18

Subtotal investment income	4,466	5,341	5,128
Amortization of the IMR	28	(37)	(24)
Net gains (losses) from separate accounts	(1)	2	—
Less investment expenses	(422)	(443)	(487)

Net investment income	$4,071	$4,863	$4,617

i.	Net realized capital gains and losses

Net realized capital gains (losses) were comprised of the following:

	Year Ended December 31, 2009
	Realized Gains	Realized Losses	OTTI	Net Realized Gains / Losses
	(In Millions)

Bonds	$420	$(130)	$(613)	$(323)
Preferred stocks	5	—	—	5
Common stocks - subsidiaries and affiliates	14	(4)	(71)	(61)
Common stocks - unaffiliated	116	(20)	(67)	29
Mortgage loans	—	(18)	(63)	(81)
Real estate	—	(4)	—	(4)
Partnerships and LLCs	—	—	(251)	(251)
Derivatives and other	598	(838)	—	(240)

	$1,153	$(1,014)	$(1,065)	(926)

Federal and state taxes				131

Net realized capital gains (losses) before deferral to the IMR				(795)

Net (gains) losses deferred to the IMR				(308)
Less taxes				242

Net after tax (gains) losses deferred to the IMR				(66)

Net realized capital gains (losses)				$(861)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	Year Ended December 31, 2008
	Realized Gains	Realized Losses	OTTI	Net Realized Gains / Losses
	(In Millions)

Bonds	$684	$(431)	$(1,018)	$(765)
Preferred stocks	2	(10)	(36)	(44)
Common stocks - subsidiaries and affiliates	20	(53)	(69)	(102)
Common stocks - unaffiliated	105	(86)	(34)	(15)
Mortgage loans	15	(10)	(1)	4
Real estate	53	(12)	—	41
Partnerships and LLCs	18	(1)	(397)	(380)
Derivatives and other	976	(683)	(55)	238

	$1,873	$(1,286)	$(1,610)	(1,023)

Federal and state taxes				29

Net realized capital gains (losses) before deferral to the IMR				(994)

Net (gains) losses deferred to the IMR				(361)
Less taxes				122

Net after tax (gains) losses deferred to the IMR				(239)

Net realized capital gains (losses)				$(1,233)

	Year Ended December 31, 2007
	Realized Gains	Realized Losses	OTTI	Net Realized Gains / Losses
	(In Millions)

Bonds	$95	$(43)	$(504)	$(452)
Preferred stocks	5	—	(24)	(19)
Common stocks - subsidiaries and affiliates	21	(17)	—	4
Common stocks - unaffiliated	184	(39)	(38)	107
Mortgage loans	17	(23)	—	(6)
Real estate	208	(17)	—	191
Partnerships and LLCs	9	—	(98)	(89)
Derivatives and other	109	(256)	(15)	(162)

	$648	$(395)	$(679)	(426)

Federal and state taxes				(45)

Net realized capital gains (losses) before deferral to the IMR				(471)

Net (gains) losses deferred to the IMR				31
Less taxes				9

Net after tax (gains) losses deferred to the IMR				40

Net realized capital gains (losses)				$(431)

Portions of realized capital gains and losses, which were determined to be interest related, were deferred into the IMR. The IMR balance was a liability of $37 million as of December 31, 2009 and a liability of $5 million as of December 31, 2008.

Refer to Note 2v. “Interest maintenance reserve” for information on the Company’s policy for IMR.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Bond impairments were comprised of the following:

	Years Ended December 31,
	2009	2008	2007
	(In Millions)
Structured and loan-backed securities
Alt-A RMBS	$(202)	$(579)	$(205)
Alt-A CDOs	(2)	(19)	(97)
Subprime RMBS	(123)	(151)	(123)
Subprime CDOs	—	(4)	(23)
Prime RMBS	(34)	(23)	—
All other CDOs	(22)	(30)	(17)
CMBS	(1)	(2)	(3)

Total structured and loan-backed securities	(384)	(808)	(468)

Leveraged loans
Domestic leveraged loans	(52)	(56)	(3)
European leveraged loans	(89)	(51)	—

Total leveraged loans	(141)	(107)	(3)

Corporate bonds	(88)	(103)	(33)

Total bonds	$(613)	$(1,018)	$(504)

Of the $613 million of OTTI for the year ended December 31, 2009, 62% were determined using internally developed models. Of the $1,018 million of OTTI for the year ended December 31, 2008, 30% were determined using internally developed models.

Loan-backed and structured securities

For the first two quarters of 2009, statutory OTTI of structured and other loan-backed securities were based on undiscounted cash flow models which produced $173 million of impairments, significantly less than impairing to fair value which was the method used in the first two quarters of 2008. As discussed in Note 3 “New accounting standards,” the Company adopted a new accounting standard for determining whether or not an impairment is other than temporary for structured and loan-backed securities. The effect of adopting the new standard, as of July 1, 2009, was a $107 million decrease in the book value of the associated bonds. This adjustment was recorded in surplus as a cumulative effect of an accounting change, with an offsetting tax adjustment of $37 million and a corresponding adjustment to AVR of under $1 million.

The following table contains loan-backed and structured securities that recognized OTTI, through the six months ended December 31, 2009 as described in Note 2cc. “Realized capital gains and losses including other-than-temporary impairments and unrealized capital gains and losses,” classified on the following bases for recognizing OTTI (in millions):

Period from July 1, 2009 through December 31, 2009

Reason for impairment	OTTI

Intent to sell	$—
Inability or lack of intent to retain for a period of time sufficient to recover amortized cost basis	—
Present value of cash flows expected to be collected than amortized cost basis	(203)

Total	$(203)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Refer to Note 22 “Impairment listing for loan-backed and structured securities” for CUSIP level detail of impaired structured securities (present value of cash flows is less than cost or amortized cost), including securities with a recognized OTTI for noninterest related declines for which a nonrecognized interest related impairment remains.

j.	Securities sold under agreements to repurchase

The Company had securities sold under agreements to repurchase with total carrying values of $3,439 million as of December 31, 2009 and $3,414 million as of December 31, 2008. As of December 31, 2009, the maturities of these agreements were January 5, 2010 through February 18, 2010 and the interest rates ranged from 0.1% to 0.2%. The outstanding amounts were collateralized by bonds with a fair value of $3,396 million as of December 31, 2009 and $3,460 million as of December 31, 2008.

k.	Derivative financial instruments

The Company uses derivative financial instruments in the normal course of business to manage risks, primarily to reduce interest rate and duration imbalances determined in asset/liability analyses. The Company also uses a combination of derivatives and fixed income investments to create synthetic investment positions. These combined investments are created opportunistically when they are economically more attractive than the replicated instrument or when the replicated instruments are unavailable. The Company held synthetic assets, which were considered replicated asset transactions as defined under statutory accounting principles, of $90 million as of December 31, 2009 and $140 million as of December 31, 2008. The Company’s derivative strategy employs a variety of derivative financial instruments, including interest rate swaps, currency swaps, equity and credit default swaps, options, interest rate caps and floors, forward contracts, and financial futures. Investment risk is assessed on a portfolio basis and individual derivative financial instruments are not designated in hedging relationships; therefore, as allowed by accounting rules, the Company specifically and intentionally made the decision not to apply hedge accounting.

Under interest rate swaps, the Company agrees, at specified intervals, to an exchange of variable rate and fixed rate interest payments calculated by reference to an agreed upon notional principal amount. Typically, no cash is exchanged at the outset of the contract and no principal payments are made by either party. Cash is paid or received based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date. Interest rate swaps are primarily utilized to more closely match the interest rate cash flows of assets and liabilities. Interest rate swaps are also used to mitigate changes in the value of assets anticipated to be purchased and other anticipated transactions and commitments.

Under currency swaps, the Company agrees to an exchange of principal denominated in two different currencies at current rates, under an agreement to repay the principal at a specified future date and rate. The Company utilizes currency swaps for the purpose of managing currency exchange risks in its assets.

Credit default swaps involve a transfer of the credit risk of fixed income instruments from one party to another in exchange for periodic premium payments. The buyer of the credit swap receives credit protection, whereas the seller of the swap guarantees the credit worthiness of the underlying security. This transfers the risk of default from the buyer of the swap to the seller. If a specified credit event occurs, as defined by the agreement, the seller is obligated to pay the counterparty the contractually agreed upon amount and receives in return the underlying security in an amount equal to the notional value of the credit default swap. A credit event is generally defined as default on contractually obligated interest or principal payments or bankruptcy. The Company does not write credit default swaps as a participant in the credit insurance market but does sell swaps to generate returns consistent with bond returns when the actual bond is not available or the market price is more expensive.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company uses credit default swaps to either reduce exposure to particular issuers by buying protection or increase exposure to issuers by selling protection against specified credit events. The Company buys protection as an efficient means to reduce credit exposure to particular issuers or sectors in the Company’s investment portfolio. The Company sells protection to enhance the return on its investment portfolio by providing comparable exposure to fixed income securities that might not be available in the primary market or to enter into synthetic transactions by buying a high quality liquid bond to match against the credit default swap.

Options grant the purchaser the right to buy or sell a security or enter into a derivative transaction at a stated price within a stated period. The Company’s option contracts have terms of up to 15 years. A swaption is an option to enter into an interest rate swap at a future date. The Company purchases these options in order to protect against undesirable financial effects resulting from interest rate exposures that exist in its assets and/or liabilities.

Interest rate cap agreements are option contracts in which the seller agrees to limit the purchaser’s risk associated with an increase in a reference rate or index in return for a premium. Interest rate floor agreements are option contracts in which the seller agrees to limit the purchaser’s risk associated with a decline in a reference rate or index in return for a premium. The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company’s loss in this environment. These derivative instruments are used to reduce the duration risk of fixed maturity investments to match certain life insurance products in accordance with the Company’s asset and liability management policy.

The Company utilizes certain other agreements including forward contracts and financial futures to reduce exposures to various risks. Forward contracts and financial futures are used by the Company to manage market risks relating to interest rates. Currency forwards are contracts in which the Company agrees with other parties to exchange specified amounts of identified currencies at a specified future date. Typically, the exchange is agreed upon at the time of the contract. The Company also uses “to be announced” (“TBAs”) forward contracts to participate in the investment return on mortgage-backed securities. The Company believes that TBAs can provide a more liquid and cost effective method of participating in the investment return on mortgage-backed securities than purchasing or selling individual mortgage-backed pools. Typically, the price is agreed upon at the time of the contract and payment is made at a specified future date. The Company usually does not purchase TBAs with settlement by the first possible delivery date and thus accounts for these TBAs as derivatives. TBAs which settle on the first possible delivery date are accounted for as bonds. The Company’s futures contracts are exchange traded and have credit risk. Margin requirements are met with the deposit of securities. Futures contracts are generally settled with offsetting transactions.

The Company’s principal derivative market risk exposures are interest rate risk, which includes the impact of inflation, and credit risk. Interest rate risk pertains to the change in fair value of the derivative instruments as market interest rates move. The Company is exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. In order to minimize credit risk, the Company and its derivative counterparties require collateral to be posted in the amount owed under each transaction, subject to threshold and minimum transfer amounts that are functions of the rating on the counterparty’s long term, unsecured, unsubordinated debt. Additionally, in many instances, the Company enters into agreements with counterparties that allow for contracts in a positive position, where the Company is due amounts, to be offset by contracts in a negative position. This right of offset, combined with collateral obtained from counterparties, reduces the Company’s exposure. Collateral pledged by the counterparties was $2,175 million as of December 31, 2009 and $3,158 million as of December 31, 2008. Market value exposure at risk, in a net gain position, net of offsets and collateral, was $229 million as of December 31, 2009 and $188 million as of December 31, 2008 based on NAIC prescribed rules. The Company’s net amount at risk including interest on collateral on the full market value used to settle with counterparties was $65 million as of December 31, 2009 and $115 million as of December 31, 2008. Negative values in the carrying value of a particular derivative category can result from a counterparty’s right to offset positions in multiple derivative financial instruments. The Company regularly monitors counterparty credit ratings and exposures, derivative positions and valuations, and the value of collateral posted to ensure counterparties are credit-worthy and the concentration of exposure is minimized. The Company monitors this exposure as part of its management of the Company’s overall credit exposures.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following tables summarize the carrying values and notional amounts of the Company’s derivative financial instruments:

	December 31, 2009
	Assets		Liabilities
	Carrying Value	Notional Amount	Carrying Value	Notional Amount
	(In Millions)

Interest rate swaps	$1,890	$46,506	$92	$3,238
Currency swaps	113	972	80	622
Options	335	7,657	(46)	740
Asset and credit default swaps	52	1,064	—	68
Interest rate caps and floors	3	340	—	—
Forward contracts	1	1,445	(10)	1,751
Financial futures - long positions	—	420	—	—

Total	$2,394	$58,404	$116	$6,419

	December 31, 2008
	Assets		Liabilities
	Carrying Value	Notional Amount	Carrying Value	Notional Amount
	(In Millions)

Interest rate swaps	$2,068	$34,204	$405	$3,706
Currency swaps	237	1,170	35	629
Options	1,146	5,708	(81)	752
Asset, equity and credit default swaps	87	817	(7)	89
Interest rate caps and floors	3	750	—	—
Forward contracts	6	1,459	28	1,089
Financial futures - long positions	—	517	—	—
Financial futures - short positions	—	93	—	—

Total	$3,547	$44,718	$380	$6,265

Notional amounts do not represent amounts exchanged by the parties and thus are not a measure of the Company’s exposure. The amounts exchanged are calculated on the basis of the notional amounts and the other terms of the instruments, which relate to interest rates, exchange rates, security prices, or financial and other indices.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following table summarizes the Company’s notional amounts by contractual maturity and type of derivative:

	One year or less	One through five years	Five through ten years	After ten years	December 31,
					2009	2008
					Total	Total
	(In Millions)

Interest rate swaps	$11,926	$7,927	$9,630	$20,261	$49,744	$37,910
Currency swaps	82	1,059	429	24	1,594	1,799
Options	—	502	675	7,220	8,397	6,460
Other derivatives	3,732	817	239	300	5,088	4,814

Total	$15,740	$10,305	$10,973	$27,805	$64,823	$50,983

The following table represents the Company’s net notional interest rate swap positions:

	December 31,
	2009	2008
	(In Millions)

Open interest rate swaps in a fixed receive position	$19,920	$18,511
Open interest rate swaps in a fixed pay position	22,578	17,414
Other interest related swaps	7,246	1,985

Total interest rate swaps	$49,744	$37,910

The following tables summarize the Company’s change in net realized gains (losses) on closed contracts and change in unrealized gains (losses) on the mark to market of open contracts by derivative type:

	December 31, 2009
	Change In Net Realized Gains (Losses) Closed Contracts	Change In Unrealized Gains (Losses) Mark-to-Market Open Contracts

	(In Millions)

Interest rate swaps	$(70)	$135
Currency swaps	67	(169)
Asset, equity and credit default swaps	12	(69)
Options	(32)	(836)
Interest rate caps and floors	—	1
Forward contracts	63	32
Financial futures - long positions	(39)	—
Financial futures - short positions	(168)	—

Total	$(167)	$(906)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2008
	Change In Net Realized Gains (Losses) Closed Contracts	Change In Unrealized Gains (Losses) Mark-to-Market Open Contracts

	(In Millions)

Interest rate swaps	$63	$749
Currency swaps	(37)	180
Asset, equity and credit default swaps	93	58
Options	(15)	945
Interest rate caps and floors	—	1
Forward contracts	94	(15)
Financial futures - long positions	49	—
Financial futures - short positions	53	—

Total	$300	$1,918

	December 31, 2007
	Change In Net Realized Gains (Losses) Closed Contracts	Change In Unrealized Gains (Losses) Mark-to-Market Open Contracts

	(In Millions)

Interest rate swaps	$(40)	$338
Currency swaps	(18)	(97)
Asset, equity and credit default swaps	—	42
Options	(41)	28
Forward contracts	(7)	2
Financial futures - long positions	(4)	—
Financial futures - short positions	(30)	—

Total	$(140)	$313

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

5.	Fair value of financial instruments

The following fair value disclosure summarizes the Company’s financial instruments:

	December 31,
	2009		2008
	Carrying Value	Fair Value	Carrying Value	Fair Value

	(In Millions)

Financial assets:
Bonds	$46,722	$45,373	$45,165	$42,511
Preferred stocks	128	138	126	91
Common stocks - unaffiliated	241	241	265	265
Mortgage loans	11,090	10,593	11,876	11,680
Policy loans	8,486	10,435	8,885	10,839
Derivative financial instruments	2,394	2,394	3,547	3,547
Cash, cash equivalents and short-term investments	2,251	2,251	2,621	2,621

Financial liabilities:
Derivative financial instruments	$116	$116	$380	$380
Commercial paper	250	250	250	250
Securities sold under agreements to repurchase	3,439	3,439	3,414	3,414
Funding agreements	1,525	1,599	2,632	2,691
Investment-type insurance contracts:
Group annuity investment contracts	6,953	7,317	7,202	7,233
Individual annuity investment contracts	3,391	3,437	2,461	2,519
Guaranteed investment contracts	26	27	325	329
Supplementary investment contracts	1,020	1,021	1,010	1,010

The use of different assumptions or valuation methodologies may have a material impact on the estimated fair value amounts.

Level 3 bonds as defined below were 25.0% of the total fair value of bonds as of December 31, 2009 and 28.5% as of December 31, 2008.

The average fair value of outstanding derivative financial instrument assets over the course of the year was $2,971 million in 2009 and $2,457 million in 2008. The average fair value of outstanding derivative financial instrument liabilities over the course of the year was $248 million in 2009 and $243 million in 2008.

Fair value hierarchy

The Company’s valuation techniques are based upon observable and unobservable pricing inputs. Observable inputs reflect market data obtained from independent sources based on trades of securities, while unobservable inputs reflect the Company’s market assumptions. These inputs comprise the following fair value hierarchy:

Level 1 – Observable inputs in the form of quoted prices for identical instruments in active markets.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active or other inputs that are observable or can be derived from observable market data for substantially the full term of the assets or liabilities.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Level 3 – One or more unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets and liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using internal models, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

When available, the Company generally uses unadjusted quotable market prices from independent sources to determine the fair value of investments, and classifies such items within Level 1 of the fair value hierarchy. If quotable prices are not available, prices are derived from observable market data for similar assets in an active market or obtained directly from brokers for identical assets traded in an inactive market. Investments which are priced using these inputs are classified within Level 2 of the fair value hierarchy. When some of the necessary observable inputs are unavailable, fair value is based upon internally developed models. These models use inputs that are not directly observable or correlated with observable market data. Typical inputs which are integrated in the Company’s internal discounted cash flow models and discounted earnings models include, but are not limited to, issuer spreads derived from internal credit ratings, benchmark yields such as the London Inter-bank Offering Rate, cash flow estimates and earnings before interest, taxes depreciation and amortization estimates. Investments which are priced with such unobservable inputs are classified within Level 3 of the fair value hierarchy.

The fair value for investment-type insurance contracts and funding agreements is determined as follows:

The fair value of group annuity investment contracts is determined by multiplying the book value of the contract by an average market value adjustment factor. The market value adjustment factor is directly related to the difference between the book value of client liabilities and the present value of installment payments discounted at current market value yields. The market value yield is measured by the Barclay's Aggregate Bond Index and the installment period is equivalent to the duration of the Company’s invested asset portfolio.

The fair value of individual annuity investment and supplementary contracts is determined using one of several methods based on the specific contract type. For short-term contracts, generally less than 30 days, the fair value is assumed to be the market value. For contracts with longer durations, GICs, Funding Agreements, and investment-type contracts, the fair value is determined by calculating the present value of future cash flows discounted at current market interest rates, the risk-free rate or a current pricing yield curve based on pricing assumptions using assets of a comparable corporate bond quality. Participating annuities are accumulated at the average minimum guaranteed rate and discounted at the risk-free rate. Nonparticipating deferred annuities are valued using cash flow projections from the Company’s asset-liability management analysis.

The fair value of short-term debt instruments, a maturity less than 30 days, is assumed to be equal to the book value. The Company generally uses unadjusted quotable market prices from independent brokers, when available, to determine the fair value of debt instruments with a maturity greater than 30 days. The fair value of real estate encumbrances is determined by discounting the future contractual cash flows plus any final balloon payment to the present value using a current market interest rate.

For the year ended December 31, 2009, there were no significant changes to the Company’s valuation techniques.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Assets that are carried at fair value on a recurring basis are marked to market at regular intervals and exclude NAIC category 6 rated bonds. The following tables present the Company’s financial instruments carried at fair value on a recurring basis:

	December 31, 2009
	Level 1	Level 2	Level 3	Netting (1)	Total
	(In Millions)

Financial assets:
Preferred stocks NAIC 4-6	$—	$3	$12	$—	$15
Common stocks - unaffiliated	61	24	156	—	241
Common stocks - subs and affiliates (2)	—	209	64	—	273
Derivative financial instruments	—	3,398	1	(1,005)	2,394
Cash equivalents and short-term investments	—	1,789	—	—	1,789
Separate account assets (3)	29,284	6,858	645	—	36,787

Total financial assets carried at fair value	$29,345	$12,281	$878	$(1,005)	$41,499

Financial liabilities:
Derivative financial instruments	$—	$1,119	$2	$(1,005)	$116

Total financial liabilities carried at fair value	$—	$1,119	$2	$(1,005)	$116

(1)

Netting adjustments represent offsetting positions that may exist under a master-netting agreement with a counterparty where amounts due from the counterparty are offset against amounts due to the counterparty.

(2)	Common stocks – subs and affiliates does not include $2,627 million of MMHLLC equity value and $718 million of C.M. Life equity value.
(3)	$425 million of book value separate account assets and $554 million of market value separate account assets are not carried at fair value and therefore, not included in this table.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2008
	Level 1	Level 2	Level 3	Netting (1)	Total
	(In Millions)

Financial assets:
Preferred stocks NAIC 4-6	$—	$—	$7	$—	$7
Common stocks - unaffiliated	196	2	67	—	265
Common stocks - subs and affiliates (2)	—	182	125	—	307
Derivative financial instruments	—	6,459	8	(2,920)	3,547
Cash equivalents and short-term investments	—	1,556	—	—	1,556
Separate account assets (3)	22,721	6,738	356	—	29,815

Total financial assets carried at fair value	$22,917	$14,937	$563	$(2,920)	$35,497

Financial liabilities:
Derivative financial instruments	$—	$3,295	$5	$(2,920)	$380

Total financial liabilities carried at fair value	$—	$3,295	$5	$(2,920)	$380

(1)

Netting adjustments represent offsetting positions that may exist under a master-netting agreement with a counterparty where amounts due from the counterparty are offset against amounts due to the counterparty.

(2)	Common stocks – subs and affiliates does not include $1,185 million of MMHLLC equity value and $708 million of C.M. Life equity value.
(3)	Book value separate account assets of $665 million and market value separate account assets of $469 million are not carried at fair value and therefore, not included in this table.

Assets that are carried at fair value on a non-recurring basis are marked to market at the time of a specified event. The following tables present the Company’s bonds designated as NAIC category 6 which are carried at fair value on a non-recurring basis:

	December 31, 2009
	Level 1	Level 2	Level 3	Total
	(In Millions)

Bonds NAIC 6:
Industrial and miscellaneous	$—	$51	$90	$141
Parents, subsidiaries and affiliates	—	2	12	14

Total assets carried at fair value on a non-recurring basis	$—	$53	$102	$155

	December 31, 2008
	Level 1	Level 2	Level 3	Total
	(In Millions)
Bonds NAIC 6:
Industrial and miscellaneous	$—	$33	$92	$125
Credit tenant loans	—	—	1	1

Total assets carried at fair value on a non-recurring basis	$—	$33	$93	$126

Note: Bonds in these tables include NAIC category 6 bonds that are carried at the lower of amortized cost or market or fair value.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following tables present changes in the Company’s Level 3 financial instruments which are carried at fair value on a recurring basis, excluding NAIC category 6 rated bonds:

	Balance 12/31/2008	Gains and (losses) in net income	Gains and (losses) in surplus	Acquisitions and dispositions	Transfers into (out of) Level 3	Balance 12/31/2009

	(In Millions)

Financial assets:
Preferred stocks NAIC 4-6	$7	$2	$6	$(3)	$—	$12
Common stocks - unaffiliated	67	—	13	90	(14)	156
Common stocks - subs and affiliates	125	(6)	6	(45)	(16)	64
Derivative financial instruments	8	(7)				1
Separate account assets	356	(30)	76	146	97	645

Total financial assets carried at fair value	$563	$(41)	$101	$188	$67	$878

Financial liabilities:
Derivative financial instruments	$5	$(3)	$—	$—	$—	$2

Total financial liabilities carried at fair value	$5	$(3)	$—	$—	$—	$2

	Balance 12/31/2007	Gains and (losses) in net income	Gains and (losses) in surplus	Acquisitions and dispositions	Transfers into (out of) Level 3	Balance 12/31/2008

	(In Millions)

Financial assets:
Preferred Stocks NAIC 4-6	$23	$(7)	$3	$(7)	$(5)	$7
Common stocks - unaffiliated	152	37	(75)	(48)	1	67
Common stocks - subs and affiliates	952	(71)	(739)	(17)	—	125
Derivative financial instruments	7	1	—	—	—	8
Cash equivalents and short-term investments	—	4	—	(4)	—	—
Separate account assets	455	(3)	(71)	(3)	(22)	356

Total financial assets carried at fair value	$1,589	$(39)	$(882)	$(79)	$(26)	$563

Financial liabilities:
Derivative financial instruments	$3	$2	$—	$—	$—	$5

Total financial liabilities carried at fair value	$3	$2	$—	$—	$—	$5

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

6.	Fixed assets

The Company’s fixed assets, admitted and nonadmitted, are comprised primarily of internally developed and purchased software, operating software, electronic data processing equipment, office equipment and furniture. The following summarizes fixed assets:

	December 31, 2009		Year Ended December 31, 2009
	Carrying Amount	Accumulated Depreciation	Depreciation

	(In Millions)

Data processing	$15	$68	$8
Workstations	2	30	2
Connectivity	3	39	3

Subtotal EDP	20	137	13

Internally developed software	60	164	31
Leasehold improvements	9	14	2
Furniture	2	65	9
Other	1	1	—

Total fixed assets	$92	$381	$55

	December 31, 2008		Year Ended December 31, 2008
	Carrying Amount	Accumulated Depreciation	Depreciation

	(In Millions)

Data processing	$11	$60	$7
Workstations	3	29	2
Connectivity	5	36	5

Subtotal EDP	19	125	14

Internally developed software	171	206	24
Leasehold improvements	8	13	2
Furniture	25	85	10
Other	1	1	—

Total fixed assets	$224	$430	$50

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2007		Year Ended December 31, 2007
	Carrying Amount	Accumulated Depreciation	Depreciation

	(In Millions)
Data processing	$11	$53	$7
Workstations	4	29	2
Connectivity	8	32	5

Subtotal EDP	23	114	14

Internally developed software	139	191	22
Leasehold improvements	8	10	2
Furniture	26	75	10
Other	—	2	—

Total fixed assets	$196	$392	$48

7.	Deferred and uncollected life insurance premium

Deferred and uncollected life insurance premium, net of loading, are included in other than invested assets in the Company’s Statutory Statements of Financial Position. The table below summarizes the deferred and uncollected life insurance premium on a gross basis as well as net of loading.

	December 31,
	2009		2008
	Gross	Net	Gross	Net
	(In Millions)
Ordinary new business	$58	$23	$55	$24
Ordinary renewal	528	580	521	573
Group life	16	16	15	15

Total	$602	$619	$591	$612

Deferred premium is the portion of the annual premium not earned at the reporting date. Loading on deferred premium is an amount obtained by subtracting the valuation net deferred premium from the gross deferred premium and generally includes allowances for acquisition costs and other expenses. Deferred premium adjusts for the overstatement created in the calculation of reserves as the reserve computation assumes the entire year’s net premium is collected annually at the beginning of the policy year and does not take into account installment or modal payments. Refer to Note 2r. “Policyholders’ reserves” for information on the Company’s accounting policies regarding gross premium and net premium.

Uncollected premium is gross premium net of reinsurance that is due and unpaid as of the reporting date, net of loading. Net premium is the amount used in the calculation of reserves. The change in loading is included as an expense and is not shown as a reduction to premium income.

Ordinary new business and ordinary renewal business consist of the basic amount of premium required on the underlying life insurance policies.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

8.	Surplus notes

The following table summarizes the surplus notes issued and outstanding as of December 31, 2009:

Issue Year	Face Amount	Carrying Value	Interest Rate	Maturity Date
($ In Millions)
1993	$250	$250	7.625%	2023
1994	100	100	7.500%	2024
2003	250	249	5.625%	2033
2009	750	740	8.875%	2039

Total	$1,350	$1,339

These notes are unsecured and subordinate to all present and future indebtedness of the Company, all policy claims and all prior claims against the Company as provided by the Massachusetts General Laws. The surplus notes are all held by bank custodians for unaffiliated investors. All issuances were approved by the Commonwealth of Massachusetts Division of Insurance (the “Division”). Surplus notes are included in surplus on the Statutory Statements of Financial Position.

All payments of interest and principal are subject to the prior approval of the Division. Anticipated sinking fund payments are due for the notes issued in 1993 and 1994 as follows: $62 million in 2021, $88 million in 2022, $150 million in 2023, and $50 million in 2024. There are no sinking fund requirements for the notes issued in 2003 and 2009. Scheduled interest on the notes issued in 2003 and 1993 is payable on May 15 and November 15 of each year to holders of record on the preceding May 1 or November 1, respectively. Scheduled interest on the note issued in 1994 is payable on March 1 and September 1 of each year to holders of record on the preceding February 15 or August 15, respectively. Scheduled interest on the note issued in 2009 is payable on June 1 and December 1 of each year to holders of record on the preceding May 15 and November 15, respectively. Interest expense is not recorded until approval for payment is received from the Division. Through December 31, 2009, the unapproved interest was $12 million. As of December 31, 2009, the Company has paid cumulative interest of $546 million on surplus notes. Interest of $74 million, $41 million and $41 million was approved and paid during the years ended December 31, 2009, 2008 and 2007, respectively.

9.	Related party transactions

The following transactions are between the Company and related parties.

The Company provided short-term financing to five affiliated investment funds as of December 31, 2007 by entering into contracts for securities purchased under agreement to resell. As of December 31, 2007, the total carrying value in these contracts was $1,151 million. In 2008, the Company took possession of securities that collateralized certain of these contracts as the agreements unwound, resulting in a decrease in these contracts of $762 million and an increase in bonds.

As of December 31, 2009 and 2008, the Company reported $27 million and $47 million, respectively, as amounts due from subsidiaries and affiliates and $15 million and $35 million, respectively, as amounts due to subsidiaries and affiliates. Terms require settlement of these amounts within 30 to 90 days.

The Company has an outstanding amount due to Cornerstone Real Estate Advisers, LLC of $5 million. The note matures December 31, 2011. Interest is payable semi-annually in arrears at a 3.5% interest rate as of December 31, 2009. Interest accrued and paid was less than $1 million for the years ended December 31, 2009, 2008 and 2007.

The Company has modified coinsurance (“Modco”) agreements with its unconsolidated Japanese affiliate, MassMutual Life Insurance Company, on certain life insurance products. Under these Modco agreements, the Company is the reinsurer and the Japanese affiliate retains the reserve and associated assets on

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

traditional individual life insurance policies. The predominant contract types are whole life, endowments and term insurance. The Modco agreements are used to allow the Japanese affiliate to keep control of the investment and management of the assets supporting the reserves. The Modco adjustment is the mechanism by which the Company funds the reserve on the reinsured portion of the risk. It is needed to adjust for the financial effect of the Japanese affiliate holding the reserves on the ceded coverage rather than the Company. The net amounts due from the Japanese affiliate were $2 million as of December 31, 2009 and 2008. These outstanding balances are due and payable within 90 days.

The following table summarizes the related party reinsurance transactions between the Company and the Japanese affiliate:

	Years Ended December 31,
	2009	2008	2007
	(In Millions)
Premium assumed	$33	$43	$47
Modified coinsurance adjustments, included in fees and other income (expense)	47	17	(6)
Expense allowances on reinsurance assumed, included in fees and other income (expense)	(3)	(4)	(5)
Policyholders’ benefits	(69)	(50)	(31)

The Company has reinsurance agreements with its subsidiary, C.M. Life, and its indirect subsidiary, Bay State, including stop-loss, coinsurance, Modco and yearly renewable term agreements on life insurance products. The Company also has coinsurance agreements with C.M. Life where the Company assumes substantially all of the premium on certain universal life policies. As of December 31, 2009 and 2008, the amounts due to C.M. Life and Bay State were $7 million. These outstanding balances are due and payable with terms ranging from monthly to annually, depending on the agreement in effect.

The following table summarizes reinsurance transactions for these agreements:

	Years Ended December 31,
	2009	2008	2007
	(In Millions)
Premium assumed	$88	$97	$100
Modified coinsurance adjustments, included in fees and other income (expense)	38	49	51
Expense allowances on reinsurance assumed, included in fees and other income (expense)	(25)	(26)	(25)
Policyholders’ benefits	(107)	(91)	(97)
Experience refunds paid	(1)	(4)	(9)

The Company has management and service contracts and cost-sharing arrangements with various subsidiaries and affiliates where the Company, for a fee, will furnish a subsidiary or affiliate, as required, operating facilities, human resources, computer software development and managerial services. The majority of these fees were from C.M. Life, which accounted for $74 million in 2009, $72 million in 2008 and $79 million in 2007.

The Company has agreements with its subsidiaries and affiliates, including OppenheimerFunds, Inc., where the Company receives revenue for certain recordkeeping and other services that the Company provides to customers who select, as investment options, mutual funds managed by these affiliates.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company has agreements with its subsidiaries, Babson Capital Management LLC (“Babson Capital”) and Cornerstone Real Estate Advisors, LLC, which provide investment advisory services to the Company.

The following table summarizes the transactions between the Company and the related parties

	Years Ended December 31,
	2009	2008	2007
	(In Millions)
Fee income:
Management and service contracts and cost-sharing arrangements	$163	$182	$170
Recordkeeping and other services	30	23	25
Fee expense:
Investment advisory services	131	135	175
Employee benefit plans administrative services	—	9	11

MassMutual Benefits Management, Inc. (“MMBMI”), a wholly owned subsidiary of MassMutual Holding LLC (“MMHLLC”) which held the obligation to pay the Company’s other postretirement benefits was liquidated on August 31, 2009. This liquidation resulted in an increase to surplus of $105 million in 2009 related to deferred tax assets.

The Company participates in variable annuity exchange programs with its subsidiary, C.M. Life (including Bay State) where certain variable annuity contract holders of MassMutual, C.M. Life or Bay State can make a nontaxable exchange of their contract for an enhanced variable annuity contract of MassMutual or C.M. Life. The Company recorded premium income of $24 million, $115 million and $90 million, and surrender benefits of $2 million, $2 million and $8 million in 2009, 2008 and 2007, respectively, related to these exchange programs. C.M. Life recorded premium income of $2 million, $2 million and $8 million and surrender benefits of $24 million, $114 million and $90 million in 2009, 2008 and 2007, respectively, related to these exchange programs. The Company has an agreement with C.M. Life to compensate them or to be compensated for the lost revenue associated with the exchange of contracts that are within the surrender charge period. As a result of these exchanges, the Company has paid net commissions to C.M. Life of less than $1 million for the years ended December 31, 2009 and 2008 and $1 million for the year ended December 31, 2007.

In the normal course of business, the Company provides specified guarantees and funding to MMHLLC and certain of its subsidiaries. Refer to Note 17f. “Commitments” for information on the Company’s accounting policies regarding these related party commitments.

As of and for the year ended December 31, 2008, goodwill and other intangible assets of approximately $150 million were written off in the financial statements of Tremont Group Holdings, Inc., a wholly owned subsidiary of Oppenheimer Acquisition Corporation and an indirect subsidiary of the Company.

10.	Reinsurance

The Company cedes insurance to affiliated and unaffiliated insurers in order to limit its insurance risk. Such transfers do not relieve the Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. The Company reinsures a portion of its life business under either a first dollar quota-share arrangement or an in excess of the retention limit arrangement. The Company also reinsures a portion of its disability and long-term care business. The amounts reinsured are on a yearly renewable term, coinsurance or modified coinsurance basis.

Refer to Note 9 “Related party transactions” for more information about the Company’s affiliated reinsurance transactions.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company did not reinsure any policies with a company chartered in a country other than the U.S., excluding U.S. branches of these companies, and which was owned in excess of 10% or controlled directly or indirectly by an insured, a beneficiary, a creditor or any other person not primarily engaged in the insurance business. There are no reinsurance agreements in effect under which the reinsurer may unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The Company has no reinsurance agreements in effect such that the amount of losses paid or accrued through the statement date may result in a payment to the reinsurer of amounts which, in aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premium collected under the reinsured policies.

If all reinsurance agreements were terminated by either party as of December 31, 2009, the resulting reduction in surplus due to loss of reinsurance reserve credits, net of unearned premium, would be approximately $1,766 million assuming no return of the assets backing these reserves from the reinsurer to the Company.

Reinsurance amounts included in the Statutory Statements of Income (Loss) were as follows:

	Years Ended December 31,
	2009	2008	2007
	(In Millions)
Direct premium	$12,910	$13,709	$13,251
Premium assumed	122	138	140
Less: Premium ceded	(640)	(609)	(554)

Total net premium	$12,392	$13,238	$12,837

Reinsurance recoveries
Assumed	$(66)	$(69)	$(66)
Ceded	372	313	260

Reinsurance amounts included in the Statutory Statements of Financial Position were as follows:

	December 31,
	2009	2008
	(In Millions)
Reinsurance reserves
Assumed	$732	$719
Ceded	(2,003)	(1,794)
Amounts recoverable from reinsurers
Assumed	(20)	(22)
Ceded	121	100

Reinsurance reserves ceded include $1,418 million and $1,309 million associated with life insurance policies as of December 31, 2009 and 2008, respectively. The remaining balance as of December 31, 2009 includes $488 million for long-term care, $80 million for disability and $17 million for group life and health. The remaining balance as of December 31, 2008 includes $381 million for long-term care, $86 million for disability and $18 million for group life and health.

As of December 31, 2009, one reinsurer accounted for 35% of the outstanding reinsurance recoverable and the next largest reinsurer had 16% of the balance. The Company believes that no exposure to a single reinsurer represents an inappropriate concentration of risk to the Company, nor is the Company’s business substantially dependent upon any single reinsurer.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

11.	Policyholders’ liabilities

a.	Policyholders’ reserves

The following table summarizes policyholders’ reserves, net of reinsurance, and the range of interest rates by type of product:

	December 31,
	2009				2008
	Amount	Interest Rates			Amount	Interest Rates
	( $ In Millions)
Individual life	$33,372	2.5%	-	6.0%	$32,317	2.5%	-	6.0%
Group life	9,253	2.5%	-	4.5%	9,946	2.5%	-	4.5%
Group annuities	9,109	2.3%	-	11.3%	9,156	2.3%	-	11.3%
Individual annuities	4,772	2.3%	-	11.3%	3,758	2.3%	-	11.3%
Individual universal and variable life	2,851	3.5%	-	6.0%	2,553	3.5%	-	6.0%
Disabled life claim reserves	1,825	3.5%	-	6.0%	1,781	3.5%	-	6.0%
Disability active life reserves	574	3.5%	-	6.0%	576	3.5%	-	6.0%
Other	171	2.5%	-	4.5%	158	2.5%	-	4.5%
Guaranteed investment contracts	26	4.0%	-	13.0%	325	3.0%	-	13.0%

Total	$61,953				$60,570

Individual life includes whole life and term insurance. Group life includes corporate owned life insurance, bank owned life insurance, group universal life, group variable universal life and private client group products. Group annuities include group annuities and single premium annuity contracts. Individual annuities include individual annuity contracts and structured settlements. Individual universal and variable life products include universal life, variable life and long-term care products. Disabled life claim reserves include disability income and long-term care contracts that have been incurred but not reported. Disability active life reserves include disability income and long-term care contracts that have been reported. Other is comprised of disability life and accidental death insurance.

b.	Liabilities for deposit-type contracts

The following table summarizes liabilities for deposit-type contracts and the range of interest rates by type of product:

	December 31,
	2009				2008
	Amount	Interest Rates			Amount	Interest Rates
	( $ In Millions)
Funding agreements	$1,525	0.4%	-	10.2%	$2,632	0.4%	-	10.2%
Dividend accumulations	594	3.4%	-	4.8%	600	4.3%	-	4.9%
Supplementary contracts	576	0.3%	-	8.0%	576	0.3%	-	8.0%
Other	114	4.0%	-	8.0%	113	4.0%	-	8.0%

Total	$2,809				$3,921

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Funding agreements are investment contracts sold to domestic and international institutional investors. The terms of the funding agreements do not give the holder the right to terminate the contract prior to the contractually stated maturity date. No funding agreements have been issued with put provisions or ratings-sensitive triggers. Currency swaps are employed to eliminate foreign exchange risk from all funding agreements issued to back non-U.S. dollar denominated notes. Assets received for funding agreements may be invested in either the general investments of the Company or in a separate account. As of December 31, 2009 and 2008, respectively, funding agreement balances in the general investments of the Company totaled $1,525 million and $2,632 million, consisting of $1,496 million and $2,595 million in note programs and $29 million and $37 million in various other agreements.

Under most of the Company’s funding agreement programs, the Company creates an investment vehicle or trust for the purpose of issuing medium-term notes to investors. Proceeds from the sale of the medium-term notes issued by these unconsolidated affiliates are used to purchase funding agreements from the Company. The payment terms of any particular series of notes are matched by the payment terms of the funding agreement securing the series. Notes were issued from the Company’s $2 billion European Medium-Term Note Program, with approximately $476 million remaining in run-off, and are now issued from its $8 billion Global Medium-Term Note Program.

As of December 31, 2009, the Company’s funding agreement balances by maturity year were as follows (in millions):

2010	$505
2011	2
2012	313
2013	348
Thereafter	357

Total	$1,525

c.	Unpaid claims and claim expense reserves

The Company establishes unpaid claims and claim expense reserves to provide for the estimated costs of paying claims made under individual disability and long-term care policies written by the Company. These reserves include estimates for both claims that have been reported and those that have been incurred but not reported, and include estimates of all future expenses associated with the processing and settling of these claims. This estimation process is primarily based on the assumption that past experience is an appropriate indicator of future events, and involves a variety of actuarial techniques that analyze experience, trends and other relevant factors. The amounts recorded for unpaid claims and claim expense reserves represent the Company’s best estimate based upon currently known facts and actuarial guidelines. Accordingly, actual claim payouts may vary from these estimates.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following table summarizes the disabled life unpaid claims and claim expense reserves:

	December 31,
	2009	2008
	(In Millions)
Claim reserves, beginning of year	$1,893	$1,853
Less reinsurance recoverables	(84)	(99)

Net claim reserves, beginning of year	1,809	1,754

Claims paid related to:
Current year	(16)	(19)
Prior years	(280)	(241)

Total claims paid	(296)	(260)

Incurred related to:
Current year’s incurred	246	234
Current year’s interest	6	5
Prior years’ incurred	(2)	(3)
Prior years’ interest	81	79

Total incurred	331	315

Adjustments through surplus	6	—

Net claim reserves, end of year	1,850	1,809
Plus reinsurance recoverables	110	84

Claim reserves, end of year	$1,960	$1,893

The changes in reserves for incurred claims related to prior years are generally the result of recent loss development trends. The $2 million and $3 million decreases in the prior years’ incurred claims for 2009 and 2008, respectively, were due to actual claim terminations being more than those anticipated by the morbidity table.

The following table reconciles disabled life claim reserves to the net claim reserves at the end of the years presented in the previous table. Disabled life claim reserves are recorded in policyholders’ reserves. Accrued claim liabilities are recorded in other liabilities.

	December 31,
	2009	2008
	(In Millions)
Disabled life claim reserves	$1,825	$1,781
Accrued claim liabilities	25	28

Net claim reserves, end of year	$1,850	$1,809

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

d.	Additional liability for annuity contracts

Certain variable annuity contracts include additional death or other insurance benefit features, such as guaranteed minimum death benefits (“GMDBs”), guaranteed minimum accumulation benefits (“GMABs”), guaranteed minimum income benefits (“GMIBs”), and guaranteed minimum withdrawal benefits (“GMWBs”). In general, these benefit guarantees require the contract or policyholder to adhere to a company-approved asset allocation strategy. Election of these benefits on annuity contracts is generally only available at contract issue. As of March 31, 2009, the Company suspended issuing contracts with GMIBs and GMWBs.

The following table shows the liabilities for guaranteed minimum death, accumulation, income and withdrawal benefits as required by the actuarial guidelines (in millions):

December 31, 2007	$34
Incurred guarantee benefits in 2008	703
Paid guarantee benefits in 2008	(5)

December 31, 2008	732
Incurred guarantee benefits in 2009	(219)
Paid guarantee benefits in 2009	(8)

December 31, 2009	$505

The following table summarizes the account values, net amount at risk and weighted average attained age for variable annuity contracts with guaranteed minimum death, accumulation, income and withdrawal benefits classified as policyholders’ reserves and separate account liabilities. The net amount at risk is defined as the minimum guarantee less the account value calculated on a policy-by-policy basis, but not less than zero.

	December 31, 2009			December 31, 2008
	Account Value	Net Amount at Risk	Weighted Average Attained Age	Account Value	Net Amount at Risk	Weighted Average Attained Age

	($ In Millions)
Annuity:
GMDB	$8,117	$504	61	$6,112	$1,484	60
GMIB	3,868	661	61	2,524	1,023	60
GMAB	1,050	77	58	687	217	58
GMWB	147	11	66	78	21	65

Account balances of variable annuity contracts with GMDB, GMIB, GMAB and GMWB guarantees are summarized in the table below:

	December 31, 2009				December 31, 2008
	GMDB	GMIB	GMAB	GMWB	GMDB	GMIB	GMAB	GMWB
	(In Millions)
Separate account	$7,403	$3,854	$988	$147	$5,436	$2,510	$652	$78
Company’s general investments	714	14	62	—	676	14	35	—

Total	$8,117	$3,868	$1,050	$147	$6,112	$2,524	$687	$78

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

e.	Additional liability for individual life contracts

Certain universal life and variable universal life contracts include features such as GMDBs, or other guarantees that ensure continued death benefit coverage when the policy would otherwise lapse. The value of the guarantee is only available to the beneficiary in the form of a death benefit.

The net liability for guarantees on universal life and variable universal life type contracts was as follows:

	December 31,
	2009	2008
	(In Millions)

Beginning balance	$981	$800
Net liability increase	188	181

Ending balance	$1,169	$981

12.	Debt

The Company issues commercial paper in the form of unsecured notes (“Notes”) in minimum denominations of $250 thousand up to a total aggregation of $1 billion. These Notes have maturities up to a maximum of 270 days from the date of issue and are sold at par less a discount representing an interest factor or, if interest bearing, at par. The Notes are not redeemable or subject to voluntary prepayments by the Company. Commercial paper had a carrying value and face amount of $250 million as of December 31, 2009 and 2008. The commercial paper issued in 2009 had interest rates ranging from 0.15% to 0.50% with maturity dates ranging from 1 day to 42 days. Interest expense for the commercial paper, for the years ended December 31, 2009, 2008 and 2007 was $1 million, $7 million and $6 million respectively.

The Company has a $500 million 5-year credit facility with a syndicate of lenders that could be used for general corporate purposes and to support the commercial paper borrowings. The terms of the credit facility provide for, among other provisions, covenants pertaining to liens, fundamental changes, transactions with affiliates, and adjusted statutory surplus. As of and for the years ended December 31, 2009 and 2008, the Company was in compliance with all covenants under the credit facility. For the years ended December 31, 2009 and 2008, there were no draws on the credit facility. For the years ended December 31, 2009, 2008 and 2007, there were credit facility fees of less than $1 million.

13.	Employee benefit plans

The Company provides multiple benefit plans including retirement plans and life and health benefits to employees, certain employees of unconsolidated subsidiaries, agents and retirees.

During 2008, the Company changed the measurement date for determining benefit obligations and the fair value of plan assets for the pension and other postretirement plans to December 31. The Company previously used a September 30 measurement date.

a.	Pension and savings plans

The Company has funded and unfunded non-contributory defined benefit pension plans that cover substantially all employees and agents. For participants, benefits are calculated as the greater of a formula based on either final average earnings and length of service or a cash balance formula which calculates benefits based on amounts allocated to participants that take into consideration age, service and salary during their careers.

The Company’s policy is to fund qualified pension costs in accordance with the Employee Retirement Income Security Act of 1974. In 2009, the Company contributed $150 million to its qualified defined benefit plan; in 2008 the Company did not contribute to its qualified defined benefit plan.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company sponsors funded (qualified 401(k) thrift savings) and unfunded (non-qualified deferred compensation thrift savings) defined contribution plans for all of its employees and agents.

In 2008, the Board of Directors of the Company approved a change to the Company’s qualified pension plan’s cash balance formula plan for agents. This change will be effective January 1, 2010. The change revises the cash balance pay credit schedule for agents from 3%-11% to 3.5%-7%. The change was determined to have no impact on the benefit obligations.

In 2007 and 2008, the Company’s Board of Directors approved increasing the matching contribution to the Company’s 401(k) thrift savings plan from 4% to 5% and changes to the defined benefit pension plan cash balance formula for the Company’s home office employees, including certain domestic subsidiaries and agents. All changes are to be effective January 1, 2010. The changes to the defined benefit pension plan cash balance formula were reviewed by the independent actuary and determined to have no impact on the projected benefit obligation of the plans.

The total matching thrift savings contributions by the Company were $22 million for the years ended December 31, 2009 and 2008, and $20 million for the year ended December 31, 2007, and were included in general insurance expenses.

The Company also maintains a money purchase pension plan for agents, which was frozen in 2001.

b.	Other postretirement and postemployment benefits

The Company provides certain life insurance and health care benefits (“other postretirement benefits”) for its retired employees and agents, and their beneficiaries and covered dependents. MassMutual Benefits Management, Inc., (“MMBMI”), a wholly owned subsidiary of MassMutual Holding LLC (“MMHLLC”) which held the obligation to pay the Company’s other postretirement benefits was liquidated on August 31, 2009. Therefore, as of September 1, 2009, MMHLLC has the obligation to pay the Company’s other postretirement benefits. Even though MMHLLC holds the obligation to pay the Company’s other postretirement and postemployment benefits, this transfer does not relieve the Company of its primary liability.

MMHLLC is allocated other postretirement expenses related to interest cost, amortization of actuarial gains and losses and expected return on plan assets, whereas service cost and amortization of the transition obligation are recorded by the Company.

The health care plan is contributory; a portion of the basic life insurance plan is noncontributory. Substantially all of the Company’s U.S. employees and agents may become eligible to receive other postretirement benefits. These benefits are funded as the benefits are provided to the participants. The postretirement health care plans include a limit on the Company’s share of costs for recent and future retirees.

In 2008, the Company’s Board of Directors approved changes to other postretirement benefit plans for the Company’s home office employees, including certain domestic subsidiaries and agents. The changes are as follows: Implementing a retirement health reimbursement account in place of the current subsidized program, eliminating retiree life insurance coverage and maintaining the current program design for those employees who, as of January 1, 2010, are age 50 with at least 10 years of service or have attained 75 points, generally age plus service, with a minimum 10 years of service. All changes are to be effective January 1, 2010 for participants retiring on or after January 1, 2010. The changes to the plans were determined to have an immaterial impact to the benefit obligations.

Accrued Postemployment Benefits

The Company provides postemployment benefits for home office employees for severance. The net accumulated liability recorded for these benefits was $25 million and $20 million as of December 31, 2009 and 2008, respectively.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company accrues postemployment benefits for agents’ health benefits for those agents that qualify for long-term disability and are not retired. The net accumulated liability for these benefits was $12 million and $11 million as of December 31, 2009 and 2008, respectively.

c.	Benefit obligations

The initial transition obligation for other postretirement benefits of $138 million is being amortized over 20 years through 2012. The initial transition obligation represents the phased recognition on the Statutory Statements of Income (Loss) of the differences between the plan’s funded status and the accrued cost on the Company’s Statutory Statements of Financial Position when the Company first transitioned to statutory guidance regarding postretirement benefits other than pensions. See Section e. of this Note, “Amounts recognized in the Statutory Statements of Financial Position,” for details on the Plan’s funded status.

Accumulated benefit obligations represent the present value of pension benefits earned as of a December 31 measurement date based on service and compensation and do not take into consideration future salary.

Projected benefit obligations for pension benefits represent the present value of pension benefits earned as of a December 31 measurement date projected for estimated salary increases to an assumed date with respect to retirement, termination, disability or death.

Accumulated postretirement benefit obligations and projected postretirement benefit obligations for other postretirement benefits represent the present value of postretirement medical and life insurance benefits earned as of a December 31 measurement date projected for estimated salary and medical claim rate increases to an assumed date with respect to retirement, disability or death.

The following table sets forth the change in the projected benefit obligation of the defined benefit pension and other postretirement plans:

	December 31,
	2009	2008	2009	2008
	Pension Benefits		Other Postretirement Benefits
	(In Millions)

Change in projected benefit obligation:
Projected benefit obligation, beginning of year	$1,547	$1,341	$285	$271
Net effect of changing measurement date	—	14	—	—
Service cost	54	49	8	8
Interest cost	87	81	16	16
Contributions by plan participants	—	—	9	9
Plan amendments	—	—	(1)	—
Actuarial (gains)/losses	71	62	18	(8)
Medicare prescription drug direct subsidy	—	—	1	2
Benefits paid	(84)	(77)	(26)	(26)
Change in discount rate	(28)	77	1	13

Projected benefit obligation, end of year	$1,647	$1,547	$311	$285

Actuarial (gains)/losses represent the difference between the expected results and the actual results used to determine the projected benefit obligation and current year expense. A few of the major assumptions used in this calculation include: expected future compensation levels, healthcare cost trend, mortality and expected retirement age.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31,
	2009	2008	2009	2008
	Pension Benefits		Other Postretirement Benefits
	(In Millions)
Accumulated benefit obligation for:
Vested employees	$1,626	$1,477	$311	$285
Non-vested employees	10	13	31	39

Total accumulated benefit obligation	$1,636	$1,490	$342	$324

Projected benefit obligation for:
Vested employees	$1,647	$1,547	$311	$285
Non-vested employees	25	24	31	39

Total projected benefit obligation	$1,672	$1,571	$342	$324

The determination of the discount rate is based upon rates commensurate with current yields on high quality corporate bonds as of a measurement date of December 31, 2009. A spot yield curve is developed from this data that is then used to determine the present value for the obligation. A 25 basis point increase in the discount rate results in a decrease of approximately $47 million in the projected pension benefit obligation. A 25 basis point decrease in the discount rate results in an increase of approximately $47 million in the projected pension benefit obligation. The methodology includes producing a cash flow of annual accrued benefits as required by current statutory accounting guidance regarding retirement benefits. For active participants, service is projected to the end of 2009 and pensionable earnings are projected to the date of probable termination. The projected plan cash flows are discounted to the measurement date based on the spot yield curve. A single discount rate is then computed so that the present value of the benefits cash flow equals the present value computed using the spot yield curve.

d.	Plan assets

The change in plan assets represents a reconciliation of beginning and ending balances of the fair value of the plan assets used to fund future benefit payments. The following table sets forth the change in plan assets:

	December 31,
	2009	2008	2009	2008
	Pension Benefits		Other Postretirement Benefits
	(In Millions)
Change in plan assets:
Fair value of plan assets, beginning of year	$964	$1,486	$6	$8
Net effect of changing measurement date	—	(46)	—	(1)
Actual return on plan assets	197	(415)	—	—
Employer contributions	167	16	16	16
Contributions by plan participants	—	—	9	9
Benefits paid	(84)	(77)	(26)	(26)

Fair value of plan assets, end of year	$1,244	$964	$5	$6

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company’s pension plan assets were invested in group annuity contracts in the Company’s general assets and separate accounts as follows:

	December 31,
	2009	2008
	(In Millions)
General Investment Account option	$275	$325
MM Premier Capital Appreciation Fund	140	97
Oppenheimer Small Capitalization Core Fund	116	130
MM Premier International Equity Fund	68	48
Babson Enhanced Index Value Fund	52	45
Oppenheimer Large Capitalization Value Fund	29	22
MM Premier High Yield Fund	21	14
MM Premier Value Fund	17	12
Oppenheimer Real Estate Fund	15	12
MM Premier Enhanced Value Equity Fund	6	5
Oppenheimer Tremont Core Diversified Hedge Fund	5	37

	$744	$747

The remaining balance of the Company’s pension plan assets were invested with unaffiliated parties. The approximate amount of annual benefits to plan participants covered by group annuity contracts issued by the employer or related parties is estimated at $56 million in 2010.

The target range allocations for plan assets are 25% to 35% domestic equity securities, 20% to 30% long bond securities, 15% to 25% General Investment Account option, 13% to 18% international equity securities, and 5% to 15% alternative investments. Domestic equities primarily include investments in large-capitalization and small capitalization companies. Long bond securities invest in a long duration bond exchange traded fund. International equities include investments in American Depository Receipts and limited partnerships which trade primarily in foreign markets in Europe, Latin America and Asia. The pension plan asset’s General Investment Account option earns fixed interest, primarily comprised of an investment in an unallocated insurance contract held by the Company. As of December 31, 2009 and 2008, approximately 22% of the assets of the Company’s pension plan are invested in the Company’s General Investment Account option through an unallocated insurance contract.

The Company employs a total return investment approach whereby a mix of equities and fixed-income investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. The investment portfolio contains a diversified blend of equity and fixed-income investments. Alternative assets such as real estate, private equity and hedge funds are used to improve portfolio diversification. Investment risk is measured and monitored on an ongoing basis through quarterly investment portfolio reviews, annual liability measurements, and periodic asset and liability studies. The hedge fund of funds began a liquidation process during early 2009 and is expected to make its final distribution in 2010. Prior to the liquidation process the hedge fund of funds offered quarterly liquidity provisions.

Plan assets have increased $280 million, or 29%, from $964 million as of December 31, 2008 to $1,244 million as of December 31, 2009. Of the $280 million increase, the actual return on plan assets was a gain of $197 million in 2009 compared to a loss of $415 million in 2008. This increase reflects the continuing positive performance of both equity and credit markets.

The Company’s fair value hierarchy is defined in Note 5 “Fair value of financial instruments.”

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following table presents the fair value hierarchy of the Company’s pension plan assets as of December 31, 2009 by asset category:

	Level 1	Level 2	Levels 3	Total
	(In Millions)
Asset category:
Cash	$6	$—	$—	$6
Equity securities:
U.S. large-capitalization	503	169	—	672
U.S. small-capitalization	101	1	—	102
International large-capitalization value	4	69	66	139
International small/mid-capitalization	4	—	—	4
U.S. fixed income: High yield	—	22	—	22
Other types of investments:
Multi-strategy hedge funds	—	—	5	5
Money market fund	—	4	—	4
General Investment Account option	—	—	275	275
Real estate	—	—	15	15

Total	$618	$265	$361	$1,244

The assets in the preceding table are held in the following funds:

General Investment Account option

The General Investment Account option is not a separate account and is only available through a group annuity contract issued by the Company.

The General Investment Account option is designed to provide stable, long-term investment growth. The option is backed by the Company’s general investments, which is a diversified portfolio composed primarily of high-quality, fixed-income investments, including public bonds, private placements, commercial mortgage loans and short-term investments.

The following table presents the General Investment Account option allocation by type of investment as of December 31, 2009:

General Investment Account Option Allocation

Bonds	65%
Mortgage loans	15
Partnerships and limited liability companies	7
Common stocks - subsidiaries and affiliates	5
Derivatives	3
Short term investments	1
Cash and cash equivalents	2
Real estate	2

100%

Alternative Investment Separate Account

This separate account holds interests in several mutual funds. Holdings include equities of large capitalization companies, high yield bonds, real estate investment trusts and hedge fund of funds. The hedge fund of funds is currently being liquidated.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Domestic Fixed Income - High Yield Fund

The Fund seeks to achieve a high level of total return, with an emphasis on current income, by investing primarily in high yield debt and related securities.

Trinity Large Core Fund

The Fund invests in large-capitalization (“large-cap”) domestic equities with a primary objective of long term capital appreciation. This option combines quantitative techniques with fundamental analysis to identify investment opportunities. It develops sector specific models to enhance risk/reward ratios and designs portfolios to have benchmark-like characteristics and applies proprietary stock ranking methodology to attempt to outperform the index.

MM Premier Capital Appreciation Fund

The Fund invests primarily in common stocks of growth companies. The focus of the Fund is on companies in rapidly expanding industries. These companies may be newer or established companies of any capitalization range that the subadviser believes may appreciate in value over the long term. It does not expect to invest more than 35% of assets in foreign securities, although it has the ability to invest in them without limit.

Oppenheimer Small Capitalization Core Fund

The Fund aims to maintain a broadly diversified portfolio across all major economic sectors by applying risk controls for both sector and position size. The Fund’s strategy uses separate fundamental research and quantitative models to select portfolio securities. The fundamental approach analyzes issuers on factors such as company’s financial performance and prospects, position in the industry, and strength of business model and management. OFI Institutional Asset Management (“OFI Institutional”) may also consider an industry’s outlook, market trends and general economic conditions. The quantitative approach uses models to rank securities within each sector to identify potential buy and sell candidates. A number of company specific factors are analyzed in constructing the models, including valuation, fundamentals and price and earnings momentum. The combined portfolio is constructed and regularly monitored based upon several analytical tools, including quantitative investment models.

MM Premier International Equity Fund

The Fund seeks a high total rate of return over the long term. The Fund invests at least 80% of assets in stocks traded primarily in foreign markets, including markets in Europe, Latin America and Asia. It focuses on well positioned, well-managed businesses that have strong revenue growth, sustainable profit margins, capital efficiency and/or business integrity. The Fund also considers the macroeconomic outlook for various regional economies. The Fund tends to have less than 20% of assets invested in U.S. stocks.

Harris International

The Fund seeks to achieve its objective by investing at least 80% of its net assets in stocks of foreign companies, including companies located in Europe, Latin America and Asia. The Fund may invest in securities of issuers in emerging markets. Equity securities in which the Fund may invest include common stocks, preferred stocks, securities that are convertible into common stocks, depositary receipts and rights and warrants to buy common stocks.

Harris International (“Harris”) utilizes a fundamental, bottom-up investment strategy. Harris seeks out companies that it believes to be trading in the market at significant discounts to their underlying values. These businesses must offer, in Harris’ opinion, significant profit potential and be run by managers who think and act as owners. Harris’ research analysts are generalists and search for value in the stock market wherever it may be, regardless of industry, as well as in both established and emerging markets. This structure provides analysts with a much broader perspective and allows them to assess relative values among companies in different industry sectors.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Harris’ portfolio managers and analysts also look for value based on a company’s normalized earnings, after adjusting for cyclical influences and asset value. A company must be selling at a significant discount to its value to be a candidate for purchase. Stocks are analyzed in terms of financial strength, the position of the company in its industry and the attractiveness of the industry. Stocks are generally sold when Harris believes that the market price has reached its intrinsic value, when Harris believes a better investment opportunity is available or when Harris loses confidence in the company’s management.

Babson Enhanced Index Value Fund

The Fund normally invests substantially all (but not less than 80%) of its net assets in common stocks of companies whose market capitalizations, at the time of purchase, are included in the range of companies in the Russell 1000® Value Index, the Fund’s benchmark index.

The Fund’s subadviser, Babson Capital Management LLC (“Babson Capital”), believes that a systematic strategy that exploits market inefficiencies can be used to produce a portfolio for the Fund that will outperform the Fund’s benchmark index while maintaining risk characteristics similar to the benchmark. Babson Capital will not automatically sell the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in the index. Babson Capital uses quantitative analysis to identify groups of stocks included within the Fund’s benchmark index that Babson Capital believes will outperform or underperform the index over time. Babson Capital identifies these stocks through a proprietary quantitative model that ranks all stocks within the index based on several factors relating to a company’s valuation, earnings quality, stock price momentum and earnings improvement. Based on these rankings, Babson Capital constructs a broadly diversified portfolio by (a) overweighting high ranking stocks, (b) underweighting low-ranking stocks (or not holding them at all), and (c) market-weighting those stocks that do not have especially high or low rankings.

Bernstein Diversified Value Fund

The goal of the Fund is to provide 1.5% to 2.0% excess performance versus the Russell 1000® Value index with a 3% to 4% tracking error. To limit stock-specific risk relative to the benchmark, security and sector over/under weights are constrained. Portfolio characteristics are kept in line with the index, thus the strategy’s performance is expected to track closer to the benchmark than many other value approaches.

Oppenheimer Large Capitalization Value Fund

The Fund invests mainly in common stocks of companies with varying market capitalizations. The Fund can also buy other investments, including preferred stocks, rights and warrants and convertible debt securities. The Fund invests in both U.S. and foreign companies, although the Fund generally will not invest more than 25% of its total assets in foreign securities, including securities of issuers based in emerging markets.

In selecting securities for purchase or sale, the Fund’s subadviser, OFI Institutional, selects securities one at a time. This is called a “bottom up approach.” OFI Institutional uses fundamental analyses to select securities for the Fund that it believes are undervalued. While this process and the interrelationship of the factors used may change over time and its implementation may vary in particular cases, OFI Institutional generally may consider one or more of the following factors when assessing a company’s business prospects: future supply/demand conditions for its key products, product cycles, quality of management, competitive position in the market place, reinvestment plans for cash generated and better-than-expected earnings reports. Not all factors are relevant for every individual security. OFI Institutional may consider selling a stock for one or more of the following reasons: the stock price has reached OFI Institutional’s target, the company’s fundamentals appear to be deteriorating, or better stock selections are believed to have been identified.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Davis Large Value Fund

The Davis Large Value Fund (“Davis”) represents a relative value Fund that is either an alternative or complement to a more traditional or deep value Fund. Because of the Fund’s combination of a growth orientation and price discipline, it has historically participated in both growth and value oriented markets. The Fund’s advantage is that it provides investors the return and diversification benefits of a value Fund, while participating in the upside potential of growth. Davis employs a strong price discipline with a focus on growing companies selling at value prices.

The table below sets forth a summary of changes in the fair value of the Plan’s Level 3 investment assets as of and for the year ended December 31, 2009:

	General Investment Account Option	Multi- Strategy Hedge Funds	International Large Cap	Real Estate	Total

	(In Millions)
Balance, January 1, 2009	$325	$37	$42	$12	$416
Realized gains and losses	18	(13)	—	—	5
Unrealized gains and losses	—	9	24	3	36
Purchase and sales	(68)	(28)	—	—	(96)

Balance, December 31, 2009	$275	$5	$66	$15	$361

Postretirement Investments

The fair value of postretirement benefit investments of $5 million are categorized as Level 1 type investments and are invested in the domestic fixed-income fund. The Fund is a money market mutual fund that seeks the maximum current income that is consistent with stability of principal. The Fund seeks to achieve this objective by investing in money market securities meeting specific credit quality standards.

The Company invests in cash, cash equivalents and liquid fixed-income securities to the extent necessary to satisfy reasonably anticipated routine current benefit liability amounts, with additional funds sufficient to satisfy reasonably unanticipated spikes in such liability activity.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

e.	Amounts recognized in the Statutory Statements of Financial Position

The following table sets forth the funded status of the plans and then shows how the funded status is reconciled to the net asset and/or liability recognized in the Statutory Statements of Financial Position:

	December 31,
	2009	2008	2009	2008
	Pension Benefits		Other Postretirement Benefits
	(In Millions)
Fair value of plan assets, end of year	$1,244	$964	$5	$6
Less projected benefit obligations, end of year	1,647	1,547	311	285

Funded status	$(403)	$(583)	$(306)	$(279)

Funded status	$(403)	$(583)	$(306)	$(279)
Unrecognized prior service cost	—	—	2	2
Unrecognized net actuarial loss	852	936	49	31
Unrecognized net transition obligation	4	5	14	20

Net amount recognized prior to nonadmitted asset	453	358	(241)	(226)
Less assets nonadmitted	609	510	—	—

Net amount recognized	$(156)	$(152)	$(241)	$(226)

The qualified pension plan was underfunded by $166 million and $367 million for the years ended December 31, 2009 and 2008, respectively. The nonqualified pension plans are not funded and have total projected benefit obligations of $237 million and $216 million for the years ended December 31, 2009 and 2008, respectively.

f.	Prepaid and accrued benefit costs

The net pension amount recognized is broken into its respective prepaid and accrued benefit costs which are included in other invested assets and other liabilities, respectively, in the Company’s Statutory Statements of Financial Position.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The status of these plans is summarized below:

	December 31,
	2009	2008	2009	2008
	Pension Benefits		Other Postretirement Benefits
	(In Millions)
Amounts recognized in the Statutory
Statements of Financial Position:
Prepaid benefit cost*	$609	$510	$—	$—
Intangible assets	4	4	—	—
Less assets nonadmitted	(609)	(510)	—	—

Total assets	$4	$4	$—	$—

Accrued benefit cost recognized	$(156)	$(152)	$(241)	$(226)
Minimum pension liability	(226)	(374)	—	—

Total liabilities	$(382)	$(526)	$(241)	$(226)

*Prepaid benefit cost represents the accumulated excess contributions over amounts expensed by the Company for the Qualified Pension Plan.

The change in the net amount recognized for net pension benefits is as follows:

	December 31,
	2009	2008
	Pension Benefits
	(In Millions)
Net amount recognized, including nonadmitted asset, beginning of year	$358	$378
Employer contributions	167	16
Periodic cost	(72)	(29)
Periodic cost effect due to change in measurement date	—	(7)

Subtotal net amount recognized, including nonadmitted asset	453	358
Nonadmitted asset	(609)	(510)

Accrued benefit cost recognized, end of year	$(156)	$(152)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

g.	Net periodic (benefit) cost

The net periodic (benefit) cost represents the annual accounting expense or income that the Company recognized and included in general insurance expenses. The net periodic (benefit) cost in the Statutory Statements of Income (Loss) is as follows:

	Years Ended December 31,
	2009	2008	2009	2008
	Pension Benefits		Other Postretirement Benefits
	(In Millions)
Components of net periodic (benefit) cost:
Service cost	$54	$49	$8	$8
Interest cost	87	81	16	16
Expected return on plan assets	(103)	(112)	—	—
Amortization of unrecognized transition obligation	1	1	5	5
Amount of recognized net actuarial and other losses	33	10	1	—

Total net periodic cost	$72	$29	$30	$29

Increase (decrease) in minimum liability included in surplus	$(148)	$343	$—	$—

The Company anticipates that it will spend $84 million to meet its expected obligations under its qualified and nonqualified pension plans, and other postretirement benefit plans in 2010.

The expected future pension and other postretirement benefit payments and Medicare prescription drug direct government subsidy receipts, which reflect expected future service, are as follows:

	Pension Benefits	Other Postretirement Benefits	Medicare Prescription Direct Government Subsidy

	(In Millions)
2010	$72	$22	$2
2011	76	23	3
2012	80	23	3
2013	84	24	3
2014	87	25	3
2015-2019	499	133	19

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The net expense to operations for all employee and agent benefit plans are as follows:

	Years Ended December 31,
	2009	2008	2007
	(In Millions)
Pension	$72	$29	$47
Health	60	53	39
Postretirement	30	29	29
Thrift	22	22	20
Postemployment	5	1	(2)
Life	3	3	2
Disability	2	2	2
Other benefits	6	6	10

Total	$200	$145	$147

h.	Assumptions

The assumptions the Company used to calculate the benefit obligations and to determine the benefit costs are as follows:

	December 31,
	2009	2008	2009	2008
	Pension Benefits		Other Postretirement Benefits
Weighted-average assumptions used to determine:
Benefit obligations:
Discount rate	5.95%	5.80%	5.75%	5.80%
Rate of compensation increase	4.00%	4.00%	4.00%	4.00%

Net periodic benefit cost:
Discount rate	5.80%	6.25%	5.80%	6.25%
Expected long-term rate of return on plan assets	8.00%	8.00%	3.00%	3.00%
Rate of compensation increase	4.00%	4.00%	4.00%	4.00%

Assumed health care cost trend rates:
Health care cost trend rate	—	—	7.00%	7.00%
Ultimate health care cost trend rate after gradual decrease until 2016 and 2013 for 2009 and 2008, respectively	—	—	5.00%	5.00%

The Company determines its assumptions for the expected rate of return on plan assets for its plans using a “building block” approach, which focuses on ranges of anticipated rates of return for each asset class. A weighted range of nominal rates is then determined based on target allocations for each asset class.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one percentage point change in the assumed health care cost trend rate would have had the following effects in 2009:

	One Percentage Point Increase	One Percentage Point Decrease

	(In Millions)
Effect on total service and interest cost	$2	$(2)
Effect on other postretirement benefit obligation	27	(22)

14.	Employee compensation plans

The Company’s long-term incentive compensation plan under which certain employees of the Company and its subsidiaries may be issued phantom share-based compensation awards was effective as of January 1, 2008. These awards include Phantom Stock Appreciation Rights (“PSAR”) and Phantom Restricted Stock (“PRS”). These awards do not grant an equity or ownership interest in the Company.

PSAR provide the participant the right to receive the appreciation in phantom stock price over the award period, providing an individual with the opportunity to share in the value created in the total enterprise. Awards can only be settled in cash equal to the gain, if any, related to the number of PSAR exercised. PSAR cliff vest at the end of three years and expire five years after the date of grant. Vested PSAR may be exercised during quarterly two-week exercise periods prior to expiration. The compensation expense for an individual award is recognized over the service period.

PRS provides the participant with the opportunity to receive the full phantom share value (grant price plus/minus any change in share price) over the award period. PRS vests on a graded basis over five years, one third per year after years three, four and five and are paid upon vesting. On each vesting date, a lump sum cash settlement is paid to the participant based on the number of shares vested multiplied by the most recent phantom stock price. Compensation expense is recognized on the accelerated attribution method. The accelerated attribution method recognizes compensation expense over the vesting period by which each separate payout year is treated as if it were, in substance, a separate award.

All awards granted under the Company’s plans are compensatory classified awards. Compensation costs are based on the most recent quarterly calculated intrinsic value of the PSAR and PRS considering vesting provisions, net of forfeiture assumptions and are included in the Statutory Statements of Financial Position as a liability in general expenses due or accrued. The compensation expense for an individual award is recognized over the service period. The cumulative compensation expense for all outstanding awards in any period is equal to the change in calculated liability period over period. The requisite service period for the awards is the vesting period. Awards contain vesting conditions, whereby employees’ unvested awards immediately vest at the time of retirement, death, or disability with a one year exercise period after termination. A formula has been established, which serves as the basis for the phantom share price, based on the core operating earnings of the Company and its subsidiaries. This phantom share price will be calculated and communicated to all participants quarterly and used in calculating the liability of the Company based on intrinsic value.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

A summary of PSAR vested and nonvested shares as of December 31, 2009 and 2008 is as follows:

	PSAR			PRS
		Weighted Average			Weighted Average
	Number of Share Units	Price	Remaining Contract Terms	Number of Share Units	Price	Remaining Contract Terms
	(In Thousands)		(In Years)	(In Thousands)		(In Years)

Outstanding, January 1, 2008	—	$—		—	$—
Granted	1,519	60.86		123	61.24
Forfeited	(36)	61.24		—	—

Outstanding, December 31, 2008	1,483	60.86	1.3	123	61.24	4.7
Granted	1,991	33.00		602	33.00
Exercised	(128)	32.56		(4)	32.12
Forfeited	(44)	31.45		(16)	32.28

Outstanding, December 31, 2009	3,302	44.62	2.2	705	37.62	4.1

Exercisable, December 31, 2009	55	$50.11	—	—	$—	—

The preceding table also represents the amounts of the nonvested liability classified shares as of December 31, 2009 and 2008.

A summary of share-based payment details is as follows:

	As of and for the Years Ended
	December 31,
	2009	2008

Weighted average grant date fair value:
PSAR granted during the year (whole $)	$33.00	$60.86
PRS granted during the year (whole $)	33.00	61.24
Intrinsic value:
PSAR options exercised (in thousands)	42	—
PRS liabilities paid (in thousands)	133	—
Fair value of shares vested during the year (in thousands)	21,092	773

The compensation expense and accrued compensation liability for PSAR was $13 million for the year ending December 31, 2009. The current share price is less than the grant price for all 2008 PSAR awards resulting in no compensation expense or corresponding liability recognized for PSAR awards for the year ending December 31, 2008. Unrecognized compensation expense related to nonvested PSAR awards was $143 million as of December 31, 2009. There was no unrecognized compensation expense as of December 31, 2008. The PSAR unrecognized compensation expense represents the total intrinsic value of all shares issued if 100% vested at current share price, minus current compensation expense. Nonadmitted related tax benefits were $4 million and less than $1 million for the years ending December 31, 2009 and 2008, respectively.

The compensation expense and accrued compensation liability for PRS was $8 million and less than $1 million for the years ending December 31, 2009 and 2008, respectively. Unrecognized compensation expense related to nonvested PRS awards was $25 million as of December 31, 2009 and $3 million as of December 31, 2008. The PRS unrecognized compensation expense represents the total value of all shares issued if 100% vested at current share price, minus current compensation expense. Nonadmitted related tax benefits were $2 million and less than $1 million for the years ending December 31, 2009 and 2008, respectively.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

All PSAR and PRS shares were canceled and reissued on June 29, 2009 in order to implement a change in formula calculation of enterprise value used to determine the phantom stock price. Original grant prices and vesting schedules remained unchanged.

15.	Federal income taxes

As discussed in Note 3 “New accounting standards,” the Company adopted new guidance pertaining to accounting requirements for income taxes, which increases the potential admittance of deferred tax assets. It provides an increase in the admissibility limitation from 10% to 15% of surplus and an increase in the reversal/realization periods from one to three years. This guidance is effective for 2009 Annual Statements and 2010 interim and Annual Statements. The cumulative effect, as of December 31, 2009, of adopting this pronouncement was an increase to deferred tax assets of $293 million.

The net deferred tax asset, (“DTA”) or net deferred tax liability, (“DTL”) recognized in the Company’s assets, liabilities and surplus are as follows:

	December 31,
	2009			2008
	Ordinary	Capital	Total	Total	Change
	(In Millions)
Total gross DTAs	$2,370	$540	$2,910	$2,875	$35
Statutory valuation allowance adjustment	—	—	—	—	—

Total adjusted gross DTAs	2,370	540	2,910	2,875	35
Total gross DTLs	(610)	(757)	(1,367)	(1,771)	404

Net DTA(L)	1,760	(217)	1,543	1,104	439
Total DTAs nonadmitted	(654)	217	(437)	(592)	155

Net admitted DTA	$1,106	$—	$1,106	$512	$594

As permitted under the new guidance, the Company has chosen to admit deferred tax assets for the current reporting period in accordance with the NAIC approved revisions effective for 2009 and 2010. The amount of adjusted gross DTA admitted under each component and the resulting increased amount by tax character are as follows:

	December 31, 2009
	Ordinary	Capital	Total
	(In Millions)
Admitted DTA 1 year:
Federal income taxes that can be recovered	$160	$27	$187
Remaining adjusted gross DTAs expected to be realized within 1 year	653	(27)	626
Total gross DTLs	610	757	1,367

Total admitted DTA realized within 1 year	1,423	757	2,180

Admitted DTA 3 years:
Federal income taxes that can be recovered	160	27	187
Remaining adjusted gross DTAs expected to be realized within 3 years	946	(27)	919
Total gross DTLs	610	757	1,367

Total admitted DTA realized within 3 years	1,716	757	2,473

Increase in net admitted DTA 1 year versus 3 years	$293	$—	$293

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company’s authorized control level risk based capital is $1 billion and total adjusted capital is $11 billion. Total admitted assets and statutory surplus at December 31, 2009 were $121 billion and $9 billion respectively. Admitted assets and statutory surplus increased by $293 million as disclosed in the previous table.

The provision for current tax expense on earnings is as follows:

	Years Ended December 31,
	2009	2008
	(In Millions)
Federal income tax expense (benefit) on operating earnings	$(71)	$(283)
Foreign income tax expense (benefit) on operating earnings	14	15

	(57)	(268)
Federal income tax expense (benefit) on net realized capital gains (losses)	(131)	(29)

Total federal and foreign income tax expense (benefit)	$(188)	$(297)

The tax effects of temporary differences that give rise to significant portions of the DTAs and DTLs are as follows:

	December 31,
	2009	2008	Change
	(In Millions)
DTAs:
Reserve items	$758	$856	$(98)
Investment items	633	406	227
Policy acquisition costs	480	480	—
Nonadmitted assets	330	341	(11)
Policyholders’ dividends	305	290	15
Pension and compensation related items	163	189	(26)
Unrealized investment losses	125	247	(122)
Tax credits	39	—	39
Expense items	37	42	(5)
Other	40	24	16

Total DTAs	2,910	2,875	35
Nonadmitted DTAs	(437)	(592)	155

Admitted DTAs	2,473	2,283	190

DTLs:
Unrealized investment gains	757	1,238	(481)
Pension items	212	177	35
Deferred and uncollected premium	206	201	5
Reserve for audits and settlements	76	58	18
Other	116	97	19

Total DTLs	1,367	1,771	(404)

Net admitted DTA	$1,106	$512	$594

The ultimate realization of DTAs depends on the generation of future taxable income during the periods in which the temporary differences are deductible. Management considers the scheduled reversal of DTLs (including the impact of available carryback and carryforward periods), projected taxable income, and tax planning strategies in making this assessment.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The change in net deferred income taxes before the exclusion of amounts nonadmitted, less the deferred tax portions of the components of the Statutory Statements of Changes in Surplus shown below which are reported net of taxes, results in the reported change in net deferred income taxes.

	Years Ended December 31,
	2009			2008
	Ordinary	Capital	Total	Total
	(In Millions)
Net DTA(L)	$(147)	$586	$439	$(156)
Less items not recorded in the change in net deferred income taxes:
Tax-effect of unrealized losses	—	122	122	(131)
Tax-effect of unrealized gains	—	(481)	(481)	537
Cumulative effect of adoption of accounting principles	—	(21)	(21)	—
Investment transferred from subsidiary, net of tax	—	—	—	27

Change in net deferred income taxes	$(147)	$206	$59	$277

As of December 31, 2009, the Company had no net operating or capital loss carryforwards to include in deferred income taxes. The Company has total tax credit carryforwards of $41 million in deferred taxes.

The components of federal and foreign income tax on operating items is recorded on the Statutory Statements of Income (Loss) and Statutory Statements of Changes in Surplus and is different from that which would be obtained by applying the prevailing federal income tax rate to operating income before taxes. The significant items causing this difference are as follows:

	Years Ended December 31,
	2009	2008
	(In Millions)
Provision computed at statutory rate	$(144)	$(368)
Investment items	(72)	(190)
Tax credits	(44)	(55)
Change in reserve valuation basis	(11)	30
Nonadmitted assets	11	(7)
Foreign governmental income taxes	7	9
Other	6	7

Total statutory income tax expense (benefit)	$(247)	$(574)

Federal and foreign income tax expense (benefit)	$(188)	$(297)
Change in net deferred income taxes	(59)	(277)

Total statutory income tax expense (benefit)	$(247)	$(574)

During the year ended December 31, 2009 the Company received refunds of federal income taxes in the amount of $484 million. During the year ended December 31, 2008, the Company paid federal income taxes in the amount of $10 million. Federal income taxes paid in prior years that will be available for recovery of the current year or future net losses are as follows: $63 million in 2007 and $69 million in 2006.

The Company and its eligible U.S. subsidiaries are included in a consolidated U.S. federal income tax return. The Company and its subsidiaries and affiliates also file income tax returns in various states and foreign jurisdictions. The Company and its eligible subsidiaries and certain affiliates (the “Parties”) have executed and are subject to a written tax allocation agreement (the “Agreement”). The Agreement sets forth the manner in which the total combined federal income tax is allocated among the Parties. The Agreement provides the Company with the enforceable right to recoup federal income taxes paid in prior

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

years in the event of future net losses, which it may incur. Further, the Agreement provides the Company with the enforceable right to utilize its net losses carried forward as an offset to future net income subject to federal income taxes.

Companies generally are required to disclose unrecognized tax benefits, which are the tax effect of positions taken on their tax returns which may be challenged by the various taxing authorities in order to provide users of financial statements more information regarding potential liabilities. For statutory purposes, the NAIC is still evaluating this disclosure requirement. Because statutory guidance has not been issued, the Company has not yet determined the statutory impact of adoption on its statutory financial statements. The Company continues to recognize tax benefits and related reserves in accordance with existing statutory accounting guidance for liabilities, contingencies and impairments of assets.

The following is a reconciliation of the beginning and ending liability for unrecognized tax benefits (in millions):

Balance, January 1, 2009	$264
Gross change related to positions taken in prior years	71
Gross change related to positions taken in current year	39
Gross change related to settlements	(4)
Gross change related to lapse of statutes of limitations	—

Balance, December 31, 2009	$370

Included in the liability for unrecognized tax benefits as of December 31, 2009, are $340 million of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. The liability for unrecognized tax benefit balance as of December 31, 2009 includes $23 million of unrecognized tax benefits that, if recognized, would impact the Company’s effective tax rate. The Company does not expect the total amount of unrecognized tax benefits to decrease over the next 12 months.

The Company recognizes accrued interest and penalties related to the liability for unrecognized tax benefits as a component of the provision for income taxes. The amount of net interest and penalties recognized in the Company’s financial statements as of December 31, 2009 and 2008 were $56 million and $31 million, respectively.

The Internal Revenue Service (“IRS”) has completed its examination of the years 2001—2003. The IRS is currently auditing the years 2004 and 2005. The Company does not expect a material change in its financial position or liquidity as a result of these audits. As of December 31, 2009 and 2008, the Company had no protective deposits recognized as admitted assets.

The Economic Stimulus Act of 2008, enacted in February 2008, allowed businesses to claim a bonus first year depreciation deduction of 50% for most personal property placed in service after 2007 and before 2009. The Housing Assistance Tax Act, enacted in July 2008, allowed low income housing tax credits to offset the alternative minimum tax (“AMT”), effective for low income housing tax credits attributable to buildings placed in service after December 31, 2007. The Housing Assistance Tax Act also provided the option for corporations to treat certain unused research and AMT credits as allowable and refundable in lieu of claiming the bonus and accelerated depreciation deductions. The American Recovery and Reinvestment Act of 2009, enacted in February 2009, provided a one year extension of the 50% first year bonus depreciation. In addition, a deferral of up to five years is provided for income from reacquisition of business debt at a discount for 2009 and 2010. The Worker, Homeownership, and Business Assistance Act, enacted in November 2009, allows life insurance companies to carryback losses from operations in one taxable year beginning after December 31, 2007 and beginning before January 1, 2010, for up to five years, instead of three years as previously allowed. The amount of the loss that can be carried back to the fifth preceding year is limited to 50% of the taxable income for that year. These new tax provisions will not have a material effect on the Company’s financial position or liquidity.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

16.	Transferable state tax credits

The Company entered into a transfer contract in which certified Massachusetts state tax credits were purchased in December 2008. The total unused transferable state tax credits, gross of any related state tax liabilities, have a carrying value of $1 million as of December 31, 2009 and are recorded in other than invested assets. The Company uses the benefit schedule provided with the transfer contract to estimate the utilization of remaining transferable state tax credits or other projected recovery of the current carrying value. There were no impairments on these credits as of December 31, 2009.

17.	Business risks, commitments and contingencies

a. Risks and uncertainties

The Company operates in a business environment subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk and credit risk. Interest rate risk is the potential for interest rates to change, which can cause fluctuations in the value of investments and amounts due to policyholders. To the extent that fluctuations in interest rates cause the duration of assets and liabilities to differ, the Company controls its exposure to this risk by, among other things, asset/liability management techniques that account for the cash flow characteristics of the assets and liabilities.

The Company’s currency exchange risk is related to non-U.S. dollar denominated investments, its medium-term note programs and international operations. The Company mitigates its currency exposures related to its investments and medium-term note programs through the use of derivatives.

Asset based fees calculated as a percentage of the separate account assets are a source of revenue to the Company. Gains and losses in the equity markets may result in corresponding increases and decreases in the Company’s separate account assets and related revenue.

Credit risk is the risk that issuers of investments owned by the Company may default or that other parties may not be able to pay amounts due to the Company. The Company attempts to manage its investments to limit credit risk by diversifying its portfolio among various security types and industry sectors, as well as purchasing credit default swaps to transfer some of the risk.

Beginning in 2007, the slowing of the U.S. housing market, rising residential mortgage rates, and relaxed underwriting standards by residential mortgage loan originators led to higher delinquency and loss rates, reduced credit availability and reduced liquidity in the residential loan market. The Company has implemented a stringent review process for determining the nature and timing of other than temporary impairments on securities containing these risk characteristics. Cash flows were modeled for selected bonds deemed to be at risk for impairment using prepayment and default assumptions that varied according to collateral attributes. Bonds with nontrivial credit exposure were modeled across a variety of prepayment and default scenarios, spanning the range of possible outcomes specific to each individual security.

Fair values resulting from internal models are those expected to be received in an orderly transaction between market participants at the financial statement date. The fair values of residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities, and commercial mortgage loans are highly sensitive to evolving conditions that can impair the cash flows realized by investors. Determining fair value is made more difficult by the lack of observable prices, uncertainty of credit ratings, and the current liquidity crisis which may continue into the foreseeable future. The ultimate emergence of losses is subject to uncertainty. If defaults were to increase above the stresses imposed in the Company’s analysis or collateral performance was worse than expected, management would need to reassess whether such credit events have changed the Company’s assessment of OTTI and estimates of fair values given the underlying dynamics of the market and the expected performance of these assets. The liquidity crisis continues to adversely affect lenders’ underwriting appetite for new financing arrangements and hence could lead to a diminished ability to refinance the underlying collateral. Also, the downturn of the economy and the real estate market and high levels of unemployment will likely result in continued defaults and ultimately, additional recognition of OTTI.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

In response to the deterioration of Collateralized Debt Obligations (“CDOs”) backed by RMBS that began in 2007, the trading markets for all CDO-related structured products have been adversely affected by reduced liquidity. The Company has investments in structured products that are exposed primarily to the credit risk of corporate bank loans, corporate bonds or credit default swap contracts referencing corporate credit risk. Most of these structured investments are backed by corporate loans and are commonly known as Collateralized Loan Obligations. The portfolios backing these investments are actively managed and diversified by industry and individual issuer concentrations. Due to the nature of CDOs which complicate an evaluation of the underlying collateral, the overall negative economic environment and the resulting reduced market liquidity, the risk premium of CDOs have increased and resulted in declining prices. The steep decline in economic activity that began in the fourth quarter of 2008 has improved. This positive trend has led to improved prices beginning at the end of the second quarter and continuing into the fourth quarter. Management believes its scenario analysis approach, based on actual collateral data and forward looking assumptions, does capture the level of default risks in each pool including refinancing risks. However, in a rapidly changing economic environment the risk in each collateral pool will be more volatile.

The recent liquidity crisis has also resulted in increased risks related to the Company’s investments in domestic and European leveraged loans. European leveraged loans typically have speculative grade ratings. While default rates continue to be low, market liquidity and pricing have both improved domestically and in Europe.

Current market conditions have resulted in increased risks in the Company’s mortgage loan portfolio. Real estate fundamentals such as occupancy, rental rates and rental terms have generally weakened across all property types during 2009. The current credit market environment has also resulted in a shortage of lending to address loans maturing in the near term. Accordingly, while default rates are currently at low levels and the Company continues to proactively manage its risks, the overall economic factors may lead to increased defaults until the market and economy recover.

Management’s judgment regarding OTTI and estimated fair value depends upon evolving conditions that can alter the anticipated cash flows realized by investors and was impacted by the recent illiquid credit market environment, which made it difficult to obtain readily determinable prices for RMBS and other investments, including leveraged loan exposure. Further deterioration of market conditions, high levels of unemployment, and related management judgments of OTTI and fair value could negatively impact the Company’s results of operations, surplus, and the disclosed fair value.

Market risk arises within the Company’s employee benefit plans to the extent that the obligations of the plans are not fully matched by assets with determinable cash flows. Pension and postretirement obligations are subject to change due to fluctuations in the discount rates used to measure the liabilities as well as factors such as changes in inflation, salary increases and participants living longer. The risks are that market fluctuations could result in assets which are insufficient over time to cover the level of projected benefit obligations. In addition, increases in inflation and members living longer could increase the pension and postretirement obligations. Management determines the level of this risk using reports prepared by independent actuaries and takes action, where appropriate, in terms of setting investment strategy and determining contribution levels.

b.	Leases

The Company leases office space and equipment in the normal course of business under various noncancelable operating lease agreements. Additionally, the Company, as lessee, has entered into various sublease agreements with affiliates for office space, such as OppenheimerFunds, Inc. and Babson Capital Management LLC. Total rental expense on net operating leases, recorded in general insurance expenses, was $45 million, $64 million and $41 million, which is net of $28 million, $24 million and $22 million of sublease receipts, for the years ended December 31, 2009, 2008 and 2007, respectively.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

In November 2009, the Company entered into a sale-leaseback transaction with an unrelated party to sell and leaseback furniture, equipment and software, with a book value of $190 million, which was previously included in other than invested assets. The lease terms are for five years; annual lease payments are $38 million. At the end of the lease, the Company has the option of purchasing the furniture, equipment, and software at fair value. These leases are classified as operating leases. The assets were sold at book value, resulting in no gain or loss recognition.

Future minimum commitments for all net operating lease contractual obligations as of December 31, 2009 were as follows:

	Leases	Affiliated Subleases	Nonaffiliated Subleases	Net Operating Leases
	(In Millions)

2010	$106	$25	$1	$80
2011	99	23	1	75
2012	89	19	—	70
2013	82	16	—	66
2014	61	10	—	51
Thereafter	83	47	—	36

Total	$520	$140	$2	$378

c.	Guaranty funds

The Company is subject to insurance guaranty fund laws in the states in which it does business. These laws assess insurance companies amounts to be used to pay benefits to policyholders and policy claimants of insolvent insurance companies. Many states allow these assessments to be credited against future premium taxes. The Company believes such assessments in excess of amounts accrued will not materially impact its financial position, results of operations, or liquidity.

d.	Litigation

The Company is involved in litigation arising in and out of the normal course of business, which seeks both compensatory and punitive damages. While the Company is not aware of any actions or allegations that should reasonably give rise to a material adverse impact to the Company’s financial position or liquidity, the outcome of litigation cannot be foreseen with certainty. It is the opinion of management that the ultimate resolution of these matters will not materially impact the Company’s financial position or liquidity. However, the outcome of a particular proceeding may be material to the Company’s operating results for a particular period depending upon, among other factors, the size of the loss or liability and the level of the Company’s income for the period.

In May 2009, Massachusetts Mutual Life Insurance Company (“MassMutual”) was named as a defendant in a private action related to certain losses in a Bank Owned Life Insurance (“BOLI”) contract issued by MassMutual. The plaintiff alleges, among other things, fraud, breach of contract and breach of fiduciary duty claims against MassMutual and seeks to recover losses arising from investments under the BOLI contract. MassMutual believes it has substantial defenses in this action. However, it is premature to render any opinion as to the likely extent of outcomes unfavorable to MassMutual or as to the aggregate amount or range of potential losses. No loss contingency has been recorded as of December 31, 2009.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Since December 2008, MassMutual and MassMutual Holding LLC (“MMHLLC”) have been named as defendants in a number of putative class action and individual lawsuits filed by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff (“Madoff”) through his company, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). The plaintiffs allege a variety of state law and federal securities claims against MassMutual and/or MMHLLC seeking to recover losses arising from their investments in several funds managed by Tremont Group Holdings, Inc. (“Tremont”) or Tremont Partners, Inc., including Rye Select Broad Market Prime Fund, L.P., Rye Select Broad Market Fund, L.P., American Masters Broad Market Prime Fund, L.P., American Masters Market Neutral Fund, L.P. and/or Tremont Market Neutral Fund, L.P. Tremont and its subsidiary, Tremont Partners, Inc., are indirect subsidiaries of MMHLLC. MassMutual and MMHLLC believe they have substantial defenses and will vigorously defend themselves in these actions. MassMutual and MMHLLC believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. As of December 31, 2008, MassMutual had no investments in Madoff-managed strategies to which any value has been ascribed. Therefore, no loss contingency has been recorded as of December 31, 2009.

In 2009, the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS notified Tremont that the bankruptcy estate of BLMIS has purported preference and fraudulent transfer claims against Tremont’s Rye Select Broad Market funds and certain Tremont affiliates to recover redemption payments received from BLMIS by certain of those Rye Select funds in 2008. Certain of the Rye Select funds, in turn, have notified the Trustee of substantial claims by them against BLMIS. Tremont and the Trustee have been attempting to reach a mutually acceptable settlement of his claims against the funds. There is no guarantee that Tremont will be successful in negotiating such settlement.

The Company, together with numerous other defendants, was named in an adversary proceeding in the Enron bankruptcy. In 2008, this matter was resolved between the parties with no additional adverse impact to the Company.

In 2005, the Company received final approval of a nationwide class action settlement involving alleged insurance sales practices claims. In 2006, all appeals to this settlement were resolved. The settlement class included all policyholders, with certain limited exceptions, who have or had an ownership interest in permanent life policies, term life policies or disability income policies issued between January 1, 1983 and December 31, 2003. Through December 31, 2009 the Company had paid $243 million resulting from this settlement.

e.	Regulatory matters

The Company is subject to governmental and administrative proceedings and regulatory inquiries, examinations and investigations in the ordinary course of its business. In connection with regulatory inquiries, examinations and investigations, the Company has been contacted by various regulatory agencies including among others, the Securities and Exchange Commission, U.S. Department of Labor, and various state insurance departments and state attorneys general. The Company has cooperated fully with these regulatory agencies with regard to their inquiries, examinations and investigations and has responded to information requests and comments.

Recent market volatility in the financial services industry has contributed to increased scrutiny of the entire financial services industry. Therefore, the Company believes that it is reasonable to expect that proceedings, regulatory inquiries, examinations and investigations into the insurance and financial services industries will continue for the foreseeable future and may result in new industry-wide legislation, rules, and regulations that could significantly affect the insurance and financial services industries as a whole. It is the opinion of management that the ultimate resolution of these regulatory inquiries, examinations and investigations will not materially impact the Company’s financial position or liquidity. The outcome of a particular matter may be material to the Company’s operating results for a particular period depending upon, among other factors, the financial impact of the matter and the level of the Company’s income for the period.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

f.	Commitments

In the normal course of business, the Company provides specified guarantees and funding to MMHLLC and certain of its subsidiaries. As of December 31, 2009 and 2008, the Company had approximately $75 million of unsecured funding commitments. The unsecured commitments are included in private placements in the table below. As of December 31, 2009 and 2008, the Company had no commitments funded and no outstanding balance due.

In the normal course of business, the Company enters into letter of credit arrangements. As of December 31, 2009 and 2008, the Company had approximately $120 million and $100 million of outstanding letter of credit arrangements, respectively. As of December 31, 2009, the Company had a $2 million funding request attributable to these letter of credit arrangements. As of December 31, 2008, the Company had no funding requests attributable to these letter of credit arrangements.

As of December 31, 2009 and 2008, the Company approved financing of $750 million and $834 million, respectively, for MassMutual Asset Finance LLC that can be used to finance ongoing asset purchases and refinance existing Company provided lines of credit. Borrowings under the facility with the Company as of December 31, 2009 and 2008 were $624 million and $704 million, respectively, with interest of $17 million and $18 million for the years ended December 31, 2009 and 2008, respectively. The unfunded amount of the facility, totaling $126 million as of December 31, 2009, is included in private placements in the table below. The interest of this facility adjusts monthly based on the 30-day London Interbank Offered Rate.

In the normal course of business, the Company enters into commitments to purchase certain investments. The majority of these commitments have funding periods that extend between one and five years. The Company is not required to fund commitments once the commitment period expires. As of December 31, 2009, the Company had the following commitments:

	2010	2011	2012	2013	2014	There- after	Total
	( In Millions )
Private placements	$760	$198	$8	$291	$28	$—	$1,285
Mortgage loans	140	21	3	6	—	—	170
Partnerships and LLCs	420	184	429	326	908	65	2,332
LIHTC investments (including equity contributions)	14	—	—	—	3	—	17

Total	$1,334	$403	$440	$623	$939	$65	$3,804

In the normal course of business the Company enters into commitments related to property lease arrangements, certain indemnities, investments and other business obligations. As of December 31, 2009 and 2008, the Company had no outstanding obligations attributable to these commitments.

Certain commitments and guarantees of the Company provide for the maintenance of subsidiary regulatory capital and surplus levels and liquidity sufficient to meet certain obligations. These commitments and guarantees are not limited. As of December 31, 2009 and 2008, the Company had no outstanding obligations attributable to these commitments and guarantees.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

18.	Withdrawal characteristics

a.	Annuity actuarial reserves and liabilities for deposit-type contracts

The withdrawal characteristics of the Company’s annuity actuarial reserves and deposit-type contracts as of December 31, 2009 are illustrated below:

	Amount	% of Total
	($ In Millions)

Subject to discretionary withdrawal:
With fair value adjustment	$6,729	13%
At book value less current surrender charge of 5% or more	924	2
At fair value	32,571	65

Subtotal	40,224	80
Subject to discretionary withdrawal:
At book value without fair value adjustment	3,184	6
Not subject to discretionary withdrawal	7,269	14

Total	$50,677	100%

The following is the reconciliation of total annuity actuarial reserves and liabilities for deposit-type contracts as of December 31, 2009 (in millions):

Statutory Statements of Financial Position:
Policyholders’ reserves - group annuities	$9,109
Policyholders’ reserves - individual annuities	4,772
Policyholders’ reserves - guaranteed investment contracts	26
Liabilities for deposit-type contracts	2,809

Subtotal	16,716

Separate Account Annual Statement:
Annuities	32,793
Other annuity contract deposit-funds and guaranteed interest contracts	1,168

Subtotal	33,961

Total	$50,677

b.	Separate accounts

The Company has guaranteed separate accounts classified as the following: (1) indexed, which are invested to mirror an established index based on the guarantee and (2) nonindexed, which have reserve interest rates at no greater than 4% and/or to fund a long-term interest guarantee in excess of a year that does not exceed 4%. The Company has nonguaranteed separate accounts which are variable accounts where the benefit is determined by the performance and/or market value of the investments held in the separate account with incidental risk, notional expense, and minimum death benefit guarantees.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2009 is as follows:

	Indexed	Guaranteed Less than/ Equal to 4%	Non Guaranteed	Total
	(In Millions)
Net premium, considerations or deposits for the year ended December 31, 2009	$—	$—	$5,005	$5,005

Reserves at December 31, 2009:
For accounts with assets at:
Fair value/market value	$666	$3,272	$32,329	$36,267
Amortized cost/book value	500	—	—	500

Subtotal	1,166	3,272	32,329	36,767
Nonpolicy liabilities	—	—	991	991

Total	$1,166	$3,272	$33,320	$37,758

Reserves by withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$416	$—	$—	$416
At fair value	—	2,645	32,329	34,974
At book value without market value adjustment and current surrender charge of less than 5%	—	627	—	627

Subtotal	416	3,272	32,329	36,017
Not subject to discretionary withdrawal	750	—	—	750
Nonpolicy liabilities	—	—	991	991

Total	$1,166	$3,272	$33,320	$37,758

The following is a summary reconciliation of amounts reported as transfers to (from) separate accounts in the summary of operations of the Company’s NAIC Separate Account Annual Statement with the amounts reported as net transfers to (from) separate accounts in change in policyholders’ reserves in the accompanying Statutory Statements of Income (Loss):

	Years Ended December 31,
	2009	2008	2007
	(In Millions)
From the Separate Account Annual Statement:
Transfers to separate accounts	$4,340	$6,200	$7,207
Transfers from separate accounts	(4,333)	(6,057)	(5,195)

Subtotal	7	143	2,012
Reconciling adjustments:
Net deposits on deposit-type liabilities	663	422	(463)

Net transfers to (from) separate accounts	$670	$565	$1,549

Net deposits on deposit-type liabilities are not considered premium and therefore are excluded from the Statutory Statements of Income (Loss).

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

19.	Presentation of the Statutory Statements of Cash Flows

As required by SSAP No. 69 “Statement of Cash Flows,” the Company has included in the Statutory Statements of Cash Flows, non-cash transactions primarily related to the following:

	Years Ended December 31,
	2009	2008	2007
	(In Millions)

Bank loan transfer	$1,266	$1,983	$1,774
Bond conversion	1,065	1,598	1,038
Mortgages to other invested assets	209	14	—
Mortgage conversion to bonds	166	—	—
Other invested assets converted to real estate	61	—	—
Other invested assets converted to bonds	53	275	26
Other invested assets stock distribution	47	21	41
Interest capitalization for long-term debt	14	11	13
Dividend reinvestment	5	10	35
Net investment income payment-in-kind bonds	4	6	7
Stock conversion	4	103	44
Stock conversion to other invested assets	2	—	263
Other invested assets received as dividend	—	18	—
Bond transfer to other invested assets	—	—	120
Bond transfer from short-term to long-term	—	—	13

The bank loan transfer amount is included in the proceeds from investments sold, matured or repaid on bonds and cost of investments acquired for bonds on the Statutory Statements of Cash Flows and represents rollover transactions processed as the result of rate resets on existing bank loans.

The statement of cash flows for the year ended December 31, 2009 reflects approximately $886 million of non-cash activity for surrender benefits and a decrease in policy loans related to the lapse of one group of corporate-owned life insurance policies. The surrender benefits were used to repay policy loans. No cash was disbursed or received for these surrender benefits or loan repayments.

As of December 31, 2007, the cash, cash equivalents and short-term investments of $2,558 million on the Statutory Statements of Cash Flows excluded $8 million in nonadmitted assets related to securities purchased under agreements to resell. The uncollateralized portion of the contract was nonadmitted when the fair value of the collateral fell below the contract value.

20.	Subsequent events

The Company has evaluated subsequent events through February 19, 2010, the date the financial statements were available to be issued, and no events have occurred subsequent to the balance sheet date and before the date of evaluation that would require disclosure.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

21.	Subsidiaries and affiliated companies

A summary of ownership and relationship of the Company and its subsidiaries and affiliated companies as of December 31, 2009 is illustrated below. Subsidiaries are wholly owned, except as noted.

Subsidiaries of Massachusetts Mutual Life Insurance Company

C.M. Life Insurance Company

MassMutual Holding LLC

The MassMutual Trust Company

MML Distributors, LLC – 99% (remaining 1% owned by MassMutual Holding LLC)

MML Private Placement Investment Company I, LLC

MML Mezzanine Investor, LLC

MML Mezzanine Investor L, LLC

MML Mezzanine Investor II, LLC

MML Private Equity Fund Investor, LLC

MML Re Finance LLC

MMC Equipment Finance LLC

Invicta Advisors LLC

CB – Apts, LLC

CV – Apts, LLC

MP – Apts, LLC

MSP – SC, LLC

MW – Apts, LLC

PL – Apts, LLC – 92% (remaining 8% owned by C.M. Life Insurance Company)

WP – SC, LLC – 81% (remaining 19% owned by C.M. Life Insurance Company)

WW – Apts, LLC

Country Club Office Plaza LLC – 88% (remaining 12% owned by C.M. Life Insurance Company)

MML ABN Separate Account Holding Company LLC

MML ABN Separate Account Holding Company II LLC

Subsidiaries of C.M. Life Insurance Company

MML Bay State Life Insurance Company

CML Mezzanine Investor, LLC

CML Mezzanine Investor L, LLC

CML Re Finance LLC

Subsidiary of MMC Equipment Finance LLC

MassMutual Asset Finance LLC

Subsidiaries of MassMutual Holding LLC

HYP Management LLC

MassMutual Assignment Company

MassMutual Holding MSC, Inc.

MassMutual International LLC

MML Investors Services, Inc.

MML Realty Management Corporation

Cornerstone Real Estate Advisers LLC

Babson Capital Management LLC

Oppenheimer Acquisition Corporation – 99%

MassMutual Baring Holding LLC

MML Financial, LLC

MassMutual Capital Partners LLC

First Mercantile Trust Company

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Affiliates of Massachusetts Mutual Life Insurance Company

MML Series Investment Fund

MML Series Investment Fund II

MassMutual Select Funds

MassMutual Premier Funds

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

22.	Impairment listing for loan-backed and structured securities

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized Other-than- temporary- impairments	Amortized Cost after OTTI	Fair Value
00075WAB5	$406,726	$—	$406,726	$396,891	$(9,835)	$396,891	$390,925
004375CT6	7,087,705	2,320,488	9,408,193	8,562,534	(845,659)	8,562,534	4,783,499
004375EW7	1,297,918	(9,548)	1,288,370	1,101,216	(187,155)	1,101,216	1,013,990
004421TD5	1,640,314	(83,434)	1,556,880	1,395,270	(161,611)	1,395,270	654,262
00442FAB8	185,213	67,717	252,930	159,262	(93,667)	159,262	212,589
00442GAD2	1,220,912	2,091,087	3,311,999	2,602,502	(709,497)	2,602,502	2,810,710
00442JAE4	9,408,905	2,634,274	12,043,179	9,698,807	(2,344,372)	9,698,807	7,758,652
00442KAD3	4,530,278	1,014,610	5,544,888	4,278,160	(1,266,728)	4,278,160	3,239,751
00442LAD1	4,696,408	(298,979)	4,397,430	3,239,830	(1,157,600)	3,239,830	2,553,218
007034AQ4	9,384,995	—	9,384,995	7,276,504	(2,108,492)	7,276,504	5,818,808
007036CE4	276,597	(7,657)	268,940	20,400	(248,540)	20,400	50,000
007036FB7	2,492,010	—	2,492,010	2,428,083	(63,927)	2,428,083	342,330
007036FY7	267,716	(115,286)	152,430	28,661	(123,769)	28,661	16,436
007036GB6	1,070,720	28,476	1,099,196	485,536	(613,660)	485,536	334,979
007037BK9	2,719,291	174,941	2,894,232	2,329,100	(565,131)	2,329,100	2,348,443
01853GAB6	162,789	458,587	621,376	621,524	147	621,524	857,560
021455AB6	906,787	—	906,787	890,607	(16,180)	890,607	882,659
02146QAB9	17,777,019	(1,109,038)	16,667,981	16,015,900	(652,080)	16,015,900	9,877,932
02146TAQ0	23,322,302	(3,781,077)	19,541,225	18,310,000	(1,231,225)	18,310,000	16,689,902
02146YAD8	27,916,188	(1,298,316)	26,617,871	24,025,206	(2,592,665)	24,025,206	15,110,725
02147CAA1	11,759,036	(836,317)	10,922,719	10,865,188	(57,531)	10,865,188	6,604,822
02147DAB7	15,244,951	(1,423,194)	13,821,757	13,109,767	(711,990)	13,109,767	7,654,768
02147DAV3	2,152,204	381,732	2,533,936	2,659,476	125,540	2,659,476	1,973,883
02150MAB1	18,990,769	(2,272,583)	16,718,186	15,530,800	(1,187,386)	15,530,800	10,502,952
02639MAK2	19,054,674	(762,686)	18,291,988	18,291,988	—	18,291,988	12,955,848
02639MAM8	3,136,786	1,153,598	4,290,384	2,593,716	(1,696,668)	2,593,716	5,888,313
02660CAH3	144,972	559,388	704,359	321,326	(383,033)	321,326	235,267
02660TGN7	10,231,552	—	10,231,552	10,120,160	(111,392)	10,120,160	5,690,127
02660THA4	94,064	—	94,064	24,528	(69,536)	24,528	46,200
02660THL0	2,559,936	(330,934)	2,229,002	1,930,386	(298,616)	1,930,386	1,187,873
02660THT3	460,020	399,666	859,685	850,081	(9,604)	850,081	619,923
02660TJB0	27,979,962	(232,637)	27,747,326	27,389,612	(357,713)	27,389,612	12,577,818
02660WAC0	23,902,172	(2,153,257)	21,748,915	20,836,363	(912,552)	20,836,363	12,465,509
02660XAD6	16,768,976	(1,191,996)	15,576,980	15,357,554	(219,426)	15,357,554	8,982,694
026929AD1	10,461,430	—	10,461,430	10,276,184	(185,245)	10,276,184	5,997,805
040104QN4	5,500,266	—	5,500,266	5,226,483	(273,783)	5,226,483	4,367,234
040104RV5	4,213,796	(123,260)	4,090,536	3,270,607	(819,929)	3,270,607	2,293,164
040104TF8	246,803	—	246,803	198,582	(48,221)	198,582	88,737
040104TG6	2,007,541	(124,582)	1,882,959	1,425,745	(457,214)	1,425,745	1,064,188
04012XAC9	671,097	—	671,097	319,925	(351,171)	319,925	216,293
04544TAB7	1,175,563	(280,621)	894,941	894,941	—	894,941	970,949
053642AC8	4,603,598	(371,778)	4,231,820	4,231,820	—	4,231,820	2,700,000
055294AA0	4,541,766	(945,422)	3,596,344	3,596,344	—	3,596,344	2,499,556
05535DCF9	9,735,123	(1,071,304)	8,663,820	8,663,820	—	8,663,820	5,717,211
05615P209	1,286,369	(589,369)	697,000	697,000	—	697,000	340,000
05615TAA0	5,007,026	(1,288,226)	3,718,800	3,718,800	—	3,718,800	1,872,000
056168AN7	4,346,552	1,373,448	5,720,000	5,720,000	—	5,720,000	900,000
05616YAE0	18,665,491	(4,465,158)	14,200,332	14,200,332	—	14,200,332	3,201,667
05617AMN8	41,109	—	41,109	8,824	(32,285)	8,824	40,605
05617BAA7	3,722,629	3,103,871	6,826,500	6,826,500	—	6,826,500	1,110,000
05946XJW4	146,968	(117,857)	29,110	29,107	(4)	29,107	156,690
05946XYB3	166,108	—	166,108	78,147	(87,961)	78,147	99,675
05946XYP2	1,421,266	—	1,421,266	1,323,304	(97,962)	1,323,304	738,027
05948XPR6	2,082,465	—	2,082,465	557,101	(1,525,364)	557,101	1,231,959
05948XR52	474,971	—	474,971	91,470	(383,501)	91,470	188,272
05948XVH1	1,497,403	—	1,497,403	306,092	(1,191,311)	306,092	528,786
05948XVJ7	788,039	114,504	902,543	59,071	(843,473)	59,071	194,455
05949AGR5	986,185	—	986,185	980,140	(6,045)	980,140	839,365
05949AHG8	6,127,000	—	6,127,000	6,014,458	(112,543)	6,014,458	5,723,279
05949ALH1	2,937,112	—	2,937,112	2,855,947	(81,165)	2,855,947	2,746,262
05949AZG8	2,582,767	—	2,582,767	2,576,971	(5,796)	2,576,971	2,207,565
05950DAA8	12,267,524	—	12,267,524	12,223,572	(43,953)	12,223,572	9,373,865
05950HAA9	26,958,890	(1,154,766)	25,804,125	25,734,549	(69,576)	25,734,549	21,527,308
06050HKY3	181,953	107,786	289,739	289,735	(3)	289,735	92,330
06652DAA7	7,999,644	(246,351)	7,753,294	7,713,156	(40,137)	7,713,156	4,217,139
07325HAC9	3,396,422	(37,314)	3,359,108	3,359,108	—	3,359,108	3,020,770
07325VAG9	3,128,744	(37,370)	3,091,374	2,754,647	(336,726)	2,754,647	2,386,917

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized Other-than- temporary- impairments	Amortized Cost after OTTI	Fair Value
07384MS60	$4,031,928	$(427,277)	$3,604,651	$3,597,566	$(7,085)	$3,597,566	$3,289,847
07384MV33	(73,525)	149,525	76,000	84,442	8,442	84,442	229,784
07384YNJ1	1,567,884	—	1,567,884	1,456,357	(111,527)	1,456,357	1,508,652
07384YPP5	4,596,090	—	4,596,090	3,674,175	(921,916)	3,674,175	999,109
073852AA3	4,418,510	—	4,418,510	4,377,063	(41,448)	4,377,063	4,131,611
073852AD7	4,331,841	(1,562,111)	2,769,729	1,934,225	(835,504)	1,934,225	1,185,850
073854AB7	15,735,556	1,003,380	16,738,936	15,361,792	(1,377,144)	15,361,792	9,633,710
073860AA6	2,633,186	(113,354)	2,519,832	2,429,131	(90,701)	2,429,131	2,103,309
073860AB4	3,147,261	47,966	3,195,227	2,841,323	(353,904)	2,841,323	2,184,940
07386HCM1	1,410,031	—	1,410,031	1,056,537	(353,494)	1,056,537	706,760
07386HCP4	280,541	92,493	373,034	39,487	(333,547)	39,487	69,912
07386HEN7	626,875	197,897	824,772	82,842	(741,930)	82,842	167,872
07386HHW4	151,576	(117,136)	34,440	23,712	(10,729)	23,712	118,364
07386HJL6	339,152	51,485	390,637	153,449	(237,188)	153,449	282,793
07386HLU3	53,001	(40,309)	12,693	8,937	(3,755)	8,937	68,639
07386HSF9	204,760	4,599	209,358	82,793	(126,565)	82,793	81,684
07386HSP7	6,770,677	—	6,770,677	6,706,809	(63,868)	6,706,809	4,197,549
07386HTQ4	415,178	—	415,178	250,592	(164,587)	250,592	347,054
073879PA0	1,587,600	313,374	1,900,974	1,668,300	(232,674)	1,668,300	661,470
073879QF8	1,254,924	(98,924)	1,156,000	1,108,896	(47,104)	1,108,896	629,200
073879Z92	11,660,102	681,870	12,341,972	11,388,410	(953,561)	11,388,410	3,777,103
07387AFA8	385,423	(7,975)	377,449	108,446	(269,003)	108,446	219,173
07387UHB0	22,698	84,718	107,416		(107,416)		9,899
07388EAA4	2,401,636	(327,186)	2,074,450	1,840,554	(233,896)	1,840,554	1,776,388
07388UAB6	1,829,762	(125,739)	1,704,023	1,506,514	(197,509)	1,506,514	1,323,492
07389LAA7	881,959	—	881,959	851,520	(30,438)	851,520	759,410
07389PAY6	671,883	(195,194)	476,689	293,212	(183,477)	293,212	285,272
07389VAA5	2,047,850	(223,130)	1,824,720	1,715,357	(109,363)	1,715,357	1,617,545
07400XAB4	6,160,795	(2,275,620)	3,885,175	3,429,090	(456,085)	3,429,090	1,712,050
07401EAA7	15,708,268	(4,399,772)	11,308,496	10,365,077	(943,419)	10,365,077	8,625,676
07401LAA1	17,892,548	(2,014,958)	15,877,590	15,533,761	(343,829)	15,533,761	9,168,168
07401LAQ6	4,804,667	(389,130)	4,415,537	4,162,870	(252,667)	4,162,870	2,452,575
07401LBA0	(277,866)	115,134	(162,732)	(157,637)	5,095	(157,637)	726,031
07820QAY1	18,502,926	(411,969)	18,090,958	17,874,223	(216,734)	17,874,223	12,522,070
07820QBL8	3,239,301	(136,329)	3,102,972	3,096,420	(6,553)	3,096,420	1,937,099
078446AB7	151,595	33,405	185,000	158,000	(27,000)	158,000	158,000
12489WQE7	1,982,151	(88,051)	1,894,100	1,345,000	(549,100)	1,345,000	927,180
12489WQH0	756,131	(107,825)	648,306	46,000	(602,306)	46,000	88,534
1248MAAD9	2,541,014	(528,869)	2,012,145	1,433,341	(578,804)	1,433,341	1,902,630
1248MEAE9	1,983,025	(149,057)	1,833,968	1,200,600	(633,368)	1,200,600	1,125,221
1248MEAG4	1,224,403	(51,404)	1,172,999	943,054	(229,945)	943,054	980,168
1248MGAJ3	210,190	(5,620)	204,570	204,542	(28)	204,542	228,594
1248RHAD9	4,779,731	624,422	5,404,153	4,350,796	(1,053,357)	4,350,796	2,686,481
12498NAB9	1,471,923	(18,936)	1,452,987	1,300,044	(152,943)	1,300,044	1,022,227
12544WAK3	1,388,571	(463,642)	924,928	924,918	(11)	924,918	1,330,518
12567AAF4	259,378	203,880	463,258	464,059	801	464,059	705,163
12627HAN0	(187)	11,467	11,280	1,181	(10,099)	1,181	2,962
12629EAK1	51,162	21,017	72,180	8,123	(64,057)	8,123	44,562
12638PAL3	14,577	(439)	14,138	890	(13,248)	890	7,736
12666XAB3	7,019,185	(923,289)	6,095,897	5,223,182	(872,715)	5,223,182	4,883,853
126670JD1	1,712,307	(192,104)	1,520,203	1,345,461	(174,742)	1,345,461	1,209,222
126670KN7	1,678,389	356,255	2,034,644	1,819,500	(215,144)	1,819,500	828,559
126670LN6	2,415,597	626,917	3,042,514	3,042,514	—	3,042,514	1,684,380
126670LP1	7,123,065	(596,889)	6,526,176	4,200,800	(2,325,376)	4,200,800	2,006,123
126670PG7	2,444,357	610,383	3,054,740	3,054,740	(0)	3,054,740	1,091,790
126670TU2	186,288	(7,048)	179,240	171,133	(8,108)	171,133	158,807
126670WT1	5,340,575	(140,686)	5,199,889	5,048,456	(151,433)	5,048,456	3,955,237
12667F2A2	163,158	(54,563)	108,595	81,502	(27,093)	81,502	57,032
12667FBJ3	2,566,505	(108,915)	2,457,590	2,254,824	(202,766)	2,254,824	1,865,756
12667FUL7	363,818	668,570	1,032,388	768,054	(264,334)	768,054	374,738
12667G4D2	22,671	5,057	27,728	27,741	13	27,741	47,782
12667GME0	18,442,810	(297,784)	18,145,026	18,111,264	(33,762)	18,111,264	9,972,950
12667GR62	12,746,640	(667,749)	12,078,891	12,073,212	(5,679)	12,073,212	7,916,471
12667GRW5	897,371	(71,616)	825,754	797,959	(27,795)	797,959	404,880
12667GS20	16,122,765	(743,582)	15,379,183	15,354,952	(24,231)	15,354,952	8,628,836
12667GWF6	10,925,236	(800,696)	10,124,540	9,489,260	(635,280)	9,489,260	4,902,738
12667GYX5	1,285,772	(59,584)	1,226,188	1,226,272	83	1,226,272	1,139,748
12667NAC2	302,475	(34,564)	267,911	249,866	(18,045)	249,866	218,280
126684AC3	3,086,917	56,724	3,143,642	1,935,105	(1,208,536)	1,935,105	2,523,360
12668A3Q6	11,139,895	(1,224,490)	9,915,405	9,668,991	(246,413)	9,668,991	3,546,923
12668A3V5	11,258	3,341	14,600	5,303	(9,297)	5,303	30,556
12668A4B8	18,372,664	(1,395,504)	16,977,160	16,673,193	(303,967)	16,673,193	8,866,596
12668A4G7	14,012	27,523	41,535	13,011	(28,524)	13,011	68,978
12668AAY1	76,890	6,625	83,515	83,626	112	83,626	153,983
12668ACG8	4,852,236	(153,482)	4,698,754	4,698,754	—	4,698,754	3,791,262

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized Other-than- temporary- impairments	Amortized Cost after OTTI	Fair Value
12668ACZ6	$4,427,651	$(173,854)	$4,253,797	$4,050,697	$(203,100)	$4,050,697	$2,424,716
12668AEV3	14,747,867	(829,384)	13,918,483	13,287,159	(631,324)	13,287,159	7,744,665
12668AEZ4	74,423	(59,104)	15,318	15,318	—	15,318	80,525
12668AFA8	(18,827)	30,018	11,192	11,192	—	11,192	36,765
12668AGW9	3,564,918	(345,540)	3,219,378	3,211,491	(7,887)	3,211,491	2,731,132
12668APF6	415,330	—	415,330	435,895	20,564	435,895	508,678
12668ATY1	(65,283)	286	(64,997)	(64,963)	35	(64,963)	95,472
12668AUD5	(47,360)	(17,169)	(64,529)	(64,529)	—	(64,529)	4,600
12668AVP7	8,737,532	(149,624)	8,587,908	8,512,640	(75,268)	8,512,640	5,266,246
12668AWQ4	44,584	(41,183)	3,401	3,186	(215)	3,186	29,979
12668BAU7	123,253	72,317	195,570	158,916	(36,654)	158,916	206,969
12668BB77	30,990,691	(1,312,292)	29,678,399	26,552,824	(3,125,575)	26,552,824	16,278,170
12668BDR1	62,792	(34,400)	28,392	8,262	(20,130)	8,262	65,796
12668BE33	17,275,119	—	17,275,119	16,361,953	(913,166)	16,361,953	8,590,825
126694A99	9,626	(10,895)	(1,270)	(1,269)	—	(1,269)	15,699
126694F86	20,391	(15,610)	4,782	1,535	(3,247)	1,535	18,129
126694N46	5,151,581	(86,756)	5,064,824	5,041,322	(23,502)	5,041,322	3,526,903
126694P36	13,351	(7,741)	5,610	1,755	(3,855)	1,755	26,187
126694YM4	3,906,587	—	3,906,587	3,782,512	(124,075)	3,782,512	1,932,469
126694YW2		8,581	8,581	2,948	(5,633)	2,948	41,492
126694ZB7	92,124	(43,842)	48,282	10,500	(37,782)	10,500	57,325
126694ZD3	10,000	(6,657)	3,343	1,177	(2,166)	1,177	6,313
12669D3C0	511,405	—	511,405	486,445	(24,960)	486,445	264,998
12669E6K7	1,275,099	—	1,275,099	607,889	(667,210)	607,889	920,107
12669EH33	228,927	—	228,927	242,713	13,786	242,713	233,044
12669EJ56	285,794	—	285,794	24,998	(260,797)	24,998	61,568
12669FKR3	296,372	(11,419)	284,954	285,159	206	285,159	285,070
12669FP23	820,922	(144,719)	676,202	475,883	(200,319)	475,883	763,207
12669FP31	278,663	148,409	427,072	427,628	556	427,628	693,525
12669FVD2	1,099,395	(65,067)	1,034,328	999,912	(34,416)	999,912	981,586
12669FW82	1,282,859	(10,002)	1,272,857	1,255,942	(16,914)	1,255,942	856,530
12669FXR9	653,961	—	653,961	641,742	(12,219)	641,742	425,791
12669GKH3	14,994,780	(276,764)	14,718,017	14,590,700	(127,317)	14,590,700	10,100,291
12669GMS7	313,009	—	313,009	299,973	(13,036)	299,973	179,158
12669GPB1	5,322	9,249	14,571	14,550	(22)	14,550	53,565
12669GRM5	3,479,303	(384,607)	3,094,697	3,352,604	257,907	3,352,604	1,882,027
12669GRQ6	10,174,672	(1,065,274)	9,109,397	8,824,804	(284,594)	8,824,804	5,379,170
12669GTV3	436,784	—	436,784	420,983	(15,802)	420,983	230,738
12669GUR0	4,378,904	—	4,378,904	4,148,210	(230,694)	4,148,210	2,417,637
12669GXW6	489,482	(139,216)	350,266	335,337	(14,929)	335,337	467,181
12669UBB5	497,412	—	497,412	493,895	(3,517)	493,895	491,696
14454AAB5	4,355,434	(55,600)	4,299,834	3,741,328	(558,506)	3,741,328	4,160,888
172939AB6	15,119	—	15,119	12,899	(2,219)	12,899	13,895
172981AK8	306,588	(31,892)	274,697	274,699	3	274,699	394,963
172981AL6	149,445	(25,449)	123,995	124,069	74	124,069	214,360
17307G3D8	2,269,096	—	2,269,096	2,021,866	(247,230)	2,021,866	1,075,738
17307GH76	452,689	(55,298)	397,391	382,054	(15,337)	382,054	266,797
17307GH84	126,447	1,656	128,103	107,648	(20,455)	107,648	107,720
17307GMQ8	8,274,282	(505,406)	7,768,876	7,768,876	—	7,768,876	7,261,757
17307GN79	379,993	(315,563)	64,430	(6,344)	(70,774)	(6,344)	91,935
17307GPE2	18,552,802	(4,842,254)	13,710,548	13,710,548	—	13,710,548	11,569,734
17307GPW2	502,051	(424,514)	77,537	77,537	—	77,537	147,785
17307GYD4	2,595,278	(31,729)	2,563,549	2,563,549	—	2,563,549	2,583,285
17309CAL9	77,030	(52,423)	24,606		(24,606)		24,758
17309MAB9	12,341,905	(395,031)	11,946,875	10,071,585	(1,875,289)	10,071,585	9,465,314
17309MAF0	220,729	11,571	232,300	43,394	(188,905)	43,394	57,177
17309NAH4	774,442	(174,962)	599,480	334,800	(264,680)	334,800	1,298,044
17309QAC8	9,483,532	—	9,483,532	9,131,484	(352,048)	9,131,484	7,144,100
17309QAM6	9,142	—	9,142	3,000	(6,142)	3,000	9,824
17309RAM4	53,216	(4,626)	48,590	5,869	(42,721)	5,869	55,161
17309SAC4	8,925,171	(504,006)	8,421,165	6,941,988	(1,479,177)	6,941,988	6,265,382
17309SAM2	4,636	4,721	9,357	1,448	(7,909)	1,448	2,452
17309SAN0	6,017	(137)	5,880	312	(5,569)	312	239
17309YAJ6	40,302	20,289	60,590	3,103	(57,487)	3,103	97,678
17309YAK3	(2,161)	28,604	26,443		(26,443)		18,843
17310UAE2	51,053	(27,827)	23,227	3,149	(20,077)	3,149	37,857
17311YAC7	3,116,760	480,130	3,596,890	2,829,009	(767,881)	2,829,009	2,054,241
17312TAH6	1,769,825	(226,465)	1,543,361	1,315,864	(227,497)	1,315,864	1,378,057
22540V3F7	1,852,027	559,539	2,411,566	2,321,586	(89,980)	2,321,586	1,248,567
22540V5D0	115,950	(28,738)	87,211	77,223	(9,988)	77,223	74,578
22540VQ70	879,895	236,262	1,116,157	1,116,157	—	1,116,157	644,338
22541N5E5	1,445,008	—	1,445,008	429,412	(1,015,596)	429,412	681,964
22541NBT5	927,137	347,071	1,274,208	1,273,440	(768)	1,273,440	847,880
22541NFL8	4,944,864	(127,761)	4,817,103	4,817,103	—	4,817,103	4,475,723

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized Other-than- temporary- impairments	Amortized Cost after OTTI	Fair Value
22541NR68	$91,777	$—	$91,777	$64,008	$(27,769)	$64,008	$36,806
22541NUB3	2,849,592	(91,442)	2,758,150	2,758,834	683	2,758,834	1,555,537
22541Q4M1	630,771	613,317	1,244,088	951,214	(292,874)	951,214	606,698
22541QA44	1,590,639	—	1,590,639	1,124,084	(466,555)	1,124,084	674,486
22541QDA7	1,002,336	—	1,002,336	902,832	(99,503)	902,832	551,738
22541QDB5	509,181	—	509,181	179,078	(330,103)	179,078	293,133
22541QFK3	470,108	(110,641)	359,467	359,495	29	359,495	224,801
22541QJR4	311,378	245,781	557,159	160,750	(396,409)	160,750	231,143
22541QV25	474,255	220,527	694,783	33,536	(661,247)	33,536	88,578
22541SFL7	823	(106)	718	40	(677)	40	213
22541SJV1	3,706,628	(4,813)	3,701,815	3,701,815	—	3,701,815	1,037,936
22541SRC4	434,356	93,437	527,793	527,793	—	527,793	500,187
22541SRZ3	23,810	(7,509)	16,301		(16,301)		57,755
22541SSD1	259,654	(127,205)	132,449	132,702	253	132,702	856,043
22541SXR4	2,613,347	(531,848)	2,081,499	1,785,960	(295,539)	1,785,960	858,045
225458RG5	117,665	(79,231)	38,434	38,434	—	38,434	51,240
225470R70	96,510	(53,518)	42,993	5,549	(37,443)	5,549	58,769
225470R88	277,690	(5,181)	272,509	263,695	(8,814)	263,695	5,572
2254W0KK0	203,343	(310,533)	(107,190)	9,127	116,317	9,127	145,406
2254W0NK7	1,547,996	(160,746)	1,387,250	1,182,222	(205,029)	1,182,222	835,784
22943HAD8	14,216,323	(597,627)	13,618,696	11,979,500	(1,639,196)	11,979,500	3,107,109
23242TAB2	4,765,932	(301,665)	4,464,267	3,667,644	(796,622)	3,667,644	3,482,624
23243AAD8	1,540,068	(124,145)	1,415,923	1,258,403	(157,519)	1,258,403	762,488
23244LAB7	4,296,125	(919,084)	3,377,042	2,692,489	(684,552)	2,692,489	2,917,292
23245QAA7	2,718,474	(106,228)	2,612,245	2,562,342	(49,903)	2,562,342	1,698,821
23248AAJ0	1,472,843	(105,780)	1,367,063	1,157,583	(209,480)	1,157,583	1,035,894
23332UAC8	5,678,513	(13,168)	5,665,345	5,612,240	(53,105)	5,612,240	3,917,024
23332UAR5	10,190,806	(18,173)	10,172,634	10,172,634	—	10,172,634	6,352,700
23332UAS3	270,553	—	270,553	188,389	(82,164)	188,389	64,508
23332UBV5	7,088,356	(479,169)	6,609,187	6,609,187	—	6,609,187	4,180,069
23332UCM4	643,319	—	643,319	627,691	(15,627)	627,691	392,394
23332UDU5	22,121,922	(656,344)	21,465,578	21,370,849	(94,728)	21,370,849	12,885,134
23332UFV1	1,539,475	(74,652)	1,464,823	1,464,823	—	1,464,823	792,371
251508AB3	12,008,737	(297,899)	11,710,837	9,685,446	(2,025,391)	9,685,446	5,756,384
25150PAD1	31,557	(16,298)	15,260	537	(14,722)	537	780
251510FB4	8,068,708	(194,898)	7,873,810	7,161,828	(711,981)	7,161,828	5,648,784
251510FL2	143,234	—	143,234	140,138	(3,097)	140,138	149,575
251510HS5	13,603,006	(1,103,262)	12,499,745	11,980,271	(519,474)	11,980,271	8,391,267
251510NB5	5,900,432	—	5,900,432	5,633,623	(266,810)	5,633,623	3,604,763
251510NC3	8,740,923	5,593,335	14,334,258	14,334,258	v	14,334,258	3,145,653
25151AAA9	4,322,852	2,503,372	6,826,224	5,886,249	(939,976)	5,886,249	3,673,970
251563DR0	102,526	(50,708)	51,818	17,901	(33,917)	17,901	97,307
26248PMM0	11,402	—	11,402	2,821	(8,581)	2,821	8,637
26410MAF7	5,233,857	(2,757,559)	2,476,298	2,700,673	224,375	2,700,673	773,874
26410WAD0	3,213,270	413,204	3,626,474	3,097,151	(529,322)	3,097,151	1,397,273
26441EAC5	401,016	(116,766)	284,250	251,750	(32,500)	251,750	250,000
26441NAA9		53,400	53,400		(53,400)
26441NAB7		31,000	31,000		(31,000)
28140XAE9	300,000	—	300,000	60,000	(240,000)	60,000	433,568
29108PAB0	(459,581)	2,264,092	1,804,512	1,804,512	—	1,804,512	1,500,000
30247DAD3	2,051,017	(1,137,412)	913,605	845,089	(68,517)	845,089	1,061,431
30251YAB4	9,121,482	—	9,121,482	9,096,257	(25,225)	9,096,257	6,851,855
316599AB5	112,410	—	112,410	108,086	(4,324)	108,086	108,590
31678UAA7	213,708	159,741	373,449	373,076	(373)	373,076	219,292
318340AB2	517,632	449,771	967,403	726,483	(240,921)	726,483	555,444
32051DCK6	545,112	—	545,112	533,892	(11,220)	533,892	534,007
32051DQ62	1,061,091	—	1,061,091	388,057	(673,034)	388,057	453,200
32051DRA2	115,248	—	115,248	106,338	(8,910)	106,338	99,814
32051DV33	623,012	(53,051)	569,961	570,019	57	570,019	511,815
32051GBV6	193,182	—	193,182	126,532	(66,650)	126,532	146,678
32051GCF0	487,187	(231,053)	256,133	50,621	(205,513)	50,621	92,556
32051GVN2	3,188,818	—	3,188,818	3,062,503	(126,315)	3,062,503	3,041,436
32051GZS7	7,648,650	(484,876)	7,163,774	6,874,600	(289,174)	6,874,600	5,970,501
32056CAH2	18,026,260	(719,438)	17,306,822	17,168,868	(137,954)	17,168,868	12,910,676
32113JAA3	728,393	—	728,393	711,792	(16,601)	711,792	374,625
32113JBV6	690,144	(368,022)	322,123	228,031	(94,092)	228,031	109,797
35729RAE6	9,619,470	(270,044)	9,349,427	6,989,037	(2,360,390)	6,989,037	6,175,384
35952Z007	12,597,727	(4,238,354)	8,359,373	5,923,358	(2,436,015)	5,923,358	2,685,859
35952Z023	10,157,209	(3,420,734)	6,736,475	4,511,207	(2,225,268)	4,511,207	2,071,188
35952Z031	10,918,605	(3,621,147)	7,297,458	4,688,530	(2,608,928)	4,688,530	2,036,793
35952Z049	9,616,866	(3,111,100)	6,505,766	4,383,059	(2,122,707)	4,383,059	1,719,720
35952Z056	9,823,862	(3,161,368)	6,662,495	4,285,422	(2,377,072)	4,285,422	1,640,900
35952Z064	10,038,058	(3,213,383)	6,824,675	4,622,032	(2,202,642)	4,622,032	1,736,917

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized Other-than- temporary- impairments	Amortized Cost after OTTI	Fair Value
35952ZA06	$27,551,646	$(13,015,358)	$14,536,287	$12,498,712	$(2,037,575)	$12,498,712	$4,604,527
35952ZA14	1,310,604	(608,033)	702,571	581,463	(121,108)	581,463	206,481
35952ZA22	2,174,056	(1,016,133)	1,157,923	891,667	(266,256)	891,667	319,639
36228FU38	111,956	(23,408)	88,548	88,929	381	88,929	130,102
36228FWU6	1,772,490	—	1,772,490	1,666,968	(105,522)	1,666,968	862,762
362334EB6	10,918,081	(409,586)	10,508,495	9,320,003	(1,188,492)	9,320,003	7,490,943
362334FS8	1,374,059	(52,548)	1,321,511	1,144,409	(177,102)	1,144,409	1,029,772
362341SG5	939,065	(251,384)	687,681	687,925	244	687,925	871,197
362341VU0	22,216,826	(706,260)	21,510,565	21,510,566	—	21,510,566	14,269,795
362341XE4	23,831,507	(1,120,610)	22,710,897	22,725,639	14,742	22,725,639	20,597,574
36242D3Z4	99,672	18,971	118,643	38,760	(79,883)	38,760	35,758
36242DBY8	1,382,748	(11,568)	1,371,180	1,371,218	38	1,371,218	1,497,781
36242DBZ5	732,946	(295,389)	437,557	428,093	(9,464)	428,093	291,418
36242DGA5	254,731	(78,936)	175,795	72,348	(103,447)	72,348	68,111
362437AC9	2,539,172	—	2,539,172	2,435,483	(103,689)	2,435,483	1,994,990
36244LAA1	3,338,179	(35,824)	3,302,355	3,091,697	(210,658)	3,091,697	2,739,816
362480AD7	19,604,046	(1,551,940)	18,052,106	15,919,815	(2,132,291)	15,919,815	8,176,528
38012UAA7	538,839	(135,212)	403,626	403,626	—	403,626	448,812
39538RAB5	12,186,361	(211,618)	11,974,743	11,974,743	—	11,974,743	6,317,272
39538RBB4	14,118,909	—	14,118,909	13,663,955	(454,954)	13,663,955	7,674,342
39538WBH0	18,553	(5,119)	13,435	8,462	(4,972)	8,462	19,127
39538WFH6	11,793,985	(450,770)	11,343,216	11,102,103	(241,113)	11,102,103	5,652,385
39538WHF8	34,481,180	(2,193,287)	32,287,893	31,565,812	(722,082)	31,565,812	19,781,360
39539GAA0	5,532,154	—	5,532,154	5,402,944	(129,210)	5,402,944	3,151,643
40430HAJ7	224,963	(53,508)	171,456	25,350	(146,105)	25,350	61,781
40430HBH0	26,421	6,245	32,666	2,850	(29,816)	2,850	7,419
40430HBJ6	(556)	10,874	10,318		(10,318)		1,579
40430HCQ9	17,351	(9,837)	7,514	2,200	(5,314)	2,200	11,854
40430HDC9	1,804,205	—	1,804,205	1,745,426	(58,779)	1,745,426	1,557,238
40430HEB0	63,958	(12,948)	51,010	32,045	(18,965)	32,045	72,019
40430HFL7	1,956,176	—	1,956,176	1,905,800	(50,376)	1,905,800	1,430,500
40430MAB3	693,604	—	693,604	464,427	(229,177)	464,427	352,135
40430VAG2	8,658,131	1,992,800	10,650,931	10,650,931	—	10,650,931	6,906,538
40430YAD3	929,016	476,051	1,405,068	1,403,969	(1,099)	1,403,969	1,102,411
40431HAT4	30,914	(675)	30,239	85	(30,154)	85	23,687
40431KAA8	194,150	—	194,150	175,820	(18,330)	175,820	150,008
40431KAE0	7,121,578	(179,683)	6,941,896	5,404,732	(1,537,164)	5,404,732	5,004,585
40431KAL4	(108)	29,984	29,876	115	(29,761)	115	9,863
40431RAN5	42,004	(25,007)	16,997	4,200	(12,797)	4,200	40,650
40431XAE2	5,000,000	(561,010)	4,438,990	3,669,720	(769,270)	3,669,720	2,277,550
40431XAF9	1,652,330	(203,976)	1,448,355	1,159,500	(288,855)	1,159,500	2,549,782
41161PA86	2,122,884	(184,140)	1,938,744	1,946,607	7,864	1,946,607	1,579,448
41161PFR9	1,385,310	(24,008)	1,361,302	1,361,024	(278)	1,361,024	958,036
41161PH55	41,295	(24,922)	16,373	1,361	(15,012)	1,361	34,968
41161PHC0	8,723,699	—	8,723,699	8,650,858	(72,841)	8,650,858	6,046,837
41161PHU0	8,419,815	(145,308)	8,274,507	8,260,672	(13,835)	8,260,672	6,028,919
41161PHZ9	22,342	82,797	105,139	49,376	(55,763)	49,376	169,737
41161PKH5	736,242	(22,174)	714,069	693,971	(20,098)	693,971	369,721
41161PL43	24,314,724	(2,590,119)	21,724,605	21,067,465	(657,140)	21,067,465	13,010,953
41161PLR2	13,989,945	(385,166)	13,604,779	13,553,011	(51,769)	13,553,011	8,267,825
41161PMG5	17,055,114	(435,416)	16,619,698	16,420,664	(199,034)	16,420,664	9,831,421
41161PQU0	14,875,535	(509,899)	14,365,636	14,119,858	(245,778)	14,119,858	8,182,334
41161PSC8	162,506	(104,485)	58,021	(11,727)	(69,747)	(11,727)	94,792
41161PTN3	2,438,426	—	2,438,426	2,338,388	(100,038)	2,338,388	1,286,123
41161PTP8	1,013,905	(49,766)	964,140	795,970	(168,169)	795,970	461,410
41161PWB5	7,919,141	(221,789)	7,697,352	7,589,705	(107,647)	7,589,705	4,265,835
41161PXH1	886,966	—	886,966	865,233	(21,733)	865,233	530,314
41161PZR7	100,125	(67,956)	32,170	32,169	—	32,169	80,425
41162DAF6	11,428,076	(661,584)	10,766,492	10,766,492	—	10,766,492	6,911,672
41164LAB5	17,273,445	(161,792)	17,111,653	16,026,074	(1,085,579)	16,026,074	8,166,969
43739EAP2	22,091,293	(820,456)	21,270,837	21,234,151	(36,686)	21,234,151	11,958,426
43739EBJ5	9,921,005	—	9,921,005	9,836,426	(84,579)	9,836,426	7,050,584
43739EBS5	9,807,091	—	9,807,091	9,739,689	(67,403)	9,739,689	7,491,729
44328AAB6	85,953	—	85,953	68,804	(17,149)	68,804	82,413
45071KDD3	1,938,576	(21,618)	1,916,958	1,639,658	(277,300)	1,639,658	1,719,886
45254NHV2	354,700	—	354,700	350,054	(4,646)	350,054	118,199
45254NJG3	1,480,972	(6,571)	1,474,401	1,470,402	(3,999)	1,470,402	1,027,660
45254NJK4	238,944	—	238,944	224,471	(14,473)	224,471	204,686
45254NJP3	161,848	36,624	198,472	173,896	(24,576)	173,896	146,828
45254NJV0	1,095,389	(9,709)	1,085,680	1,085,680	—	1,085,680	761,267
45254NJX6	236,992	6,584	243,576	243,342	(234)	243,342	230,522
45254NKA4	435,056	(65,120)	369,937	370,703	767	370,703	310,493
45254NKD8	4,422,720	—	4,422,720	4,418,977	(3,743)	4,418,977	3,671,836
45254NKF3	5,631,552	(4,270)	5,627,283	5,627,283	—	5,627,283	4,042,633

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized Other-than- temporary- impairments	Amortized Cost after OTTI	Fair Value
45254NKK2	$177,812	$(174,576)	$3,236	$(4,541)	$(7,777)	$(4,541)	$59,522
45254NKX4	6,809,080	(10,939)	6,798,141	6,648,074	(150,067)	6,648,074	4,174,751
45254NNP8	14,898,506	(58,004)	14,840,502	14,347,262	(493,240)	14,347,262	9,219,524
45254NPA9	16,542,021	(21,221)	16,520,800	16,545,406	24,606	16,545,406	11,378,135
45254NPG6	1,651,661	68,839	1,720,501	1,319,431	(401,070)	1,319,431	726,878
45254NPU5	5,904,109	(56,958)	5,847,150	5,842,706	(4,444)	5,842,706	3,342,706
45254TMK7	90,182	44,405	134,587	134,500	(87)	134,500	55,632
45254TSM7	4,936,760	—	4,936,760	4,671,006	(265,754)	4,671,006	1,902,064
45254TTM6	6,565,686	3,574,765	10,140,451	10,136,890	(3,561)	10,136,890	7,419,888
452570AA2	90,916	(11,936)	78,980	69,314	(9,666)	69,314	56,901
45257EAA2	5,555,631	(332,235)	5,223,396	4,744,759	(478,637)	4,744,759	2,146,888
45660L4P1	621,804	(133,988)	487,816	1,487	(486,328)	1,487	2,975
45660L4Q9	383,518	(251,715)	131,803	432	(131,370)	432	4,324
45660LAU3	200,296	—	200,296	173,571	(26,725)	173,571	198,748
45660LCN7	6,823,181	(373,021)	6,450,159	6,429,590	(20,570)	6,429,590	3,516,917
45660LGX1	169,982	(114,520)	55,463	26,391	(29,072)	26,391	44,753
45660LKW8	28,030,887	—	28,030,887	27,647,634	(383,253)	27,647,634	15,002,403
45660LNB1	411,659	8,530	420,189	327,147	(93,042)	327,147	233,300
45660LR84	279,459	(212,447)	67,013	315	(66,698)	315	125,577
45660LVD8	43,288	5,215	48,504	20,639	(27,865)	20,639	32,389
45660LW96	4,499,920	(200,285)	4,299,635	3,976,701	(322,934)	3,976,701	2,275,551
45660LWD7	4,792,278	(1,201,715)	3,590,563	3,648,216	57,653	3,648,216	2,987,251
45660LYW3	5,554,736	(131,428)	5,423,307	4,859,107	(564,201)	4,859,107	2,460,258
45660N2J3	6,011,902	(42,070)	5,969,831	5,819,011	(150,820)	5,819,011	3,538,681
45660N5H4	7,218,934	(85,652)	7,133,282	6,872,108	(261,174)	6,872,108	4,951,098
45660N7R0	293,645	(38,427)	255,218	121,786	(133,431)	121,786	110,471
45660NM44	205,661	12,515	218,176	218,870	695	218,870	426,465
45660NQ24	2,561,888	(143,976)	2,417,912	2,396,502	(21,410)	2,396,502	2,322,420
45660NRB3	656,779	390,164	1,046,943	956,329	(90,614)	956,329	549,296
45660NS30	2,885,761	(5,878)	2,879,884	2,847,071	(32,813)	2,847,071	2,160,159
45660NT96	3,207,750	—	3,207,750	3,139,137	(68,613)	3,139,137	2,485,259
456612AC4	20,158,765	(716,844)	19,441,921	19,444,154	2,233	19,444,154	10,828,273
45661EAA2	388,784	(41,654)	347,129	347,129	—	347,129	287,574
45661LAG3	3,952,305	2,674,596	6,626,901	6,219,246	(407,655)	6,219,246	3,878,669
45662BAJ8	149,703	(31,995)	117,709	52,383	(65,326)	52,383	96,350
45664BAE7	125,287	(4,873)	120,415	19,321	(101,093)	19,321	59,107
45664BAF4	14,745	—	14,745		(14,745)		11,785
45667QAJ0	138,368	(110,495)	27,874		(27,874)		22,840
45667WAA6	5,419,227	—	5,419,227	5,411,747	(7,479)	5,411,747	3,202,502
45667WAC2	696,557	—	696,557	763,285	66,728	763,285	615,124
45668WAE7	328,948	126,591	455,540	314,114	(141,426)	314,114	661,985
464125AC7	2,049,609	(451,355)	1,598,253	1,411,834	(186,419)	1,411,834	1,511,247
464126BW0	439,024	160,366	599,390	111,705	(487,685)	111,705	320,036
46412AAD4	4,426,669	(304,692)	4,121,977	4,101,600	(20,377)	4,101,600	3,652,259
466247NC3	720,783	496,069	1,216,852	547,381	(669,471)	547,381	511,343
466247UG6	3,233,028	—	3,233,028	3,098,218	(134,810)	3,098,218	2,561,268
466247XE8	8,092,927	(401,760)	7,691,167	7,264,895	(426,272)	7,264,895	4,755,810
46626CBS8	499,730	—	499,730	490,728	(9,003)	490,728	912,999
46627MBQ9	14,211,056	(35,993)	14,175,063	14,006,329	(168,733)	14,006,329	9,426,620
46627MCS4	10,024,718	(724,673)	9,300,045	8,975,596	(324,449)	8,975,596	6,195,366
466284AG1	5,663	(3,489)	2,174	32	(2,142)	32	29
466286AH4	11,833	(9,644)	2,189	217	(1,972)	217	484
46629BAR0	4,307,877	(183,067)	4,124,810	3,387,847	(736,963)	3,387,847	3,772,900
46629NAC7	174,117	—	174,117	147,676	(26,442)	147,676	113,736
46629QAR7	39,647	(5,173)	34,474	3,800	(30,674)	3,800	34,136
46629QAU0	2,021,995	(38,863)	1,983,132	1,404,150	(578,982)	1,404,150	1,106,353
46629QBE5	8,256	—	8,256	998	(7,258)	998	870
46629TAP5	28,240	10,415	38,655	10,800	(27,855)	10,800	73,142
46630CAC8	4,241,516	(239,121)	4,002,396	2,599,206	(1,403,190)	2,599,206	1,798,700
46630KAA4	1,814,880	(27,453)	1,787,427	1,530,732	(256,695)	1,530,732	1,317,540
49327HAJ4	170,000	—	170,000	80,000	(90,000)	80,000	140,000
52520MFT5	222,737	(69,154)	153,583	153,583	—	153,583	237,056
525221AW7	921,355	(667,600)	253,755	253,755	—	253,755	279,520
525221CD7	559,421	439,062	998,484	484,971	(513,513)	484,971	90,215
525221CE5	23,474	(11,082)	12,392		(12,392)		7,855
525221DV6	(11,490)	(12,813)	(24,303)	2,395	26,698	2,395	86,339
525221EN3	16,279,434	(1,222,548)	15,056,886	15,060,075	3,189	15,060,075	5,913,002
525221FE2	478	13,052	13,529	3,363	(10,166)	3,363	12,359
525221GM3	3,996,912	(243,582)	3,753,330	3,753,330	—	3,753,330	1,979,728
525221HA8	29,888,317	(3,924,130)	25,964,187	25,962,076	(2,112)	25,962,076	15,799,625
525221JA6	185,398	216,679	402,077	81,030	(321,047)	81,030	406,247
525226AL0	2,041,437	(881,883)	1,159,554	997,957	(161,596)	997,957	102,953
525229AG5	3,305,832	(1,374,579)	1,931,253	1,680,020	(251,233)	1,680,020	1,273,803
52524VAG4	15,606,162	(703,566)	14,902,596	14,416,316	(486,281)	14,416,316	8,784,292

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized Other-than- temporary- impairments	Amortized Cost after OTTI	Fair Value
52524YAF0	$15,004,860	$(1,360,381)	$13,644,479	$13,386,690	$(257,789)	$13,386,690	$7,263,303
550279AA1	6,046,039	(236,352)	5,809,687	5,491,236	(318,451)	5,491,236	3,492,639
55027AAR1	14,652,584	(1,244,157)	13,408,427	13,195,476	(212,950)	13,195,476	7,504,974
55027AAU4	6,962,805	(614,902)	6,347,903	6,105,505	(242,398)	6,105,505	3,131,647
55027BAA6	20,142,119	(2,254,332)	17,887,786	16,945,064	(942,723)	16,945,064	8,931,248
56119LAG8	4,723,809	(1,877,460)	2,846,349	1,186,038	(1,660,311)	1,186,038	214,965
576429AL8	19,712	(11,900)	7,812	6,301	(1,510)	6,301	33,248
576433E44	227,809	(76,658)	151,150	151,150	—	151,150	270,044
576433FP6	771,581	—	771,581	716,828	(54,752)	716,828	213,700
576433G42	10,216,939	(163,454)	10,053,485	9,977,460	(76,025)	9,977,460	5,070,004
576433GW0	2,295,241	—	2,295,241	1,556,877	(738,364)	1,556,877	646,036
576433H33	6,022,941	(392,291)	5,630,651	5,623,253	(7,398)	5,623,253	3,992,262
576433KG0	611,574	409,654	1,021,228	1,021,228	—	1,021,228	536,222
576433NH5	4,844,319	(932,639)	3,911,681	3,718,684	(192,997)	3,718,684	2,152,941
576433RU2	1,564,814	1,198,609	2,763,423	2,311,547	(451,876)	2,311,547	913,800
576433SE7	1,210,380	779,554	1,989,934	1,858,572	(131,362)	1,858,572	418,020
576433WZ5	2,458,803	(27,282)	2,431,521	2,431,521	—	2,431,521	2,775,922
576436CV9	681,835	(4,537)	677,298	615,056	(62,242)	615,056	430,525
57643AAA8	860,142	(82,063)	778,079	684,793	(93,286)	684,793	519,497
57643LMP8	2,789,387	(231,739)	2,557,648	1,947,900	(609,748)	1,947,900	1,002,043
576444AA1		(780)	(780)		780
5899293W6	1,807,333	—	1,807,333	1,786,709	(20,625)	1,786,709	944,289
589929D62	122,225	(55)	122,170	122,170	—	122,170	108,766
589929E87	1,448,488	—	1,448,488	1,279,493	(168,995)	1,279,493	837,606
589929P69	830,665	—	830,665	478,174	(352,492)	478,174	461,486
589929X29	5,532,994	—	5,532,994	5,493,059	(39,935)	5,493,059	3,800,414
59020UAA3	250,956	(17,428)	233,528	234,068	539	234,068	243,414
59020UHP3	1,032,580	(38,770)	993,810	993,968	158	993,968	1,589,283
59020UQ57	3,872,139	(179,448)	3,692,691	3,585,447	(107,244)	3,585,447	1,908,268
59020UTL9	1,301,537	(250,223)	1,051,314	1,051,314	—	1,051,314	586,878
59020UXN0	971,043	(503,824)	467,219	320,039	(147,180)	320,039	290,519
590212AB2	343,836	(1,411)	342,425	248,375	(94,050)	248,375	255,827
59023FAA3	176,165	—	176,165	130,914	(45,251)	130,914	132,100
59023WAG3	95,554	(20,280)	75,274	21,300	(53,974)	21,300	36,446
59024EAD9	3,325,725	335,634	3,661,359	2,550,411	(1,110,948)	2,550,411	2,517,890
59024UAB7	1,853,921	(1,128)	1,852,793	1,598,527	(254,266)	1,598,527	1,515,063
59024WAF4	440,839	(18,363)	422,476	422,476	—	422,476	23,319
617451DQ9	10,030,791	—	10,030,791	9,954,963	(75,829)	9,954,963	8,429,423
61748HAA9	26,588	(72)	26,515	26,520	5	26,520	26,717
61748HRF0	134,911	(48,245)	86,666		(86,666)		91
61749BAB9	841,700	(5,384)	836,316	753,068	(83,247)	753,068	734,915
61749BAP8	1,695	(1,383)	313	68	(245)	68	324
61750FAE0	880,067	31,011	911,078	679,675	(231,403)	679,675	541,904
61750MAB1	101,472	—	101,472	91,867	(9,604)	91,867	103,069
61750SAB8	1,077,458	(5,100)	1,072,358	950,800	(121,558)	950,800	1,031,861
61751JAQ4	38,767	19,561	58,328	13,759	(44,568)	13,759	47,798
617526AE8	476,968	(46,120)	430,848	313,885	(116,963)	313,885	247,385
61753KAB2	473,184	(775)	472,409	423,525	(48,884)	423,525	455,959
61753VAG7		2,766	2,766	960	(1,806)	960	3,246
61755AAB2	41,240	(442)	40,798	36,930	(3,868)	36,930	36,571
61755FAE5	37,534	(10,214)	27,320	6,720	(20,600)	6,720	41,504
61757MAB4	3,916,069	(835,076)	3,080,994	2,191,535	(889,459)	2,191,535	2,104,833
61915RAX4	1,638,961	—	1,638,961	776,997	(861,964)	776,997	1,365,823
61915RAZ9	(148,894)	148,828	(65)	(99,571)	(99,506)	(99,571)	21,658
61915RBB1	8,962,333	(625,806)	8,336,527	7,966,618	(369,909)	7,966,618	5,094,347
61915RBZ8	1,298,069	(272,420)	1,025,649	946,143	(79,506)	946,143	607,348
63543VAJ2	607,180	—	607,180	40,000	(567,180)	40,000	617,640
63543WAH4	104,840	—	104,840	20,000	(84,840)	20,000	25,520
638728AC9	3,259,818	(22,890)	3,236,928	2,436,781	(800,147)	2,436,781	1,983,431
64352VLH2	2,532,572	582,802	3,115,374	3,115,374	—	3,115,374	2,404,506
64352VPC9	43,124	5,243	48,367	7,000	(41,367)	7,000	9,830
64352VQR5	9,425,541	(168,524)	9,257,017	6,896,118	(2,360,898)	6,896,118	6,400,273
65106FAB8	13,142,522	(22,735)	13,119,787	11,793,326	(1,326,461)	11,793,326	8,280,989
65106FAG7	1,190,670	30,370	1,221,040	204,425	(1,016,615)	204,425	693,284
65535VEY0	475,643	4,610	480,253	330,026	(150,227)	330,026	649,250
65535VLQ9	(5,908)	43,484	37,576	7,671	(29,906)	7,671	53,268
65535VPK8	(999)	20,060	19,061		(19,061)		6,932
65535VRH3	5,575,630	1,539,821	7,115,451	5,395,309	(1,720,142)	5,395,309	5,698,839
65535VRK6	3,513,236	(45,153)	3,468,083	2,513,185	(954,899)	2,513,185	1,863,500
65535VSQ2	4,027	84,811	88,838	7,199	(81,639)	7,199	38,985
65535VUS5	3,606,908	(14,581)	3,592,327	2,764,641	(827,686)	2,764,641	2,166,579
65537BAG5	135,801	27,719	163,521	45,150	(118,371)	45,150	161,976
65538DAA3	5,141,766	(755,452)	4,386,314	3,545,133	(841,180)	3,545,133	2,582,862
66987WDE4	5,847,705	(1,907,696)	3,940,009	2,428,800	(1,511,209)	2,428,800	1,196,771

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized Other-than- temporary- impairments	Amortized Cost after OTTI	Fair Value
669884AF5	$377,185	$(320,129)	$57,056	$11,250	$(45,806)	$11,250	$20,331
68383NCA9	28,082,016	(24,362)	28,057,654	27,037,302	(1,020,352)	27,037,302	18,908,080
68383NCD3	3,010,525	—	3,010,525	2,886,447	(124,077)	2,886,447	1,194,750
68383NCU5	11,166,085	—	11,166,085	10,941,333	(224,752)	10,941,333	6,415,076
68383NDT7	10,901,247	(896,796)	10,004,450	10,006,237	1,786	10,006,237	5,446,019
68383NDW0	3,597,143	1,966,826	5,563,968	5,563,968	—	5,563,968	1,403,021
68389FBW3	33,468	—	33,468	32,515	(953)	32,515	26,461
68402CAC8	1,039,305	—	1,039,305	813,805	(225,500)	813,805	788,075
69121PDE0	432,111	(30,222)	401,888	330,333	(71,556)	330,333	342,387
69121PDX8	978,111	(12,463)	965,648	761,663	(203,985)	761,663	920,256
70069FHV2	1,768,763	2,237,790	4,006,553	4,006,553	—	4,006,553	1,132,672
74348UAL3	529,251	8,700,000	9,229,251	9,229,251	—	9,229,251	6,137,452
74919VAB2	10,652,303	(993,121)	9,659,181	9,313,276	(345,905)	9,313,276	8,080,868
74922MAB7	8,113,244	4,175,428	12,288,673	12,060,095	(228,578)	12,060,095	6,799,659
74922MAC5	1,989,882	(291,003)	1,698,880	1,589,031	(109,848)	1,589,031	938,656
74924UAB7	12,156,349	(505,254)	11,651,095	11,459,505	(191,590)	11,459,505	10,874,297
74924XAD7	1,415,893	659,241	2,075,133	365,752	(1,709,381)	365,752	555,588
74924YAH6	26,958	856	27,814	8,550	(19,264)	8,550	18,489
74927WAM6	169,414	71,176	240,590	240,359	(231)	240,359	301,851
74927XAM4	407,202	482,093	889,295	300,792	(588,503)	300,792	401,217
74951PBT4	3,187,466	2,299,991	5,487,457	2,882,848	(2,604,610)	2,882,848	3,317,693
74951PBV9	730,969	506,127	1,237,096	367,539	(869,557)	367,539	634,194
75114GAC3	26,527,905	(1,593,934)	24,933,971	24,422,506	(511,466)	24,422,506	12,982,717
75114HAD9	25,025,792	(2,290,775)	22,735,017	22,078,347	(656,670)	22,078,347	12,762,589
75114HAK3	4,345,090	1,332,819	5,677,909	5,187,537	(490,371)	5,187,537	1,452,858
75114NAA2	16,801,681	(271,142)	16,530,539	12,592,378	(3,938,161)	12,592,378	7,078,169
75114NAB0	3,864,139	1,986,378	5,850,517	4,341,811	(1,508,706)	4,341,811	2,673,650
75156XAC5	1,692,681	(66,098)	1,626,584	1,330,200	(296,384)	1,330,200	899,292
75405KAG3	72,207	(33,521)	38,687	12,300	(26,387)	12,300	75,213
75406AAB5	8,194,240	(112,039)	8,082,200	7,833,582	(248,619)	7,833,582	6,103,127
75970JAL0	53,513	58,314	111,827	48,650	(63,177)	48,650	92,068
75971EAK2	257,596	(43,455)	214,141	89,250	(124,891)	89,250	247,529
760985U33	383,354	227,220	610,575	610,575	—	610,575	205,353
76110GG62	6,113,152	(73,639)	6,039,513	6,039,513	—	6,039,513	4,665,784
76110GG70	2,331,544	(225,691)	2,105,852	2,106,490	638	2,106,490	1,804,125
76110GJ85	3,941,040	(76,580)	3,864,460	3,665,253	(199,207)	3,665,253	3,061,346
76110GTL5	1,542,953	(79,616)	1,463,337	1,300,907	(162,429)	1,300,907	1,302,525
76110GZQ7	8,404,254	(93,127)	8,311,127	8,311,127	—	8,311,127	7,217,123
76110GZR5	3,000,351	(28,507)	2,971,844	2,972,346	502	2,972,346	2,665,818
76110H4M8	349,246	(3,107)	346,139	294,469	(51,669)	294,469	165,342
76110H4Q9	510,543	(86,554)	423,989	423,995	6	423,995	515,321
76110H5C9	1,051,392	(435,732)	615,660	311,878	(303,781)	311,878	220,680
76110H5D7	27,340	—	27,340		(27,340)		8,182
76110HKX6	5,080,420	2,813,000	7,893,420	6,186,611	(1,706,809)	6,186,611	4,372,713
76110HKY4	653,534	625,158	1,278,692	508,627	(770,065)	508,627	472,018
76110W4J2	24,575	1,138	25,714	5,900	(19,814)	5,900	15,174
76110W6M3	2,284,782	774,236	3,059,018	3,059,018	—	3,059,018	1,081,410
761118FM5	12,491,611	—	12,491,611	11,351,800	(1,139,810)	11,351,800	8,055,693
761118FQ6	46,132	(29,611)	16,521	684	(15,837)	684	816
761118KU1	9,530,154	—	9,530,154	8,651,788	(878,367)	8,651,788	4,901,222
761118LA4	52,667	36,698	89,365	19,129	(70,236)	19,129	53,690
761118NN4	12,743,681	(694,418)	12,049,263	11,683,514	(365,748)	11,683,514	6,831,233
761118RJ9	671,225	(65,944)	605,280	586,526	(18,754)	586,526	294,944
761118RM2	28,173,275	(2,753,099)	25,420,176	24,952,697	(467,479)	24,952,697	12,695,360
761118WP9	17,739,926	(1,200,907)	16,539,019	14,876,489	(1,662,529)	14,876,489	8,313,574
761118WS3	2,907	4,366	7,273	227	(7,046)	227	226
76112B4M9	2,705,406	(166,746)	2,538,660	2,404,349	(134,311)	2,404,349	2,019,552
76112BE48	1,384,789	327,594	1,712,383	1,709,227	(3,156)	1,709,227	1,405,378
76112BK66	29,668	1,031	30,699	6,300	(24,399)	6,300	10,655
76112BLZ1	648,509	2,256,348	2,904,857	2,904,857	—	2,904,857	1,061,341
76112BN55	62,582	(11,597)	50,984	14,400	(36,584)	14,400	16,935
76113ABJ9	1,991,058	(276,092)	1,714,966	1,337,600	(377,366)	1,337,600	859,890
76114GAL1	93,517	(7,900)	85,617	406	(85,211)	406	3,491
783422BF4	174,947	1,825,053	2,000,000	2,000,000	—	2,000,000	1,065,307
78402TAD8	422,322	531,732	954,054	954,054	—	954,054	394,590
79549ASM2	528,734	—	528,734	529,063	330	529,063	353,400
79549ASN0	234,864	115,910	350,774	349,327	(1,447)	349,327	247,456
79549AYA1	702,614	1,044,459	1,747,074	1,703,858	(43,216)	1,703,858	778,101
79549AYB9	2,370	215,285	217,655	187,191	(30,463)	187,191	96,687
805564RM5	2,956,500	738,544	3,695,044	3,695,044	—	3,695,044	2,817,498
80557BAC8	10,329,036	(158,348)	10,170,688	6,848,379	(3,322,309)	6,848,379	4,033,453
81377EAA2	299,317	—	299,317	186,651	(112,666)	186,651	187,847
81378EAA1	5,280,878	(48,743)	5,232,135	4,553,938	(678,197)	4,553,938	3,378,267
81379EAA0	667,984	(9,289)	658,695	592,324	(66,371)	592,324	493,421
81744DAD4	504,673	(372,715)	131,958	6,858	(125,099)	6,858	383,641

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized Other-than- temporary- impairments	Amortized Cost after OTTI	Fair Value
81744FJH1	$347,334	$(24,840)	$322,494	$322,756	$262	$322,756	$212,657
81879MAX7	92,103	15,742	107,845	31,372	(76,474)	31,372	57,164
84751PAA7	26,471	8,452	34,923	34,923	—	34,923	23,169
84752CAE7	2,585,716	(340,502)	2,245,214	1,694,121	(551,093)	1,694,121	737,747
8635722A0	303,348	—	303,348	257,996	(45,351)	257,996	189,432
863572F99	587,917	—	587,917	510,742	(77,174)	510,742	587,374
863579DV7	1,567,174	(60,525)	1,506,649	1,010,289	(496,360)	1,010,289	167,669
863579DX3	145,835	34,637	180,471	84,995	(95,476)	84,995	32,006
863579GG7	151,236	662	151,898	54,662	(97,236)	54,662	73,424
863579GJ1	40,653	(22,724)	17,928	4,253	(13,676)	4,253	11,791
863579HM3	442,319	(367,802)	74,517	24,134	(50,382)	24,134	53,164
863579RE0	52,505	(115,383)	(62,878)	(62,873)	5	(62,873)	139,093
863579TU2	616,146	(532,661)	83,485	83,501	15	83,501	378,877
863579YR3	10,001,844	(90,439)	9,911,405	9,682,436	(228,969)	9,682,436	6,454,932
863579Z43	14,675	103,951	118,626	50,961	(67,665)	50,961	91,239
86358BAH5	32,690	(256)	32,435	7,600	(24,835)	7,600	12,138
86358EQJ8	4,145,569	(574,826)	3,570,743	3,206,370	(364,374)	3,206,370	1,113,843
86358HQW2	324,835	(266,557)	58,279	58,279	—	58,279	301,818
86358HRL5	227,784	—	227,784	61,404	(166,380)	61,404	86,972
86358R3Q8	1,050,281	424,085	1,474,366	1,474,342	(24)	1,474,342	885,743
86358R5Q6	141,013	—	141,013	124,445	(16,568)	124,445	79,902
86358R5R4	70,852	—	70,852	5,082	(65,770)	5,082	55,213
86358RA49	1,102,249	—	1,102,249	1,018,016	(84,232)	1,018,016	1,025,969
86358RE86	13,459	3,776	17,235	17,216	(19)	17,216	2,709
86358RL88	264,668	(34,910)	229,758	229,758	—	229,758	150,397
86358RLG0	371,263	49,705	420,968	420,937	(32)	420,937	261,803
86358RUL9	82,366	(56,750)	25,616	25,619	2	25,619	58,799
86358RUM7	144,266	—	144,266	140,835	(3,431)	140,835	83,174
86358RUR6	75,440	206,389	281,828	14,020	(267,808)	14,020	50,346
86358RZD2	131,567	—	131,567	68,071	(63,497)	68,071	81,052
86359A5E9	400,036	—	400,036	378,193	(21,843)	378,193	214,705
86359A6A6	5,190,885	—	5,190,885	2,144,187	(3,046,698)	2,144,187	3,592,487
86359ACC5	977,409	(196,484)	780,925	780,925	—	780,925	432,480
86359ACD3	755,959	(97,850)	658,109	698,847	40,739	698,847	593,349
86359ACE1	266,207	(27,507)	238,700	85,721	(152,979)	85,721	149,764
86359ACG6	64,674	(48,332)	16,341	16,164	(177)	16,164	63,673
86359AEH2	144,530	73,107	217,637	142,464	(75,173)	142,464	29,795
86359AHD8	382,079	108,278	490,357	490,086	(271)	490,086	357,750
86359AKY8	451,672	—	451,672	57,429	(394,243)	57,429	41,163
86359ANH2	1,625,931	—	1,625,931	1,597,035	(28,897)	1,597,035	1,436,518
86359AVY6	698,282	(3,382)	694,899	441,719	(253,180)	441,719	319,882
86359AXX6	3,496,393	—	3,496,393	2,901,987	(594,406)	2,901,987	2,440,768
86359AZE6	1,601,904	—	1,601,904	963,581	(638,323)	963,581	756,924
86359B7K1	205,205	(21,837)	183,368	177,133	(6,234)	177,133	149,858
86359BCV1	1,044,222	(127,934)	916,287	102,912	(813,376)	102,912	593,417
86359BKF7	743,599	428,167	1,171,766	1,174,904	3,137	1,174,904	2,051,566
86359BLB5	1,552,014	(30,744)	1,521,269	1,522,413	1,144	1,522,413	1,344,516
86359BLQ2	1,872,428	990,588	2,863,016	2,866,815	3,799	2,866,815	5,575,621
86359BLS8	5,600	62,462	68,062	4,756	(63,306)	4,756	9,386
86359BU82	290,664	(87,421)	203,243	59,800	(143,443)	59,800	9,375
86359DUV7	179,245	(49,350)	129,895	70,000	(59,895)	70,000	56,732
86359DXD4	294,266	(226,144)	68,122	68,122	—	68,122	63,974
86359LRC5	384,154	(257,490)	126,664	126,645	(18)	126,645	330,247
86359LRW1	28,112,833	(1,510,541)	26,602,292	25,908,064	(694,228)	25,908,064	14,922,573
86359LSM2	1,993,249	(81,453)	1,911,796	1,779,543	(132,253)	1,779,543	1,101,588
86360JAA9	14,272,472	(532,563)	13,739,910	13,658,879	(81,031)	13,658,879	6,736,073
86360JAE1	11,681,658	(761,646)	10,920,012	10,844,925	(75,087)	10,844,925	6,682,423
86360JAN1	5,451,301	(379,004)	5,072,297	5,003,690	(68,607)	5,003,690	2,593,638
86360KAF5	45,956,594	(2,955,673)	43,000,921	41,138,156	(1,862,765)	41,138,156	24,888,253
86360NAS1	1,277,255	810,834	2,088,089	44,222	(2,043,867)	44,222	754,039
86360PAD9	83,766	(4,763)	79,003	67,324	(11,679)	67,324	42,851
86360UAF3	5,428,549	(305,068)	5,123,482	5,009,727	(113,755)	5,009,727	2,769,483
86361EAM3	17,440	—	17,440	3,285	(14,156)	3,285	7,494
86361EAP6	7,862	—	7,862	1,103	(6,759)	1,103	4,903
86361HAA2	17,064,658	(684,002)	16,380,656	15,741,894	(638,762)	15,741,894	8,278,117
86361HAB0	11,202,172	(711,529)	10,490,644	10,493,535	2,891	10,493,535	7,663,395
86361HAZ7		9,594	9,594	3,464	(6,130)	3,464	31,290
86361HBA1	6,110	(3,826)	2,284	1,616	(668)	1,616	12,120
86362HAA1	13,833,890	(1,066,556)	12,767,334	11,542,169	(1,225,165)	11,542,169	6,744,278
86362HAH6	5,729	(3,178)	2,551	196	(2,355)	196	311
86362PAD7	253,546	(27,192)	226,354	107,406	(118,948)	107,406	89,587
86363DAA9	13,393,768	(607,500)	12,786,269	12,257,792	(528,476)	12,257,792	6,628,012
86363HAB8	5,316,372	(237,448)	5,078,925	4,920,744	(158,181)	4,920,744	4,136,897
86363MAB7	5,170,356	(778,974)	4,391,382	3,946,512	(444,871)	3,946,512	2,462,760

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized Other-than- temporary- impairments	Amortized Cost after OTTI	Fair Value
86789MAP2	$847,733	$(457,943)	$389,790	$242,368	$(147,422)	$242,368	$638,798
872224AD2	20,349,000	—	20,349,000	17,477,756	(2,871,244)	17,477,756	9,504,094
872224AK6	119,332	(36,864)	82,468	23,511	(58,957)	23,511	123,806
872224AL4	23,255	(15,155)	8,100	1,164	(6,935)	1,164	13,798
872225AL1	93,707	(20,398)	73,308	73,308	—	73,308	202,063
872225AN7	23,488	(5,311)	18,177	18,177	—	18,177	62,682
872227AE3	7,973,251	(2,572,709)	5,400,542	5,112,135	(288,407)	5,112,135	4,213,329
872227AM5	181,134	(72,466)	108,668	32,844	(75,824)	32,844	268,005
87222EAJ7	31,010	24,043	55,053	13,908	(41,144)	13,908	86,958
88156UAW0		45,750	45,750	45,750	—	45,750	270,139
88157QAL2	1,421,103	(457,898)	963,205	903,070	(60,135)	903,070	1,216,409
885220FS7	9,457,393	—	9,457,393	9,445,513	(11,880)	9,445,513	8,155,109
89789KAC9	30,127	(765)	29,363	6,900	(22,463)	6,900	25,650
92719UAM4	241,410	—	241,410	30,262	(211,148)	30,262	134,418
929227EN2	569,749	—	569,749	366,801	(202,948)	366,801	207,341
929227QB5	319,153	—	319,153	297,659	(21,494)	297,659	257,136
929227ZF6	43,344	(3,165)	40,178	40,178	—	40,178	96,899
92922F4M7	5,208,049	(19,930)	5,188,119	5,188,119	—	5,188,119	3,729,338
92922F5T1	8,964,069	(78,835)	8,885,234	8,885,234	—	8,885,234	6,284,767
92922F6E3	350,821	(77,583)	273,237	273,237	—	273,237	327,226
92922F7A0	2,238,247	—	2,238,247	1,699,451	(538,795)	1,699,451	1,093,509
92922F7Q5	12,204,664	(253,584)	11,951,080	11,950,285	(796)	11,950,285	6,623,957
92922FB72	1,508,053	—	1,508,053	1,502,985	(5,068)	1,502,985	900,960
92922FNW4	1,601,457	(123,016)	1,478,441	1,478,441	—	1,478,441	1,282,818
92922FQ76	787,005	(75,349)	711,656	405,903	(305,753)	405,903	280,066
92922FTJ7	1,777,043	(49,499)	1,727,543	1,699,937	(27,607)	1,699,937	1,149,312
92922FW61	2,145,819	(346,606)	1,799,212	1,626,676	(172,536)	1,626,676	1,107,228
92922FWU8	5,062,212	—	5,062,212	4,980,139	(82,073)	4,980,139	2,691,636
92922FZF8	10,817,997	(41,379)	10,776,618	10,695,626	(80,992)	10,695,626	7,703,998
92925CBB7	5,368,620	(24,538)	5,344,081	5,283,888	(60,193)	5,283,888	3,459,548
92926SAB2	45,599	(923)	44,677	33,310	(11,367)	33,310	31,678
92926SAE6	3,786,053	144,000	3,930,054	3,107,031	(823,023)	3,107,031	2,661,301
92977YAY7	2,719,008	414,131	3,133,138	2,868,059	(265,079)	2,868,059	151,954
92978EAA2	1,533,898	—	1,533,898	1,277,040	(256,858)	1,277,040	1,207,177
93363CAF6	493,439	—	493,439	454,403	(39,036)	454,403	647,924
939335P90	136,353	—	136,353	24,813	(111,541)	24,813	105,085
9393363A9	580,296	—	580,296	429,964	(150,333)	429,964	438,546
9393365V1	2,481,350	(269,112)	2,212,237	2,194,353	(17,885)	2,194,353	1,760,086
939336PT4	386,961	(122,329)	264,633	75,015	(189,618)	75,015	61,371
939336U35	1,894,036	(76,526)	1,817,511	1,817,553	43	1,817,553	1,692,066
939336X65	14,242,800	—	14,242,800	14,219,553	(23,247)	14,219,553	9,642,453
93934FHC9	11,822,157	(1,040,682)	10,781,475	10,707,610	(73,865)	10,707,610	6,324,541
93934FHK1	100,009	(89,807)	10,202	10,202	—	10,202	71,444
93934FJQ6	23,116,067	(2,524,844)	20,591,223	20,060,077	(531,146)	20,060,077	11,625,148
93934FMJ8	274,844	384,301	659,146	134,736	(524,410)	134,736	498,095
93934XAB9	2,228,067	(37,957)	2,190,109	1,794,115	(395,994)	1,794,115	1,802,322
93935AAE2	106,211	322,155	428,366	398,514	(29,853)	398,514	583,482
93935GAJ8	161,312	(20,349)	140,963	706	(140,257)	706	256,004
93935LAG3	125,131	195,530	320,661	50,370	(270,291)	50,370	158,382
93936JAM4	334,700	76,651	411,351	1,911	(409,440)	1,911	81,602
941034AD2	257,294	(84,241)	173,053	173,053	—	173,053	130,330
941574AG0	6,824,731	(1,616,039)	5,208,692	4,706,557	(502,135)	4,706,557	1,710,000
9497EVAF2	18,904	12,699	31,603	11,348	(20,255)	11,348	19,634
94981PAG5	802,956	1,280,654	2,083,610	1,993,301	(90,309)	1,993,301	605,013
94981VAX5	1,188,385	(3,380)	1,185,005	1,185,005	—	1,185,005	1,163,931
94983CAJ6	21,615,546	(3,686)	21,611,860	21,611,860	—	21,611,860	19,291,611
94983EAH6	16,211,476	—	16,211,476	16,192,005	(19,471)	16,192,005	13,657,429
94983TAE0	12,935,357	(9,809)	12,925,548	12,813,552	(111,996)	12,813,552	10,974,352
94983VAC9	10,182,293	(1,094,464)	9,087,828	8,692,723	(395,105)	8,692,723	8,522,414
94983YAQ2	5,376,220	—	5,376,220	5,308,862	(67,359)	5,308,862	4,332,506
94985JAG5	19,506,807	(924,368)	18,582,439	18,456,892	(125,547)	18,456,892	12,319,438
984582AA4	5,692,652	(378,283)	5,314,369	4,212,034	(1,102,335)	4,212,034	4,737,800
984582AB2	102,579	(33,345)	69,235	16,425	(52,809)	16,425	89,849
DUCH1CC26	674	—	674		(674)		70
L26479NN8	2,022,238	(518,183)	1,504,056	1,237,994	(266,062)	1,237,994	2,686,776
L26480MN7	1,956,399	(1,294,652)	661,747	887,038	225,291	887,038	438,529
N2874AAB7	7,638,865	(3,145,633)	4,493,232	4,842,587	349,355	4,842,587	1,719,720

TOTALS	$2,961,408,356	$(107,852,370)	$2,853,555,985	$2,650,607,208	$(202,948,778)	$2,650,607,208	$1,753,799,156

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements

Financial Statements included in Part A

Condensed Financial Information

Financial Statements included in Part B

The Registrant

Report of Independent Registered Public Accounting Firm

Statement of Assets and Liabilities as of December 31, 2009

Statements of Operations and Changes in Net Assets for the years ended December 31, 2009 and 2008

Notes to Financial Statements

The Depositor

Independent Auditors’ Report

Statutory Statements of Financial Position as of December 31, 2009 and 2008

Statutory Statements of Income for the years ended December 31, 2009, 2008, and 2007

Statutory Statements of Changes in Surplus for the years ended December 31, 2009, 2008, and 2007

Statutory Statements of Cash Flows for the years ended December 31, 2009, 2008, and 2007

Notes to Statutory Financial Statements

(b) Exhibits

Exhibit 1	Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account, incorporated by reference to Registrant’s Initial Registration Statement No. 333-45039 filed on January 28, 1998.

Exhibit 2	Not Applicable.

Exhibit 3	(i) Principal Underwriting Agreement, incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-45039, filed on June 4, 1998.
(ii) Underwriting and Servicing Agreement, incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-45039, filed on June 4, 1998.
(iii) Insurance Products Distribution Agreement (4/08), incorporated by reference to Post-Effective Amendment No. 12 to Registration No. 333-109620, filed on August 19, 2008.

(iv) Amendment for Insurance Product Distribution Agreement (4/08), incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-81015, filed on Form N-4 in April 2009.

Exhibit 4	Form of Individual Annuity Contract, incorporated by reference to Initial Registration Statement No. 333-109620 on Form N-4 on October 10, 2003.
Form of Contract Schedule, incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement No. 333-109620, filed in October 2007.
Form of Guaranteed Minimum Income Benefit Rider, incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement No. 333-109620, filed June 1, 2007.
Form of Guaranteed Minimum Withdrawal Benefit Rider, incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement No. 333-109620, filed in October 2007.
9/8/2008 Revisions (2008 Version): Form of Individual Annuity Contract; Form of Contract Schedule; Form of Guaranteed Minimum Income Benefit Rider; Exchange Endorsement; Unisex Annuity Rates Rider, incorporated by reference to Post-Effective Amendment No. 12 to Registration No. 333-109620, filed on August 19, 2008.

Exhibit 5	Form of Individual Annuity Application, incorporated by reference to Post-Effective Amendment No. 12 to Registration No. 333-109620, filed on August 19, 2008.

Exhibit 6	(i) Copy of Articles of Incorporation of the Company, incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement No. 333-50410, filed on November 24, 2008.
(ii) Copy of the Bylaws of the Company, incorporated by reference to Initial Registration Statement No. 333-150916, filed on May 14, 2008.

Exhibit 7	Not Applicable.

Exhibit 8	(a) Fund Participation Agreements

Form of Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer, Inc., incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement No. 333-80991, filed on Form N-4 in April 2006.

1

Form of Participation Agreement with Panorama Series Fund, Inc., incorporated by reference to Registration Statement No. 333-22557, filed on February 28, 1997.

Form of Participation Agreement with Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, and Fidelity Variable Insurance Products Fund III, incorporated by reference to Initial Registration Statement No. 333-65887 filed on Form S-6 on October 20, 1998.

Form of Participation Agreement with ING Variable Products Trust, incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement No. 333-80991, filed on Form N-4 in April 2006.

Form of Participation Agreement with AIM Variable Insurance Funds, Inc., incorporated by reference to Initial Registration Statement No. 333-131007, filed on January 13, 2006.

Form of Participation Agreement with MML Series Investment Fund, incorporated by reference to Initial Registration Statement No. 333-130156, filed on December 6, 2005.

Form of Participation Agreement with MML Series Investment Fund II, incorporated by reference to Initial Registration Statement No. 333-130156, filed on December 6, 2005.

Form of Participation Agreement with PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC, incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement No. 333-80991, filed on Form N-4 in April 2006.

(b) Rule 22c-2 Agreements, incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement No. 333-80991, filed in April 2007.

AIM Variable Insurance Funds
Fidelity Variable Insurance Products Fund
ING Variable Products Trust
MML Series Investment Fund
MML Series Investment Fund II
Oppenheimer Variable Account Funds
Panorama Series Fund, Inc.
PIMCO Variable Insurance Trust

Exhibit 9	Opinion and Consent of Counsel.*

Exhibit 10	(i) Consent of Independent Registered Public Accounting Firm, KPMG LLP.*

(ii) Powers of Attorney, incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement No. 333-81015, filed on Form N-4 in April 2010.

Exhibit 11	Not Applicable.

Exhibit 12	Not Applicable.

Exhibit 14	None.

*	Filed herewith.

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Item 25. Directors and Officers of the Depositor

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Directors of Massachusetts Mutual Life Insurance Company

Thomas C. Barry, Director 320 Park Avenue, 28th Floor New York, NY 10022	Robert M. Furek, Director 1370 Cutler Court Marco Island, FL 34145

Kathleen A. Corbet, Director 49 Cross Ridge Road New Caanan, CT 06840	Raymond W. LeBoeuf, Director 1590 Galleon Drive Naples, FL 34101-7716

Roger W. Crandall, Director 1295 State Street Springfield, MA 01111

James H. DeGraffenreidt, Jr., Director 1340 Smith Avenue Suite 200 Baltimore, MD 21209	Cathy E. Minehan, Director 128 Beacon Street Boston, MA 02116

Patricia Diaz Dennis, Director 103 Devine Road San Antonio, TX 78212	Marc Racicot, Director 28013 Swan Cove Drive Bigfork, MT 59911

William B. Ellis, Director 31 Pound Foolish Lane Glastonbury, CT 06033	Stuart H. Reese, Director, Chairman 1295 State Street Springfield, MA 01111
Robert A. Essner, Director 5 Giralda Farms Madison, NJ 07940 Officers of Massachusetts Mutual Life Insurance Company	William T. Spitz, Director 16 Wynstone Nashville, TN 37215

Todd G. Picken, Corporate Vice President and Treasurer 1295 State Street Springfield, MA 01111	Norman A. Smith, Senior Vice President and Corporate Controller 1295 State Street Springfield, MA 01111

Roger W. Crandall, President and Chief Executive Officer (principal executive officer)

1295 State Street

Springfield, MA 01111

Mark Roellig, Executive Vice President and General Counsel

1295 State Street

Springfield, MA 01111

Michael T. Rollings, Executive Vice President and Chief Financial Officer

1295 State Street

Springfield, MA 01111

Elaine A. Sarsynski, Executive Vice President

1295 State Street

Springfield, MA 01111

Michael Fanning, Executive Vice President

1295 State Street

Springfield, MA 01111

Thomas Finke, Executive Vice President and Chief Investment Officer

1295 State Street

Springfield, MA 01111

Christine Peaslee, Vice President, Corporate Secretary & Counsel

1295 State Street

Springfield, MA 01111

Debra Palermino, Executive Vice President

1295 State Street

Springfield, MA 01111

Robert Casale, Executive Vice President & Chief Information Officer

1295 State Street

Springfield, MA 01111

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

ORGANIZATIONAL SUMMARY

I.	DIRECT SUBSIDIARIES OF MASSMUTUAL - MassMutual is the sole owner of each subsidiary unless otherwise indicated.

A.	C.M. Life Insurance Company (May 11, 1981), a Connecticut corporation which operates as a life and health insurance company.

1.	MML Bay State Life Insurance Company (April 1, 1935), a Connecticut corporation which operates as a life and health insurance company.

2.	CML Mezzanine Investor, LLC (October 18, 2005), a Delaware limited liability company that acts as a blocker entity for C.M. Life Insurance Company.

3.	CML Mezzanine Investor L, LLC (November 5, 2008), a Delaware limited liability company that holds a portfolio of the investment interests in a mezzanine fund.

4.	CML Re Finance LLC (December 19, 2008), a Delaware limited liability company formed for the purpose of holding interests in actively managed mortgage loans, near foreclosure mortgages and subsequently foreclosed properties.

B.	MML Distributors, LLC (Nov. 10, 1994), a Connecticut limited liability company which operates as a securities broker-dealer. (MassMutual Holding LLC – 1%.)

C.	MassMutual Holding LLC (Nov. 30, 1984), a Delaware limited liability company which operates as a holding company for certain MassMutual entities.

MassMutual Holding LLC is the sole owner of each subsidiary or affiliate unless otherwise indicated.

1.	MML Investors Services, Inc. (Dec. 31, 1981), a Massachusetts corporation which operates as a securities broker-dealer.

a.	MML Insurance Agency, Inc. (Nov. 16, 1990), a Massachusetts corporation which operates as an insurance broker.

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b.	MMLISI Financial Alliances, LLC, a Delaware limited liability company which operates as a broker-dealer. (MML Investors Services, Inc. – 51% and Series Members – 49%)

2.	MassMutual Holding MSC, Inc. (Dec. 26, 1996), a Massachusetts corporation which operates as a holding company for MassMutual positions in investment entities organized outside of the United States. This subsidiary qualifies as a “Massachusetts Security Corporation” under Chapter 63 of the Massachusetts General Laws. MassMutual Holding MSC, Inc. is the sole owner of each subsidiary or affiliate unless otherwise indicated.

a.	MassMutual Corporate Value Limited (Aug. 24, 1994), a Cayman Islands corporation which holds a 88.4% ownership interest in MassMutual Corporate Value Partners Limited, another Cayman Islands corporation operating as a high-yield bond fund. (MassMutual Holding MSC, Inc.—46%)

1)	MassMutual Corporate Value Partners Ltd. (Aug. 24, 1994), owned 88.4% by MassMutual Corporate Value Limited.

b.	1279342 Ontario Limited (Jan. 29, 1998), a Canadian corporation which operates as the owner of Deerhurst Resort in Huntsville, Ontario, Canada.

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3.	Babson Capital Management LLC (July 5, 1940), a Delaware limited liability company which operates as an investment adviser.

a.	Babson Capital Securities Inc. (July 1, 1994), a Massachusetts corporation which operates as a securities broker-dealer.

b.	Cornerstone Real Estate Advisers, Inc. (formerly Babson Capital Management Inc.), a Delaware corporation that holds a “corporation” real estate license.

c.	Babson Capital Japan KK, formerly known as MassMutual Investment Management Company (May 28, 2004), a Japanese registered investment adviser.

d.	Babson Capital Asia Limited (May 7, 2009), a Hong Kong company whose sole employee conducts market research for investment opportunities for Babson Capital Management LLC and Massachusetts Mutual Life Insurance Company.

e.	Babson Capital Australia Holding Company Pty Ltd. (October 12, 2009), an operating company that employs five or more mezzanine debt portfolio managers.

1.)	Babson Capital Australia Pty Ltd. (October 16, 2009), an asset manager for Australian institutional investors.

f.	Babson Capital Guernsey Limited, an investment management company organized under the laws of Guernsey.

1.)	Babson Capital Europe Limited, an institutional debt-fund manager organized under the laws of England and Wales.

a.)	Almack Holding Partnership GP Limited, an English company and wholly-owned subsidiary of Babson Capital Europe Limited, serves as general partner of Almack Leveraged 1 LP, Almack Unleveraged 1 LP and Almack Leveraged 2 LP.

b.)	Almack Mezzanine Fund Limited, an English company and wholly-owned subsidiary of Babson Capital Europe Limited, will serve as general partner of Almack Mezzanine Founder LP and Almack Mezzanine I LP.

c.)	Almack Mezzanine Fund II Limited, an English company and wholly-owned subsidiary of Babson Capital Europe Limited, serves as general partner of Almack Mezzanine II Leveraged LP, Almack Mezzanine II Unleveraged LP, and Almack Mezzanine Founder II LP.

g.	Cornerstone Real Estate Advisers, LLC (Jan. 20, 1994), a Delaware limited liability company which operates as an investment adviser.

1.)	Cornerstone Real Estate Advisers Europe B.V. (October 31, 2008), a Dutch company that is a wholly-owned subsidiary of Cornerstone Real Estate Advisers LLC that is applying to become a licensed Dutch investment firm regulated by the Dutch Authority for Financial Markets.

2.)	Cornerstone Real Estate Advisers Asia Limited (January 23, 2008), a Hong Kong company that is a wholly-owned subsidiary of Cornerstone Real Estate Advisers LLC that is applying to become a Hong Kong licensed investment firm regulated by the Securities and Futures Commission.

3.)	Cornerstone Acquisitions LLC (August 24, 2007), a Delaware limited liability company that was formed for the purpose of entering into purchase contracts for real property interests for the benefit of Cornerstone Real Estate Advisers LLC clients.

4.)	Cornerstone Real Estate UK Holdings Limited (November 13, 2009), a holding company incorporated under the laws of England and Wales.

a.)	Cornerstone Real Estate UK (No. 2) Limited (formerly, Peder Smedvig Protego Limited), a special purpose holding company.

b.)	Protego Real Estate Investors Finance LLP, a London-based real estate investment management company. (74.715% owned by Cornerstone Real Estate UK Holdings Limited and 25.285% owned by Cornerstone Real Estate UK (No.2) Limited.)

c.)	Protego Real Estate Investors LLP, a London-based real estate investment management company, (74.715% owned by Cornerstone Real Estate UK Holdings Limited and 25.285% owned by Cornerstone Real Estate UK (No.2) Limited.)

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h.	The following are investment-related special purpose entities of Babson Capital Management LLC. These entities are all domiciled in the State of Delaware.

1.	Babson Capital Loan Partners I GP, LLC

2.	Babson Global Macro Management LLC

3.	Babson Mezzanine Realty Management LLC

4.	Babson Mezzanine Realty Management II LLC

5.	BCCM I GP LLC

6.	Blue-Chip Multi-Strategy Management LLC

7.	Boston Mass II, LLC

8.	Cobbs Wharf Management LLC

9.	Congress Avenue Management LLC

10.	Credit Strategies Management LLC

11.	Hanover/Babson Equity Investors Manager LLC

12.	Hanover Preferred Facility Manager LLC

13.	Loan Strategies Management LLC

14.	Mezzco LLC

15.	Mezzco II LLC

16.	Mezzco III LLC

17.	Somerset Special Opportunities Management LLC

18.	Special Value Absolute Return Fund, LLC

19.	Special Value Bond Fund II, LLC

20.	Winterset Management LLC

4.	Oppenheimer Acquisition Corp. (June 21, 1990), a Delaware corporation which operates as a holding company for the Oppenheimer companies. (MassMutual Holding LLC – 98.48%).

a.	OppenheimerFunds, Inc. (Oct. 23, 1987), a Colorado corporation which operates as the investment adviser to the Oppenheimer Funds. (OppenheimerFunds Services, a division of OppenheimerFunds, Inc. operates as a transfer agent for the Oppenheimer funds.)

1.)	Centennial Asset Management Corporation (May 8, 1987), a Delaware corporation which operates as investment adviser and general distributor of the Centennial Trusts.

2.)	OppenheimerFunds Distributor, Inc. (July 3, 1978), a New York corporation which operates as a broker-dealer and general distributor of the Oppenheimer funds.

3.)	Oppenheimer Real Asset Management, Inc. (Dec. 22, 1988), a Delaware corporation which is the sub-adviser to a mutual fund investing in the commodities markets.

4.)	Shareholder Financial Services, Inc. (Nov. 1, 1989), a Colorado corporation which operates as a transfer agent for closed-end funds managed by Oppenheimer and certain closed-end funds managed by MassMutual.

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5.)	Shareholder Services, Inc. (Sept. 16, 1987), a Colorado corporation which operates as a transfer agent for the Centennial Trusts.

6.)	OFI Private Investments Inc. (March 20, 2000) is a New York based registered investment adviser which manages separate accounts for investors and also acts as the Program Manager and Investment Manager for several states’ 529 college savings and prepaid tuition plans.

7.)	OFI Institutional Asset Management, Inc. (Nov. 20, 2000) is a New York based registered investment advisor which provides investment supervisory services on a discretionary basis to individual accounts, pension plans, insurance company separate accounts, public funds and corporations for a stated fee.

a.)	Trinity Investment Management Corporation (Nov. 1, 1974), a Pennsylvania corporation and registered investment adviser which provides portfolio management and equity research services primarily to institutional clients.

b.)	OFI Trust Company (1988), a New York corporation which conducts the business of a trust company.

c.)	HarbourView Asset Management Corporation (April 17, 1986), a New York corporation which operates as an investment adviser.

d.)	OppenheimerFunds International Distributor Limited (formerly known as OpphheimerFunds (Asia) Limited), a Hong Kong mutual fund marketing company. (Owned 95% by OFI Institutional Asset Management, Inc. and 5% by OppenheimerFunds, Inc.)

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8.)	OppenheimerFunds International Ltd. (July 9, 1997), is a Dublin-based limited liability company that currently has no operations.

a.)	OFI Institutional Asset Management, Ltd., (February 6, 2007), is an English-based, limited liability company, wholly-owned by OppenheimerFunds International, Ltd. that currently has no operations.

b.	Tremont Group Holdings, Inc. (previously, Tremont Capital Management, Inc.) (June 28, 2001), a New York-based investment services provider which specializes in hedge funds.

1.)	Tremont (Bermuda) Limited a Bermuda-based investment adviser.

a.)	Tremont Capital Management Limited, a company based in the United Kingdom.

2.)	Tremont Partners, Inc., (1984) a Connecticut corporation that is a registered investment adviser.

3.)	Tremont Securities, Inc., a New York company

4.)	Tremont Capital Management (Asia) Limited, a Hong Kong company.

5.)	Tremont Capital Management (Ireland) Limited, the manager of an Irish umbrella trust that manages a series of non-US strategy based funds.

6.)	Tremont GP, Inc., a Delaware corporation.

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5.	HYP Management LLC (July 24, 1996), a Delaware limited liability company which operates as the “LLC Manager” of MassMutual High Yield Partners II LLC, a high yield bond fund.

6.	MML Realty Management Corporation (Oct. 14, 1968), a Massachusetts corporation which formerly operated as a manager of properties owned by MassMutual.

7.	MassMutual International LLC (Feb. 19, 1996), a Delaware corporation which operates as a holding company for those entities constituting MassMutual’s international insurance operations. MassMutual International LLC is the sole owner of each of the subsidiaries or affiliates listed below unless otherwise indicated.

a.	MassMutual Asia Limited, a corporation organized in Hong Kong which operates as a life insurance company. (Owned 99.99% by MassMutual International LLC and .01% by MassMutual Holding LLC).

1.)	MassMutual Insurance Consultants Limited, a corporation organized in Hong Kong which operates as a general insurance agent. (MassMutual Asia Limited owns 99.99% and MassMutual Services Limited owns .01%).

2.)	MassMutual Trustees Limited, a corporation organized in Hong Kong which operates as an approved trustee for the mandatory provident funds. (Owned 20% each by MassMutual Asia Limited, MassMutual Services Limited (in trust for MassMutual Asia Ltd.), MassMutual Guardian Limited (in trust for MassMutual Asia Ltd.), Protective Capital (International) Limited and Kenneth Yu (in trust for MassMutual Asia Ltd.)).

3.)	Protective Capital (International) Limited, a corporation organized in Hong Kong which is a dormant investment company currently holding 6.38% of MassMutual Life Insurance Company in Japan. (Owned 99.98% by MassMutual Asia Limited, .01% by Ling Sau Lei and .01% by Jones Leung.)

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4.)	MassMutual Services Limited, a corporation organized in Hong Kong which provided policyholders with estate planning services. This company is now inactive. (MassMutual Asia Ltd. – 50%, Protective Capital (International) Limited – 50%.)

5.)	MassMutual Guardian Limited, a corporation organized in Hong Kong which provided policyholders with estate planning services. This company is now inactive. (MassMutual Asia Ltd. – 50%, Protective Capital (International) Limited—50%.)

6.)	MassMutual Asia Investors Limited, a Hong Kong company that provides investment advisory services.

b.	MassMutual Internacional (Chile) Limitada, a corporation organized in the Republic of Chile which operates as a holding company. (MassMutual International LLC – 79.43%; MassMutual Holding LLC—.07%; 1279342 Ontario Limited – 20.5%)

1.)	MassMutual (Chile) Limitada (September 13, 2006), a limited liability company organized in the Republic of Chile. (MassMutual Internacional (Chile) Limitada – 99.99 % and MassMutual International LLC .01%).

a.)	Compañia de Seguros CorpVida S.A., corporation organized in the Republic of Chile which operates as an insurance company. (37.48% by Corp. Group Vida Chile S.A., 29.03% by Corp. Group Interhold S.A. and 33.49% by MassMutual (Chile) Limitada)

c.	MassMutual Europe S.A., a corporation organized in the Grand Duchy of Luxembourg which operates as a life insurance company.

d.	MassMutual International Holding MSC, Inc., a Massachusetts corporation which currently acts as a holding company for MMI’s interest in Taiwan.

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1.)	MassMutual Mercuries Life Insurance Company, a Taiwan corporation which operates as a life insurance company. (MassMutual International Holding MSC, Inc. 39.01%, Mercuries Group 39.01%, and 21.98% by other shareholders.)

e.	MassMutual Life Insurance Company, a Japanese corporation which operates as a life insurance company. (MassMutual International LLC – 89.88%; MassMutual Asia Limited – 10.10%; and MassMutual Life Insurance Company—.02%).

f.	MassMutual Mercuries Insurance Agency Co., Ltd., a Taiwan company which operates as a life Insurance agency (MassMutual International LLC-50%).

8.	MassMutual Assignment Company (Oct. 4 2000), a North Carolina corporation which operated a structured settlement business.

9.	MML Financial, LLC (May 7, 2004), a Delaware limited liability company which operates as a holding company.

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10.	MassMutual Baring Holding, LLC (October 14, 2005), a Delaware limited liability company that will act as a holding company for certain MassMutual subsidiaries.

a.	MassMutual Holdings (Bermuda) Limted, a Bermuda company that acts as a holding company for certain MassMutual subsidiaries.

1.)	Baring Asset Management Limited (April 6, 1994), a company incorporated under the laws of England and Wales that acts an investment manager/adviser.

a.)	Baring Fund Managers Limited (October 29, 1968), a company incorporated under the laws of England and Wales that acts as a manager of BAM UK Collective Investment Schemes.

b.)	Baring International Investment Limited (June 7, 1979), a company incorporated under the laws of England and Wales that acts as an investment manager/adviser.

c.)	Baring Pension Trustees Limited, a company organized under the laws of England and Wales that acts as a trustee for the pension scheme covering UK-based employees of Baring Asset Management Limited.

d.)	Baring Investment Services Limited (May 18, 1988), a company incorporated under the laws of England and Wales that acts as a service company which supports all the BAM Group operating companies within the UK.

e.)	Baring International Investment Management Holdings (November 12, 1985), a company incorporated under the laws of England and Wales that acts as an intermediate holding company.

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i.	Baring Investment Administrative Services (South Africa) Limited (September 4, 1998), a company incorporated under the laws of South Africa. The company was incorporated to serve as the South African Representative Office for selected collective investment schemes as contemplated in the Regulations made pursuant to Section 37A(1) of the Units Trusts Control Act, 1981 as amended.

ii.	Baring Asset Management UK Holdings Limited (October 25, 1983), a company incorporated under the laws of England and Wales that acts as an intermediate holding company.

aa.	Baring Asset Management GmbH (February 21, 2000), a company incorporated under the laws of Germany that provides marketing and client services regarding investment funds and other asset management products of the BAM group.

bb.	Baring France S.A.S. (July 24, 1997), a company incorporated under the laws of France that handles distribution and client services for qualified investors.

cc.	Baring Asset Management (CI) Limited (July 18, 1990), an investment management company organized under the laws of the Isle of Guernsey.

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dd.	Baring International Fund Managers (Ireland) Limited (July 16, 1990), a company incorporated under the laws of Ireland that acts as a manager of BAM Irish Collective Investment Schemes and Funds.

ee.	Baring Mutual Fund Management (Ireland) Limited (November 29, 1991), a company incorporated under the laws of Ireland.

ff.	Baring SICE (Taiwan) Limited (March 15, 1990), a regulated company organized in Taiwan.

gg.	Baring Asset Management (Asia) Holdings Limited (June 7, 1985), an intermediate holding company organized in Hong Kong.

i.	Baring Asset Management (Asia) Limited (March 15, 1985), a company organized in Hong Kong that acts as an investment adviser.

ii.	Baring International Fund Managers (Bermuda) Limited (September 13, 1988), a company incorporated under the laws of Bermuda that acts as a trustee of Baring Korea Trust Fund Ltd.’s undistributed funds.

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iii.	Baring Asset Management (Japan) Limited (January 13, 1986), a company organized in Japan that acts as an investment adviser.

iv.	Baring Asset Management (Australia) Pty Limited (June 6, 1986), an investment adviser incorporated under the laws of Australia.

b.	Baring Asset Management, Inc. (September 28, 1967), a Massachusetts corporation that acts as an investment adviser.

11.	MassMutual Capital Partners LLC (September 20, 2006), a Delaware single-member limited liability company. MassMutual Holding LLC is the sole member.

12.	First Mercantile Trust Company (November 26, 1957), a Tennessee trust company engaged in the business of providing retirement plan investment management and recordkeeping products and services to businesses and individuals

D.	The MassMutual Trust Company (Jan. 12, 2000), a federally chartered stock savings bank which performs trust services.

E.	MML Private Placement Investment Company I, LLC (May 15, 2007), a Delaware limited liability.

F.	MML Private Equity Fund Investor LLC (December 6, 2006), a Delaware limited liability company that acts as a blocker entity for MassMutual and holds private equity fund investments.

G.	MML Mezzanine Investor, LLC (October 18, 2005), a Delaware limited liability company that acts as a blocker entity for MassMutual.

H.	MML Mezzanine Investor II, LLC (March 13, 2008), a Delaware limited liability company that acts as a blocker entity for MassMutual.

I.	MMC Equipment Finance LLC (January 27, 2007), a Delaware limited liability company established to engage primarily in equipment finance and leasing activities.

1.	MassMutual Asset Finance LLC (formerly known as Winmark Equipment Finance, LLC) is an equipment financing company which provides collateralized lending, financing and leasing services nationwide (owned 99.61% by MMC Equipment Finance LLC and .39% by C.M. Life Insurance Company).

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a.	Winmark Special Finance LLC (May 18, 2004), a Delaware limited liability company that acquires equipment loans and leases and the related equipment, participation and other interests in such assets.

b.	Winmark Limited Funding LLC (June 3, 2004), a Delaware limited liability company that acquires equipment loans and leases and the related equipment, participation and other interests in such assets, and then issues non-recourse promissory notes which are secured by such assets (excluding residual interests).

c.	MMAF Equipment Finance LLC 2009-A (November 13, 2009), a Delaware limited liability company that holds a portfolio of rights in equipment loans, equipment leases, related equipment and related rights.

d.	WEF Seller LLC 2006-A (January 26, 2007), a Delaware limited liability company that previously held a portfolio of rights in equipment loans, equipment leases, related equipment and related rights.

1.)	WEF Issuer LLC 2006-A (October 17, 2005), a Delaware limited liability company that holds and manages equipment-related assets and makes payments on certain notes.

J.	Invicta Advisors LLC (April 12, 2006), a Delaware limited liability company that will serve as the management entity of Invicta Credit LLC.

K.	MML Mezzanine Investor L, LLC (November 5, 2008), a Delaware limited liability company that holds a portion of the investment interests in a mezzanine fund.

L.	MML Re Finance LLLC (December 19, 2008), a Delaware limited Liability company formed for the purpose of holding interests in actively managed mortgage loans, near foreclosure mortgages and subsequently foreclosed properties.

M.	PL-Apts, LLC (December 18, 2008), a Delaware limited liability company formed for the purpose of owning an apartment complex in Nashville, Tennessee (owned 92.2% by MassMutual and 7.8% by C.M. Life Insurance Company).

N.	CV-APTS, LLC (March 4, 2009), a Delaware limited liability company formed to take title to a property that was acquired by foreclosure.

O.	WP-SC, LLC (March 10, 2009), a Delaware limited liability company formed to take title to a property that was acquired by foreclosure. MassMutual holds an 81.39% interest and C.M. Life Insurance Company holds an 18.61% interest.

P.	CB APTS, LLC (April 16, 2009), a Delaware limited liability company formed to take title to a property that was acquired by foreclosure.

Q.	MP-APTS, LLC (April 1, 2009), a Delaware limited liability company formed to take title to a property that was acquired by foreclosure.

R.	MW-APTS, LLC (April 14, 2009), a Delaware limited liability company formed to take title to a property that was acquired by foreclosure.

S.	WW-APTS, LLC (July 9, 2009), a Delaware limited liability company formed to take title to a property that was acquired by foreclosure.

T.	MSP-SC, LLC (August 4, 2009), a Delaware limited liability company formed to take title to a property that was acquired by foreclosure.

U.	Country Club Office Plaza LLC (December 4, 2009), a Delaware Limited Liability company formed to take title to a property. MassMutual is the managing member with an 88.06% ownership interest and C.M. Life Insurance Company holds an 11.94% ownership interest.)

MassMutual or its subsidiaries hold at least 20% ownership of the voting rights or capital of the companies below:

ALERION INVEMENT MANAGERS I LLC, a Delaware limited liability company. Interest is 49.75%.

BRAEMAR POWER AND COMMUNICATIONS MANAGEMENT, LP, a Delaware limited partnership. Interest is 20%.

MM SUNSTONE 2010 LLC (March 4, 2010), a Delaware limited liability company. MassMutual owns 100% of this company.

CM SUNSTONE 2010 LLC (March 4, 2010), a Delaware limited liability company. C.M. Life Insurance Company owns 100% of this company.

INVICTA HOLDINGS LLC (April 12, 2006), a Delaware limited liability company that acts as a holding company. MassMutual holds 45% of the ownership interest in this company.

INVICTA CAPITAL LLC (April 12, 2006), a Delaware limited liability company that guarantees the obligations of Invicta Credit LLC. Invicta Holdings LLC holds 100% of the ownership interest in this company.

INVICTA CREDIT LLC, (April 12, 2006), a Delaware limited liability company that operates as a credit derivative product company. Invicta Holdings LLC holds 100% of the ownership interest in this company.

OX BODIES, INC., an Alabama corporation that manufactures truck bodies and mining machinery. Interest is 26.4%.

QUALIS AUTOMOTIVE LLC, a Michigan limited liability corporation that manufactures automotive parts. Interest is 29%.

TERRA RENEWAL LLC, an Iowa limited liability company that operates as a finance holding company. Interest is 26.3%.

TUBULAR TEXTILE MACHINERY, a North Carolina corporation that manufactures textile machinery. Interest is 30.1%.

VITEX PACKAGING GROUP, INC., a Virginia corporation that supplies flexible packaging products. Interest is 21.0%.

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II. REGISTERED INVESTMENT COMPANY AFFILIATES

Each of the following entities is a registered investment company sponsored by MassMutual or one of its affiliates.

•	MassMutual Premier Funds, a Massachusetts business trust that operates as an open-end investment company. The majority of shares are owned by MassMutual.

•	MML Series Investment Fund, a Massachusetts business trust that operates as an open-end investment company. All shares issued by the Trust are owned by MassMutual and certain of its affiliates.

•	MassMutual Corporate Investors, a Massachusetts business trust which operates as a closed-end investment company.

•	MassMutual Select Funds, a Massachusetts business trust that operates as an open-end investment company. The majority of shares are owned by MassMutual.

•	MassMutual Participation Investors, a Massachusetts business trust which operates as a closed-end investment company.

•

MML Series Investment Fund II, a Massachusetts business trust that operates as an open-end investment company. All shares issued by MML Series Investment Fund II are owned by MassMutual and certain of its affiliates.

•	The Greater China Fund, Inc. and The Asia Pacific Fund, Inc.: closed-end registered investment companies to which Baring Asset Management (Asia) Limited is the investment adviser.

•	Centennial Government Trust

•	Centennial Money Market Trust

•	OFI Tremont Core Strategies Hedge Fund

•	Oppenheimer Absolute Return Fund

•	Oppenheimer AMT-Free Municipals

•	Oppenheimer AMT-Free New York Municipals

•	Oppenheimer Balanced Fund

•	Oppenheimer Baring SMA International Fund

•	Oppenheimer California Municipal Fund

•	Oppenheimer Capital Appreciation Fund

•	Oppenheimer Capital Income Fund

•	Oppenheimer Cash Reserves

•	Oppenheimer Champion Income Fund

•	Oppenheimer Commodity Strategy Total Return Fund

•	Oppenheimer Developing Markets Fund

•	Oppenheimer Discovery Fund

•	Oppenheimer Emerging Growth Fund

•	Oppenheimer Equity Fund, Inc.

•	Oppenheimer Equity Income Fund, Inc.

•	Oppenheimer Global Fund

•	Oppenheimer Global Opportunities Fund

•	Oppenheimer Global Value Fund

•	Oppenheimer Gold & Special Minerals Fund

•	Oppenheimer Inflation Protected Securities Fund

•	Oppenheimer Institutional Money Market Fund

•	Oppenheimer Institutional Treasury Money Market Fund

•	Oppenheimer Integrity Funds

•	Oppenheimer International Bond Fund

•	Oppenheimer International Diversified Fund

•	Oppenheimer International Growth Fund

•	Oppenheimer International Small Company Fund

•	Oppenheimer International Value Trust

•	Oppenheimer Limited Term California Municipal Fund

•	Oppenheimer Limited-Term Government Fund

•	Oppenheimer Main Street Funds, Inc.®

•	Oppenheimer Main Street Opportunity Fund®

•	Oppenheimer Main Street Small Cap Fund®

•	Oppenheimer Master Event-Linked Bond Fund, LLC

•	Oppenheimer Master International Value Fund, LLC

•	Oppenheimer Master Loan Fund, LLC

•	Oppenheimer Money Market Fund, Inc.

•	Oppenheimer Multi-State Municipal Trust

•	Oppenheimer Municipal Fund

•	Oppenheimer Portfolio Series

•	Oppenheimer Portfolio Series Fixed Income Active Allocation Fund

•	Oppenheimer Principal Protected Trust II®

•	Oppenheimer Principal Protected Trust III®

•	Oppenheimer Principal Protected Trust®

•	Oppenheimer Quest For Value Funds

•	Oppenheimer Quest International Value Fund, Inc.

•	Oppenheimer Real Estate Fund

•	Oppenheimer Rising Dividends Fund, Inc.

•	Oppenheimer Rochester Arizona Municipal Fund

•	Oppenheimer Rochester Double Tax-Free Municipals Fund

•	Oppenheimer Rochester General Municipal Fund

•	Oppenheimer Rochester Maryland Municipal Fund

•	Oppenheimer Rochester Massachusetts Municipal Fund

•	Oppenheimer Rochester Michigan Municipal Fund

•	Oppenheimer Rochester Minnesota Municipal Fund

•	Oppenheimer Rochester North Carolina Municipal Fund

•	Oppenheimer Rochester Ohio Municipal Fund

•	Oppenheimer Rochester Virginia Municipal Fund

•	Oppenheimer Select Value Fund

•	Oppenheimer Senior Floating Rate Fund

•	Oppenheimer Series Fund, Inc.

•	Oppenheimer SMA Core Bond Fund

•	Oppenheimer SMA International Bond Fund

•	Oppenheimer Strategic Income Fund

•	Oppenheimer Target Distribution Fund

•	Oppenheimer Target Distribution & Growth Fund

•	Oppenheimer Transition 2010 Fund

•	Oppenheimer Transition 2015 Fund

•	Oppenheimer Transition 2020 Fund

•	Oppenheimer Transition 2025 Fund

•	Oppenheimer Transition 2030 Fund

•	Oppenheimer Transition 2040 Fund

•	Oppenheimer Transition 2050 Fund

•	Oppenheimer U.S. Government Trust

•	Oppenheimer Variable Account Funds

•	Panorama Series Fund, Inc.

•	Rochester Fund Municipals

•	Rochester Portfolio Series

•	Tennenbaum Opportunities Fund V, LLC (a nondiversified closed-end management investment company co-managed by Babson Capital Management LLC)

•	Special Value Opportunities Fund, LLC (a nondiversified closed-end management investment company co-managed by Babson Capital Management LLC)

•	Special Value Continuation Fund, LLC (a nondiversified closed-end management investment company co-managed by Babson Capital Management LLC)

•	Special Value Continuation Partners, LP (a nondiversified closed-end management investment company co-managed by Babson Capital Management LLC)

•	Tennenbaum Opportunities Partners V, LP (a nondiversified closed-end management investment company co-managed by Babson Capital Management LLC)

Item 27. Number of Contract Owners

As of February 10, 2010, the number of contract owners was 14,269.

Item 28. Indemnification

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MassMutual directors and officers are indemnified under Article V of the by-laws of Massachusetts Mutual Life Insurance Company, as set forth below.

Article	V. of the Bylaws of MassMutual provides for indemnification of directors and officers as follows:

“Article	V. Subject to limitations of law, the Company shall indemnify:

(a)	each director, officer or employee;

(b)	any individual who serves at the request of the Company as a director, board member, committee member, officer or employee of any organization or any separate investment account; or

(c)	any individual who serves in any capacity with respect to any employee benefit plan,

from and against all loss, liability and expense imposed upon or incurred by such person in connection with any action, claim or proceeding of any nature whatsoever, in which such person may be involved or with which he or she may be threatened, by reason of any alleged act, omission or otherwise while serving in any such capacity. Indemnification shall be provided although the person no longer serves in such capacity and shall include protection for the person’s heirs and legal representatives.

Indemnities hereunder shall include, but not be limited to, all costs and reasonable counsel fees, fines, penalties, judgments or awards of any kind, and the amount of reasonable settlements, whether or not payable to the Company or to any of the other entities described in the preceding paragraph, or to the policyholders or security holders thereof.

Notwithstanding the foregoing, no indemnification shall be provided with respect to:

(1)	any matter as to which the person shall have been adjudicated in any proceeding not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Company or, to the extent that such matter relates to service with respect to any employee benefit plan, in the best interests of the participants or beneficiaries of such employee benefit plan;

(2)	any liability to any entity which is registered as an investment company under the Federal Investment Company Act of 1940 or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office; and

(3)	any action, claim or proceeding voluntarily initiated by any person seeking indemnification, unless such action, claim or proceeding had been authorized by the Board of Directors or unless such person’s indemnification is awarded by vote of the Board of Directors.

In any matter disposed of by settlement or in the event of an adjudication which in the opinion of the General Counsel or his delegate does not make a sufficient determination of conduct which could preclude or permit indemnification in accordance with the preceding paragraphs (1), (2) and (3), the person shall be entitled to indemnification unless, as determined by the majority of the disinterested directors or in the opinion of counsel (who may be an officer of the Company or outside counsel employed by the Company), such person’s conduct was such as precludes indemnification under any such paragraph.

The Company may at its option indemnify for expenses incurred in connection with any action or proceeding in advance of its final disposition, upon receipt of a satisfactory undertaking for repayment if it be subsequently determined that the person thus indemnified is not entitled to indemnification under this Article V.”

To provide certainty and more clarification regarding the indemnification provisions of the Bylaws set forth above, MassMutual has entered into indemnification agreements with each of its directors, and with each of its officers who serve as a director of a subsidiary of MassMutual, (a “Director”). Pursuant to the Agreements, MassMutual agrees to indemnify a Director, to the extent legally permissible, against (a) all expenses, judgments, fines and settlements (“Costs”), liabilities, and penalties paid in connection with a proceeding involving the Director because he or she is a director if the Director (i) acted in good faith, (ii) reasonably believed the conduct was in the Company’s best interests; (iii) had no reasonable cause to believe the conduct was unlawful (in a criminal proceeding); and, (iv) engaged in conduct for which the Director shall not be liable under MassMutual’s Charter or By-Laws. MassMutual further agrees to indemnify a Director, to the extent permitted by law, against all Costs paid in connection with any proceeding (i) unless the Director breached a duty of loyalty, (ii) except for liability for acts or omissions not in good faith, involving intentional misconduct or a knowing violation of law, (iii) except for liability under Section 6.40 of Chapter 156D of Massachusetts Business Corporation Act (“MBCA”), or (iv) except for liability related to any transaction from which the Director derived an improper benefit. MassMutual will also indemnify a Director, to the fullest extent authorized by the MBCA, against all expenses to the extent the Director has been successful on the merits or in defense of any proceeding. If any court determines that despite an adjudication of liability to MassMutual or its subsidiary that the Director is entitled to indemnification, MassMutual will indemnify the Director to the extent permitted by law. Subject to the Director’s obligation to pay MassMutual in the event that the Director is not entitled to indemnification, MassMutual will pay the expenses of the Director prior to a final determination as to whether the Director is entitled to indemnification.

Item 29. Principal Underwriters

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(a) MML Distributors, LLC (“MML Distributors”) and MML Investors Services, Inc. (“MMLISI”), subsidiaries of Massachusetts Mutual Life Insurance Company, act as principal underwriters for contracts/policies that utilize registered separate accounts of Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company and MML Bay State Life Insurance Company. MMLISI serves as principal underwriter of the contracts/policies sold by its registered representatives, and MML Distributors serves as principal underwriter of the contracts/policies sold by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors.

MML Distributors and MMLISI either jointly or individually act as principal underwriters for:

Massachusetts Mutual Variable Life Separate Account I, Massachusetts Mutual Variable Annuity Separate Account 1, Massachusetts Mutual Variable Annuity Separate Account 2, Massachusetts Mutual Variable Annuity Separate Account 3, Massachusetts Mutual Variable Annuity Separate Account 4, Panorama Separate Account, Connecticut Mutual Variable Life Separate Account I, MML Bay State Variable Life Separate Account I, MML Bay State Variable Annuity Separate Account 1, Panorama Plus Separate Account, C.M. Multi-Account A, C.M. Life Variable Life Separate Account I, MassMutual Variable Life Separate Account II, MML Series Investment Fund, and MML Series Investment Fund II.

(b) MML Distributors, LLC and MML Investors Services, Inc. are the principal underwriters for the contracts. The following people are officers and member representatives of MML Distributors, LLC and officers and directors of MML Investors Services, Inc.

OFFICERS AND MEMBER REPRESENTATIVES MML DISTRIBUTORS, LLC

Name	Positions and Offices	Principal Business Address
Elaine A. Sarsynski	Chief Executive Officer, President and Springfield OSJ Supervisor	1295 State Street Springfield, MA 01111-0001

William H. McCauley	Chief Financial Officer, Treasurer and Assistant Vice President

Michael Fanning	Member Representative Massachusetts Mutual Life Insurance Co. MassMutual Holding LLC USIG Operations Supervisor	1295 State Street Springfield, MA 01111-0001

Robert S. Rosenthal	Vice President Chief Legal Officer Secretary	1295 State Street Springfield, MA 01111-0001

Kevin LaComb	Assistant Treasurer	1295 State Street Springfield, MA 01111-0001

Edward K. Duch, III	Assistant Secretary	1295 State Street Springfield, MA 01111-0001

Jennifer Dupuis-Krause	Assistant Secretary	1295 State Street Springfield, MA 01111-0001

Barbara Upton	Assistant Vice President Chief Compliance Officer	100 Bright Meadow Blvd. Enfield, CT 06082

Stephen Alibozek	Entity Contracting Officer	1295 State Street Springfield, MA 01111-0001

Kathy Rogers	Continuing Education Officer	1295 State Street Springfield, MA 01111-0001

Susan Scanlon	Vice President	100 Bright Meadow Blvd Enfield, CT 06082

Donna Watson	Cash and Trading Supervisor Assistant Treasurer	1295 State Street Springfield, MA 01111-0001

Bruce C. Frisbie	Assistant Treasurer	1295 State Street Springfield, MA 01111-0001

Sam Jaberi	Chief Technology Officer	1295 State Street Springfield, MA 01111-0001

Lenore MacWade	Assistant Treasurer	1295 State Street Springfield, MA 01111-0001

Eric Wietsma	Vice President Retirement Services Supervisor and Fund Product Distribution Officer	1295 State Street Springfield, MA 01111-0001

Melissa Millan	USIG Product/Sales Supervisor	100 Bright Meadow Blvd. Enfield, CT 06082

Richard Byrne	Variable Annuity Supervisor and Variable Annuity Product Distribution Officer	100 Bright Meadow Blvd. Enfield, CT 06082

Jo-Anne Rankin	Variable Life Product Distribution Officer	100 Bright Meadow Blvd. Enfield, CT 06082

Christine Peaslee	Assistant Secretary	1295 State Street Springfield, MA 01111-0001

Michele White	Enfield OSJ Supervisor	100 Bright Meadow Blvd. Enfield, CT 06082

John Carlson	National Sales Supervisor Vice President	100 Bright Meadow Blvd. Enfield, CT 06082

Mark Larose	Registration Manager	1295 State Street Springfield, MA 01111-0001

OFFICERS AND DIRECTORS OF MML INVESTORS SERVICES, INC.

Name	Positions and Offices	Principal Business Address
Michael Fannning	Chairman of the Board & Chief Executive Officer	*

John Vaccaro	President, Director, Agency Field Force Supervisor	*

William H. McCauley	Chief Financial Officer, Treasurer and Assistant Vice President	*

William F. Monroe, Jr.	Vice President, Chief Operating Officer, Registered Options Principal	*

Michael L. Kerley	Chief Compliance Officer	*

Diana Perlman	Deputy Chief Compliance Officer	*

James Puhala	Deputy Chief Compliance Officer	*

Mark Viviano	Co-Chief Operations Officer and Assistant Vice President	*

Mark Larose	Co-Chief Operations Officer and Assistant Vice President, Registration Manager	*

Sam Jaberi	Chief Technology Officer	*

Kenneth M. Rickson	Field Risk Officer, Director	*

Elaine Sarsynski	RS Supervisor, Director	*

Robert S. Rosenthal	Chief Legal Officer, Secretary, Vice President, Associate General Counsel	*

Douglas Russell	Vice President	**

Wendy Benson	Assistant Vice President, Chief Privacy Officer	*

Matthew Verdi	Assistant Vice President	*

Mary S. Block	Second Vice President, Assistant Secretary	*

Edward K. Duch, III	Assistant Secretary	*

Jennifer L. Dupuis-Krause	Assistant Secretary	*

Christine Peaslee	Assistant Secretary	*

Bruce C. Frisbie	Assistant Treasurer	*

Kevin LaComb	Assistant Treasurer	*

Lenore McWade	Assistant Treasurer	*

Todd Picken	Assistant Treasurer	*

Kathy Rogers	Continuing Education Officer	*

Thomas H. Jurkowski	Agency Vice President	*

Edward Youmell	Agency Vice President	*

John McCloskey	Agency Vice President	*

Henry McCray	Agency Vice President	1113 Sithean Way Richmond, VA 23233

John Carlson	National Sales Supervisor	*

Maritza Flores	Executive Benefits Supervisor	*

Elaine Gruet	Assistant Vice President and Sales and Product Supervisor	*

Michael Rollings	Director	*

Gregory Deavens	Director	**

Melissa Millan	Director	**

Jo-Anne Rankin	Variable Life Product Distribution Officer	**

Richard Byrne	Variable Annuity Product Distribution Officer	**

*	1295 State Street, Springfield, MA 01111-0001
**	100 Bright Meadow Boulevard, Enfield, CT 06082-1981

(c)	For information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year, refer to the “Distribution” section of the Statement of Additional Information.

Item 30. Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant at 100 Bright Meadow Boulevard, Enfield, CT 06082 and 1295 State Street, Springfield, MA 01111.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a)	Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

(b)	Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

(d)	Massachusetts Mutual Life Insurance Company hereby represents that the fees and charges deducted under the individual deferred variable annuity contract described in this Registration Statement in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Massachusetts Mutual Life Insurance Company.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Massachusetts Mutual Variable Annuity Separate Account 4, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 14 to Registration Statement No. 333-109620 pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the city of Springfield and the Commonwealth of Massachusetts, on April 26, 2010.

MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 4 MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY (Depositor)

By:	/s/ ROGER W. CRANDALL*
Roger W. Crandall President and Chief Executive Officer Massachusetts Mutual Life Insurance Company

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

8

Signature	Title	Date

ROGER W. CRANDALL*	Director and Chief Executive Officer (principal executive officer)	April 26, 2010
Roger W. Crandall

MICHAEL T. ROLLINGS* Michael T. Rollings	Chief Financial Officer (principal financial officer)	April 26, 2010

NORMAN A. SMITH* Norman A. Smith	Corporate Controller (principal accounting officer)	April 26, 2010

Thomas C. Barry	Director

KATHLEEN A. CORBET* Kathleen Corbet	Director	April 26, 2010

STUART H. REESE* Stuart H. Reese	Director	April 26, 2010

JAMES H. DEGRAFFENREIDT, JR.* James H. DeGraffenreidt, Jr.	Director	April 26, 2010

PATRICIA DIAZ DENNIS* Patricia Diaz Dennis	Director	April 26, 2010

William B. Ellis	Director

ROBERT ESSNER* Robert Essner	Director	April 26, 2010

ROBERT M. FUREK* Robert M. Furek	Director	April 26, 2010

RAYMOND W. LEBOEUF* Raymond W. LeBoeuf	Director	April 26, 2010

CATHY E. MINEHAN*	Director	April 26, 2010
Cathy E. Minehan

MARC RACICOT* Marc Racicot	Director	April 26, 2010

WILLIAM T. SPITZ* William T. Spitz	Director	April 26, 2010

/S/ JOHN E. DEITELBAUM		April 26, 2010
John E. Deitelbaum
*As Attorney-in-Fact Pursuant to Power of Attorney
Signed by a majority of Directors

REPRESENTATION BY REGISTRANT’S COUNSEL

As attorney to the Registrant, I, Gary F. Murtagh, have reviewed this Post-Effective Amendment No. 14 to Registration Statement No. 333-109620, and represent, pursuant to the requirement of paragraph (e) of Rule 485 under the Securities Act of 1933, that this Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of said Rule 485.

By:	/s/ GARY F. MURTAGH
Gary F. Murtagh Assistant Vice President and Counsel

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INDEX TO EXHIBITS

Exhibit 9	Opinion and Consent of Counsel

Exhibit 10(i)	Consent of Independent Registered Public Accounting Firm, KPMG LLP